UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03738

AIG Retirement Company I

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices) (Zip code)

Evelyn M. Curran

Senior Vice President

The Variable Annuity Life Insurance Company

2929 Allen Parkway

Houston, TX 77019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 831-6425

Date of fiscal year end: May 31

Date of reporting period: November 30, 2008

Item 1. Reports to Stockholders

AIG Retirement Company I

Semi-Annual Report, November 30, 2008

SAVING : INVESTING : PLANNING

AIG Retirement Company I

SEMI-ANNUAL REPORT NOVEMBER 30, 2008 (Unaudited)

AIG Retirement Company I

PRESIDENT’S LETTER (Unaudited)

Dear Valued Investor:

We are pleased to provide you with the Semi-Annual Report for AIG Retirement Company I. The report contains the investment portfolio information and the financial statements of AIG Retirement Company I for the six-month period ending November 30, 2008.

We end the six-month period with the economy contracting rapidly, consumer confidence eroding, increasing joblessness, a threat of deflation, house prices collapsing and many major financial institutions being supported by government intervention. Moreover, this economic picture is not restricted to US shores as developed economies in Europe and Asia and emerging economies such as Brazil and China also are experiencing a serious contraction in economic growth.

The total return for the S&P 500® Index for the six-month period was negative 35.20%. In contrast to past equity declines, the markets were indiscriminate in delivering pain. Large cap and small cap; value and growth; domestic and international the pain was deep and widespread. In short, if you were invested in the equity markets, there was no place to hide.

The fixed income markets offered little relief. The fixed income markets froze and credit spreads widened significantly in both investment grade and below investment grade credits. Even money market funds, long a bastion of stability, were challenged, as a US money fund broke its $1.00 net asset value and the US Treasury stepped in to provide an insurance program to restore trust.

We enter 2009 with these economic challenges continuing to face us. Policymakers, both in the US and around the world, are considering additional policies with the objective of lessening the pain and facilitating an economic recovery. The decisions made, particularly in the first 100 days of the new Administration, have the potential to greatly impact both the current and future economic landscape.

The unprecedented confluence of these recent events has left investors understandably unsettled. A common mistake is to let emotions drive investment decisions — sell low when fear sets in or buy high when enthusiasm is soaring. We encourage you to meet with your financial advisor and review your portfolio and investment strategy. Think about your long-term investment goals and time horizon - how much money you will need to live in retirement and how soon you will need to access those funds. Think about how much money you are currently saving. Don’t let these difficult times keep you from taking control of your retirement savings and investing strategy.

Thank you for your continued confidence in our ability to help you meet your investment goals.

Sincerely,

Evelyn M. Curran, President

AIG Retirement Company I

AIG Retirement Company I

EXPENSE EXAMPLE — November 30, 2008 (Unaudited)

Disclosure of Fund Expenses in Shareholder Reports

As a shareholder of a Fund in AIG Retirement Company I (“ARC I”), you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at June 1, 2008 and held until November 30, 2008. Shares of ARC I are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) and qualified retirement plans (the “Plans”) offered by The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to ARC I, and other life insurance companies affiliated with VALIC. The fees and expenses associated with the Variable Contracts and Plans are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your Variable Contract prospectus or plan document for more details on the fees associated with the Variable Contract or Plans.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended November 30, 2008” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended November 30, 2008” column and the “Expense Ratio as of November 30, 2008” column do not include fees and expenses that may be charged by the Variable Contracts or Plans, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended November 30, 2008” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended November 30, 2008” column and the “Expense Ratio as of November 30, 2008” column do not include fees and expenses that may be charged by the Variable Contracts or Plans, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended November 30, 2008” column would have been higher and the “Ending Account Value” column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts or Plans. Please refer to your Variable Contract prospectus or Plan document for more information. Therefore, the “hypothetical” example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

AIG Retirement Company I

EXPENSE EXAMPLE — November 30, 2008 (Unaudited) — (continued)

	Actual			Hypothetical
Fund	Beginning Account Value at June 1, 2008	Ending Account Value Using Actual Return at November 30, 2008	Expenses Paid During the Six Months Ended November 30, 2008*	Beginning Account Value at June 1, 2008	Ending Account Value Using a Hypothetical 5% Assumed Return at November 30, 2008	Expenses Paid During the Six Months Ended November 30, 2008*	Expense Ratio as of November 30, 2008*
Asset Allocation@	$1,000.00	$783.71	$3.09	$1,000.00	$1,021.61	$3.50	0.69%
Blue Chip Growth#@	$1,000.00	$584.44	$3.38	$1,000.00	$1,020.81	$4.31	0.85%
Broad Cap Value Income#@	$1,000.00	$662.24	$3.54	$1,000.00	$1,020.81	$4.31	0.85%
Capital Conservation	$1,000.00	$942.35	$3.26	$1,000.00	$1,021.71	$3.40	0.67%
Core Equity#@	$1,000.00	$632.49	$3.44	$1,000.00	$1,020.86	$4.26	0.84%
Core Value#	$1,000.00	$665.10	$3.46	$1,000.00	$1,020.91	$4.20	0.83%
Foreign Value	$1,000.00	$555.20	$3.70	$1,000.00	$1,020.31	$4.81	0.95%
Global Equity@	$1,000.00	$543.27	$3.75	$1,000.00	$1,020.21	$4.91	0.97%
Global Real Estate#	$1,000.00	$531.67	$3.65	$1,000.00	$1,020.31	$4.81	0.95%
Global Social Awareness@	$1,000.00	$584.86	$2.78	$1,000.00	$1,021.56	$3.55	0.70%
Global Strategy	$1,000.00	$758.81	$3.04	$1,000.00	$1,021.61	$3.50	0.69%
Government Securities	$1,000.00	$1,056.62	$3.25	$1,000.00	$1,021.91	$3.19	0.63%
Growth	$1,000.00	$610.56	$3.67	$1,000.00	$1,020.51	$4.61	0.91%
Growth & Income#@	$1,000.00	$628.25	$3.47	$1,000.00	$1,020.81	$4.31	0.85%
Health Sciences@	$1,000.00	$683.71	$4.90	$1,000.00	$1,019.25	$5.87	1.16%
Inflation Protected#	$1,000.00	$880.12	$3.06	$1,000.00	$1,021.81	$3.29	0.65%
International Equities	$1,000.00	$551.59	$1.98	$1,000.00	$1,022.51	$2.59	0.51%
International Government Bond	$1,000.00	$887.01	$3.41	$1,000.00	$1,021.46	$3.65	0.72%
International Growth I#@	$1,000.00	$554.37	$3.94	$1,000.00	$1,020.00	$5.11	1.01%
Large Cap Core#@	$1,000.00	$692.02	$3.61	$1,000.00	$1,020.81	$4.31	0.85%
Large Capital Growth@	$1,000.00	$627.31	$3.10	$1,000.00	$1,021.26	$3.85	0.76%
Mid Cap Index	$1,000.00	$582.91	$1.55	$1,000.00	$1,023.11	$1.98	0.39%
Mid Cap Strategic Growth@	$1,000.00	$530.27	$3.18	$1,000.00	$1,020.91	$4.20	0.83%
Money Market I#	$1,000.00	$1,009.28	$2.67	$1,000.00	$1,022.41	$2.69	0.53%
NASDAQ-100® Index#	$1,000.00	$578.29	$2.18	$1,000.00	$1,022.31	$2.79	0.55%
Science & Technology@	$1,000.00	$533.66	$3.92	$1,000.00	$1,019.95	$5.16	1.02%
Small Cap Aggressive Growth#@	$1,000.00	$581.92	$3.97	$1,000.00	$1,020.05	$5.06	1.00%
Small Cap#@	$1,000.00	$645.62	$3.92	$1,000.00	$1,020.31	$4.81	0.95%
Small Cap Index	$1,000.00	$631.01	$1.80	$1,000.00	$1,022.86	$2.23	0.44%
Small Cap Special Values#@	$1,000.00	$614.59	$3.64	$1,000.00	$1,020.56	$4.56	0.90%
Small-Mid Growth#@	$1,000.00	$599.00	$4.01	$1,000.00	$1,020.05	$5.06	1.00%
Stock Index	$1,000.00	$644.80	$1.53	$1,000.00	$1,023.21	$1.88	0.37%
Value#	$1,000.00	$597.64	$3.40	$1,000.00	$1,020.81	$4.31	0.85%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days then divided by 365 days. These ratios do not reflect fees and expenses associated with the Variable Contracts or Plans. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details that apply to the Variable Contracts or your Plan document for details on the administrative fees charged by your Plan sponsor.
#	During the stated period, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Fund. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Period November 30, 2008” and the “Expense Ratios” would have been higher.
@	Through expense offset arrangements resulting from broker commission recapture, a portion of the Fund’s expenses have been reduced. Had the expense reductions been taken into account, the Expense Example would have been as follows:

	Actual			Hypothetical
Fund	Beginning Account Value at June 1, 2008	Ending Account Value Using Actual Return at November 30, 2008	Expenses Paid During the Six Months Ended November 30, 2008*	Beginning Account Value at June 1, 2008	Ending Account Value Using a Hypothetical 5% Assumed Return at November 30, 2008	Expenses Paid During the Six Months Ended November 30, 2008*	Expense Ratio as of November 30, 2008*
Asset Allocation	$1,000.00	$783.71	$3.04	$1,000.00	$1,021.66	$3.45	0.68%
Blue Chip Growth#	$1,000.00	$584.44	$3.38	$1,000.00	$1,020.81	$4.31	0.85%
Broad Cap Value Income#	$1,000.00	$662.24	$3.54	$1,000.00	$1,020.81	$4.31	0.85%
Core Equity#	$1,000.00	$632.49	$3.44	$1,000.00	$1,020.86	$4.26	0.84%
Global Equity#	$1,000.00	$543.27	$3.68	$1,000.00	$1,020.31	$4.81	0.95%
Global Social Awareness	$1,000.00	$584.86	$2.70	$1,000.00	$1,021.66	$3.45	0.68%
Growth & Income#	$1,000.00	$628.25	$3.39	$1,000.00	$1,020.91	$4.20	0.83%
Health Sciences	$1,000.00	$683.71	$4.85	$1,000.00	$1,019.30	$5.82	1.15%
International Growth I#	$1,000.00	$554.37	$3.94	$1,000.00	$1,020.00	$5.11	1.01%
Large Cap Core Fund#	$1,000.00	$692.02	$3.48	$1,000.00	$1,020.96	$4.15	0.82%
Large Capital Growth	$1,000.00	$627.31	$3.10	$1,000.00	$1,021.26	$3.85	0.76%
Mid Cap Strategic Growth#	$1,000.00	$530.27	$3.11	$1,000.00	$1,021.01	$4.10	0.81%
Science & Technology	$1,000.00	$533.66	$3.88	$1,000.00	$1,020.00	$5.11	1.01%
Small Cap Aggressive Growth#	$1,000.00	$581.92	$3.93	$1,000.00	$1,020.10	$5.01	0.99%
Small Cap#	$1,000.00	$645.62	$3.92	$1,000.00	$1,020.31	$4.81	0.95%
Small Cap Special Values#	$1,000.00	$614.59	$3.52	$1,000.00	$1,020.71	$4.41	0.87%
Small-Mid Growth#	$1,000.00	$599.00	$3.77	$1,000.00	$1,020.36	$4.76	0.94%

AIG Retirement Company I Asset Allocation Fund

PORTFOLIO PROFILE — November 30, 2008 (Unaudited)

Industry Allocation*

Commercial Paper	9.0%
U.S. Government Agencies	8.5
Repurchase Agreements	7.6
Oil Companies — Integrated	4.2
Index Fund	3.8
Electric — Integrated	3.6
Diversified Banking Institutions	2.8
Diversified Financial Services	2.8
Telephone — Integrated	2.5
Medical — Drugs	2.1
Diversified Manufacturing Operations	2.0
Computers	2.0
Retail — Discount	2.0
Medical — Biomedical/Gene	1.9
Finance — Investment Banker/Broker	1.7
Cosmetics & Toiletries	1.6
Retail — Restaurants	1.5
Banks — Super Regional	1.5
Banks — Fiduciary	1.5
Oil Companies — Exploration & Production	1.3
Beverages — Non-alcoholic	1.2
Medical Products	1.2
Food — Misc.	1.1
Retail — Drug Store	1.1
Tobacco	1.0
Electronic Components — Semiconductors	1.0
Banks — Commercial	1.0
Applications Software	1.0
Insurance — Life/Health	1.0
U.S. Government Treasuries	0.9
Multimedia	0.9
Instruments — Scientific	0.9
Index Fund — Large Cap	0.8
Agricultural Chemicals	0.8
Insurance — Multi-line	0.7
Enterprise Software/Service	0.7
Transport — Rail	0.7
Pipelines	0.7
Chemicals — Specialty	0.7
Insurance — Property/Casualty	0.6
Special Purpose Entities	0.6
Aerospace/Defense	0.6
Electric Products — Misc.	0.5
Diversified Operations	0.5
Networking Products	0.5
Oil — Field Services	0.5
Cable TV	0.4
Time Deposits	0.4
Medical — HMO	0.4
Wireless Equipment	0.4
Commercial Services	0.4
Chemicals — Diversified	0.4
Real Estate Investment Trusts	0.4
Food — Retail	0.4
Telecom Services	0.4
Commercial Services — Finance	0.3
Aerospace/Defense — Equipment	0.3
Web Portals/ISP	0.3
Medical Instruments	0.3
Medical — Hospitals	0.3
Transport — Services	0.3
Retail — Building Products	0.3
Computer Services	0.2
Investment Management/Advisor Services	0.2
Electric — Generation	0.2
Finance — Commercial	0.2
Industrial Gases	0.2

Steel — Producers	0.2
Beverages — Wine/Spirits	0.2
Apparel Manufacturers	0.2
Savings & Loans/Thrifts	0.2
Oil Refining & Marketing	0.2
Pharmacy Services	0.2
Transport — Air Freight	0.2
Insurance Brokers	0.2
Cellular Telecom	0.2
Airlines	0.2
Computers — Memory Devices	0.2
Oil & Gas Drilling	0.2
Banks — Money Center	0.2
Agricultural Operations	0.2
Retail — Apparel/Shoe	0.2
Brewery	0.2
Finance — Credit Card	0.2
Oil Field Machinery & Equipment	0.2
Television	0.2
Consumer Products — Misc.	0.1
Building — Residential/Commercial	0.1
Office Automation & Equipment	0.1
Non-Hazardous Waste Disposal	0.1
Retail — Major Department Stores	0.1
Gas — Distribution	0.1
Containers — Metal/Glass	0.1
Metal Processors & Fabrication	0.1
E-Commerce/Services	0.1
Retail — Auto Parts	0.1
Independent Power Producers	0.1
Finance — Mortgage Loan/Banker	0.1
Internet Security	0.1
Tools — Hand Held	0.1
Insurance — Reinsurance	0.1
Electronic Forms	0.1
Electronics — Military	0.1
Metal — Aluminum	0.1
Disposable Medical Products	0.1
Casino Hotels	0.1
Medical — Wholesale Drug Distribution	0.1
Satellite Telecom	0.1
Electronic Measurement Instruments	0.1
Water	0.1
Auto/Truck Parts & Equipment — Original	0.1
Computers — Periphery Equipment	0.1
Transport — Marine	0.1
Food — Wholesale/Distribution	0.1
Engineering/R&D Services	0.1
Metal — Diversified	0.1
Coal	0.1
Medical — Generic Drugs	0.1
Medical Information Systems	0.1
Containers — Paper/Plastic	0.1
Property Trust	0.1
Data Processing/Management	0.1
Semiconductor Components — Integrated Circuits	0.1

99.3%

*	Calculated as a percentage of net assets

AIG Retirement Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 49.2%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc.†	7,509	$30,712
Omnicom Group, Inc.	743	21,019

		51,731

Aerospace/Defense — 0.6%
General Dynamics Corp.	3,668	189,526
Lockheed Martin Corp.	2,141	165,092
Northrop Grumman Corp.	3,320	135,954
Raytheon Co.	3,332	162,602

		653,174

Aerospace/Defense - Equipment — 0.3%
United Technologies Corp.	7,878	382,319

Agricultural Chemicals — 0.7%
CF Industries Holdings, Inc.	662	34,841
Monsanto Co.	9,286	735,451

		770,292

Agricultural Operations — 0.2%
Archer - Daniels - Midland Co.	6,299	172,467

Airlines — 0.1%
Southwest Airlines Co.	13,014	112,571

Apparel Manufacturers — 0.2%
Coach, Inc.†	2,372	42,459
Jones Apparel Group, Inc.	2,988	15,328
Polo Ralph Lauren Corp.	1,176	50,803
VF Corp.	1,803	94,279

		202,869

Applications Software — 1.0%
Compuware Corp.†	4,138	26,276
Microsoft Corp.	50,893	1,029,056
Salesforce.com, Inc.†	1,030	29,479

		1,084,811

Athletic Footwear — 0.0%
NIKE, Inc., Class B	841	44,783

Audio/Video Products — 0.0%
Harman International Industries, Inc.	1,111	16,721

Auto - Cars/Light Trucks — 0.0%
Ford Motor Co.†	16,301	43,850

Auto/Truck Parts & Equipment - Original — 0.1%
Johnson Controls, Inc.	4,213	74,402

Banks - Commercial — 0.2%
BB&T Corp.	5,520	165,435
Regions Financial Corp.	1,812	18,464

		183,899

Banks - Fiduciary — 1.4%
Northern Trust Corp.	5,388	247,255
State Street Corp.	4,619	194,506
The Bank of New York Mellon Corp.	37,712	1,139,280

		1,581,041

Banks - Super Regional — 1.0%
Capital One Financial Corp.	2,865	98,585
National City Corp.	13,426	26,986
PNC Financial Services Group, Inc.	879	46,385
SunTrust Banks, Inc.	4,292	136,185
US Bancorp	1,911	51,559
Wells Fargo & Co.	26,278	759,171

		1,118,871

Security Description	Shares	Market Value (Note 2)

Beverages - Non - alcoholic — 1.2%
Pepsi Bottling Group, Inc.	6,740	$121,927
PepsiCo, Inc.	13,898	788,016
The Coca - Cola Co.	8,917	417,940

		1,327,883

Beverages - Wine/Spirits — 0.1%
Brown - Forman Corp., Class B	701	30,767
Constellation Brands, Inc., Class A†	2,529	32,270

		63,037

Brewery — 0.1%
Molson Coors Brewing Co., Class B	1,302	57,900

Building Products - Wood — 0.0%
Masco Corp.	2,462	23,586

Building - Residential/Commercial — 0.1%
Centex Corp.	3,863	35,385
D.R. Horton, Inc.	7,234	49,697
KB Home	869	10,106
Pulte Homes, Inc.	1,497	15,943

		111,131

Cable TV — 0.2%
Comcast Corp., Class A	13,128	227,639
Scripps Networks Interactive, Inc., Class A	742	20,620
The DIRECTV Group, Inc.†	1,171	25,774

		274,033

Chemicals - Diversified — 0.3%
E.I. du Pont de Nemours & Co.	8,650	216,769
The Dow Chemical Co.	3,766	69,859

		286,628

Chemicals - Specialty — 0.6%
Ashland, Inc.	1,350	12,893
Eastman Chemical Co.	1,968	64,747
Ecolab, Inc.	14,462	555,196

		632,836

Coal — 0.1%
Massey Energy Co.	925	14,448
Peabody Energy Corp.	1,986	46,532

		60,980

Commercial Services — 0.4%
Convergys Corp.†	2,977	18,726
Quanta Services, Inc.†	24,447	397,508

		416,234

Commercial Services - Finance — 0.2%
Automatic Data Processing, Inc.	1,002	41,142
H&R Block, Inc.	5,862	112,140
Mastercard, Inc., Class A	341	49,548
The Western Union Co.	5,200	69,004

		271,834

Computer Aided Design — 0.0%
Autodesk, Inc.†	3,030	50,268

Computer Services — 0.1%
Affiliated Computer Services, Inc., Class A†	3,159	127,782
Computer Sciences Corp.†	849	23,653

		151,435

Computers — 2.0%
Apple, Inc.†	6,974	646,281
Dell, Inc.†	6,823	76,213

AIG Retirement Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Computers (continued)
Hewlett - Packard Co.	24,433	$861,996
International Business Machines Corp.	7,520	613,632
Sun Microsystems, Inc.†	3,206	10,163

		2,208,285

Computers - Memory Devices — 0.2%
EMC Corp.†	15,912	168,190
NetApp, Inc.†	1,556	21,006

		189,196

Computers - Periphery Equipment — 0.1%
Lexmark International, Inc., Class A†	2,772	72,571

Consumer Products - Misc. — 0.1%
Fortune Brands, Inc.	1,453	54,923
Kimberly - Clark Corp.	1,245	71,949

		126,872

Containers - Metal/Glass — 0.0%
Ball Corp.	1,276	46,510

Cosmetics & Toiletries — 1.6%
Avon Products, Inc.	4,049	85,434
Colgate - Palmolive Co.	11,076	720,715
Procter & Gamble Co.	14,217	914,864
The Estee Lauder Cos., Inc., Class A	406	11,328

		1,732,341

Data Processing/Management — 0.1%
Fidelity National Information Services, Inc.	1,191	20,461
Fiserv, Inc.†	1,029	35,130

		55,591

Disposable Medical Products — 0.1%
C.R. Bard, Inc.	1,080	88,592

Diversified Banking Institutions — 2.3%
Bank of America Corp.	41,866	680,322
Citigroup, Inc.	16,168	134,033
JPMorgan Chase & Co.	27,265	863,210
Morgan Stanley	55,891	824,392
The Goldman Sachs Group, Inc.	1,230	97,158

		2,599,115

Diversified Manufacturing Operations — 1.8%
3M Co.	4,551	304,598
Cooper Industries, Ltd., Class A	1,667	40,241
General Electric Co.	43,085	739,769
Honeywell International, Inc.	21,223	591,273
Ingersoll - Rand Co., Ltd., Class A	2,717	42,603
Leggett & Platt, Inc.	3,498	51,071
Parker Hannifin Corp.	1,677	68,891
Tyco International, Ltd.	8,135	170,022

		2,008,468

E - Commerce/Services — 0.1%
eBay, Inc.†	7,107	93,315
IAC/InterActive Corp.†	1,669	24,684

		117,999

Electric Products - Misc. — 0.5%
Emerson Electric Co.	16,972	609,125

Electric - Generation — 0.0%
The AES Corp.†	4,949	38,058

Electric - Integrated — 1.5%
American Electric Power Co., Inc.	4,532	141,806
CMS Energy Corp.	1,535	15,596

Security Description	Shares	Market Value (Note 2)

Electric - Integrated (continued)
Constellation Energy Group, Inc.	1,159	$28,361
Dominion Resources, Inc.	2,131	78,463
Duke Energy Corp.	10,157	158,043
Edison International	5,145	171,843
Entergy Corp.	1,305	111,055
Exelon Corp.	10,209	573,848
FirstEnergy Corp.	1,267	74,221
Pepco Holdings, Inc.	4,342	78,113
PG&E Corp.	2,201	83,726
Public Service Enterprise Group, Inc.	3,310	102,279

		1,617,354

Electronic Components - Misc. — 0.0%
Tyco Electronics, Ltd.	860	14,173

Electronic Components - Semiconductors — 0.9%
Advanced Micro Devices, Inc.†	11,617	27,416
Altera Corp.	2,713	39,908
Intel Corp.	51,820	715,116
LSI Corp.†	18,094	48,492
Micron Technology, Inc.†	5,054	13,848
National Semiconductor Corp.	2,269	24,959
NVIDIA Corp.†	2,571	19,206
QLogic Corp.†	4,892	51,953
Xilinx, Inc.	5,228	85,530

		1,026,428

Electronic Connectors — 0.0%
Amphenol Corp., Class A	1,405	32,624

Electronic Forms — 0.1%
Adobe Systems, Inc.†	4,106	95,095

Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc.†	505	9,509

Electronics - Military — 0.1%
L - 3 Communications Holdings, Inc.	961	64,550

Engineering/R&D Services — 0.1%
Fluor Corp.	1,517	69,084

Engines - Internal Combustion — 0.0%
Cummins, Inc.	853	21,820

Enterprise Software/Service — 0.7%
CA, Inc.	2,988	50,318
Oracle Corp.†	47,593	765,771

		816,089

Finance - Credit Card — 0.1%
American Express Co.	2,646	61,678

Finance - Investment Banker/Broker — 0.2%
Merrill Lynch & Co., Inc.	2,107	27,855
The Charles Schwab Corp.	8,055	147,648

		175,503

Finance - Other Services — 0.0%
CME Group, Inc.	231	48,960

Food - Confectionery — 0.0%
The Hershey Co.	1,018	36,648

Food - Dairy Products — 0.0%
Dean Foods Co.†	2,487	36,211

Food - Misc. — 0.9%
ConAgra Foods, Inc.	4,784	70,564
General Mills, Inc.	11,238	709,904
H.J. Heinz Co.	901	34,995

AIG Retirement Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Food - Misc. (continued)
Kraft Foods, Inc., Class A	2,562	$69,712
Sara Lee Corp.	11,692	107,333

		992,508

Food - Retail — 0.2%
Safeway, Inc.	2,636	57,465
SUPERVALU, Inc.	3,956	47,116
The Kroger Co.	3,479	96,229

		200,810

Food - Wholesale/Distribution — 0.1%
Sysco Corp.	2,991	70,139

Gas - Distribution — 0.1%
NiSource, Inc.	4,431	53,394
Sempra Energy	1,711	79,852

		133,246

Gold Mining — 0.0%
Newmont Mining Corp.	882	29,679

Independent Power Producers — 0.0%
Dynegy, Inc., Class A†	7,856	17,519
Mirant Corp.†	155	2,669

		20,188

Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	906	28,222

Industrial Gases — 0.2%
Air Products & Chemicals, Inc.	4,267	203,792
Praxair, Inc.	1,015	59,936

		263,728

Instruments - Scientific — 0.9%
PerkinElmer, Inc.	2,135	38,558
Thermo Fisher Scientific, Inc.†	24,210	863,813
Waters Corp.†	1,413	58,258

		960,629

Insurance Brokers — 0.1%
AON Corp.	2,353	106,591

Insurance - Life/Health — 0.7%
AFLAC, Inc.	9,971	461,657
Lincoln National Corp.	1,829	25,112
Principal Financial Group, Inc.	3,688	50,931
Prudential Financial, Inc.	2,876	62,409
Torchmark Corp.	2,747	99,304
Unum Group	2,006	29,890

		729,303

Insurance - Multi - line — 0.6%
ACE, Ltd.	1,247	65,156
Allstate Corp.	6,507	165,538
Assurant, Inc.	1,822	39,665
Hartford Financial Services Group, Inc.	34,453	291,128
Loews Corp.	1,711	46,864
MetLife, Inc.	3,364	96,749

		705,100

Insurance - Property/Casualty — 0.4%
The Travelers Cos., Inc.	10,713	467,622

Internet Security — 0.1%
Symantec Corp.†	4,932	59,332
VeriSign, Inc.†	1,835	39,618

		98,950

Security Description	Shares	Market Value (Note 2)

Investment Companies — 0.0%
American Capital, Ltd.	2,404	$10,193

Investment Management/Advisor Services — 0.1%
Franklin Resources, Inc.	212	12,879
Invesco, Ltd.	5,509	69,138
Janus Capital Group, Inc.	3,216	26,210
T. Rowe Price Group, Inc.	1,243	42,523

		150,750

Machinery - Construction & Mining — 0.0%
Caterpillar, Inc.	863	35,374

Machinery - Farming — 0.0%
Deere & Co.	998	34,740

Machinery - Pumps — 0.0%
Flowserve Corp.	537	27,027

Medical Information Systems — 0.1%
IMS Health, Inc.	4,424	58,176

Medical Instruments — 0.3%
Intuitive Surgical, Inc.†	193	25,578
Medtronic, Inc.	6,771	206,651
St. Jude Medical, Inc.†	3,732	104,608

		336,837

Medical Products — 1.1%
Baxter International, Inc.	2,129	112,624
Becton Dickinson & Co.	2,610	165,813
Covidien, Ltd.	829	30,549
Johnson & Johnson	12,949	758,552
Varian Medical Systems, Inc.†	1,296	52,307
Zimmer Holdings, Inc.†	2,435	90,874

		1,210,719

Medical - Biomedical/Gene — 1.9%
Amgen, Inc.†	6,496	360,788
Biogen Idec, Inc.†	801	33,890
Celgene Corp.†	2,889	150,517
Genentech, Inc.†	7,858	601,923
Gilead Sciences, Inc.†	20,095	900,055
Life Technologies Corp.†	2,076	54,190

		2,101,363

Medical - Drugs — 1.8%
Abbott Laboratories	3,796	198,872
Bristol - Myers Squibb Co.	12,201	252,561
Cephalon, Inc.†	539	39,606
Eli Lilly & Co.	9,353	319,405
Forest Laboratories, Inc.†	4,844	117,128
King Pharmaceuticals, Inc.†	2,835	27,244
Merck & Co., Inc.	12,450	332,664
Pfizer, Inc.	28,287	464,755
Schering - Plough Corp.	3,766	63,307
Wyeth	5,729	206,301

		2,021,843

Medical - Generic Drugs — 0.1%
Barr Pharmaceuticals, Inc.†	340	22,233
Watson Pharmaceuticals, Inc.†	1,558	37,002

		59,235

Medical - HMO — 0.2%
CIGNA Corp.	3,328	40,302
UnitedHealth Group, Inc.	1,723	36,200
WellPoint, Inc.†	2,683	95,515

		172,017

AIG Retirement Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Medical - Hospitals — 0.0%
Tenet Healthcare Corp.†	16,321	$19,748

Metal Processors & Fabrication — 0.0%
Precision Castparts Corp.	538	33,733

Metal - Diversified — 0.1%
Freeport - McMoRan Copper & Gold, Inc.	2,692	64,581

Multimedia — 0.5%
Meredith Corp.	1,904	30,730
News Corp., Class A	23,483	185,516
The Walt Disney Co.†	8,117	182,795
Time Warner, Inc.	17,879	161,805

		560,846

Networking Products — 0.5%
Cisco Systems, Inc.†	28,680	474,367
Juniper Networks, Inc.†	4,057	70,511

		544,878

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	4,855	119,967

Oil & Gas Drilling — 0.2%
ENSCO International, Inc.	2,253	73,020
Noble Corp.	1,501	40,212
Rowan Cos., Inc.	1,698	29,460
Transocean, Inc.†	623	41,666

		184,358

Oil Companies - Exploration & Production — 0.9%
Anadarko Petroleum Corp.	4,206	172,656
Apache Corp.	2,651	204,923
Devon Energy Corp.	2,831	204,795
EOG Resources, Inc.	514	43,700
Noble Energy, Inc.	389	20,337
Occidental Petroleum Corp.	4,223	228,633
Questar Corp.	2,109	67,889
Southwestern Energy Co.†	906	31,139

		974,072

Oil Companies - Integrated — 4.1%
Chevron Corp.	15,893	1,255,706
ConocoPhillips	6,797	356,978
Exxon Mobil Corp.	34,295	2,748,744
Hess Corp.	1,819	98,299
Murphy Oil Corp.	1,893	83,387

		4,543,114

Oil Field Machinery & Equipment — 0.1%
Cameron International Corp.†	465	9,811
National - Oilwell Varco, Inc.†	2,419	68,434

		78,245

Oil Refining & Marketing — 0.1%
Sunoco, Inc.	1,087	43,198
Valero Energy Corp.	1,309	24,020

		67,218

Oil - Field Services — 0.4%
BJ Services Co.	4,933	59,147
Halliburton Co.	11,235	197,736
Schlumberger, Ltd.	4,149	210,520
Smith International, Inc.	387	11,316

		478,719

Pharmacy Services — 0.2%
Express Scripts, Inc.†	3,460	198,985

Security Description	Shares	Market Value (Note 2)

Pipelines — 0.1%
El Paso Corp.	2,658	$19,642
Williams Cos., Inc.	3,213	52,115

		71,757

Printing - Commercial — 0.0%
R.R. Donnelley & Sons Co.	3,053	38,956

Publishing - Newspapers — 0.0%
Gannett Co., Inc.	6,024	52,469

Real Estate Investment Trusts — 0.3%
Apartment Investment & Management Co., Class A	5,999	68,809
AvalonBay Communities, Inc.	1,569	95,191
Boston Properties, Inc.	187	9,986
Developers Diversified Realty Corp.	3,850	18,480
Equity Residential	2,179	66,307
Host Hotels & Resorts, Inc.	2,343	17,619

		276,392

Retail - Apparel/Shoe — 0.2%
Limited Brands, Inc.	6,038	56,214
Liz Claiborne, Inc.	4,136	11,788
The Gap, Inc.	7,612	99,108

		167,110

Retail - Auto Parts — 0.1%
AutoZone, Inc.†	996	108,783

Retail - Building Products — 0.3%
Home Depot, Inc.	11,912	275,286
Lowe’s Cos., Inc.	535	11,053

		286,339

Retail - Computer Equipment — 0.0%
GameStop Corp., Class A†	1,634	35,703

Retail - Discount — 2.0%
Big Lots, Inc.†	1,450	25,404
Wal - Mart Stores, Inc.	38,599	2,156,912

		2,182,316

Retail - Drug Store — 1.0%
CVS Caremark Corp.	38,449	1,112,330
Walgreen Co.	511	12,642

		1,124,972

Retail - Major Department Stores — 0.1%
TJX Cos., Inc.	6,510	148,558

Retail - Office Supplies — 0.0%
OfficeMax, Inc.	2,779	15,146

Retail - Regional Department Stores — 0.0%
Macy’s, Inc.	2,451	18,186

Retail - Restaurants — 1.5%
McDonald’s Corp.	26,165	1,537,194
Yum! Brands, Inc.	4,235	114,091

		1,651,285

Semiconductor Components - Integrated Circuits — 0.1%
Linear Technology Corp.	2,716	54,184

Semiconductor Equipment — 0.0%
Novellus Systems, Inc.†	883	10,940

Steel - Producers — 0.0%
Nucor Corp.	786	28,044
United States Steel Corp.	852	25,901

		53,945

AIG Retirement Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Steel - Specialty — 0.0%
Allegheny Technologies, Inc.	589	$13,518

Telecom Equipment - Fiber Optics — 0.0%
Corning, Inc.	2,819	25,399

Telecom Services — 0.1%
Embarq Corp.	2,037	66,488

Telecommunication Equipment — 0.0%
Nortel Networks Corp.†	62	35

Telephone - Integrated — 1.9%
AT&T, Inc.	39,405	1,125,407
CenturyTel, Inc.	3,627	96,333
Verizon Communications, Inc.	25,631	836,852
Windstream Corp.	3,163	28,024

		2,086,616

Television — 0.1%
CBS Corp., Class B	8,668	57,729

Tobacco — 1.0%
Altria Group, Inc.	15,332	246,538
Lorillard, Inc.	486	29,369
Philip Morris International, Inc.	18,435	777,220
Reynolds American, Inc.	2,621	107,671

		1,160,798

Tools - Hand Held — 0.1%
Snap - on, Inc.	417	15,033
The Stanley Works	2,567	81,605

		96,638

Toys — 0.0%
Hasbro, Inc.	1,284	34,411
Mattel, Inc.	886	12,112

		46,523

Transport - Rail — 0.5%
Burlington Northern Santa Fe Corp.	1,856	142,188
CSX Corp.	4,464	166,239
Norfolk Southern Corp.	1,152	56,990
Union Pacific Corp.	3,979	199,109

		564,526

Transport - Services — 0.2%
Ryder System, Inc.	1,274	45,750
United Parcel Service, Inc., Class B	3,837	221,011

		266,761

Web Portals/ISP — 0.3%
Google, Inc., Class A†	1,071	313,760
Yahoo!, Inc.†	5,891	67,806

		381,566

Wireless Equipment — 0.4%
American Tower Corp., Class A†	3,212	87,495
Motorola, Inc.	15,638	67,400
QUALCOMM, Inc.	8,460	284,002

		438,897

Total Common Stock
(cost $71,446,215)		54,636,023

EXCHANGE TRADED FUNDS — 4.6%
Index Fund — 3.8%
iShares MSCI EAFE Index Fund	100,400	4,183,668

Security Description	Shares/ Principal Amount	Market Value (Note 2)

Index Fund - Large Cap — 0.8%
SPDR Trust, Series 1	10,005	$899,950

Total Exchange Traded Funds
(cost $8,517,041)		5,083,618

PREFERRED STOCK — 0.4%
Banks - Money Center — 0.1%
Santander Finance Preferred SA 4.00%(1)	7,600	64,600

Banks - Super Regional — 0.0%
Wachovia Capital Trust IX 6.38%	3,100	50,220

Diversified Financial Services — 0.2%
General Electric Capital Corp. 8.00%(2)	11,000	207,790

Finance - Mortgage Loan/Banker — 0.0%
Freddie Mac 8.38%	2,200	1,650

Special Purpose Entity — 0.1%
Structured Repackaged Asset - Backed Trust Securities 3.00%(1)	7,600	80,712

Total Preferred Stock
(cost $755,312)		404,972

ASSET BACKED SECURITIES — 2.4%
Diversified Financial Services — 2.4%
Banc of America Commercial Mtg., Inc. Series 2006-6, Class AM 5.39% due 10/10/45(3)	$110,000	50,281
Banc of America Funding Corp. Series 2007-C, Class 5A1 5.37% due 05/20/36(4)	302,573	215,810
Banc of America Funding Corp. Series 2006-J, Class 2A1 5.89% due 01/20/47(4)	302,696	160,379
Chase Funding Mtg. Loan Asset-Backed Certs. Series 2003-6, Class 1A6 4.59% due 05/25/15	88,279	82,564
Chase Mtg. Finance Corp. Series 2007-A2, Class 1A1 5.01% due 07/25/37(4)(5)	276,254	257,301
Citigroup Commercial Mtg. Trust Series 2008-C7, Class AM 6.30% due 12/10/49(3)	230,000	103,576
Commercial Mtg. Asset Trust Series 1999-C1, Class D 7.35% due 01/17/32(3)	275,000	243,118
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-LDP9, Class AM 5.37% due 05/15/47(3)	315,000	141,775
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2008-C2, Class AM 6.80% due 01/12/18(3)	539,000	240,173
LB Commercial Conduit Mtg. Trust Series 1998-C1, Class E 7.00% due 02/18/30(3)	155,000	138,972
Ocwen Advance Receivables Backed Notes Series 2006-1A 5.34% due 11/24/15*(6)	300,000	225,000
Swift Master Auto Receivables Trust Series 2007-2, Class A 2.07% due 10/15/12(1)	525,217	454,799
Wells Fargo Mtg. Backed Securities Trust Series 2006-AR17, Class A2 5.83% due 10/25/36(4)(5)	416,528	254,574
Wells Fargo Mtg. Backed Securities Trust Series 2006-AR12, Class 2A1 6.10% due 09/25/36(4)	160,131	101,381

Total Asset Backed Securities
(cost $3,964,741)		2,669,703

AIG Retirement Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09(6)(7)(8)(16) (cost $20,000)	$20,000	$9,000

CORPORATE BONDS & NOTES — 13.6%
Agricultural Chemicals — 0.1%
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	35,000	25,287
The Mosaic Co. Senior Notes 7.38% due 12/01/14*	65,000	55,250

		80,537

Airlines — 0.1%
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	55,000	39,325
American Airlines, Inc. Pass Through Certs. Series 1997-C1, Class X 7.86% due 04/01/13	6,000	4,890
Northwest Airlines, Inc. Pass Through Certs. Series 2002-1, Class G2 6.26% due 11/20/21	44,709	35,879

		80,094

Auto - Cars/Light Trucks — 0.0%
Ford Motor Co. Senior Bonds 6.38% due 02/01/29	55,000	10,450
General Motors Corp. Senior Notes 7.13% due 07/15/13	26,000	6,370

		16,820

Banks - Commercial — 0.5%
CoBank ACB Senior Sub. Notes 7.88% due 04/16/18*	57,000	54,648
First Maryland Capital II Company Guar. Notes 4.04% due 02/01/27(1)	124,000	76,660
KeyBank NA Sub. Notes 5.45% due 03/03/16	66,000	53,537
KeyBank NA Sub. Notes 7.41% due 10/15/27	26,000	21,530
SouthTrust Bank Sub. Notes 4.75% due 03/01/13	91,000	83,732
SouthTrust Corp. Sub. Notes 5.80% due 06/15/14	100,000	85,619
Sovereign Bank Sub. Notes 8.75% due 05/30/18	78,000	73,680
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	110,000	83,319
Wachovia Bank NA Sub. Notes 6.60% due 01/15/38	40,000	34,303

		567,028

Security Description	Principal Amount	Market Value (Note 2)

Banks - Fiduciary — 0.1%
State Street Capital Trust IV Company Guar. Notes 3.82% due 06/15/37(1)	$100,000	$56,160

Banks - Super Regional — 0.5%
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	135,000	109,590
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	60,000	39,884
Nationsbank Capital Trust III Bank Guar. Notes 5.30% due 01/15/27(1)	93,000	43,577
PNC Preferred Funding Trust I Senior Notes 6.11% due 03/15/12*(1)(9)	70,000	28,043
Wachovia Corp. Senior Notes 3.63% due 02/17/09	162,000	160,843
Wachovia Corp. Senior Sub. Notes 4.88% due 02/15/14	18,000	14,860
Wachovia Corp. Notes 5.50% due 05/01/13	38,000	36,011
Wells Fargo & Co. Senior Notes 5.25% due 10/23/12	70,000	69,012

		501,820

Beverages - Non - alcoholic — 0.0%
Coca - Cola Enterprises, Inc. Senior Notes 7.38% due 03/03/14	35,000	36,404

Broadcast Services/Program — 0.0%
Nexstar Broadcasting, Inc. Senior Sub. Notes 7.00% due 01/15/14	40,000	19,600

Building - Residential/Commercial — 0.0%
D.R. Horton, Inc. Company Guar. Notes 5.00% due 01/15/09	49,000	47,836

Cable TV — 0.2%
CCH I Holdings LLC/CCH I Holdings Capital Corp. Senior Notes 11.00% due 10/01/15	54,000	11,475
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10	78,000	39,585
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10	12,000	5,700
Comcast Corp. Notes 6.95% due 08/15/37	58,000	48,635
COX Communications, Inc. Bonds 6.95% due 06/01/38*	40,000	32,011
Time Warner Cable, Inc. Notes 8.25% due 02/14/14	58,000	57,265

		194,671

AIG Retirement Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

CORPORATE BONDS & NOTES (continued)
Casino Hotels — 0.1%
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	$125,000	$63,750
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	30,000	22,800

		86,550

Casino Services — 0.0%
Indianapolis Downs LLC & Capital Corp. Sec. Notes 11.00% due 11/01/12*	35,000	16,625

Cellular Telecom — 0.1%
Centennial Communications Corp. Senior Notes 9.63% due 01/01/13(1)	35,000	32,725
Nextel Communications, Inc. Company Guar. Notes 5.95% due 03/15/14	50,000	20,000
Verizon Wireless Notes 7.38% due 11/15/13*	42,000	41,610
Verizon Wireless Notes 8.50% due 11/15/18*	40,000	40,360

		134,695

Chemicals - Diversified — 0.1%
ICI Wilmington, Inc. Company Guar. Notes 5.63% due 12/01/13	112,000	106,321

Chemicals - Specialty — 0.1%
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	65,000	42,900
Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16	110,000	29,150

		72,050

Commercial Services - Finance — 0.1%
The Western Union Co. Senior Notes 5.40% due 11/17/11	147,000	139,984

Computer Services — 0.1%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	35,000	25,287
Electronic Data Systems Corp. Senior Notes 6.00% due 08/01/13	130,000	129,727

		155,014

Consumer Products - Misc. — 0.0%
American Achievement Corp. Company Guar. Notes 8.25% due 04/01/12*	15,000	14,700
Kimberly - Clark Corp. Senior Notes 7.50% due 11/01/18	29,000	31,557

		46,257

Security Description	Principal Amount	Market Value (Note 2)

Containers - Paper/Plastic — 0.1%
Jefferson Smurfit Corp. Company Guar. Notes 8.25% due 10/01/12	$20,000	$5,600
Smurfit - Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17	195,000	51,675

		57,275

Cosmetics & Toiletries — 0.0%
Avon Products, Inc. Senior Notes 5.75% due 03/01/18	25,000	22,565

Direct Marketing — 0.0%
Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	40,000	25,200

Diversified Banking Institutions — 0.5%
Bank of America Corp. Sub. Notes 5.75% due 08/15/16	123,000	109,035
Citigroup, Inc. Senior Notes 5.00% due 09/15/14	219,000	179,552
Citigroup, Inc. Senior Notes 5.30% due 10/17/12	78,000	71,194
Citigroup, Inc. Senior Notes 5.50% due 04/11/13	35,000	31,853
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	100,000	91,388
The Goldman Sachs Group, Inc. Senior Notes 3.25% due 06/15/12	31,000	31,044
The Goldman Sachs Group, Inc. Senior Notes 5.30% due 02/14/12	35,000	31,442

		545,508

Diversified Financial Services — 0.2%
American Express Travel Related Services Co., Inc. Senior Notes 5.25% due 11/21/11*	136,000	123,812
Citigroup Capital XXI Company Guar. Bonds 8.30% due 12/21/77(1)	42,000	25,335
General Electric Capital Corp. Senior Notes 5.65% due 06/09/14	100,000	96,164

		245,311

Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 5.25% due 12/06/17	97,000	88,886

Diversified Operations — 0.0%
Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12	35,000	10,331

Electric - Distribution — 0.0%
Old Dominion Electric Cooperative 1st Mtg. Bonds 5.68% due 12/01/28	43,750	38,502

AIG Retirement Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

CORPORATE BONDS & NOTES (continued)
Electric - Generation — 0.2%
Bruce Mansfield Unit Pass Through Certs. 6.85% due 06/01/34	$121,000	$94,807
The AES Corp. Senior Notes 8.00% due 10/15/17	70,000	48,300
The AES Corp. Senior Notes 8.88% due 02/15/11	110,000	95,150

		238,257

Electric - Integrated — 2.0%
Baltimore Gas & Electric Co. Senior Notes 6.13% due 07/01/13	100,000	93,276
Centerpoint Energy, Inc. Senior Notes 6.50% due 05/01/18	30,000	24,057
Commonwealth Edison Co. 1st Mtg. Bonds 5.90% due 03/15/36	60,000	44,513
Consumers Energy Co. 1st Mtg. Bonds 6.13% due 03/15/19	110,000	100,275
Delmarva Power & Light Co. Notes 6.40% due 12/01/13	70,000	69,994
Dominion Resources, Inc. Jr. Sub Notes 6.30% due 09/30/66(1)	95,000	46,550
Dominion Resources, Inc. Series D Senior Notes 8.88% due 01/15/19	30,000	30,576
DTE Energy Co. Senior Notes 6.38% due 04/15/33	72,000	52,067
DTE Energy Co. Senior Notes 7.05% due 06/01/11	33,000	32,703
Entergy Arkansas, Inc. 1st Mtg. Bonds 5.40% due 08/01/13	87,000	80,717
Entergy Gulf States Louisiana LLC 1st Mtg. Bonds 6.00% due 05/01/18*	120,000	98,633
Entergy Louisiana LLC 1st Mtg. Bonds 5.83% due 11/01/10	165,000	163,258
Exelon Corp. Senior Notes 6.75% due 05/01/11	88,000	84,417
Mackinaw Power LLC Sec. Notes 6.30% due 10/31/23*	100,639	83,882
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	35,000	32,375
Mirant Mid - Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	44,726	42,490
Nisource Finance Corp. Company Guar. Notes 5.25% due 09/15/17	100,000	68,284

Security Description	Principal Amount	Market Value (Note 2)

Electric - Integrated (continued)
Oncor Electric Delivery Co. 1st Mtg. Bonds 7.50% due 09/01/38*	$44,000	$38,234
Pepco Holdings, Inc. Senior Notes 6.13% due 06/01/17	140,000	116,711
Pepco Holdings, Inc. Senior Notes 6.45% due 08/15/12	100,000	94,641
PSEG Power LLC Company Guar. Notes 5.00% due 04/01/14	82,000	69,851
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	100,000	101,484
Puget Sound Energy, Inc. Senior Notes 5.20% due 10/01/15	183,000	161,996
Sierra Pacific Power Co. 1st Mtg. Bonds 5.45% due 09/01/13	90,000	83,576
Sierra Pacific Power Co. Senior Notes 6.75% due 07/01/37	108,000	89,264
Southern Energy, Inc. Notes 7.90% due 07/15/09†(6)(7)(8)	125,000	0
Southern Power Co. Senior Notes 4.88% due 07/15/15	58,000	49,586
Texas Competitive Electric Holdings Co. LLC Series A Senior Notes 10.25% due 11/01/15*	80,000	51,200
Texas Competitive Electric Holdings Co. LLC Series B Senior Notes 10.25% due 11/01/15*	35,000	22,400
Union Electric Co. 1st. Mtg. Bonds 6.70% due 02/01/19	100,000	89,371
Virginia Electric & Power Co. Notes 4.10% due 12/15/08	144,000	143,910

		2,260,291

Electronic Components - Semiconductors — 0.1%
Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	30,000	18,000
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	100,000	79,997
Spansion LLC Senior Sec. Notes 5.94% due 06/01/13*(1)	55,000	11,550

		109,547

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc. Senior Notes 6.50% due 11/01/17	91,000	70,425

Electronics - Military — 0.0%
L - 3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	35,000	29,050

AIG Retirement Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

CORPORATE BONDS & NOTES (continued)
Finance - Auto Loans — 0.0%
Ford Motor Credit Co. LLC Notes 7.88% due 06/15/10	$1,000	$510
GMAC LLC Senior Bonds 6.88% due 09/15/11	10,000	3,842
GMAC LLC Senior Bonds 6.88% due 08/28/12	114,000	39,908

		44,260

Finance - Commercial — 0.2%
Caterpillar Financial Services Corp. Senior Notes 4.25% due 02/08/13	45,000	42,041
Caterpillar Financial Services Corp. Senior Notes 4.90% due 08/15/13	130,000	122,444
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	130,000	106,121

		270,606

Finance - Credit Card — 0.1%
MBNA America Bank NA Senior Notes 7.13% due 11/15/12*	79,000	80,302

Finance - Investment Banker/Broker — 1.5%
Credit Suisse USA, Inc. Notes 5.25% due 03/02/11	42,000	40,621
JP Morgan Chase & Co. Sub. Notes 4.89% due 09/01/15(1)	578,000	577,508
JP Morgan Chase & Co. Senior Notes 5.38% due 01/15/14	110,000	106,519
JP Morgan Chase & Co. Senior Notes 6.00% due 01/15/18	85,000	82,040
JP Morgan Chase & Co. Sub. Notes 6.75% due 02/01/11	62,000	62,346
Lehman Brothers Holdings Capital Trust VII Notes 5.86% due 05/31/12†(1)(9)(10)(11)	45,000	4
Lehman Brothers Holdings, Inc. Notes 5.50% due 04/04/16†(10)(11)	44,000	4,400
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(10)(11)	71,000	7
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(10)(11)	69,000	7
Lehman Brothers Holdings, Inc. Senior Notes 8.80% due 03/01/15†(10)(11)	82,000	8,200
Merrill Lynch & Co., Inc. Notes 6.88% due 04/25/18	50,000	47,082
Morgan Stanley Notes 5.45% due 01/09/17	60,000	47,372

Security Description	Principal Amount	Market Value (Note 2)

Finance - Investment Banker/Broker (continued)
Morgan Stanley Senior Notes 6.00% due 04/28/15	$160,000	$131,997
Schwab Capital Trust I Company Guar. Bonds 7.50% due 11/15/37(1)	23,000	10,649
The Bear Stearns Cos., Inc. Notes 4.50% due 10/28/10	74,000	72,806
The Bear Stearns Cos., Inc. Senior Notes 5.70% due 11/15/14	106,000	97,260
The Bear Stearns Cos., Inc. Notes 6.95% due 08/10/12	129,000	129,877
The Goldman Sachs Group, Inc. Senior Notes 5.13% due 01/15/15	60,000	49,052
The Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	42,000	31,396
The Goldman Sachs Group, Inc. Notes 6.13% due 02/15/33	51,000	37,339
The Goldman Sachs Group, Inc. Senior Notes 6.75% due 10/01/37	129,000	82,699

		1,619,181

Finance - Mortgage Loan/Banker — 0.1%
Countrywide Financial Corp. Company Guar. Notes 5.80% due 06/07/12	107,000	101,573

Finance - Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 5.45% due 04/10/17	50,000	40,579

Food - Misc. — 0.2%
Kraft Foods, Inc. Senior Notes 6.88% due 01/26/39	110,000	96,513
McCormick & Co., Inc. Notes 5.25% due 09/01/13	120,000	122,188

		218,701

Food - Retail — 0.1%
Kroger Co. Company Guar. Notes 7.50% due 01/15/14	70,000	71,022

Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 6.75% due 04/01/16	50,000	37,750

Gambling (Non - Hotel) — 0.0%
Downstream Development Authority Senior Notes 12.00% due 10/15/15*	25,000	14,562

Home Furnishings — 0.0%
Simmons Co. Company Guar. Notes 7.88% due 01/15/14	25,000	10,375

AIG Retirement Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

CORPORATE BONDS & NOTES (continued)
Home Furnishings (continued)
Simmons Co. Senior Disc. Notes 10.00% due 12/15/14(2)	$16,000	$3,200

		13,575

Hotel/Motels — 0.0%
Starwood Hotels & Resorts Worldwide, Inc. Notes 6.75% due 05/15/18	50,000	35,252

Independent Power Producers — 0.1%
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	105,000	85,312

Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	55,000	53,242
Marsh & McLennan Cos., Inc. Senior Notes 7.13% due 06/15/09	25,000	24,807
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	25,000	10,031

		88,080

Insurance - Life/Health — 0.3%
Americo Life, Inc. Notes 7.88% due 05/01/13*	102,000	100,513
Lincoln National Corp. Senior Notes 5.65% due 08/27/12	71,000	62,088
Monumental Global Funding II Notes 5.65% due 07/14/11*	54,000	54,566
Pricoa Global Funding I Notes 5.30% due 09/27/13*	90,000	77,840

		295,007

Insurance - Mutual — 0.0%
Liberty Mutual Group, Inc. Company Guar. Bonds 10.75% due 06/15/58*(1)	70,000	36,981

Insurance - Property/Casualty — 0.2%
ACE INA Holdings, Inc. Company Guar. Notes 5.60% due 05/15/15	104,000	89,280
Chubb Corp. Senior Notes 5.20% due 04/01/13	66,000	62,128
Chubb Corp. Senior Notes 6.50% due 05/15/38	56,000	47,197

		198,605

Insurance - Reinsurance — 0.1%
PartnerRe Finance A LLC Company Guar. Notes 6.88% due 06/01/18	120,000	95,695

Investment Management/Advisor Services — 0.1%
Ameriprise Financial, Inc. Senior Notes 5.35% due 11/15/10	178,000	152,031

Security Description	Principal Amount	Market Value (Note 2)

Medical Products — 0.1%
LVB Acquisition Holding LLC Senior Notes 10.38% due 10/15/17	$60,000	$44,400
Universal Hospital Services, Inc. Senior Sec. Bonds 8.50% due 06/01/15	40,000	30,400

		74,800

Medical - Drugs — 0.3%
GlaxoSmithKline Capital, Inc. Company Guar. Notes 6.38% due 05/15/38	70,000	66,232
Schering - Plough Corp. Senior Notes 6.55% due 09/15/37	101,000	89,160
Wyeth Bonds 5.50% due 02/01/14	112,000	107,718
Wyeth Notes 6.95% due 03/15/11	103,000	106,534

		369,644

Medical - HMO — 0.2%
Aetna, Inc. Senior Notes. 6.75% due 12/15/37	44,000	33,847
Humana, Inc. Bonds 8.15% due 06/15/38	60,000	47,133
UnitedHealth Group, Inc. Senior Notes 5.25% due 03/15/11	60,000	55,290
UnitedHealth Group, Inc. Senior Notes 6.88% due 02/15/38	76,000	58,786
WellPoint, Inc. Notes 5.00% due 01/15/11	36,000	33,293
WellPoint, Inc. Senior Notes 5.95% due 12/15/34	60,000	42,538

		270,887

Medical - Hospitals — 0.3%
Community Health Systems, Inc. Senior Notes 8.88% due 07/15/15	70,000	56,175
HCA, Inc. Senior Notes 6.25% due 02/15/13	120,000	76,800
HCA, Inc. Senior Notes 9.25% due 11/15/16	170,000	138,125
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.75% due 06/15/14	55,000	41,800

		312,900

Medical - Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Senior Notes 5.50% due 06/15/13	91,000	84,275

AIG Retirement Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

CORPORATE BONDS & NOTES (continued)
Metal Processors & Fabrication — 0.1%
Timken Co. Notes 5.75% due 02/15/10	$88,000	$86,659

Metal - Aluminum — 0.1%
Alcoa, Inc. Notes 6.00% due 01/15/12	45,000	41,918
Alcoa, Inc. Bonds 6.50% due 06/15/18	65,000	49,376

		91,294

Mining — 0.0%
Noranda Aluminum Acquisition Corp. Company Guar. Notes 6.60% due 05/15/15(1)	50,000	16,250

Multimedia — 0.3%
COX Enterprises, Inc. Notes 7.88% due 09/15/10*	143,000	136,266
News America, Inc. Company Guar. Bonds 7.30% due 04/30/28	65,000	54,426
Time Warner Cos., Inc. Company Guar. Notes 7.25% due 10/15/17	86,000	74,497
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	102,000	87,701

		352,890

Non - Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Notes 6.09% due 03/15/35	95,000	62,207
Waste Management, Inc. Company Guar. Notes 6.38% due 11/15/12	96,000	90,319

		152,526

Office Automation & Equipment — 0.0%
Xerox Corp. Senior Notes 6.35% due 05/15/18	50,000	35,858

Oil Companies - Exploration & Production — 0.3%
Chesapeake Energy Corp. Senior Notes 7.25% due 12/15/18	100,000	70,000
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	145,000	115,275
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	30,000	21,450
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	165,000	113,850
XTO Energy, Inc. Senior Notes 6.75% due 08/01/37	50,000	41,100

		361,675

Security Description	Principal Amount	Market Value (Note 2)

Oil Companies - Integrated — 0.1%
Hess Corp. Notes 7.13% due 03/15/33	$60,000	$49,620
Hess Corp. Bonds 7.88% due 10/01/29	70,000	62,515

		112,135

Oil Field Machinery & Equipment — 0.1%
Cameron International Corp. Senior Notes 7.00% due 07/15/38	61,000	48,693

Oil Refining & Marketing — 0.1%
The Premcor Refining Group, Inc. Company Guar. Notes 6.75% due 05/01/14	144,000	133,696

Oil - Field Services — 0.1%
Allis - Chalmers Energy, Inc. Company Guar. Notes 9.00% due 01/15/14	20,000	11,700
Baker Hughes, Inc. Senior Notes 7.50% due 11/15/18	50,000	51,971

		63,671

Paper & Related Products — 0.0%
Bowater, Inc. Notes 6.50% due 06/15/13	60,000	11,550
Georgia - Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	30,000	22,800
Georgia - Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	10,000	7,350

		41,700

Physicians Practice Management — 0.0%
US Oncology, Inc. Senior Sub. Notes 10.75% due 08/15/14	60,000	45,000

Pipelines — 0.6%
CenterPoint Energy Resources Corp. Notes 7.75% due 02/15/11	110,000	101,491
Copano Energy LLC Senior Notes 7.75% due 06/01/18*	75,000	49,125
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	110,000	78,100
DCP Midstream LLC Notes 9.70% due 12/01/13*	36,000	36,179
Duke Energy Field Services LLC Notes 6.88% due 02/01/11	100,000	97,789
Dynegy - Roseton Danskammer Pass Through Certs., Series B 7.67% due 11/08/16	75,000	53,497
ONEOK, Inc. Senior Notes 6.00% due 06/15/35	94,000	63,278

-

AIG Retirement Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Panhandle Eastern Pipeline Co. Senior Notes 6.20% due 11/01/17	$98,000	$75,807
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	75,000	57,000

		612,266

Publishing - Periodicals — 0.0%
Dex Media West LLC/Dex Media Finance Co. Senior Notes 8.50% due 08/15/10	3,000	1,860
R.H. Donnelley, Inc. Company Guar. Bonds 11.75% due 05/15/15*	3,000	795
The Reader’s Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17	45,000	11,137

		13,792

Real Estate Investment Trusts — 0.1%
Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	80,000	47,796
PPF Funding, Inc. Bonds 5.35% due 04/15/12*	55,000	46,626

		94,422

Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14	60,000	3,600

Rental Auto/Equipment — 0.0%
United Rentals North America, Inc. Senior Sub. Notes 7.75% due 11/15/13	35,000	21,000

Research & Development — 0.0%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	65,000	35,750

Retail - Drug Store — 0.1%
CVS Caremark Corp. Senior Notes 6.13% due 08/15/16	59,000	53,142

Retail - Restaurants — 0.0%
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	40,000	27,200

Savings & Loans/Thrifts — 0.2%
Independence Community Bank Corp. Sub. Notes 5.26% due 06/20/13(1)	59,000	47,442
Western Financial Bank Sub. Debentures 9.63% due 05/15/12	159,000	155,033

		202,475

Special Purpose Entities — 0.4%
BAE Systems Holdings, Inc. Notes 5.20% due 08/15/15*	85,000	76,341

Security Description	Principal Amount	Market Value (Note 2)

Special Purpose Entities (continued)
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	$55,000	$25,300
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Company Guar. Notes 8.88% due 04/01/15	5,000	2,050
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Company Guar. Notes 9.75% due 04/01/17	20,000	6,500
Hexion US Finance Corp. Company Guar. Notes 9.75% due 11/15/14	15,000	7,800
KAR Holdings, Inc. Company Guar. Notes 7.19% due 05/01/14(1)	60,000	25,200
Norbord Delaware GP I Company Guar. Notes 6.45% due 02/15/17*	45,000	25,650
Principal Life Global Funding I Sec. Notes 5.25% due 01/15/13*	177,000	166,123
Snoqualmie Entertainment Authority Notes 9.13% due 02/01/15*	55,000	31,900
The Goldman Sachs Capital III Company Guar. Notes 3.58% due 09/01/12(1)(9)	162,000	55,721

		422,585

Steel - Producers — 0.2%
ArcelorMittal USA Senior Notes 6.50% due 04/15/14	110,000	89,699
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36	55,000	57,903
Ryerson, Inc. Senior Sec. Notes 10.57% due 11/01/14*(1)	50,000	33,000

		180,602

Telecom Services — 0.2%
Bellsouth Telecommunications, Inc. Debentures 7.00% due 12/01/95	180,000	122,065
Fairpoint Communications, Inc. Senior Notes 13.13% due 04/01/18*	20,000	10,200
Qwest Corp. Senior Notes 7.50% due 10/01/14	55,000	42,350

		174,615

Telephone - Integrated — 0.5%
AT&T Corp. Senior Notes 7.30% due 11/15/11	101,000	102,587
BellSouth Corp. Senior Notes 6.00% due 10/15/11	150,000	147,090
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	14,000	9,975

AIG Retirement Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

CORPORATE BONDS & NOTES (continued)
Telephone - Integrated (continued)
Pacific Bell Telephone Co. Company Guar. Notes 7.13% due 03/15/26	$100,000	$90,116
Verizon Communications, Inc. Bonds 6.90% due 04/15/38	64,000	53,445
Verizon Communications, Inc. Senior Notes 8.75% due 11/01/18	40,000	40,010
Verizon New York, Inc. Senior Notes 6.88% due 04/01/12	114,000	109,494

		552,717

Television — 0.1%
Belo Corp. Senior Notes 6.75% due 05/30/13	55,000	34,303
Paxson Communications Corp. Senior Notes 8.00% due 01/15/12*(1)	30,000	13,125
Paxson Communications Corp. Senior Sec. Notes 11.00% due 01/15/13*(1)(12)	73,603	13,801
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11	30,000	450

		61,679

Transactional Software — 0.0%
Open Solutions, Inc. Senior Sub. Notes 9.75% due 02/01/15*	25,000	7,625

Transport - Air Freight — 0.2%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	244,900	195,920

Transport - Equipment & Leasing — 0.0%
GATX Corp. Pass Through Certs. 9.00% due 11/15/13	16,000	16,653

Transport - Rail — 0.1%
CSX Corp. Senior Notes 6.25% due 04/01/15	100,000	93,265
CSX Corp. Senior Notes 6.25% due 03/15/18	48,000	42,104

		135,369

Transport - Services — 0.1%
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	105,000	64,050

Travel Services — 0.0%
Travelport LLC Company Guar. Notes 7.44% due 09/01/14(1)	33,000	7,920

Total Corporate Bonds & Notes
(cost $18,639,041)		15,136,623

Security Description	Principal Amount	Market Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES — 2.7%
Banks - Commercial — 0.3%
Barclays Bank PLC Sub. Notes 5.93% due 12/15/16*(1)(9)	$130,000	$74,077
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	108,000	92,124
Barclays Bank PLC Jr. Sub. Notes 7.43% due 12/15/17*(1)(9)	15,000	10,062
Caisse Nationale des Caisses d’Epargne et de Prevoyance Notes 4.15% due 12/30/09(1)(9)	102,000	62,220
Credit Agricole SA Jr. Sub. Notes 6.64% due 05/31/17*(1)(9)	87,000	44,139
HBOS PLC Sub. Notes 5.92% due 10/01/15*(1)(9)	65,000	32,713
NIB Capital Bank Bonds 5.82% due 12/11/13*(1)(9)	110,000	19,012

		334,347

Banks - Money Center — 0.1%
Mizuho Financial Group Cayman, Ltd. Bank Guar. Bonds 8.38% due 04/27/09(9)	120,000	108,161

Beverages - Wine/Spirits — 0.1%
Diageo Finance BV Company Guar. Notes 3.88% due 04/01/11	156,000	149,360

Brewery — 0.1%
FBG Finance, Ltd. Senior Notes 5.13% due 06/15/15*	52,000	41,188
SABMiller PLC Senior Notes 6.50% due 07/15/18*	68,000	60,362

		101,550

Cellular Telecom — 0.1%
Vodafone Group PLC Senior Notes 7.75% due 02/15/10	60,000	59,846

Containers - Metal/Glass — 0.1%
Rexam PLC Bonds 6.75% due 06/01/13*	81,000	77,287

Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	65,000	39,000

Diversified Manufacturing Operations — 0.1%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	55,000	46,200
Tyco International Group SA Company Guar. Notes 6.00% due 11/15/13	110,000	95,253

		141,453

AIG Retirement Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Operations — 0.5%
Hutchison Whampoa Finance, Ltd. Company Guar. Notes 7.50% due 08/01/27*	$700,000	$585,304

Electric - Generation — 0.0%
Abu Dhabi National Energy Co. Senior Notes 7.25% due 08/01/18*	18,000	14,352

Electric - Integrated — 0.1%
Empresa Nacional de Electricidad SA Bonds 7.33% due 02/01/37	72,000	71,329

Finance - Other Services — 0.0%
BP Capital Markets PLC Company Guar. Notes 5.25% due 11/07/13	40,000	40,126

Food - Retail — 0.1%
Delhaize Group SA Senior Notes 6.50% due 06/15/17	98,000	87,857

Insurance - Multi - line — 0.1%
Aegon NV Jr. Sub. Bonds 4.57% due 07/15/14(1)(9)	145,000	39,222
XL Capital Finance (Europe) PLC Company Guar. Notes 6.50% due 01/15/12	53,000	37,522
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	92,000	57,965

		134,709

Investment Companies — 0.0%
Xstrata Finance Canada, Ltd. Notes 6.90% due 11/15/37*	49,000	32,497

Medical Products — 0.0%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 6.56% due 12/01/13(1)	40,000	22,800
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	40,000	13,200

		36,000

Medical - Drugs — 0.0%
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	70,000	42,000

Multimedia — 0.1%
Thomson Reuters Corp. Company Guar. Notes 5.95% due 07/15/13	68,000	64,572

Oil Companies - Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Notes 6.25% due 03/15/38	42,000	31,063
EnCana Corp. Bonds 6.50% due 08/15/34	25,000	19,273
Nexen, Inc. Bonds 5.88% due 03/10/35	81,000	55,929

Security Description	Principal Amount	Market Value (Note 2)

Oil Companies - Exploration & Production (continued)
OPTI Canada, Inc. Senior Notes 7.88% due 12/15/14	$55,000	$20,900

		127,165

Pipelines — 0.0%
Enbridge, Inc. Senior Notes 5.80% due 06/15/14	41,000	34,206

Property Trust — 0.1%
Westfield Capital Corp., Ltd./ WT Finance Austrailia Property, Ltd. Company Guar. Notes 4.38% due 11/15/10*	70,000	56,204

Satellite Telecom — 0.1%
Intelsat Subsidiary Holding Co., Ltd. Senior Notes 8.50% due 01/15/13*	90,000	76,950
Intelsat Subsidiary Holding Co., Ltd. Senior Notes 8.88% due 01/15/15*	5,000	4,175

		81,125

Special Purpose Entities — 0.1%
Hybrid Capital Funding I LP Sub. Notes 8.00% due 06/30/11(9)	208,000	88,232
SMFG Preferred Capital, Ltd. Bonds 6.08% due 01/25/17*(1)(9)	101,000	69,941

		158,173

Telecom Services — 0.1%
TELUS Corp. Notes 8.00% due 06/01/11	50,000	50,545

Telecommunication Equipment — 0.0%
Nortel Networks, Ltd. Company Guar. Notes 10.75% due 07/15/16*(15)	65,000	18,850

Telephone - Integrated — 0.1%
Telecom Italia Capital SA Company Guar. Notes 4.95% due 09/30/14	90,000	65,700
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11	80,000	70,400

		136,100

Transport - Marine — 0.1%
DP World, Ltd. Bonds 6.85% due 07/02/37*	132,000	70,551

Transport - Rail — 0.1%
Canadian National Railway Co. Notes 6.38% due 10/15/11	110,000	110,539

Water — 0.1%
Veolia Environnement Notes 6.75% due 06/01/38	100,000	78,970

Total Foreign Corporate Bonds & Notes
(cost $4,146,258)		3,042,178

AIG Retirement Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

U.S. GOVERNMENT AGENCIES — 8.5%
Federal Home Loan Mtg. Corp. — 5.1%
5.00% due 11/15/28	$247,000	$250,514
5.00% due 09/15/31	315,000	318,314
5.00% due 10/01/33	25,419	25,614
5.00% due 10/15/34	505,000	496,335
5.00% due 07/01/35	131,774	132,621
5.00% due 01/01/37	255,671	257,235
5.50% due 06/15/31	282,000	288,180
5.50% due 10/01/33	11,985	12,187
5.50% due 01/01/35	434,299	441,080
5.50% due 08/01/37	37,694	38,271
5.50% due 09/01/37	470,022	477,214
5.50% due 10/01/37	664,675	674,846
5.50% due 01/01/38	176,520	179,249
5.50% due 07/01/38	203,417	206,530
5.80% due 01/01/37(1)	398,873	399,461
5.95% due 10/01/36(1)	547,586	554,665
6.00% due 08/01/36	469,327	479,735
6.50% due 12/01/28	168,870	175,726
6.50% due 11/01/33	10,009	10,346
6.50% due 05/01/36	6,531	6,728
7.00% due 06/01/32	65,696	68,400
7.50% due 04/01/31	113,649	120,358
8.00% due 04/01/30	13,007	13,770
8.00% due 07/01/30	164	173
8.00% due 12/01/30	33,970	35,966

		5,663,518

Federal National Mtg. Assoc. — 2.8%
5.00% due 11/25/30	295,000	293,077
5.00% due 11/01/33	24,373	24,591
5.00% due 03/01/34	465,138	469,001
5.00% due 10/01/35	214,079	215,723
5.50% due 03/01/18	27,587	28,259
5.50% due 11/01/22	221,365	225,390
5.50% due 05/01/34	460,883	469,519
5.50% due 02/01/36(1)	244,635	248,498
6.00% due 05/01/17	84,468	86,580
6.00% due 12/01/33	231,172	236,876
6.00% due 10/01/36	244,172	249,778
6.50% due 02/01/17	69,230	71,319
6.50% due 08/01/31	87,410	90,593
6.50% due 07/01/32	129,414	133,884
6.50% due 07/01/36	194,286	199,964
7.00% due 09/01/31	65,766	68,916
7.50% due 06/01/15	23,841	24,933

		3,136,901

Government National Mtg. Assoc. — 0.6%
6.00% due 02/15/29	7,649	7,851
6.00% due 04/15/29	23,791	24,418
6.00% due 06/15/29	35,000	36,007
6.00% due 09/15/38	474,070	484,787
6.50% due 02/15/29	93,695	96,662
6.50% due 04/15/31	12,179	12,565

		662,290

Total U.S. Government Agencies
(cost $9,395,141)		9,462,709

U.S. GOVERNMENT TREASURIES — 0.1%
United States Treasury Bonds — 0.1%
4.50% due 05/15/38 (cost $109,179)	100,000	118,305

Total Long - Term Investment Securities
(cost $116,992,928)		90,563,131

Security Description	Principal Amount	Market Value (Note 2)

SHORT - TERM INVESTMENT SECURITIES — 10.2%
Commercial Paper — 9.0%
Erste Finance LLC 0.50% due 12/01/08	$5,000,000	$5,000,000
UBS Finance Delaware LLC 0.50% due 12/01/08	5,000,000	5,000,000

		10,000,000

Time Deposit — 0.4%
Euro Time Deposit with State Street Bank & Trust Co. 0.05% due 12/01/08	445,000	445,000

U.S. Government Treasuries — 0.8%
United States Treasury Bills 0.12% due 12/26/08(13)	70,000	69,994
0.17% due 12/04/08(13)	50,000	49,999
0.20% due 12/18/08(13)	750,000	749,993

		869,986

Total Short - Term Investment Securities
(cost $11,314,986)		11,314,986

REPURCHASE AGREEMENTS — 7.6%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 11/28/08, to be repurchased 12/01/08 in the amount of $200,000 and collateralized by Federal Home Loan Mtg. Corp. Notes, bearing interest at 5.00%, due 05/21/13 and having an approximate value of $207,050	200,000	200,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 11/28/08, to be repurchased 12/01/08 in the amount of $155,000 and collateralized by Federal National Mtg. Assoc. Bonds, bearing interest at 4.75%, due 11/19/12 and having an approximate value of $159,000	155,000	155,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 11/28/08, to be repurchased 12/01/08 in the amount of $8,133,007 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 6.63%, due 11/15/10 and having an approximate value of $8,300,981	8,133,000	8,133,000

Total Repurchase Agreements
(cost $ 8,488,000)		8,488,000

TOTAL INVESTMENTS
(cost $136,795,914)(14)	99.3%	110,366,117
Other assets less liabilities	0.7	818,781

NET ASSETS —	100.0%	$111,184,898

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2008, the aggregate value of these securities was $3,510,484 representing 3.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of November 30, 2008.
(2)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(3)	Commercial Mortgaged Backed Security
(4)	Collateralized Mortgage Obligation
(5)	Variable Rate Security — the rate reflected is as of November 30, 2008, maturity date reflects the stated maturity date.
(6)	Fair valued security; see Note 2
(7)	Illiquid security. At November 30, 2008, the aggregate value of these securities was $9,000, representing 0.0% of net assets.

AIG Retirement Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

(8)	To the extent permitted by the Statement of Additional Information, the Asset Allocation Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2008, the Asset Allocation Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
ICO North America, Inc. 7.50% due 08/15/09	08/11/05	$20,000	$20,000	$9,000	$45.00	0.00%
Southern Energy, Inc. 7.90% due 07/15/09	01/10/06	125,000	0	0	0.00	0.00

				$9,000		0.00%

(9)	Perpetual maturity — maturity date reflects the next call date.
(10)	Company has filed Chapter 11 bankruptcy protection.
(11)	Bond in default
(12)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(13)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(14)	See Note 5 for cost of investments on a tax basis.
(15)	Subsequent to November 30, 2008, the company has filed for Chapter 11 bankruptcy protection and is in default of interest.
(16)	Income may be received in cash or additional shares at the discretion of the issuer.

Open Futures Contracts
Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of November 30, 2008	Unrealized Appreciation (Depreciation)
39 Long	S&P 500 Index	December 2008	$8,524,514	$8,729,175	$204,661
86 Long	U.S. Treasury 10 YR Note	March 2009	10,095,993	10,403,313	307,320

					$511,981

See Notes to Financial Statements

AIG Retirement Company I Blue Chip Growth Fund

PORTFOLIO PROFILE — November 30, 2008 (Unaudited)

Industry Allocation*

Collective Investment Pool	17.0%
Medical — Biomedical/Gene	8.8
Computers	4.9
Oil — Field Services	4.2
Banks — Fiduciary	3.4
Diversified Manufacturing Operations	3.4
Web Portals/ISP	3.3
Wireless Equipment	3.3
Medical Products	3.2
Applications Software	3.0
Medical — Drugs	2.9
Oil Companies — Integrated	2.9
Pharmacy Services	2.9
Agricultural Chemicals	2.7
Retail — Discount	2.6
Medical Instruments	2.6
Commercial Services — Finance	2.5
E-Commerce/Products	2.5
Networking Products	2.5
Diversified Banking Institutions	2.1
Retail — Restaurants	2.0
Investment Management/Advisor Services	1.9
Oil Companies — Exploration & Production	1.6
Electronic Components — Semiconductors	1.6
Internet Security	1.5
Cellular Telecom	1.4
Industrial Gases	1.3
Multimedia	1.3
Computer Services	1.3
Registered Investment Companies	1.2
Beverages — Non-alcoholic	1.2
Toys	1.1
Retail — Drug Store	1.1
Retail — Regional Department Stores	1.0
Banks — Super Regional	0.9
Data Processing/Management	0.8
Diversified Financial Services	0.8
Finance — Investment Banker/Broker	0.8
Health Care Cost Containment	0.7
Medical — HMO	0.7
Broadcast Services/Program	0.7
Entertainment Software	0.7
Semiconductor Components-Integrated Circuits	0.6
Medical — Generic Drugs	0.6
Transport — Rail	0.5
Athletic Footwear	0.5
Optical Supplies	0.5
Retail — Bedding	0.5
Aerospace/Defense	0.5
Casino Hotels	0.5
Computer Aided Design	0.5
Schools	0.4
Finance — Other Services	0.4
Steel — Producers	0.4
Advertising Agencies	0.4
Enterprise Software/Service	0.4
Insurance Brokers	0.4
Distribution/Wholesale	0.4
Electronic Forms	0.3
Computers — Memory Devices	0.3
Transport — Services	0.3
Hotels/Motels	0.3
Independent Power Producers	0.3
Energy — Alternate Sources	0.3
Internet Application Software	0.3
Apparel Manufacturers	0.3
E-Commerce/Services	0.2
Electric — Integrated	0.2
Finance — Credit Card	0.2

Power Converter/Supply Equipment	0.2
Cosmetics & Toiletries	0.2
Oil Field Machinery & Equipment	0.1
Machinery — Farming	0.1
Instruments — Scientific	0.1
Telephone — Integrated	0.1

117.6%

*	Calculated as a percentage of net assets

AIG Retirement Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 99.4%
Advertising Agencies — 0.4%
Omnicom Group, Inc.	37,000	$1,046,730

Aerospace/Defense — 0.5%
General Dynamics Corp.	14,300	738,881
Lockheed Martin Corp.	5,700	439,527
Rockwell Collins, Inc.#	2,500	85,200

		1,263,608

Agricultural Chemicals — 2.7%
Monsanto Co.	68,900	5,456,880
Potash Corp. of Saskatchewan, Inc.	28,500	1,756,740

		7,213,620

Apparel Manufacturers — 0.3%
Coach, Inc.#†	38,800	694,520

Applications Software — 3.0%
Intuit, Inc.†	37,300	826,568
Microsoft Corp.	358,030	7,239,367

		8,065,935

Athletic Footwear — 0.5%
NIKE, Inc., Class B#	26,600	1,416,450

Banks - Fiduciary — 3.4%
Northern Trust Corp.	58,100	2,666,209
State Street Corp.	113,100	4,762,641
The Bank of New York Mellon Corp.	57,500	1,737,075

		9,165,925

Banks - Super Regional — 0.9%
PNC Financial Services Group, Inc.#	12,400	654,348
Wells Fargo & Co.	62,500	1,805,625

		2,459,973

Beverages - Non-alcoholic — 1.2%
PepsiCo, Inc.	35,640	2,020,788
The Coca-Cola Co.	27,400	1,284,238

		3,305,026

Broadcast Services/Program — 0.7%
Discovery Communications, Inc., Class A#†	70,850	1,062,750
Discovery Communications, Inc., Class C†	50,450	763,308

		1,826,058

Casino Hotels — 0.5%
MGM Mirage#†	30,641	367,079
Wynn Resorts, Ltd.#†	22,400	891,968

		1,259,047

Casino Services — 0.0%
International Game Technology	400	4,284

Cellular Telecom — 1.4%
America Movil SAB de CV, Series L ADR	112,000	3,360,000
MetroPCS Communications, Inc.#†	38,100	557,784

		3,917,784

Commercial Services - Finance — 2.5%
Automatic Data Processing, Inc.	59,500	2,443,070
Mastercard, Inc., Class A#	10,300	1,496,590
The Western Union Co.	99,700	1,323,019
Visa, Inc., Class A#	31,000	1,629,360

		6,892,039

Computer Aided Design — 0.5%
Autodesk, Inc.#†	73,700	1,222,683

Security Description	Shares	Market Value (Note 2)

Computer Services — 1.3%
Accenture, Ltd., Class A	110,200	$3,413,996

Computers — 4.9%
Apple, Inc.†	94,100	8,720,247
Dell, Inc.†	7,190	80,312
Hewlett-Packard Co.	98,000	3,457,440
Research In Motion, Ltd.†	25,000	1,061,750

		13,319,749

Computers - Memory Devices — 0.3%
EMC Corp.†	81,600	862,512

Cosmetics & Toiletries — 0.2%
Procter & Gamble Co.	6,576	423,166

Data Processing/Management — 0.8%
Fiserv, Inc.†	65,300	2,229,342

Distribution/Wholesale — 0.4%
Fastenal Co.#	24,600	947,346

Diversified Banking Institutions — 2.1%
Credit Suisse Group AG	3,900	114,490
JPMorgan Chase & Co.	47,800	1,513,348
Morgan Stanley	97,100	1,432,225
The Goldman Sachs Group, Inc.	34,900	2,756,751

		5,816,814

Diversified Financial Services — 0.8%
IntercontinentalExchange, Inc.†	28,200	2,075,520

Diversified Manufacturing Operations — 3.4%
Danaher Corp.#	150,740	8,387,174
General Electric Co.	350	6,009
Illinois Tool Works, Inc.#	21,000	716,520

		9,109,703

Diversified Minerals — 0.0%
BHP Billiton, Ltd.	3,400	68,246

E-Commerce/Products — 2.5%
Amazon.com, Inc.#†	160,700	6,861,890

E-Commerce/Services — 0.2%
eBay, Inc.†	340	4,464
Expedia, Inc.†	70,800	594,720

		599,184

Electric - Integrated — 0.2%
Entergy Corp.	6,000	510,600

Electronic Components - Semiconductors — 1.6%
Altera Corp.#	46,900	689,899
Broadcom Corp., Class A†	40,500	620,055
Intel Corp.	53,470	737,886
Xilinx, Inc.#	143,830	2,353,059

		4,400,899

Electronic Forms — 0.3%
Adobe Systems, Inc.†	39,720	919,915

Energy - Alternate Sources — 0.3%
First Solar, Inc.#†	5,900	736,556

Enterprise Software/Service — 0.4%
Oracle Corp.†	61,250	985,512

Entertainment Software — 0.7%
Electronic Arts, Inc.†	94,100	1,793,546

Finance - Credit Card — 0.2%
American Express Co.	20,200	470,862

AIG Retirement Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Finance - Investment Banker/Broker — 0.8%
Merrill Lynch & Co., Inc.	8,100	$107,082
The Charles Schwab Corp.	105,200	1,928,316

		2,035,398

Finance - Other Services — 0.4%
CME Group, Inc.	5,300	1,123,335

Health Care Cost Containment — 0.7%
McKesson Corp.	57,100	1,995,074

Hotel/Motels — 0.3%
Marriott International, Inc., Class A#	50,800	852,932

Independent Power Producers — 0.3%
NRG Energy, Inc.#†	36,000	852,840

Industrial Gases — 1.3%
Praxair, Inc.	61,200	3,613,860

Instruments - Scientific — 0.1%
Thermo Fisher Scientific, Inc.†	7,400	264,032

Insurance Brokers — 0.4%
AON Corp.	21,400	969,420

Insurance - Life/Health — 0.0%
Prudential Financial, Inc.	400	8,680

Internet Application Software — 0.3%
Tencent Holdings, Ltd.	129,200	711,322

Internet Security — 1.5%
McAfee, Inc.†	75,400	2,286,882
VeriSign, Inc.#†	86,900	1,876,171

		4,163,053

Investment Management/Advisor Services — 1.9%
Ameriprise Financial, Inc.	17,840	329,326
BlackRock, Inc.#	7,400	930,254
Franklin Resources, Inc.	64,500	3,918,375

		5,177,955

Machinery - Farming — 0.1%
Deere & Co.	10,600	368,986

Medical Instruments — 2.6%
Intuitive Surgical, Inc.#†	4,900	649,397
Medtronic, Inc.	116,000	3,540,320
St. Jude Medical, Inc.†	101,220	2,837,197

		7,026,914

Medical Products — 3.2%
Baxter International, Inc.	61,600	3,258,640
Becton Dickinson & Co.	25,300	1,607,309
Covidien, Ltd.	44,400	1,636,140
Stryker Corp.	55,100	2,144,492

		8,646,581

Medical - Biomedical/Gene — 8.8%
Amgen, Inc.†	57,800	3,210,212
Celgene Corp.†	96,600	5,032,860
Genentech, Inc.†	97,890	7,498,374
Gilead Sciences, Inc.#†	183,340	8,211,799

		23,953,245

Medical - Drugs — 2.9%
Allergan, Inc.	67,600	2,547,168
Novartis AG	12,316	575,786
Roche Holding AG	14,839	2,086,635
Schering - Plough Corp.	14,600	245,426
Wyeth	70,520	2,539,425

		7,994,440

Security Description	Shares	Market Value (Note 2)

Medical - Generic Drugs — 0.6%
Teva Pharmaceutical Industries, Ltd. ADR#	34,800	$1,501,620

Medical - HMO — 0.7%
Aetna, Inc.	7,400	161,468
Humana, Inc.†	24,900	752,727
WellPoint, Inc.†	29,560	1,052,336

		1,966,531

Multimedia — 1.3%
The McGraw - Hill Cos., Inc.	131,300	3,282,500
Time Warner, Inc.	25,700	232,585

		3,515,085

Networking Products — 2.5%
Cisco Systems, Inc.†	157,040	2,597,442
Juniper Networks, Inc.†	234,670	4,078,564

		6,676,006

Oil Companies - Exploration & Production — 1.6%
EOG Resources, Inc.	52,600	4,472,052

Oil Companies - Integrated — 2.9%
Chevron Corp.	25,600	2,022,656
Exxon Mobil Corp.	73,800	5,915,070

		7,937,726

Oil Field Machinery & Equipment — 0.1%
FMC Technologies, Inc.#†	14,100	387,327

Oil - Field Services — 4.2%
Baker Hughes, Inc.	1,400	48,762
Schlumberger, Ltd.	143,200	7,265,968
Smith International, Inc.	137,900	4,032,196

		11,346,926

Optical Supplies — 0.5%
Alcon, Inc.	17,600	1,404,304

Pharmacy Services — 2.9%
Express Scripts, Inc.†	52,700	3,030,777
Medco Health Solutions, Inc.†	115,900	4,867,800

		7,898,577

Power Converter/Supply Equipment — 0.2%
SunPower Corp., Class B#†	17,700	460,554

Retail - Bedding — 0.5%
Bed Bath & Beyond, Inc.#†	62,800	1,274,212

Retail - Discount — 2.6%
Costco Wholesale Corp.#	30,000	1,544,100
Wal - Mart Stores, Inc.	100,460	5,613,705

		7,157,805

Retail - Drug Store — 1.1%
CVS Caremark Corp.	105,849	3,062,212

Retail - Regional Department Stores — 1.0%
Kohl’s Corp.†	81,200	2,651,992

Retail - Restaurants — 2.0%
McDonald’s Corp.	58,800	3,454,500
Yum! Brands, Inc.	76,600	2,063,604

		5,518,104

Schools — 0.4%
Apollo Group, Inc., Class A#†	15,700	1,206,388

Semiconductor Components - Integrated Circuits — 0.6%
Marvell Technology Group, Ltd.†	287,400	1,666,920

Steel - Producers — 0.4%
Nucor Corp.	29,700	1,059,696

AIG Retirement Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Telephone - Integrated — 0.1%
AT&T, Inc.	5,200	$148,512

Toys — 1.1%
Nintendo Co., Ltd.(3)	10,000	3,096,054

Transport - Rail — 0.5%
Union Pacific Corp.	29,500	1,476,180

Transport - Services — 0.3%
Expeditors International of Washington, Inc.	25,700	859,151

Web Portals/ISP — 3.3%
Google, Inc., Class A†	30,800	9,023,168

Wireless Equipment — 3.3%
American Tower Corp., Class A†	150,300	4,094,172
QUALCOMM, Inc.	140,820	4,727,327

		8,821,499

Total Long-Term Investment Securities
(cost $373,341,964)		269,645,708

SHORT-TERM INVESTMENT SECURITIES — 18.2%
Collective Investment Pool — 17.0%
Securities Lending Quality Trust(1)	47,989,824	45,974,251

Registered Investment Companies — 1.2%
T. Rowe Price Reserve Investment Fund	3,356,473	3,356,473

Total Short-Term Investment Securities
(cost $51,346,297)		49,330,724

TOTAL INVESTMENTS
(cost $424,688,261)(2)	117.6%	318,976,432
Liabilities in excess of other assets	(17.6)	(47,761,530)

NET ASSETS —	100.0%	$271,214,902

#	The security or a portion thereof is out on loan (See Note 2)
†	Non-income producing security
(1)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(2)	See Note 5 for cost of investments on a tax basis.
(3)	Security was valued using fair value procedures at November 30, 2008. See Note 2 regarding fair value pricing procedures for foreign equity securities.

ADR—American	Depository Receipt

See Notes to Financial Statements

AIG Retirement Company I Broad Cap Value Income Fund

PORTFOLIO PROFILE — November 30, 2008 (Unaudited)

Industry Allocation*

Electric — Integrated	8.3%
Tobacco	8.3
Medical — Drugs	6.0
Diversified Manufacturing Operations	5.4
Telephone — Integrated	4.9
Oil Companies — Integrated	4.7
Medical — HMO	3.7
Diversified Banking Institutions	2.9
Computers	2.8
Oil Companies — Exploration & Production	2.6
Banks — Super Regional	2.6
Pipelines	2.4
Tools — Hand Held	2.4
Savings & Loans/Thrifts	2.3
Medical Products	2.2
Electronics — Military	2.1
Cruise Lines	2.0
Finance — Consumer Loans	1.9
Real Estate Investment Trusts	1.6
Pharmacy Services	1.6
Transport — Rail	1.5
Retail — Discount	1.5
Finance — Credit Card	1.3
Electric Products — Misc.	1.3
Office Supplies & Forms	1.3
Time Deposits	1.2
Insurance Brokers	1.1
Medical Labs & Testing Services	1.1
Gas — Distribution	1.1
Food — Misc.	1.1
Computer Services	1.1
Chemicals — Diversified	1.1
Casino Services	1.0
Insurance — Reinsurance	1.0
Retail — Auto Parts	1.0
Retail — Computer Equipment	1.0
Transport — Services	0.9
Aerospace/Defense — Equipment	0.9
Retail — Building Products	0.8
Beverages — Wine/Spirits	0.8
Insurance — Multi-line	0.8
Coatings/Paint	0.8
Wireless Equipment	0.8
Hospital Beds/Equipment	0.8
Electronic Components — Semiconductors	0.7
Insurance — Property/Casualty	0.7
Retail — Apparel/Shoe	0.7
Semiconductor Equipment	0.6
Medical — Wholesale Drug Distribution	0.5
Office Automation & Equipment	0.4
Finance — Commercial	0.3

99.9%

*	Calculated as a percentage of net assets

AIG Retirement Company I Broad Cap Value Income Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 98.7%
Aerospace/Defense-Equipment — 0.9%
Goodrich Corp.	4,300	$144,695

Banks-Super Regional — 2.6%
Capital One Financial Corp.	5,200	178,932
Wells Fargo & Co.	8,700	251,343

		430,275

Beverages-Wine/Spirits — 0.8%
Diageo PLC ADR	2,400	135,288

Casino Services — 1.0%
International Game Technology	16,100	172,431

Chemicals-Diversified — 1.1%
E.I. du Pont de Nemours & Co.	7,000	175,420

Coatings/Paint — 0.8%
The Sherwin-Williams Co.	2,200	129,646

Computer Services — 1.1%
Computer Sciences Corp.†	6,300	175,518

Computers — 2.8%
Hewlett-Packard Co.	6,100	215,208
International Business Machines Corp.	3,000	244,800

		460,008

Cruise Lines — 2.0%
Carnival Corp.	10,600	222,600
Royal Caribbean Cruises, Ltd.	11,900	112,098

		334,698

Diversified Banking Institutions — 2.9%
Bank of America Corp.	10,451	169,829
Citigroup, Inc.	12,000	99,480
JPMorgan Chase & Co.	6,700	212,122

		481,431

Diversified Manufacturing Operations — 5.4%
Eaton Corp.	3,800	176,092
Honeywell International, Inc.	8,400	234,024
Illinois Tool Works, Inc.	9,500	324,140
ITT Corp.	3,700	154,882

		889,138

Electric Products-Misc. — 1.3%
Emerson Electric Co.	6,100	218,929

Electric-Integrated — 8.3%
Dominion Resources, Inc.	6,400	235,648
Duke Energy Corp.	10,400	161,824
Entergy Corp.	3,700	314,870
MDU Resources Group, Inc.	8,050	163,656
Pinnacle West Capital Corp.	7,800	237,120
Xcel Energy, Inc.	14,000	263,340

		1,376,458

Electronic Components-Semiconductors — 0.7%
Intel Corp.	9,000	124,200

Electronics-Military — 2.1%
L-3 Communications Holdings, Inc.	5,100	342,567

Finance-Commercial — 0.3%
CIT Group, Inc.	16,700	55,778

Finance-Consumer Loans — 1.9%
SLM Corp.†	33,600	309,456

Security Description	Shares	Market Value (Note 2)

Finance-Credit Card — 1.3%
American Express Co.	9,600	$223,776

Food-Misc. — 1.1%
Kraft Foods, Inc., Class A	6,697	182,225

Gas-Distribution — 1.1%
CenterPoint Energy, Inc.	14,400	186,192

Hospital Beds/Equipment — 0.8%
Hill-Rom Holdings, Inc.	6,100	125,294

Insurance Brokers — 1.1%
Willis Group Holdings, Ltd.	8,100	186,867

Insurance-Multi-line — 0.8%
Allstate Corp.	5,000	127,200
XL Capital, Ltd., Class A	920	4,628

		131,828

Insurance-Property/Casualty — 0.7%
The Travelers Cos., Inc.	2,600	113,490

Insurance-Reinsurance — 1.0%
Axis Capital Holdings, Ltd.	6,800	172,108

Medical Labs & Testing Services — 1.1%
Quest Diagnostics, Inc.	4,000	186,280

Medical Products — 2.2%
Baxter International, Inc.	5,000	264,500
Johnson & Johnson	1,600	93,728

		358,228

Medical-Drugs — 6.0%
Bristol-Myers Squibb Co.	17,700	366,390
Pfizer, Inc.	20,300	333,529
Wyeth	8,000	288,080

		987,999

Medical-HMO — 3.7%
CIGNA Corp.	5,300	64,183
Coventry Health Care, Inc.†	7,200	89,784
UnitedHealth Group, Inc.	8,900	186,989
WellPoint, Inc.†	7,600	270,560

		611,516

Medical-Wholesale Drug Distribution — 0.5%
Cardinal Health, Inc.	2,600	84,552

Office Automation & Equipment — 0.4%
Pitney Bowes, Inc.	2,800	69,188

Office Supplies & Forms — 1.3%
Avery Dennison Corp.	6,700	208,370

Oil Companies-Exploration & Production — 2.6%
Occidental Petroleum Corp.	8,000	433,120

Oil Companies-Integrated — 4.7%
Chevron Corp.	2,100	165,921
ConocoPhillips	6,500	341,380
Marathon Oil Corp.	4,300	112,574
Murphy Oil Corp.	3,400	149,770

		769,645

Pharmacy Services — 1.6%
Omnicare, Inc.	10,800	260,388

Pipelines — 2.4%
El Paso Corp.	18,600	137,454
Spectra Energy Corp.	15,850	257,721

		395,175

AIG Retirement Company I Broad Cap Value Income Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares/ Principal Amount	Market Value (Note 2)

COMMON STOCK (continued)
Real Estate Investment Trusts — 1.6%
Annaly Capital Management, Inc.	18,300	$262,971

Retail-Apparel/Shoe — 0.7%
Hanesbrands, Inc.†	8,400	108,528

Retail-Auto Parts — 1.0%
Advance Auto Parts, Inc.	5,600	170,016

Retail-Building Products — 0.8%
Home Depot, Inc.	5,900	136,349

Retail-Computer Equipment — 1.0%
GameStop Corp., Class A†	7,400	161,690

Retail-Discount — 1.5%
Family Dollar Stores, Inc.	8,800	244,464

Savings & Loans/Thrifts — 2.3%
New York Community Bancorp, Inc.	7,000	91,350
People’s United Financial, Inc.	15,010	286,241

		377,591

Semiconductor Equipment — 0.6%
Applied Materials, Inc.	10,600	101,548

Telephone-Integrated — 4.9%
AT&T, Inc.	13,750	392,700
Verizon Communications, Inc.	12,800	417,920

		810,620

Tobacco — 8.3%
Altria Group, Inc.	10,100	162,408
Imperial Tobacco Group PLC ADR	7,000	346,150
Lorillard, Inc.	4,800	290,064
Philip Morris International, Inc.	7,700	324,632
Reynolds American, Inc.	6,000	246,480

		1,369,734

Tools-Hand Held — 2.4%
The Stanley Works	12,300	391,017

Transport-Rail — 1.5%
Burlington Northern Santa Fe Corp.	3,200	245,152

Transport-Services — 0.9%
Ryder System, Inc.	4,100	147,231

Wireless Equipment — 0.8%
Nokia Oyj ADR	8,900	126,113

Total Long-Term Investment Securities (cost $23,416,955)		16,295,201

SHORT-TERM INVESTMENT SECURITIES — 1.2%
Time Deposits — 1.2%
Euro Time Deposit with State Street Bank & Trust Co. 0.05% due 12/01/08 (cost $192,000)	$192,000	192,000

TOTAL INVESTMENTS (cost $23,608,955) (1)	99.9%	16,487,201
Other assets less liabilities	0.1	12,982

NET ASSETS	100.0%	$16,500,183

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.
ADR	— American Depository Receipt

See Notes to Financial Statements

AIG Retirement Company I Capital Conservation Fund

PORTFOLIO PROFILE — November 30, 2008 (Unaudited)

Industry Allocation*

Federal Home Loan Mtg. Corp.	22.6%
United States Treasury Notes	16.3
Federal National Mtg. Assoc.	13.4
Diversified Financial Services	8.8
Collective Investment Pool	8.0
Electric — Integrated	4.6
Repurchase Agreement	3.2
Government National Mtg. Assoc.	2.8
Finance — Investment Banker/Broker	2.1
Telephone — Integrated	1.9
Banks — Commercial	1.8
Special Purpose Entities	1.3
United States Treasury Bonds	1.3
Multimedia	1.2
Federal Home Loan Bank	1.0
Diversified Banking Institutions	1.0
Banks — Super Regional	0.9
Insurance — Life/Health	0.8
Cellular Telecom	0.7
Pipelines	0.7
Telecom Services	0.7
Medical — Drugs	0.6
Steel — Producers	0.6
Oil Refining & Marketing	0.6
Diversified Manufacturing Operations	0.5
Transport — Rail	0.5
Medical — HMO	0.4
Insurance — Property/Casualty	0.4
Food — Retail	0.4
Electric — Generation	0.4
Food — Misc.	0.3
Diversified Operations	0.3
Finance — Commercial	0.3
Savings & Loans/Thrifts	0.3
Insurance Brokers	0.3
Commercial Services — Finance	0.3
Cable TV	0.3
Oil Companies — Exploration & Production	0.3
Oil Companies — Integrated	0.2
Beverages — Wine/Spirits	0.2
Insurance — Multi — line	0.2
Real Estate Investment Trusts	0.2
Banks — Money Center	0.2
Computer Services	0.2
Metal — Aluminum	0.2
Electronic Measurement Instruments	0.2
Transport — Marine	0.2
Finance — Other Services	0.2
Metal Processors & Fabrication	0.2
Finance — Mortgage Loan/Banker	0.2
Chemicals — Diversified	0.2
Brewery	0.2
Electronic Components — Semiconductors	0.2
Insurance — Reinsurance	0.2
Retail — Drug Store	0.2
Non — Hazardous Waste Disposal	0.1
Water	0.1
Cruise Lines	0.1
Banks — Fiduciary	0.1
Finance — Credit Card	0.1
Medical — Wholesale Drug Distribution	0.1
Building — Residential/Commercial	0.1
Containers — Metal/Glass	0.1
Investment Management/Advisor Services	0.1
Oil — Field Services	0.1
Airlines	0.1
Direct Marketing	0.1
Investment Companies	0.1
Beverages — Non-alcoholic	0.1

Property Trust	0.1
Oil Field Machinery & Equipment	0.1
Consumer Products — Misc.	0.1
Television	0.1
Office Automation & Equipment	0.1
Hotels/Motels	0.1
Insurance — Mutual	0.1
Cosmetics & Toiletries	0.1
Electric — Distribution	0.1

107.6%

Credit Quality+#

Government — Agency	41.1%
Government — Treasury	18.3
AAA	7.4
AA	3.9
A	13.7
BBB	13.3
BB	0.6
CCC	0.1
Not Rated@	1.6

100.0%

*	Calculated as a percentage of net assets.
@	Represents debt issues that either have no rating, or the rating is unavailable from the source.
+	Source: Standard and Poors.
#	Calculated as a percentage of total debt issues, excluding short-term securities.

AIG Retirement Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited)

Security Description	Principal Amount	Market Value (Note 2)

ASSET BACKED SECURITIES — 8.3%
Diversified Financial Services — 8.3%
Banc of America Commercial Mtg., Inc. Series 2006-6, Class AM 5.39% due 10/10/45(1)	$315,000	$143,988
Banc of America Funding Corp. Series 2007-C, Class 5A1 5.37% due 05/20/36(2)	1,161,134	828,177
Banc of America Funding Corp. Series 2006-J, Class 2A1 5.89% due 01/20/47(2)	1,108,759	587,462
Chase Funding Mtg. Loan Asset - Backed Certs. Series 2003-6, Class 1A6 4.59% due 05/25/15	238,354	222,923
Chase Mtg. Finance Corp. Series 2007-A2, Class 1A1 5.01% due 07/25/37(2)(3)	867,525	808,006
Citigroup Commercial Mtg. Trust Series 2008-C7, Class AM 6.30% due 12/10/49(1)	555,000	249,933
Commercial Mtg. Asset Trust Series 1999-C1, Class D 7.35% due 01/17/32(1)	788,000	696,643
Commercial Mtg. Pass Through Certs., Series 2004-LB2A, Class A3 4.22% due 03/10/39(1)	635,000	581,728
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-LDP9, Class AM 5.37% due 05/15/47(1)	1,000,000	450,080
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2001-C1, Class A3 5.86% due 10/12/35(1)	345,000	311,531
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2008-C2, Class AM 6.80% due 02/12/51(1)	1,106,000	492,823
LB Commercial Conduit Mtg. Trust Series 1998-C1, Class E 7.00% due 02/18/30(1)	450,000	403,467
Ocwen Advance Receivables Backed Notes Series 2006-1A 5.34% due 11/24/15*(4)	1,000,000	750,000
Swift Master Auto Receivables Trust Series 2007-2, Class A 2.07% due 10/15/12(5)	1,583,426	1,371,129
Wells Fargo Mtg. Backed Securities Trust Series 2006-AR17, Class A2 5.83% due 10/25/36(2)(3)	1,303,091	796,424
Wells Fargo Mtg. Backed Securities Trust Series 2006-AR12, Class 2A1 6.10% due 09/25/36(2)	707,947	448,212

Total Asset Backed Securities
(cost $13,060,898)		9,142,526

CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09(4)(6)(7)(14) (cost $32,000)	32,000	14,400

CORPORATE BONDS & NOTES — 25.6%
Airlines — 0.1%
Northwest Airlines, Inc. Pass Through Certs. Series 2002-1, Class G2 6.26% due 11/20/21	142,254	114,159

Security Description	Principal Amount	Market Value (Note 2)

Banks - Commercial — 1.2%
CoBank ACB Senior Sub. Notes 7.88% due 04/16/18*	$48,000	$46,019
First Maryland Capital II Company Guar. Notes 3.65% due 02/01/27(5)	177,000	109,425
KeyBank NA Sub. Notes 5.45% due 03/03/16	204,000	165,480
KeyBank NA Sub. Notes 7.41% due 10/15/27	46,000	38,092
SouthTrust Bank Sub. Notes 4.75% due 03/01/13	334,000	307,323
SouthTrust Corp. Sub. Notes 5.80% due 06/15/14	290,000	248,295
Sovereign Bank Sub. Notes 8.75% due 05/30/18	143,000	135,079
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	279,000	211,329
Wachovia Bank NA Sub. Notes 6.60% due 01/15/38	110,000	94,333

		1,355,375

Banks - Fiduciary — 0.1%
State Street Capital Trust IV Company Guar. Notes 3.78% due 06/15/37(5)	260,000	146,016

Banks - Super Regional — 0.9%
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	245,000	198,885
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	230,000	152,890
Nationsbank Capital Trust III Bank Guar. Notes 5.30% due 01/15/27(5)	176,000	82,468
PNC Preferred Funding Trust I Senior Notes 6.11% due 03/15/12*(5)(8)	130,000	52,079
Wachovia Corp. Senior Notes 3.63% due 02/17/09	208,000	206,514
Wachovia Corp. Senior Sub. Notes 4.88% due 02/15/14	33,000	27,243
Wachovia Corp. Notes 5.50% due 05/01/13	119,000	112,773
Wells Fargo & Co. Senior Notes 5.25% due 10/23/12	216,000	212,951

		1,045,803

Beverages - Non - alcoholic — 0.1%
Coca - Cola Enterprises, Inc. Senior Notes 7.38% due 03/03/14	95,000	98,811

AIG Retirement Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

CORPORATE BONDS & NOTES (continued)
Building - Residential/Commercial — 0.1%
D.R. Horton, Inc. Company Guar. Notes 5.00% due 01/15/09#	$146,000	$142,533

Cable TV — 0.3%
Comcast Corp. Notes 6.95% due 08/15/37	101,000	84,693
COX Communications, Inc. Bonds 6.95% due 06/01/38*	69,000	55,218
Time Warner Cable, Inc. Notes 8.25% due 02/14/14	175,000	172,783

		312,694

Cellular Telecom — 0.6%
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	340,000	344,256
Nextel Communications, Inc. Company Guar. Notes 5.95% due 03/15/14	175,000	70,000
Verizon Wireless Notes 7.38% due 11/15/13*	200,000	198,144
Verizon Wireless Notes 8.50% due 11/15/18*	110,000	110,988

		723,388

Chemicals - Diversified — 0.2%
ICI Wilmington, Inc. Company Guar. Notes 5.63% due 12/01/13	198,000	187,961

Commercial Services - Finance — 0.3%
The Western Union Co. Senior Notes 5.40% due 11/17/11	373,000	355,197

Computer Services — 0.2%
Electronic Data Systems Corp. Senior Notes 6.00% due 08/01/13	220,000	219,538

Consumer Products - Misc. — 0.1%
Kimberly - Clark Corp. Senior Notes 7.50% due 11/01/18	78,000	84,878

Cosmetics & Toiletries — 0.1%
Avon Products, Inc. Senior Notes 5.75% due 03/01/18	73,000	65,889

Direct Marketing — 0.1%
Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	170,000	107,100

Diversified Banking Institutions — 1.0%
Bank of America Corp. Sub. Notes 5.75% due 08/15/16	217,000	192,363
Citigroup, Inc. Senior Notes 5.00% due 09/15/14	369,000	302,533

Security Description	Principal Amount	Market Value (Note 2)

Diversified Banking Institutions (continued)
Citigroup, Inc. Senior Notes 5.30% due 10/17/12	$126,000	$115,006
Citigroup, Inc. Senior Notes 5.50% due 04/11/13	105,000	95,558
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	195,000	178,206
The Goldman Sachs Group, Inc. 3.25% due 06/15/12	95,000	95,136
The Goldman Sachs Group, Inc. Senior Notes 5.30% due 02/14/12	105,000	94,324

		1,073,126

Diversified Financial Services — 0.5%
American Express Travel Related Services Co., Inc. Senior Notes 5.25% due 11/21/11*	289,000	263,101
Citigroup Capital XXI Company Guar. Bonds 8.30% due 12/21/77(5)	126,000	76,006
General Electric Capital Corp. Senior Notes 5.65% due 06/09/14	250,000	240,409

		579,516

Diversified Manufacturing Operations — 0.2%
General Electric Co. Senior Notes 5.25% due 12/06/17	195,000	178,688

Diversified Operations — 0.0%
Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12	113,000	33,353

Electric - Distribution — 0.1%
Old Dominion Electric Cooperative 1st Mtg. Bonds 5.68% due 12/01/28	66,500	58,522

Electric - Generation — 0.3%
Bruce Mansfield Unit Pass Through Certs. 6.85% due 06/01/34	374,000	293,039

Electric - Integrated — 4.3%
Baltimore Gas & Electric Co. Senior Notes 6.13% due 07/01/13	174,000	162,300
Centerpoint Energy, Inc. Senior Notes 6.50% due 05/01/18	57,000	45,708
Commonwealth Edison Co. 1st Mtg. Bonds 5.90% due 03/15/36	101,000	74,930
Consumers Energy Co. 1st Mtg. Bonds 6.13% due 03/15/19	259,000	236,103
Delmarva Power & Light Co. Notes 6.40% due 12/01/13	210,000	209,981
Dominion Resources, Inc. Jr. Sub Notes 6.30% due 09/30/66(5)	420,000	205,800

AIG Retirement Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

CORPORATE BONDS & NOTES (continued)
Electric - Integrated (continued)
Dominion Resources, Inc. Series D Senior Notes 8.88% due 01/15/19	$90,000	$91,727
DTE Energy Co. Senior Notes 6.38% due 04/15/33	130,000	94,009
DTE Energy Co. Senior Notes 7.05% due 06/01/11	60,000	59,460
Entergy Arkansas, Inc. 1st Mtg. Bonds 5.40% due 08/01/13	153,000	141,951
Entergy Gulf States Louisiana LLC 1st Mtg. Bonds 6.00% due 05/01/18*	210,000	172,607
Entergy Louisiana LLC 1st Mtg. Bonds 5.83% due 11/01/10	485,000	479,879
Exelon Corp. Senior Notes 6.75% due 05/01/11	152,000	145,812
Mackinaw Power LLC Sec. Notes 6.30% due 10/31/23*	342,173	285,200
Mirant Mid - Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	4,473	4,249
Nisource Finance Corp. Company Guar. Notes 5.25% due 09/15/17	155,000	105,841
Oncor Electric Delivery Co. 1st Mtg. Bonds 7.50% due 09/01/38*	78,000	67,779
Pepco Holdings, Inc. Senior Notes 6.13% due 06/01/17#	250,000	208,412
Pepco Holdings, Inc. Senior Notes 6.45% due 08/15/12	195,000	184,550
PSEG Power LLC Company Guar. Notes 5.00% due 04/01/14#	238,000	202,739
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	55,000	55,816
Puget Sound Energy, Inc. Senior Notes 5.20% due 10/01/15	514,000	455,006
Sierra Pacific Power Co. 1st Mtg. Bonds 5.45% due 09/01/13	165,000	153,222
Sierra Pacific Power Co. Senior Notes 6.75% due 07/01/37	333,000	275,229
Southern California Edison Co. 1st Mtg. Bonds 5.55% due 01/15/37#	45,000	40,289
Southern California Edison Co. 1st Mtg. Bonds Series 04-G 5.75% due 04/01/35	75,000	69,245
Southern Energy, Inc. Notes 7.90% due 07/15/09†(4)(6)(7)	175,000	0

Security Description	Principal Amount	Market Value (Note 2)

Electric - Integrated (continued)
Southern Power Co. Senior Notes 4.88% due 07/15/15#	$173,000	$147,902
Union Electric Co. 1st. Mtg. Bonds 6.70% due 02/01/19	180,000	160,869
Virginia Electric & Power Co. Notes 4.10% due 12/15/08	227,000	226,858

		4,763,473

Electronic Components — Semiconductors — 0.2%
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	230,000	183,992

Electronic Measurement Instruments — 0.2%
Agilent Technologies, Inc. Senior Notes 6.50% due 11/01/17	266,000	205,859

Finance - Commercial — 0.3%
Caterpillar Financial Services Corp. Senior Notes 4.90% due 08/15/13	210,000	197,795
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	205,000	167,344

		365,139

Finance - Credit Card — 0.1%
MBNA America Bank NA Senior Notes 7.13% due 11/15/12*	142,000	144,340

Finance - Investment Banker/Broker — 2.1%
Credit Suisse First Boston USA, Inc. Notes 5.13% due 08/15/15	166,000	146,136
Credit Suisse USA, Inc. Notes 5.25% due 03/02/11	114,000	110,257
JP Morgan Chase & Co. Sub. Notes 4.89% due 09/01/15(5)	122,000	121,896
JP Morgan Chase & Co. Senior Notes 5.38% due 01/15/14#	270,000	261,457
JP Morgan Chase & Co. Senior Notes 6.00% due 01/15/18#	148,000	142,845
JP Morgan Chase & Co. Sub. Notes 6.75% due 02/01/11	113,000	113,630
Lehman Brothers Holdings Capital Trust VII Notes 5.86% due 05/31/12†(5)(8)(9)(10)	78,000	8
Lehman Brothers Holdings, Inc. Notes 5.50% due 04/04/16†(9)(10)	89,000	8,900
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(9)(10)	87,000	9
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(9)(10)	112,000	11

AIG Retirement Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

CORPORATE BONDS & NOTES (continued)
Finance - Investment Banker/Broker (continued)
Lehman Brothers Holdings, Inc. Senior Notes 8.80% due 03/01/15†(9)(10)	$103,000	$10,300
Merrill Lynch & Co., Inc. Notes 6.88% due 04/25/18	98,000	92,280
Morgan Stanley Senior Notes 5.38% due 10/15/15	112,000	91,772
Morgan Stanley Notes 5.45% due 01/09/17	114,000	90,006
Morgan Stanley Senior Notes 6.00% due 04/28/15	235,000	193,871
Schwab Capital Trust I Company Guar. Notes 7.50% due 11/15/37#(5)	67,000	31,022
The Bear Stearns Cos., Inc. Notes 4.50% due 10/28/10	140,000	137,740
The Bear Stearns Cos., Inc. Senior Notes 5.70% due 11/15/14#	232,000	212,871
The Bear Stearns Cos., Inc. Notes 6.95% due 08/10/12	237,000	238,611
The Goldman Sachs Group, Inc. Senior Notes 5.13% due 01/15/15	110,000	89,929
The Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	117,000	87,460
The Goldman Sachs Group, Inc. Notes 6.13% due 02/15/33	25,000	18,303
The Goldman Sachs Group, Inc. Senior Notes 6.75% due 10/01/37	224,000	143,602

		2,342,916

Finance - Mortgage Loan/Banker — 0.2%
Countrywide Financial Corp. Company Guar. Notes 5.80% due 06/07/12	199,000	188,907

Finance - Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 5.45% due 04/10/17	110,000	89,274

Food - Misc. — 0.3%
Kraft Foods, Inc. Senior Notes 6.88% due 01/26/39	184,000	161,440
McCormick & Co., Inc. Notes 5.25% due 09/01/13#	220,000	224,012

		385,452

Food - Retail — 0.2%
Kroger Co. Company Guar. Notes 7.50% due 01/15/14	210,000	213,067

Security Description	Principal Amount	Market Value (Note 2)

Hotel/Motels — 0.1%
Starwood Hotels & Resorts Worldwide, Inc. Notes 6.75% due 05/15/18	$95,000	$66,978

Insurance Brokers — 0.3%
Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	230,000	222,646
Marsh & McLennan Cos., Inc. Senior Notes 7.13% due 06/15/09	140,000	138,920

		361,566

Insurance - Life/Health — 0.8%
Americo Life, Inc. Notes 7.88% due 05/01/13*	121,000	119,236
Lincoln National Corp. Senior Notes 5.65% due 08/27/12	199,000	174,022
Monumental Global Funding II Notes 5.65% due 07/14/11*	240,000	242,515
Pricoa Global Funding I Notes 5.30% due 09/27/13*#	350,000	302,710

		838,483

Insurance - Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Bonds 10.75% due 06/15/58*(5)	125,000	66,037

Insurance - Property/Casualty — 0.4%
ACE INA Holdings, Inc. Company Guar. Notes 5.60% due 05/15/15	192,000	164,824
Chubb Corp. Senior Notes 5.20% due 04/01/13	132,000	124,257
Chubb Corp. Senior Notes 6.50% due 05/15/38	103,000	86,808
W.R. Berkley Corp. Senior Sub. Notes 6.25% due 02/15/37	65,000	48,607

		424,496

Insurance - Reinsurance — 0.2%
PartnerRe Finance A LLC Company Guar. Notes 6.88% due 06/01/18	230,000	183,416

Investment Management/Advisor Services — 0.1%
Ameriprise Financial, Inc. Senior Notes 5.35% due 11/15/10	153,000	130,678

Medical - Drugs — 0.6%
GlaxoSmithKline Capital, Inc. Company Guar. Notes 6.38% due 05/15/38	128,000	121,110
Schering - Plough Corp. Senior Notes 6.55% due 09/15/37	214,000	188,914
Wyeth Bonds 5.50% due 02/01/14	140,000	134,647

AIG Retirement Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

CORPORATE BONDS & NOTES (continued)
Medical - Drugs (continued)
Wyeth Notes 6.95% due 03/15/11	$179,000	$185,141

		629,812

Medical - HMO — 0.4%
Aetna, Inc. Senior Notes. 6.75% due 12/15/37	77,000	59,232
Humana, Inc. Bonds 8.15% due 06/15/38	105,000	82,483
UnitedHealth Group, Inc. Senior Notes 5.25% due 03/15/11	105,000	96,758
UnitedHealth Group, Inc. Senior Notes 6.88% due 02/15/38	141,000	109,063
WellPoint, Inc. Notes 5.00% due 01/15/11	63,000	58,264
WellPoint, Inc. Senior Notes 5.95% due 12/15/34	105,000	74,441

		480,241

Medical - Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Senior Notes 5.50% due 06/15/13	154,000	142,618

Metal Processors & Fabrication — 0.2%
Timken Co. Notes 5.75% due 02/15/10	199,000	195,969

Metal - Aluminum — 0.2%
Alcoa, Inc. Notes 6.00% due 01/15/12	95,000	88,494
Alcoa, Inc. Bonds 6.50% due 06/15/18	166,000	126,097

		214,591

Multimedia — 1.1%
COX Enterprises, Inc. Notes 7.88% due 09/15/10*	600,000	571,745
News America, Inc. Company Guar. Bonds 7.30% due 04/30/28	310,000	259,569
Time Warner Cos., Inc. Company Guar. Notes 7.25% due 10/15/17	259,000	224,358
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	258,000	221,831

		1,277,503

Non - Hazardous Waste Disposal — 0.1%
Waste Management, Inc. Company Guar. Notes 6.38% due 11/15/12	168,000	158,058

Security Description	Principal Amount	Market Value (Note 2)

Office Automation & Equipment — 0.1%
Xerox Corp. Senior Notes 6.35% due 05/15/18	$95,000	$68,131

Oil Companies - Exploration & Production — 0.1%
XTO Energy, Inc. Senior Notes 6.75% due 08/01/37	90,000	73,980

Oil Companies - Integrated — 0.2%
Hess Corp. Notes 7.13% due 03/15/33	105,000	86,834
Hess Corp. Bonds 7.88% due 10/01/29	218,000	194,690

		281,524

Oil Field Machinery & Equipment — 0.1%
Cameron International Corp. Senior Notes 7.00% due 07/15/38	107,000	85,412

Oil Refining & Marketing — 0.6%
The Premcor Refining Group, Inc. Company Guar. Notes 6.75% due 05/01/14	666,000	618,346

Oil - Field Services — 0.1%
Baker Hughes, Inc. Senior Notes 7.50% due 11/15/18	110,000	114,337

Pipelines — 0.6%
CenterPoint Energy Resources Corp. Notes 7.75% due 02/15/11#	200,000	184,529
DCP Midstream LLC Notes 9.70% due 12/01/13*	108,000	108,537
Duke Energy Field Services LLC Notes 6.88% due 02/01/11	44,000	43,027
ONEOK, Inc. Senior Notes 6.00% due 06/15/35	198,000	133,287
Panhandle Eastern Pipeline Co. Senior Notes 6.20% due 11/01/17	204,000	157,803

		627,183

Publishing - Newspapers — 0.0%
Gannett Co, Inc. Notes 5.75% due 06/01/11	77,000	53,958

Real Estate Investment Trusts — 0.2%
Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	70,000	41,821
PPF Funding, Inc. Bonds 5.35% due 04/15/12*	215,000	182,268

		224,089

Retail - Drug Store — 0.2%
CVS Caremark Corp. Senior Notes 6.13% due 08/15/16	203,000	182,846

AIG Retirement Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

CORPORATE BONDS & NOTES (continued)
Savings & Loans/Thrifts — 0.3%
Independence Community Bank Corp. Sub. Notes 5.26% due 06/20/13(5)	$113,000	$90,864
Western Financial Bank Sub. Debentures 9.63% due 05/15/12	279,000	272,039

		362,903

Special Purpose Entities — 1.0%
BAE Systems Holdings, Inc. Notes 5.20% due 08/15/15*	198,000	177,829
ING USA Global Funding Trust Notes 4.50% due 10/01/10	160,000	163,769
John Hancock Global Funding II Notes 7.90% due 07/02/10*	116,000	119,516
Norbord Delaware GP I Company Guar. Notes 6.45% due 02/15/17*	192,000	109,440
Principal Life Global Funding I Sec. Notes 5.25% due 01/15/13*	610,000	572,515
The Goldman Sachs Capital III Company Guar. 3.58% due 09/01/12(5)(8)	75,000	25,797

		1,168,866

Steel - Producers — 0.6%
ArcelorMittal USA Senior Notes 6.50% due 04/15/14#	480,000	391,413
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36	220,000	231,613

		623,026

Telecom Services — 0.6%
Bellsouth Telecommunications, Inc. Debentures 7.00% due 12/01/95#	660,000	447,571
Qwest Corp. Senior Notes 7.50% due 10/01/14	250,000	192,500

		640,071

Telephone - Integrated — 1.3%
AT&T Corp. Senior Notes 7.30% due 11/15/11#	238,000	241,740
AT&T Corp. Senior Notes 8.00% due 11/15/31	100,000	92,133
BellSouth Corp. Senior Notes 6.00% due 10/15/11	400,000	392,239
Pacific Bell Telephone Co. Company Guar. Notes 7.13% due 03/15/26	300,000	270,348
Verizon Communications, Inc. Bonds 6.90% due 04/15/38	149,000	124,427

Security Description	Principal Amount	Market Value (Note 2)

Telephone - Integrated (continued)
Verizon Communications, Inc. Senior Notes 8.75% due 11/01/18	$110,000	$110,028
Verizon New York, Inc. Senior Notes 6.88% due 04/01/12#	220,000	211,304

		1,442,219

Television — 0.1%
Belo Corp. Senior Notes 6.75% due 05/30/13	125,000	77,962

Transport - Equipment & Leasing — 0.0%
GATX Corp. Pass Through Certs. 9.00% due 11/15/13	44,000	45,797

Transport - Rail — 0.3%
CSX Corp. Senior Notes 6.25% due 04/01/15	120,000	111,918
CSX Corp. Senior Notes 6.25% due 03/15/18	102,000	89,472
Norfolk Southern Corp. Senior Notes 5.59% due 05/17/25	108,000	88,662

		290,052

Travel Services — 0.0%
Travelport LLC Company Guar. Notes 7.44% due 09/01/14(5)	84,000	20,160

Total Corporate Bonds & Notes
(cost $32,480,636)		28,229,313

FOREIGN CORPORATE BONDS & NOTES — 5.1%
Banks - Commercial — 0.6%
Barclays Bank PLC Sub. Notes 5.93% due 12/15/16*(5)(8)	230,000	131,058
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	181,000	154,393
Caisse Nationale des Caisses d’Epargne et de Prevoyance Notes 4.15% due 12/30/09(5)(8)	196,000	119,560
Credit Agricole SA Jr. Sub. Notes 6.64% due 05/31/17*(5)(8)	240,000	121,764
HBOS PLC Sub. Notes 5.92% due 10/01/15*(5)(8)	120,000	60,393
NIB Capital Bank Bonds 5.82% due 12/11/13*(5)(8)	204,000	35,259

		622,427

Banks - Money Center — 0.2%
Mizuho Financial Group Cayman, Ltd. Bank Guar. Bonds 8.38% due 04/27/09(8)	245,000	220,828

AIG Retirement Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Beverages - Wine/Spirits — 0.2%
Diageo Finance BV Company Guar. Notes 3.88% due 04/01/11#	$287,000	$274,784

Brewery — 0.2%
FBG Finance, Ltd. Senior Notes 5.13% due 06/15/15*	94,000	74,454
SABMiller PLC Senior Notes 6.50% due 07/15/18*	125,000	110,960

		185,414

Broadcast Services/Program — 0.0%
Grupo Televisa SA Senior Notes 6.63% due 03/18/25#	40,000	31,179

Cellular Telecom — 0.1%
Vodafone Group PLC Senior Notes 7.75% due 02/15/10	105,000	104,730

Containers - Metal/Glass — 0.1%
Rexam PLC Bonds 6.75% due 06/01/13*	142,000	135,490

Cruise Lines — 0.1%
Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	245,000	147,000

Diversified Manufacturing Operations — 0.3%
Tyco International Group SA Company Guar. Notes 6.00% due 11/15/13	388,000	335,983

Diversified Operations — 0.3%
Hutchison Whampoa Finance, Ltd. Company Guar. Notes 7.50% due 08/01/27*	400,000	334,459

Electric - Generation — 0.1%
Abu Dhabi National Energy Co. Senior Notes 7.25% due 08/01/18*	116,000	92,492

Electric - Integrated — 0.3%
Empresa Nacional de Electricidad SA Bonds 7.33% due 02/01/37#	324,000	320,980

Finance - Other Services — 0.1%
BP Capital Markets PLC Company Guar. Notes 5.25% due 11/07/13	110,000	110,345

Food - Retail — 0.2%
Delhaize Group SA Senior Notes 6.50% due 06/15/17	212,000	190,059

Insurance - Multi - line — 0.2%
Aegon NV Jr. Sub. Bonds 4.57% due 07/15/14(5)(8)	280,000	75,740
XL Capital Finance (Europe) PLC Company Guar. Notes 6.50% due 01/15/12	89,000	63,008

Security Description	Principal Amount	Market Value (Note 2)

Insurance - Multi - line (continued)
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	$156,000	$98,289

		237,037

Investment Companies — 0.1%
Xstrata Finance Canada, Ltd. Notes 6.90% due 11/15/37*	149,000	98,818

Multimedia — 0.1%
Thomson Reuters Corp. Company Guar. Notes 5.95% due 07/15/13	120,000	113,951

Oil Companies - Exploration & Production — 0.2%
Canadian Natural Resources, Ltd. Notes 6.25% due 03/15/38	50,000	36,980
EnCana Corp. Bonds 6.50% due 08/15/34	50,000	38,546
Nexen, Inc. Bonds 5.88% due 03/10/35	190,000	131,192

		206,718

Pipelines — 0.1%
Enbridge, Inc. Senior Notes 5.80% due 06/15/14	136,000	113,463

Property Trust — 0.1%
Westfield Capital Corp., Ltd./ WT Finance Austrailia Property, Ltd. Company Guar. Notes 4.38% due 11/15/10*	110,000	88,321

Special Purpose Entity — 0.3%
SMFG Preferred Capital, Ltd. Bonds 6.08% due 01/25/17*(5)(8)	453,000	313,698

Telecom Services — 0.1%
TELUS Corp. Notes 8.00% due 06/01/11	65,000	65,709

Telephone - Integrated — 0.6%
Telecom Italia Capital SA Company Guar. Notes 4.95% due 09/30/14	165,000	120,450
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11	375,000	330,000
Telefonica Emisones SAU Company Guar. Notes 6.42% due 06/20/16	270,000	243,150

		693,600

Transport - Marine — 0.2%
DP World, Ltd. Bonds 6.85% due 07/02/37*	379,000	202,567

Transport - Rail — 0.2%
Canadian National Railway Co. Notes 6.38% due 10/15/11	210,000	211,030

AIG Retirement Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Water — 0.1%
Veolia Environnement Notes 6.75% due 06/01/38#	$190,000	$150,044

Total Foreign Corporate Bonds & Notes
(cost $7,204,494)		5,601,126

U.S. GOVERNMENT AGENCIES — 39.8%
Federal Home Loan Bank — 1.0%
3.63% due 08/15/11#	750,000	769,866
5.50% due 07/01/37	370,566	376,236

		1,146,102

Federal Home Loan Mtg. Corp. — 22.6%
4.13% due 09/27/13#	500,000	522,257
5.00% due 11/15/28	1,145,000	1,161,289
5.00% due 09/15/31	1,475,000	1,490,520
5.00% due 10/01/33	22,643	22,816
5.00% due 06/01/34	483,647	486,907
5.00% due 10/15/34	2,025,000	1,990,252
5.00% due 07/01/35	414,145	416,808
5.00% due 10/01/35	2,108,115	2,121,668
5.00% due 05/01/36	3,323,822	3,344,150
5.00% due 11/01/36	201,820	203,055
5.50% due 11/01/18	478,136	487,678
5.50% due 06/15/31	887,000	906,438
5.50% due 10/01/33	29,512	30,009
5.50% due 02/01/35	919,498	933,855
5.50% due 07/01/36	1,978,135	2,008,712
5.50% due 09/01/37	100,931	102,476
5.50% due 10/01/37	113,040	114,769
5.50% due 01/01/38	1,323,901	1,344,365
5.50% due 07/01/38	451,485	458,394
5.81% due 01/01/37(5)	1,118,091	1,119,740
6.00% due 10/01/33	669,243	685,339
6.00% due 07/01/36	1,504,658	1,538,026
6.00% due 11/01/37	644,606	658,901
6.03% due 10/01/36(5)	1,730,752	1,753,128
6.50% due 02/01/33	90,923	94,160
6.50% due 02/01/35	51,474	53,146
6.50% due 01/01/36	185,683	191,278
6.50% due 03/01/36	341,114	351,393
7.00% due 11/01/16	48,375	50,802
7.00% due 07/01/32	25,040	26,071
7.50% due 04/01/31	124,790	132,157
8.00% due 01/01/29	12,118	12,837
8.00% due 12/01/29	8,994	9,525
8.00% due 12/01/30	34,275	36,289
8.00% due 01/01/31	268	284

		24,859,494

Federal National Mtg. Assoc. — 13.4%
4.50% due 11/01/22	2,287,290	2,292,497
5.00% due 05/11/17#	500,000	530,205
5.00% due 11/25/30	1,437,000	1,427,632
5.00% due 10/01/33	54,730	55,218
5.00% due 03/01/34	604,693	609,715
5.00% due 10/01/35	1,294,184	1,304,121
5.00% due 01/01/37	448,312	451,519
5.50% due 11/01/22	446,988	455,114
5.50% due 04/01/33	937,965	956,421
5.50% due 12/01/33	763,043	777,342
5.50% due 05/01/34	425,136	433,102
5.50% due 10/01/34	497,160	506,165
5.50% due 12/01/35	877,335	892,952
5.50% due 02/01/36(5)	380,176	386,180

Security Description	Principal Amount	Market Value (Note 2)

Federal National Mtg. Assoc. (continued)
6.00% due 03/01/16	$2,476	$2,539
6.00% due 12/01/16	57,482	58,956
6.00% due 11/01/17	154,765	158,635
6.00% due 12/01/20	451,101	462,660
6.00% due 12/01/33	524,663	537,610
6.00% due 10/01/36	244,800	250,420
6.50% due 03/01/17	90,622	93,329
6.50% due 08/01/31	50,807	52,657
6.50% due 07/01/32	344,355	356,250
6.50% due 07/01/36	314,289	323,476
6.50% due 10/01/37	1,172,284	1,206,300
7.00% due 09/01/31	209,637	219,679
7.50% due 08/01/15	938	980

		14,801,674

Government National Mtg. Assoc. — 2.8%
6.00% due 03/15/29	40,768	41,843
6.00% due 04/15/29	16,305	16,734
6.00% due 09/15/38	2,734,633	2,796,457
6.50% due 07/15/32	87,120	89,798
6.50% due 09/15/32	134,720	138,861

		3,083,693

Total U.S. Government Agencies
(cost $43,204,763)		43,890,963

U.S. GOVERNMENT TREASURIES — 17.6%
United States Treasury Bonds — 1.3%
4.38% due 02/15/38#	362,000	419,383
4.50% due 05/15/38#	98,000	115,938
4.75% due 02/15/37#	587,000	712,838
5.00% due 05/15/37#	159,000	200,365

		1,448,524

United States Treasury Notes — 16.3%
1.50% due 10/31/10	2,000,000	2,020,312
3.25% due 12/31/09#	4,500,000	4,620,587
3.38% due 07/31/13#	1,393,000	1,493,339
3.88% due 09/15/10	1,000,000	1,055,547
3.88% due 05/15/18#	1,459,000	1,574,922
4.00% due 08/15/18#	1,403,000	1,529,489
4.25% due 08/15/15	63,000	70,668
4.50% due 05/15/10#	1,610,000	1,695,782
4.50% due 02/28/11#	2,500,000	2,695,508
0.88% due 04/15/10TIPS#(13)	740,304	688,309
2.00% due 01/15/14TIPS#(13)	549,427	494,699

		17,939,162

Total U.S. Government Treasuries
(cost $18,834,471)		19,387,686

COMMON STOCK — 0.0%
Independent Power Producers — 0.0%
Mirant Corp.†# (cost $0)	217	3,737

Total Long - Term Investment Securities
(cost $114,817,262)		106,269,751

SHORT - TERM INVESTMENT SECURITIES — 8.0%
Collective Investment Pool — 8.0%
Securities Lending Quality Trust(11) (cost $9,187,637)	9,187,637	8,801,756

AIG Retirement Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

REPURCHASE AGREEMENT — 3.2%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 11/28/08, to be repurchased 12/01/08 in the amount of $3,543,003 and collateralized by Freddie Mac, bearing interest at 5.00%, due 02/21/09 and having an approximate value of $3,651,150 (Cost $3,543,000)	$3,543,000	$3,543,000

TOTAL INVESTMENTS
(cost $127,547,899)(12)	107.6%	118,614,507
Liabilities in excess of other assets	(7.6)	(8,402,958)

NET ASSETS —	100.0%	$110,211,549

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2008, the aggregate value of these securities was $6,671,949 representing 6.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan (See Note 2)
†	Non-income producing security
(1)	Commercial Mortgaged Backed Security
(2)	Collateralized Mortgage Obligation
(3)	Variable Rate Security — the rate reflected is as of November 30, 2008, maturity date reflects the stated maturity date.
(4)	Fair valued security; see Note 2
(5)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of November 30, 2008.
(6)	To the extent permitted by the Statement of Additional Information, the Capital Conservation Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2008, the Capital Conservation Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
ICO North America, Inc. 7.50% due 08/15/09	08/11/05	$32,000	$32,000	$14,400	$45.00	0.01%
Southern Energy, Inc. 7.90% due 07/15/09	01/10/06	175,000	0	0	0.00	0.00%

				$14,400		0.01%

(7)	Illiquid security. At November 30, 2008, the aggregate value of these securities was $14,400 representing 0.0% of net assets.
(8)	Perpetual maturity — maturity date reflects the next call date.
(9)	Company has filed Chapter 11 bankruptcy protection.
(10)	Bond in default
(11)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(12)	See Note 5 for cost of investments on a tax basis.
(13)	Principal amount of security is adjusted for inflation.
(14)	Income may be received in cash or additional shares at the discretion of the issuer.
TIPS	Treasury Inflation Protected Securities

See Notes to Financial Statements

AIG Retirement Company I Core Equity Fund

PORTFOLIO PROFILE — November 30, 2008 (Unaudited)

Industry Allocation*

Collective Investment Pool	20.2%
Oil Companies — Integrated	12.8
Medical — Drugs	7.3
Aerospace/Defense	4.4
Oil Companies — Exploration & Production	4.3
Medical Products	4.1
Electronic Components — Semiconductors	3.8
Computers	3.8
Telephone — Integrated	2.9
Food — Misc.	2.7
Enterprise Software/Service	2.6
Insurance — Property/Casualty	2.5
Diversified Banking Institutions	2.0
Multimedia	1.8
Retail — Discount	1.8
Pharmacy Services	1.7
Office Automation & Equipment	1.6
Cosmetics & Toiletries	1.6
Internet Security	1.6
Transport — Rail	1.6
Apparel Manufacturers	1.5
Medical — HMO	1.5
Retail — Apparel/Shoe	1.4
Oil-Field Services	1.4
Diversified Manufacturing Operations	1.2
Retail — Restaurants	1.2
Computers — Memory Devices	1.2
Medical — Biomedical/Gene	1.2
Insurance — Multi-line	1.2
Consumer Products — Misc.	1.1
Oil Refining & Marketing	1.1
Semiconductor Equipment	1.1
Semiconductor Components — Integrated Circuits	1.0
Electric — Integrated	1.0
Banks — Super Regional	0.9
Applications Software	0.9
Computer Services	0.8
Engines — Internal Combustion	0.8
Food — Retail	0.8
Steel — Producers	0.8
Retail — Auto Parts	0.8
Electronic Forms	0.8
Food — Wholesale/Distribution	0.8
Advertising Agencies	0.7
Toys	0.7
Building — Residential/Commercial	0.7
Machinery — Construction & Mining	0.7
Health Care Cost Containment	0.7
Electronic Design Automation	0.7
Transport — Marine	0.6
Medical Instruments	0.6
Oil & Gas Drilling	0.6
Retail — Major Department Stores	0.6
Banks — Fiduciary	0.6
Chemicals — Diversified	0.5
Machinery — Farming	0.5
Printing — Commercial	0.4
Metal — Aluminum	0.4
Coal	0.4
Independent Power Producers	0.3
Beverages — Non-alcoholic	0.3
Electronic Parts Distribution	0.3
Repurchase Agreements	0.2
Insurance — Life/Health	0.2
Engineering/R&D Services	0.2
Office Furnishings — Original	0.2
Networking Products	0.1
Containers — Metal/Glass	0.1

120.9%

*	Calculated as a percentage of net assets

AIG Retirement Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 100.5%
Advertising Agencies — 0.7%
Omnicom Group, Inc.#	53,000	$1,499,370

Aerospace/Defense — 4.4%
General Dynamics Corp.	31,000	1,601,770
Lockheed Martin Corp.	22,000	1,696,420
Northrop Grumman Corp.	55,900	2,289,105
Raytheon Co.	68,100	3,323,280

		8,910,575

Apparel Manufacturers — 1.5%
Coach, Inc.†	92,000	1,646,800
Polo Ralph Lauren Corp.#	34,000	1,468,800

		3,115,600

Applications Software — 0.9%
Microsoft Corp.	92,500	1,870,350

Banks - Fiduciary — 0.6%
The Bank of New York Mellon Corp.	38,851	1,173,689

Banks - Super Regional — 0.9%
Capital One Financial Corp.#	55,000	1,892,550

Beverages - Non-alcoholic — 0.3%
PepsiCo, Inc.	3,000	170,100
The Coca-Cola Co.	9,000	421,830

		591,930

Building - Residential/Commercial — 0.7%
M.D.C Holdings, Inc.#	47,000	1,457,000

Chemicals - Diversified — 0.5%
E.I. du Pont de Nemours & Co.	43,600	1,092,616

Coal — 0.4%
Peabody Energy Corp.	32,300	756,789

Computer Services — 0.8%
Accenture, Ltd., Class A	55,000	1,703,900

Computers — 3.8%
Hewlett-Packard Co.	116,500	4,110,120
International Business Machines Corp.	44,100	3,598,560

		7,708,680

Computers - Memory Devices — 1.2%
NetApp, Inc.†#	109,000	1,471,500
Western Digital Corp.†	80,000	976,000

		2,447,500

Consumer Products - Misc. — 1.1%
Clorox Co.#	8,100	479,196
Kimberly-Clark Corp.	32,100	1,855,059

		2,334,255

Containers - Metal/Glass — 0.1%
Crown Holdings, Inc.†	12,000	192,600

Cosmetics & Toiletries — 1.6%
Procter & Gamble Co.	30,000	1,930,500
The Estee Lauder Cos., Inc., Class A#	45,000	1,255,500

		3,186,000

Diversified Banking Institutions — 2.0%
Bank of America Corp.#	76,600	1,244,750
Citigroup, Inc.#	21,400	177,406
JPMorgan Chase & Co.	83,500	2,643,610

		4,065,766

Security Description	Shares	Market Value (Note 2)

Diversified Manufacturing Operations — 1.2%
General Electric Co.	86,400	$1,483,488
Honeywell International, Inc.	17,600	490,336
Tyco International, Ltd.	27,150	567,435

		2,541,259

Electric - Integrated — 1.0%
Dominion Resources, Inc.#	26,500	975,730
Southern Co.#	30,600	1,111,392

		2,087,122

Electronic Components - Semiconductors — 3.8%
Altera Corp.#	101,000	1,485,710
Broadcom Corp., Class A†#	99,000	1,515,690
Fairchild Semiconductor International, Inc.†#	128,300	511,917
Intel Corp.	63,100	870,780
LSI Corp.†#	399,600	1,070,928
Micron Technology, Inc.†#	312,500	856,250
Xilinx, Inc.#	93,000	1,521,480

		7,832,755

Electronic Design Automation — 0.7%
Synopsys, Inc.†	85,000	1,362,550

Electronic Forms — 0.8%
Adobe Systems, Inc.†	69,000	1,598,040

Electronic Parts Distribution — 0.3%
Arrow Electronics, Inc.†	37,000	510,600

Engineering/R&D Services — 0.2%
Fluor Corp.	10,000	455,400

Engines - Internal Combustion — 0.8%
Cummins, Inc.	66,000	1,688,280

Enterprise Software/Service — 2.6%
BMC Software, Inc.†	58,000	1,447,680
CA, Inc.	93,000	1,566,120
Oracle Corp.†	143,700	2,312,133

		5,325,933

Food - Misc. — 2.7%
General Mills, Inc.	29,600	1,869,832
Kraft Foods, Inc., Class A	70,916	1,929,624
Unilever NV	75,500	1,764,435

		5,563,891

Food - Retail — 0.8%
The Kroger Co.	60,000	1,659,600

Food - Wholesale/Distribution — 0.8%
Sysco Corp.	68,000	1,594,600

Health Care Cost Containment — 0.7%
McKesson Corp.	41,000	1,432,540

Independent Power Producers — 0.3%
NRG Energy, Inc.†#	28,000	663,320

Insurance - Life/Health — 0.2%
Prudential Financial, Inc.	21,300	462,210

Insurance - Multi-line — 1.2%
Allstate Corp.	61,000	1,551,840
Hartford Financial Services Group, Inc.#	900	7,605
MetLife, Inc.	29,600	851,296

		2,410,741

Insurance - Property/Casualty — 2.5%
Chubb Corp.#	7,000	359,520

AIG Retirement Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Insurance - Property/Casualty (continued)
The Travelers Cos., Inc.	107,100	$4,674,915

		5,034,435

Internet Security — 1.6%
McAfee, Inc.†	50,000	1,516,500
Symantec Corp.†#	137,000	1,648,110

		3,164,610

Machinery - Construction & Mining — 0.7%
Caterpillar, Inc.#	35,000	1,434,650

Machinery - Farming — 0.5%
Deere & Co.	27,700	964,237

Medical Instruments — 0.6%
St. Jude Medical, Inc.†	46,000	1,289,380

Medical Products — 4.1%
Baxter International, Inc.	26,600	1,407,140
Cardinal Health, Inc.#	23,000	747,960
Covidien, Ltd.	16,450	606,182
Johnson & Johnson	86,700	5,078,886
Varian Medical Systems, Inc.†#	11,000	443,960

		8,284,128

Medical - Biomedical/Gene — 1.2%
Amgen, Inc.†	44,000	2,443,760

Medical - Drugs — 7.3%
Bristol - Myers Squibb Co.	155,300	3,214,710
Eli Lilly & Co.	62,000	2,117,300
Merck & Co., Inc.	85,000	2,271,200
Pfizer, Inc.	251,800	4,137,074
Schering-Plough Corp.	96,900	1,628,889
Wyeth	40,600	1,462,006

		14,831,179

Medical - HMO — 1.5%
Aetna, Inc.	56,000	1,221,920
WellPoint, Inc.†	52,000	1,851,200

		3,073,120

Metal - Aluminum — 0.4%
Alcoa, Inc.#	83,900	902,764

Multimedia — 1.8%
The Walt Disney Co.†#	45,200	1,017,904
Time Warner, Inc.#	242,700	2,196,435
Viacom, Inc., Class B†	32,500	517,400

		3,731,739

Networking Products — 0.1%
Cisco Systems, Inc.†	14,000	231,560

Office Automation & Equipment — 1.6%
Xerox Corp.	463,700	3,241,263

Office Furnishings - Original — 0.2%
Steelcase, Inc., Class A#	69,000	445,050

Oil & Gas Drilling — 0.6%
ENSCO International, Inc.	38,000	1,231,580

Oil Companies - Exploration & Production — 4.3%
Anadarko Petroleum Corp.#	65,200	2,676,460
Apache Corp.	25,000	1,932,500
Devon Energy Corp.	26,000	1,880,840
Occidental Petroleum Corp.	42,000	2,273,880

		8,763,680

Security Description	Shares	Market Value (Note 2)

Oil Companies - Integrated — 12.8%
Chevron Corp.	71,000	$5,609,710
ConocoPhillips	55,000	2,888,600
Exxon Mobil Corp.	153,700	12,319,055
Hess Corp.	29,000	1,567,160
Marathon Oil Corp.	84,000	2,199,120
Murphy Oil Corp.#	34,000	1,497,700

		26,081,345

Oil Refining & Marketing — 1.1%
Sunoco, Inc.#	33,000	1,311,420
Valero Energy Corp.	50,000	917,500

		2,228,920

Oil-Field Services — 1.4%
BJ Services Co.#	107,200	1,285,328
Halliburton Co.	86,200	1,517,120

		2,802,448

Pharmacy Services — 1.7%
Express Scripts, Inc.†	27,000	1,552,770
Medco Health Solutions, Inc.†	43,000	1,806,000

		3,358,770

Printing - Commercial — 0.4%
R.R. Donnelley & Sons Co.	71,000	905,960

Retail - Apparel/Shoe — 1.4%
Ross Stores, Inc.#	51,000	1,351,500
The Gap, Inc.	115,000	1,497,300

		2,848,800

Retail - Auto Parts — 0.8%
AutoZone, Inc.†#	15,000	1,638,300

Retail - Discount — 1.8%
Big Lots, Inc.†#	3,000	52,560
Wal-Mart Stores, Inc.#	63,000	3,520,440

		3,573,000

Retail - Major Department Stores — 0.6%
TJX Cos., Inc.	53,000	1,209,460

Retail - Restaurants — 1.2%
McDonald’s Corp.	42,000	2,467,500

Semiconductor Components - Integrated Circuits — 1.0%
Analog Devices, Inc.	67,700	1,157,670
Integrated Device Technology, Inc.†	185,000	956,450

		2,114,120

Semiconductor Equipment — 1.1%
KLA-Tencor Corp.#	55,000	1,034,550
Novellus Systems, Inc.†#	96,000	1,189,440

		2,223,990

Steel - Producers — 0.8%
United States Steel Corp.#	54,000	1,641,600

Telecom Services — 0.0%
Fairpoint Communications, Inc.#	967	3,385

Telephone - Integrated — 2.9%
AT&T, Inc.	106,000	3,027,360
Qwest Communications International, Inc.#	437,100	1,398,720
Verizon Communications, Inc.#	46,100	1,505,165

		5,931,245

Toys — 0.7%
Hasbro, Inc.#	55,000	1,474,000

AIG Retirement Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares/ Principal Amount	Market Value (Note 2)

COMMON STOCK (continued)
Transport - Marine — 0.6%
Tidewater, Inc.#	33,000	$1,302,840

Transport - Rail — 1.6%
CSX Corp.	45,000	1,675,800
Norfolk Southern Corp.	30,000	1,484,100

		3,159,900

Total Long-Term Investment Securities
(cost $286,794,065)		205,220,729

SHORT-TERM INVESTMENT SECURITIES — 20.2%
Collective Investment Pool — 20.2%
Securities Lending Quality Trust(1) (cost $42,985,864)	42,985,864	41,180,458

REPURCHASE AGREEMENTS — 0.2%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 11/28/08, to be repurchased 12/01/08 in the amount of $368,000 and collateralized by Federal Home Loan Bank Notes, bearing interest at 4.38%, due 09/17/10 and having an approximate value of $383,986	$368,000	368,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 11/28/08, to be repurchased 12/01/08 in the amount of $114,000 and collateralized by Federal Home Loan Bank Notes, bearing interest at 4.38%, due 09/17/10 and having an approximate value of $119,347	114,000	114,000

Total Repurchase Agreements
(cost $482,000)		482,000

TOTAL INVESTMENTS
(cost $330,261,929)(2)	120.9%	246,883,187
Liabilities in excess of other assets	(20.9)	(42,718,495)

NET ASSETS —	100.0%	$204,164,692

#	The security or a portion thereof is out on loan (See Note 2)
†	Non-income producing security
(1)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(2)	See Note 5 for cost of investments on a tax basis.

See Notes to Financial Statements

AIG Retirement Company I Core Value Fund

PORTFOLIO PROFILE — November 30, 2008 (Unaudited)

Industry Allocation*

Oil Companies — Integrated	14.6%
Medical — Drugs	6.7
Telephone — Integrated	6.4
Diversified Banking Institutions	6.0
Diversified Manufacturing Operations	4.5
Medical Products	3.7
Computers	3.3
Banks — Super Regional	3.0
Electric — Integrated	2.8
Aerospace/Defense	2.3
Oil Companies — Exploration & Production	2.0
Tobacco	2.0
Retail — Discount	1.7
Medical — Biomedical/Gene	1.6
Multimedia	1.5
Beverages — Non-alcoholic	1.5
Insurance — Multi-line	1.4
Time Deposits	1.4
Food — Misc.	1.4
Retail-Restaurants	1.3
Applications Software	1.2
Chemicals — Diversified	1.2
Electronic Components-Semiconductors	1.2
Banks — Fiduciary	1.2
Cosmetics & Toiletries	1.1
Computer Services	1.1
Finance — Investment Banker/Broker	1.1
Consumer Products — Misc.	1.0
Food — Retail	0.9
Insurance — Property/Casualty	0.9
Machinery — Construction & Mining	0.7
Retail — Apparel/Shoe	0.7
Networking Products	0.6
Toys	0.6
Steel — Producers	0.5
Office Automation & Equipment	0.5
Insurance — Reinsurance	0.5
Commercial Services — Finance	0.5
Retail — Consumer Electronics	0.5
Retail — Building Products	0.4
Transport — Rail	0.4
Agricultural Operations	0.4
Banks — Commercial	0.4
Retail — Drug Store	0.4
Retail — Regional Department Stores	0.4
Printing — Commercial	0.4
Real Estate Investment Trusts	0.4
Television	0.4
Enterprise Software/Service	0.4
Medical — HMO	0.4
Oil Refining & Marketing	0.4
Non-Hazardous Waste Disposal	0.4
Cable TV	0.4
Home Decoration Products	0.4
Apparel Manufacturers	0.4
Retail — Office Supplies	0.3
Forestry	0.3
Independent Power Producers	0.3
Engineering/R&D Services	0.3
Insurance — Life/Health	0.3
Medical Instruments	0.3
Medical Labs & Testing Services	0.3
Investment Management/Advisor Services	0.3
Gas — Distribution	0.3
Computers — Periphery Equipment	0.3
Internet Security	0.3
Brewery	0.3
Oil Field Machinery & Equipment	0.2
Finance — Credit Card	0.2

Telecom Services	0.2
Office Supplies & Forms	0.2
Computers — Memory Devices	0.2
Building — Residential/Commercial	0.2
Wireless Equipment	0.2
Beverages— Wine/Spirits	0.2
Data Processing/Management	0.2
Electric Products — Misc.	0.2
Publishing — Newspapers	0.2
Electronic Components — Misc.	0.2
Metal — Diversified	0.2
Semiconductor Equipment	0.2
Metal — Copper	0.1
Food — Confectionery	0.1
Paper & Related Products	0.1
Finance — Other Services	0.1
Agricultural Chemicals	0.1
E-Commerce/Services	0.1
Sector Fund—Financial Services	0.1
Transport — Marine	0.1
Rental Auto/Equipment	0.1
Oil & Gas Drilling	0.1
Human Resources	0.1
Pharmacy Services	0.1
Steel Pipe & Tube	0.1
Chemicals — Specialty	0.1
Savings & Loans/Thrifts	0.1
Leisure Products	0.1
Transport — Truck	0.1

99.6%

*	Calculated as a percentage of net assets

AIG Retirement Company I Core Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 98.0%
Aerospace/Defense — 2.3%
Boeing Co.	11,165	$475,964
General Dynamics Corp.	2,033	105,045
Lockheed Martin Corp.	8,073	622,509
Northrop Grumman Corp.	28,220	1,155,609
Raytheon Co.	1,359	66,319

		2,425,446

Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	1,174	61,787
Terra Industries, Inc.	2,970	43,689

		105,476

Agricultural Operations — 0.4%
Archer - Daniels - Midland Co.	3,913	107,138
Bunge, Ltd.	8,292	352,078

		459,216

Airlines — 0.0%
Southwest Airlines Co.	4,795	41,477

Apparel Manufacturers — 0.4%
VF Corp.	7,105	371,520

Applications Software — 1.2%
Microsoft Corp.†	65,433	1,323,055

Audio/Video Products — 0.0%
Harman International Industries, Inc.	1,143	17,202

Banks - Commercial — 0.4%
BB&T Corp.	1,646	49,331
Cullen/Frost Bankers, Inc.	883	47,867
International Bancshares Corp.	4,295	100,932
Regions Financial Corp.	861	8,774
Royal Bank of Canada	4,049	131,754
Zions Bancorp.	3,583	114,262

		452,920

Banks - Fiduciary — 1.2%
Northern Trust Corp.	2,976	136,569
State Street Corp.	5,316	223,857
The Bank of New York Mellon Corp.	29,797	900,167

		1,260,593

Banks - Super Regional — 3.0%
Capital One Financial Corp.	5,763	198,305
Fifth Third Bancorp	3,037	29,034
National City Corp.	44,900	90,249
PNC Financial Services Group, Inc.	1,238	65,329
SunTrust Banks, Inc.	3,000	95,190
US Bancorp	35,670	962,376
Wells Fargo & Co.	60,629	1,751,572

		3,192,055

Beverages - Non-alcoholic — 1.5%
Coca-Cola Enterprises, Inc.	13,986	128,391
Dr. Pepper Snapple Group, Inc.†	2,450	39,543
Hansen Natural Corp.†	1,428	42,483
Pepsi Bottling Group, Inc.	22,484	406,736
PepsiCo, Inc.	760	43,092
The Coca - Cola Co.	19,757	926,011

		1,586,256

Beverages - Wine/Spirits — 0.2%
Constellation Brands, Inc., Class A†	15,905	202,948

Brewery — 0.3%
Molson Coors Brewing Co., Class B	6,069	269,888

Security Description	Shares	Market Value (Note 2)

Building Products - Wood — 0.0%
Masco Corp.	3,764	$36,059

Building - Heavy Construction — 0.0%
Perini Corp.†	1,504	28,802

Building - Residential/Commercial — 0.2%
NVR, Inc.†	552	239,706

Cable TV — 0.4%
Comcast Corp., Class A	21,798	377,977

Chemicals - Diversified — 1.2%
E.I. du Pont de Nemours & Co.	32,451	813,222
PPG Industries, Inc. Senior Notes	10,600	465,552
The Dow Chemical Co.	716	13,282

		1,292,056

Chemicals - Specialty — 0.1%
Ashland, Inc.	2,966	28,325
Methanex Corp.	3,107	33,028

		61,353

Coal — 0.0%
Walter Industries, Inc.	27	493

Commercial Services - Finance — 0.5%
H&R Block, Inc.	22,000	420,860
Mastercard, Inc., Class A	543	78,898

		499,758

Computer Services — 1.1%
Accenture, Ltd., Class A	21,237	657,922
Computer Sciences Corp.†	19,458	542,100

		1,200,022

Computers — 3.3%
Apple, Inc.†	575	53,285
Hewlett - Packard Co.	46,476	1,639,673
International Business Machines Corp.	22,569	1,841,631

		3,534,589

Computers - Memory Devices — 0.2%
EMC Corp.†	6,930	73,250
Western Digital Corp.†	14,598	178,096

		251,346

Computers - Periphery Equipment — 0.3%
Lexmark International, Inc., Class A†	10,551	276,225

Consumer Products - Misc. — 1.0%
Clorox Co.	2,646	156,538
Kimberly - Clark Corp.	14,608	844,196
Tupperware Brands Corp.	1,197	23,545

		1,024,279

Cosmetics & Toiletries — 1.1%
Colgate - Palmolive Co.	691	44,964
Procter & Gamble Co.	18,221	1,172,521

		1,217,485

Data Processing/Management — 0.2%
Fiserv, Inc.†	5,900	201,426

Distribution/Wholesale — 0.0%
Fastenal Co.	540	20,795

Diversified Banking Institutions — 6.0%
Bank of America Corp.	91,062	1,479,757
Citigroup, Inc.	138,787	1,150,544
JPMorgan Chase & Co.	77,882	2,465,744

AIG Retirement Company I Core Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Diversified Banking Institutions (continued)
Morgan Stanley	33,797	$498,506
The Goldman Sachs Group, Inc.	9,924	783,897

		6,378,448

Diversified Manufacturing Operations — 4.5%
3M Co.	1,688	112,978
Dover Corp.	12,346	368,281
General Electric Co.	197,684	3,394,234
Honeywell International, Inc.	1,362	37,945
Ingersoll - Rand Co., Ltd., Class A	16,800	263,424
Parker Hannifin Corp.	10,021	411,663
Tyco International, Ltd.	8,700	181,830

		4,770,355

E - Commerce/Services — 0.1%
IAC/InterActive Corp.†	7,039	104,107

Electric Products - Misc. — 0.2%
Emerson Electric Co.	5,601	201,020

Electric - Integrated — 2.8%
Duke Energy Corp.	1,183	18,407
Edison International	17,459	583,131
Entergy Corp.	843	71,739
Exelon Corp.	15,500	871,255
FPL Group, Inc.	10,931	532,996
PPL Corp.	20,400	691,356
Progress Energy, Inc.	2,684	106,528
Public Service Enterprise Group, Inc.	3,416	105,554

		2,980,966

Electronic Components - Misc. — 0.2%
Celestica, Inc.†	34,573	172,519

Electronic Components - Semiconductors — 1.2%
Amkor Technology, Inc.†	47,476	104,447
Broadcom Corp., Class A†	3,903	59,755
Intel Corp.	54,502	752,128
LSI Corp.†	53,795	144,171
Microchip Technology, Inc.	1,609	29,766
QLogic Corp.†	4,124	43,797
Texas Instruments, Inc.	6,700	104,319
Xilinx, Inc.	3,026	49,505

		1,287,888

Engineering/R&D Services — 0.3%
EMCOR Group, Inc.†	16,596	261,719
Fluor Corp.	1,248	56,834
Jacobs Engineering Group, Inc.†	71	3,179

		321,732

Enterprise Software/Service — 0.4%
Oracle Corp.†	17,600	283,184
Sybase, Inc.†	4,602	113,393

		396,577

Finance - Credit Card — 0.2%
Discover Financial Services	25,437	260,221

Finance - Investment Banker/Broker — 1.1%
Merrill Lynch & Co., Inc.	44,078	582,711
Raymond James Financial, Inc.	8,934	196,280
The Charles Schwab Corp.	19,086	349,847

		1,128,838

Finance - Other Services — 0.1%
NYSE Euronext	4,553	108,407

Security Description	Shares	Market Value (Note 2)

Financial Guarantee Insurance — 0.0%
MGIC Investment Corp.	15,600	$42,432

Food - Confectionery — 0.1%
The J.M. Smucker Co.	3,214	145,819

Food - Meat Products — 0.0%
Tyson Foods, Inc., Class A	5,286	35,469

Food - Misc. — 1.4%
Corn Products International, Inc.	3,349	91,763
General Mills, Inc.	12,534	791,773
H.J. Heinz Co.	443	17,206
Kellogg Co.	888	38,566
Kraft Foods, Inc., Class A	5,401	146,961
Unilever NV	17,900	418,323

		1,504,592

Food - Retail — 0.9%
Safeway, Inc.	7,909	172,416
SUPERVALU, Inc.	1,990	23,701
The Kroger Co.	26,078	721,318

		917,435

Forestry — 0.3%
Weyerhaeuser Co.	9,500	357,390

Gas - Distribution — 0.3%
Nicor, Inc.	6,822	278,201

Home Decoration Products — 0.4%
Newell Rubbermaid, Inc.	28,100	375,416

Human Resources — 0.1%
Robert Half International, Inc.	3,700	77,293

Independent Power Producers — 0.3%
NRG Energy, Inc.†	7,200	170,568
Reliant Energy, Inc.†	28,836	165,519

		336,087

Insurance - Life/Health — 0.3%
Lincoln National Corp.	363	4,984
Principal Financial Group, Inc.	1,405	19,403
Torchmark Corp.	7,600	274,740
Unum Group	1,282	19,102

		318,229

Insurance - Multi-line — 1.4%
ACE, Ltd.	12,048	629,508
Allstate Corp.	19,100	485,904
American Financial Group, Inc.	5,760	118,022
Genworth Financial, Inc., Class A	6,010	8,715
Hartford Financial Services Group, Inc.	7,800	65,910
Loews Corp.	8,120	222,407

		1,530,466

Insurance - Property/Casualty — 0.9%
Arch Capital Group, Ltd.†	1,747	118,429
The Travelers Cos., Inc.	18,125	791,156

		909,585

Insurance - Reinsurance — 0.5%
Aspen Insurance Holdings, Ltd.	20,443	376,764
Axis Capital Holdings, Ltd.	6,106	154,543
Endurance Specialty Holdings, Ltd.	338	9,099

		540,406

Internet Security — 0.3%
Symantec Corp.†	22,942	275,992

AIG Retirement Company I Core Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Investment Companies — 0.0%
American Capital, Ltd.	1,130	$4,791

Investment Management/Advisor Services — 0.2%
BlackRock, Inc.	450	56,570
Federated Investors, Inc., Class B	306	6,074
Janus Capital Group, Inc.	5,611	45,730
Legg Mason, Inc.	4,800	86,496
T. Rowe Price Group, Inc.	1,507	51,554

		246,424

Leisure Products — 0.1%
WMS Industries, Inc.†	2,216	54,624

Machinery - Construction & Mining — 0.7%
Caterpillar, Inc.	18,806	770,858

Medical Instruments — 0.3%
Medtronic, Inc.	10,300	314,356

Medical Labs & Testing Services — 0.3%
Quest Diagnostics, Inc.	6,600	307,362

Medical Products — 3.7%
Baxter International, Inc.	6,622	350,304
Becton Dickinson & Co.	7,589	482,129
Johnson & Johnson	53,005	3,105,033

		3,937,466

Medical - Biomedical/Gene — 1.6%
Amgen, Inc.†	29,704	1,649,760
Life Technologies Corp.†	3,924	102,417

		1,752,177

Medical - Drugs — 6.7%
Abbott Laboratories	10,000	523,900
Bristol-Myers Squibb Co.	26,130	540,891
Cephalon, Inc.†	3,022	222,057
Eli Lilly & Co.	36,872	1,259,179
King Pharmaceuticals, Inc.†	1,677	16,116
Merck & Co., Inc.	26,800	716,096
Pfizer, Inc.	189,954	3,120,944
Wyeth	21,411	771,010

		7,170,193

Medical - HMO — 0.4%
AMERIGROUP Corp.†	13,901	341,408
WellPoint, Inc.†	1,331	47,384

		388,792

Metal - Copper — 0.1%
Southern Copper Corp.	10,865	149,502

Metal - Diversified — 0.2%
Freeport - McMoRan Copper & Gold, Inc.	7,123	170,881

Multimedia — 1.5%
The Walt Disney Co.	28,765	647,788
Time Warner, Inc.	72,800	658,840
Viacom, Inc., Class B†	21,000	334,320

		1,640,948

Networking Products — 0.6%
Cisco Systems, Inc.†	38,395	635,053

Non-Hazardous Waste Disposal — 0.4%
Allied Waste Industries, Inc.†	1,054	11,320
Waste Management, Inc.	12,600	367,920

		379,240

Security Description	Shares	Market Value (Note 2)

Office Automation & Equipment — 0.5%
Pitney Bowes, Inc.	4,500	$111,195
Xerox Corp.	62,470	436,665

		547,860

Office Supplies & Forms — 0.2%
Avery Dennison Corp.	8,100	251,910

Oil & Gas Drilling — 0.1%
Patterson - UTI Energy, Inc.	6,634	82,859

Oil Companies - Exploration & Production — 2.0%
Apache Corp.	5,813	449,345
Devon Energy Corp.	6,374	461,095
McMoRan Exploration Co.†	6,788	76,365
Occidental Petroleum Corp.	17,365	940,141
Stone Energy Corp.†	4,029	66,962
W&T Offshore, Inc.	12,495	174,930

		2,168,838

Oil Companies - Integrated — 14.6%
Chevron Corp.	60,461	4,777,023
ConocoPhillips	52,138	2,738,288
Exxon Mobil Corp.	83,145	6,664,072
Hess Corp.	1,997	107,918
Royal Dutch Shell PLC ADR	24,200	1,293,490

		15,580,791

Oil Field Machinery & Equipment — 0.2%
National - Oilwell Varco, Inc.†	9,300	263,097

Oil Refining & Marketing — 0.4%
Sunoco, Inc.	1,701	67,598
Valero Energy Corp.	17,120	314,152

		381,750

Oil - Field Services — 0.0%
Oil States International, Inc.†	1,973	42,262

Paper & Related Products — 0.1%
International Paper Co.	10,016	124,699

Pharmacy Services — 0.1%
Express Scripts, Inc.†	1,251	71,945

Printing - Commercial — 0.4%
R.R. Donnelley & Sons Co.	33,410	426,312

Publishing - Newspapers — 0.2%
Gannett Co., Inc.	20,972	182,666

Real Estate Investment Trusts — 0.4%
Boston Properties, Inc.	431	23,015
CBL & Associates Properties, Inc.	1,680	6,838
Developers Diversified Realty Corp.	7,200	34,560
Equity Residential	711	21,636
Hospitality Properties Trust	12,690	145,427
Host Hotels & Resorts, Inc.	10,788	81,126
HRPT Properties Trust	11,029	30,440
Public Storage	386	26,978
Simon Property Group, Inc.	465	22,087
Vornado Realty Trust	434	23,197

		415,304

Rental Auto/Equipment — 0.1%
Rent - A - Center, Inc.†	5,613	92,109

Retail - Apparel/Shoe — 0.7%
The Gap, Inc.	58,930	767,269

Retail - Building Products — 0.4%
Home Depot, Inc.	20,300	469,133

AIG Retirement Company I Core Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Retail - Consumer Electronics — 0.5%
Best Buy Co., Inc.	14,812	$306,756
RadioShack Corp.	18,336	180,610

		487,366

Retail - Discount — 1.7%
BJ’s Wholesale Club, Inc.†	1,601	57,284
Dollar Tree, Inc.†	554	23,467
Family Dollar Stores, Inc.	6,392	177,570
Wal - Mart Stores, Inc.	27,776	1,552,123

		1,810,444

Retail - Drug Store — 0.4%
Walgreen Co.	18,291	452,519

Retail - Office Supplies — 0.3%
Staples, Inc.	21,100	366,296

Retail - Regional Department Stores — 0.4%
Kohl’s Corp.†	10,300	336,398
Macy’s, Inc.	14,103	104,644

		441,042

Retail - Restaurants — 1.3%
Darden Restaurants, Inc.	6,600	120,714
McDonald’s Corp.	19,666	1,155,378
Starbucks Corp.†	12,400	110,732

		1,386,824

Savings & Loans/Thrifts — 0.1%
New York Community Bancorp, Inc.	4,410	57,551

Semiconductor Equipment — 0.2%
Applied Materials, Inc.	16,700	159,986

Soap & Cleaning Preparation — 0.0%
Church & Dwight Co., Inc.	506	30,077

Steel Pipe & Tube — 0.1%
Mueller Water Products, Inc., Class A	10,464	64,458

Steel - Producers — 0.5%
Nucor Corp.	13,378	477,327
Reliance Steel & Aluminum Co.	460	9,485
United States Steel Corp.	3,105	94,392

		581,204

Telecom Services — 0.2%
Embarq Corp.	7,931	258,868

Telephone - Integrated — 6.4%
AT&T, Inc.(1)	129,132	3,688,010
CenturyTel, Inc.	2,337	62,071
Qwest Communications International, Inc.	46,207	147,862
Sprint Nextel Corp.†	40,800	113,832
Verizon Communications, Inc.	84,577	2,761,439
Windstream Corp.	1,148	10,171

		6,783,385

Television — 0.4%
CBS Corp., Class B	61,781	411,461

Tobacco — 2.0%
Altria Group, Inc.	59,983	964,527
Lorillard, Inc.	9,670	584,358
Philip Morris International, Inc.	2,443	102,997
Reynolds American, Inc.	8,691	357,026
Universal Corp.	2,169	69,343

		2,078,251

Security Description	Shares/ Principal Amount	Market Value (Note 2)

Tools - Hand Held — 0.0%
Snap - On, Inc.	962	$34,680

Toys — 0.6%
Hasbro, Inc.	22,318	598,123

Transport - Marine — 0.1%
Frontline, Ltd.	3,437	101,529

Transport - Rail — 0.4%
CSX Corp.	4,426	164,824
Norfolk Southern Corp.	3,958	195,802
Union Pacific Corp.	2,082	104,184

		464,810

Transport - Truck — 0.1%
Con - way, Inc.	360	10,069
YRC Worldwide, Inc.†	10,900	43,382

		53,451

Wireless Equipment — 0.2%
Motorola, Inc.	51,175	220,564

Total Common Stock
(cost $146,223,944)		104,360,673

PREFERRED STOCK — 0.1%
Investment Management/Advisor Services — 0.1%
Legg Mason, Inc. 7%
(cost $54,748)	2,900	53,273

EXCHANGE TRADED FUNDS — 0.1%
Sector Fund - Financial Services — 0.1%
Financial Select Sector SPDR Fund
(cost $166,392)	8,233	103,818

Total Long-Term Investment Securities
(cost $146,445,084)		104,517,764

SHORT-TERM INVESTMENT SECURITIES — 1.4%
Time Deposits — 1.4%
Euro Time Deposit with State Street Bank & Trust Co. 0.10% due 12/01/08 (cost $1,523,000)	$1,523,000	1,523,000

TOTAL INVESTMENTS
(cost $147,968,084)(2)	99.6%	106,040,764
Other assets less liabilities	0.4	436,170

NET ASSETS —	100.0%	$106,476,934

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

See Notes to Financial Statements

AIG Retirement Company I Core Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Open Futures Contracts
Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of November 30, 2008	Unrealized Appreciation (Depreciation)
29 Long	E-mini S&P 500 Index	December 2008	$1,582,978	$1,298,185	$(284,793)

See Notes to Financial Statements

AIG Retirement Company I Foreign Value Fund

PORTFOLIO PROFILE — November 30, 2008 (Unaudited)

Industry Allocation*

Collective Investment Pool	14.7%
Medical — Drugs	8.8
Oil Companies — Integrated	8.6
Banks — Commercial	6.8
Insurance — Multi-line	4.9
Telecom Services	4.8
Telephone — Integrated	4.7
U.S. Government Agencies	3.6
Cellular Telecom	3.3
Multimedia	2.9
Human Resources	2.8
Electronic Components — Semiconductors	2.7
Semiconductor Components — Integrated Circuits	2.7
Diversified Financial Services	2.1
Television	1.8
Auto — Cars/Light Trucks	1.8
Retail — Building Products	1.8
Paper & Related Products	1.7
Oil Companies — Exploration & Production	1.7
Diversified Manufacturing Operations	1.7
Athletic Footwear	1.5
Retail — Automobile	1.5
Computers — Periphery Equipment	1.4
Applications Software	1.4
Building — Heavy Construction	1.3
Wireless Equipment	1.3
Enterprise Software/Service	1.2
Publishing — Books	1.2
Transport — Services	1.1
Real Estate Operations & Development	1.1
Photo Equipment & Supplies	1.0
Retail — Misc./Diversified	0.9
Insurance — Life/Health	0.9
Auto/Truck Parts & Equipment — Original	0.9
Insurance — Reinsurance	0.9
Building — Residential/Commercial	0.9
Electronic Components — Misc.	0.8
Computers	0.8
Food — Misc.	0.8
Investment Companies	0.8
Oil Refining & Marketing	0.8
Diversified Operations	0.8
Diversified Minerals	0.7
Retail — Major Department Stores	0.7
Retail — Restaurants	0.7
Security Services	0.6
Coal	0.5
Finance — Investment Banker/Broker	0.5
Food — Wholesale/Distribution	0.5
Finance — Consumer Loans	0.5
Machinery — Pumps	0.4
Medical — Wholesale Drug Distribution	0.4
Apparel Manufacturers	0.4
Aerospace/Defense	0.4
Building Products — Air & Heating	0.3
Power Converter/Supply Equipment	0.2
Rubber — Tires	0.2
Audio/Video Products	0.2
Metal — Aluminum	0.1

114.5%

Country Allocation*

United Kingdom	22.6%
United States	18.3
France	10.0
Japan	8.3
Taiwan	7.9
Germany	5.6
Netherlands	5.3
Switzerland	4.4
Italy	3.6
South Korea	3.5
Hong Kong	3.4
Singapore	2.7
Spain	2.1
Norway	1.8
Finland	1.7
India	1.6
Sweden	1.6
Israel	1.4
South Africa	1.4
China	1.4
Russia	1.4
Brazil	1.1
Austria	1.0
Australia	0.9
Turkey	0.7
Canada	0.6
Thailand	0.2

114.5%

*	Calculated as a percentage of net assets

AIG Retirement Company I Foreign Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited)

Security Description	Shares	Market Value (Note 2)(4)

COMMON STOCK — 95.5%
Australia — 0.9%
Alumina, Ltd.#	722,153	$605,428
Goodman Fielder, Ltd.	5,034,421	4,454,152

		5,059,580

Austria — 1.0%
Telekom Austria AG	395,340	5,293,303

Brazil — 0.4%
Empressa Brasileira de Aeronautica SA ADR#	134,612	2,090,524

Canada — 0.6%
Biovail Corp.	372,030	3,265,269

Cayman Islands — 0.0%
Focus Media Holding, Ltd. ADR†#	900	6,723

China — 1.4%
China Shenhua Energy Co., Ltd.	1,558,238	2,875,019
China Telecom Corp., Ltd.	12,119,823	4,606,715

		7,481,734

Finland — 1.7%
UPM - Kymmene Oyj	646,988	9,330,987

France — 10.0%
AXA SA	390,240	7,469,352
France Telecom SA	296,615	7,654,744
Sanofi - Aventis#	329,630	18,284,391
Thomson†#	885,290	944,304
Total SA	162,850	8,543,852
Vinci SA	55,454	2,242,267
Vivendi	299,580	8,490,176

		53,629,086

Germany — 5.6%
Bayerische Motoren Werke AG#	120,480	3,035,370
Celesio AG	85,240	2,173,039
Deutsche Post AG	418,310	6,028,863
Infineon Technologies AG†#	1,473,030	3,498,162
SAP AG	190,740	6,552,736
Siemens AG	147,695	8,904,455

		30,192,625

Hong Kong — 3.4%
Cheung Kong Holdings, Ltd.	564,488	5,273,290
Hang Lung Group, Ltd.	143,573	470,243
Hutchison Whampoa, Ltd.	802,341	3,999,773
Yue Yuen Industrial Holdings, Ltd.	4,541,672	8,250,068

		17,993,374

India — 1.6%
Gail India, Ltd. GDR†*	177,868	4,500,060
Reliance Industries, Ltd. GDR*	89,790	4,124,335

		8,624,395

Israel — 1.4%
Check Point Software Technologies, Ltd.†	370,390	7,633,738

Italy — 3.6%
Autogrill SpA#	460,460	3,460,084
ENI SpA	406,473	9,219,838
UniCredit SpA#	2,939,132	6,755,351

		19,435,273

Japan — 8.3%
Ebara Corp.#	1,221,000	2,314,903
Mitsubishi UFJ Financial Group, Inc.#	998,300	5,458,696
NGK Spark Plug Co., Ltd.#	443,000	3,714,594
NOK Corp.#	134,200	1,012,403

Security Description	Shares	Market Value (Note 2)(4)

Japan (continued)
Olympus Corp.#	259,000	$5,374,899
Shinsei Bank, Ltd.#	2,098,637	3,363,209
Sumitomo Mitsui Financial Group, Inc.#	1,001	3,672,884
Sumitomo Rubber Industries, Inc.#	118,500	1,081,855
Takeda Pharmaceutical Co., Ltd.	109,254	5,279,827
Toyota Motor Corp.	170,500	5,366,928
USS Co., Ltd.	124,250	7,815,650

		44,455,848

Netherlands — 5.3%
ING Groep NV	1,543,610	12,960,714
Koninklijke Philips Electronics NV	111,750	1,822,659
Randstad Holding NV#	250,990	4,702,320
Reed Elsevier NV	459,160	5,395,616
USG People NV	301,530	3,335,773

		28,217,082

Norway — 1.8%
Aker Solutions ASA	855,650	4,941,912
Telenor ASA#	837,918	4,539,727

		9,481,639

Russia — 1.4%
Mobile Telesystems OJSC ADR	90,542	2,683,665
OAO Gazprom ADR (OTC US)#	147,800	2,556,940
OAO Gazprom ADR (London)	126,800	2,226,501

		7,467,106

Singapore — 2.7%
Flextronics International, Ltd.†#	1,148,720	2,688,005
Singapore Telecommunications, Ltd.	3,825,999	6,424,854
United Overseas Bank, Ltd.	620,387	5,382,806

		14,495,665

South Africa — 1.4%
African Bank Investments, Ltd.	957,920	2,589,711
Foschini, Ltd.	474,115	2,008,941
Massmart Holdings, Ltd.	365,443	2,889,328

		7,487,980

South Korea — 3.5%
Hana Financial Group, Inc.	220,580	2,637,103
KB Financial Group, Inc.†	146,837	3,018,705
KT Corp. ADR	176,477	2,001,249
Samsung Electronics Co., Ltd.	33,866	11,201,716

		18,858,773

Spain — 2.1%
Gamesa Corp. Tecnologica SA	65,529	1,102,076
Telefonica SA	495,904	10,067,372
Telefonica SA ADR	279	17,030

		11,186,478

Sweden — 1.6%
Husqvarna AB, Class A	29	159
Niscayah Group AB#	1,261,925	1,256,169
Telefonaktiebolaget LM Ericsson, Class B#	996,680	7,088,822

		8,345,150

Switzerland — 4.4%
Adecco SA	233,970	6,941,936
Novartis AG	193,840	9,062,225
Swiss Reinsurance#	114,730	4,726,260
UBS AG†	212,579	2,678,406

		23,408,827

AIG Retirement Company I Foreign Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares/ Principal Amount	Market Value (Note 2)(4)

COMMON STOCK (continued)
Taiwan — 7.9%
Chunghwa Telecom Co., Ltd. ADR#	636,466	$9,954,329
Compal Electronics, Inc.	8,621,895	4,485,080
Lite - On Technology Corp.	10,902,015	7,731,559
Mega Financial Holding Co., Ltd.	18,343,000	5,659,624
Taiwan Semiconductor Manufacturing Co., Ltd.	11,909,069	14,698,359

		42,528,951

Thailand — 0.2%
Krung Thai Bank PCL(1)	11,650,100	1,083,883

Turkey — 0.7%
Turkcell Iletisim Hizmet AS ADR#	274,500	3,782,610

United Kingdom — 22.6%
Aviva PLC	924,468	5,738,093
BP PLC	1,790,792	14,525,957
BP PLC ADR	180	8,764
British Sky Broadcasting Group PLC	1,437,470	9,818,607
Burberry Group PLC	657,675	2,097,807
G4S PLC	938,920	2,950,971
GlaxoSmithKline PLC	643,471	11,168,101
HSBC Holdings PLC	810,775	8,712,999
Invesco, Ltd.	329,744	4,138,287
Kingfisher PLC	5,116,465	9,412,089
Marks & Spencer Group PLC	1,051,690	3,680,773
Old Mutual PLC	5,639,463	4,775,478
Pearson PLC	762,307	7,322,502
Persimmon PLC#	1,388,700	4,655,875
Premier Foods PLC#	7,956,260	2,675,456
Royal Bank of Scotland Group PLC	2,551,629	2,178,238
Royal Dutch Shell PLC, Class A	167,235	4,508,882
Royal Dutch Shell PLC, Class B	354,545	9,403,615
SIG PLC#	585,890	1,569,698
Vodafone Group PLC	5,624,627	11,009,072
Yell Group PLC#	1,025,690	939,578

		121,290,842

Total Common Stock
(cost $932,657,925)		512,127,445

PREFERRED STOCK — 0.7%
Brazil — 0.7%
Cia Vale do Rio Doce ADR (cost $3,693,040)	348,074	3,790,526

Total Long-Term Investment Securities
(cost $936,350,965)		515,917,971

SHORT-TERM INVESTMENT SECURITIES — 18.3%
Collective Investment Pool — 14.7%
Securities Lending Quality Trust(2)	81,986,631	78,543,192

U.S. Government Agencies — 3.6%
Federal Home Loan Bank Disc. Notes 0.10% due 12/01/08	$19,561,000	19,561,000

Total Short-Term Investment Securities
(cost $101,547,631)		98,104,192

TOTAL INVESTMENTS
(cost $1,037,898,596)(3)	114.5%	614,022,163
Liabilities in excess of other assets	(14.5)	(78,100,477)

NET ASSETS —	100.0%	$535,921,686

#	The security or a portion thereof is out on loan (See Note 2)
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2008, the aggregate value of these securities was $8,624,395 representing 1.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Fair valued security; see Note 2
(2)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(3)	See Note 5 for cost of investments on a tax basis.
(4)	A substantial number of the portfolio’s holdings were valued using the fair value procedures at November 30, 2008. At November 30, 2008, the aggregate value of these securities was $462,697,665 representing 86.3% of net assets. See Note 2 regarding fair value pricing procedures for foreign equity securities.

ADR—American Depository Receipt

GDR—Global Depository Receipt

See Notes to Financial Statements

AIG Retirement Company I Global Equity Fund

PORTFOLIO PROFILE — November 30, 2008 (Unaudited)

Industry Allocation*

Collective Investment Pool	17.6%
Medical — Drugs	10.1
Oil Companies — Integrated	7.4
Telephone — Integrated	6.1
Tobacco	5.6
Banks — Commercial	5.1
Insurance — Multi-line	4.7
Applications Software	3.2
Repurchase Agreement	3.1
Pharmacy Services	3.0
Index Fund — Large Cap	2.8
Index Fund	2.5
Diversified Banking Institutions	2.4
Aerospace/Defense	2.4
Medical Products	2.2
Office Automation & Equipment	2.2
Electronic Forms	2.2
Electronics — Military	2.2
Oil Companies — Exploration & Production	2.1
Auto — Cars/Light Trucks	2.1
Oil & Gas Drilling	2.1
Audio/Video Products	1.9
Gas — Distribution	1.7
Medical Labs & Testing Services	1.6
Retail — Apparel/Shoe	1.5
Electric — Integrated	1.4
Soap & Cleaning Preparation	1.4
Insurance — Reinsurance	1.4
Retail — Consumer Electronics	1.3
Metal — Diversified	1.3
Insurance — Property/Casualty	1.2
Medical — Wholesale Drug Distribution	1.2
Telecom Services	1.2
Cosmetics & Toiletries	1.0
Medical — Biomedical/Gene	1.0
Wireless Equipment	0.9
Diversified Manufacturing Operations	0.9
Computers — Integrated Systems	0.9
Import/Export	0.8
Transport — Marine	0.7
Food — Misc.	0.7
Venture Capital	0.6
Steel — Producers	0.6
Steel Pipe & Tube	0.6
U.S. Government Treasuries	0.5
Web Portals/ISP	0.4
Oil Refining & Marketing	0.4
Multimedia	0.4
Finance — Other Services	0.4
Mining	0.4
Pipelines	0.4
Enterprise Software/Service	0.4
Insurance — Life/Health	0.3
Beverages — Non-alcoholic	0.3
Machinery — Farming	0.3
Agricultural Chemicals	0.3
Non-Ferrous Metals	0.2
Agricultural Operations	0.2
Auto/Truck Parts & Equipment — Original	0.1

121.9%

Country Allocation*

United States	76.7%
Japan	12.1
United Kingdom	9.4
Switzerland	7.3
Germany	2.7
Canada	2.1
France	1.9
Sweden	1.5
Singapore	1.4
Bermuda	1.4
Finland	0.9
Spain	0.9
China	0.9
Taiwan	0.9
Denmark	0.6
Greece	0.5
Russia	0.3
Mexico	0.2
Cayman Islands	0.2

121.9%

*	Calculated as a percentage of net assets

AIG Retirement Company I Global Equity Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 95.2%
Bermuda — 1.4%
Arch Capital Group, Ltd.†	36,671	$2,485,927
Pacific Basin Shipping, Ltd.(3)	800,000	336,344

		2,822,271

Canada — 2.1%
Addax Petroleum Corp.	97,226	1,721,628
Biovail Corp.	132,000	1,158,550
EnCana Corp.	27,500	1,334,736
Potash Corp. of Saskatchewan	1	40

		4,214,954

Cayman Islands — 0.2%
Chaoda Modern Agriculture, Ltd.(3)	526,000	305,281

China — 0.9%
Bank of China, Ltd.(3)	5,605,000	1,773,058

Denmark — 0.6%
D/S Norden(3)	42,400	1,134,892

Finland — 0.9%
Nokia Oyj(3)	134,000	1,895,285

France — 1.9%
AXA SA(3)	103,000	1,971,462
Vallourec SA#(3)	10,394	1,106,454
Vivendi SA(3)	27,714	785,422

		3,863,338

Germany — 2.7%
Allianz SE(3)	20,739	1,735,369
E.ON AG(3)	75,178	2,650,097
Salzgitter AG(3)	15,897	1,107,865

		5,493,331

Greece — 0.5%
Alpha Bank A.E.(3)	91,400	934,287

Japan — 12.1%
Astellas Pharma, Inc.(3)	21,400	873,011
Canon, Inc.(3)	148,700	4,425,524
Inpex Holdings, Inc.(3)	190	1,217,087
Matsushita Electric Industrial Co., Ltd.(3)	315,000	3,781,325
MEDICEO Holdings Co., Ltd.#(3)	107,100	1,163,624
Mitsubishi Corp.(3)	134,200	1,669,494
Nippon Telegraph and Telephone Corp.(3)	1,259	5,478,973
Suzuken Co., Ltd.#(3)	57,400	1,281,369
Suzuki Motor Corp.#(3)	310,100	4,187,153
Toyota Boshoku Corp.(3)	12,700	102,099

		24,179,659

Mexico — 0.2%
Grupo Mexico SA de CV, Class B#	802,080	501,860

Russia — 0.3%
Mining & Metallurgical Co. Norilsk Nickel ADR	93,900	692,982

Singapore — 1.4%
DBS Group Holdings, Ltd.(3)	459,000	2,838,974

Spain — 0.9%
Banco Santander SA(3)	217,358	1,787,087

Sweden — 1.5%
Hennes & Mauritz AB, Class B#(3)	79,700	2,946,859

Switzerland — 7.3%
Credit Suisse Group AG(3)	67,473	1,980,766
Roche Holding AG(3)	30,500	4,288,858
Swiss Re(3)	66,169	2,725,808
Zurich Financial Services AG(3)	28,774	5,637,403

		14,632,835

Security Description	Shares	Market Value (Note 2)

Taiwan — 0.9%
High Tech Computer Corp.(3)	173,300	$1,725,994

United Kingdom — 9.4%
3i Group PLC(3)	197,146	1,258,106
Antofagasta PLC(3)	114,799	770,379
AstraZeneca PLC(3)	50,365	1,906,694
Invensys PLC†#(3)	676,958	1,728,094
Man Group PLC, Class B(3)	199,679	779,078
Reckitt Benckiser Group PLC(3)	65,800	2,797,737
Royal Bank of Scotland Group PLC(3)	3,280,552	2,800,494
Royal Dutch Shell PLC, Class A	254,370	6,750,390

		18,790,972

United States — 50.0%
Adobe Systems, Inc.†	188,186	4,358,388
AGCO Corp.†#	23,000	566,260
Altria Group, Inc.	95,600	1,537,248
Amgen, Inc.†	34,400	1,910,576
Bank of America Corp.#	120,900	1,964,625
CenterPoint Energy, Inc.	191,500	2,476,095
Colgate-Palmolive Co.	30,500	1,984,635
Corn Products International, Inc.#	51,000	1,397,400
Eli Lilly & Co.	179,800	6,140,170
Embarq Corp.#	72,754	2,374,690
Energen Corp.#	31,700	976,360
ENSCO International, Inc.#	97,900	3,172,939
Express Scripts, Inc.†#	105,900	6,090,309
Exxon Mobil Corp.	101,354	8,123,523
Freeport-McMoRan Copper & Gold, Inc.#	76,000	1,823,240
Johnson & Johnson	76,700	4,493,086
L-3 Communications Holdings, Inc.	64,300	4,319,031
Lockheed Martin Corp.	61,200	4,719,132
Lorillard, Inc.#	80,900	4,888,787
Microsoft Corp.#	315,560	6,380,623
ONEOK, Inc.#	25,514	748,581
Oracle Corp.†	44,900	722,441
Patterson-UTI Energy, Inc.#	76,100	950,489
Pepco Holdings, Inc.#	8,448	151,979
PepsiCo, Inc.	10,321	585,201
Pfizer, Inc.	360,955	5,930,491
Philip Morris International, Inc.	116,100	4,894,776
Quest Diagnostics, Inc.#	68,467	3,188,508
RadioShack Corp.#	272,567	2,684,785
Sohu.com, Inc.†#	18,492	897,602
Terra Industries, Inc.#	35,417	520,984
The Goldman Sachs Group, Inc.#	12,100	955,779
Unum Group	42,300	630,270
Valero Energy Corp.	47,400	869,790
Verizon Communications, Inc.	207,000	6,758,550

		100,187,343

Total Common Stock
(cost $294,749,272)		190,721,262

EXCHANGE TRADED FUNDS — 5.4%
iShares MSCI EAFE Index Fund#	121,827	5,076,531
SPDR Trust, Series 1#	63,255	5,689,787

Total Exchange Traded Funds
(cost $11,183,634)		10,766,318

Total Long-Term Investment Securities
(cost $305,932,906)		201,487,580

AIG Retirement Company I Global Equity Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares/ Principal Amount	Market Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 18.2%
Collective Investment Pool — 17.6%
Securities Lending Quality Trust(1)	36,868,663	$35,320,179

U.S. Government Treasuries — 0.6%
United States Treasury Bill 0.88% due 05/15/09	$1,079,000	1,074,651

Total Short-Term Investment Securities
(cost $37,943,314)		36,394,830

REPURCHASE AGREEMENT — 3.1%
Agreement with Bank of America Securities LLC, bearing interest at 0.28%, dated 11/28/08, to be repurchased 12/01/08 in the amount of $6,189,144 and collateralized by Federal Home Loan Bank Notes, bearing interest at 1.90%, due 03/20/09 and having an approximate value of $6,327,476 (cost $6,189,000)	6,189,000	6,189,000

TOTAL INVESTMENTS
(cost $350,065,220)(2)	121.9%	244,071,410
Liabilities in excess of other assets	(21.9)	(43,787,297)

NET ASSETS —	100.0%	$200,284,113

†	Non-income producing security
#	The security or a portion thereof is out on loan (See Note 2)
(1)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(2)	See Note 5 for cost of investments on a tax basis.
(3)	Security was valued using fair value procedures at November 30, 2008. See Note 2 regarding fair value pricing procedures for foreign equity securities.

ADR—American Depository Receipt

Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized Appreciation
*AUD	12,301,000	USD	8,894,135	1/21/2009	$858,698
*CAD	11,487,100	USD	10,019,471	1/21/2009	723,012
*CHF	20,986,100	USD	18,491,048	12/17/2008	1,184,030
*EUR	34,920,100	USD	47,576,302	12/17/2008	3,234,334
*GBP	16,758,500	USD	29,396,251	12/17/2008	3,573,680
*NOK	64,672,700	USD	10,986,510	12/17/2008	1,783,708
*SEK	40,693,700	USD	5,760,479	12/17/2008	733,696
*USD	956,851	AUD	1,502,200	1/21/2009	24,438
*USD	2,238,723	CAD	2,821,400	1/21/2009	44,623
*USD	9,332,114	EUR	7,436,400	12/17/2008	110,717
*USD	9,425,560	GBP	6,225,200	12/17/2008	166,627
*USD	5,112,709	JPY	500,113,300	12/17/2008	125,594

					$12,563,157

Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized Depreciation
*AUD	2,822,600	USD	1,765,204	1/21/2009	$(78,615)
*CAD	1,298,700	USD	1,043,120	1/21/2009	(7,913)
*CHF	1,109,300	USD	909,641	12/17/2008	(5,187)
*EUR	855,200	USD	1,083,679	12/17/2008	(2,265)
*GBP	4,088,800	USD	6,095,304	12/17/2008	(204,981)
*JPY	944,148,500	USD	9,596,340	12/17/2008	(292,891)
*SEK	5,715,600	USD	694,799	12/17/2008	(11,234)
*USD	14,999,781	AUD	19,718,000	1/21/2009	(2,119,303)
*USD	11,308,074	CAD	12,482,800	1/21/2009	(1,205,800)
*USD	17,130,167	CHF	19,459,300	12/17/2008	(1,082,285)
*USD	51,645,187	EUR	36,987,300	12/17/2008	(4,678,263)
*USD	25,534,243	GBP	14,643,900	12/17/2008	(2,969,984)
*USD	498,101	JPY	47,494,900	12/17/2008	(628)
*USD	12,557,380	NOK	71,463,500	12/17/2008	(2,388,261)
*USD	5,592,871	SEK	40,425,100	12/17/2008	(599,268)

					(15,646,878)

	Net Unrealized Appreciation (Depreciation)				$(3,083,721)

AIG Retirement Company I Global Equity Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

*	Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

AUD—Australian Dollar

CAD—Canada Dollar

CHF—Swiss Franc

EUR—Euro Dollar

GBP—Bristish Pound

JPY—Japanese Yen

NOK—Norwegian Krone

SEK—Swedish Krona

USD—United States Dollar

See Notes to Financial Statements

AIG Retirement Company I Global Real Estate Fund

PORTFOLIO PROFILE — November 30, 2008 (Unaudited)

Industry Allocation*

Real Estate Investment Trusts	54.1%
Real Estate Operations & Development	18.5
Real Estate Management/Services	15.5
Time Deposits	8.0
Property Trust	2.1
Forestry	1.6
Paper & Related Products	1.6
Diversified Operations	0.8
Building & Construction — Misc.	0.5
Diversified Financial Services	0.2

102.9%

Country Allocation*

United States	54.0%
Japan	11.9
Australia	7.5
Hong Kong	7.2
United Kingdom	5.6
France	5.1
Sweden	2.7
Singapore	2.0
Canada	1.9
Bermuda	1.6
Finland	1.4
Austria	0.8
Brazil	0.5
Mexico	0.4
New Zealand	0.3

102.9%

*	Calculated as a percentage of net assets

AIG Retirement Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited)

Security Description	Shares	Market Value (Note 2)(1)

COMMON STOCK — 94.2%
Australia — 7.5%
CFS Retail Property Trust	1,818,633	$2,508,688
Dexus Property Group	2,610,742	1,432,252
GPT Group	277,325	172,091
ING Industrial Fund	780,397	224,073
Tishman Speyer Office Fund	595,178	90,024
Westfield Group	808,906	7,989,961

		12,417,089

Austria — 0.8%
Conwert Immobilien Invest SE†	265,196	1,371,923

Bermuda — 1.6%
Hongkong Land Holdings, Ltd.	1,130,000	2,718,403

Brazil — 0.5%
Multiplan Empreendimentos Imobiliarios SA†	149,327	875,172

Canada — 1.9%
Boardwalk Real Estate Investment Trust	76,800	1,609,060
First Capital Realty, Inc. (OTC US)	93,600	1,382,572
First Capital Realty, Inc. (Toronto)	9,800	140,911

		3,132,543

Finland — 1.4%
Citycon Oyj	1,166,490	2,251,189

France — 5.1%
Klepierre	64,341	1,307,319
Unibail - Rodamco	52,686	7,082,715

		8,390,034

Hong Kong — 7.2%
Hang Lung Properties, Ltd.	824,000	1,783,184
Henderson Land Development Co., Ltd.	163,000	555,319
Hysan Development Co., Ltd.	1,390,953	2,177,339
Sun Hung Kai Properties, Ltd.	780,000	6,121,685
Wharf Holdings, Ltd.	535,000	1,260,555

		11,898,082

Japan — 11.9%
Japan Excellent, Inc.	296	1,027,305
Kenedix Realty Investment Corp.	132	251,378
Mitsubishi Estate Co., Ltd.	509,000	7,616,785
Mitsui Fudosan Co., Ltd.	513,000	7,997,033
Sumitomo Realty & Development Co., Ltd.	82,000	1,210,705
Tokyu REIT, Inc	291	1,613,728

		19,716,934

Mexico — 0.4%
Urbi, Desarrollos Urbanos, SA de CV†	410,809	608,946

New Zealand — 0.3%
Kiwi Income Property Trust	949,842	528,415

Singapore — 2.0%
Ascendas Real Estate Investment Trust	1,518,000	1,490,898
CapitaMall Trust	1,586,000	1,789,938

		3,280,836

Sweden — 2.7%
Castellum AB	406,684	2,490,662
Hufvudstaden AB	353,884	2,035,799

		4,526,461

United Kingdom — 5.6%
British Land Co. PLC	404,513	3,280,525
Derwent London PLC	178,955	1,921,384
Great Portland Estates PLC	473,128	1,843,290
Hammerson PLC	47,290	380,355

Security Description	Shares	Market Value (Note 2)(1)

United Kingdom (continued)
Land Securities Group PLC	100,584	$1,463,396
Sirius Real Estate, Ltd	128,295	27,374
Unite Group PLC	260,543	443,233

		9,359,557

United States — 45.3%
Acadia Realty Trust	37,840	529,003
Alexandria Real Estate Equities, Inc.	28,300	1,253,124
AMB Property Corp.	6,700	115,374
AvalonBay Communities, Inc.	37,200	2,256,924
Boston Properties, Inc.	68,760	3,671,784
BRE Properties, Inc.	61,899	1,817,355
Camden Property Trust	95,300	2,522,591
DCT Industrial Trust, Inc.	293,300	1,313,984
Digital Realty Trust, Inc.	87,800	2,402,208
EastGroup Properties, Inc.	13,000	418,990
Equity Residential	150,446	4,578,072
Essex Property Trust, Inc.	41,600	3,597,152
Federal Realty Investment Trust	64,509	3,731,200
Health Care REIT, Inc.	94,443	3,588,834
Home Properties, Inc.	14,700	573,300
Host Hotels & Resorts, Inc.	410,500	3,086,960
Kimco Realty Corp.	137,010	1,938,691
LaSalle Hotel Properties	10,900	96,138
Liberty Property Trust	74,600	1,426,352
Mack - Cali Realty Corp.	28,200	534,954
Mid - America Apartment Communities, Inc.	52,000	1,925,560
Nationwide Health Properties, Inc.	123,300	2,790,279
Omega Healthcare Investors, Inc.	45,100	597,124
Plum Creek Timber Co., Inc.	74,900	2,665,691
ProLogis	66,579	254,998
PS Business Parks, Inc.	7,200	343,152
Public Storage	58,382	4,080,318
Rayonier, Inc.	76,200	2,545,080
Realty Income Corp.	9,500	191,805
Senior Housing Properties Trust	195,500	2,723,315
Simon Property Group, Inc.	115,445	5,483,637
SL Green Realty Corp.	58,961	1,117,901
Sovran Self Storage, Inc.	12,300	334,068
Tanger Factory Outlet Centers, Inc.	17,000	622,880
The Macerich Co.	32,410	436,239
Ventas, Inc.	143,239	3,291,632
Vornado Realty Trust	63,100	3,372,695
Washington Real Estate Investment Trust	103,100	2,729,057

		74,958,421

Total Common Stock
(cost $194,980,027)		156,034,005

PREFERRED STOCK — 0.4%
United States — 0.4%
BioMed Realty Trust, Inc. 7.38%	2,083	20,872
BRE Properties, Inc. 6.75%	3,600	51,876
Equity Residential 6.48%	2,500	40,525
Kimco Realty Corp. 7.75%	6,900	104,880
PS Business Parks, Inc. 6.70%	10,300	141,728
Public Storage 6.63%	8,100	145,800
Public Storage 6.75%	6,600	113,850

AIG Retirement Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares/ Principal Amount	Market Value (Note 2)(1)

PREFERRED STOCK (continued)
United States (continued)
Realty Income Corp. 6.75%	1,300	$23,010
Vornado Realty Trust 7.00%	900	13,482

Total Preferred Stock
(cost $798,935)		656,023

ASSET BACKED SECURITIES — 0.2%
United States — 0.2%
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-SPGA, Class A2 6.51% due 08/13/18*(2)	$335,000	306,718
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP5, Class AJ 5.47% due 12/15/44(2)(3)	25,000	10,164
Morgan Stanley Capital I Series 2005-HQ7, Class AJ 5.38% due 11/14/42(2)(3)	80,000	32,682

Total Asset Backed Securities
(cost $383,370)		349,564

CORPORATE BONDS & NOTES — 0.1%
United States — 0.1%
Nationwide Health Properties, Inc. Notes 6.25% due 02/01/13
(cost $49,075)	50,000	43,440

Total Long - Term Investment Securities
(cost $196,211,407)		157,083,032

SHORT - TERM INVESTMENT SECURITIES — 8.0%
Time Deposits — 8.0%
Euro Time Deposit with State Street Bank & Trust Co. 0.15% due 12/01/08
(cost $13,270,000)	13,270,000	13,270,000

TOTAL INVESTMENTS
(cost $209,481,407)(4)	102.9%	170,353,032
Liabilities in excess of other assets	(2.9)	(4,755,914)

NET ASSETS —	100.0%	$165,597,118

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2008, the aggregate value of these securities was $306,718 representing 0.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	A substantial number of the Fund’s holdings were valued using the fair value procedures at November 30, 2008. At November 30, 2008, the aggregate value of these securities was $76,458,923 representing 46.2% of net assets. See Note 2 regarding fair value pricing procedures for foreign equity securities.
(2)	Commercial Mortgaged Backed Security
(3)	Variable Rate Security — the rate reflected is as of November 30, 2008, maturity date reflects the stated maturity date.
(4)	See Note 5 for cost of investments on a tax basis.

See Notes to Financial Statements

AIG Retirement Company I Global Social Awareness Fund

PORTFOLIO PROFILE — November 30, 2008 (Unaudited)

Industry Allocation*

Collective Investment Pool	8.7%
Medical — Drugs	8.1
Banks — Commercial	7.1
Food — Misc.	3.9
Oil Companies — Exploration & Production	3.5
Oil Companies — Integrated	3.1
Telephone — Integrated	2.8
Diversified Banking Institutions	2.6
Insurance — Multi-line	2.3
Multimedia	2.3
Computers	2.1
Transport — Rail	1.9
Commercial Paper	1.7
Medical — Biomedical/Gene	1.7
Applications Software	1.7
Electric — Integrated	1.7
Diversified Minerals	1.6
Beverages — Non-alcoholic	1.4
Insurance — Life/Health	1.3
Cellular Telecom	1.3
Cosmetics & Toiletries	1.3
Banks — Super Regional	1.2
Enterprise Software/Service	1.2
Networking Products	1.1
Insurance — Property/Casualty	1.1
Industrial Gases	1.1
Repurchase Agreements	1.1
Oil — Field Services	1.1
Chemicals — Diversified	1.0
Retail — Restaurants	1.0
Retail — Drug Store	0.9
Wireless Equipment	0.9
Pipelines	0.9
Medical Instruments	0.9
Consumer Products — Misc.	0.8
Commercial Services — Finance	0.8
Finance — Investment Banker/Broker	0.8
Diversified Manufacturing Operations	0.8
Food — Retail	0.8
Medical Products	0.7
Auto — Cars/Light Trucks	0.7
Retail — Discount	0.7
Gas — Distribution	0.7
Soap & Cleaning Preparation	0.7
Web Portals/ISP	0.6
Machinery — Construction & Mining	0.6
Banks — Fiduciary	0.6
Water	0.6
Medical — HMO	0.5
Agricultural Chemicals	0.5
Real Estate Operations & Development	0.5
Oil Refining & Marketing	0.5
Semiconductor Equipment	0.5
U.S. Government Treasuries	0.5
Cable TV	0.5
Electric — Transmission	0.5
Athletic Footwear	0.5
Retail — Apparel/Shoe	0.4
Mining	0.4
Office Automation & Equipment	0.4
Retail — Building Products	0.4
Real Estate Investment Trusts	0.4
Metal Processors & Fabrication	0.4
Publishing — Books	0.4
Steel — Producers	0.4
Distribution/Wholesale	0.4
Finance — Credit Card	0.4
Oil & Gas Drilling	0.4
Electronic Components — Misc.	0.4

Finance — Other Services	0.3
Chemicals — Specialty	0.3
Machinery — Farming	0.3
Telecom Services	0.3
Pharmacy Services	0.3
Transport — Services	0.3
Auto/Truck Parts & Equipment — Original	0.3
Building — Heavy Construction	0.3
Diversified Financial Services	0.3
Photo Equipment & Supplies	0.2
Toys	0.2
Retail — Major Department Stores	0.2
Audio/Video Products	0.2
Non-Ferrous Metals	0.2
Computers — Memory Devices	0.2
Electric Products — Misc.	0.2
Airlines	0.2
Food — Wholesale/Distribution	0.2
Recreational Vehicles	0.2
Machine Tools & Related Products	0.2
Computer Services	0.2
Food — Catering	0.2
Auto — Heavy Duty Trucks	0.2
Independent Power Producers	0.2
Building — Residential/Commercial	0.2
Building & Construction Products — Misc.	0.2
Building Products — Cement	0.2
Real Estate Management/Services	0.2
Power Converter/Supply Equipment	0.2
Machinery — General Industrial	0.2
Printing — Commercial	0.2
Wire & Cable Products	0.2
Metal — Copper	0.2
Building & Construction — Misc.	0.2
Transport — Marine	0.2
Machinery — Electrical	0.2
Medical — Generic Drugs	0.2
Retail — Jewelry	0.2
Diversified Operations	0.2
Electronic Components — Semiconductors	0.2
Insurance Brokers	0.2
Retail — Misc./Diversified	0.1
Agricultural Operations	0.1
Retail — Automobile	0.1
Steel Pipe & Tube	0.1
Insurance — Reinsurance	0.1
Advertising Services	0.1
E-Commerce/Services	0.1
Apparel Manufacturers	0.1
Electronic Security Devices	0.1
Human Resources	0.1
Containers — Metal/Glass	0.1
Building Products — Doors & Windows	0.1
Gas — Transportation	0.1
Textile — Products	0.1
Engineering/R&D Services	0.1
Electric — Distribution	0.1
Public Thoroughfares	0.1
Electric — Generation	0.1
Filtration/Separation Products	0.1
Coatings/Paint	0.1
Investment Management/Advisor Services	0.1
Medical — Wholesale Drug Distribution	0.1
Satellite Telecom	0.1
Investment Companies	0.1
Advertising Agencies	0.1
Computers — Integrated Systems	0.1
Computers — Periphery Equipment	0.1
Transport — Truck	0.1

AIG Retirement Company I Global Social Awareness Fund

PORTFOLIO PROFILE — November 30, 2008 (Unaudited) — (continued)

Industry Allocation* (continued)

Hazardous Waste Disposal	0.1
Optical Supplies	0.1
Food — Confectionery	0.1
Electronic Measurement Instruments	0.1
Miscellaneous Manufacturing	0.1
Metal — Diversified	0.1
Paper & Related Products	0.1
Engines — Internal Combustion	0.1
Energy — Alternate Sources	0.1
Metal Products — Fasteners	0.1
Resorts/Theme Parks	0.1
Diversified Operations/Commercial Services	0.1
Seismic Data Collection	0.1
Retail — Regional Department Stores	0.1
Oil Field Machinery & Equipment	0.1
Retail — Office Supplies	0.1
Rubber — Tires	0.1
Airport Development/Maintenance	0.1
Finance — Leasing Companies	0.1
Retail Customer Electronics	0.1

108.7%

Country Allocation*

United States	56.2%
Japan	11.3
United Kingdom	10.5
Canada	4.2
Germany	3.8
France	3.7
Switzerland	3.3
Australia	2.7
Italy	2.4
Spain	1.8
Netherlands	1.7
Sweden	1.2
Bermuda	0.7
Hong Kong	0.7
Netherlands Antilles	0.7
Norway	0.5
Belgium	0.5
Denmark	0.5
Finland	0.5
Austria	0.4
Singapore	0.4
Cayman Islands	0.3
Greece	0.3
Ireland	0.1
Luxembourg	0.1
New Zealand	0.1
Portugal	0.1

108.7%

*	Calculated as a percentage of net assets

AIG Retirement Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited)

Security Description	Shares	Market Value (Note 2)(6)

COMMON STOCK — 96.3%
Australia — 2.7%
AGL Energy, Ltd.	30,396	$305,372
Alumina, Ltd.	33,891	28,413
Amcor, Ltd.	24,691	96,300
AMP, Ltd.	38,895	137,539
Australia and New Zealand Banking Group, Ltd.	51,010	500,463
BHP Billiton, Ltd.	80,666	1,619,145
BlueScope Steel, Ltd.	26,728	70,375
Brambles, Ltd.	36,753	175,163
Commonwealth Bank of Australia	37,690	851,259
CSL, Ltd.	12,827	294,963
Fortescue Metals Group, Ltd.†	27,256	37,211
GPT Group	60,919	37,803
Incitec Pivot, Ltd.	26,840	47,102
Leighton Holdings, Ltd.	3,312	53,175
Macquarie Goodman Group	17,411	11,033
Macquarie Group, Ltd.	5,363	105,376
Macquarie Infrastructure Group	31,356	36,138
National Australia Bank, Ltd.	46,707	619,889
Newcrest Mining, Ltd.	9,699	156,128
Orica, Ltd.	10,104	103,250
Origin Energy, Ltd.	22,042	231,674
QBE Insurance Group, Ltd.	20,337	319,204
Santos, Ltd.	16,695	165,475
Sims Group, Ltd.	4,655	42,692
Transurban Group	22,307	73,418
Westfield Group	54,087	534,244
Westpac Banking Corp.	59,986	711,015
Westpac Banking Corp. (New)†	14,626	170,045
Woodside Petroleum, Ltd.	13,318	315,183
WorleyParsons, Ltd.	5,543	49,159

		7,898,206

Austria — 0.4%
Oesterreichische Elektrizitaetswirtschafts AG	11,676	517,261
OMV AG	23,184	585,505
Voestalpine AG	2,683	56,758

		1,159,524

Belgium — 0.5%
Belgacom SA	11,806	430,243
Colruyt SA	2,217	479,293
Dexia SA	15,115	66,129
Fortis	40,145	38,220
Group Bruxelles Lambert SA	739	54,528
Solvay SA	2,478	179,259
Umicore	7,333	132,320

		1,379,992

Bermuda — 0.7%
Accenture, Ltd., Class A	19,034	589,673
Brookfield Infrastructure Partners LP	283	3,325
Cheung Kong Infrastructure Holdings, Ltd.	106,000	410,785
Cooper Industries, Ltd., Class A	15,841	382,402
Esprit Holdings, Ltd.	19,000	88,903
Li & Fung, Ltd.	98,000	178,370
Mongolia Energy Co., Ltd.†	52,000	14,476
Noble Group, Ltd.	382,000	252,709
NWS Holdings, Ltd.	15,000	17,265
Tyco Electronics, Ltd.	7,859	129,516

		2,067,424

Canada — 4.2%
Agnico - Eagle Mines, Ltd.	2,200	86,473
Agrium, Inc.	3,000	94,645
Alimentation Couche Tard, Inc.	4,600	49,490
Bank of Montreal	9,000	276,654

Security Description	Shares	Market Value (Note 2)(6)

Canada (continued)
Bank of Nova Scotia	23,500	$703,365
Barrick Gold Corp.	18,400	561,437
Brookfield Asset Management, Inc.	9,200	142,071
Canadian Imperial Bank of Commerce	7,400	298,586
Canadian Natural Resources, Ltd.	12,500	525,805
Canadian Oil Sands Trust	7,800	162,474
Canadian Pacific Railway, Ltd.	3,500	115,232
Canadian Tire Corp., Ltd., Class A	500	18,201
Enbridge, Inc.	8,100	249,644
Enerplus Resources Fund	1,000	24,470
Ensign Energy Services, Inc.	900	10,629
Fairfax Financial Holdings, Ltd.	200	58,243
Finning International, Inc.	33,900	356,221
First Quantum Minerals, Ltd. (Toronto)	30	444
First Quantum Minerals, Ltd. (OTC US)	1,670	24,299
Fortis, Inc.	2,900	62,753
George Weston Ltd.	2,100	93,686
Gildan Activewear, Inc.†	600	10,193
Goldcorp, Inc.	14,800	419,026
Harvest Energy Trust (Toronto shares)	270	2,905
Husky Energy, Inc. (OTC US)	6,180	151,459
Husky Energy, Inc. (Toronto)	20	518
Imperial Oil, Ltd.	8,200	293,520
Kinross Gold Corp.	13,200	202,880
Loblaw Cos., Ltd.	3,400	88,012
Magna International, Inc.	2,600	75,190
Manulife Financial Corp.	31,700	615,434
METRO, Inc. Class A	2,300	64,189
Nexen, Inc.	12,300	253,721
Penn West Energy Trust	8,300	130,120
Petro - Canada	13,100	357,437
Potash Corp. of Saskatchewan	6,800	441,158
Power Corp. of Canada	4,400	80,117
Research In Motion, Ltd.†	9,800	432,050
Rogers Communications, Inc. Class B	10,500	304,926
Royal Bank of Canada	32,700	1,142,199
Shaw Communications, Inc., Class B	6,200	110,338
Shoppers Drug Mart Corp.	12,800	457,234
Sino - Forest Corp.†	2,600	15,227
Sun Life Financial, Inc.	12,600	281,823
Suncor Energy, Inc.	26,000	601,521
Talisman Energy, Inc.	27,700	278,076
Teck Cominco, Ltd.	13,100	63,582
TELUS Corp. (non-voting)	2,900	91,255
TELUS Corp.	2,200	69,798
Thomson Corp.	3,700	94,939
Toronto - Dominion Bank	17,600	654,910
TransAlta Corp.	17,500	324,179
Yamana Gold, Inc.	10,700	64,744

		12,087,502

Cayman Islands — 0.3%
Kingboard Chemical Holdings, Ltd.	3,000	4,445
Lee & Man Paper Manufactoring, Ltd.	4,000	1,377
Noble Corp.	6,415	171,858
Transocean, Inc.†#	10,416	696,622

		874,302

Denmark — 0.5%
Danisco A/S	7,850	360,178
Danske Bank A/S	5,100	60,167
Novo - Nordisk A/S, Class B	11,250	574,769
Novozymes A/S	750	53,195
Vestas Wind Systems A/S†	6,750	306,832

		1,355,141

AIG Retirement Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)(6)

COMMON STOCK (continued)
Finland — 0.5%
Kone Oyj, Class B	5,072	$101,046
Neste Oil Oyj	47,808	671,658
Outokumpu Oyj	12,091	121,808
Rautaruukki Oyj	12,567	192,101
Sampo Oyj, Class A	17,721	331,033

		1,417,646

France — 3.7%
AXA SA	56,309	1,077,777
BNP Paribas SA	24,408	1,352,707
Cie Generale de Geophysique - Veritas†	10,089	165,852
CNP Assurances	3,517	226,562
Credit Agricole SA	10,715	119,583
Essilor International SA	4,905	196,243
France Telecom SA	63,493	1,638,564
Groupe Danone	14,524	836,967
Hermes International	2,616	329,450
Lagardere SCA	4,588	168,327
Legrand SA	22,522	357,374
Natixis	18,628	37,791
Neopost SA	887	63,428
Peugeot SA	7,625	138,296
PPR	1,849	88,323
Publicis Groupe	11,000	255,833
Sanofi - Aventis	18,288	1,014,425
Societe BIC SA	2,094	106,386
Societe Generale	7,899	337,953
Technip SA	2,377	72,343
Vallourec SA	3,022	321,696
Veolia Environnement	12,579	313,744
Vivendi SA	53,236	1,508,722

		10,728,346

Germany — 3.4%
Allianz SE	13,050	1,091,980
BASF AG	46,054	1,480,746
Beiersdorf AG	2,911	161,906
Bilfinger Berger AG	2,460	101,056
Celesio AG	2,542	64,804
Commerzbank AG	18,176	167,601
Deutsche Bank AG	13,528	485,794
Deutsche Boerse AG	3,794	272,760
Deutsche Telekom AG	117,196	1,630,889
Fraport AG	4,291	148,785
Fresenius SE	4,269	211,130
GEA Group AG	14,972	232,189
Hamburger Hafen und Logistik AG	4,957	147,278
HeidelbergCement AG	9,446	449,896
Hochtief AG	1,566	61,001
Infineon Technologies AG†	17,029	40,441
K+S AG	3,224	146,149
Linde AG	11,007	807,715
Merck KGaA	2,138	179,628
Muenchener Rueckversicherungs - Gesellschaft AG	2,845	388,546
Puma AG Rudolf Dassler Sport	1,445	247,592
Salzgitter AG	1,149	80,074
SAP AG	33,125	1,137,986
Solarworld AG	2,690	48,393
Wacker Chemie AG	1,952	198,360

		9,982,699

Greece — 0.3%
Alpha Bank A.E.	8,304	84,883
Coca-Cola Hellenic Bottling Co. SA	16,281	253,286
Hellenic Petroleum SA	68,751	522,047

Security Description	Shares	Market Value (Note 2)(6)

Greece (continued)
Public Power Corp. SA	6,146	$90,135

		950,351

Hong Kong — 0.7%
BOC Hong Kong Holdings, Ltd.	116,000	132,327
Hang Lung Properties, Ltd.	56,000	121,187
Hang Seng Bank, Ltd.	16,000	204,738
Henderson Land Development Co., Ltd.	34,000	115,833
Hong Kong & China Gas Co., Ltd.	108,000	191,393
Hong Kong Exchanges & Clearing, Ltd.	21,800	172,455
HongKong Electric Holdings, Ltd.	86,500	484,146
MTR Corp., Ltd.	35,500	78,376
New World Development Co., Ltd.	64,000	49,993
Sino Land Co., Ltd.	42,000	31,027
Sun Hung Kai Properties, Ltd.	54,000	423,809
Swire Pacific, Ltd., Class A	11,500	77,386
Wharf Holdings, Ltd.	20,000	47,124

		2,129,794

Ireland — 0.1%
CRH PLC	4,474	96,765
Kerry Group PLC	8,100	168,748

		265,513

Italy — 2.4%
A2A SpA	228,908	401,291
Assicurazione Generali SpA	24,336	588,981
Banca Intesa SpA	320,662	690,954
Banco Popolare Scarl	6,658	61,183
ENI SpA	91,910	2,084,752
Luxottica Group SpA	2,260	41,888
Pirelli & C. SpA	362,993	125,262
Prysmian SpA	9,683	108,124
Saipem SpA	19,975	311,285
Snam Rete Gas SpA	61,490	322,149
Telecom Italia SpA (Chi-X)	763,097	1,042,774
Terna Rete Elettrica Nazionale SpA	199,500	592,293
UniCredit Italiano SpA	242,854	558,180
Unione di Banche Italiane Scpa	7,114	102,876

		7,031,992

Japan — 11.3%
ACOM Co., Ltd.	740	29,395
Aeon Co., Ltd.	37,000	329,075
Aeon Mall Co., Ltd.	1,000	21,146
Aisin Seiki Co., Ltd.	10,600	139,890
Ajinomoto Co., Inc.	31,000	328,225
Amada Co., Ltd.	18,000	82,905
Asahi Glass Co., Ltd.	53,000	298,051
Astellas Pharma, Inc.	14,000	571,128
Canon Marketing Japan, Inc.	5,600	84,409
Canon, Inc.	30,000	892,843
Casio Computer Co., Ltd.	2,300	13,051
Central Japan Railway Co.	57	482,522
Chugai Pharmaceutical Co., Ltd.	5,100	88,039
Chuo Mitsui Trust Holdings, Inc.	17,000	63,744
Coca-Cola West Japan Co., Ltd.	9,000	191,627
Cosmo Oil Co., Ltd.	9,000	22,281
Dai Nippon Printing Co., Ltd.	26,000	275,211
Daido Steel Co., Ltd.	15,000	46,297
Daihatsu Motor Co., Ltd.	46,000	332,269
Daiichi Sankyo Co., Ltd.	19,000	391,449
Daito Trust Construction Co., Ltd.	1,200	51,082
Daiwa House Industry Co., Ltd.	15,000	125,725
Daiwa Securities Group, Inc.	46,000	236,173

AIG Retirement Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)(6)

COMMON STOCK (continued)
Japan (continued)
Denso Corp.	25,700	$425,720
Dentsu, Inc.	73	129,830
East Japan Railway Co.	113	870,436
Eisai Co., Ltd.	6,800	230,272
Fast Retailing Co., Ltd.	1,600	183,704
Fuji Television Network, Inc.	12	16,730
FUJIFILM Holdings Corp.	18,900	457,129
Fujitsu, Ltd.	57,000	247,579
Furukawa Electric Co., Ltd.	18,000	69,183
Hankyu Hanshin Holdings, Inc.	42,000	209,031
Haseko Corp.	10,500	8,892
Hino Motors, Ltd.	13,000	27,103
Hitachi Construction Machinery Co., Ltd.	6,400	71,862
Hitachi Metals, Ltd.	15,000	89,038
Hoya Corp.	14,400	207,322
Ibiden Co., Ltd.	2,300	36,135
Idemitsu Kosan Co., Ltd.	700	43,544
Isetan Mitsukoshi Holdings, Ltd.†	9,300	68,510
Isuzu Motors, Ltd.	251,000	311,109
Ito En, Ltd.	5,000	80,216
J Front Retailing Co., Ltd.	11,000	43,393
Japan Airlines Corp.†	25,000	58,366
JGC Corp.	6,000	69,339
JSR Corp.	4,000	43,503
JTEKT Corp.	11,500	86,116
Jupiter Telecommunications Co.	164	126,471
Kao Corp.	22,000	630,439
Kawasaki Kisen Kaisha, Ltd.	19,000	76,820
KDDI Corp.	83	539,696
Keihin Electric Express Railway Co., Ltd.	4,000	33,795
Keyence Corp.	1,400	232,970
Kikkoman Corp.	3,000	33,824
Kintetsu Corp.	41,000	163,775
Konica Minolta Holdings, Inc.	9,500	70,053
Kubota Corp.	44,000	256,438
Kuraray Co., Ltd.	9,000	73,100
Kurita Water Industries, Ltd.	3,000	71,024
Kyocera Corp.	5,700	356,574
Makita Corp.	2,300	44,686
Maruichi Steel Tube, Ltd.	3,000	72,207
Matsushita Electric Industrial Co., Ltd.	57,000	684,240
Matsushita Electric Works, Ltd.	29,000	238,299
Mazda Motor Corp.	200,000	344,484
Mitsubishi Chemical Holdings Corp.	47,000	196,668
Mitsubishi Estate Co., Ltd.	31,000	463,891
Mitsubishi Materials Corp.	56,000	112,863
Mitsubishi Motors Corp.†	308,000	430,909
Mitsubishi Tanabe Pharma Corp.	3,000	37,339
Mitsui Chemicals, Inc.	20,000	80,998
Mitsui Fudosan Co., Ltd.	26,000	405,308
Mitsui O.S.K. Lines, Ltd.	37,000	197,686
Mitsui Sumitomo Insurance Group Holdings, Inc.	10,300	244,341
Mizuho Financial Group, Inc.	226	595,372
Murata Manufacturing Co., Ltd.	6,100	209,884
NGK Insulators, Ltd.	8,000	85,336
NGK Spark Plug Co., Ltd.	4,000	33,540
Nidec Corp.	2,800	140,467
Nikon Corp.	9,000	102,023
Nintendo Co., Ltd.	2,300	712,092
Nippon Building Fund, Inc.	10	99,095
Nippon Electric Glass Co., Ltd.	6,000	34,342
Nippon Express Co., Ltd.	20,000	89,797
Nippon Meat Packers, Inc.	4,000	50,166
Nippon Mining Holdings, Inc.	27,000	79,691
Nippon Sheet Glass Co., Ltd.	14,000	40,698

Security Description	Shares	Market Value (Note 2)(6)

Japan (continued)
Nippon Telegraph and Telephone Corp.	175	$761,573
Nippon Yusen Kabushiki Kaisha	39,000	212,262
Nipponkoa Insurance Co., Ltd.	6,000	38,438
Nisshin Seifun Group, Inc.	4,500	50,477
Nisshin Steel Co., Ltd.	51,000	74,407
Nissin Food Products Co., Ltd.	2,400	85,336
Nitori Co., Ltd.	150	10,686
Nitto Denko Corp.	4,700	78,761
NOK Corp.	1,400	10,562
Nomura Holdings, Inc.	59,000	426,057
Nomura Real Estate Holdings, Inc.	600	8,937
Nomura Research Institute, Ltd.	2,700	50,983
NSK, Ltd.	22,000	81,282
NTN Corp.	12,000	36,390
NTT Data Corp.	44	158,709
NTT DoCoMo, Inc.	488	809,739
Obayashi Corp.	9,000	51,506
Odakyu Electric Railway Co., Ltd.	14,000	106,755
Olympus Corp.	4,000	83,010
Ono Pharmaceutical Co., Ltd.	700	30,880
ORACLE Corp.	1,000	41,719
Oriental Land Co., Ltd.	2,500	187,988
ORIX Corp.	2,330	146,132
Osaka Gas Co., Ltd.	108,000	410,902
Rakuten, Inc.	165	90,286
Resona Holdings, Inc.	129	180,970
Rohm Co., Ltd.	3,500	166,994
Sanyo Electric Co., Ltd.†	20,000	31,804
Secom Co., Ltd.	7,700	358,482
Sekisui Chemical Co., Ltd.	10,000	55,612
Sekisui House, Ltd.	18,000	146,714
Sharp Corp.	34,000	230,401
Shimamura Co., Ltd.	300	22,977
Shimizu Corp.	14,000	73,705
Shin-Etsu Chemical Co., Ltd.	12,500	477,415
Shinsei Bank, Ltd.	12,000	19,231
Shionogi & Co., Ltd.	4,000	86,811
Shiseido Co., Ltd.	15,000	279,040
Showa Shell Sekiyu K.K.	6,200	51,395
SMC Corp.	3,800	340,436
Softbank Corp.	16,800	229,565
Sompo Japan Insurance, Inc.	21,000	121,744
Sony Financial Holdings, Inc.	14	41,418
Stanley Electric Co., Ltd.	2,100	25,245
Sumco Corp.	2,600	25,128
Sumitomo Chemical Co., Ltd.	51,000	178,253
Sumitomo Electric Industries, Ltd.	45,500	343,766
Sumitomo Metal Industries, Ltd.	137,000	351,111
Sumitomo Mitsui Financial Group, Inc.	166	609,090
Sumitomo Realty & Development Co., Ltd.	10,000	147,647
Sumitomo Rubber Industries, Inc.	3,800	34,692
T&D Holdings, Inc.	5,550	208,048
Takashimaya Co., Ltd.	6,000	43,169
Takeda Pharmaceutical Co., Ltd.	22,800	1,101,837
TDK Corp.	3,800	128,840
Teijin, Ltd.	20,000	55,610
Terumo Corp.	3,500	162,572
The Bank of Yokohama, Ltd.	23,000	120,004
The Chiba Bank, Ltd.	12,000	57,297
The Sumitomo Trust & Banking Co., Ltd.	36,000	164,608
THK Co., Ltd.	4,400	44,138
Tobu Railway Co., Ltd.	11,000	59,580
Toho Co., Ltd.	1,800	36,162
Toho Gas Co., Ltd.	18,000	104,478
Tokio Marine Holdings, Inc.	18,000	438,200

AIG Retirement Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)(6)

COMMON STOCK (continued)
Japan (continued)
Tokyo Broadcasting System, Inc.	1,100	$14,543
Tokyo Electron, Ltd.	4,100	112,094
Tokyo Gas Co., Ltd.	95,000	428,060
Tokyo Steel Manufacturing Co., Ltd.	3,500	32,664
Tokyu Corp.	34,000	135,783
TonenGeneral Sekiyu K.K.	15,000	144,520
Toppan Printing Co., Ltd.	20,000	150,313
Toray Industries, Inc.	39,000	189,528
Toyo Seikan Kaisha, Ltd.	3,900	55,418
Toyo Suisan Kaisha, Ltd.	2,000	46,734
Toyoda Gosei Co., Ltd.	1,600	20,169
Toyota Boshoku Corp	2,600	20,902
Toyota Industries Corp.	17,800	348,617
Trend Micro, Inc.	2,500	72,939
Uni-Charm Corp.	2,000	138,115
UNY Co., Ltd.	10,000	88,193
USS Co., Ltd.	6,280	395,028
West Japan Railway Co.	61	270,945
Yahoo! Japan Corp.	482	156,684
Yakult Honsha Co., Ltd.	3,100	56,814
Yamada Denki Co., Ltd.	2,750	142,769
Yamaha Motor Co., Ltd.	66,000	627,590
Yamato Kogyo Co., Ltd.	2,600	58,153
Yamato Transport Co., Ltd.	12,000	156,149
Yamazaki Baking Co., Ltd.	3,000	39,869

		32,972,559

Luxembourg — 0.1%
Millicom International Cellular SA SDR	1,200	44,506
SES ES FDR	14,772	258,774

		303,280

Mauritius — 0.0%
Golden Agri-Resources Ltd.	94,000	14,040

Netherlands — 1.7%
Aegon NV	39,551	188,160
ASML Holding NV	27,029	412,217
ING Groep NV CVA	43,132	362,152
Koninklijke Ahold NV	88,437	986,841
Koninklijke KPN NV	40,917	565,689
Reed Elsevier NV	50,491	593,323
STMicroelectronics NV	21,864	143,962
TNT NV	8,255	172,819
Unilever NV	59,910	1,400,421

		4,825,584

Netherlands Antilles — 0.7%
Schlumberger, Ltd.	42,618	2,162,437

New Zealand — 0.1%
Contact Energy, Ltd.	66,942	249,969

Norway — 0.5%
Norsk Hydro ASA	52,000	188,708
StatoilHydro ASA	80,500	1,365,072
Yara International ASA	3,080	51,298

		1,605,078

Portugal — 0.1%
Brisa-Auto Estradas de Portugal SA	6,047	45,513
Portugal Telecom SGPS SA	25,300	187,372

		232,885

Singapore — 0.4%
CapitaLand, Ltd.	38,000	69,835
DBS Group Holdings, Ltd.	50,000	309,256

Security Description	Shares	Market Value (Note 2)(6)

Singapore (continued)
Jardine Cycle & Carriage, Ltd.	6,000	$41,307
Oversea - Chinese Banking Corp.	46,000	156,019
Singapore Airlines, Ltd.	34,000	233,033
United Overseas Bank, Ltd.	34,000	295,002

		1,104,452

Spain — 1.8%
Abertis Infraestructuras SA	8,007	135,457
Acerinox SA	10,924	147,489
Banco Bilbao Vizcaya Argentaria SA	61,736	642,522
Banco Santander SA	168,560	1,385,877
Cintra Concesiones de Infraestructuras de Transporte SA	5,690	45,463
Criteria Caixacorp SA	119,908	409,510
Enagas	14,974	278,350
Gamesa Corp. Tecnologica SA	13,441	226,053
Gas Natural SDG SA	23,842	659,540
Grupo Ferrovial SA	2,196	54,980
Iberdrola Renovables SA†	42,223	142,072
Industria de Diseno Textil SA	9,225	309,827
Red Electrica Corp. SA	17,642	782,877

		5,220,017

Sweden — 1.2%
Alfa Laval AB	36,000	283,179
Assa Abloy AB, Class B	24,200	235,141
Atlas Copco AB, Class A	81,400	577,758
Electrolux AB, Class B	8,600	73,286
Hennes & Mauritz AB, Class B	14,700	543,524
Husqvarna AB, Class B	28,200	163,683
Nordea Bank AB	19,000	137,190
Sandvik AB	32,200	190,672
Securitas AB, Class B	7,400	70,256
Skandinaviska Enskilda Banken AB, Class A	22,800	193,512
Skanska AB, Class B	46,000	341,649
Svenska Cellulosa AB, Class B	10,200	82,638
Svenska Handelsbanken AB, Class A	27,500	459,187
Swedbank AB, Class A	6,900	49,712

		3,401,387

Switzerland — 3.3%
ACE, Ltd.	7,097	370,818
Credit Suisse Group AG	23,330	684,885
Geberit AG	3,506	323,980
Julius Baer Holding AG	3,366	111,214
Lindt + Spruengli AG	76	148,404
Logitech International SA†	18,808	246,169
Lonza Group AG	3,661	302,887
Novartis AG	60,307	2,819,416
Pargesa Holding SA	2,849	220,249
Roche Holding AG	16,201	2,278,157
Swatch Group AG, Class B	3,857	457,713
Syngenta AG	4,234	753,204
UBS AG†	52,422	660,495
Zurich Financial Services AG	1,578	309,162

		9,686,753

United Kingdom — 10.5%
Anglo American PLC	52,094	1,241,188
Antofagasta PLC	40,409	271,172
Associated British Foods PLC	44,556	467,541
AstraZeneca PLC	38,218	1,446,839
Aviva PLC	215,117	1,335,213
Balfour Beatty PLC	35,327	167,907
Barclays PLC	216,744	570,405
Berkeley Group Holdings PLC†	17,865	232,767

AIG Retirement Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)(6)

COMMON STOCK (continued)
United Kingdom (continued)
BG Group PLC	132,873	$1,906,343
BHP Billiton PLC	89,174	1,625,189
British Airways PLC	36,385	87,653
Burberry Group PLC	12,406	39,572
Cable & Wireless PLC	29,536	68,086
Cadbury PLC	106,367	903,298
Carnival PLC	6,224	133,033
Compass Group PLC	121,585	577,752
Eurasian Natural Resources Corp.	19,129	83,426
Experian Group, Ltd.	9,931	60,805
FirstGroup PLC	9,749	70,934
GlaxoSmithKline PLC	151,932	2,636,936
HBOS PLC	87,798	124,693
Home Retail Group PLC	27,865	87,832
HSBC Holdings PLC	304,691	3,322,147
ICAP PLC	35,030	159,552
International Power PLC	77,378	308,619
Invensys PLC†	84,414	215,486
Kazakhmys PLC	22,741	91,866
Kingfisher PLC	42,505	78,191
Legal & General Group PLC	470,043	491,442
Lonmin PLC	6,395	84,954
Man Group PLC, Class B	82,484	321,824
Marks & Spencer Group PLC	15,006	52,519
Mondi PLC	56,364	144,912
Old Mutual PLC	168,542	142,721
Pearson PLC	30,461	292,600
Prudential PLC	77,218	403,638
Reckitt Benckiser Group PLC	33,108	1,407,712
Reed Elsevier PLC	62,769	522,888
Royal & Sun Alliance Insurance Group PLC	116,812	275,153
Royal Bank of Scotland Group PLC	133,627	114,073
Sage Group PLC	134,171	345,856
Severn Trent PLC	22,854	401,916
Stagecoach Group PLC	60,603	164,087
Standard Chartered PLC†	6,696	87,699
Standard Life PLC	35,234	143,967
Tate & Lyle PLC	21,360	128,924
The Capita Group PLC	33,350	358,260
Thomas Cook Group PLC	20,458	51,625
Thomson Reuters PLC†	4,572	91,670
Tullow Oil PLC	138,517	1,128,848
Unilever PLC	54,180	1,250,114
United Utilities Group PLC	98,914	923,120
Vodafone Group PLC	1,491,761	2,919,821

		30,564,788

United States — 44.2%
Aetna, Inc.	9,106	198,693
AFLAC, Inc.	23,037	1,066,613
Air Products & Chemicals, Inc.	18,848	900,180
Allegheny Energy, Inc.†#	11,952	421,308
Allergan, Inc.	17,034	641,841
Allstate Corp.	20,402	519,027
Amazon.com, Inc.†#	2,517	107,476
American Express Co.#	44,849	1,045,430
American Tower Corp., Class A†	21,893	596,365
Amgen, Inc.†	32,763	1,819,657
Apache Corp.	22,147	1,711,963
Apple, Inc.†	19,142	1,773,889
Applied Materials, Inc.	99,758	955,682
Archer - Daniels - Midland Co.#	14,689	402,185
Automatic Data Processing, Inc.#	32,851	1,348,862
Ball Corp.†#	6,194	225,771
Bank of America Corp.	131,953	2,144,236

Security Description	Shares	Market Value (Note 2)(6)

United States (continued)
Barr Pharmaceuticals, Inc.†	5,333	$348,725
BB&T Corp.†#	15,718	471,068
Biogen Idec, Inc.	1,648	69,727
Boston Scientific Corp.†	38,149	235,379
Bristol - Myers Squibb Co.	127,799	2,645,439
Broadcom Corp., Class A†#	4,450	68,130
C.H. Robinson Worldwide, Inc.#	4,598	234,866
Calpine Corp.#	32,417	290,456
Capital One Financial Corp.#	11,525	396,575
Cardinal Health, Inc.	6,110	198,697
Caterpillar, Inc.#	27,385	1,122,511
Celgene Corp.	8,339	434,462
CenturyTel, Inc.#	13,974	371,149
Chesapeake Energy Corp.#	17,262	296,561
Chubb Corp.#	12,732	653,916
Cisco Systems, Inc.†	175,461	2,902,125
Citigroup, Inc.	156,728	1,299,275
Clorox Co.#	3,176	187,892
CME Group, Inc.	977	207,075
Colgate - Palmolive Co.	38,176	2,484,112
ConAgra Foods, Inc.	14,465	213,359
Costco Wholesale Corp.	22,877	1,177,479
Crown Holdings, Inc.	4,609	73,974
CSX Corp.#	38,228	1,423,611
Cummins, Inc.	8,113	207,531
CVS Caremark Corp.†	47,394	1,371,108
Danaher Corp.#	28,642	1,593,641
Deere & Co.	18,044	628,112
Dell, Inc.†#	35,805	399,942
Devon Energy Corp.	30,881	2,233,932
Diamond Offshore Drilling, Inc.#	2,208	162,950
DPL, Inc.†#	18,277	380,527
eBay, Inc.†	22,296	292,746
Ecolab, Inc.	12,124	465,440
El Paso Corp.†#	48,055	355,126
Eli Lilly & Co.	74,186	2,533,452
Embarq Corp.	19,490	636,154
EMC Corp.†#	50,773	536,671
EOG Resources, Inc.	15,580	1,324,612
Equity Residential	2,279	69,350
Expeditors International of Washington, Inc.	5,093	170,259
Express Scripts, Inc.†	6,199	356,505
Fluor Corp.	4,359	198,509
Forest Laboratories, Inc.	21,169	511,866
Franklin Resources, Inc.#	4,603	279,632
Frontier Communications Corp.#	10,021	87,383
Genentech, Inc.†	15,312	1,172,899
General Mills, Inc.	18,245	1,152,537
Genuine Parts Co.#	2,489	97,444
Gilead Sciences, Inc.#	24,532	1,098,788
Google, Inc., Class A†	5,094	1,492,338
H.J. Heinz Co.	17,336	673,330
Halliburton Co.	30,174	531,062
Hess Corp.	15,096	815,788
Hewlett - Packard Co.	95,566	3,371,569
JPMorgan Chase & Co.	109,455	3,465,345
Kellogg Co.	21,937	952,724
Kimberly - Clark Corp.	36,203	2,092,171
Kohl’s Corp.†#	5,027	164,182
Kraft Foods, Inc., Class A	83,943	2,284,089
Lowe’s Cos., Inc.	53,044	1,095,889
Marsh & McLennan Cos., Inc.	17,322	441,711
Mastercard, Inc., Class A#	1,501	218,095
McDonald’s Corp.	49,600	2,914,000
Medco Health Solutions, Inc.#	11,526	484,092

AIG Retirement Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)(6)

COMMON STOCK (continued)
United States (continued)
Medtronic, Inc.	61,995	$1,892,087
Merck & Co., Inc.	100,914	2,696,422
Merrill Lynch & Co., Inc.	25,560	337,903
MetLife, Inc.	23,760	683,338
Microsoft Corp.†	226,050	4,570,731
Mirant Corp.	6,491	111,775
Murphy Oil Corp.	21,582	950,687
National - Oilwell Varco, Inc.†	5,688	160,914
News Corp., Class A	109,941	868,534
NIKE, Inc., Class B	21,060	1,121,445
Noble Energy, Inc.†	9,774	510,985
Norfolk Southern Corp.	30,573	1,512,446
Northern Trust Corp.	4,512	207,056
NRG Energy, Inc.†#	7,164	169,715
OGE Energy Corp.#	11,842	313,695
Omnicom Group, Inc.#	8,903	251,866
Oracle Corp.†	143,548	2,309,687
PACCAR, Inc.†#	19,678	548,426
Paychex, Inc.#	7,042	199,007
Pepco Holdings, Inc.	54,526	980,923
Pitney Bowes, Inc.	9,871	243,912
PNC Financial Services Group, Inc.#	11,787	622,000
Praxair, Inc.	24,267	1,432,966
Precision Castparts Corp.	12,163	762,620
Prudential Financial, Inc.	9,107	197,622
Public Storage	2,721	190,171
Puget Energy, Inc.	12,412	303,846
QUALCOMM, Inc.	63,666	2,137,268
Quest Diagnostics, Inc.	3,033	141,247
Questar Corp.#	15,636	503,323
Qwest Communications International, Inc.#	54,855	175,536
R.R. Donnelley & Sons Co.	7,687	98,086
Republic Services, Inc.#	4,083	97,992
Safeway, Inc.	26,697	581,995
Sara Lee Corp.	22,996	211,103
Schering - Plough Corp.	65,819	1,106,417
Seagate Technology(1)(2)(3)	22,401	0
Simon Property Group, Inc.#	5,552	263,720
Southern Copper Corp.#	30,555	420,437
Southwest Airlines Co.	31,750	274,638
Southwestern Energy Co.	10,654	366,178
Spectra Energy Corp.	65,221	1,060,493
Sprint Nextel Corp.†	83,800	233,802
St. Jude Medical, Inc.	12,207	342,162
Staples, Inc.#	9,228	160,198
State Street Corp.	10,266	432,301
Stericycle, Inc.#	4,291	245,874
Stryker Corp.	21,475	835,807
SunTrust Banks, Inc.#	6,256	198,503
Synthes, Inc.	3,724	432,948
Sysco Corp.	27,296	640,091
Target Corp.#	26,313	888,327
The AES Corp.#	38,577	296,657
The Bank of New York Mellon Corp.	35,591	1,075,204
The Charles Schwab Corp.	21,970	402,710
The Coca-Cola Co.	74,354	3,484,972
The DIRECTV Group, Inc.†#	25,661	564,799
The Estee Lauder Cos., Inc., Class A†	2,507	69,945
The Gap, Inc.	17,127	222,994
The Hershey Co.†#	2,461	88,596
The Mosaic Co.†	5,142	156,060
The Sherwin - Williams Co.#	4,798	282,746

Security Description	Shares/ Principal Amount	Market Value (Note 2)(6)

United States (continued)
The Travelers Cos., Inc.	25,242	$1,101,813
The Walt Disney Co.	98,288	2,213,446
The Western Union Co.†	11,165	148,160
Time Warner Cable, Inc. Class A#	14,760	299,628
Time Warner, Inc.#	121,594	1,100,426
TJX Cos., Inc.	13,946	318,248
UnitedHealth Group, Inc.†	34,067	715,748
US Bancorp#	79,613	2,147,959
Viacom, Inc., Class B†	19,641	312,685
Visa, Inc., Class A#	8,046	422,898
Wachovia Corp.	35,655	200,381
Walgreen Co.#	37,050	916,617
Watson Pharmaceuticals, Inc.#	4,758	113,003
WellPoint, Inc.†	18,854	671,202
Williams Cos., Inc.	52,362	849,312
Windstream Corp.#	35,689	316,205
WW Grainger, Inc.#	7,923	559,126
Yahoo!, Inc.†	17,000	195,670
Zimmer Holdings, Inc.	7,880	294,082

		128,539,759

Total Common Stock
(cost $423,602,379)		280,211,420

PREFERRED STOCK — 0.4%
Germany — 0.4%
Bayerische Motoren Werke AG	31,034	569,272
Henkel AG & Co KGaA	20,400	579,191

Total Preferred Stock
(cost $1,936,238)		1,148,463

RIGHTS — 0.0%
Australia — 0.0%
Incitec Pivot, Ltd. Expires 12/04/08	10,323	1,014

Belgium — 0.0%
Fortis, Inc. Expires 07/04/14†	40,145	0

Sweden — 0.0%
Swedbank AB Expires 12/16/08†	6,900	3,730

United Kingdom — 0.0%
Standard Chartered PLC 12/17/08†	2,207	13,942

Total Rights
(cost $57,927)		18,686

Total Long-Term Investment Securities
(cost $425,596,543)		281,378,569

SHORT-TERM INVESTMENT SECURITIES — 10.9%
Collective Investment Pool — 8.7%
Securities Lending Quality Trust(4)	26,270,446	25,167,087

Commercial Paper — 1.7%
Erste Finance LLC 0.50% due 12/01/08	$5,000,000	5,000,000

U.S. Government Treasuries — 0.5%
United States Treasury Bills 0.02% due 12/18/08 @	400,000	399,996
0.02% due 01/22/09 @	530,000	529,985
0.07% due 01/15/09 @	500,000	499,956

		1,429,937

Total Short-Term Investment Securities
(cost $32,700,383)		31,597,024

AIG Retirement Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)(6)

REPURCHASE AGREEMENT — 1.1%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 11/30/08, to be repurchased 12/01/08 in the amount of $3,3134,003 and collateralized by Federal National Mtg. Assoc. Bonds, bearing interest at 4.75%, due 11/19/2012 and having an approximate value of $3,233,000 (cost $3,134,000)	$3,134,000	$3,134,000

TOTAL INVESTMENTS
(cost $461,430,926)(5)	108.7%	316,109,593
Liabilities in excess of other assets	(8.7)	(25,263,837)

NET ASSETS —	100.0%	$290,845,756

†	Non-income producing security
#	The security or a portion thereof is out on loan (See Note 2)
@	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	Fair valued security; see Note 2
(2)	Illiquid security. At November 30, 2008, the aggregate value of these securities was $0.00, representing 0.0% of net assets.
(3)	To the extent permitted by the Statement of Additional Information, the Global Social Awareness Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2008, the Global Social Awareness Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
Seagate Technology Common Stock	11/22/2000	22,401	$0	$0	$0.00	0.00%

(4)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(5)	See Note 5 for cost of investments on a tax basis.
(6)	A substantial number of the portfolio’s holdings were valued using the fair value procedures at November 30, 2008. At November 30, 2008, the aggregate value of these securities was $136,488,874 representing 46.9% of net assets. See Note 2 regarding fair value pricing procedures for foreign equity securities.

CVA—Certification Van Aan delen (Dutch Cert.)

SDR—Swedish Depository Receipt

FDR—Fiduciary Depository Receipts

Open Futures Contracts
Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of November 30, 2008	Unrealized Appreciation (Depreciation)
49 Long	S & P 500 Index	December 2008	$10,754,407	$10,967,425	$213,018

See Notes to financial Statements

AIG Retirement Company I Global Strategy Fund

PORTFOLIO PROFILE — November 30, 2008 (Unaudited)

Industry Allocation*

Sovereign	31.3%
Collective Investment Pool	7.3
Medical — Drugs	6.2
Oil Companies — Integrated	4.3
Foreign Government Treasuries	2.6
Telephone — Integrated	2.5
Multimedia	2.4
Insurance — Multi-line	2.2
Banks — Commercial	1.6
Telecom Services	1.6
Cable TV	1.5
U.S. Government Agencies	1.4
Applications Software	1.4
Electric — Integrated	1.3
Diversified Manufacturing Operations	1.2
Medical — Biomedical/Gene	1.2
Cellular Telecom	1.2
Transport — Services	1.2
Insurance Brokers	1.0
Aerospace/Defense	1.0
Photo Equipment & Supplies	0.9
Enterprise Software/Service	0.9
Medical Labs & Testing Services	0.9
Electronic Components — Semiconductors	0.8
Auto — Cars/Light Trucks	0.8
Security Services	0.8
Computer Services	0.7
Electronic Components — Misc.	0.7
Medical — Generic Drugs	0.7
Paper & Related Products	0.7
Food — Misc.	0.7
Insurance — Property/Casualty	0.6
Toys	0.6
Beverages — Non-alcoholic	0.6
Insurance — Reinsurance	0.6
Retail — Discount	0.6
Food — Catering	0.6
Banks — Fiduciary	0.5
Networking Products	0.5
Publishing — Books	0.5
Real Estate Operations & Development	0.5
Insurance — Life/Health	0.5
Television	0.5
Retail — Apparel/Shoe	0.4
Retail — Building Products	0.4
Diversified Operations	0.4
Diversified Minerals	0.4
Power Converter/Supply Equipment	0.3
Electric — Distribution	0.3
Pipelines	0.3
Medical Instruments	0.3
Finance — Consumer Loans	0.3
Computers — Periphery Equipment	0.3
Medical Products	0.3
Human Resources	0.2
Investment Management/Advisor Services	0.2
Distribution/Wholesale	0.2
Computers — Memory Devices	0.2
Building Products — Cement	0.2
Semiconductor Components — Integrated Circuits	0.1
Metal — Aluminum	0.1

94.5%

Country Allocation*

United States	25.5%
United Kingdom	9.4
France	5.8
South Korea	5.4
Sweden	3.8
Germany	3.8
Mexico	3.5
Japan	3.2
Poland	2.8
Malaysia	2.6
Egypt	2.6
Switzerland	2.5
Brazil	2.4
Indonesia	2.2
Australia	2.0
Singapore	1.7
Luxembourg	1.6
Bermuda	1.5
Netherlands	1.4
Italy	1.2
Norway	1.2
Spain	1.1
Hong Kong	0.9
Russia	0.9
Taiwan	0.9
New Zealand	0.7
South Africa	0.7
Finland	0.7
Israel	0.6
Argentina	0.6
Austria	0.5
Denmark	0.2
Hungary	0.2
Cayman Islands	0.2
Ireland	0.1
Canada	0.1

94.5%

*	Calculated as a percentage of net assets

AIG Retirement Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 51.5%
Australia — 0.1%
Alumina, Ltd.#(1)	323,481	$271,195

Austria — 0.5%
Telekom Austria AG(1)	120,080	1,607,780

Bermuda — 1.5%
Accenture, Ltd., Class A	84,340	2,612,853
Covidien, Ltd.	25,291	931,973
Invesco, Ltd.#	62,094	779,280
Tyco Electronics, Ltd.	25,291	416,796
Tyco International, Ltd.	25,291	528,582

		5,269,484

Cayman Islands — 0.2%
Seagate Technology	161,636	680,488

Denmark — 0.2%
Vestas Wind Systems A/S†(1)	16,068	730,397

Finland — 0.7%
UPM - Kymmene Oyj(1)	168,687	2,432,837

France — 3.9%
AXA SA(1)	119,489	2,287,068
France Telecom SA ADR	153,242	3,942,917
Sanofi - Aventis#(1)	47,002	2,607,174
Total SA(1)	66,840	3,506,731
Vivendi(1)	55,790	1,581,103

		13,924,993

Germany — 3.1%
Bayerische Motoren Werke AG#(1)	55,255	1,392,093
Deutsche Post AG(1)	144,737	2,086,012
E.ON AG(1)	63,567	2,240,797
Infineon Technologies AG ADR†	165,670	389,324
Merck KGaA(1)	19,110	1,605,561
SAP AG ADR#	29,010	990,401
Siemens AG ADR	39,400	2,352,180

		11,056,368

Hong Kong — 0.9%
Cheung Kong Holdings, Ltd.(1)	190,324	1,777,954
Swire Pacific, Ltd., Class A(1)	220,766	1,485,578

		3,263,532

Ireland — 0.1%
CRH, PLC(1)	24,010	527,412

Israel — 0.6%
Check Point Software Technologies, Ltd.†	111,959	2,307,475

Italy — 1.2%
ENI SpA(1)	127,040	2,881,589
Intesa Sanpaolo SpA(1)	401,765	1,214,445

		4,096,034

Japan — 3.2%
AIFUL Corp.(1)	49	126
FUJIFILM Holdings Corp.(1)	80,707	1,952,036
Mitsubishi UFJ Financial Group, Inc.(1)	116,000	634,287
Nintendo Co., Ltd.(1)	7,124	2,205,629
Nomura Holdings, Inc.(1)	6	43
Olympus Corp.#	67,000	1,390,418
Promise Co., Ltd.#(1)	53,600	1,102,006
Sumitomo Mitsui Financial Group, Inc.#(1)	155	568,728
Takeda Pharmaceutical Co., Ltd.(1)	47,679	2,304,143
Toyota Motor Co. ADR#	21,910	1,382,521

		11,539,937

Security Description	Shares	Market Value (Note 2)

Netherlands — 1.2%
ING Groep NV CVA(1)	119,487	$1,003,256
Koninklijke Philips Electronics NV(1)	98,376	1,604,527
Reed Elsevier NV(1)	155,953	1,832,613

		4,440,396

Norway — 0.4%
Telenor ASA#(1)	241,162	1,306,583

Singapore — 1.3%
DBS Group Holdings, Ltd.(1)	219,397	1,356,999
Singapore Telecommunications, Ltd.(1)	1,667,000	2,799,329
Venture Corp., Ltd.#(1)	193,962	529,910

		4,686,238

South Africa — 0.5%
Sasol, Ltd. ADR#	63,630	1,817,273

South Korea — 1.2%
KB Financial Group, Inc. ADR†#	33,378	680,577
Samsung Electronics Co., Ltd.(1)	7,582	2,507,867
SK Telecom Co., Ltd. ADR	58,720	951,851

		4,140,295

Spain — 1.1%
Gamesa Corp. Tecnologica SA(1)	28,200	474,272
Telefonica SA ADR	56,803	3,467,255

		3,941,527

Switzerland — 2.5%
ACE, Ltd.	57,657	3,012,578
Adecco SA(1)	26,910	798,425
Novartis AG(1)	43,790	2,047,229
Roche Holding AG(1)	6,360	894,332
Swiss Reinsurance(1)	51,330	2,114,521

		8,867,085

Taiwan — 0.9%
Chunghwa Telecom Co., Ltd. ADR	98,812	1,545,420
Lite - On Technology Corp.(1)	1,517,262	1,076,021
Taiwan Semiconductor Manufacturing Co., Ltd.(1)	383,000	472,705

		3,094,146

United Kingdom — 9.4%
Aviva PLC(1)	220,880	1,370,983
BAE Systems PLC(1)	378,499	2,084,391
BP PLC(1)	426,865	3,462,503
British Sky Broadcasting Group PLC(1)	255,698	1,746,540
Compass Group PLC(1)	429,640	2,041,579
G4S PLC(1)	855,503	2,688,796
GlaxoSmithKline PLC(1)	126,106	2,188,699
HSBC Holdings PLC(1)	88,253	948,411
Kingfisher PLC(1)	813,980	1,497,372
National Grid PLC(1)	114,673	1,194,666
Old Mutual PLC(1)	490,164	415,069
Pearson PLC(1)	206,609	1,984,627
Rolls - Royce Group PLC†(1)	268,827	1,301,647
Rolls - Royce Group PLC, Class C (Entitlement Shares)(7)	15,376,904	23,693
Royal Bank of Scotland Group PLC(1)	436,626	372,733
Royal Dutch Shell PLC, Class B(1)	142,106	3,769,085
Unilever PLC(1)	101,385	2,339,292
Vodafone Group PLC ADR	163,547	3,202,250
Wolseley PLC(1)	144,960	684,911

		33,317,247

United States — 16.8%
Abbott Laboratories	39,799	2,085,070
Amgen, Inc.†	78,240	4,345,450

AIG Retirement Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares/ Principal Amount(6)		Market Value (Note 2)

COMMON STOCK (continued)
United States (continued)
AON Corp.		78,710	$3,565,563
Boston Scientific Corp.†		182,961	1,128,869
Bristol - Myers Squibb Co.		88,390	1,829,673
Cisco Systems, Inc.†		112,580	1,862,073
Comcast Corp., Special Class A#		171,115	2,869,598
Dr. Pepper Snapple Group, Inc.†		132,570	2,139,680
El Paso Corp.†#		156,326	1,155,249
General Electric Co.		87,630	1,504,607
Merck & Co., Inc.		100,530	2,686,162
Microsoft Corp.		126,124	2,550,227
News Corp., Class A		206,437	1,630,852
Oracle Corp.†		132,880	2,138,039
Pfizer, Inc.		223,479	3,671,760
PG&E Corp.#		64,820	2,465,753
Quest Diagnostics, Inc.		65,980	3,072,689
Target Corp.#		60,653	2,047,645
The Bank of New York Mellon Corp.		61,870	1,869,093
The DIRECTV Group, Inc.†#		102,896	2,264,741
The Gap, Inc.		116,950	1,522,689
The Progressive Corp.#		150,810	2,265,166
Time Warner, Inc.#		194,916	1,763,990
Torchmark Corp.#		37,420	1,352,733
United Parcel Service, Inc., Class B#		35,370	2,037,312
Viacom, Inc., Class B†		90,980	1,448,402
Watson Pharmaceuticals, Inc.†#		107,040	2,542,200

			59,815,285

Total Common Stock
(cost $268,613,449)			183,134,007

PREFERRED STOCK — 0.4%
Brazil — 0.4%
Cia Vale do Rio Doce ADR
(cost $1,284,880)		125,110	1,362,448

FOREIGN GOVERNMENT AGENCIES — 31.3%
Argentina — 0.6%
Republic of Argentina Senior Bonds 3.13% due 08/03/12(2)		8,923,000	2,186,135

Australia — 1.9%
New South Wales Treasury Corp. Bonds Local Government Guar. 5.50% due 03/01/17	AUD	2,575,000	1,727,429
New South Wales Treasury Corp. Local Government Guar. 6.00% due 05/01/12	AUD	2,510,000	1,715,117
Queensland Treasury Corp. Local Government Guar. 6.00% due 07/14/09	AUD	2,140,000	1,417,365
Queensland Treasury Corp. Local Government Guar. 6.00% due 08/14/13	AUD	525,000	361,325
Queensland Treasury Corp. Local Government Guar. 6.00% due 09/14/17	AUD	1,050,000	728,763
Queensland Treasury Corp. Local Government Guar. 7.13% due 09/18/17*	NZD	1,250,000	744,287

			6,694,286

Brazil — 2.0%
Brazil Nota do Tesouro Nacional Notes 6.00% due 05/15/15	BRL	1,700,000	1,099,795

Security Description	Principal Amount(6)		Market Value (Note 2)

Brazil (continued)
Brazil Nota do Tesouro Nacional Notes 6.00% due 05/15/45	BRL	4,750,000	$2,814,490
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/12	BRL	1,815,000	714,617
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/14	BRL	2,950,000	1,028,356
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/17	BRL	5,200,000	1,626,939

			7,284,197

Canada — 0.1%
Province of Ontario Notes 6.25% due 06/16/15	NZD	528,000	298,608

France — 1.9%
Government of France Bonds 4.25% due 10/25/17	EUR	5,200,000	6,931,801

Germany — 0.7%
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 0.67% due 08/08/11(2)	JPY	122,000,000	1,276,869
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 6.50% due 11/15/11	NZD	2,059,000	1,174,246

			2,451,115

Hungary — 0.2%
Republic of Hungary Bonds 5.75% due 06/11/18	EUR	650,000	700,076

Indonesia — 2.2%
Republic of Indonesia Bonds 6.88% due 01/17/18		230,000	149,938
Republic of Indonesia Bonds 7.75% due 01/17/38		610,000	387,274
Republic of Indonesia Bonds 8.50% due 10/12/35		100,000	64,140
Republic of Indonesia Bonds 9.00% due 09/15/18	IDR	2,780,000,000	157,360
Republic of Indonesia Bonds 9.50% due 07/15/23	IDR	7,720,000,000	421,016
Republic of Indonesia Bonds 10.00% due 02/15/28	IDR	6,235,000,000	338,251
Republic of Indonesia Bonds 10.25% due 07/15/22	IDR	1,280,000,000	75,251
Republic of Indonesia Bonds 10.25% due 07/15/27	IDR	1,640,000,000	91,507
Republic of Indonesia Bonds 10.75% due 05/15/16	IDR	39,900,000,000	2,630,158

AIG Retirement Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Principal Amount(6)		Market Value (Note 2)

FOREIGN GOVERNMENT AGENCIES (continued)
Indonesia (continued)
Republic of Indonesia Bonds 11.00% due 11/15/20	IDR	21,782,000,000	$1,377,128
Republic of Indonesia Bonds 12.80% due 06/15/21	IDR	15,947,000,000	1,133,262
Republic of Indonesia Bonds 12.90% due 06/15/22	IDR	8,530,000,000	607,403
Republic of Indonesia Bonds 14.28% due 12/15/13	IDR	4,200,000,000	336,410

			7,769,098

Luxembourg — 1.6%
European Investment Bank Senior Notes 0.69% due 09/21/11(2)	JPY	301,000,000	3,124,528
European Investment Bank Senior Notes 4.50% due 05/15/13	NOK	8,500,000	1,230,864
European Investment Bank Senior Notes 6.50% due 09/10/14	NZD	2,400,000	1,374,875

			5,730,267

Malaysia — 2.6%
Government of Malaysia Bonds 3.46% due 07/31/13	MYR	6,960,000	1,922,683
Government of Malaysia Bonds 3.76% due 04/28/11	MYR	900,000	250,894
Government of Malaysia Bonds 3.81% due 02/15/17	MYR	5,615,000	1,554,499
Government of Malaysia Bonds 4.24% due 02/07/18	MYR	13,060,000	3,752,168
Government of Malaysia Bonds 4.31% due 02/27/09	MYR	5,375,000	1,487,131
Government of Malaysia Bonds 7.00% due 03/15/09	MYR	970,000	270,561

			9,237,936

Mexico — 3.5%
United Mexican States Bonds 7.75% due 12/14/17	MXN	19,000,000	1,298,086
United Mexican States Bonds 8.00% due 12/19/13	MXN	32,400,000	2,306,494
United Mexican States Bonds 8.00% due 12/17/15	MXN$	53,000,000	3,724,804
United Mexican States Bonds 9.00% due 12/20/12	MXN	4,600,000	343,775
United Mexican States Bonds 10.00% due 12/05/24	MXN	58,700,000	4,652,363

			12,325,522

Security Description	Principal Amount(6)		Market Value (Note 2)

Netherlands — 0.2%
Government of the Netherlands Bonds 4.50% due 07/15/17	EUR	430,000	$581,592

New Zealand — 0.7%
Government of New Zealand Bonds 7.00% due 07/15/09#	NZD	4,490,000	2,499,765

Norway — 0.8%
Kingdom of Norway Bonds 6.00% due 05/16/11	NOK	16,000,000	2,416,445
Kingdom of Norway Bonds 6.50% due 05/15/13	NOK	2,050,000	328,331

			2,744,776

Poland — 2.8%
Government of Poland Bonds 5.75% due 09/23/22	PLN	1,590,000	526,325
Government of Poland Bonds 6.00% due 05/24/09	PLN	23,500,000	7,873,856
Government of Poland Bonds 6.25% due 10/24/15	PLN	4,150,000	1,409,836

			9,810,017

Russia — 0.9%
Russian Federation Senior Bonds 7.50% due 03/31/30(4)		2,097,200	1,740,676
Russian Federation Senior Bonds 7.50% due 03/31/30*(4)		1,838,480	1,516,746

			3,257,422

Singapore — 0.4%
Government of Singapore Bonds 2.38% due 10/01/09	SGD	1,315,000	880,769
Government of Singapore Bonds 4.38% due 01/15/09	SGD	815,000	541,032

			1,421,801

South Africa — 0.2%
Republic of South Africa Senior Notes 4.50% due 04/05/16	EUR	275,000	254,962
Republic of South Africa Bonds 5.25% due 05/16/13	EUR	290,000	311,484
Republic of South Africa Senior Notes 6.50% due 06/02/14		120,000	102,000

			668,446

South Korea — 4.2%
KDICB Redemption Fund Bonds 5.28% due 02/15/13	KRW	1,104,000,000	725,133
Republic of South Korea Bonds 5.00% due 09/10/16	KRW	80,000,000	52,968

AIG Retirement Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares/ Principal Amount(6)		Market Value (Note 2)

FOREIGN GOVERNMENT AGENCIES (continued)
South Korea (continued)
Republic of South Korea Bonds 5.25% due 09/10/12	KRW	6,755,000,000	$4,646,999
Republic of South Korea Bonds 5.25% due 03/10/27	KRW	6,982,000,000	4,435,324
Republic of South Korea Bonds 5.50% due 09/10/17	KRW	7,412,000,000	5,018,408

			14,878,832

Sweden — 3.8%
Kingdom of Sweden Bonds 4.00% due 12/01/09	SEK	12,160,000	1,529,066
Kingdom of Sweden Bonds 5.00% due 01/28/09	SEK	63,650,000	7,883,551
Kingdom of Sweden Bonds 5.50% due 10/08/12	SEK	27,480,000	3,770,547
Svensk Exportkredit AB Senior Notes 7.63% due 06/30/14	NZD	715,000	385,863

			13,569,027

Total Foreign Government Agencies
(cost $139,493,942)			111,040,719

OPTIONS - PURCHASED — 0.0%
Brazilian Real Currency January 09 (strike price $2.05) (cost $3,750)		10	14,143

Total Long-Term Investment Securities
(cost $409,396,021)			295,551,317

SHORT-TERM INVESTMENT SECURITIES — 11.3%
Collective Investment Pool — 7.3%
United States — 7.3%
Securities Lending Quality Trust(3)		27,127,542	25,988,185

FOREIGN GOVERNMENT TREASURIES — 2.6%
Egypt — 2.6%
Egypt Treasury Bills 6.88% due 01/13/09	EGP	8,175,000	1,454,943
Egypt Treasury Bills 6.90% due 01/13/09	EGP	8,175,000	1,454,943
Egypt Treasury Bills 6.92% due 01/13/09	EGP	8,150,000	1,450,494
Egypt Treasury Bills 7.47% due 04/14/09	EGP	25,000	4,313
Egypt Treasury Bills 7.62% due 04/14/09	EGP	25,000	4,314
Egypt Treasury Bills 10.07% due 06/30/09	EGP	1,850,000	311,021
Egypt Treasury Bills 10.16% due 06/30/09	EGP	1,850,000	311,021
Egypt Treasury Bills 10.24% due 06/30/09	EGP	1,850,000	311,021
Egypt Treasury Bills 10.71% due 08/11/09	EGP	2,525,000	418,611
Egypt Treasury Bills 10.92% due 08/18/09	EGP	5,475,000	905,602
Egypt Treasury Bills 10.96 due 08/18/09	EGP	5,475,000	905,603

Security Description	Shares/ Principal Amount(6)		Market Value (Note 2)

Egypt Treasury Bills 11.94% due 09/01/09	EGP	6,225,000	$1,024,930
Egypt Treasury Bills 12.86 due 09/22/09	EGP	3,900,000	637,752

			9,194,568

U.S. GOVERNMENT AGENCIES — 1.4%
United States — 1.4%
Federal Home Loan Bank Disc. Notes 0.08% due 12/01/08		$1,280,000	1,280,000
0.10% due 12/01/08		3,838,000	3,838,000

			5,118,000

Total Short-Term Investment Securities
(cost $41,687,955)			40,300,753

TOTAL INVESTMENTS
(cost $451,083,976)(5)		94.5%	335,852,070
Other assets less liabilities		5.5	19,576,791

NET ASSETS —		100.0%	$355,428,861

#	The security or a portion thereof is out on loan (See Note 2)
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2008, the aggregate value of these securities was $2,261,033 representing 0.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at November 30, 2008. See Note 2 regarding fair value pricing procedures for foreign equity securities.
(2)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of November 30, 2008.
(3)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(4)	“Step up” security where the rate increases (“step-up”) at a predetermined rate. The rate reflected is as of November 30, 2008.
(5)	See Note 5 for cost of investments on a tax basis.
(6)	Denominated in United States Dollars unless otherwise indicated.
(7)	Illiquid security. At November 30, 2008, the aggregate value of these securities was $23,693 representing 0.0% of net assets.

ADR—American Depository Receipt

CVA—Certification Van Aandelen (Dutch Cert.)

AIG Retirement Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Open Forward Foreign Currency Contracts
Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized Appreciation
AUD	347,748	VND	4,841,443,000	03/23/2009	$41,704
AUD	95,263	VND	1,356,757,000	05/29/2009	11,003
AUD	82,923	VND	1,180,505,000	06/02/2009	9,446
AUD	350,727	VND	4,997,929,000	06/22/2009	38,974
AUD	255,992	CNY	1,184,807	10/13/2009	3,115
AUD	429,286	CNY	2,021,641	10/19/2009	10,153
EUR	287,500	JPY	45,119,675	12/08/2008	107,252
EUR	1,547,611	USD	2,256,339	01/28/2009	291,828
EUR	2,170,100	USD	3,162,435	01/29/2009	407,761
EUR	622,349	USD	912,737	02/04/2009	122,763
EUR	972,763	USD	1,405,205	02/19/2009	170,482
EUR	4,495,894	USD	6,534,958	02/23/2009	828,401
EUR	4,495,894	JPY	691,675,308	02/23/2009	1,561,006
EUR	1,498,631	USD	2,190,249	02/25/2009	288,074
EUR	2,997,263	JPY	461,568,011	02/25/2009	1,045,870
EUR	2,997,262	USD	4,382,057	02/26/2009	577,716
EUR	1,498,631	JPY	229,840,541	02/26/2009	513,137
EUR	6,743,842	JPY	1,048,579,012	02/27/2009	2,459,871
EUR	9,741,103	USD	14,368,578	02/27/2009	2,004,497
EUR	1,498,632	USD	2,246,390	03/03/2009	344,234
EUR	2,247,948	USD	3,362,765	03/04/2009	509,529
EUR	749,316	JPY	115,243,302	03/09/2009	260,564
EUR	749,316	USD	1,128,545	03/09/2009	177,459
EUR	561,987	JPY	86,149,797	03/10/2009	192,489
EUR	749,316	USD	1,132,179	03/10/2009	181,092
EUR	749,316	USD	1,145,041	03/17/2009	193,945
EUR	96,090	RUB	4,104,000	03/20/2009	8,410
EUR	3,184,592	JPY	493,162,546	04/06/2009	1,149,266
EUR	1,122,996	JPY	174,696,065	04/14/2009	414,232
EUR	3,368,987	SGD	7,102,779	04/14/2009	436,094
EUR	2,305,096	USD	3,566,206	04/14/2009	640,269
EUR	591,050	SGD	1,230,838	04/17/2009	66,477
EUR	1,773,150	SGD	3,711,912	04/20/2009	212,592
EUR	589,421	MYR	2,872,543	04/21/2009	46,603
EUR	294,711	SGD	617,243	04/24/2009	35,594
EUR	294,711	SGD	615,209	04/27/2009	34,292
EUR	191,562	SGD	391,380	05/06/2009	16,736
EUR	1,137,152	USD	1,752,948	06/10/2009	309,338
EUR	1,785,628	SGD	3,715,000	07/07/2009	205,168
EUR	1,113,200	MYR	5,625,000	07/07/2009	147,330
EUR	375,660	SGD	776,546	07/13/2009	39,905
EUR	751,320	USD	1,161,484	07/13/2009	207,446
EUR	288,969	MYR	1,439,355	07/14/2009	32,566
EUR	375,660	SGD	777,718	07/14/2009	40,698
EUR	433,454	TWD	19,864,541	07/14/2009	49,868
EUR	751,319	USD	1,162,776	07/14/2009	208,732
EUR	710,863	MYR	3,556,405	07/15/2009	84,473
EUR	375,660	SGD	784,234	07/15/2009	45,049
EUR	595,276	TWD	27,468,183	07/15/2009	74,176
EUR	751,319	USD	1,174,763	07/15/2009	220,711
EUR	184,940	MYR	924,885	07/16/2009	21,886
EUR	80,911	TWD	3,746,179	07/16/2009	10,467
EUR	187,830	MYR	939,751	07/17/2009	22,352
EUR	187,830	SGD	390,273	07/17/2009	21,310
EUR	187,830	TWD	8,709,395	07/17/2009	24,695
EUR	375,660	USD	589,711	07/17/2009	112,678
EUR	14,484	JPY	2,350,000	07/22/2009	6,461
EUR	288,969	USD	449,997	07/22/2009	83,034
EUR	130,036	MYR	654,224	07/24/2009	16,524
EUR	187,830	SGD	390,716	07/24/2009	21,652
EUR	205,168	TWD	9,462,040	07/24/2009	25,478
EUR	664,629	USD	1,039,678	07/24/2009	195,652
EUR	176,033	MYR	883,157	07/31/2009	21,738
EUR	357,451	MYR	1,771,456	08/05/2009	38,148
EUR	572,991	JPY	89,281,600	08/21/2009	217,662

AIG Retirement Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized Appreciation
EUR	283,914	JPY	44,279,200	08/26/2009	$108,367
EUR	213,333	CNY	2,048,000	09/18/2009	20,876
EUR	1,333,312	CNY	8,406,359	09/23/2009	124,268
EUR	586,635	CNY	5,693,000	09/24/2009	65,844
EUR	2,998,568	JPY	448,000,000	09/28/2009	940,820
EUR	40,887	MYR	200,000	09/30/2009	3,719
EUR	532,033	CNY	5,013,880	10/15/2009	37,526
EUR	714,178	JPY	95,000,000	10/15/2009	100,425
EUR	538,839	CNY	5,038,333	10/16/2009	32,313
EUR	725,187	CNY	6,753,219	10/19/2009	39,391
EUR	1,323,688	JPY	175,339,678	10/21/2009	178,596
EUR	915,000	JPY	110,756,175	11/18/2009	13,389
EUR	248,909	USD	190,735	11/30/2009	6,393
GBP	890,000	USD	1,729,466	04/07/2009	357,155
GBP	590,308	SGD	1,544,092	04/14/2009	114,211
GBP	441,513	MYR	2,653,069	04/27/2009	53,358
GBP	147,171	MYR	889,678	04/30/2009	19,281
GBP	147,171	MYR	886,955	05/07/2009	18,578
KRW	974,497,000	CHF	1,177,896	12/09/2008	306,152
KRW	686,977,200	SGD	1,059,414	12/10/2008	231,450
KRW	10,363,400,000	CHF	11,940,346	01/20/2009	2,728,077
*KRW	1,675,424,100	USD	1,758,422	01/23/2009	603,689
KRW	587,937,813	CHF	669,351	01/30/2009	147,723
KRW	3,997,212,957	USD	4,199,944	01/30/2009	1,441,773
*KRW	625,224,600	USD	660,000	02/27/2009	227,831
*KRW	621,852,000	USD	660,000	03/04/2009	230,037
KRW	1,320,000,000	CHF	1,362,878	03/27/2009	216,166
KRW	516,499,500	CHF	534,254	04/01/2009	85,373
KRW	660,000,000	CHF	684,749	04/06/2009	110,777
MXN	76,402,995	USD	6,743,872	02/06/2009	1,164,117
MXN	1,354,762	TWD	3,781,953	07/24/2009	19,186
MXN	3,000,000	USD	281,162	07/29/2009	70,682
MXN	12,717,976	USD	1,200,999	07/31/2009	309,033
MXN	7,450,890	USD	702,980	08/04/2009	180,803
NZD	110,442	VND	1,306,187,633	02/12/2009	13,356
NZD	147,399	VND	1,745,548,404	02/20/2009	17,672
NZD	4,057,505	INR	125,200,000	02/27/2009	262,114
NZD	316,160	VND	3,831,383,506	08/14/2009	31,139
RON	3,785,274	CZK	24,930,739	02/12/2009	10,083
RON	1,383,707	CZK	9,157,511	02/17/2009	6,583
USD	260,000	KZT	33,774,000	12/22/2008	18,007
USD	948,928	KZT	121,700,000	01/16/2009	42,539
USD	1,900,391	KZT	243,250,000	01/20/2009	78,201
USD	1,096,079	KRW	1,252,680,000	02/25/2009	223,921
USD	360,000	KZT	46,512,000	02/26/2009	12,207
USD	2,073,501	KZT	267,156,208	02/27/2009	63,391
USD	307,687	IDR	4,243,000,000	05/18/2009	19,917
USD	4,199,034	JPY	400,000,000	05/21/2009	20,284
USD	76,891	IDR	1,113,000,000	05/22/2009	8,914
USD	76,912	IDR	1,086,000,000	11/17/2009	1,889
USD	1,037,000	JPY	98,618,700	11/18/2009	10,705
USD	384,375	IDR	5,894,000,000	11/23/2009	42,141

					$29,108,569

Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized Depreciation
AUD	1,779,340	RUB	37,400,978	09/24/2009	$ (74,341)
AUD	989,397	RUB	20,583,874	09/28/2009	(48,248)
AUD	291,417	VND	3,588,678,191	10/07/2009	(2,189)
EUR	2,470,600	SEK	23,782,000	09/22/2009	(198,829)
EUR	935,736	SEK	9,000,000	09/23/2009	(76,227)
EUR	344,304	CHF	510,000	10/27/2009	(10,821)
EUR	346,197	CHF	504,098	10/28/2009	(18,156)
EUR	37,905	USD	47,981	11/19/2009	(210)

AIG Retirement Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized Depreciation
EUR	96,096	RUB	4,295,000	11/20/2009	$(1,045)
EUR	422,060	USD	531,331	11/20/2009	(5,255)
EUR	279,029	USD	347,685	11/24/2009	(7,074)
EUR	99,849	USD	124,962	11/25/2009	(1,989)
MXN	16,171,585	INR	56,133,188	01/27/2009	(72,123)
MXN	6,426,756	CLP	280,527,914	05/15/2009	(43,119)
MXN	4,398,010	CLP	191,410,201	05/20/2009	(30,104)
MXN	9,362,023	RUB	20,792,116	06/10/2009	(32,168)
MXN	3,676,778	CLP	166,315,374	06/12/2009	(15,089)
MXN	28,981,900	RUB	64,357,736	06/16/2009	(103,722)
MXN	5,689,801	RUB	12,546,687	07/10/2009	(25,986)
MXN	2,941,721	RUB	6,476,984	07/13/2009	(13,917)
MXN	1,354,762	RUB	3,040,086	07/24/2009	(5,026)
MXN	1,322,091	RUB	3,161,383	09/17/2009	(671)
NZD	5,822,756	IDR	39,218,010,507	08/04/2009	(176,205)
NZD	685,574	RUB	11,503,937	08/12/2009	(32,209)
NZD	334,645	RUB	5,600,619	08/14/2009	(16,301)
RON	3,167,955	SEK	8,177,189	12/15/2008	(43,690)
RON	988,721	CZK	6,405,923	02/27/2009	(1,192)
SGD	2,982,557	EUR	1,530,144	04/14/2009	(36,566)
*USD	208,914	KRW	300,000,000	01/23/2009	(2,148)
*USD	435,454	KRW	625,224,600	02/27/2009	(3,285)
*USD	433,407	KRW	621,852,000	03/04/2009	(3,444)
USD	113,183	JPY	10,703,750	05/18/2009	(292)
USD	602,817	CNY	4,173,000	10/21/2009	(9,017)
USD	639,758	CNY	4,425,205	10/23/2009	(10,136)
USD	1,079,660	CNY	7,508,097	10/26/2009	(11,567)
USD	383,468	RUB	12,827,000	10/27/2009	(18,523)
USD	640,479	CNY	4,486,553	10/27/2009	(2,260)
USD	40,000	IDR	504,000,000	11/09/2009	(3,297)
USD	191,000	VND	3,673,885,000	11/09/2009	(1,857)
USD	398,330	IDR	5,009,000,000	11/10/2009	(33,721)
USD	418,123	RUB	13,400,000	11/10/2009	(38,834)
USD	79,936	IDR	1,000,000,000	11/12/2009	(7,211)
USD	398,040	IDR	5,280,000,000	11/16/2009	(14,747)
USD	384,392	IDR	5,295,000,000	11/18/2009	(357)

					(1,253,168)

	Net Unrealized Appreciation (Depreciation)				$27,855,401

*	Represents offsetting or partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

Currency Legend

AUD—Australian Dollar

BRL—Brazilian Real

CHF—Swiss Franc

CLP—Chilean Peso

CNY—Yuan Renminbi Koruna

CZK—Czech

EGP—Egyptian Pound

EUR—Euro Dollar

GBP—British Pound

IDR—Indonesian Rupiah

JPY—Japanese Yen

KRW—South Korean Won

KZT—Kazakhstan Tenge

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PLN—Polixh Zloty

RON—New Romanian Leu

RUB—New Russian Ruble

SEK—Swedish Krona

SGD—Singapore Dollar

TWD—New Taiwan Dollar

USD—United States Dollar

VND—Viet Nam Dong

See Notes to Financial Statements

AIG Retirement Company I Government Securities Fund

PORTFOLIO PROFILE — November 30, 2008 (Unaudited)

Industry Allocation*

Repurchase Agreements	37.0%
Collective Investment Pool	16.9
United States Treasury Bonds	16.7
United States Treasury Notes	15.1
Federal National Mtg. Assoc.	13.6
Federal Home Loan Mtg. Corp.	5.5
Federal Home Loan Bank	3.5
Federal Farm Credit Bank	2.0
Tennessee Valley Authority	1.8
Banks — Special Purpose	1.0
Oil Companies — Integrated	1.0
Government National Mtg. Assoc.	0.6
Sovereign	0.5
Finance — Commercial	0.5
Finance — Investment Banker/Broker	0.4
Banks — Commercial	0.4
Regional Authority	0.4
Diversified Financial Services	0.2

117.1%

Credit Quality@#

Government — Treasury	50.4%
Government — Agency	41.1
AAA	1.2
AA	5.0
A	2.3

100.0%

*	Calculated as a percentage of net assets.
@	Source: Standard & Poors.
#	Calculated as a percentage of total debt issues.

AIG Retirement Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited)

Security Description	Principal Amount	Market Value (Note 2)

CORPORATE BONDS & NOTES — 1.0%
Banks - Commercial — 0.4%
HSBC Bank USA Sub. Notes 5.63% due 08/15/35#	$1,000,000	$794,758

Diversified Financial Services — 0.2%
General Electric Capital Corp., Series A Medium Term Notes 6.00% due 06/15/12	500,000	497,223

Finance - Investment Banker/Broker — 0.4%
Goldman Sachs Group, Inc. Senior Notes 5.75% due 10/01/16	1,000,000	820,936

Total Corporate Bonds & Notes
(cost $2,509,191)		2,112,917

FOREIGN CORPORATE BONDS & NOTES — 2.5%
Banks - Special Purpose — 1.0%
Landwirtschaftliche Rentenbank Foreign Government Guar. Bond 5.13% due 02/01/17	1,000,000	1,111,897
Swedish Export Credit, Series D Medium Term Notes 4.88% due 09/29/11	1,000,000	1,043,062

		2,154,959

Finance - Commercial — 0.5%
Eksportfinans A/S Senior Notes 5.00% due 02/14/12	1,000,000	1,036,610

Oil Companies - Integrated — 1.0%
Shell International Finance BV Company Guar. Notes 5.63% due 06/27/11#	2,000,000	2,115,358

Total Foreign Corporate Bonds & Notes
(cost $4,994,502)		5,306,927

FOREIGN GOVERNMENT AGENCIES — 0.9%
Regional Authority — 0.4%
Province of New Brunswick Canada Bonds 5.20% due 02/21/17#	658,000	713,079

Sovereign — 0.5%
Republic of Italy Senior Notes 5.25% due 09/20/16	1,000,000	1,085,473

Total Foreign Government Agencies
(cost $1,655,912)		1,798,552

U.S. GOVERNMENT AGENCIES — 27.0%
Federal Farm Credit Bank — 2.0%
4.88% due 12/16/15	2,000,000	2,115,682
4.88% due 01/17/17#	1,000,000	1,046,343
5.00% due 10/23/09	1,000,000	1,027,767

		4,189,792

Federal Home Loan Bank — 3.5%
4.75% due 09/11/15	1,000,000	1,053,652
4.88% due 11/27/13#	2,000,000	2,150,438
5.00% due 02/20/09	940,000	948,457
5.38% due 08/19/11#	2,000,000	2,133,396
5.38% due 06/14/13#	1,000,000	1,092,415

		7,378,358

Security Description	Principal Amount	Market Value (Note 2)

Federal Home Loan Mtg. Corp. — 5.5%
4.50% due 09/01/19	$737,827	$739,507
4.75% due 11/17/15#	3,000,000	3,175,083
5.00% due 01/16/09#	1,000,000	1,005,124
5.00% due 12/14/18#	1,000,000	983,499
5.00% due 10/01/34	546,254	549,937
5.33% due 12/01/35(1)	181,469	183,814
5.50% due 12/01/36	542,200	550,581
5.75% due 01/15/12	2,000,000	2,155,484
6.00% due 05/12/16	1,000,000	1,014,774
6.00% due 11/01/33	789,466	808,454
6.50% due 02/01/32	295,650	306,546
7.50% due 09/01/16	92,386	97,023
8.00% due 02/01/30	4,687	4,962
8.00% due 08/01/30	1,497	1,585
8.00% due 06/01/31	5,766	6,105

		11,582,478

Federal National Mtg. Assoc. — 13.6%
2.88% due 10/12/10#	20,000,000	20,191,980
4.25% due 08/15/10	2,000,000	2,068,904
4.76% due 02/01/35(1)	33,823	33,873
4.77% due 11/01/34(1)	134,199	136,102
5.00% due 02/16/12#	752,000	798,400
5.00% due 02/01/19	630,554	642,828
5.00% due 12/01/36	832,018	838,147
5.25% due 08/01/12#	1,000,000	1,029,640
5.33% due 01/01/36(1)	61,967	62,896
5.50% due 12/01/33	365,783	372,637
5.50% due 10/01/34	646,307	658,015
6.00% due 05/15/11#	1,000,000	1,076,666
6.00% due 06/01/35	312,413	319,634
6.50% due 02/01/17	93,124	95,905
6.50% due 07/01/32	62,965	65,140
7.00% due 09/01/31	112,064	117,432
7.50% due 03/01/32	103,061	108,526
11.50% due 09/01/19	387	440
12.00% due 01/15/16	138	161
12.50% due 09/20/15	229	266
13.00% due 11/01/15	589	667
14.50% due 11/15/14	213	249

		28,618,508

Government National Mtg. Assoc. — 0.6%
5.00% due 09/15/35	24,136	24,372
5.00% due 02/15/36	724,507	730,925
5.00% due 05/15/36	89,874	90,670
6.00% due 01/15/32	162,973	167,065
6.50% due 08/15/31	261,543	269,826
7.50% due 02/15/29	8,446	8,939
7.50% due 07/15/30	521	551
7.50% due 01/15/31	10,001	10,609
7.50% due 02/15/31	8,493	9,009

		1,311,966

Tennessee Valley Authority — 1.8%
4.75% due 08/01/13	3,400,000	3,636,725

Total U.S. Government Agencies
(cost $54,869,275)		56,717,827

U.S. GOVERNMENT TREASURIES — 31.8%
United States Treasury Bonds — 16.7%
Zero Coupon due 08/15/24 STRIPS#	2,040,000	1,120,615
2.00% due 01/15/26 TIPS#(2)	2,182,673	1,825,771
4.50% due 05/15/38#	9,000,000	10,647,423
4.75% due 02/15/37#	3,500,000	4,250,312

AIG Retirement Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Bonds (continued)
5.00% due 05/15/37#	$5,000,000	$6,300,780
6.25% due 08/15/23#	2,000,000	2,556,406
6.63% due 02/15/27#	1,000,000	1,384,453
7.50% due 11/15/16#	1,000,000	1,305,000
7.88% due 02/15/21#	3,000,000	4,207,266
8.75% due 08/15/20#	1,000,000	1,477,344

		35,075,370

United States Treasury Notes — 15.1%
2.00% due 02/28/10#	6,000,000	6,099,372
2.75% due 02/28/13#	15,000,000	15,803,910
4.00% due 02/15/15#	1,000,000	1,106,484
4.00% due 08/15/18#	5,000,000	5,450,780
4.25% due 08/15/13#	1,000,000	1,113,359
4.25% due 08/15/15#	1,000,000	1,121,719
4.75% due 02/15/10#	1,000,000	1,048,672

		31,744,296

Total U.S. Government Treasuries
(cost $60,863,691)		66,819,666

Total Long - Term Investment Securities
(cost $124,892,571)		132,755,889

SHORT - TERM INVESTMENT SECURITIES — 16.9%
Collective Investment Pool — 16.9%
Securities Lending Quality Trust(3) (cost $37,175,524)	37,175,524	35,614,152

REPURCHASE AGREEMENTS — 37.0%
State Street Bank & Trust Co., Joint Repurchase Agreement(4)	47,826,000	47,826,000
UBS Warburg, LLC, Joint Repurchase Agreement(4)	30,000,000	30,000,000

Total Repurchase Agreements (Cost $77,826,000)		77,826,000

TOTAL INVESTMENTS
(cost $239,894,095)(5)	117.1%	246,196,041
Liabilities in excess of other assets	(17.1)	(35,988,762)

NET ASSETS —	100.0%	$210,207,279

#	The security or a portion thereof is out on loan. (See Note 2)
(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of November 30, 2008.
(2)	Principal amount of security is adjusted for inflation.
(3)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(4)	See Note 2 for details of Joint Repurchase Agreements.
(5)	See Note 5 for cost of investments on a tax basis.
TIPS	Treasury Inflation Protected Securities
STRIPS	Separate Trading of Registered Interest and Principal of Securities

See Notes to Financial Statements

AIG Retirement Company I Growth Fund

PORTFOLIO PROFILE — November 30, 2008 (Unaudited)

Industry Allocation*

Collective Investment Pool	17.5%
Computers	6.7
Oil Companies — Exploration & Production	4.6
Beverages — Non-alcoholic	4.0
Retail — Discount	4.0
Wireless Equipment	3.8
Medical Products	3.4
Cosmetics & Toiletries	3.4
Medical — Biomedical/Gene	3.2
Networking Products	2.9
Medical — Drugs	2.9
Electronic Components — Semiconductors	2.6
Applications Software	2.4
Cable TV	2.3
Web Portals/ISP	1.9
Transport — Rail	1.9
Food — Misc.	1.9
Agricultural Chemicals	1.8
Enterprise Software/Service	1.8
Aerospace/Defense	1.7
Electric — Integrated	1.6
Oil Companies — Integrated	1.6
Medical Instruments	1.6
Commercial Services — Finance	1.5
Electric Products — Misc.	1.4
Retail — Regional Department Stores	1.3
Instruments — Scientific	1.2
Diversified Manufacturing Operations	1.2
Computers — Memory Devices	1.1
Oil & Gas Drilling	1.1
Transport — Services	1.1
Pharmacy Services	1.0
Retail — Building Products	1.0
Banks — Fiduciary	1.0
Retail — Auto Parts	1.0
Insurance — Property/Casualty	0.9
Oil — Field Services	0.9
Time Deposits	0.8
Semiconductor Components — Integrated Circuits	0.8
Entertainment Software	0.8
Diversified Financial Services	0.7
Disposable Medical Products	0.7
Real Estate Investment Trusts	0.6
Retail — Restaurants	0.6
Auto/Truck Parts & Equipment — Original	0.6
Electronic Forms	0.6
Optical Supplies	0.6
Retail — Drug Store	0.6
Soap & Cleaning Preparation	0.6
Steel Pipe & Tube	0.5
Oil Field Machinery & Equipment	0.5
Dental Supplies & Equipment	0.5
Instruments — Controls	0.4
Food — Retail	0.4
Computer Services	0.4
Schools	0.4
Building — Residential/Commercial	0.4
Finance — Investment Banker/Broker	0.4
Banks — Commercial	0.4
Energy — Alternate Sources	0.4
Insurance — Life/Health	0.3
Telephone — Integrated	0.3
Textile — Home Furnishings	0.3
E-Commerce/Products	0.3
Commercial Services	0.3
Satellite Telecom	0.3
Machinery — Farming	0.3
Insurance — Reinsurance	0.3
Diagnostic Equipment	0.3

Finance — Other Services	0.3%
Power Converter/Supply Equipment	0.2
Aerospace/Defense — Equipment	0.2
Food — Catering	0.2
Gold Mining	0.2
Veterinary Diagnostics	0.2
Diversified Banking Institutions	0.2
Diagnostic Kits	0.2
Medical — HMO	0.2
Toys	0.2
Diversified Minerals	0.2
Retail — Major Department Stores	0.2
Dialysis Centers	0.2
Consumer Products — Misc.	0.2
Tobacco	0.2
Finance — Credit Card	0.2
Machinery — Construction & Mining	0.2
Insurance — Multi-line	0.2
Insurance Brokers	0.2
Public Thoroughfares	0.2
Leisure Products	0.2
Telecom Services	0.2
Human Resources	0.2
E-Commerce/Services	0.2
Industrial Gases	0.2
Engineering/R&D Services	0.2
Food — Confectionery	0.2
Retail — Apparel/Shoe	0.1
Oil Refining & Marketing	0.1
Airlines	0.1
Chemicals — Specialty	0.1
Machinery — Pumps	0.1
Machinery — General Industrial	0.1
Computer Aided Design	0.1
Savings & Loans/Thrifts	0.1
Beverages — Wine/Spirits	0.1
Consulting Services	0.1
Coal	0.1
Retail — Convenience Store	0.1
Private Corrections	0.1
Engines — Internal Combustion	0.1
Pipelines	0.1
Office Automation & Equipment	0.1
Computers — Integrated Systems	0.1
Transport — Marine	0.1
Food — Wholesale/Distribution	0.1
Industrial Audio & Video Products	0.1
Investment Management/Advisor Services	0.1
Apparel Manufacturers	0.1

118.3%

*	Calculated as a percentage of net assets

AIG Retirement Company I Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 100%
Aerospace/Defense — 1.7%
General Dynamics Corp.	7,073	$365,462
Raytheon Co.#	187,338	9,142,094

		9,507,556

Aerospace/Defense - Equipment — 0.2%
Goodrich Corp.	20,631	694,233
United Technologies Corp.	12,757	619,097

		1,313,330

Agricultural Chemicals — 1.8%
CF Industries Holdings, Inc.#	7,302	384,304
Monsanto Co.#	116,860	9,255,312
Potash Corp. of Saskatchewan, Inc.	1,057	65,154
Terra Industries, Inc.#	19,704	289,846

		9,994,616

Airlines — 0.1%
Ryanair Holdings PLC ADR†#	16,360	429,614
Southwest Airlines Co.	34,930	302,144

		731,758

Apparel Manufacturers — 0.1%
Gildan Activewear, Inc.†#	8,828	150,429
Polo Ralph Lauren Corp.#	2,720	117,504

		267,933

Applications Software — 2.4%
Microsoft Corp.	583,481	11,797,986
Salesforce.com, Inc.†	42,900	1,227,798

		13,025,784

Auto/Truck Parts & Equipment - Original — 0.6%
BorgWarner, Inc.#	141,000	3,336,060

Banks - Commercial — 0.4%
EFG International AG#(1)	27,254	435,434
Julius Baer Holding AG(1)	19,524	645,079
KBC Groep NV(1)	9,800	297,231
National Bank of Greece SA(1)	30,175	576,295

		1,954,039

Banks - Fiduciary — 1.0%
Northern Trust Corp.	84,600	3,882,294
State Street Corp.	18,362	773,224
The Bank of New York Mellon Corp.	21,717	656,070

		5,311,588

Banks - Super Regional — 0.0%
US Bancorp	7,060	190,479

Beverages - Non-alcoholic — 4.0%
PepsiCo, Inc.	127,842	7,248,641
The Coca-Cola Co.	315,627	14,793,438

		22,042,079

Beverages - Wine/Spirits — 0.1%
Pernod Ricard SA#(1)	9,800	578,702

Building - Residential/Commercial — 0.4%
KB Home#	178,600	2,077,118

Cable TV — 2.3%
Comcast Corp., Class A	1,638	28,403
DISH Network Corp., Class A†	20,961	232,248
Scripps Networks Interactive, Inc., Class A#	144,100	4,004,539
The DIRECTV Group, Inc.†#	392,500	8,638,925

		12,904,115

Security Description	Shares	Market Value (Note 2)

Chemicals - Diversified — 0.0%
FMC Corp.	4,726	$206,526

Chemicals - Specialty — 0.1%
Lonza Group AG#(1)	8,200	678,413

Coal — 0.1%
Arch Coal, Inc.	14,326	220,334
Massey Energy Co.#	19,922	311,181

		531,515

Commercial Services — 0.3%
Alliance Data Systems Corp.†#	23,555	1,020,167
SGS SA#(1)	560	479,766

		1,499,933

Commercial Services - Finance — 1.5%
Global Payments, Inc.	115,891	4,191,778
Mastercard, Inc., Class A#	9,960	1,447,188
Moody’s Corp.#	16,109	349,726
Paychex, Inc.	6,995	197,679
The Western Union Co.	144,198	1,913,507

		8,099,878

Computer Aided Design — 0.1%
Ansys, Inc.†#	1,897	54,748
Autodesk, Inc.†#	34,848	578,128

		632,876

Computer Services — 0.4%
Accenture, Ltd., Class A#	60,250	1,866,545
IHS, Inc.†#	10,485	380,501

		2,247,046

Computers — 6.7%
Apple, Inc.†	170,524	15,802,459
Hewlett - Packard Co.	374,820	13,223,650
International Business Machines Corp.	91,725	7,484,760
Research In Motion, Ltd.†	10,330	438,715

		36,949,584

Computers - Integrated Systems — 0.1%
Teradata Corp.†	32,338	434,299

Computers - Memory Devices — 1.1%
EMC Corp.†#	586,055	6,194,601

Consulting Services — 0.1%
SAIC, Inc.†#	30,600	544,680

Consumer Products-Misc. — 0.2%
Clorox Co.#	19,389	1,147,053

Cosmetics & Toiletries — 3.4%
Avon Products, Inc.#	9,310	196,441
Colgate - Palmolive Co.	37,483	2,439,019
Procter & Gamble Co.	215,388	13,860,218
The Estee Lauder Cos., Inc., Class A	73,900	2,061,810

		18,557,488

Dental Supplies & Equipment — 0.5%
Dentsply International, Inc.#	97,800	2,550,624

Diagnostic Equipment — 0.3%
Gen - Probe, Inc.†	39,170	1,443,414

Diagnostic Kits — 0.2%
Qiagen NV†#	76,000	1,225,880

Dialysis Centers — 0.2%
Fresenius Medical Care AG(1)	26,267	1,147,554

AIG Retirement Company I Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Disposable Medical Products — 0.7%
C.R. Bard, Inc.	48,564	$3,983,705

Distribution/Wholesale — 0.0%
Li & Fung, Ltd.(1)	144,000	262,094

Diversified Banking Institutions — 0.2%
Bank of America Corp.	76,300	1,239,875

Diversified Financial Services — 0.7%
IntercontinentalExchange, Inc.†	54,506	4,011,642

Diversified Manufacturing Operations — 1.2%
Cooper Industries, Ltd., Class A#	93,335	2,253,107
Dover Corp.	3,796	113,235
Honeywell International, Inc.	150,900	4,204,074
The Brink’s Co.	826	17,982

		6,588,398

Diversified Minerals — 0.2%
BHP Billiton, Ltd.#(1)	58,971	1,183,679

E-Commerce/Products — 0.3%
Amazon.com, Inc.†#	36,352	1,552,230

E-Commerce/Services — 0.2%
NetFlix, Inc.†#	13,508	310,414
Rakuten, Inc.#(1)	1,196	654,436

		964,850

Electric Products - Misc. — 1.4%
Brinks Home Security Holdings, Inc.†	826	16,520
Emerson Electric Co.	209,613	7,523,011

		7,539,531

Electric - Integrated — 1.6%
FPL Group, Inc.	89,400	4,359,144
International Power PLC(1)	212,400	847,149
PG&E Corp.	10,649	405,088
Public Service Enterprise Group, Inc.	109,893	3,395,693

		9,007,074

Electronic Components - Misc. — 0.0%
Celestica, Inc.†#	8,856	44,191

Electronic Components - Semiconductors — 2.6%
Altera Corp.#	202,389	2,977,142
Amkor Technology, Inc.†#	61,391	135,060
Broadcom Corp., Class A†#	1,494	22,873
Intel Corp.	335,222	4,626,064
LSI Corp.†	187,240	501,803
National Semiconductor Corp.#	59,988	659,868
QLogic Corp.†#	49,028	520,677
Texas Instruments, Inc.	176,534	2,748,635
Xilinx, Inc.#	135,800	2,221,688

		14,413,810

Electronic Forms — 0.6%
Adobe Systems, Inc.†	142,591	3,302,408

Electronic Measurement Instruments — 0.0%
Trimble Navigation, Ltd.†#	4,219	85,899

Electronics - Military — 0.0%
L - 3 Communications Holdings, Inc.	2,378	159,730

Energy - Alternate Sources — 0.4%
First Solar, Inc.†#	15,505	1,935,644

Engineering/R&D Services — 0.2%
Fluor Corp.	18,933	862,209
The Shaw Group, Inc.†	2,338	43,019

		905,228

Security Description	Shares	Market Value (Note 2)

Engines - Internal Combustion — 0.1%
Cummins, Inc.	18,102	$463,049

Enterprise Software/Service — 1.8%
Oracle Corp.†#	588,060	9,461,885
SAP AG ADR	9,700	331,158

		9,793,043

Entertainment Software — 0.8%
Activision Blizzard, Inc.†#	364,864	4,268,909

Finance - Credit Card — 0.2%
American Express Co.	20,770	484,149
Redecard SA	55,300	637,638

		1,121,787

Finance - Investment Banker/Broker — 0.4%
Lazard, Ltd., Class A#	14,432	451,144
The Charles Schwab Corp.#	82,820	1,518,091

		1,969,235

Finance - Other Services — 0.3%
Deutsche Boerse AG(1)	15,244	1,095,927
NYSE Euronext#	11,755	279,886

		1,375,813

Food - Catering — 0.2%
Compass Group PLC(1)	273,643	1,300,307

Food - Confectionery — 0.2%
The Hershey Co.#	25,012	900,432

Food - Misc. — 1.9%
Kellogg Co.	78,100	3,391,883
Nestle SA(1)	174,520	6,313,618
Ralcorp Holdings, Inc.†#	7,958	497,852

		10,203,353

Food - Retail — 0.4%
Koninklijke Ahold NV(1)	36,230	404,279
Safeway, Inc.	28,564	622,695
Tesco PLC(1)	203,257	924,126
The Kroger Co.	15,057	416,477

		2,367,577

Food - Wholesale/Distribution — 0.1%
Sysco Corp.	14,428	338,337

Gas - Distribution — 0.0%
CenterPoint Energy, Inc.	1,859	24,037

Gold Mining — 0.2%
Newmont Mining Corp.	37,900	1,275,335

Human Resources — 0.2%
The Capita Group PLC(1)	90,557	972,803

Industrial Audio & Video Products — 0.1%
Dolby Laboratories, Inc., Class A†	10,754	320,684

Industrial Gases — 0.2%
Air Products & Chemicals, Inc.	7,150	341,484
Linde AG(1)	7,893	579,204

		920,688

Instruments - Controls — 0.4%
Mettler Toledo International, Inc.†	29,400	2,418,150
Woodward Governor Co.	2,155	45,772

		2,463,922

Instruments - Scientific — 1.2%
Thermo Fisher Scientific, Inc.†#	185,210	6,608,293

AIG Retirement Company I Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Insurance Brokers — 0.2%
AON Corp.	23,250	$1,053,225

Insurance - Life/Health — 0.3%
AFLAC, Inc.	27,122	1,255,748
Prudential Financial, Inc.	971	21,071
Sony Financial Holdings, Inc.(1)	134	396,430
Unum Group	8,802	131,150

		1,804,399

Insurance - Multi-line — 0.2%
ACE, Ltd.	14,970	782,182
American Financial Group, Inc.	15,969	327,205

		1,109,387

Insurance - Property/Casualty — 0.9%
Admiral Group PLC(1)	39,044	594,050
Chubb Corp.	85,200	4,375,872

		4,969,922

Insurance - Reinsurance — 0.3%
Aspen Insurance Holdings, Ltd.	12,073	222,505
Muenchener Rueckversicherungs - Gesellschaft AG(1)	8,990	1,227,777

		1,450,282

Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†#	9,847	245,190

Investment Management/Advisor Services — 0.1%
Federated Investors, Inc., Class B#	15,277	303,248

Leisure Products — 0.2%
WMS Industries, Inc.†#	39,855	982,426

Machinery - Construction & Mining — 0.2%
Bucyrus International, Inc.#	6,005	117,278
Caterpillar, Inc.#	24,488	1,003,763

		1,121,041

Machinery - Farming — 0.3%
AGCO Corp.†#	30,108	741,259
Deere & Co.	20,686	720,080

		1,461,339

Machinery - General Industrial — 0.1%
Alstom(1)	12,596	671,732

Machinery - Pumps — 0.1%
Flowserve Corp.	13,427	675,781

Medical Instruments — 1.6%
Edwards Lifesciences Corp.†#	9,290	462,363
Intuitive Surgical, Inc.†#	17,100	2,266,263
Medtronic, Inc.	143,243	4,371,777
St. Jude Medical, Inc.†	43,835	1,228,695
Thoratec Corp.†#	12,009	300,585

		8,629,683

Medical Products — 3.4%
Baxter International, Inc.	96,633	5,111,886
Becton Dickinson & Co.	119,600	7,598,188
Covidien, Ltd.#	37,160	1,369,346
Johnson & Johnson	60,634	3,551,940
Varian Medical Systems, Inc.†#	27,107	1,094,038

		18,725,398

Medical - Biomedical/Gene — 3.2%
Alexion Pharmaceuticals, Inc.†#	51,800	1,743,588
Amgen, Inc.†	11,694	649,485
Celgene Corp.†	35,840	1,867,264

Security Description	Shares	Market Value (Note 2)

Medical - Biomedical/Gene (continued)
CSL, Ltd.(1)	61,691	$1,418,613
Genentech, Inc.†	55,694	4,266,160
Gilead Sciences, Inc.†#	168,517	7,547,877
Life Technologies Corp.†	5,317	138,774
Myriad Genetics, Inc.†#	4,358	258,342

		17,890,103

Medical - Drugs — 2.9%
Abbott Laboratories	40,449	2,119,123
Allergan, Inc.#	66,268	2,496,978
Bristol - Myers Squibb Co.	40,535	839,075
Eli Lilly & Co.	25,762	879,772
Merck & Co., Inc.	10,958	292,798
Novo - Nordisk A/S, Class B(1)	108,680	5,552,520
Schering - Plough Corp.	93,346	1,569,146
Wyeth	59,000	2,124,590

		15,874,002

Medical - HMO — 0.2%
UnitedHealth Group, Inc.	58,300	1,224,883

Metal - Diversified — 0.0%
Rio Tinto, Ltd.#(1)	5,560	171,245

Networking Products — 2.9%
Cisco Systems, Inc.†	924,970	15,299,004
Juniper Networks, Inc.†#	37,745	656,008

		15,955,012

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	17,599	434,871

Oil & Gas Drilling — 1.1%
ENSCO International, Inc.	3,200	103,712
Noble Corp.	18,802	503,706
Transocean, Inc.†#	81,304	5,437,611

		6,045,029

Oil Companies - Exploration & Production — 4.6%
Apache Corp.	31,100	2,404,030
Devon Energy Corp.	101,900	7,371,446
EOG Resources, Inc.	72,400	6,155,448
Occidental Petroleum Corp.	137,600	7,449,664
Southwestern Energy Co.†	38,249	1,314,618
Stone Energy Corp.†#	12,963	215,445
W&T Offshore, Inc.#	21,333	298,662

		25,209,313

Oil Companies - Integrated — 1.6%
BG Group PLC(1)	72,890	1,045,760
Chevron Corp.	10,790	852,518
ConocoPhillips	14,366	754,502
Exxon Mobil Corp.	60,705	4,865,506
Hess Corp.	9,329	504,139
Murphy Oil Corp.#	16,075	708,104

		8,730,529

Oil Field Machinery & Equipment — 0.5%
FMC Technologies, Inc.†#	23,262	639,007
National - Oilwell Varco, Inc.†	71,203	2,014,333

		2,653,340

Oil Refining & Marketing — 0.1%
Valero Energy Corp.	41,360	758,956

Oil - Field Services — 0.9%
Halliburton Co.	3,884	68,358
Oil States International, Inc.†#	20,737	444,187

AIG Retirement Company I Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Oil - Field Services (continued)
Saipem SpA(1)	31,186	$485,995
Schlumberger, Ltd.	76,139	3,863,293

		4,861,833

Optical Supplies — 0.6%
Alcon, Inc.	40,800	3,255,432

Pharmacy Services — 1.0%
Express Scripts, Inc.†	99,991	5,750,482

Pipelines — 0.1%
Spectra Energy Corp.	13,586	220,909
Williams Cos., Inc.	13,683	221,938

		442,847

Power Converter/Supply Equipment — 0.2%
Energy Conversion Devices, Inc.†#	48,500	1,357,030

Private Corrections — 0.1%
Corrections Corp. of America†#	28,231	510,699

Public Thoroughfares — 0.2%
Cintra Concesiones de Infraestructuras de Transporte SA (Bonus Shares)	6,251	49,619
Cintra Concesiones de Infraestructuras de Transporte SA#(1)	119,833	957,469

		1,007,088

Real Estate Investment Trusts — 0.6%
Digital Realty Trust, Inc.#	94,900	2,596,464
Simon Property Group, Inc.#	6,107	290,082
The Link REIT(1)	269,500	508,805

		3,395,351

Retail - Apparel/Shoe — 0.1%
Ross Stores, Inc.#	6,207	164,486
The Gap, Inc.	48,849	636,014
Urban Outfitters, Inc.†#	513	9,321

		809,821

Retail - Auto Parts — 1.0%
Advance Auto Parts, Inc.	69,649	2,114,544
O’Reilly Automotive, Inc.†#	121,300	3,162,291

		5,276,835

Retail - Building Products — 1.0%
Lowe’s Cos., Inc.	272,500	5,629,850

Retail - Computer Equipment — 0.0%
GameStop Corp., Class A†	11,168	244,021

Retail - Convenience Store — 0.1%
FamilyMart Co., Ltd.(1)	12,700	517,520

Retail - Discount — 4.0%
BJ’s Wholesale Club, Inc.†#	16,768	599,959
Family Dollar Stores, Inc.#	163,200	4,533,696
Wal-Mart Stores, Inc.#	302,304	16,892,748

		22,026,403

Retail - Drug Store — 0.6%
CVS Caremark Corp.#	78,932	2,283,503
Shoppers Drug Mart Corp.	22,946	819,663

		3,103,166

Retail - Major Department Stores — 0.2%
TJX Cos., Inc.	51,179	1,167,905

Retail - Regional Department Stores — 1.3%
Kohl’s Corp.†	187,900	6,136,814
Macy’s, Inc.	161,700	1,199,814

		7,336,628

Security Description	Shares	Market Value (Note 2)

Retail - Restaurants — 0.6%
McDonald’s Corp.#	57,070	$3,352,862

Satellite Telecom — 0.3%
SES FDR(1)	85,316	1,494,551

Savings & Loans/Thrifts — 0.1%
Hudson City Bancorp, Inc.	37,249	622,431

Schools — 0.4%
Apollo Group, Inc., Class A†#	20,754	1,594,737
ITT Educational Services, Inc.†#	3,427	308,704
Strayer Education, Inc.#	1,222	292,804

		2,196,245

Semiconductor Components - Integrated Circuits — 0.8%
Linear Technology Corp.#	78,500	1,566,075
Marvell Technology Group, Ltd.†	506,600	2,938,280

		4,504,355

Soap & Cleaning Preparation — 0.6%
Church & Dwight Co., Inc.#	20,666	1,228,387
Reckitt Benckiser Group PLC(1)	42,547	1,809,048

		3,037,435

Steel Pipe & Tube — 0.5%
Valmont Industries, Inc.#	49,000	2,709,700

Steel - Producers — 0.0%
Reliance Steel & Aluminum Co.	7,807	160,980

Telecom Services — 0.2%
Amdocs, Ltd.†	26,340	494,929
NeuStar, Inc., Class A†#	25,273	483,978

		978,907

Telephone - Integrated — 0.3%
Koninklijke KPN NV(1)	103,990	1,437,692
Telstra Corp., Ltd.(1)	110,000	293,292

		1,730,984

Television — 0.0%
British Sky Broadcasting Group PLC(1)	30,970	211,540

Textile - Home Furnishings — 0.3%
Mohawk Industries, Inc.†#	53,400	1,641,516

Tobacco — 0.2%
Philip Morris International, Inc.	27,173	1,145,614

Toys — 0.2%
Nintendo Co., Ltd.(1)	3,863	1,196,006

Transport - Marine — 0.1%
Frontline, Ltd.#	5,892	174,050
Overseas Shipholding Group, Inc.#	6,373	236,183

		410,233

Transport - Rail — 1.9%
Canadian National Railway Co.	18,900	665,658
Central Japan Railway Co.(1)	50	423,265
CSX Corp.#	10,580	393,999
Union Pacific Corp.#	176,221	8,818,099

		10,301,021

Transport - Services — 1.1%
Stagecoach Group PLC(1)	154,860	419,295
United Parcel Service, Inc., Class B	94,500	5,443,200

		5,862,495

Veterinary Diagnostics — 0.2%
VCA Antech, Inc.†#	66,400	1,264,920

AIG Retirement Company I Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares/ Principal Amount	Market Value (Note 2)

COMMON STOCK (continued)
Water Treatment Systems — 0.0%
Kurita Water Industries, Ltd.#(1)	9,400	$222,540

Web Portals/ISP — 1.9%
Google, Inc., Class A†	35,133	10,292,564
Sohu.com, Inc.†#	5,598	271,727

		10,564,291

Wireless Equipment — 3.8%
American Tower Corp., Class A†	356,350	9,706,974
QUALCOMM, Inc.	337,958	11,345,250
Rogers Communications, Inc., Class B	1,670	45,224

		21,097,448

Total Long-Term Investment Securities
(cost $741,137,932)		550,743,434

SHORT-TERM INVESTMENT SECURITIES — 18.3%
Collective Investment Pool — 17.5%
Securites Lending Quality Trust(2)	100,425,420	96,207,552

Time Deposits — 0.8%
Euro Time Deposit with State Street Bank & Trust Co. 0.05% due 12/01/08	$1,461,000	1,461,000
Euro Time Deposit with State Street Bank & Trust Co. 0.10% due 12/01/08	3,172,000	3,172,000

		4,633,000

Total Short-Term Investment Securities
(cost $105,058,420)		100,840,552

TOTAL INVESTMENTS
(cost $846,196,352)(3)	118.3	651,583,986
Liabilities in excess of other assets	(18.3)	(100,633,337)

NET ASSETS —	100.0%	$550,950,649

#	The security or a portion thereof is out on loan (See Note 2)
†	Non-income producing security
(1)	Security was valued using fair value procedures at November 30, 2008. See Note 2 regarding fair value pricing procedures for foreign equity securities.
(2)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipts

FDR—Fiduciary Depository Receipts

Open Forward Currency Contracts
Contract to Deliver	In Exchange For		Delivery Date	Gross Unrealized Appreciation
CHF 4,756,107	USD	4,016,813	01/30/2009	$84,504
DKK 22,552,960	USD	3,913,067	11/30/2009	76,658

Net Unrealized Appreciation				$161,162

Currency Legend

CHF—Swiss Franc

DKK—Danish Krone

USD—United State Dollar

See Notes to Financial Statements

AIG Retirement Company I Growth & Income Fund

PORTFOLIO PROFILE — November 30, 2008 (Unaudited)

Industry Allocation*

Collective Investment Pool	17.6%
Oil Companies — Integrated	11.5
Medical — Drugs	7.9
Diversified Banking Institutions	6.0
Telephone — Integrated	5.3
Electric — Integrated	4.8
Diversified Manufacturing Operations	4.2
Repurchase Agreements	3.8
Aerospace/Defense — Equipment	3.2
Food — Misc.	3.1
Banks — Super Regional	3.1
Beverages — Non-alcoholic	3.0
Computers	2.6
Multimedia	2.6
Oil — Field Services	2.5
Insurance — Multi-line	2.3
Cosmetics & Toiletries	2.2
Investment Management/Advisor Services	2.1
Retail — Discount	2.0
Medical Products	1.9
Applications Software	1.8
Networking Products	1.8
Telecommunication Equipment	1.6
Web Portals/ISP	1.4
Electronic Components — Semiconductors	1.4
Retail — Drug Store	1.4
Banks — Fiduciary	1.4
Aerospace/Defense	1.3
Wireless Equipment	1.3
Retail — Apparel/Shoe	1.3
Enterprise Software/Service	1.3
Tobacco	1.2
Mining	1.2
Apparel Manufacturers	1.1
Medical — HMO	1.1
Transport — Rail	1.0
Finance — Credit Card	0.9
Non-Hazardous Waste Disposal	0.9
Metal — Diversified	0.9
Chemicals — Diversified	0.8
Vitamins & Nutrition Products	0.8

117.6%

*	Calculated as a percentage of net assets

AIG Retirement Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 96.2%
Aerospace/Defense — 1.3%
General Dynamics Corp.	19,300	$997,231

Aerospace/Defense - Equipment — 3.2%
Goodrich Corp.	40,000	1,346,000
United Technologies Corp.	22,000	1,067,660

		2,413,660

Apparel Manufacturers — 1.1%
Coach, Inc.†#	47,600	852,040

Applications Software — 1.8%
Microsoft Corp.#	68,600	1,387,092

Banks - Fiduciary — 1.4%
State Street Corp.	25,000	1,052,750

Banks - Super Regional — 3.1%
US Bancorp#	46,100	1,243,778
Wells Fargo & Co.	37,000	1,068,930

		2,312,708

Beverages - Non-alcoholic — 3.0%
PepsiCo, Inc.	24,800	1,406,160
The Coca-Cola Co.	18,700	876,469

		2,282,629

Chemicals - Diversified — 0.8%
E.I. du Pont de Nemours & Co.	24,900	623,994

Computers — 2.6%
Hewlett-Packard Co.	24,200	853,776
International Business Machines Corp.	14,000	1,142,400

		1,996,176

Computers - Memory Devices — 0.0%
Seagate Technology(1)(2)(3)	10,000	0

Cosmetics & Toiletries — 2.2%
Procter & Gamble Co.	25,700	1,653,795

Diversified Banking Institutions — 6.0%
Bank of America Corp.#	108,400	1,761,500
Citigroup, Inc.	100,000	829,000
JPMorgan Chase & Co.	61,300	1,940,758

		4,531,258

Diversified Manufacturing Operations — 4.2%
General Electric Co.	117,100	2,010,607
Honeywell International, Inc.	42,500	1,184,050

		3,194,657

Electric - Integrated — 4.8%
FPL Group, Inc.#	29,000	1,414,040
PG&E Corp.#	28,200	1,072,728
Xcel Energy, Inc.#	61,200	1,151,172

		3,637,940

Electronic Components - Semiconductors — 1.4%
Intel Corp.	77,200	1,065,360

Enterprise Software/Service — 1.3%
Oracle Corp.†	58,500	941,265

Finance - Credit Card — 0.9%
American Express Co.#	30,600	713,286

Food - Misc. — 3.1%
H.J. Heinz Co.#	28,000	1,087,520
Kraft Foods, Inc., Class A	45,600	1,240,776

		2,328,296

Security Description	Shares	Market Value (Note 2)

Insurance - Multi-line — 2.3%
MetLife, Inc.	59,100	$1,699,716

Investment Management/Advisor Services — 2.1%
Invesco, Ltd.#	125,200	1,571,260

Medical Products — 1.9%
Johnson & Johnson	24,500	1,435,210

Medical - Drugs — 7.9%
Abbott Laboratories	27,900	1,461,681
Eli Lilly & Co.	21,800	744,470
Merck & Co., Inc.	47,600	1,271,872
Pfizer, Inc.	86,500	1,421,195
Wyeth	29,200	1,051,492

		5,950,710

Medical - HMO — 1.1%
UnitedHealth Group, Inc.	40,000	840,400

Metal - Diversified — 0.9%
Freeport-McMoRan Copper & Gold, Inc.	28,800	690,912

Mining — 1.2%
Barrick Gold Corp.#	30,000	883,800

Multimedia — 2.6%
The Walt Disney Co.†#	33,300	749,916
Time Warner, Inc.#	129,800	1,174,690

		1,924,606

Networking Products — 1.8%
Cisco Systems, Inc.†	80,100	1,324,854

Non-Hazardous Waste Disposal — 0.9%
Waste Management, Inc.#	24,000	700,800

Oil Companies - Integrated — 11.5%
Chevron Corp.	30,400	2,401,904
ConocoPhillips	44,800	2,352,896
Exxon Mobil Corp.	27,900	2,236,185
Marathon Oil Corp.	65,000	1,701,700

		8,692,685

Oil-Field Services — 2.5%
Schlumberger, Ltd.	36,500	1,852,010

Retail - Apparel/Shoe — 1.3%
American Eagle Outfitters, Inc.	100,400	963,840

Retail - Discount — 2.0%
Target Corp.#	45,400	1,532,704

Retail - Drug Store — 1.4%
CVS Caremark Corp.	36,500	1,055,945

Telecommunication Equipment — 1.6%
Harris Corp.	34,200	1,192,896

Telephone - Integrated — 5.3%
AT&T, Inc.	84,200	2,404,752
Verizon Communications, Inc.#	49,800	1,625,970

		4,030,722

Tobacco — 1.2%
Altria Group, Inc.	58,200	935,856

Transport - Rail — 1.0%
Union Pacific Corp.	15,000	750,600

Vitamins & Nutrition Products — 0.8%
NBTY, Inc.†	42,800	623,596

Web Portals/ISP — 1.4%
Google, Inc., Class A†	3,700	1,083,952

AIG Retirement Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares/ Principal Amount	Market Value (Note 2)

COMMON STOCK (continued)
Wireless Equipment — 1.3%
QUALCOMM, Inc.	28,900	$970,173

Total Long-Term Investment Securities
(cost $95,537,528)		72,691,384

SHORT-TERM INVESTMENT SECURITIES — 17.6%
Collective Investment Pool — 17.6%
Securities Lending Quality Trust (cost $13,879,357)(4)	13,879,357	13,296,424

REPURCHASE AGREEMENT — 3.8%
State Street Bank & Trust Co. Joint Repurchase Agreement (cost $2,881,000)(6)	$2,881,000	2,881,000

TOTAL INVESTMENTS
(cost $112,297,885)(5)	117.6%	88,868,808
Liabilities in excess of other assets	(17.6)	(13,291,674)

NET ASSETS —	100.0%	$75,577,134

†	Non-income producing security
#	The security or a portion thereof is out on loan (See Note 2)
(1)	Fair valued security; see Note 2
(2)	Illiquid security. At November 30, 2008, the aggregate values of these securities was $0, representing 0.0% of net assets.
(3)	To the extent permitted by the Statement of Additional Information, the Growth & Income Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2008, the Growth & Income Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
Seagate Technology	10/14/04	10,000	$0	$0	$0.00	0.00%

(4)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(5)	See Note 5 for cost of investments on a tax basis.
(6)	See Note 2 for details of Joint Repurchase Agreements.

See Notes to Financial Statements

AIG Retirement Company I Health Sciences Fund

PORTFOLIO PROFILE — November 30, 2008 (Unaudited)

Industry Allocation*

Medical — Biomedical/Gene	31.7%
Medical — Drugs	23.5
Medical Products	8.8
Medical — HMO	6.7
Medical Instruments	6.1
Medical—Generic Drugs	5.4
Pharmacy Services	4.1
Therapeutics	3.3
Agricultural Chemicals	1.7
Medical Labs & Testing Services	1.6
Health Care Cost Containment	1.2
Registered Investment Companies	1.2
Instruments — Scientific	0.9
Optical Supplies	0.9
Dental Supplies & Equipment	0.8
Diagnostic Equipment	0.7
Retail — Drug Store	0.7
Medical — Hospitals	0.7
Drug Delivery Systems	0.7
Hazardous Waste Disposal	0.7
Dialysis Centers	0.7
Medical — Wholesale Drug Distribution	0.6
Insurance Brokers	0.4
Medical — Outpatient/Home Medical	0.3
Diagnostic Kits	0.2
Insurance — Multi-line	0.2
Chemicals — Specialty	0.1
Patient Monitoring Equipment	0.1

104.0%

*	Calculated as a percentage of net assets

AIG Retirement Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 102.7%
Agricultural Chemicals — 1.7%
Monsanto Co.	27,500	$2,178,000

Chemicals - Specialty — 0.1%
Symyx Technologies, Inc.†	36,400	146,328

Dental Supplies & Equipment — 0.8%
Dentsply International, Inc.	39,300	1,024,944

Diagnostic Equipment — 0.7%
Gen-Probe, Inc.†	13,200	486,420
Immucor, Inc.†	19,433	471,639

		958,059

Diagnostic Kits — 0.2%
Idexx Laboratories, Inc.†	5,600	173,096
Qiagen NV†	6,800	109,684

		282,780

Dialysis Centers — 0.7%
DaVita, Inc.†	17,000	854,250

Drug Delivery Systems — 0.7%
Alkermes, Inc.†	119,800	884,124

Hazardous Waste Disposal — 0.7%
Stericycle, Inc.†	15,400	882,420

Health Care Cost Containment — 1.2%
McKesson Corp.	45,700	1,596,758

Instruments - Scientific — 0.9%
Thermo Fisher Scientific, Inc.†	9,000	321,120
Waters Corp.†	22,100	911,183

		1,232,303

Insurance Brokers — 0.4%
eHealth, Inc.†	32,600	357,622
Tempo Participacoes SA†	123,400	134,465

		492,087

Insurance - Multi-line — 0.2%
Assurant, Inc.	9,750	212,257

Medical Instruments — 6.1%
ArthroCare Corp.†	15,400	201,432
Boston Scientific Corp.†	24,900	153,633
Conceptus, Inc.†	92,600	1,361,220
Edwards Lifesciences Corp.†	19,200	955,584
Intuitive Surgical, Inc.†	8,100	1,073,493
Medtronic, Inc.	59,200	1,806,784
Micrus Endovascular Corp.†	22,100	234,260
NuVasive, Inc.†	12,050	415,122
St. Jude Medical, Inc.†	46,400	1,300,592
Stereotaxis, Inc.†	107,300	516,113

		8,018,233

Medical Labs & Testing Services — 1.6%
Covance, Inc.†	34,600	1,352,168
Diagnosticos da America SA	9,000	95,726
Laboratory Corp. of America Holdings†	11,000	696,960

		2,144,854

Medical Products — 8.8%
Baxter International, Inc.	84,900	4,491,210
Cardinal Health, Inc.	5,400	175,608
Covidien, Ltd.	42,300	1,558,755
Fresenius SE(1)	12,620	624,141
Henry Schein, Inc.†	65,800	2,351,034
Nobel Biocare Holding AG(1)	17,985	274,729
Sonova Holding AG(1)	866	47,037

Security Description	Shares	Market Value (Note 2)

Medical Products (continued)
Stryker Corp.	27,900	$1,085,868
Wright Medical Group, Inc.†	25,700	435,872
Zimmer Holdings, Inc.†	15,000	559,800

		11,604,054

Medical - Biomedical/Gene — 31.6%
Acorda Therapeutics, Inc.†	51,400	931,368
Alexion Pharmaceuticals, Inc.†	149,900	5,045,634
AMAG Pharmaceuticals, Inc.†	4,100	138,088
Amgen, Inc.†	53,400	2,965,836
Amylin Pharmaceuticals, Inc.†	91,900	680,979
BioCryst Pharmaceuticals, Inc.†	56,700	81,081
Biogen Idec, Inc.†	13,200	558,492
Celgene Corp.†	47,240	2,461,204
Cell Genesys, Inc.†	35,300	8,472
Charles River Laboratories International, Inc.†	23,300	531,240
Cougar Biotechnology, Inc.†	47,900	1,159,180
Cubist Pharmaceuticals, Inc.†	64,200	1,576,752
deCODE genetics, Inc.†	80,700	19,368
Dyadic International, Inc.†	35,800	4,654
Exelixis, Inc.†	97,300	300,657
Genentech, Inc.†	55,800	4,274,280
Gilead Sciences, Inc.†	218,900	9,804,531
Human Genome Sciences, Inc.†	32,700	56,571
Illumina, Inc.†	74,300	1,635,343
Incyte Corp.†	208,400	696,056
Intercell AG†(1)	6,300	166,634
InterMune, Inc.†	4,400	50,644
Life Technologies Corp.†	15,309	399,559
Maxygen, Inc.†	22,900	112,210
Millipore Corp.†	12,700	643,382
Myriad Genetics, Inc.†	8,800	521,664
Nanosphere, Inc.†	2,300	11,500
OSI Pharmaceuticals, Inc.†	19,596	728,971
Regeneron Pharmaceuticals, Inc.†	30,200	466,892
Seattle Genetics, Inc.†	76,000	658,160
The Medicines Co.†	148,200	1,910,298
United Therapeutics Corp.†	8,200	449,606
Vertex Pharmaceuticals, Inc.†	102,694	2,525,246

		41,574,552

Medical - Drugs — 23.5%
Abbott Laboratories	16,500	864,435
Acadia Pharmaceuticals, Inc.†	64,700	82,816
Allergan, Inc.	40,400	1,522,272
Array Biopharma, Inc.†	14,900	56,322
Biodel, Inc.†	40,100	110,275
Bristol - Myers Squibb Co.	29,500	610,650
Cadence Pharmaceuticals, Inc.	39,800	265,068
Cardiome Pharma Corp.	18,200	77,168
Cephalon, Inc.†	47,700	3,504,996
Chugai Pharmaceutical Co., Ltd.(1)	75,300	1,299,869
Daiichi Sankyo Co., Ltd.(1)	14,400	296,677
Elan Corp. PLC ADR†	160,300	1,005,081
GlaxoSmithKline Pharmaceuticals, Ltd.(1)	17,267	405,397
Hikma Pharmaceuticals PLC(1)	45,800	196,640
Infinity Pharmaceuticals, Inc.†	35,950	234,754
Ipsen SA(1)	23,731	789,745
Merck & Co., Inc.	88,200	2,356,704
Merck KGaA(1)	25,836	2,170,657
Novartis AG(1)	12,329	576,394
Novo - Nordisk A/S, Class B(1)	11,200	572,214
Optimer Pharmaceuticals, Inc.†	13,600	108,120
Orexigen Therapeutics, Inc.	20,100	140,499
Pfizer, Inc.	1,300	21,359

AIG Retirement Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Medical - Drugs (continued)
Pharmasset, Inc.†	50,900	$838,323
PharMerica Corp.†	57,900	962,298
Poniard Pharmaceuticals, Inc.†	68,500	203,445
Rigel Pharmaceuticals, Inc.†	18,400	136,528
Roche Holding AG(1)	16,438	2,311,484
Schering - Plough Corp.	100,600	1,691,086
Sepracor, Inc.†	28,200	331,632
Shire PLC(1)	32,600	451,819
Shire PLC ADR	30,500	1,250,500
Takeda Pharmaceutical Co., Ltd.(1)	2,500	120,815
UCB SA(1)	16,999	514,205
Valeant Pharmaceuticals International†	6,000	116,880
Wyeth	95,697	3,446,049
XenoPort, Inc.†	36,900	1,160,136

		30,803,312

Medical - Generic Drugs — 5.4%
Barr Pharmaceuticals, Inc.†	34,900	2,282,111
Mylan, Inc.†	33,200	312,412
Sawai Pharmaceutical Co., Ltd.(1)	12,500	527,596
Simcere Pharmaceutical Group ADR†	21,400	152,154
Teva Pharmaceutical Industries, Ltd. ADR	74,782	3,226,843
Towa Pharmaceutical Co., Ltd.(1)	16,800	646,668

		7,147,784

Medical - HMO — 6.7%
Aetna, Inc.	38,400	837,888
AMERIGROUP Corp.†	56,800	1,395,008
Centene Corp.†	30,700	567,950
CIGNA Corp.	37,100	449,281
Health Net, Inc.†	62,200	560,422
Humana, Inc.†	58,200	1,759,386
Medial Saude SA	62,100	152,321
Triple - S Management Corp., Class B	34,200	372,780
UnitedHealth Group, Inc.	39,800	836,198
WellCare Health Plans, Inc.†	1,100	9,856
WellPoint, Inc.†	52,900	1,883,240

		8,824,330

Medical - Hospitals — 0.7%
Bangkok Dusit Medical Service PCL(4)	620,000	274,429
Community Health Systems, Inc.†	49,500	646,470

		920,899

Medical - Outpatient/Home Medical — 0.3%
Amedisys, Inc.†	9,500	369,455

Medical - Wholesale Drug Distribution — 0.6%
A&D Pharma Holding NV GDR†	56,700	194,432
AmerisourceBergen Corp.	11,600	363,660
Profarma Distribuidora de Productos Farmaceuticos SA	83,200	243,808

		801,900

Optical Supplies — 0.9%
Alcon, Inc.	15,100	1,204,829

Patient Monitoring Equipment — 0.1%
Mindray Medical International, Ltd., Class A ADR	4,100	74,128

Pharmacy Services — 4.1%
Catalyst Health Solutions, Inc.†	43,200	972,000
Express Scripts, Inc.†	21,300	1,224,963
Medco Health Solutions, Inc.†	76,500	3,213,000

		5,409,963

Security Description	Shares	Market Value (Note 2)

Retail - Drug Store — 0.7%
China Nepstar Chain Drugstore, Ltd. ADR	7,000	$29,400
CVS Caremark Corp.	29,449	851,960
Walgreen Co.	1,700	42,058

		923,418

Therapeutics — 3.3%
Alexza Pharmaceuticals, Inc.†	29,100	52,380
Allos Therapeutics, Inc.†	31,277	225,195
BioMarin Pharmaceuticals, Inc.†	139,800	2,380,794
CV Therapeutics, Inc.†	4,100	37,146
Neurocrine Biosciences, Inc.†	39,300	122,223
Onyx Pharmaceuticals, Inc.†	40,400	1,135,240
Theravance, Inc.†	46,500	310,620
Transition Therapeutics, Inc.	4,522	11,376

		4,274,974

Total Common Stock
(cost $174,626,663)		134,840,995

PREFERRED STOCK — 0.1%
Medical - Biomedical/Gene — 0.1%
Pacific Biosciences of California, Inc., Series E (Convertible) 8.00%(2)(3)(4) (cost $135,905)	19,415	122,314

WARRANTS — 0.0%
Medical - Biomedical/Gene — 0.0%
Dyadic International, Inc. Expires 05/30/10 (Strike price $6.33)†(2)(3)	4,560	0

Medical - Drugs — 0.0%
Poniard Pharmaceuticals, Inc. Expires 12/03/08 (Strike price $36.00)†(2)(3)	2,000	0
Poniard Pharmaceuticals, Inc. Expires 02/01/11 (Strike price $4.62)†(2)(3)	5,994	0
Poniard Pharmaceuticals, Inc. Expires 04/26/11 (Strike price $4.62)†(2)(3)	61,566	0

Therapeutics — 0.0%
Favrille, Inc. Expires 03/06/11 (Strike price $5.26)†(2)(3)	15,435	0
MannKind Corp. Expires 08/05/10 (Strike price $12.23)†(2)(3)	15,000	0

Total Warrants
(cost $2,304)		0

Total Long-Term Investment Securities
(cost $174,764,872)		134,963,309

SHORT-TERM INVESTMENT SECURITIES — 1.2%
Registered Investment Companies — 1.2%
T. Rowe Price Reserve Investment Fund (cost $1,566,941)	1,566,941	1,566,941

TOTAL INVESTMENTS (cost $176,331,813)(5)	104.0%	136,530,250
Liabilities in excess of other assets	(4.0)	(5,233,244)

NET ASSETS —	100.0%	$131,297,006

†	Non-income producing security
(1)	Security was valued using fair value procedures at November 30, 2008. See Note 2 regarding fair value pricing procedures for foreign equity securities.
(2)	Illiquid security. At November 30, 2008, the aggregate value of these securities was $122,314, representing 0.1% of net assets.

AIG Retirement Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

(3)	To the extent permitted by the Statement of Additional Information, the Health Sciences Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2008, the Health Sciences Fund held the following restricted securities:

Name	Acquisition Date	Principal/ Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
Dyadic International, Inc. (Warrant) Expires 05/30/10; Strike price $6.33	12/01/06	4,560	$0	$0	$0	0.00%
Favrille, Inc. (Warrant) Expires 03/06/11; Strike price $5.26	03/09/06	15,435	1,929	0	0	0.00%
MannKind Corp. (Warrant) Expires 08/05/10; Strike price $12.23	08/05/05	15,000	375	0	0	0.00%
Pacific Biosciences of California, Inc., Series E (Convertible Preferred Stock) 8%	07/11/08	19,415	135,905	122,314	6.30	0.09%
Poniard Pharmaceuticals, Inc. (Warrant) Expires 12/03/08; Strike price $36.00	12/05/03	2,000	0	0	0	0.00%
Poniard Pharmaceuticals, Inc. (Warrant) Expires 02/01/11 Strike price $4.62	02/01/06	5,994	0	0	0	0.00%
Poniard Pharmaceuticals, Inc. (Warrant) Expires 04/26/11 Strike price $4.62	04/26/06	61,566	0	0	0	0.00%

				$122,314		0.09%

(4)	Fair valued security; see Note 2
(5)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

GDR—Global Depository Receipt

Open call option contracts written at November 30, 2008 for the Health Sciences Fund were as follows:
Issue	Expiration Date	Strike Price	Number of Contracts	Premiums Received	Market Value at November 30, 2008	Unrealized Appreciation (Depreciation)
Abbott Laboratories	Jan-09	$60.00	17	$4,301	$1,105	$3,196
Abbott Laboratories	Feb-09	62.50	21	3,927	1,890	2,037
Acorda Therapeutics, Inc.	Jan-09	40.00	3	921	60	861
Acorda Therapeutics, Inc.	Jan-10	50.00	14	7,098	770	6,328
Alcon, Inc.	Jan-09	110.00	14	5,178	770	4,408
Alcon, Inc.	Jan-10	180.00	26	39,236	1,690	37,546
Alexion Pharmaceuticals, Inc.	Jan-09	40.00	134	30,050	26,800	3,250
Alexion Pharmaceuticals, Inc.	Jan-09	50.00	13	3,081	390	2,691
AMAG Pharmaceuticals, Inc.	Jan-09	50.00	13	3,536	6,110	(2,574)
Amedisys, Inc.	Mar-09	65.00	18	8,946	2,430	6,516
Amedisys, Inc.	Mar-09	70.00	15	4,081	1,575	2,506
AMERIGROUP Corp.	Jan-09	30.00	56	9,373	5,880	3,493
Amgen, Inc.	Jan-09	50.00	82	34,440	65,600	(31,160)
Amgen, Inc.	Jan-09	60.00	94	20,481	23,218	(2,737)
Amgen, Inc.	Apr-09	60.00	30	16,710	16,950	(240)
Amylin Pharmaceuticals, Inc.	Jan-09	40.00	7	715	35	680
Assurant, Inc.	Jan-09	70.00	7	2,106	140	1,966
Baxter International, Inc.	Jan-09	70.00	40	6,680	800	5,880
Biogen Idec, Inc.	Jan-09	70.00	9	2,673	135	2,538
Catalyst Health Solutions, Inc.	Dec-08	30.00	21	5,442	315	5,127
Catalyst Health Solutions, Inc.	Dec-08	35.00	4	428	40	388
Celgene Corp.	Jan-09	70.00	63	29,582	3,780	25,802
Celgene Corp.	Jan-09	75.00	46	19,182	1,380	17,802

AIG Retirement Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Issue	Expiration Date	Strike Price	Number of Contracts	Premiums Received	Market Value at November 30, 2008	Unrealized Appreciation (Depreciation)
Cephalon, Inc.	Jan-09	$80.00	13	$3,731	$3,055	$676
Charles River Laboratories International, Inc.	Jan-09	65.00	33	5,227	825	4,402
Conceptus, Inc.	Feb-09	20.00	12	1,302	540	762
Covance, Inc.	Jan-09	90.00	8	4,056	240	3,816
Covance, Inc.	Feb-09	50.00	12	1,764	1,764	0
Covidien, Ltd.	Apr-09	60.00	10	2,220	250	1,970
DaVita, Inc.	Jan-09	55.00	45	13,188	6,975	6,213
DaVita, Inc.	Jan-09	60.00	90	18,642	5,850	12,792
Dentsply International, Inc.	Jul-09	35.00	35	3,745	5,250	(1,505)
Edwards Lifesciences Corp.	Jan-09	60.00	47	9,259	2,350	6,909
Express Scripts, Inc.	Jan-09	85.00	22	6,847	330	6,517
Gilead Sciences, Inc.	Jan-09	55.00	47	5,814	1,880	3,934
Gilead Sciences, Inc.	Jan-09	60.00	62	16,698	620	16,078
Gilead Sciences, Inc.	Feb-09	57.50	71	9,312	5,325	3,987
Gilead Sciences, Inc.	May-09	60.00	25	5,612	3,625	1,987
Health Net, Inc.	Jan-09	7.50	87	38,783	19,140	19,643
Henry Schein, Inc.	Apr-09	50.00	35	6,933	2,800	4,133
Idexx Laboratories, Inc.	Jan-09	65.00	6	882	270	612
Illumina, Inc.	Jan-09	40.00	13	1,466	260	1,206
Illumina, Inc.	Jan-09	52.50	25	6,237	250	5,987
Immucor, Inc.	Jan-09	35.00	44	7,508	1,540	5,968
Intuitive Surgical, Inc.	Jan-09	270.00	4	5,548	120	5,428
Intuitive Surgical, Inc.	Jan-09	300.00	1	3,283	40	3,243
Intuitive Surgical, Inc.	Jan-10	200.00	1	2,097	2,110	(13)
Intuitive Surgical, Inc.	Jan-10	330.00	10	40,790	4,400	36,390
Laboratory Corp. of America Holdings	Jan-09	70.00	25	12,425	3,375	9,050
Medco Health Solutions, Inc.	Jan-09	50.00	25	2,800	2,375	425
Medco Health Solutions, Inc.	Jan-09	55.00	88	16,230	2,640	13,590
Medtronic, Inc.	Feb-09	60.00	21	4,137	210	3,927
Monsanto Co.	Jan-09	100.00	70	38,905	13,650	25,255
Monsanto Co.	Jan-09	105.00	42	24,150	5,250	18,900
Monsanto Co.	Jan-09	110.00	19	6,593	1,520	5,073
Monsanto Co.	Jan-09	120.00	83	39,991	2,490	37,501
Myriad Genetics, Inc.	Jan-09	55.00	46	6,766	35,420	(28,654)
Myriad Genetics, Inc.	May-09	85.00	13	5,681	3,835	1,846
Onyx Pharmaceuticals, Inc.	Jan-09	50.00	32	8,936	480	8,456
Onyx Pharmaceuticals, Inc.	Feb-09	50.00	23	5,796	1,150	4,646
OSI Pharmaceuticals, Inc.	Jan-09	45.00	45	17,526	6,525	11,001
OSI Pharmaceuticals, Inc.	Jan-09	50.00	19	6,401	1,140	5,261
Qiagen NV	Jan-09	20.00	68	14,416	1,700	12,716
St. Jude Medical, Inc.	Jan-09	45.00	23	3,611	230	3,381
St. Jude Medical, Inc.	Jan-09	50.00	9	2,223	90	2,133
Stericycle, Inc.	Feb-09	70.00	36	8,892	4,680	4,212
Stryker Corp.	Jan-09	55.00	23	2,231	345	1,886
Teva Pharmaceutical Industries, Ltd. ADR	Dec-08	45.00	85	11,357	5,525	5,832
Teva Pharmaceutical Industries, Ltd. ADR	Jan-09	50.00	26	3,898	520	3,378
The Medicines Co.	Jan-09	22.50	12	1,864	180	1,684
The Medicines Co.	Apr-09	22.50	12	2,419	540	1,879
The Medicines Co.	Apr-09	30.00	6	1,602	150	1,452
United Therapeutics Corp.	Feb-09	65.00	12	3,684	3,684	0
Valeant Pharmaceuticals International	Mar-09	20.00	55	10,835	12,100	(1,265)
Vertex Pharmaceuticals, Inc.	Jan-09	40.00	31	5,350	620	4,730
WellPoint, Inc.	Jan-09	60.00	46	10,902	460	10,442
Wyeth	Jan-09	42.50	63	8,211	6,300	1,911
XenoPort, Inc.	Dec-08	50.00	22	6,678	220	6,458
XenoPort, Inc.	Jan-09	60.00	43	14,928	430	14,498
Zimmer Holdings, Inc.	Jan-09	70.00	43	9,816	430	9,386

			2,671	$798,365	$349,936	$448,429

Open put option contracts written at November 30, 2008 for the Health Sciences Fund were as follows:
Issue	Expiration Date	Strike Price	Number of Contracts	Premiums Received	Market Value at November 30, 2008	Unrealized Appreciation (Depreciation)
Abbott Laboratories	May-09	$50.00	5	$2,985	$2,650	$335
Abbott Laboratories	Jan-10	60.00	11	10,737	16,940	(6,203)
Acorda Therapeutics, Inc.	Jan-09	30.00	25	11,582	31,250	(19,668)

AIG Retirement Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Issue	Expiration Date	Strike Price	Number of Contracts	Premiums Received	Market Value at November 30, 2008	Unrealized Appreciation (Depreciation)
Aetna, Inc.	Jan-09	$50.00	11	$9,097	$31,350	$(22,253)
Alcon, Inc.	Jan-09	170.00	3	2,786	27,690	(24,904)
Alcon, Inc.	Jan-10	170.00	23	60,080	213,440	(153,360)
Alcon, Inc.	Jan-10	180.00	21	56,803	215,040	(158,237)
Alcon, Inc.	Jan-10	190.00	18	55,641	202,320	(146,679)
Alexion Pharmaceuticals, Inc.	Jan-09	40.00	90	38,924	77,400	(38,476)
Alexion Pharmaceuticals, Inc.	Jan-09	45.00	43	26,285	52,890	(26,605)
Alkermes, Inc.	Jan-09	20.00	9	6,302	11,610	(5,308)
Allergan, Inc.	Jan-09	65.00	7	5,199	19,460	(14,261)
Amedisys, Inc.	Mar-09	70.00	25	24,303	81,750	(57,447)
AMERIGROUP Corp.	Jan-09	25.00	20	7,169	6,600	569
Amgen, Inc.	Jan-09	50.00	28	10,151	6,636	3,515
Amgen, Inc.	Jan-09	60.00	30	12,177	20,850	(8,673)
Amgen, Inc.	Apr-09	60.00	26	13,891	25,740	(11,849)
Amylin Pharmaceuticals, Inc.	Jan-09	25.00	15	4,605	27,450	(22,845)
Amylin Pharmaceuticals, Inc.	Jan-09	30.00	9	4,473	21,060	(16,587)
Amylin Pharmaceuticals, Inc.	Jan-09	35.00	3	1,881	8,490	(6,609)
Amylin Pharmaceuticals, Inc.	Jan-09	40.00	2	1,894	6,580	(4,686)
Amylin Pharmaceuticals, Inc.	Jan-10	20.00	26	15,262	41,080	(25,818)
Amylin Pharmaceuticals, Inc.	Jan-10	25.00	24	17,448	48,480	(31,032)
Assurant, Inc.	Jan-09	70.00	3	1,809	14,670	(12,861)
AstraZeneca PLC	Jan-09	40.00	36	16,632	15,120	1,512
Barr Pharmaceuticals, Inc.	Feb-09	60.00	4	2,388	820	1,568
Baxter International, Inc.	Jan-09	65.00	20	15,760	25,800	(10,040)
Baxter International, Inc.	Jan-09	70.00	32	30,851	56,320	(25,469)
Baxter International, Inc.	Feb-09	75.00	22	15,884	49,940	(34,056)
Baxter International, Inc.	Jan-10	70.00	21	19,887	44,520	(24,633)
Baxter International, Inc.	Jan-10	75.00	8	8,776	20,160	(11,384)
Biogen Idec, Inc.	Jan-09	50.00	13	6,214	11,960	(5,746)
Biogen Idec, Inc.	Jan-09	55.00	24	16,968	32,400	(15,432)
Biogen Idec, Inc.	Jan-09	70.00	25	16,300	69,750	(53,450)
BioMarin Pharmaceuticals, Inc.	Jan-09	25.00	48	24,527	42,720	(18,193)
BioMarin Pharmaceuticals, Inc.	Jan-09	35.00	1	750	1,880	(1,130)
BioMarin Pharmaceuticals, Inc.	Jan-09	40.00	3	3,496	7,080	(3,584)
BioMarin Pharmaceuticals, Inc.	Jan-09	45.00	1	1,437	2,860	(1,423)
Boston Scientific Corp.	Jan-09	12.50	29	6,003	18,850	(12,847)
Boston Scientific Corp.	Jan-09	15.00	100	30,200	90,000	(59,800)
Cardinal Health, Inc.	Mar-09	60.00	3	3,141	8,400	(5,259)
Catalyst Health Solutions, Inc.	Dec-08	30.00	5	1,213	4,150	(2,937)
Catalyst Health Solutions, Inc.	Dec-08	35.00	17	5,474	22,610	(17,136)
Celgene Corp.	Jan-09	80.00	26	25,402	73,580	(48,178)
Celgene Corp.	Jan-10	70.00	19	29,410	45,790	(16,380)
Cephalon, Inc.	Jan-09	80.00	40	40,966	35,600	5,366
Cephalon, Inc.	May-09	80.00	5	5,635	6,500	(865)
Charles River Laboratories International, Inc.	Jan-09	65.00	7	3,899	30,730	(26,831)
Community Health Systems, Inc.	Jan-09	35.00	4	2,104	9,040	(6,936)
Covidien, Ltd.	Jan-09	55.00	9	6,363	16,740	(10,377)
Covidien, Ltd.	Jan-10	50.00	26	14,482	42,380	(27,898)
Covidien, Ltd.	Jan-10	55.00	43	35,568	88,150	(52,582)
Cubist Pharmaceuticals, Inc.	Jan-09	20.00	40	14,164	3,600	10,564
CVS Caremark Corp.	Jan-09	45.00	29	18,603	46,980	(28,377)
DaVita, Inc.	Jan-09	50.00	8	5,396	2,880	2,516
DaVita, Inc.	Jan-09	55.00	18	8,586	12,780	(4,194)
DaVita, Inc.	Jan-09	60.00	36	15,330	41,400	(26,070)
Edwards Lifesciences Corp.	Jan-09	55.00	12	4,884	8,160	(3,276)
Elan Corp. PLC ADR	Jan-09	22.50	26	13,442	42,640	(29,198)
Elan Corp. PLC ADR	Jan-09	25.00	7	3,549	13,230	(9,681)
Elan Corp. PLC ADR	Jan-10	20.00	44	20,108	67,320	(47,212)
Elan Corp. PLC ADR	Jan-10	25.00	66	49,227	132,000	(82,773)
Elan Corp. PLC ADR	Jan-10	30.00	22	22,374	54,340	(31,966)
Eli Lilly & Co.	Jan-09	50.00	25	12,425	40,250	(27,825)
Express Scripts, Inc.	Jan-09	70.00	21	23,037	28,560	(5,523)
Express Scripts, Inc.	Jan-09	75.00	26	22,762	46,800	(24,038)
Express Scripts, Inc.	Jan-10	80.00	15	19,652	41,250	(21,598)
Forest Laboratories, Inc.	Jan-10	40.00	3	2,314	5,220	(2,906)
Genentech, Inc.	Jan-09	70.00	4	3,243	1,560	1,683
Genentech, Inc.	Jan-09	75.00	28	21,921	15,960	5,961
Genentech, Inc.	Jan-09	80.00	9	8,343	7,200	1,143

AIG Retirement Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Issue	Expiration Date	Strike Price	Number of Contracts	Premiums Received	Market Value at November 30, 2008	Unrealized Appreciation (Depreciation)
Genentech, Inc.	Mar-09	$90.00	21	$14,007	$36,120	$(22,113)
Genentech, Inc.	Mar-09	100.00	29	22,334	75,400	(53,066)
Gen-Probe, Inc.	Jan-09	50.00	18	9,781	24,480	(14,699)
Genzyme Corp.	Jan-09	75.00	18	15,566	22,140	(6,574)
Gilead Sciences, Inc.	Jan-09	60.00	58	59,230	89,900	(30,670)
Gilead Sciences, Inc.	Feb-09	57.50	34	24,258	45,900	(21,642)
Gilead Sciences, Inc.	Jan-10	45.00	25	16,175	22,000	(5,825)
Gilead Sciences, Inc.	Jan-10	60.00	18	22,646	33,480	(10,834)
Henry Schein, Inc.	Jan-09	60.00	28	20,876	70,560	(49,684)
Henry Schein, Inc.	Apr-09	40.00	18	6,286	13,140	(6,854)
Henry Schein, Inc.	Jan-10	60.00	9	10,233	23,580	(13,347)
Humana, Inc.	Jan-09	55.00	7	7,347	17,570	(10,223)
Humana, Inc.	Jan-09	70.00	2	1,946	8,100	(6,154)
Illumina, Inc.	Jan-09	45.00	15	13,005	35,550	(22,545)
Illumina, Inc.	Jan-10	45.00	18	18,160	46,620	(28,460)
ImClone Systems, Inc.	Jan-10	50.00	22	29,309	110	29,199
Immucor, Inc.	Jan-09	30.00	19	7,129	13,110	(5,981)
Immucor, Inc.	Jan-09	35.00	18	12,184	21,240	(9,056)
InterMune, Inc.	Jan-09	25.00	130	175,356	188,500	(13,144)
Intuitive Surgical, Inc.	Jan-09	270.00	2	10,594	27,800	(17,206)
Intuitive Surgical, Inc.	Jan-10	200.00	4	18,268	34,640	(16,372)
Invitrogen Corp.	Jan-09	40.00	26	10,670	39,260	(28,590)
Laboratory Corp. of America Holdings	Jan-09	65.00	22	8,294	10,780	(2,486)
McKesson Corp.	Jan-09	60.00	8	6,216	20,480	(14,264)
Medco Health Solutions, Inc.	Jan-09	55.00	25	21,725	33,500	(11,775)
Medco Health Solutions, Inc.	Jan-10	55.00	22	25,614	39,600	(13,986)
Medtronic, Inc.	Jan-09	55.00	47	15,279	117,970	(102,691)
Medtronic, Inc.	Jan-10	30.00	20	12,466	12,400	66
Merck & Co., Inc.	Jan-09	40.00	27	14,499	37,260	(22,761)
Merck & Co., Inc.	Jan-09	50.00	45	40,704	108,000	(67,296)
Millipore Corp.	Jan-09	80.00	19	16,853	57,760	(40,907)
Monsanto Co.	Jan-09	125.00	21	64,963	97,860	(32,897)
Monsanto Co.	Jan-10	120.00	13	36,881	66,170	(29,289)
Monsanto Co.	Jan-10	140.00	47	171,850	316,310	(144,460)
Onyx Pharmaceuticals, Inc.	Jan-09	35.00	29	31,552	24,360	7,192
Onyx Pharmaceuticals, Inc.	Jan-09	45.00	23	30,480	40,020	(9,540)
Onyx Pharmaceuticals, Inc.	Jan-09	50.00	19	30,120	42,370	(12,250)
Pfizer, Inc.	Jan-09	25.00	35	8,338	30,275	(21,937)
Schering-Plough Corp.	Jan-09	30.00	17	12,226	22,610	(10,384)
Schering-Plough Corp.	Jan-10	15.00	27	10,186	8,100	2,086
Sepracor, Inc.	Jan-09	22.50	16	6,368	17,440	(11,072)
Shire PLC	Jan-09	50.00	20	9,940	19,800	(9,860)
St. Jude Medical, Inc.	Jan-09	45.00	16	4,432	27,520	(23,088)
Stericycle, Inc.	Feb-09	65.00	8	6,056	8,560	(2,504)
Stryker Corp.	Jan-09	65.00	22	11,832	58,960	(47,128)
Stryker Corp.	Jan-09	70.00	12	8,964	38,160	(29,196)
Stryker Corp.	Jan-10	70.00	9	10,323	29,250	(18,927)
Teva Pharmaceutical Industries, Ltd. ADR	Jan-09	50.00	69	38,102	48,990	(10,888)
Teva Pharmaceutical Industries, Ltd. ADR	Jan-09	55.00	2	1,594	2,420	(826)
Teva Pharmaceutical Industries, Ltd. ADR	Jan-10	40.00	26	11,882	15,080	(3,198)
The Medicines Co.	Jan-09	22.50	31	8,121	30,690	(22,569)
The Medicines Co.	Apr-09	25.00	43	17,932	53,750	(35,818)
United Therapeutics Corp.	Jan-10	60.00	5	7,863	9,650	(1,787)
UnitedHealth Group, Inc.	Jan-09	35.00	27	11,475	38,340	(26,865)
Valeant Pharmaceuticals International	Jan-10	20.00	22	12,694	14,740	(2,046)
Vertex Pharmaceuticals, Inc.	Jan-09	30.00	45	31,182	29,700	1,482
Walgreen Co.	Jan-09	40.00	52	20,644	81,120	(60,476)
Walgreen Co.	Jan-09	45.00	3	2,091	4,680	(2,589)
Waters Corp.	Jan-09	60.00	24	16,030	45,840	(29,810)
WellCare Health Plans, Inc.	Jan-09	35.00	16	21,222	44,160	(22,938)
WellPoint, Inc.	Jan-09	45.00	17	9,123	17,170	(8,047)
Wyeth	Jan-09	40.00	32	18,709	18,240	469
Wyeth	Jan-09	50.00	50	37,350	71,500	(34,150)
Wyeth	Jan-10	45.00	26	15,782	34,060	(18,278)
Wyeth	Jan-10	50.00	26	19,281	43,420	(24,139)
XenoPort, Inc.	Jan-09	45.00	18	18,284	26,280	(7,996)
Zimmer Holdings, Inc.	Jan-09	75.00	13	13,481	49,270	(35,789)
Zimmer Holdings, Inc.	Jan-09	85.00	2	2,054	9,580	(7,526)
Zimmer Holdings, Inc.	Jan-10	70.00	29	26,883	99,470	(72,587)

			3,193	$2,583,874	$5,660,271	$(3,076,397)

See Notes to Financial Statements

AIG Retirement Company I Inflation Protected Fund

PORTFOLIO PROFILE — November 30, 2008 (Unaudited)

Industry Allocation*

United States Treasury Bonds	50.4%
Insurance — Life/Health	13.4
Finance — Investment Banker/Broker	10.1
United States Treasury Notes	8.4
Special Purpose Entities	6.0
Finance — Consumer Loans	4.0
Time Deposits	2.4
Federal National Mtg. Assoc.	1.5
Federal Farm Credit Bank	1.1
Federal Home Loan Mtg. Corp.	0.8
Federal Home Loan Bank	0.7
Banks — Commercial	0.5
Finance — Commercial	0.1
Tennessee Valley Authority	0.1

99.5%

Credit Quality†#

Government — Agency	3.8%
Government — Treasury	66.0
AA	28.7
A	1.5

100.0%

*	Calculated as a percentage of net assets.
†	Source: Standard and Poors.
#	Calculated as a percentage of total debt issues, excluding short-term securities.

AIG Retirement Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited)

Security Description	Principal Amount	Market Value (Note 2)

CORPORATE BONDS & NOTES — 33.0%
Banks - Money Center — 0.0%
RBS Capital Trust II Sub. Bonds 6.43% due 01/03/34(1)	$50,000	$28,495

Finance - Commercial — 0.1%
CIT Group, Inc. Senior Notes 7.14% due 12/14/16(2)	300,000	112,377

Finance - Consumer Loans — 3.4%
HSBC Finance Corp. Senior Notes 4.13% due 12/15/08	1,500,000	1,496,641
HSBC Finance Corp. Senior Notes 6.11% due 02/10/09(2)	2,500,000	2,410,475
HSBC Finance Corp. Senior Notes 6.58% due 07/10/09(2)	1,067,000	1,004,580
SLM Corp. Senior Notes 7.07% due 05/01/14(2)	130,000	60,353
SLM Corp. Senior Notes 7.50% due 11/21/13(2)	150,000	62,348

		5,034,397

Finance - Investment Banker/Broker — 10.1%
Citigroup Funding, Inc. Company Guar. Notes 7.41% due 05/28/13(2)	5,000,000	3,745,580
Goldman Sachs Group, Inc. Notes 0.00% due 05/08/13(2)(3)	5,000,000	4,206,500
Goldman Sachs Group, Inc. Notes 6.65% due 05/15/09	3,000,000	2,984,043
JP Morgan & Co, Inc. Sub. Notes 6.00% due 01/15/09	2,000,000	1,999,248
Lehman Brothers Holdings, Inc. Notes 3.47% due 04/14/11(2)(4)(5)	400,000	36,000
Lehman Brothers Holdings, Inc. Notes 6.59% due 06/10/14(2)(4)(5)	578,000	52,020
Lehman Brothers Holdings, Inc. Notes 7.53% due 11/01/14(2)(4)(5)	1,000,000	90,000
Morgan Stanley Senior Notes 6.62% due 02/02/15(2)	1,203,000	799,646
Morgan Stanley Senior Notes 7.37% due 06/01/11(2)	150,000	113,202
Morgan Stanley Senior Notes 7.72% due 11/01/13(2)	1,150,000	764,635

		14,790,874

Insurance - Life/Health — 13.4%
Jackson National Life Global Funding Notes 7.69% due 05/01/14*(2)	3,042,000	1,838,189
John Hancock Life Insurance Co. Company Guar. Notes 6.67% due 08/15/11(2)	1,000,000	853,700

Security Description	Principal Amount	Market Value (Note 2)

Insurance - Life/Health (continued)
Monumental Global Funding III Senior Sec. Notes 7.55% due 05/22/18*(2)	$5,000,000	$4,476,844
Pacific Life Global Funding Senior Notes 7.06% due 06/02/18*(2)(3)	5,000,000	4,158,000
Pacific Life Global Funding Bonds 7.55% due 02/06/16*(2)	300,000	218,865
Principal Life Income Funding Trusts Notes 6.77% due 03/01/12(2)	4,390,000	3,148,376
Principal Life Income Funding Trusts Senior Sec. Notes 7.18% due 07/15/11(2)	2,464,000	1,733,252
Protective Life Secured Trust Sec. Notes 6.45% due 09/10/11(2)	170,000	125,062
Prudential Financial, Inc. Senior Notes 7.69% due 05/23/18(2)	5,000,000	3,138,700

		19,690,988

Special Purpose Entities — 6.0%
Allstate Life Global Funding Trust Senior Sec. Notes 6.42% due 03/01/10(2)	4,150,000	3,678,021
Hartford Life Institutional Funding Senior Notes 7.24% due 05/08/18*(2)	5,000,000	4,373,910
Strats-Daimler Chrysler Bonds 6.94% due 11/15/13*(2)	1,000,000	843,910

		8,895,841

Total Corporate Bonds & Notes
(cost $61,414,281)		48,552,972

FOREIGN CORPORATE BONDS & NOTES — 0.5%
Banks - Commercial — 0.5%
BNP Paribas LLC Bank Guar. Notes 8.40% due 04/03/17(2) (cost $1,143,354)	1,174,000	660,375

U.S. GOVERNMENT AGENCIES — 4.2%
Federal Farm Credit Bank — 1.1%
5.13% due 08/25/16	1,500,000	1,600,002

Federal Home Loan Bank — 0.7%
5.00% due 11/17/17	1,000,000	1,056,248

Federal Home Loan Mtg. Corp. — 0.8%
4.50% due 01/15/15	135,000	142,544
5.13% due 11/17/17	500,000	536,998
6.25% due 07/15/32	500,000	601,749

		1,281,291

Federal National Mtg. Assoc. — 1.5%
6.51% due 02/17/09(2)	2,200,000	2,175,250

Tennessee Valley Authority — 0.1%
4.65% due 06/15/35	100,000	95,551

Total U.S. Government Agencies
(cost $6,203,413)		6,208,342

AIG Retirement Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

U.S. GOVERNMENT TREASURIES — 58.8%
United States Treasury Bonds — 50.4%
1.75% due 01/15/28 TIPS(6)	$10,339,362	$8,523,511
2.00% due 01/15/26 TIPS(6)	8,829,903	7,386,073
2.38% due 01/15/25 TIPS(6)	1,160,730	1,034,138
3.63% due 04/15/28 TIPS(6)	23,740,763	25,206,019
3.88% due 04/15/29 TIPS(6)	28,947,293	31,916,648

		74,066,389

United States Treasury Notes — 8.4%
1.38% due 07/15/18 TIPS(6)	8,522,808	7,632,575
1.63% due 01/15/15 TIPS(6)	1,386,466	1,215,108
1.88% due 07/15/15 TIPS(6)	3,936,940	3,489,113

		12,336,796

Total U.S. Government Treasuries
(cost $99,406,623)		86,403,185

PREFERRED STOCK — 0.6%
Finance - Consumer Loans — 0.6%
SLM Corp. 7.37%(2) (cost $1,732,125)	93,000	939,300

Total Long-Term Investment Securities
(cost $169,899,796)		142,764,174

SHORT-TERM INVESTMENT SECURITIES — 2.4%
Time Deposits — 2.4%
Euro Time Deposit with State Street Bank & Trust Co. 0.10% due 12/01/08 (cost $3,543,000)	3,543,000	3,543,000

TOTAL INVESTMENTS
(cost $173,442,796)(7)	99.5%	146,307,174
Other assets less liabilities	0.5	761,664

NET ASSETS —	100.0%	$147,068,838

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2008, the aggregate value of these securities was $15,909,718 representing 10.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Perpetual maturity — maturity date reflects the next call date.
(2)	Floating rate security where the rate fluctuates based on the Consumer Price Index.
(3)	Fair valued security; see Note 2
(4)	Bond in default
(5)	Company has filed Chapter 11 bankruptcy protection.
(6)	Principal amount of security is adjusted for inflation.
(7)	See Note 5 for cost of investments on a tax basis.

TIPS—Treasury Inflation Protected Securities

See Notes to Financial Statements

AIG Retirement Company I International Equities Fund

PORTFOLIO PROFILE — November 30, 2008 (Unaudited)

Industry Allocation*

Collective Investment Pool	16.6%
Banks — Commercial	11.8
Oil Companies — Integrated	7.9
Medical — Drugs	7.1
Electric — Integrated	4.6
Telephone — Integrated	4.2
Index Fund	3.4
Food — Misc.	2.9
Auto — Cars/Light Trucks	2.7
Insurance — Multi-line	2.7
Diversified Minerals	2.1
Food — Retail	1.8
Chemicals — Diversified	1.7
Cellular Telecom	1.6
Gas — Distribution	1.2
Tobacco	1.1
Steel — Producers	1.1
Diversified Manufacturing Operations	1.1
Brewery	1.1
Medical Products	1.0
Real Estate Operations & Development	0.9
Wireless Equipment	0.9
Transport — Rail	0.9
Building & Construction Products — Misc.	0.8
Engineering/R&D Services	0.8
Machinery — General Industrial	0.8
Insurance — Life/Health	0.8
Retail — Apparel/Shoe	0.7
Publishing — Books	0.7
Insurance — Property/Casualty	0.7
Cosmetics & Toiletries	0.7
Finance — Other Services	0.7
Finance — Investment Banker/Broker	0.6
Soap & Cleaning Preparation	0.6
Aerospace/Defense	0.6
Electronic Components — Misc.	0.6
Real Estate Investment Trusts	0.6
Electric Products — Misc.	0.5
Import/Export	0.5
Rubber — Tires	0.5
Electric — Generation	0.5
U.S. Government Treasuries	0.5
Oil Companies — Exploration & Production	0.5
Audio/Video Products	0.5
Toys	0.5
Diversified Operations	0.5
Repurchase Agreements	0.5
Multimedia	0.5
Machinery — Construction & Mining	0.5
Enterprise Software/Service	0.4
Athletic Footwear	0.4
Telecom Services	0.4
Investment Companies	0.4
Machinery — Electrical	0.4
Printing — Commercial	0.4
Metal — Diversified	0.4
Transport — Services	0.4
Insurance — Reinsurance	0.3
Transport — Marine	0.3
Office Automation & Equipment	0.3
Building & Construction — Misc.	0.3
Real Estate Management/Services	0.3
Time Deposits	0.3
Beverages — Wine/Spirits	0.3
Industrial Gases	0.3
Airlines	0.3
Retail — Convenience Store	0.3
Diversified Banking Institutions	0.3
Building Products — Cement	0.3

Paper & Related Products	0.3
Building — Heavy Construction	0.3
Retail — Jewelry	0.3
Agricultural Chemicals	0.2
Networking Products	0.2
Retail — Bookstores	0.2
Retail — Misc./Diversified	0.2
Diversified Financial Services	0.2
Electric — Distribution	0.2
Computer Services	0.2
Food — Catering	0.2
Retail — Home Furnishings	0.2
Fisheries	0.2
Medical — Biomedical/Gene	0.2
Hotels/Motels	0.2
Mining	0.2
Photo Equipment & Supplies	0.2
Water	0.2
Power Converter/Supply Equipment	0.2
Distribution/Wholesale	0.2
Chemicals — Specialty	0.2
Auto/Truck Parts & Equipment — Original	0.2
Computers — Periphery Equipment	0.2
Building — Residential/Commercial	0.2
Metal Processors & Fabrication	0.2
Television	0.2
Oil Refining & Marketing	0.2
Resorts/Theme Parks	0.1
Gambling (Non-Hotel)	0.1
Retail — Major Department Stores	0.1
Property Trust	0.1
Optical Supplies	0.1
Applications Software	0.1
Public Thoroughfares	0.1
Advertising Services	0.1
Food — Meat Products	0.1
Human Resources	0.1
Aerospace/Defense — Equipment	0.1
Diversified Operations/Commercial Services	0.1
Steel Pipe & Tube	0.1
Textile — Products	0.1
Dialysis Centers	0.1
Miscellaneous Manufacturing	0.1
Apparel Manufacturers	0.1
Beverages — Non-alcoholic	0.1
Semiconductor Equipment	0.1
Oil — Field Services	0.1
Publishing — Newspapers	0.1
Electronic Components — Semiconductors	0.1
Medical Instruments	0.1
Satellite Telecom	0.1
Computers — Integrated Systems	0.1
Venture Capital	0.1
Filtration/Separation Products	0.1
Transport — Truck	0.1
Medical — Wholesale Drug Distribution	0.1
Electronic Security Devices	0.1
Electronic Measurement Instruments	0.1
Wire & Cable Products	0.1
Food — Baking	0.1
Specified Purpose Acquisitions	0.1
Web Portals/ISP	0.1
Auto — Heavy Duty Trucks	0.1
Travel Services	0.1
Energy — Alternate Sources	0.1
Building Products — Doors & Windows	0.1
Machine Tools & Related Products	0.1
Building Products — Air & Heating	0.1
Security Services	0.1

AIG Retirement Company I International Equities Fund

PORTFOLIO PROFILE — November 30, 2008 (Unaudited) — (continued)

Industry Allocation* (continued)

Electric — Transmission	0.1%
Finance — Leasing Companies	0.1
Food — Confectionery	0.1
Machinery — Farming	0.1
Commercial Services — Finance	0.1

113.3%

Country Allocation*

Japan	22.1%
United States	21.5
United Kingdom	20.0
France	8.7
Germany	8.1
Switzerland	7.9
Australia	5.4
Spain	3.9
Italy	3.5
Netherlands	2.6
Sweden	1.7
Hong Kong	1.6
Finland	1.2
Denmark	0.9
Singapore	0.9
Belgium	0.8
Greece	0.4
Luxembourg	0.4
Norway	0.4
Ireland	0.4
Portugal	0.3
Bermuda	0.3
Austria	0.2
New Zealand	0.1

113.3%

*	Calculated as a percentage of net assets

AIG Retirement Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited)

Security Description	Shares	Market Value (Note 2)(7)

COMMON STOCK — 91.5%
Australia — 5.4%
AGL Energy, Ltd.	36,203	$363,712
Alumina, Ltd.#	118,919	99,698
Amcor, Ltd.	68,166	265,860
AMP, Ltd.	153,097	541,377
Aristocrat Leisure, Ltd.	26,420	68,067
Asciano Group#	46,864	32,348
ASX, Ltd.#	13,975	282,907
Australia and New Zealand Banking Group, Ltd.#	166,636	1,634,878
AXA Asia Pacific Holdings, Ltd.	69,051	204,897
Babcock & Brown, Ltd.#(1)	21,075	3,451
Bendigo Bank, Ltd.#	22,011	160,845
BHP Billiton, Ltd.#	274,052	5,500,831
Billabong International, Ltd.#	13,551	94,177
BlueScope Steel, Ltd.	62,057	163,396
Boral, Ltd.#	47,557	124,861
Brambles, Ltd.	112,989	538,499
Caltex Australia, Ltd.	11,023	53,617
CFS Retail Property Trust#	139,651	192,640
Coca - Cola Amatil, Ltd.	44,995	255,021
Cochlear, Ltd.	4,555	165,043
Commonwealth Bank of Australia	108,291	2,445,841
Computershare, Ltd.	38,567	167,259
Crown, Ltd.	36,542	111,647
CSL, Ltd.	48,823	1,122,708
CSR, Ltd.#	83,153	74,464
Dexus Property Group	239,428	131,350
Fairfax Media, Ltd.#	111,234	99,471
Fortescue Metals Group, Ltd.†#	103,133	140,802
Foster’s Group, Ltd.	156,904	564,713
Goodman Fielder, Ltd.	108,197	95,726
GPT Group	359,155	222,870
Harvey Norman Holdings, Ltd.#	43,372	61,382
Incitec Pivot, Ltd.	137,360	241,054
Insurance Australia Group, Ltd.	153,375	369,474
Leighton Holdings, Ltd.#	11,983	192,391
Lend Lease Corp., Ltd.	29,479	150,136
Lion Nathan, Ltd.#	23,993	136,832
Macquarie Airports Management, Ltd.	56,137	75,062
Macquarie Goodman Group#	168,972	107,070
Macquarie Group, Ltd.#	22,947	450,878
Macquarie Infrastructure Group#	196,292	226,230
Macquarie Office Trust	166,765	33,071
Metcash, Ltd.#	62,454	163,488
Mirvac Group#	124,802	113,001
National Australia Bank, Ltd.	138,170	1,833,774
Newcrest Mining, Ltd.	37,019	595,906
OneSteel, Ltd.	68,166	115,112
Orica, Ltd.#	28,263	288,812
Origin Energy, Ltd.	71,947	756,205
OZ Minerals, Ltd.#	242,139	164,607
Perpetual, Ltd.#	3,084	64,687
Qantas Airways, Ltd.	75,801	115,695
QBE Insurance Group, Ltd.	72,511	1,138,114
Queensland Gas Co. ,Ltd.†#	49,987	188,735
Rio Tinto, Ltd.#	23,333	718,645
Santos, Ltd.	47,697	472,757
Sims Group, Ltd.	12,534	114,953
Sonic Healthcare, Ltd.	25,984	228,466
Stockland#	119,679	347,730
Suncorp - Metway, Ltd.	78,026	403,795
TABCORP Holdings, Ltd.#	42,864	197,635
Tattersall’s, Ltd.#	92,994	154,101
Telstra Corp., Ltd.	355,628	948,207
Toll Holdings, Ltd.	50,280	190,771
Transurban Group#	98,619	324,580

Security Description	Shares	Market Value (Note 2)(7)

Australia (continued)
Wesfarmers, Ltd.#	52,850	$647,254
Wesfarmers, Ltd. PPS	11,810	145,073
Westfield Group#	143,212	1,414,575
Westpac Banking Corp. (New)†	57,759	671,520
Westpac Banking Corp.	157,528	1,867,181
Woodside Petroleum, Ltd.	39,345	931,137
Woolworths, Ltd.	99,391	1,749,559
WorleyParsons, Ltd.	12,319	109,252

		35,141,883

Austria — 0.2%
Erste Bank der Oesterreichischen Sparkassen AG#	7,694	175,670
Meinl European Land, Ltd.†	37,693	93,747
Oesterreichische Elektrizitaetswirtschafts AG	3,116	138,042
OMV AG	7,765	196,103
Raiffeisen International Bank Holding AG#	2,189	60,790
Strabag SE#	2,074	35,864
Telekom Austria AG	13,955	186,847
Voestalpine AG	4,655	98,476
Wiener Staedtische Versicherung AG#	1,553	42,935
Wienerberger AG#	3,395	48,332

		1,076,806

Belgium — 0.7%
Anheuser - Busch InBev NV#	48,869	803,999
Belgacom SA	9,920	361,512
Colruyt SA	1,361	294,234
Compagnie Nationale a Portefeuille	7,551	390,298
Delhaize Group	17,393	1,057,026
Dexia SA#	107,491	470,278
Dexia Strip VVPR†	1,290	16
Fortis	132,722	126,357
Group Bruxelles Lambert SA	3,263	240,764
KBC Ancora	2,463	41,054
KBC Groep NV	6,464	196,051
Mobistar SA	1,254	85,874
Solvay SA#	3,265	236,191
UCB SA	4,079	122,378
Umicore	9,611	173,426

		4,599,458

Bermuda — 0.3%
Cheung Kong Infrastructure Holdings, Ltd.	36,636	141,977
Chinese Estates Holdings, Ltd.	74,000	54,697
Esprit Holdings, Ltd.	86,100	402,871
Frontline, Ltd.#	3,820	109,986
Kerry Properties, Ltd.	52,000	115,256
Li & Fung, Ltd.	182,600	332,350
Mongolia Energy Co., Ltd.†	150,000	41,759
Noble Group, Ltd.	134,600	89,043
NWS Holdings, Ltd.	67,000	77,115
Orient Overseas International, Ltd.	17,483	27,556
Pacific Basin Shipping, Ltd.	135,000	56,758
SeaDrill, Ltd.#	11,250	91,645
Shangri - La Asia, Ltd.	106,000	137,131
Yue Yuen Industrial Holdings, Ltd.	54,000	98,092

		1,776,236

Cayman Islands — 0.0%
ASM Pacific Technology, Ltd.	15,900	43,957
Foxconn International Holdings, Ltd.†	172,000	43,998
Hutchison Telecommunications International, Ltd.	136,000	37,342
Kingboard Chemical Holdings, Ltd.	44,500	65,933
Lifestyle International Holdings ,Ltd.	55,500	40,784

		232,014

AIG Retirement Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)(7)

COMMON STOCK (continued)
Denmark — 0.9%
AP Moller - Maersk A/S, Series A	22	$113,700
AP Moller - Maersk A/S, Series B	170	878,012
Carlsberg A/S	19,074	579,955
Coloplast A/S	1,597	95,817
Danisco A/S#	33,855	1,553,356
Danske Bank A/S	30,709	362,285
DSV A/S#	7,526	82,362
FLSmidth & Co. A/S#	2,129	68,797
Jyske Bank A/S†	2,025	47,295
Novo - Nordisk A/S, Class B	29,444	1,504,310
Novozymes A/S#	2,506	177,742
Topdanmark A/S†	631	75,646
TrygVesta A/S#	1,100	64,127
Vestas Wind Systems A/S†	11,887	540,343
William Demant Holding A/S†#	941	30,567

		6,174,314

Finland — 1.2%
Elisa Oyj	5,717	82,340
Fortum Oyj	33,194	666,672
Kesko Oyj, Class B#	2,672	65,595
Kone Oyj, Class B	6,198	123,478
Metso Corp.	10,323	124,714
Neste Oil Oyj#	5,185	72,844
Nokia Oyj	309,703	4,380,414
Nokian Renkaat Oyj#	4,291	50,404
Orion Oyj	3,612	52,834
Outokumpu Oyj#	21,956	221,191
Pohjola Bank PLC, Class A	33,358	428,655
Rautaruukki Oyj	21,185	323,838
Sampo Oyj, Class A	20,893	390,287
Sanoma - WSOY Oyj#	3,288	45,898
Stora Enso Oyj, Class R#	23,533	191,914
UPM - Kymmene Oyj	26,693	384,972
Wartsila Oyj, Class B#	3,390	79,524

		7,685,574

France — 8.7%
Accor SA#	27,897	1,074,475
Aeroports de Paris	1,201	68,546
Air France - KLM#	5,464	70,992
Air Liquide	12,524	1,066,040
Alcatel SA†#	113,098	240,761
Alstom	10,470	558,354
Atos Origin SA	2,819	62,325
AXA SA	171,986	3,291,882
BNP Paribas SA	82,796	4,588,606
Bouygues SA	15,324	631,411
Bureau Veritas SA#	1,533	54,849
Cap Gemini SA	28,299	911,708
Carrefour SA#	75,577	2,849,315
Casino Guichard - Perrachon SA	1,765	107,925
Christian Dior SA#	2,204	101,740
Cie Generale de Geophysique - Veritas†#	10,810	177,704
CNP Assurances	17,898	1,152,975
Compagnie de St. Gobain#	51,705	2,081,566
Compagnie Generale des Etablissements Michelin, Class B#	17,062	818,681
Credit Agricole SA	99,045	1,105,372
Dassault Systemes SA#	2,617	101,543
Dexia SA Strip VVPR	1,290	16
Eiffage SA#	1,507	68,530
Electricite de France	23,562	1,367,658
Eramet	475	88,274
Essilor International SA#	20,073	803,094
Eurazeo	3,653	189,224

Security Description	Shares	Market Value (Note 2)(7)

France (continued)
Eutelsat Communications#	11,042	$231,266
France Telecom SA#	175,187	4,521,051
GDF Suez#	44,326	1,783,611
GDF Suez VVPR†	12,852	163
Gecina SA	8,224	405,519
Groupe Danone#	26,576	1,531,482
Hermes International#	3,267	411,435
ICADE	795	50,574
Iliad SA	656	49,085
Imerys SA#	2,092	78,466
JC Decaux SA#	2,707	38,240
Klepierre#	3,361	68,291
L’Oreal SA	9,883	798,436
Lafarge SA#	5,130	283,527
Lagardere SCA#	7,516	275,750
Legrand SA#	3,707	58,822
LVMH Moet Henessy Louis Vuitton SA#	9,910	564,578
M6 - Metropole Television	2,608	43,864
Natixis	230,898	468,429
Neopost SA#	1,255	89,744
PagesJaunes Groupe SA#	5,108	46,961
Pernod Ricard SA#	7,400	436,979
Peugeot SA#	6,154	111,616
PPR#	3,071	146,695
Publicis Groupe#	26,727	621,604
Renault SA#	20,251	447,189
Safran SA#	7,591	98,534
Sanofi - Aventis#	58,204	3,228,543
Schneider Electric SA	11,364	718,537
SCOR SE	19,451	380,864
Societe BIC SA	1,084	55,073
Societe Des Autoroutes Paris - Rhin - Rhone	913	59,989
Societe Generale	25,631	1,096,605
Societe Television Francaise 1#	4,748	65,151
Sodexho Alliance SA#	3,819	192,782
Suez Environnement SA†	10,895	187,612
Technip SA	4,126	125,573
Thales SA	3,610	134,988
Total SA#	174,433	9,151,549
Unibail - Rodamco#	3,314	445,510
Valeo SA	3,005	37,824
Vallourec SA#	6,361	677,136
Veolia Environnement#	15,266	380,763
Vinci SA	16,973	686,298
Vivendi	67,141	1,902,794
Wendel#	3,367	154,311
Zodiac SA#	1,686	59,889

		57,037,268

Germany — 7.7%
Adidas AG	52,539	1,643,419
Allianz SE	44,775	3,746,620
BASF AG	124,699	4,009,371
Bayer AG	38,879	2,020,211
Bayerische Motoren Werke AG#	13,393	337,423
Beiersdorf AG#	3,568	198,448
Bilfinger Berger AG	4,053	166,496
Celesio AG	11,184	285,116
Commerzbank AG	108,942	1,004,558
Continental AG (Frankfurt)†	5,494	394,009
Continental AG (Xetra)†#	165	11,855
DaimlerChrysler AG	55,108	1,740,479
Deutsche Bank AG#	34,368	1,234,163
Deutsche Boerse AG	13,197	948,763
Deutsche Lufthansa AG#	45,408	599,668

AIG Retirement Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)(7)

COMMON STOCK (continued)
Germany (continued)
Deutsche Post AG (London)†	4,152	$59,245
Deutsche Post AG (Sweden)	30,075	433,454
Deutsche Postbank AG#	9,102	187,299
Deutsche Telekom AG	309,002	4,300,044
E.ON AG	159,843	5,634,618
Fraport AG#	1,483	51,421
Fresenius Medical Care AG	7,719	337,228
Fresenius SE	12,333	609,947
GEA Group AG	5,954	92,336
Hamburger Hafen und Logistik AG	7,678	228,123
Hannover Rueckversicherung AG	2,439	56,118
HeidelbergCement AG#	1,010	48,104
Henkel AG & Co. KGaA	40,010	994,394
Hochtief AG	1,698	66,143
Hypo Real Estate Holding AG#	6,830	24,177
Infineon Technologies AG†	30,328	72,023
K+S AG	8,771	397,604
Linde AG	8,660	635,488
MAN AG	16,446	750,200
Merck KGaA	21,363	1,794,850
Metro AG	4,588	141,129
Muenchener Rueckversicherungs - Gesellschaft AG	9,094	1,241,980
Puma AG Rudolf Dassler Sport	4,579	784,584
Q-Cells AG†#	2,488	83,785
RWE AG	17,996	1,518,184
Salzgitter AG	1,582	110,250
SAP AG	78,731	2,704,747
Siemens AG	50,863	3,066,504
Solarworld AG#	3,388	60,950
ThyssenKrupp AG	54,503	1,114,242
TUI AG#	8,639	96,794
United Internet AG#	16,001	103,880
Volkswagen AG	10,552	3,755,995
Wacker Chemie AG#	2,878	292,459

		50,188,898

Greece — 0.4%
Alpha Bank A.E.	69,101	706,348
Coca - Cola Hellenic Bottling Co. SA	17,857	277,804
EFG Eurobank Ergasias	12,805	107,604
Hellenic Petroleum SA	18,021	136,839
Hellenic Telecommunications Organization SA	10,905	157,413
Marfin Financial Group SA Holdings†	24,181	90,191
National Bank of Greece SA	26,653	509,030
OPAP SA	27,382	678,931
Piraeus Bank SA	12,664	125,123
Public Power Corp. SA	4,222	61,918
Titan Cement Co. SA	2,335	39,757

		2,890,958

Hong Kong — 1.6%
Bank of East Asia, Ltd.	115,800	248,586
BOC Hong Kong Holdings, Ltd.	301,500	343,937
Cathay Pacific Airways, Ltd.	96,000	93,473
Cheung Kong Holdings, Ltd.	112,562	1,051,523
CLP Holdings, Ltd.	167,000	1,182,607
Hang Lung Group, Ltd.	70,000	229,270
Hang Lung Properties, Ltd.	169,000	365,726
Hang Seng Bank, Ltd.	62,288	797,044
Henderson Land Development Co., Ltd.	87,569	298,336
Hong Kong & China Gas Co., Ltd.	325,744	577,269
Hong Kong Aircraft Engineering Co., Ltd.	5,200	47,079
Hong Kong Exchanges & Clearing, Ltd.	83,300	658,966
HongKong Electric Holdings, Ltd.	113,000	632,469
Hopewell Holdings, Ltd.	50,955	132,357
Hutchison Whampoa, Ltd.	173,000	862,427

Security Description	Shares	Market Value (Note 2)(7)

Hong Kong (continued)
Hysan Development Co., Ltd.	46,000	$72,006
MTR Corp., Ltd.	115,000	253,895
New World Development Co., Ltd.	199,000	155,446
PCCW, Ltd.	303,657	139,051
Sino Land Co., Ltd.	138,000	101,946
Sun Hung Kai Properties, Ltd.	114,282	896,921
Swire Pacific, Ltd., Class A	66,816	449,618
Television Broadcasts, Ltd.	22,926	77,895
The Link REIT	175,691	331,697
Wharf Holdings, Ltd.	112,000	263,892
Wheelock & Co., Ltd.	74,000	141,141
Wing Hang Bank, Ltd.	14,245	66,453

		10,471,030

Ireland — 0.4%
Allied Irish Banks PLC	136,318	466,911
Anglo Irish Bank Corp. PLC	103,983	112,653
Bank of Ireland	103,606	192,690
CRH PLC	21,568	466,480
Elan Corp PLC†	26,065	161,480
Kerry Group PLC	39,084	814,238
Ryanair Holdings PLC†	7,244	27,030
Ryanair Holdings PLC ADR†#	1,750	45,955

		2,287,437

Isle of Man — 0.0%
Genting International PLC†#	235,000	61,500

Italy — 3.5%
A2A SpA#	668,842	1,172,526
Alleanza Assicurazioni SpA#	84,101	569,213
Assicurazione Generali SpA	62,019	1,500,986
Atlantia SpA	10,419	167,855
Autogrill SpA#	4,116	30,929
Banca Carige SpA#	29,393	65,651
Banca Intesa SpA	433,542	934,184
Banca Monte dei Paschi di Siena SpA#	99,992	183,992
Banca Popolare di Milano Scarl#	15,949	84,351
Banco Popolare Scarl	123,246	1,132,563
Bulgari SpA#	6,073	37,307
Enel SpA	175,161	1,099,480
ENI SpA	300,136	6,807,845
Fiat SpA	122,615	907,538
Finmeccanica SpA	41,803	523,497
Fondiaria - Sai SpA	2,809	51,222
IFIL Investments SpA#	12,603	36,790
Intesa Sanpaolo SpA	570,428	1,724,275
Italcementi SpA	18,827	110,646
Italcementi SpA RNC#	2,865	31,788
Lottomatica SpA#	2,462	58,409
Luxottica Group SpA#	5,618	104,126
Mediaset SpA#	31,059	168,705
Mediobanca SpA	19,903	205,746
Mediolanum SpA#	8,859	36,319
Parmalat SpA	67,461	109,388
Pirelli & C. SpA	328,638	113,407
Prysmian SpA	4,379	48,898
Saipem SpA	20,799	324,126
Saras SpA	13,464	50,833
Snam Rete Gas SpA#	31,657	165,853
Telecom Italia SpA (Chi-X)	1,454,643	1,987,772
Telecom Italia SpA (Milan)	243,773	209,055
Terna Rete Elettrica Nazionale SpA	48,565	144,184
UniCredit Italiano SpA#	690,455	1,586,954
Unione di Banche Italiane Scpa	40,992	592,790
Unipol Gruppo Finanziario SpA	55,859	80,615

		23,159,818

AIG Retirement Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)(7)

COMMON STOCK (continued)
Japan — 22.1%
ABC - Mart, Inc.	19,300	$657,923
ACOM Co., Ltd.#	2,299	91,324
Advantest Corp.#	7,320	95,449
Aeon Co., Ltd.#	31,230	277,757
Aeon Credit Service Co., Ltd.#	3,700	46,447
Aeon Mall Co., Ltd.#	3,100	65,553
Aioi Insurance Co., Ltd.#	23,000	91,836
Aisin Seiki Co., Ltd.	9,300	122,734
Ajinomoto Co., Inc.#	33,807	357,945
Alfresa Holdings Corp.#	1,500	66,015
All Nippon Airways Co., Ltd.#	32,000	116,554
Alps Electric Co., Ltd.	7,649	34,208
Amada Co., Ltd.	18,863	86,879
Aozora Bank, Ltd.#	31,000	35,319
Asahi Breweries, Ltd.	42,995	749,981
Asahi Glass Co., Ltd.	50,249	282,580
Asahi Kasei Corp.	58,549	248,157
Asics Corp.	9,000	54,274
Astellas Pharma, Inc.	23,700	966,839
Bank of Kyoto, Ltd.#	16,000	161,538
Benesse Corp.	3,714	157,197
Bridgestone Corp.	110,100	1,844,062
Brother Industries, Ltd.#	10,900	74,019
Canon Marketing Japan, Inc.#	3,200	48,234
Canon, Inc.	52,900	1,574,379
Casio Computer Co., Ltd.#	11,392	64,641
Central Japan Railway Co.	78	660,293
Chubu Electric Power Co., Inc.#	32,800	901,914
Chugai Pharmaceutical Co., Ltd.	10,976	189,474
Chuo Mitsui Trust Holdings, Inc.	49,000	183,731
Citizen Watch Co., Ltd.	13,647	63,205
Coca - Cola West Japan Co., Ltd.#	2,600	55,359
Cosmo Oil Co., Ltd.	27,000	66,842
Credit Saison Co., Ltd.#	7,854	104,908
CSK Holdings Corp.	100	662
Culture Convenience Club Co.#	170,000	1,506,534
Dai Nippon Printing Co., Ltd.	29,000	306,966
Daicel Chemical Industries, Ltd.	14,427	64,414
Daido Steel Co., Ltd.	16,000	49,384
Daihatsu Motor Co., Ltd.#	10,000	72,232
Daiichi Sankyo Co., Ltd.	34,600	712,848
Daikin Industries, Ltd.#	13,210	347,636
Dainippon Ink and Chemicals, Inc.	28,180	48,470
Dainippon Sumitomo Pharma Co., Ltd.#	9,000	76,042
Daito Trust Construction Co., Ltd.	4,053	172,530
Daiwa House Industry Co., Ltd.	26,070	218,510
Daiwa Securities Group, Inc.	67,045	344,222
Dena Co., Ltd.#	15	37,355
Denki Kagaku Kogyo Kabushiki Kaisha	22,226	50,143
Denso Corp.	23,900	395,903
Dentsu, Inc.#	95	168,957
Dowa Mining Co., Ltd.	14,000	42,917
East Japan Railway Co.	328	2,526,576
Eisai Co., Ltd.#	12,506	423,498
Electric Power Development Co., Ltd.	6,700	233,942
Elpida Memory, Inc.†#	4,900	22,790
FamilyMart Co., Ltd.	37,956	1,546,691
Fanuc, Ltd.	9,600	593,507
Fast Retailing Co., Ltd.#	22,400	2,571,859
Fuji Electric Holdings Co., Ltd.#	26,000	33,836
Fuji Heavy Industries, Ltd.#	30,000	90,422
Fuji Television Network, Inc.	21	29,277
FUJIFILM Holdings Corp.	23,873	577,409
Fujitsu, Ltd.	93,448	405,891
Fukuoka Financial Group, Inc.	38,000	123,650

Security Description	Shares	Market Value (Note 2)(7)

Japan (continued)
Furukawa Electric Co., Ltd.	32,000	$122,993
Gunma Bank, Ltd.#	20,000	117,517
Hakuhodo DY Holdings, Inc.#	1,010	51,755
Hankyu Hanshin Holdings, Inc.	60,600	301,601
Haseko Corp.#	63,000	53,354
Hikari Tsushin, Inc.#	1,400	23,660
Hino Motors, Ltd.#	12,000	25,018
Hirose Electric Co., Ltd.#	1,681	152,604
Hisamitsu Pharmaceutical Co., Inc.	3,400	136,127
Hitachi Chemical Co., Ltd.	4,700	45,341
Hitachi Construction Machinery Co., Ltd.#	5,200	58,388
Hitachi High - Technologies Corp.#	3,300	61,979
Hitachi Metals, Ltd.#	9,000	53,423
Hitachi, Ltd.	367,849	1,705,433
Hokkaido Electric Power Co., Inc.	9,300	217,288
Hokuhoku Financial Group, Inc.	59,177	123,325
Hokuriku Electric Power Co.	8,800	223,515
Honda Motor Co., Ltd.	81,700	1,796,164
Hoya Corp.	20,200	290,827
Ibiden Co., Ltd.	6,800	106,835
Idemitsu Kosan Co., Ltd.#	1,200	74,647
IHI Corp.	62,596	73,539
Inpex Holdings, Inc.	42	269,040
Isetan Mitsukoshi Holdings, Ltd.†#	15,934	117,381
Isuzu Motors, Ltd.	62,000	76,848
Ito En, Ltd.#	3,100	49,734
ITOCHU Corp.	74,000	375,251
ITOCHU Techno - Solutions Corp.#	1,500	38,464
J Front Retailing Co., Ltd.	26,000	102,564
Jafco Co., Ltd.#	1,700	45,927
Japan Airlines Corp.†#	44,000	102,725
Japan Petroleum Exploration Co.	1,500	60,265
Japan Prime Reality Investment Corp.	26	51,503
Japan Real Estate Investment Corp.	21	185,478
Japan Retail Fund Investment Corp.	18	67,618
Japan Steel Works, Ltd.#	228,000	2,344,100
Japan Tobacco, Inc.	724	2,657,907
JFE Holdings, Inc.	50,900	1,237,105
JGC Corp.	71,282	823,766
JS Group Corp.#	12,775	179,812
JSR Corp.	8,500	92,443
JTEKT Corp.	8,700	65,148
Jupiter Telecommunications Co.	111	85,600
Kajima Corp.#	42,000	122,454
Kamigumi Co., Ltd.	13,135	102,853
Kaneka Corp.#	15,081	69,080
Kansai Paint Co., Ltd.	11,000	53,183
Kao Corp.	61,000	1,748,035
Kawasaki Heavy Industries, Ltd.#	72,842	156,577
Kawasaki Kisen Kaisha, Ltd.#	30,631	123,845
KDDI Corp.	145	942,843
Keihin Electric Express Railway Co., Ltd.#	21,582	182,338
Keio Corp.#	29,000	156,523
Keisei Electric Railway Co., Ltd.	14,000	72,679
Keyence Corp.#	1,800	299,532
Kikkoman Corp.	8,531	96,185
Kinden Corp.	6,036	54,401
Kintetsu Corp.#	81,072	323,843
Kirin Brewery Co., Ltd.	38,937	472,793
Kobe Steel, Ltd.	130,000	216,566
Komatsu, Ltd.	144,300	1,771,919
Konami Corp.#	5,061	114,732
Konica Minolta Holdings, Inc.	23,836	175,766
Kubota Corp.	55,000	320,548
Kuraray Co., Ltd.	17,461	141,822

AIG Retirement Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)(7)

COMMON STOCK (continued)
Japan (continued)
Kurita Water Industries, Ltd.#	5,610	$132,814
Kyocera Corp.#	8,143	509,401
Kyowa Hakko Kogyo Co., Ltd.#	13,671	115,999
Kyushu Electric Power Co., Inc.	88,600	2,093,356
Lawson, Inc.	3,400	170,259
Leopalace21 Corp.	6,100	57,353
Mabuchi Motor Co., Ltd.#	1,600	68,432
Makita Corp.#	6,100	118,514
Marubeni Corp.	82,000	287,591
Marui Co., Ltd.#	11,596	62,778
Maruichi Steel Tube, Ltd.	1,800	43,324
Matsui Securities Co., Ltd.	5,700	38,195
Matsushita Electric Industrial Co., Ltd.	172,000	2,064,723
Matsushita Electric Works, Ltd.	98,000	805,286
Mazda Motor Corp.	45,000	77,509
MEDICEO Holdings Co., Ltd.#	7,000	76,054
Meiji Dairies Corp.#	14,000	72,669
Millea Holdings, Inc.	57,800	1,407,108
Minebea Co., Ltd.#	18,125	55,146
Mitsubishi Chemical Holdings Corp.#	62,920	263,284
Mitsubishi Corp.	67,001	833,515
Mitsubishi Electric Corp.	97,000	523,269
Mitsubishi Estate Co., Ltd.	58,750	879,148
Mitsubishi Gas Chemical Co., Inc.	19,864	75,878
Mitsubishi Heavy Industries, Ltd.#	480,000	1,949,836
Mitsubishi Logistics Corp.	6,000	67,967
Mitsubishi Materials Corp.	56,000	112,863
Mitsubishi Motors Corp.†#	179,000	250,431
Mitsubishi Rayon Co., Ltd.#	27,042	68,931
Mitsubishi Tanabe Pharma Corp.	12,000	149,357
Mitsubishi UFJ Financial Group, Inc.#	771,580	4,218,993
Mitsubishi UFJ Lease & Finance Co., Ltd.#	2,580	43,038
Mitsui & Co., Ltd.	145,331	1,291,230
Mitsui Chemicals, Inc.#	32,000	129,597
Mitsui Engineering & Shipbuilding Co., Ltd.#	33,668	46,149
Mitsui Fudosan Co., Ltd.	42,000	654,728
Mitsui Mining & Smelting Co., Ltd.	25,977	50,166
Mitsui O.S.K. Lines, Ltd.	102,000	544,973
Mitsui Sumitomo Insurance Group Holdings, Inc.	18,798	445,935
Mitsumi Electric Co., Ltd.	4,200	53,486
Mizuho Financial Group, Inc.#	733	1,931,008
Mizuho Trust & Banking Co., Ltd.#	72,000	83,409
Murata Manufacturing Co., Ltd.#	10,573	363,788
NamCo Bandai Holdings, Inc.#	9,718	96,419
NEC Corp.	96,441	271,276
NEC Electronics Corp.†#	1,900	18,410
NGK Insulators, Ltd.#	13,537	144,400
NGK Spark Plug Co., Ltd.#	9,455	79,281
NHK Spring Co., Ltd.#	8,000	28,793
Nidec Corp.#	27,460	1,377,577
Nikon Corp.	17,485	198,209
Nintendo Co., Ltd.	10,000	3,096,054
Nippon Building Fund, Inc.	26	257,648
Nippon Electric Glass Co., Ltd.	18,000	103,025
Nippon Express Co., Ltd.	38,879	174,561
Nippon Meat Packers, Inc.	70,000	877,901
Nippon Mining Holdings, Inc.	43,000	126,915
Nippon Oil Corp.	66,000	247,913
Nippon Paper Group, Inc.	44	146,223
Nippon Sheet Glass Co., Ltd.	30,067	87,406
Nippon Steel Corp.#	254,389	795,863
Nippon Telegraph and Telephone Corp.	258	1,122,776
Nippon Yusen Kabushiki Kaisha	55,000	299,344
Nipponkoa Insurance Co., Ltd.	33,000	211,408
Nishi - Nippon City Bank, Ltd.	36,000	75,181

Security Description	Shares	Market Value (Note 2)(7)

Japan (continued)
Nissan Chemical Industries, Ltd.	8,000	$70,207
Nissan Motor Co., Ltd.	109,500	365,608
Nissay Dowa Generall Insurance Co., Ltd.	9,000	41,646
Nissha Printing Co., Ltd.#	42,000	1,958,124
Nisshin Seifun Group, Inc.	8,463	94,930
Nisshin Steel Co., Ltd.#	34,000	49,605
Nisshinbo Industries, Inc.	7,532	52,241
Nissin Food Products Co., Ltd.#	4,055	144,183
Nitori Co., Ltd.#	20,000	1,424,790
Nitto Denko Corp.	8,107	135,854
NOK Corp.#	5,200	39,229
Nomura Holdings, Inc.	86,000	621,032
Nomura Real Estate Holdings, Inc.#	2,500	37,238
Nomura Real Estate Office Fund, Inc.	14	81,682
Nomura Research Institute, Ltd.	5,500	103,855
NSK, Ltd.	22,077	81,567
NTN Corp.#	20,277	61,490
NTT Data Corp.#	363	1,309,350
NTT DoCoMo, Inc.	1,678	2,784,306
NTT Urban Development Corp.#	53	53,850
Obayashi Corp.	30,861	176,614
Obic Co., Ltd.	310	48,470
Odakyu Electric Railway Co., Ltd.#	32,000	244,011
OJI Paper Co., Ltd.	41,528	200,296
OKUMA Corp.	1,000	3,819
Olympus Corp.#	12,206	253,305
Omron Corp.	9,584	125,001
Ono Pharmaceutical Co., Ltd.	4,800	211,750
Onward Kashiyama Co., Ltd.	6,944	51,563
ORACLE Corp.#	1,900	79,266
Oriental Land Co., Ltd.#	12,671	952,800
ORIX Corp.	4,490	281,602
Osaka Gas Co., Ltd.	97,188	369,766
Osaka Securities Exchange Co., Ltd.	170	759,060
Osaka Titanium Technologies Co.#	1,000	25,198
Otsuka Corp.#	800	36,306
Pioneer Corp.#	11	25
Promise Co., Ltd.#	2,950	60,651
Rakuten, Inc.#	322	176,194
Resona Holdings, Inc.#	254	356,329
Ricoh Co., Ltd.	34,000	354,841
Rohm Co., Ltd.	5,008	238,945
Sankyo Co., Ltd.	2,600	141,660
Santen Pharmaceutical Co., Ltd.#	3,600	95,407
Sanyo Electric Co., Ltd.†#	84,000	133,576
Sapporo Hokuyo Holdings, Inc.	15	56,817
Sapporo Holdings, Ltd.	13,000	75,960
SBI Holdings, Inc.#	802	124,638
Secom Co., Ltd.#	10,459	486,930
Sega Sammy Holdings, Inc.#	9,000	86,926
Seiko Epson Corp.#	6,200	89,126
Sekisui Chemical Co., Ltd.	21,925	121,930
Sekisui House, Ltd.	21,000	171,166
Seven & I Holdings Co., Ltd.	40,368	1,143,164
Seven Bank, Ltd.	642	2,283,014
Sharp Corp.#	50,330	341,061
Shikoku Electric Power Co.#	8,900	274,633
Shimadzu Corp.#	73,000	486,110
Shimamura Co., Ltd.#	1,100	84,248
Shimano, Inc.#	3,440	127,276
Shimizu Corp.#	29,559	155,618
Shin - Etsu Chemical Co., Ltd.	20,326	776,315
Shinko Electric Industries Co., Ltd.#	2,800	16,460
Shinko Securities Co., Ltd.	27,000	54,180
Shinsei Bank, Ltd.#	76,000	121,795

AIG Retirement Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)(7)

COMMON STOCK (continued)
Japan (continued)
Shionogi & Co., Ltd.	43,507	$944,219
Shiseido Co., Ltd.	17,000	316,245
Showa Denko K.K.	54,798	80,183
Showa Shell Sekiyu K.K.	8,500	70,461
SMC Corp.	2,800	250,847
Softbank Corp.#	37,500	512,423
Sojitz Corp.	59,200	89,717
Sompo Japan Insurance, Inc.	42,000	243,488
Sony Corp.#	49,962	969,847
Sony Financial Holdings, Inc.	43	127,213
Square Enix Co., Ltd.#	3,200	91,478
Stanley Electric Co., Ltd.	7,200	86,556
Sumco Corp.#	6,200	59,919
Sumitomo Chemical Co., Ltd.#	79,000	276,117
Sumitomo Corp.#	55,200	485,484
Sumitomo Electric Industries, Ltd.	35,887	271,137
Sumitomo Heavy Industries, Ltd.	29,000	108,761
Sumitomo Metal Industries, Ltd.	191,000	489,505
Sumitomo Metal Mining Co., Ltd.#	28,341	270,958
Sumitomo Mitsui Financial Group, Inc.#	474	1,739,208
Sumitomo Realty & Development Co., Ltd.#	20,000	295,294
Sumitomo Rubber Industries, Inc.#	8,200	74,862
Suruga Bank, Ltd.	12,000	121,172
Suzuken Co., Ltd.	3,600	80,365
Suzuki Motor Corp.#	17,200	232,245
T&D Holdings, Inc.	9,709	363,953
Taiheiyo Cement Corp.	43,000	60,719
Taisei Corp.#	46,384	91,751
Taisho Pharmaceutical Co., Ltd.	7,000	125,311
Taiyo Nippon Sanso Corp.#	14,000	98,412
Takashimaya Co., Ltd.#	15,000	107,921
Takeda Pharmaceutical Co., Ltd.	74,500	3,600,299
Takefuji Corp.#	4,930	34,648
TDK Corp.	6,200	210,213
Teijin, Ltd.#	43,277	120,332
Terumo Corp.	46,400	2,155,246
The 77 Bank, Ltd.	17,000	80,401
The Bank of Yokohama, Ltd.	62,000	323,490
The Chiba Bank, Ltd.	38,000	181,442
The Chugoku Bank, Ltd.#	9,000	124,411
The Chugoku Electric Power Co.	13,500	334,476
The Hachijuni Bank, Ltd.	22,000	112,901
The Hiroshima Bank, Ltd.	25,000	90,234
The Iyo Bank, Ltd.#	13,000	143,123
The Joyo Bank, Ltd.#	34,723	170,474
The Kansai Electric Power Co., Inc.	37,700	1,021,208
The Shizuoka Bank, Ltd.#	117,163	1,151,781
The Sumitomo Trust & Banking Co., Ltd.	71,000	324,642
THK Co., Ltd.#	5,600	56,176
Tobu Railway Co., Ltd.#	40,624	220,035
Toho Co., Ltd.#	5,600	112,505
Toho Gas Co., Ltd.#	24,000	139,304
Toho Titanium Co., Ltd.#	100	1,115
Tohoku Electric Power Co., Inc.	21,116	512,089
Tokuyama Corp.#	12,000	91,820
Tokyo Broadcasting System, Inc.	2,000	26,442
Tokyo Electric Power Co., Inc.	155,400	4,615,942
Tokyo Electron, Ltd.#	8,600	235,123
Tokyo Gas Co., Ltd.	225,077	1,014,174
Tokyo Steel Manufacturing Co., Ltd.#	5,200	48,529
Tokyo Tatemono Co., Ltd.#	14,000	46,170
Tokyu Corp.	57,426	229,338
Tokyu Land Corp.#	23,000	64,326
TonenGeneral Sekiyu K.K.#	14,000	134,886
Toppan Printing Co., Ltd.#	26,477	198,992

Security Description	Shares	Market Value (Note 2)(7)

Japan (continued)
Toray Industries, Inc.#	66,992	$325,561
Toshiba Corp.	153,618	562,213
Toshiba Machine Co., Ltd.#	150,000	480,377
Tosoh Corp.#	24,718	51,374
Toto, Ltd.#	13,771	84,931
Toyo Seikan Kaisha, Ltd.	7,726	109,784
Toyo Suisan Kaisha, Ltd.#	59,000	1,378,651
Toyo Tanso Co., Ltd.	12,000	579,643
Toyoda Gosei Co., Ltd.#	3,000	37,817
Toyota Boshoku Corp	3,100	24,922
Toyota Industries Corp.	8,600	168,433
Toyota Motor Corp.	201,949	6,356,866
Toyota Tsusho Corp.	10,200	97,000
Trend Micro, Inc.	5,500	160,467
Tsumura & Co.#	53,000	1,699,422
Ube Industreis, Ltd.	49,463	98,692
Uni - Charm Corp.	18,000	1,243,034
UNY Co., Ltd.	9,295	81,976
Ushio, Inc.#	5,500	65,320
USS Co., Ltd.	1,070	67,306
West Japan Railway Co.	85	377,546
Yahoo! Japan Corp.#	728	236,651
Yakult Honsha Co., Ltd.#	4,758	87,200
Yamada Denki Co., Ltd.	4,240	220,123
Yamaguchi Financial Group, Inc.	11,000	103,693
Yamaha Corp.#	7,951	73,343
Yamaha Motor Co., Ltd.	9,300	88,433
Yamaichi Securities Co., Ltd. ADR†#(1)(2)(3)	6,000	0
Yamato Kogyo Co., Ltd.	2,000	44,733
Yamato Transport Co., Ltd.	19,923	259,246
Yamazaki Baking Co., Ltd.#	5,513	73,266
Yaskawa Electric Corp.#	13,000	56,766
Yokogawa Electric Corp.	10,200	53,514

		144,454,215

Luxembourg — 0.4%
Acergy SA	384	2,192
ArcelorMittal#	78,769	1,895,687
Millicom International Cellular SA SDR	2,825	104,775
SES FDR	18,109	317,231
Tenaris SA	19,101	199,729

		2,519,614

Mauritius — 0.0%
Golden Agri - Resources Ltd.#	406,000	60,641

Netherlands — 2.6%
Aegon NV#	241,370	1,148,297
Akzo Nobel NV	33,603	1,147,909
ASML Holding NV	23,391	356,734
Boskalis Westminster NV	11,201	320,305
Corio NV	1,767	80,714
European Aeronautic Defense and Space Co.#	13,184	209,343
Fugro NV	2,421	77,096
Heineken Holding NV	66,592	1,724,913
Heineken NV	18,047	497,934
ING Groep NV	95,376	800,812
James Hardie Industries NV CDI#	35,353	88,403
Koninklijke Ahold NV	254,466	2,839,506
Koninklijke DSM DV	26,113	605,923
Koninklijke KPN NV	76,638	1,059,543
Koninklijke Philips Electronics NV#	64,425	1,050,781
Randstad Holding NV#	4,114	77,076
Reed Elsevier NV	177,564	2,086,565
SBM Offshore NV#	5,887	91,939
SNS Reaal	5,288	32,635

AIG Retirement Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)(7)

COMMON STOCK (continued)
Netherlands (continued)
STMicroelectronics NV	27,617	$181,843
TNT NV	17,943	375,638
Unilever NV#	81,822	1,912,622
Wolters Kluwer NV	11,034	185,886

		16,952,417

New Zealand — 0.1%
Auckland International Airport, Ltd.	79,868	77,083
Contact Energy, Ltd.	23,543	87,912
Fletcher Building, Ltd.	41,103	126,557
Nufarm, Ltd.	11,383	68,368
Sky City Entertainment Group, Ltd.	39,557	68,932
Telecom Corp. of New Zealand, Ltd.	149,097	201,583

		630,435

Norway — 0.4%
Aker Solutions ASA	6,560	37,888
DnB NOR ASA	47,644	181,492
Norsk Hydro ASA	42,275	153,416
Orkla ASA#	33,485	193,656
Petroleum Geo - Services ASA†#	132	598
Renewable Energy Corp. AS†#	5,950	56,259
StatoilHydro ASA#	82,407	1,397,410
Storebrand ASA	19,197	34,649
Telenor ASA	39,497	213,989
Yara International ASA#	7,646	127,345

		2,396,702

Portugal — 0.3%
Banco BPI SA	194,588	359,346
Banco Comercial Portugues SA†	94,954	96,801
Banco Espirito Santo SA	9,101	67,154
Brisa - Auto Estradas de Portugal SA	12,135	91,335
Cimpor Cimentos de Portugal SGPS SA	10,873	50,938
Energias de Portugal SA	372,577	1,266,925
Galp Energia, SGPS, S.A.	7,798	85,675
Jeronimo Martins SGPS SA	8,909	46,753
Portugal Telecom SGPS SA	24,784	183,550
PT Multimedia - Servicos de Telecomunicacoes e Multimedia SGPS SA	6,980	34,207

		2,282,684

Singapore — 0.9%
Ascendas Real Estate Investment Trust#	81,000	79,554
CapitaLand, Ltd.#	138,000	253,610
CapitaMall Trust#	95,000	107,216
City Developments, Ltd.#	40,000	151,972
ComfortDelGro Corp., Ltd.	153,000	137,006
Cosco Corp. (Singapore), Ltd.#	73,000	34,416
DBS Group Holdings, Ltd.	93,000	575,217
Fraser and Neave, Ltd.	78,730	148,294
Jardine Cycle & Carriage, Ltd.#	12,059	83,020
Keppel Corp., Ltd.	103,000	287,136
Keppel Land, Ltd.#	1,706	1,537
Neptune Orient Lines, Ltd.#	42,000	29,020
Olam International, Ltd.#	97,000	59,926
Oversea - Chinese Banking Corp.	204,000	691,909
Parkway Holdings, Ltd.#	73,000	61,994
SembCorp Industries, Ltd.	79,360	114,810
SembCorp Marine, Ltd.#	67,600	71,879
Singapore Airlines, Ltd.	42,890	293,964
Singapore Exchange, Ltd.#	69,000	224,239
Singapore Press Holdings, Ltd.#	123,250	289,583
Singapore Technologies Engineering, Ltd.#	110,000	172,402
Singapore Telecommunications, Ltd.	648,860	1,089,606

Security Description	Shares	Market Value (Note 2)(7)

Singapore (continued)
United Overseas Bank, Ltd.	99,000	$858,976
United Overseas Land, Ltd.	41,700	56,246
Wilmar International, Ltd.#	67,000	122,337

		5,995,869

Spain — 3.9%
Abertis Infraestructuras SA#	10,846	183,486
Acciona SA#	1,156	105,036
Acerinox SA#	5,657	76,377
ACS Actividades de Construccion y Servicios SA#	7,464	296,092
Banco Bilbao Vizcaya Argentaria SA	144,035	1,499,056
Banco de Sabadell SA#	37,135	245,852
Banco De Valencia SA	8,449	84,179
Banco Popular Espanol SA#	31,958	254,935
Banco Santander SA (London)	14,685	118,307
Banco Santander SA# (Barcelona)	517,242	4,252,691
Bankinter SA#	10,672	91,990
Cintra Concesiones de Infraestructuras de Transporte SA#	9,198	73,492
Criteria Caixacorp SA	243,110	830,270
EDP Renovaveis SA†	8,821	55,106
Enagas	7,243	134,639
Fomento de Construcciones y Contratas SA#	1,802	65,942
Gamesa Corp. Tecnologica SA#	35,171	591,511
Gas Natural SDG SA#	31,764	878,685
Gestevision Telecinco SA#	4,489	39,671
Grifols SA#	5,171	89,074
Grupo Ferrovial SA#	3,659	91,608
Iberdrola Renovables†	34,174	114,989
Iberdrola SA	433,204	3,227,885
Iberia Lineas Aereas de Espana SA#	19,278	47,926
Indra Sistemas SA#	3,983	81,437
Industria de Diseno Textil SA#	8,825	296,393
Mapfre SA#	27,660	87,323
Red Electrica Corp. SA	4,377	194,233
Repsol YPF SA	75,797	1,470,277
Sacyr Vallehermoso SA#	3,083	29,780
Telefonica SA	461,637	9,371,716
Union Fenosa SA#	14,790	321,702
Zardoya Otis SA#	5,128	89,311

		25,390,971

Sweden — 1.7%
Alfa Laval AB#	65,879	518,209
Assa Abloy AB, Class B#	60,852	591,273
Atlas Copco AB, Class A#	56,406	400,357
Atlas Copco AB, Class B	110,726	696,397
Boliden AB#	16,381	38,850
Electrolux AB, Class B#	10,213	87,032
Getinge AB, Class B#	7,282	87,426
Hennes & Mauritz AB, Class B#	20,663	764,002
Holmen AB#	2,069	50,074
Husqvarna AB, Class B#	22,013	127,771
Investor AB, Class B	18,400	260,615
Lundin Petroleum AB†#	8,887	43,461
Modern Times Group AB, Class B#	2,033	35,672
Nordea Bank AB	90,426	652,922
Sandvik AB#	51,100	302,589
Scania AB, Class B	45,610	360,252
Securitas AB, Class B#	12,504	118,714
Skandinaviska Enskilda Banken AB, Class A#	48,227	409,321
Skanska AB, Class B	19,532	145,067
SKF AB, Class B#	15,577	124,499
Ssab Svenskt Stal AB, Class A#	7,211	57,747
Ssab Svenskt Stal AB, Class B	11,635	88,154
Svenska Cellulosa AB, Class B	37,176	301,192

AIG Retirement Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)(7)

COMMON STOCK (continued)
Sweden (continued)
Svenska Handelsbanken AB, Class A	89,060	$1,487,098
Swedbank AB, Class A#	96,400	694,520
Swedish Match AB	27,418	419,812
Tele2 AB, Class B	12,314	100,725
Telefonaktiebolaget LM Ericsson, Class B	188,231	1,338,781
TeliaSonera AB#	90,544	407,853
Volvo AB, Class A	17,800	82,020
Volvo AB Class B#	43,924	196,365

		10,988,770

Switzerland — 7.9%
ABB, Ltd.†	303,442	3,921,338
Actelion, Ltd.†#	3,995	180,449
Adecco SA	7,979	236,738
Aryzta AG†#	12,628	338,758
Baloise Holding AG	25,068	1,404,394
BKW FMB Energie AG	640	58,904
Compagnie Financiere Richemont SA	21,116	368,969
Credit Suisse Group AG	58,469	1,716,440
EFG International AG#	49,038	783,475
Geberit AG#	16,126	1,490,160
Givaudan SA#	264	173,369
Holcim, Ltd.	8,804	392,782
Julius Baer Holding AG	8,536	282,032
Kuehne & Nagel International AG#	2,183	133,530
Lindt + Spruengli AG#	165	322,194
Logitech International SA†#	76,972	1,007,451
Lonza Group AG#	7,970	659,385
Nestle SA	268,514	9,714,043
Nobel Biocare Holding AG#	7,375	112,656
Novartis AG	217,975	10,190,561
OC Oerlikon Corp AG†#	285	20,622
Pargesa Holding SA	23,246	1,797,094
Roche Holding AG	52,946	7,445,176
Schindler Holding AG#	2,059	84,360
SGS SA#	189	161,921
Sonova Holding AG#	23,388	1,270,314
Straumann AG#	4,371	583,276
Sulzer AG	1,103	59,359
Swatch Group AG	2,006	45,313
Swatch Group AG, Class B#	9,302	1,103,874
Swiss Life Holding†	2,150	132,636
Swiss Reinsurance	13,569	558,970
Swisscom AG	972	279,324
Syngenta AG	6,556	1,166,274
UBS AG†	165,624	2,086,793
Zurich Financial Services AG	5,748	1,126,148

		51,409,082

United Kingdom — 20.0%
3i Group PLC	75,148	479,564
Admiral Group PLC	7,481	113,823
AMEC PLC	13,389	108,995
American Physicians Capital, Inc.	107,081	2,811,412
Anglo American PLC	130,540	3,110,236
Antofagasta PLC	78,244	525,070
Associated British Foods PLC	33,582	352,387
AstraZeneca PLC	129,380	4,898,006
Aviva PLC	519,925	3,227,130
BAE Systems PLC	486,786	2,680,726
Balfour Beatty PLC	71,350	339,123
Barclays PLC	945,461	2,488,169
Berkeley Group Holdings PLC†	33,711	439,229
BG Group PLC	172,987	2,481,863
BHP Billiton PLC	214,065	3,901,316

Security Description	Shares	Market Value (Note 2)(7)

United Kingdom (continued)
BP PLC	1,701,756	$13,803,744
British Airways PLC	112,941	272,080
British Energy Group PLC	201,917	2,332,837
British Land Co. PLC#	20,682	167,727
British Sky Broadcasting Group PLC	46,089	314,810
BT Group PLC	418,737	868,117
Bunzl PLC#	17,617	173,066
Burberry Group PLC	29,056	92,681
Cable & Wireless PLC	143,719	331,300
Cadbury PLC	66,770	567,029
Cairn Energy PLC†	7,048	185,956
Carnival PLC#	12,447	266,044
Carphone Warehouse PLC#	16,639	30,314
Centrica PLC†	711,015	2,598,873
Cobham PLC	205,144	564,177
Compass Group PLC	261,896	1,244,487
Daily Mail & General Trust#	50,409	230,303
Diageo PLC	101,832	1,429,503
Drax Group PLC	69,055	652,693
Eurasian Natural Resources Corp.	13,022	56,792
Experian Group, Ltd.	52,348	320,516
FirstGroup PLC	19,489	141,802
Friends Provident PLC	216,935	246,664
G4S PLC	71,050	223,306
GKN PLC	140,642	179,260
GlaxoSmithKline PLC	372,885	6,471,803
Hammerson PLC#	17,997	144,750
Hays PLC	55,652	63,272
HBOS PLC	465,625	661,292
Home Retail Group PLC	35,494	111,879
HSBC Holdings PLC	1,145,592	12,490,771
ICAP PLC#	48,394	220,421
IMI PLC	12,925	51,326
Imperial Tobacco Group PLC	49,852	1,247,317
Inchcape PLC	48,110	47,027
Intercontinental Hotels Group PLC	10,395	84,990
International Power PLC	67,701	270,023
Invensys PLC†	123,460	315,161
Investec PLC	16,300	67,318
ITV PLC	350,624	193,478
J Sainsbury PLC	61,353	271,101
Johnson Matthey PLC	8,926	120,177
Kazakhmys PLC	8,657	34,971
Kingfisher PLC	128,690	236,734
Ladbrokes PLC	24,293	70,045
Land Securities Group PLC#	18,817	273,768
Legal & General Group PLC	1,428,684	1,493,726
Liberty International PLC#	10,242	85,609
Lloyds TSB Group PLC#	276,615	723,144
LogicaCMG PLC#	220,335	226,319
London Stock Exchange Group PLC#	13,985	132,126
Lonmin PLC#	4,746	63,048
Man Group PLC, Class B	342,348	1,335,723
Marks & Spencer Group PLC	63,779	223,218
Meggitt PLC	26,894	60,408
Mondi PLC	156,898	403,384
National Express Group PLC	5,255	45,972
National Grid PLC	106,561	1,110,155
Next PLC#	7,972	136,921
Old Mutual PLC	422,641	357,891
Pearson PLC	37,579	360,973
Prudential PLC	135,502	708,303
Reckitt Benckiser Group PLC	55,323	2,352,268
Reed Elsevier PLC	290,421	2,419,311
Rentokil Initial PLC#	119,709	65,890

AIG Retirement Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares/ Principal Amount(6)	Market Value (Note 2)(7)

COMMON STOCK (continued)
United Kingdom (continued)
Rexam PLC	26,000	$140,234
Rio Tinto PLC	48,274	1,205,156
Rolls - Royce Group PLC†	74,113	358,851
Rolls - Royce Group PLC, Class C (Entitlement Shares)	4,027,509	6,206
Royal & Sun Alliance Insurance Group PLC	133,934	315,484
Royal Bank of Scotland Group PLC	775,869	662,333
Royal Dutch Shell PLC, Class A#	345,478	9,314,555
Royal Dutch Shell PLC, Class B	257,356	6,825,866
RT Group PLC†(1)(2)(3)	10,000	154
SABMiller PLC	59,240	964,053
Sage Group PLC	350,662	903,911
Schroders PLC	4,971	65,203
Scottish and Southern Energy PLC	35,368	600,700
Segro PLC#	90,269	310,083
Serco Group PLC	19,657	120,949
Severn Trent PLC#	9,527	167,544
Shire PLC	58,311	808,160
Smith & Nephew PLC	35,758	267,114
Smiths Group PLC	15,690	203,184
Stagecoach Group PLC	264,298	715,607
Standard Chartered PLC†	57,538	753,588
Standard Life PLC	88,090	359,939
Tate & Lyle PLC	37,790	228,092
Tesco PLC	372,133	1,691,935
The Capita Group PLC	46,279	497,150
Thomas Cook Group PLC#	83,565	210,874
Thomson Reuters PLC#	7,295	146,267
Tomkins PLC#	35,638	60,297
TUI Travel PLC	22,613	74,072
Tullow Oil PLC	29,318	238,928
Unilever PLC	60,663	1,399,699
United Business Media, Ltd.	9,371	61,677
United Utilities Group PLC	47,700	445,163
Vedanta Resources PLC#	5,829	55,391
Vodafone Group PLC	3,656,961	7,157,763
Whitbread PLC	7,045	91,978
William Morrison Supermarkets PLC	224,804	839,344
Wolseley PLC	26,779	126,526
WPP PLC	47,007	262,853
Xstrata PLC	36,767	533,077

		130,193,103

United States — 0.2%
Synthes, Inc.	9,867	1,147,126

Total Common Stock
(cost $907,503,100)		597,204,823

EXCHANGE TRADED FUNDS — 3.4%
United States — 3.4%
iShares MSCI Japan Index Fund#	420,500	3,641,530
iShares MSCI Pacific ex - Japan Index Fund#	116,400	2,858,784
Vanguard Int’l Equity Index European	403,170	15,578,489

Total Exchange Traded Funds
(cost $26,320,663)		22,078,803

PREFERRED STOCK — 0.4%
Germany — 0.4%
Bayerische Motoren Werke AG	34,343	629,970
Fresenius SE	6,549	362,555
Henkel AG & Co KGaA#	14,967	424,939
Porsche Automobil Holding SE#	3,992	258,783
RWE AG	10,128	597,315
Volkswagen AG	8,793	357,253

		2,630,815

Security Description	Shares/ Principal Amount(6)		Market Value (Note 2)(7)

Italy — 0.0%
Unipol Gruppo Finanziario SpA		36,874	$37,317

Total Preferred Stock
(cost $4,385,649)			2,668,132

FOREIGN CORPORATE BONDS & NOTES — 0.0%
United Kingdom — 0.0%
National Grid Gas Holdings PLC Bonds 4.19% due 12/14/22	GBP	5,000	9,410
National Grid Gas Holdings PLC Bonds 7.00% due 12/16/24	GBP	5,000	7,385
National Grid Gas Holdings PLC Bonds 7.09% due 12/14/09	GBP	5,000	7,729

Total Foreign Corporate Bonds & Notes
(cost $23,031)			24,524

RIGHTS — 0.2%
Australia — 0.0%
CSR, Ltd. Expires 12/10/08		19,343	0
Incitec Pivot, Ltd. Expires 12/04/08		36,527	3,589

			3,589

Belgium — 0.1%
Anheuser - Busch InBev NV Expires 12/09/08†#		36,584	441,403
Fortis Expires 07/04/14		124,598	0

			441,403

Japan — 0.0%
Dowa Mining Co., Ltd. Expires 01/29/10†		14,000	2,132

Spain — 0.0%
Banco Santander SA Expires 11/27/08†#		295,898	184,144

Sweden — 0.0%
Getinge AB Expires 12/18/08†		7,282	1,185
Swedbank AB Expires 12/16/08†		96,400	52,105

			53,290

United Kingdom — 0.0%
Centrica PLC Expires 12/12/08†		263,760	300,737
Standard Chartered PLC Expires 12/17/08		18,968	119,826

			420,563

Total Rights
(cost $1,632,661)			1,105,121

Total Long - Term Investment Securities
(cost $939,865,104)			623,081,403

SHORT - TERM INVESTMENT SECURITIES — 17.4%
Collective Investment Pool — 16.6%
Securities Lending Quality Trust(4)		113,278,937	108,521,222

Time Deposits — 0.3%
Euro Time Deposit with State Street Bank & Trust Co. 0.05% due 12/01/08		$1,912,000	1,912,000

AIG Retirement Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares/ Principal Amount(6)	Market Value (Note 2)

SHORT - TERM INVESTMENT SECURITIES (continued)
U.S. Government Treasuries — 0.5%
United States Treasury Bills
0.02% due 12/18/08@	$550,000	$549,995
0.02% due 01/22/09@	2,020,000	2,019,942
0.06% due 01/08/09@	100,000	99,991
0.08% due 01/08/09@	400,000	399,966
0.12% due 12/26/08@	10,000	9,999
0.18% due 12/26/08@	25,000	24,997
0.22% due 12/04/08@	50,000	49,999

		3,154,889

Total Short - Term Investment Securities
(cost $118,345,826)		113,588,111

REPURCHASE AGREEMENT — 0.5%
State Street Bank & Trust Co. Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 11/28/08, to be repurchased 12/01/08 in the amount of $3,049,003 and collateralized by Federal Home Loan Bank, bearing interest at 4.38% due 09/17/10 and having an approximate value of $3,144,534 (cost $3,049,000)	3,049,000	3,049,000

TOTAL INVESTMENTS
(cost $1,061,259,930)(5)	113.3%	739,718,514
Liabilities in excess of other assets	(13.3)	(87,003,754)

NET ASSETS —	100.0%	$652,714,760

#	The security or a portion thereof is out on loan (See Note 2)
†	Non-income producing security
@	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	Fair valued security; see Note 2
(2)	To the extent permitted by the Statement of Additional Information, the International Equities Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2008, the International Equities Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
RT Group PLC	04/02/01	10,000	$56,191	$154	$0.02	0.00%
Yamaichi Securities Co., Ltd.	08/04/93	6,000	478,650	0	0.00	0.00

				$154		0.00%

(3)	Illiquid security. At November 30, 2008, the aggregate value of these securities was $154, representing 0.0% of net assets.
(4)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(5)	See Note 5 for cost of investments on a tax basis.
(6)	Denominated in United States Dollars unless otherwise indicated.
(7)	A substantial number of the Fund’s holdings were valued using the fair value procedures at November 30, 2008. At November 30, 2008, the aggregate value of these securities was $599,086,228 representing 91.8% of net assets. See Note 2 regarding fair value pricing procedures for foreign equity securities.

ADR — American Depository Receipt

FDR — Feduciary Depository Receipt

PPS — Price Protected Shares

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Depository Receipt

VVPR — Reduced tax rate shares

Open Futures Contracts
Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of November 30, 2008	Unrealized Appreciation (Depreciation)
12 Long	MSCI Singapore Index	Dec 2008	$322,811	$332,993	$10,182
5 Long	Hang Seng Index	Dec 2008	417,898	451,220	33,322
36 Long	OMXS 30 Index	Dec 2008	280,165	285,901	5,736
1 Long	IBEX 35 Index	Dec 2008	108,199	113,117	4,918
7 Long	CAC 40 10 Euro Index	Dec 2008	286,389	289,987	3,598
3 Long	Amsterdam Index	Dec 2008	190,456	192,246	1,790
9 Long	FTSE 100 Index	Dec 2008	685,703	591,940	(93,763)
2 Long	DAX Index	Dec 2008	385,392	296,326	(89,066)
1 Long	S&P/MIB Index	Dec 2008	172,104	126,260	(45,844)
846 Long	MSCI Pan Euro Index	Dec 2008	19,266,125	15,150,516	(4,115,609)
26 Long	SPI 200 Index	Dec 2008	2,025,391	1,578,773	(446,618)
7 Long	Nikkei 225 Index	Dec 2008	438,936	298,025	(140,911)
69 Long	Topix Index	Dec 2008	8,528,465	6,041,756	(2,486,709)

					$(7,358,974)

Currency Legend

GBP—British Pound

See Notes to Financial Statements

AIG Retirement Company I International Government Bond Fund

PORTFOLIO PROFILE — November 30, 2008 (Unaudited)

Industry Allocation*

Sovereign	73.7%
Repurchase Agreements	4.7
United States Treasury Notes	4.2
United States Treasury Bonds	2.5
Diversified Banking Institutions	1.8
Cosmetics & Toiletries	1.5
U.S. Government Agencies	1.0
Banks — Commercial	0.9
Cellular Telecom	0.7
Sovereign Agency	0.7
Transport — Marine	0.6
Finance — Investment Banker/Broker	0.5
Medical Products	0.4
Special Purpose Entities	0.3
Insurance — Reinsurance	0.3
Aerospace/Defense	0.3
Finance — Credit Card	0.3
Beverages — Non-alcoholic	0.3
Real Estate Operations & Development	0.3
Medical — Drugs	0.3
Import/Export	0.2
Electric — Integrated	0.2
Metal — Diversified	0.2
Diversified Manufacturing Operations	0.2
Beverages — Wine/Spirits	0.1
Diversified Financial Services	0.1
Steel — Producers	0.1
Electric — Generation	0.1

96.5%

Country Allocation*

Japan	20.6%
United States	18.7
Germany	7.4
Brazil	7.2
United Kingdom	5.6
Italy	4.5
Netherlands	3.6
Turkey	3.5
Mexico	2.9
Russia	2.5
Colombia	1.9
Philippines	1.8
France	1.4
Indonesia	1.4
Canada	1.3
Uruguay	1.0
Venezuela	1.0
Austria	0.9
Greece	0.9
Peru	0.8
Belgium	0.8
Switzerland	0.7
Norway	0.7
Spain	0.6
Singapore	0.6
Luxembourg	0.5
Denmark	0.5
Poland	0.4
Sweden	0.4
Ukrainian SSR	0.3
Panama	0.3
Finland	0.3
Cayman Islands	0.3
Hungary	0.3
South Africa	0.3
Australia	0.2
Ireland	0.2
United Arab Emirates	0.1
Argentina	0.1

96.5%

Credit Quality Allocation+#

Government — Treasury	7.2%
Government — Agency	1.9
AAA	25.7
AA	27.3
A	8.5
BBB	14.0
BB	11.4
B	1.7
Not Rated@	2.3

100.0%

*	Calculated as a percentage of net assets.
@	Represents debt issues that either have no rating or the rating is unavailable from the data source.
+	Source: Standard and Poors.
#	Calculated as a percentage of total debt issues, excluding short-term securities.

AIG Retirement Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited)

Security Description	Principal Amount(3)		Market Value (Note 2)

CORPORATE BONDS & NOTES — 5.7%
United States — 5.7%
American Express Credit Corp Senior Notes 1.65% due 11/01/11	JPY	50,000,000	$446,023
Berkshire Hathaway Finance Corp. Company Guar. Notes 5.00% due 08/15/13*		500,000	496,985
Citigroup, Inc. Senior Notes 5.30% due 10/17/12		700,000	638,920
Florida Power Corp. 1st. Mtg. Bonds 6.40% due 06/15/38		270,000	259,528
General Electric Co. Senior Notes 5.25% due 12/06/17		250,000	229,088
Goldman Sachs Group, Inc. 5.00% due 01/15/11		1,000,000	939,920
J.P. Morgan Chase 3.13% due 12/01/11		1,000,000	1,002,408
Johnson & Johnson 5.15% due 07/15/18		500,000	518,781
Morgan Stanley Notes 4.00% due 01/15/10		500,000	471,549
Procter & Gamble Co. Senior Notes 2.00% due 06/21/10	JPY	200,000,000	2,125,863
Schering - Plough Corp. Notes 5.00% due 10/01/10	EUR	300,000	375,826
Verizon Wireless Notes 7.38% due 11/15/13*		750,000	743,038

Total Corporate Bonds & Notes
(cost $7,957,919)			8,247,929

FOREIGN CORPORATE BONDS & NOTES — 7.9%
Brazil — 0.4%
Independencia International, Ltd. Company Guar. Notes 9.88% due 05/15/15*		680,000	273,783
Marfrig Overseas, Ltd. Company Guar. Bonds 9.63% due 11/16/16		658,000	333,935

			607,718

Canada — 0.3%
Royal Bank of Canada Notes 5.75% due 07/25/11	EUR	350,000	448,328

Cayman Islands — 0.3%
Agile Property Holdings, Ltd. Company Guar. Notes 9.00% due 09/22/13		820,000	403,293

France — 0.2%
BNP Paribas SA Notes 4.75% due 05/28/13	EUR	250,000	324,700

Germany — 1.6%
Bundesschatzanweisungen Bonds 4.00% due 09/10/10	EUR	690,000	904,228
Federal Republic of Germany Bonds 3.25% due 07/04/15	EUR	1,085,000	1,403,593

			2,307,821

Security Description	Principal Amount(3)		Market Value (Note 2)

Ireland — 0.2%
VIP Finance (Vimpelcom) Notes 9.13% due 04/30/18*		560,000	$246,400
VIP Finance Ireland Ltd. Notes 9.13% due 04/30/18		134,000	59,310

			305,710

Japan — 1.8%
Government of Japan Bonds 2.10% due 03/20/27	JPY	250,000,000	2,625,785

Luxembourg — 0.5%
Coca Cola Enterprises, Inc. Company Guar. Notes 3.13% due 12/15/08	EUR	350,000	444,403
Severstal SA Notes 9.75% due 07/29/13*		280,000	120,400
TNK - BP Finance SA Company Guar. Notes 7.88% due 03/13/18		360,000	151,200

			716,003

Netherlands — 0.6%
Government of the Netherlands Bonds 3.75% due 07/15/14	EUR	340,000	444,936
ING Bank HV Notes 5.25% due 06/05/18	EUR	250,000	330,276
Kazkommerts International BV Company Guar. Notes 8.00% due 11/03/15		320,000	152,240

			927,452

Singapore — 0.6%
PSA International Pte, Ltd. Senior Bonds 5.75% due 06/29/11*		860,000	887,825

United Arab Emirates — 0.1%
Abu Dhabi National Energy Co. Senior Notes 7.25% due 08/01/18*		150,000	119,601

United Kingdom — 1.3%
Allied Domecq Financial Services PLC Company Guar. Notes 6.63% due 04/18/11	GBP	150,000	216,213
Anglian Water Services Financing PLC Senior Notes 4.63% due 10/07/13	EUR	200,000	243,034
BAE Systems PLC Bonds 11.88% due 12/29/08	GBP	320,000	496,493
Barclays Bank PLC 5.75% due 03/08/11	EUR	350,000	443,503
Credit Suisse First Boston International for City of Kiev Ukraine Bonds 8.00% due 11/06/15		570,000	203,091
Vedanta Resources PLC Senior Notes 8.75% due 01/15/14*	EUR	430,000	240,800

			1,843,134

Total Foreign Corporate Bonds & Notes
(cost $14,364,009)			11,517,370

AIG Retirement Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Principal Amount(3)		Market Value (Note 2)

FOREIGN GOVERNMENT AGENCIES — 64.7%
Argentina — 0.1%
Republic of Argentina Notes 1.33% due 12/31/38(1)		447,134	$78,248

Austria — 0.9%
Republic of Austria Bonds 4.15% due 03/15/37*	EUR	745,000	954,201
Republic of Austria Bonds 6.25% due 07/15/27	EUR	235,000	373,056

			1,327,257

Belgium — 0.8%
Kingdom of Belgium Bonds 4.00% due 03/28/17	EUR	945,000	1,204,277

Brazil — 6.8%
Federal Republic of Brazil Bonds 6.00% due 01/17/17		1,350,000	1,228,500
Federal Republic of Brazil Bonds 7.13% due 01/20/37		570,000	530,100
Federal Republic of Brazil Notes 8.00% due 01/15/18		1,850,000	1,868,500
Federal Republic of Brazil Bonds 8.25% due 01/20/34		1,290,000	1,315,800
Federal Republic of Brazil Notes 8.75% due 02/04/25		1,020,000	1,081,200
Federal Republic of Brazil Bonds 8.88% due 10/14/19		740,000	773,300
Federal Republic of Brazil Notes 11.00% due 08/17/40		2,619,000	3,038,040

			9,835,440

Canada — 1.0%
Government of Canada Bonds 5.25% due 06/01/13	CAD	805,000	728,681
Government of Canada Bonds 8.00% due 06/01/23	CAD	630,000	741,073

			1,469,754

Colombia — 1.9%
Republic of Colombia Notes 7.38% due 01/27/17		530,000	488,925
Republic of Colombia Bonds 7.38% due 09/18/37		1,590,000	1,319,700
Republic of Colombia Bonds 12.00% due 10/22/15	COP	1,768,000,000	744,946
Republic of Columbia Bonds 8.13% due 05/21/24		260,000	243,100

			2,796,671

Security Description	Principal Amount(3)		Market Value (Note 2)

Denmark — 0.5%
Kingdom of Denmark 3.13% due 11/28/11	EUR	520,000	$659,776

Finland — 0.3%
Government of Finland Bonds 4.38% due 07/04/19	EUR	320,000	425,721

France — 1.2%
Government of France Bonds 3.00% due 10/25/15	EUR	325,000	404,725
Government of France Bonds 4.00% due 04/25/18	EUR	1,030,000	1,344,531
Government of France Bonds 5.50% due 04/25/29	EUR	347	525

			1,749,781

Germany — 5.8%
Federal Republic of Germany Bonds 3.75% due 01/04/15	EUR	490,000	653,235
Federal Republic of Germany Bonds 3.75% due 01/04/17	EUR	1,600,000	2,110,822
Federal Republic of Germany Bonds 3.75% due 01/04/19	EUR	740,000	979,028
Federal Republic of Germany Bonds 4.00% due 01/04/37	EUR	605,000	801,781
Federal Republic of Germany Bonds 4.25% due 01/04/14	EUR	935,000	1,273,162
Federal Republic of Germany Bonds 4.25% due 07/04/14	EUR	260,000	354,883
Federal Republic of Germany Bonds 4.25% due 07/04/39	EUR	610,000	843,666
Federal Republic of Germany Bonds 4.50% due 01/04/13	EUR	195,000	264,790
Federal Republic of Germany 4.75% due 07/04/28	EUR	300,000	422,263
Federal Republic of Germany Bonds 7.50% due 01/04/24	EUR	500,000	812,381

			8,516,011

Greece — 0.9%
Hellenic Republic Government Bonds 4.60% due 07/18/18	EUR	1,050,000	1,306,681

Hungary — 0.3%
Republic of Hungary Bonds 5.75% due 06/11/18	EUR	360,000	387,734

Indonesia — 1.4%
Republic of Indonesia Bonds 6.63% due 02/17/37		1,820,000	1,011,310

AIG Retirement Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Principal Amount(3)		Market Value (Note 2)

FOREIGN GOVERNMENT AGENCIES (continued)
Indonesia (continued)
Republic of Indonesia Bonds 6.88% due 01/17/18		650,000	$423,737
Republic of Indonesia Bonds 7.50% due 01/15/16		470,000	343,895
Republic of Indonesia Notes 8.50% due 10/12/35		420,000	269,387

			2,048,329

Italy — 3.8%
Italy Buoni Poliennali Del Tesoro Bonds 3.75% due 08/01/21	EUR	295,000	344,212
Italy Buoni Poliennali Del Tesoro Bonds 4.25% due 04/15/13	EUR	375,000	481,936
Italy Buoni Poliennali Del Tesoro Bonds 4.50% due 08/01/18	EUR	2,500,000	3,188,332
Italy Buoni Poliennali Del Tesoro Bonds 4.50% due 03/01/19	EUR	1,150,000	1,464,846

			5,479,326

Japan — 18.8%
Government of Japan Bonds 0.80% due 03/20/13	JPY	650,000,000	6,792,211
Government of Japan Bonds 1.10% due 03/20/11	JPY	265,000,000	2,801,645
Government of Japan Bonds 1.30% due 06/20/12	JPY	300,000,000	3,196,496
Government of Japan Bonds 1.40% due 12/20/14	JPY	270,000,000	2,905,777
Government of Japan Bonds 1.40% due 12/20/15	JPY	231,850,000	2,499,435
Government of Japan Bonds 1.70% due 09/20/17	JPY	200,000,000	2,176,199
Government of Japan Bonds 1.90% due 12/20/10	JPY	46,500,000	499,248
Government of Japan Bonds 2.00% due 03/20/09	JPY	85,000,000	893,367
Government of Japan Bonds 2.00% due 03/20/25	JPY	470,700,000	4,907,024
Government of Japan Government Guar. Bonds 5.00% due 09/21/09	JPY	62,900,000	681,105

			27,352,507

Mexico — 2.9%
United Mexican States Notes 5.63% due 01/15/17		1,500,000	1,335,000
United Mexican States Notes 6.05% due 01/11/40		410,000	315,700

Security Description	Principal Amount(3)		Market Value (Note 2)

Mexico (continued)
United Mexican States Notes 6.75% due 09/27/34		763,000	$682,885
United Mexican States Notes 7.50% due 04/08/33		440,000	415,272
United Mexican States Notes 8.13% due 12/30/19		840,000	887,292
United Mexican States Bonds 8.30% due 08/15/31		530,000	542,614

			4,178,763

Netherlands — 3.0%
Government of the Netherlands Bonds 4.00% due 07/15/18	EUR	570,000	742,316
Government of the Netherlands Bonds 4.25% due 07/15/13	EUR	2,720,000	3,626,846

			4,369,162

Norway — 0.7%
Kingdom of Norway Bonds 4.25% due 05/19/17	NOK	7,000,000	1,025,063

Panama — 0.3%
Republic of Panama Bonds 6.70% due 01/26/36		400,000	312,000
Republic of Panama Notes 7.25% due 03/15/15		166,000	156,870

			468,870

Peru — 0.8%
Republic of Peru Bonds 6.55% due 03/14/37		465,000	365,025
Republic of Peru Notes 7.35% due 07/21/25		635,000	573,088
Republic of Peru Bonds 8.75% due 11/21/33		280,000	280,000

			1,218,113

Philippines — 1.8%
Republic of Philippines Bonds 7.75% due 01/14/31		560,000	504,000
Republic of Philippines Notes 8.00% due 01/15/16		470,000	437,100
Republic of Philippines Notes 8.88% due 03/17/15		550,000	550,000
Republic of Philippines Senior Notes 9.50% due 02/02/30		640,000	646,400
Republic of Philippines Notes 10.63% due 03/16/25		500,000	535,000

			2,672,500

AIG Retirement Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Principal Amount(3)		Market Value (Note 2)

FOREIGN GOVERNMENT AGENCIES (continued)
Poland — 0.4%
Republic of Poland Bonds 4.25% due 05/24/11	PLN	1,825,000	$591,327

Russia — 2.5%
Republic of Georgia Notes 7.50% due 04/15/13		1,200,000	714,000
Russian Federation Bonds 7.50% due 03/31/30(1)		3,557,400	2,952,642

			3,666,642

South Africa — 0.3%
Republic of South Africa Bonds 5.88% due 05/30/22		530,000	386,900

Spain — 0.6%
Kingdom of Spain Bonds 5.75% due 07/30/32	EUR	615,000	938,195

Sweden — 0.4%
Kingdom of Sweden Bonds 4.50% due 08/12/15	SEK	4,260,000	582,680

Switzerland — 0.7%
Government of Switzerland Bonds 4.00% due 06/10/11	CHF	1,225,000	1,074,267

Turkey — 3.5%
Republic of Turkey Notes 6.88% due 03/17/36		905,000	633,500
Republic of Turkey Notes 7.00% due 06/05/20		1,320,000	1,003,200
Republic of Turkey Notes 7.25% due 03/15/15		1,360,000	1,196,800
Republic of Turkey Notes 7.25% due 03/05/38		310,000	234,050
Republic of Turkey Notes 7.38% due 02/05/25		700,000	567,000
Republic of Turkey Notes 8.00% due 02/14/34		387,000	317,340
Republic of Turkey Notes 9.50% due 01/15/14	CHF	1,160,000	1,160,000

			5,111,890

Ukrainian SSR — 0.3%
Republic of Ukraine Bonds 6.75% due 11/14/17*		510,000	214,200
Republic of Ukraine Bonds 6.75% due 11/14/17		610,000	256,200

			470,400

Security Description	Principal Amount(3)		Market Value (Note 2)

Uruguay — 1.0%
Republic of Uruguay Notes 7.63% due 03/21/36		670,000	479,050
Republic of Uruguay Bonds 8.00% due 11/18/22		1,270,000	1,014,730

			1,493,780

Venezuela — 1.0%
Republic of Venezuela Bonds 7.65% due 04/21/25		200,000	91,000
Republic of Venezuela Notes 8.50% due 10/08/14		480,000	276,000
Republic of Venezuela Bonds 9.00% due 05/07/23		600,000	297,000
Republic of Venezuela Bonds 9.25% due 05/07/28		610,000	301,950
Republic of Venezuela Bonds 9.38% due 01/13/34		840,000	432,600

			1,398,550

Total Foreign Government Agencies
(cost $101,769,948)			94,284,615

FOREIGN GOVERNMENT TREASURIES — 5.2%
Australia — 0.2%
New South Wales Treasury Corp. Notes 6.00% due 05/01/12	AUD	475,000	324,574

Italy — 0.7%
Republic of Italy Bonds 9.00% due 11/01/23	EUR	532,912	982,505

United Kingdom — 4.3%
Government of United Kingdom Bonds 4.00% due 09/07/16	GBP	600,000	946,308
Government of United Kingdom Bonds 4.25% due 03/07/36	GBP	1,415,000	2,169,768
Government of United Kingdom Bonds 4.50% due 03/07/19	GBP	830,000	1,302,844
Government of United Kingdom Bonds 4.75% due 09/07/15	GBP	200,000	329,516
Government of United Kingdom Bonds 5.00% due 03/07/12	GBP	300,000	490,016
Government of United Kingdom Bonds 5.75% due 12/07/09	GBP	250	401
Government of United Kingdom Bonds 8.00% due 06/07/21	GBP	478,000	1,018,952

			6,257,805

Total Foreign Government Treasuries
(cost $8,425,945)			7,564,884

AIG Retirement Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Principal Amount(3)	Market Value (Note 2)

U.S. GOVERNMENT AGENCIES — 1.7%
Federal Home Loan Mtg. Corp.
4.13% due 07/14/11	1,500,000	$1,519,440
4.13% due 09/27/13	1,000,000	1,044,515

Total U.S. Government Agencies
(cost $2,504,585)		2,563,955

U.S. GOVERNMENT TREASURIES — 6.6%
United States Treasury Bonds
1.75% due 01/15/28	522,190	430,480
4.50% due 05/15/38	600,000	709,828
5.50% due 08/15/28	750,000	931,172
6.00% due 02/15/26	600,000	774,844
6.50% due 11/15/26	130,000	177,399
7.88% due 02/15/21	400,000	560,969
United States Treasury Notes
1.38% due 07/15/18	1,014,620	908,640
2.75% due 02/28/13	500,000	526,797
2.75% due 10/31/13	750,000	779,707
3.75% due 11/15/18	600,000	640,406
4.50% due 11/15/15	1,700,000	1,943,047
4.88% due 08/15/16	1,100,000	1,264,743
Total U.S. Government Treasuries
(cost $9,264,395)		9,648,032

Total Long - Term Investment Securities
(cost $144,286,801)		133,826,785

Security Description	Principal Amount(3)	Market Value (Note 2)

REPURCHASE AGREEMENT — 4.7%
State Street Bank & Trust Co. Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 11/28/08, to be repurchased 12/01/08 in the amount of $6,841,006 and collateralized by Federal Home Loan Bank, bearing interest at 4.38% due 09/17/10 and having an approximate value of $6,979,205 (cost $6,841,000)	6,841,000	$6,841,000

TOTAL INVESTMENTS
(cost $151,127,801)(2)	96.5%	140,667,785
Other assets less liabilities	3.5	5,018,935

NET ASSETS —	100.0%	$145,686,720

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2008, the aggregate value of these securities was $4,297,233 representing 2.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(2)	See Note 5 for cost of investments on a tax basis.
(3)	Denominated in United States Dollars unless otherwise indicated.

Open Forward Foreign Currency Contracts
Contract to Deliver	In Exchange For	Delivery Date	Gross Unrealized Appreciation
GBP 800,000	USD 1,287,760	02/06/2008	$54,573

Currency Legend

AUD—Australian Dollar

CAD—Canadian Dollar

CHF—Switzerland Franc

COP—Colombian Peso

EUR—Euro Dollar

GBP—British Pound

JPY—Japanese Yen

NOK—Norwegian Krone

PLN—Polish Zloty

SEK—Swedish Krona

USD—United States Dollar

See Notes to Financial Statements

AIG Retirement Company I International Growth I Fund

PORTFOLIO PROFILE — November 30, 2008 (Unaudited)

Industry Allocation*

Collective Investment Pool	16.9%
Medical — Drugs	8.1
Banks — Commercial	6.9
Oil Companies — Integrated	5.9
Food — Misc.	3.6
Time Deposits	3.0
Telephone — Integrated	2.8
Soap & Cleaning Preparation	2.8
Chemicals — Diversified	2.3
Food — Retail	2.1
Cellular Telecom	2.1
Electronic Components — Misc.	1.8
Electric — Integrated	1.8
Medical Products	1.6
Insurance — Multi-line	1.6
Brewery	1.5
Industrial Gases	1.4
Gas — Distribution	1.4
Diversified Minerals	1.4
Diversified Operations	1.4
Multimedia	1.3
Tobacco	1.3
Medical — Generic Drugs	1.2
Transport — Rail	1.2
Agricultural Chemicals	1.2
Cosmetics & Toiletries	1.1
Beverages — Wine/Spirits	1.1
Machinery — Electrical	1.1
Office Automation & Equipment	1.1
Insurance — Reinsurance	1.1
Toys	1.1
Auto — Cars/Light Trucks	1.0
Oil Companies — Exploration & Production	1.0
Finance — Other Services	1.0
Transport — Services	1.0
Food — Catering	0.9
Machinery — General Industrial	0.9
Finance — Credit Card	0.9
Satellite Telecom	0.9
Chemicals — Specialty	0.9
Medical — Biomedical/Gene	0.9
Applications Software	0.8
Index Fund	0.8
Retail — Apparel/Shoe	0.8
Human Resources	0.8
Insurance — Life/Health	0.8
Publishing — Books	0.7
Distribution/Wholesale	0.7
Oil — Field Services	0.7
Aerospace/Defense	0.7
Dialysis Centers	0.7
Enterprise Software/Service	0.6
Semiconductor Components — Integrated Circuits	0.6
Computer Services	0.6
Insurance — Property/Casualty	0.6
Entertainment Software	0.5
Diversified Manufacturing Operations	0.5
Gambling (Non-Hotel)	0.5
Television	0.5
Computers	0.5
Retail — Convenience Store	0.4
Telecom Services	0.4
Publishing — Periodicals	0.4
E-Commerce/Services	0.4
Engineering/R&D Services	0.4
Electric Products — Misc.	0.4
Electric — Generation	0.4
Metal — Diversified	0.4
Rubber — Tires	0.4

Wireless Equipment	0.4
Athletic Footwear	0.4
Commercial Services	0.4
Repurchase Agreements	0.4
Electronic Measurement Instruments	0.4
Retail — Jewelry	0.4
Airlines	0.3
Schools	0.3
Broadcast Services/Program	0.3
Water Treatment Systems	0.3
Public Thoroughfares	0.3
Semiconductor Equipment	0.3
Apparel Manufacturers	0.3
Travel Services	0.3
Building & Construction — Misc.	0.3
Real Estate Investment Trusts	0.3
Electronic Components — Semiconductors	0.2
Aerospace/Defense — Equipment	0.2
Finance — Investment Banker/Broker	0.2
Building Products — Cement	0.2
Paper & Related Products	0.2
Investment Management/Advisor Services	0.2
Electronic Connectors	0.2
Retail — Drug Store	0.2
Auto/Truck Parts & Equipment — Original	0.1
Power Converter/Supply Equipment	0.1
Diversified Banking Institutions	0.1
Water	0.1
Building — Residential/Commercial	0.1
Import/Export	0.1
Optical Supplies	0.1
Beverages — Non-alcoholic	0.1
Real Estate Operations & Development	0.1
Miscellaneous Manufacturing	0.1
Photo Equipment & Supplies	0.1
Oil & Gas Drilling	0.1

116.8%

Country Allocation*

United States	22.0%
United Kingdom	20.3
Japan	12.5
Switzerland	12.0
France	10.2
Germany	8.1
Netherlands	4.0
Italy	3.1
Australia	3.0
Spain	2.6
Canada	2.6
Denmark	1.4
Singapore	1.3
Mexico	1.3
Israel	1.2
Finland	1.1
Brazil	1.0
Luxembourg	1.0
Bermuda	1.0
Taiwan	0.9
Greece	0.9
Hong Kong	0.9
India	0.8
Belgium	0.7
Ireland	0.6
China	0.6
Czech Republic	0.4

AIG Retirement Company I International Growth I Fund

PORTFOLIO PROFILE — November 30, 2008 (Unaudited) — (continued)

Country Allocation* (continued)

South Korea	0.4%
Austria	0.3
Indonesia	0.1
South Africa	0.1
Philippines	0.1
Turkey	0.1
Norway	0.1
Sweden	0.1

116.8%

*	Calculated as a percentage of net assets

AIG Retirement Company I International Growth I Fund

PORTFOLIO INVESTMENTS — November 30, 2008 (Unaudited)

Security Description	Shares	Market Value (Note 2)(1)

COMMON STOCK — 94.4%
Australia — 3.0%
BHP Billiton, Ltd.#	180,314	$3,619,302
Cochlear, Ltd.	33,023	1,196,532
CSL, Ltd.	145,759	3,351,796
QBE Insurance Group, Ltd.	52,463	823,446
Rio Tinto, Ltd.#	50,460	1,554,144
Telstra Corp., Ltd.	491,250	1,309,815

		11,855,035

Austria — 0.3%
Erste Bank der Oesterreichischen Sparkassen AG#	46,690	1,066,030

Belgium — 0.6%
Anheuser-Busch InBev NV#	82,921	1,364,226
KBC Groep NV	23,176	702,920
Umicore	19,780	356,921

		2,424,067

Bermuda — 1.0%
Esprit Holdings, Ltd.	183,900	860,488
Lazard, Ltd., Class A#	27,680	865,277
Li & Fung, Ltd.#	1,055,400	1,920,932
SeaDrill, Ltd.#	24,480	199,419

		3,846,116

Brazil — 0.7%
Redecard SA	222,500	2,565,543
Unibanco - Uniao de Bancos Brasileiros SA ADR	3,950	253,156

		2,818,699

Canada — 2.6%
Canadian National Railway Co. (New York)	35,630	1,254,889
Canadian National Railway Co. (Toronto)	68,093	2,482,569
Canadian Natural Resources, Ltd.	19,030	800,485
EnCana Corp.	29,600	1,385,576
Gildan Activewear, Inc.†#	33,220	564,326
Research In Motion, Ltd.†#	42,620	1,810,072
Shoppers Drug Mart Corp.#	17,700	633,888
Suncor Energy, Inc.	44,278	1,024,390

		9,956,195

China — 0.6%
China Communications Construction Co., Ltd.#	523,000	560,257
China Merchants Bank Co., Ltd.#	1,002,500	1,609,772

		2,170,029

Czech Republic — 0.4%
CEZ A/S	40,780	1,594,547

Denmark — 1.4%
Novo-Nordisk A/S, Class B	94,328	4,819,269
Vestas Wind Systems A/S†	11,570	525,933

		5,345,202

Finland — 1.1%
Fortum Oyj	58,990	1,184,762
Kone Oyj, Class B	43,520	867,018
Nokia Oyj	103,740	1,467,290
Stora Enso Oyj, Class R#	92,140	751,409

		4,270,479

France — 10.2%
Air Liquide	20,696	1,761,639
Alstom	30,280	1,614,801
AXA SA#	281,762	5,393,039
BNP Paribas SA	59,684	3,307,725
Cap Gemini SA	20,372	656,324

Security Description	Shares	Market Value (Note 2)(1)

France (continued)
Compagnie Generale des Etablissements Michelin, Class B#	17,810	$854,572
Essilor International SA#	10,620	424,892
GDF Suez#	115,340	4,641,106
Groupe Danone#	12,110	697,857
Legrand SA#	71,230	1,130,263
LVMH Moet Henessy Louis Vuitton SA#	53,350	3,039,377
Pernod Ricard SA#	26,902	1,588,597
Schneider Electric SA#	40,760	2,577,223
Suez Environnement SA†	27,305	470,193
Total SA#	161,762	8,486,771
UBISOFT Entertainment SA†	36,468	840,194
Vivendi	78,620	2,228,112

		39,712,685

Germany — 7.4%
Adidas AG	12,020	375,985
Bayer AG	106,380	5,527,664
Deutsche Boerse AG	38,222	2,747,869
Deutsche Telekom AG	115,198	1,603,085
E.ON AG	36,844	1,298,786
Fresenius Medical Care AG	59,306	2,590,964
GEA Group AG	18,062	280,110
K+S AG	19,429	880,749
Linde AG	52,350	3,841,546
Merck KGaA	41,220	3,463,172
Muenchener Rueckversicherungs-Gesellschaft AG	22,420	3,061,930
Puma AG Rudolf Dassler Sport	6,231	1,067,644
Q-Cells AG†#	2,831	95,336
SAP AG	39,050	1,341,535
Siemens AG	12,454	750,845

		28,927,220

Greece — 0.9%
Coca-Cola Hellenic Bottling Co. SA	21,800	339,146
National Bank of Greece SA	132,404	2,528,709
OPAP SA	23,434	581,041

		3,448,896

Hong Kong — 0.9%
China Mobile, Ltd.	40,500	371,265
Hang Seng Bank, Ltd.	44,600	570,706
Hutchison Whampoa, Ltd.	279,000	1,390,851
The Link REIT#	553,000	1,044,041

		3,376,863

India — 0.8%
Infosys Technologies, Ltd. ADR#	114,779	2,886,692
Satyam Computer Services, Ltd. ADR#	23,050	293,426

		3,180,118

Indonesia — 0.1%
Telekomunikasi Indonesia Tbk PT	1,207,500	589,144

Ireland — 0.6%
Anglo Irish Bank Corp. PLC	58,907	63,819
CRH PLC (Dublin)	32,567	704,370
CRH, PLC (Virt-x)	3,529	77,519
Ryanair Holdings PLC ADR†#	51,394	1,349,606

		2,195,314

Israel — 1.2%
Teva Pharmaceutical Industries, Ltd. ADR#	111,739	4,821,538

Italy — 3.1%
ENI SpA	265,746	6,027,793
Finmeccanica SpA	155,210	1,943,686

AIG Retirement Company I International Growth I Fund

PORTFOLIO INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)(1)

COMMON STOCK (continued)
Italy (continued)
Intesa Sanpaolo SpA	535,129	$1,617,574
Saipem SpA	151,663	2,363,478

		11,952,531

Japan — 12.5%
Aeon Credit Service Co., Ltd.	68,300	857,388
Benesse Corp.	29,500	1,248,600
Bridgestone Corp.	36,700	614,687
Canon, Inc.	133,800	3,982,079
Central Japan Railway Co.	120	1,015,835
Denso Corp.	34,600	573,148
FamilyMart Co., Ltd.	42,500	1,731,857
Fanuc, Ltd.#	40,300	2,491,494
Fast Retailing Co., Ltd.#	15,500	1,779,635
Hirose Electric Co., Ltd.#	8,100	735,332
Honda Motor Co., Ltd.	40,900	899,181
Hoya Corp.	156,900	2,258,947
Inpex Holdings, Inc.	272	1,742,356
Japan Steel Works, Ltd.#	104,000	1,069,239
Kao Corp.	97,000	2,779,663
Keyence Corp.#	8,500	1,414,459
Konami Corp.	54,900	1,244,577
Konica Minolta Holdings, Inc.	35,500	261,776
Kurita Water Industries, Ltd.#	48,700	1,152,948
Mitsubishi Corp.	35,000	435,412
Mitsubishi Electric Corp.	90,000	485,508
NGK Insulators, Ltd.#	62,000	661,357
Nidec Corp.#	34,900	1,750,817
Nintendo Co., Ltd.	13,200	4,086,792
Omron Corp.#	32,600	425,191
Rakuten, Inc.#	3,050	1,668,922
Ricoh Co., Ltd.	27,000	281,785
Shin-Etsu Chemical Co., Ltd.	52,200	1,993,684
Shiseido Co., Ltd.	25,000	465,067
Sony Financial Holdings, Inc.	1,002	2,964,350
Sumitomo Mitsui Financial Group, Inc.#	150	550,382
Terumo Corp.	29,800	1,384,188
Tokyo Electron, Ltd.	10,400	284,335
Tokyo Gas Co., Ltd.	157,000	707,426
Toyota Motor Corp.	44,075	1,387,375
Uni-Charm Corp.	17,800	1,229,223

		48,615,015

Luxembourg — 1.0%
Millicom International Cellular SA	11,360	435,429
Reinet Investments SCA†	3,799	31,072
SES FDR	193,135	3,383,306

		3,849,807

Mexico — 1.3%
America Movil SAB de CV, Series L ADR#	83,933	2,517,990
Desarrolladora Homex SAB de CV ADR†#	28,284	455,938
Grupo Modelo SA de CV, Series C	175,900	462,647
Grupo Televisa SA ADR#	81,551	1,211,848
Urbi, Desarrollos Urbanos, SA de CV†	199,400	295,572

		4,943,995

Netherlands — 4.0%
Akzo Nobel NV	14,250	486,793
ASML Holding NV	54,070	824,617
Heineken Holding NV	37,831	979,925
Heineken NV	89,700	2,474,909
Koninklijke Ahold NV	256,640	2,863,765
Koninklijke KPN NV	202,610	2,801,142
TNT NV	143,596	3,006,192
Unilever NV#	16,070	375,643

Security Description	Shares	Market Value (Note 2)(1)

Netherlands (continued)
Wolters Kluwer NV	101,880	$1,716,335

		15,529,321

Norway — 0.1%
Petroleum Geo - Services ASA†#	72,020	326,412

Philippines — 0.1%
Philippine Long Distance Telephone Co.	10,600	507,760

Singapore — 1.3%
Keppel Corp., Ltd.#	326,000	908,798
Singapore Technologies Engineering, Ltd.#	405,000	634,753
Singapore Telecommunications, Ltd.	674,950	1,133,418
United Overseas Bank, Ltd.#	300,000	2,602,959

		5,279,928

South Africa — 0.1%
MTN Group, Ltd.	50,690	525,427

South Korea — 0.4%
Hyundai Motor Co.	18,490	522,982
Samsung Electronics Co., Ltd. GDR*(OTC US)	17	2,843
Samsung Electronics Co., Ltd. GDR*(London)	5,447	915,230

		1,441,055

Spain — 2.6%
Banco Santander SA#	313,353	2,572,870
Cintra Concesiones de Infraestructuras de Transporte SA (Bonus Shares)	6,663	52,890
Cintra Concesiones de Intraestructuras de Transporte SA#	133,272	1,064,847
Indra Sistemas SA#	86,740	1,773,497
Telefonica SA	233,241	4,735,037

		10,199,141

Sweden — 0.1%
Hennes & Mauritz AB, Class B#	8,660	320,198

Switzerland — 12.0%
ABB, Ltd.†	77,030	995,448
Actelion, Ltd.†#	33,529	1,514,464
Compagnie Financiere Richemont SA	78,709	1,375,315
Credit Suisse Group AG	17,380	510,215
EFG International AG#	25,340	404,854
Givaudan SA#	3,190	2,094,879
Julius Baer Holding AG	104,141	3,440,848
Lonza Group AG#	11,170	924,131
Nestle SA	352,488	12,751,974
Novartis AG	68,986	3,225,168
Roche Holding AG	79,055	11,116,580
SGS SA#	1,210	1,036,637
Sonova Holding AG#	26,295	1,428,207
Swiss Reinsurance	28,691	1,181,915
Syngenta AG	26,013	4,627,561

		46,628,196

Taiwan — 0.9%
HON HAI Precision Industry Co., Ltd.	624,866	1,213,735
Taiwan Semiconductor Manufacturing Co., Ltd.	873,069	1,077,555
Taiwan Semiconductor Manufacturing Co., Ltd. ADR#	194,031	1,387,322

		3,678,612

Turkey — 0.1%
Akbank TAS	173,342	481,830

United Kingdom — 20.2%
Admiral Group PLC	97,717	1,486,753
Aggreko PLC#	56,420	391,454
AMEC PLC	60,640	493,650

AIG Retirement Company I International Growth I Fund

PORTFOLIO INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)(1)

COMMON STOCK (continued)
United Kingdom (continued)
Anglo American PLC	12,125	$288,889
AstraZeneca PLC	63,570	2,406,603
Autonomy Corp. PLC†#	78,390	1,131,832
Aviva PLC	110,851	688,043
BAE Systems PLC	134,870	742,728
BG Group PLC	305,696	4,385,853
BHP Billiton PLC	41,730	760,526
British American Tobacco PLC	85,574	2,246,745
British Sky Broadcasting Group PLC	289,408	1,976,795
Burberry Group PLC	166,730	531,824
Cadbury PLC	33,580	285,171
Cobham PLC	332,618	914,750
Compass Group PLC	757,759	3,600,747
Diageo PLC	203,660	2,858,950
GlaxoSmithKline PLC	192,839	3,346,919
HSBC Holdings PLC#(Hong Kong)	149,251	1,603,927
HSBC Holdings PLC(Chi-X)	67,380	734,667
Imperial Tobacco Group PLC	116,054	2,903,719
Informa PLC	177,061	557,353
International Power PLC	416,435	1,660,934
Ladbrokes PLC	222,378	641,193
Man Group PLC, Class B	279,494	1,090,488
Next PLC	57,050	979,848
Reckitt Benckiser Group PLC	217,875	9,263,784
Reed Elsevier PLC	344,382	2,868,825
Royal Dutch Shell PLC, Class A	84,510	2,278,504
Scottish and Southern Energy PLC	168,770	2,866,437
Shire PLC	130,722	1,811,740
Smiths Group PLC	96,438	1,248,864
Stagecoach Group PLC	279,530	756,848
Standard Chartered PLC†	140,960	1,846,185
Tesco PLC	1,186,522	5,394,625
The Capita Group PLC	285,866	3,070,899
TUI Travel PLC	326,120	1,068,245
Vodafone Group PLC	2,218,108	4,341,499
William Hill PLC	262,020	774,949
WPP PLC	438,042	2,449,432

		78,751,197

United States — 0.8%
India Fund, Inc.#	43,571	739,836
Synthes, Inc.	19,540	2,271,698

		3,011,534

Total Common Stock
(cost $523,622,918)		367,640,136

PREFERRED STOCK — 1.0%
Brazil — 0.3%
Companhia Vale do Rio Doce, Class A	63,700	677,804
Petroleo Brasileiro SA ADR#	34,097	606,244

		1,284,048

Germany — 0.7%
Henkel AG & Co. KGaA#	53,857	1,529,093
Porsche Automobil Holding SE#	17,913	1,161,218

		2,690,311

Total Preferred Stock
(cost $6,077,836)		3,974,359

EXCHANGE TRADED FUNDS — 0.8%
United States — 0.8%
iShares MSCI Japan Index Fund# (cost $3,916,876)	366,320	3,172,331

Security Description	Shares/ Principal Amount	Market Value (Note 2)(1)

RIGHTS — 0.2%
Belgium — 0.1%
Anheuser-Busch InBev NV†#	33,753	$407,246

United Kingdom — 0.1%
Standard Chartered PLC†	46,469	293,558

Total Rights
(cost $1,229,758)		700,804

WARRANTS — 0.0%
Reinet Investments SCA Expires 12/12/08 (Strike price $0.00) (cost $272)	10	15

Total Long-Term Investment Securities
(cost $534,847,660)		375,487,645

SHORT-TERM INVESTMENT SECURITIES — 20.0%
Banks-Commercial — 0.1%
HSBC USA, Inc. 0.76% due 12/01/08	688,000	688,000

Collective Investment Pool — 16.9%
Securities Lending Quality Trust(2)	68,697,499	65,812,204

Time Deposits — 3.0%
Euro Time Deposit with State Street Bank & Trust Co. 0.15% due 12/01/08	$10,958,000	10,958,000
Euro Time Deposit with State Street Bank & Trust Co. 0.05% due 12/01/08	667,000	667,000

		11,625,000

Total Short-Term Investment Securities
(cost $81,010,499)		78,125,204

REPURCHASE AGREEMENT — 0.4%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 11/28/08, to be repurchased 12/01/08 in the amount of $1,416,001 and collateralized by Federal Home Loan Bank Notes, bearing interest at 4.38%, due 09/17/10 and having an approximate value of $1,447,731 (cost $1,416,000)	1,416,000	1,416,000

TOTAL INVESTMENTS
(cost $617,274,159)(3)	116.8%	455,028,849
Liabilities in excess of other assets	(16.8)	(65,523,191)

NET ASSETS —	100.0%	$389,505,658

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2008, the aggregate value of these securities was $918,073 representing 0.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	A substantial number of the Fund’s holdings were valued using the fair value procedures at November 30, 2008. At November 30, 2008, the aggregate value of these securities was $339,233,839 representing 86.5% of net assets. See Note 2 regarding fair value pricing procedures for foreign equity securities.
(2)	The security is purchased with the cash collateral received from securities loaned.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

FDR—Fiduciary Depository Receipt

GDR—Global Depository Receipt

AIG Retirement Company I International Growth I Fund

PORTFOLIO INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Open Forward Foreign Currency Contract
Contract to Deliver	In Exchange For	Delivery Date	Gross Unrealized Depreciation
USD 25,030	PHP 1,223,951	12/4/2008	$(40)

Currency Legend

PHP—Philippine Peso

USD—United States Dollar

See Notes to Financial Statements

AIG Retirement Company I Large Cap Core Fund

PORTFOLIO PROFILE — November 30, 2008 (Unaudited)

Industry Allocation*

Collective Investment Pool	20.6%
Oil Companies — Integrated	8.2
Commercial Services — Finance	6.9
Time Deposits	6.0
Wireless Equipment	5.6
Diversified Banking Institutions	4.7
E-Commerce/Products	4.5
Medical Products	4.0
Medical — Drugs	3.5
Enterprise Software/Service	3.4
Web Portals/ISP	3.4
Banks — Super Regional	3.0
Diversified Manufacturing Operations	3.0
Networking Products	2.7
Applications Software	2.6
Telephone — Integrated	2.6
Food — Misc.	2.5
Retail — Drug Store	2.5
Medical — Biomedical/Gene	2.4
Transport — Services	2.2
Consumer Products — Misc.	2.1
Tobacco	2.1
Beverages — Wine/Spirits	1.7
Footwear & Related Apparel	1.7
Oil Companies — Exploration & Production	1.6
Aerospace/Defense	1.5
Oil — Field Services	1.5
Multimedia	1.5
Advertising Agencies	1.5
Medical Instruments	1.3
Beverages — Non-alcoholic	1.2
Banks — Fiduciary	1.1
Cosmetics & Toiletries	1.1
Electric — Integrated	1.0
Investment Management/Advisor Services	1.0
Electronic Components — Semiconductors	1.0
Investment Companies	0.9
Industrial Gases	0.8
Finance — Credit Card	0.8
Aerospace/Defense — Equipment	0.7
Insurance — Life/Health	0.4

120.8%

*	Calculated as a percentage of net assets

AIG Retirement Company I Large Cap Core Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 94.2%
Advertising Agencies — 1.5%
Omnicom Group, Inc.#	46,335	$1,310,817

Aerospace/Defense — 1.5%
Lockheed Martin Corp.	17,884	1,379,035

Aerospace/Defense - Equipment — 0.7%
United Technologies Corp.	13,209	641,033

Applications Software — 2.6%
Microsoft Corp.	117,084	2,367,439

Banks - Fiduciary — 1.1%
State Street Corp.	24,087	1,014,304

Banks - Super Regional — 3.0%
Wells Fargo & Co.#	93,410	2,698,615

Beverages - Non - alcoholic — 1.2%
PepsiCo, Inc.	19,462	1,103,495

Beverages - Wine/Spirits — 1.7%
Diageo PLC(1)	88,924	1,248,302
Diageo PLC ADR	5,504	310,261

		1,558,563

Commercial Services - Finance — 6.9%
Automatic Data Processing, Inc.#	33,321	1,368,160
Bankrate, Inc.†#	71,583	1,966,385
Visa, Inc., Class A#	55,359	2,909,669

		6,244,214

Consumer Products - Misc. — 2.1%
Clorox Co.#	31,959	1,890,694

Cosmetics & Toiletries — 1.1%
Procter & Gamble Co.	15,245	981,016

Diversified Banking Institutions — 4.7%
Bank of America Corp.#	86,334	1,402,928
JPMorgan Chase & Co.	44,008	1,393,293
The Goldman Sachs Group, Inc.#	18,512	1,462,263

		4,258,484

Diversified Manufacturing Operations — 3.0%
General Electric Co.	155,629	2,672,150

E - Commerce/Products — 4.5%
Amazon.com, Inc.†#	69,362	2,961,757
Blue Nile, Inc.†#	46,571	1,111,184

		4,072,941

Electric - Integrated — 1.0%
Exelon Corp.	16,513	928,196

Electronic Components - Semiconductors — 1.0%
Altera Corp.#	59,114	869,567

Enterprise Software/Service — 3.4%
Oracle Corp.†	191,783	3,085,788

Finance - Credit Card — 0.8%
American Express Co.#	29,592	689,790

Food - Misc. — 2.5%
Kraft Foods, Inc., Class A	31,936	868,978
McCormick & Co., Inc.#	47,105	1,402,316

		2,271,294

Footwear & Related Apparel — 1.7%
Timberland Co., Class A†#	153,195	1,554,929

Security Description	Shares	Market Value (Note 2)

Industrial Gases — 0.8%
Air Products & Chemicals, Inc.	15,129	$722,561

Insurance - Life/Health — 0.4%
Prudential Financial, Inc.	15,774	342,296

Investment Companies — 0.9%
Apollo Global Mgmt LLC Class A*(4)(5)	72,697	799,667

Investment Management/Advisor Services — 1.0%
T. Rowe Price Group, Inc.#	26,867	919,120

Medical Instruments — 1.3%
Medtronic, Inc.	37,712	1,150,970

Medical Products — 4.0%
Baxter International, Inc.	23,164	1,225,375
Johnson & Johnson	39,991	2,342,673

		3,568,048

Medical - Biomedical/Gene — 2.4%
Amgen, Inc.†	37,933	2,106,799

Medical - Drugs — 3.5%
Abbott Laboratories	24,252	1,270,562
Novartis AG ADR	39,277	1,842,877

		3,113,439

Multimedia — 1.5%
FactSet Research Systems, Inc.#	33,365	1,334,600

Networking Products — 2.7%
Cisco Systems, Inc.†	144,827	2,395,439

Oil Companies - Exploration & Production — 1.6%
Apache Corp.	18,390	1,421,547

Oil Companies - Integrated — 8.2%
Chevron Corp.	13,381	1,057,233
ConocoPhillips	27,995	1,470,297
Exxon Mobil Corp.	60,950	4,885,143

		7,412,673

Oil - Field Services — 1.5%
Schlumberger, Ltd.	15,230	772,770
Weatherford International, Ltd.†#	45,621	582,580

		1,355,350

Retail - Drug Store — 2.5%
CVS Caremark Corp.	78,276	2,264,525

Telephone - Integrated — 2.6%
AT&T, Inc.	40,875	1,167,390
Verizon Communications, Inc.	36,209	1,182,224

		2,349,614

Tobacco — 2.1%
Philip Morris International, Inc.	44,021	1,855,925

Transport - Services — 2.2%
Expeditors International of Washington, Inc.#	21,559	720,717
United Parcel Service, Inc., Class B#	21,513	1,239,149

		1,959,866

Web Portals/ISP — 3.4%
Google, Inc., Class A†	10,435	3,057,038

Wireless Equipment — 5.6%
QUALCOMM, Inc.	149,897	5,032,042

Total Long-Term Investment Securities
(cost $107,212,213)		84,753,883

AIG Retirement Company I Large Cap Core Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

SHORT - TERM INVESTMENT SECURITIES — 26.6%
Collective Investment Pool — 20.6%
Securities Lending Quality Trust(3)	19,358,758	$18,545,690

Time Deposits — 6.0%
Euro Time Deposit with State Street Bank & Trust Co. 0.15% due 12/01/08	$5,357,000	5,357,000

Total Short - Term Investment Securities
(cost $24,715,758)		23,902,690

TOTAL INVESTMENTS
(cost $131,927,971)(2)	120.8%	108,656,573
Liabilities in excess of other assets	(20.8)	(18,696,976)

NET ASSETS —	100.0%	$89,959,597

#	The security or a portion thereof is out on loan (See Note 2)
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2008, the aggregate value of these securities was $799,667 representing 0.89% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at November 30, 2008. See Note 2 regarding fair value pricing procedures for foreign equity securities.
(2)	See Note 4 for cost of investments on a tax basis.
(3)	The security is purchased with the cash collateral received from securities loaned (See Note 2)
(4)	Illiquid security. At November 30, 2008, the aggregate value of these securities was $799,667, representing 0.9% of net assets.
(5)	To the extent permitted by the Statement of Additional Information, the Large Cap Core Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2008, the Large Cap Core Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
Apollo Global Management Common Stock	08/02/07	33,592	$806,208
	02/01/08	5,661	100,058
	04/30/08	10,000	150,500
	06/05/08	7,000	108,850
	06/26/08	3,371	50,734
	09/18/08	4,233	57,357
	10/03/08	5,885	76,799
	10/17/08	2,955	32,623	799,667	$11.00	0.90

		72,697	$1,383,129	$799,667		0.89%

ADR  American Depository Receipt

See Notes to Financial Statements

AIG Retirement Company I Large Capital Growth Fund

PORTFOLIO PROFILE — November 30, 2008 (Unaudited)

Industry Allocation*

Collective Investment Pool	19.3%
Computers	7.6
Medical — Biomedical/Gene	7.3
Aerospace/Defense	5.7
Medical Products	5.2
Time Deposits	3.4
Beverages — Non-alcoholic	3.2
Applications Software	3.2
Retail — Discount	2.7
Oil Companies — Exploration & Production	2.7
Electronic Components — Semiconductors	2.6
Enterprise Software/Service	2.6
Cosmetics & Toiletries	2.5
Oil Companies — Integrated	2.4
Repurchase Agreements	2.3
Transport — Rail	2.3
Web Portals/ISP	2.3
Agricultural Chemicals	1.9
Computer Services	1.9
Networking Products	1.8
Engineering/R&D Services	1.6
Retail — Drug Store	1.6
Retail — Restaurants	1.5
Instruments — Scientific	1.3
Electronic Forms	1.2
Oil — Field Services	1.2
Commercial Services — Finance	1.2
Wireless Equipment	1.2
Medical Instruments	1.1
Diversified Banking Institutions	1.1
Aerospace/Defense — Equipment	1.1
Electric Products — Misc.	1.0
Medical — Generic Drugs	1.0
Oil & Gas Drilling	1.0
Diversified Manufacturing Operations	1.0
Insurance — Property/Casualty	1.0
Internet Security	1.0
Beverages — Wine/Spirits	1.0
Disposable Medical Products	0.9
Schools	0.8
Athletic Footwear	0.8
Telephone — Integrated	0.7
Retail — Auto Parts	0.7
Finance — Investment Banker/Broker	0.7
Banks — Fiduciary	0.7
Medical — Drugs	0.6
Retail — Office Supplies	0.6
Insurance Brokers	0.6
Medical — HMO	0.6
Data Processing/Management	0.6
Multimedia	0.6
Medical Labs & Testing Services	0.5
Pharmacy Services	0.5
Investment Management/Advisor Services	0.5
X-Ray Equipment	0.5
Electronics — Military	0.5
Oil Field Machinery & Equipment	0.4
Insurance — Life/Health	0.4
Non-Hazardous Waste Disposal	0.4
Metal — Diversified	0.4
Telecom Equipment — Fiber Optics	0.4
Cellular Telecom	0.3
Banks — Commercial	0.3
Retail — Apparel/Shoe	0.3
Finance — Other Services	0.3
Retail — Regional Department Stores	0.3
Machinery — Construction & Mining	0.2

Retail — Consumer Electronics	0.2
Electronic Measurement Instruments	0.2
E-Commerce/Services	0.2

119.7%

*	Calculated as a percentage of net assets

AIG Retirement Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 94.7%
Aerospace/Defense — 5.7%
Boeing Co.	28,600	$1,219,218
General Dynamics Corp.	36,962	1,909,827
Lockheed Martin Corp.	109,048	8,408,691
Raytheon Co.	120,045	5,858,196

		17,395,932

Aerospace/Defense - Equipment — 1.1%
United Technologies Corp.	67,866	3,293,537

Agricultural Chemicals — 1.9%
Monsanto Co.	42,837	3,392,691
Syngenta AG(1)	14,236	2,532,501

		5,925,192

Applications Software — 3.2%
Intuit, Inc.†	70,300	1,557,848
Microsoft Corp.	400,889	8,105,976

		9,663,824

Athletic Footwear — 0.8%
NIKE, Inc., Class B#	45,588	2,427,561

Banks - Commercial — 0.3%
Unibanco - Uniao de Bancos Brasileiros SA GDR	16,190	1,037,617

Banks - Fiduciary — 0.7%
The Bank of New York Mellon Corp.	65,971	1,992,984

Beverages - Non-alcoholic — 3.2%
PepsiCo, Inc.	174,667	9,903,619

Beverages - Wine/Spirits — 1.0%
Diageo PLC(1)	210,419	2,953,832

Cellular Telecom — 0.3%
America Movil SAB de CV, Series L ADR#	35,224	1,056,720

Commercial Services - Finance — 1.2%
Mastercard, Inc., Class A#	8,591	1,248,272
Visa, Inc., Class A#	43,900	2,307,384

		3,555,656

Computer Services — 1.9%
Accenture, Ltd., Class A	189,046	5,856,645

Computers — 7.6%
Apple, Inc.†	74,155	6,871,944
Hewlett-Packard Co.	307,529	10,849,623
International Business Machines Corp.	56,668	4,624,109
Research In Motion, Ltd.†	18,800	798,436

		23,144,112

Cosmetics & Toiletries — 2.5%
Procter & Gamble Co.	116,800	7,516,080

Data Processing/Management — 0.6%
Fiserv, Inc.†#	49,900	1,703,586

Disposable Medical Products — 0.9%
C.R. Bard, Inc.	32,151	2,637,346

Diversified Banking Institutions — 1.1%
Bank of America Corp.	75,200	1,222,000
JPMorgan Chase & Co.	41,400	1,310,724
The Goldman Sachs Group, Inc.#	10,400	821,496

		3,354,220

Diversified Manufacturing Operations — 1.0%
Danaher Corp.#	29,400	1,635,816
Dover Corp.#	47,500	1,416,925

		3,052,741

Security Description	Shares	Market Value (Note 2)

E-Commerce/Services — 0.2%
eBay, Inc.†	54,700	$718,211

Electric Products - Misc. — 1.0%
AMETEK, Inc.	52,317	1,827,433
Emerson Electric Co.	37,700	1,353,053

		3,180,486

Electronic Components - Semiconductors — 2.6%
Broadcom Corp., Class A†#	26,100	399,591
Intel Corp.	301,743	4,164,053
MEMC Electronic Materials, Inc.†	49,922	749,829
Texas Instruments, Inc.	65,900	1,026,063
Xilinx, Inc.#	95,400	1,560,744

		7,900,280

Electronic Forms — 1.2%
Adobe Systems, Inc.†	164,600	3,812,136

Electronic Measurement Instruments — 0.2%
Agilent Technologies, Inc.†	39,000	734,370

Electronics - Military — 0.5%
L-3 Communications Holdings, Inc.	22,100	1,484,457

Engineering/R&D Services — 1.6%
ABB, Ltd.†(1)	158,367	2,046,555
Fluor Corp.	63,758	2,903,539

		4,950,094

Enterprise Software/Service — 2.6%
BMC Software, Inc.†	92,785	2,315,914
Oracle Corp.†	344,472	5,542,554

		7,858,468

Finance - Investment Banker/Broker — 0.7%
The Charles Schwab Corp.#	113,300	2,076,789

Finance - Other Services — 0.3%
CME Group, Inc.	3,675	778,916

Instruments - Scientific — 1.3%
Thermo Fisher Scientific, Inc.†#	110,700	3,949,776

Insurance Brokers — 0.6%
AON Corp.	40,400	1,830,120

Insurance - Life/Health — 0.4%
Unum Group	87,300	1,300,770

Insurance - Property/Casualty — 1.0%
Chubb Corp.#	59,239	3,042,515

Internet Security — 1.0%
McAfee, Inc.†#	26,400	800,712
Symantec Corp.†#	186,100	2,238,783

		3,039,495

Investment Management/Advisor Services — 0.5%
Invesco, Ltd.#	120,300	1,509,765

Machinery - Construction & Mining — 0.2%
Joy Global, Inc.#	32,204	750,031

Medical Instruments — 1.1%
Medtronic, Inc.	70,100	2,139,452
St. Jude Medical, Inc.†	47,700	1,337,031

		3,476,483

Medical Labs & Testing Services — 0.5%
Laboratory Corp. of America Holdings†#	24,600	1,558,656

Medical Products — 5.2%
Baxter International, Inc.	98,158	5,192,558
Cardinal Health, Inc.	23,100	751,212

AIG Retirement Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Medical Products (continued)
Johnson & Johnson	144,128	$8,443,018
Zimmer Holdings, Inc.†	37,500	1,399,500

		15,786,288

Medical - Biomedical/Gene — 7.3%
Amgen, Inc.†	127,400	7,075,796
Celgene Corp.†	35,000	1,823,500
Genentech, Inc.†	33,000	2,527,800
Genzyme Corp.†#	40,200	2,573,604
Gilead Sciences, Inc.†#	154,000	6,897,660
Life Technologies Corp.†#	54,346	1,418,431

		22,316,791

Medical - Drugs — 0.6%
Abbott Laboratories	37,900	1,985,581

Medical - Generic Drugs — 1.0%
Barr Pharmaceuticals, Inc.†	26,800	1,752,452
Mylan, Inc.†#	149,000	1,402,090

		3,154,542

Medical - HMO — 0.6%
UnitedHealth Group, Inc.	81,100	1,703,911

Metal - Diversified — 0.4%
Freeport-McMoRan Copper & Gold, Inc.#	26,790	642,692
Rio Tinto PLC ADR#	5,529	552,900

		1,195,592

Multimedia — 0.6%
News Corp., Class A	88,062	695,690
Time Warner, Inc.#	109,600	991,880

		1,687,570

Networking Products — 1.8%
Cisco Systems, Inc.†	328,796	5,438,286

Non-Hazardous Waste Disposal — 0.4%
Waste Management, Inc.	44,300	1,293,560

Oil & Gas Drilling — 1.0%
ENSCO International, Inc.#	46,989	1,522,913
Transocean, Inc.†#	23,060	1,542,253

		3,065,166

Oil Companies - Exploration & Production — 2.7%
Apache Corp.	11,400	881,220
Devon Energy Corp.	10,500	759,570
Occidental Petroleum Corp.	67,174	3,636,800
Ultra Petroleum Corp.†	18,300	743,529
XTO Energy, Inc.	60,900	2,328,816

		8,349,935

Oil Companies - Integrated — 2.4%
Exxon Mobil Corp.	76,071	6,097,091
Marathon Oil Corp.	51,914	1,359,108

		7,456,199

Oil Field Machinery & Equipment — 0.4%
National - Oilwell Varco, Inc.†	47,600	1,346,604

Oil-Field Services — 1.2%
Halliburton Co.	41,700	733,920
Schlumberger, Ltd.	49,650	2,519,241
Weatherford International, Ltd.†	27,900	356,283

		3,609,444

Pharmacy Services — 0.5%
Express Scripts, Inc.†	26,297	1,512,340

Security Description	Shares/ Principal Amount	Market Value (Note 2)

Retail - Apparel/Shoe — 0.3%
American Eagle Outfitters, Inc.	94,700	$909,120

Retail - Auto Parts — 0.7%
AutoZone, Inc.†	19,500	2,129,790

Retail - Consumer Electronics — 0.2%
Best Buy Co., Inc.#	35,600	737,276

Retail - Discount — 2.7%
Target Corp.#	23,500	793,360
Wal - Mart Stores, Inc.#	135,900	7,594,092

		8,387,452

Retail - Drug Store — 1.6%
CVS Caremark Corp.	168,078	4,862,497

Retail - Office Supplies — 0.6%
Staples, Inc.#	109,200	1,895,712

Retail - Regional Department Stores — 0.3%
Kohl’s Corp.†#	23,500	767,510

Retail - Restaurants — 1.5%
McDonald’s Corp.	75,600	4,441,500

Schools — 0.8%
Apollo Group, Inc., Class A†#	33,591	2,581,132

Telecom Equipment-Fiber Optics — 0.4%
Corning, Inc.	118,600	1,068,586

Telephone - Integrated — 0.7%
AT&T, Inc.	75,600	2,159,136

Transport - Rail — 2.3%
Burlington Northern Santa Fe Corp.	24,200	1,853,962
Norfolk Southern Corp.	37,300	1,845,231
Union Pacific Corp.#	65,800	3,292,632

		6,991,825

Web Portals/ISP — 2.3%
Google, Inc., Class A†	23,477	6,877,822

Wireless Equipment — 1.2%
QUALCOMM, Inc.	104,800	3,518,136

X-Ray Equipment — 0.5%
Hologic, Inc.†#	106,100	1,491,766

Total Long-Term Investment Securities
(cost $359,767,445)		289,144,091

SHORT-TERM INVESTMENT SECURITIES — 22.7%
Collective Investment Pool — 19.3%
Securities Lending Quality Trust(2)	61,596,752	59,009,688

Time Deposits — 3.4%
Euro Time Deposit with State Street Bank & Trust Co. 0.15% due 12/01/08	$10,351,000	10,351,000

Total Short-Term Investment Securities
(cost $71,947,752)		69,360,688

REPURCHASE AGREEMENT — 2.3%
State Street Bank & Trust Co. Joint Repurchase Agreement(3) (cost $7,136,000)	7,136,000	7,136,000

TOTAL INVESTMENTS
(cost $438,851,197)(4)	119.7%	365,640,779
Liabilities in excess of other assets	(19.7)	(60,246,062)

NET ASSETS —	100.0%	$305,394,717

AIG Retirement Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

†	Non-income producing security
#	The security or a portion thereof is out on loan (See Note 2)
(1)	Security was valued using fair value procedures at November 30, 2008. See Note 2 regarding fair value pricing procedures for foreign equity securities.
(2)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

GDR—Global Depository Receipt

See Notes to Financial Statements

AIG Retirement Company I Mid Cap Index Fund

PORTFOLIO PROFILE — November 30, 2008 (Unaudited)

Industry Allocation*

Collective Investment Pool	20.2%
Electric — Integrated	5.8
Real Estate Investment Trusts	5.2
Banks — Commercial	4.2
Oil Companies — Exploration & Production	3.3
Gas — Distribution	2.3
Commercial Paper	2.3
Retail — Apparel/Shoe	2.2
Diversified Manufacturing Operations	2.2
Insurance — Property/Casualty	2.1
Schools	1.9
Chemicals — Specialty	1.5
Insurance — Multi-line	1.5
Savings & Loans/Thrifts	1.4
Data Processing/Management	1.4
Medical — Biomedical/Gene	1.4
Oil & Gas Drilling	1.3
Electronic Measurement Instruments	1.2
Medical Instruments	1.2
Machinery — General Industrial	1.2
Engineering/R&D Services	1.1
Building — Residential/Commercial	1.1
Electronic Components — Semiconductors	1.0
Retail — Discount	1.0
Retail — Auto Parts	1.0
Medical — Drugs	0.9
Food — Misc.	0.9
Commercial Services	0.9
Consulting Services	0.9
Computers — Integrated Systems	0.9
Machinery — Construction & Mining	0.8
Commercial Services — Finance	0.8
Insurance — Life/Health	0.8
Retail — Restaurants	0.8
Insurance — Reinsurance	0.7
Networking Products	0.7
Insurance Brokers	0.7
Internet Security	0.7
Electric Products — Misc.	0.7
Medical — Hospitals	0.7
Oil — Field Services	0.7
Investment Management/Advisor Services	0.7
Chemicals — Diversified	0.7
Transport — Truck	0.7
Containers — Paper/Plastic	0.7
Soap & Cleaning Preparation	0.6
Transport — Marine	0.6
Human Resources	0.6
Electronic Design Automation	0.6
Computer Aided Design	0.6
Telephone — Integrated	0.6
Electronic Parts Distribution	0.6
Non-Hazardous Waste Disposal	0.6
Paper & Related Products	0.6
E-Commerce/Services	0.6
Building Products — Cement	0.5
X-Ray Equipment	0.5
Finance — Investment Banker/Broker	0.5
Aerospace/Defense — Equipment	0.5
Coatings/Paint	0.5
Oil Field Machinery & Equipment	0.5
Enterprise Software/Service	0.5
Retail — Automobile	0.5
Metal Processors & Fabrication	0.5
Steel — Producers	0.5
Machine Tools & Related Products	0.5
U.S. Government Treasuries	0.5
Consumer Products — Misc.	0.5
Auto/Truck Parts & Equipment — Original	0.5
Medical Products	0.5

Beverages — Non-alcoholic	0.5
Research & Development	0.5
Computers — Memory Devices	0.5
Pipelines	0.5
Telecommunication Equipment	0.5
Industrial Gases	0.4
Water	0.4
Coal	0.4
Respiratory Products	0.4
Metal — Iron	0.4
Filtration/Separation Products	0.4
Medical — Generic Drugs	0.4
Distribution/Wholesale	0.4
Food — Meat Products	0.4
Semiconductor Equipment	0.4
Batteries/Battery Systems	0.4
Pharmacy Services	0.4
Hospital Beds/Equipment	0.4
Medical Labs & Testing Services	0.4
Medical Information Systems	0.4
Miscellaneous Manufacturing	0.3
Private Corrections	0.3
Machinery — Farming	0.3
Computer Services	0.3
Retail — Pet Food & Supplies	0.3
Diagnostic Equipment	0.3
Airlines	0.3
Food — Baking	0.3
Semiconductor Components — Integrated Circuits	0.3
Electronic Components — Misc.	0.3
Internet Infrastructure Software	0.3
Transport — Rail	0.3
Publishing — Books	0.3
Motion Pictures & Services	0.3
Diagnostic Kits	0.3
Cosmetics & Toiletries	0.3
Medical — Outpatient/Home Medical	0.3
Textile — Home Furnishings	0.3
Multimedia	0.3
Power Converter/Supply Equipment	0.2
Retail — Catalog Shopping	0.2
Medical Sterilization Products	0.2
Banks — Fiduciary	0.2
Veterinary Diagnostics	0.2
Rental Auto/Equipment	0.2
Computer Software	0.2
Telecom Services	0.2
Agricultural Chemicals	0.2
Funeral Services & Related Items	0.2
Toys	0.2
Building — Heavy Construction	0.2
Repurchase Agreements	0.2
Office Furnishings — Original	0.2
Physical Therapy/Rehabilitation Centers	0.2
Machinery — Print Trade	0.2
Transport — Equipment & Leasing	0.2
Medical — HMO	0.2
E-Marketing/Info	0.2
Machinery — Pumps	0.2
Hazardous Waste Disposal	0.2
Oil Refining & Marketing	0.2
Investment Companies	0.2
Containers — Metal/Glass	0.2
Advertising Sales	0.2
Industrial Automated/Robotic	0.2
Electronic Connectors	0.2
Instruments — Scientific	0.2
Food — Retail	0.2
Retail — Sporting Goods	0.2

AIG Retirement Company I Mid Cap Index Fund

PORTFOLIO PROFILE — November 30, 2008 (Unaudited) — (continued)

Industry Allocation* (continued)

Casino Services	0.2%
Real Estate Management/Services	0.1
Finance — Auto Loans	0.1
Internet Infrastructure Equipment	0.1
Apparel Manufacturers	0.1
Intimate Apparel	0.1
Tobacco	0.1
Vitamins & Nutrition Products	0.1
Racetracks	0.1
Environmental Monitoring & Detection	0.1
Building — Maintance & Services	0.1
Food — Confectionery	0.1
Auction Houses/Art Dealers	0.1
Golf	0.1
Retail — Bookstores	0.1
Retail — Major Department Stores	0.1
Retail — Mail Order	0.1
Decision Support Software	0.1
Building — Mobile Home/Manufactured Housing	0.1
Transactional Software	0.1
Recreational Centers	0.1
Auto — Heavy Duty Trucks	0.1
Footwear & Related Apparel	0.1
Retail — Hair Salons	0.1
Wireless Equipment	0.1

120.7%

*	Calculated as a percentage of net assets

AIG Retirement Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 97.5%
Advertising Sales — 0.2%
Lamar Advertising Co., Class A†#	171,900	$2,556,153

Aerospace/Defense - Equipment — 0.5%
Alliant Techsystems, Inc.†#	74,700	6,140,340
BE Aerospace, Inc.†	224,600	1,837,228

		7,977,568

Agricultural Chemicals — 0.2%
Terra Industries, Inc.	231,500	3,405,365

Airlines — 0.3%
AirTran Holdings, Inc.†#	264,600	902,286
Alaska Air Group, Inc.†#	81,600	1,872,720
JetBlue Airways Corp.†#	413,800	2,168,312

		4,943,318

Apparel Manufacturers — 0.1%
Under Armour, Inc., Class A†#	82,600	1,898,974

Auction House/Art Dealers — 0.1%
Sotheby’s#	152,600	1,516,844

Auto - Heavy Duty Trucks — 0.1%
Oshkosh Corp.	169,000	1,183,000

Auto/Truck Parts & Equipment - Original — 0.5%
ArvinMeritor, Inc.#	167,100	660,045
BorgWarner, Inc.	263,500	6,234,410
Modine Manufacturing Co.	73,100	351,611

		7,246,066

Banks - Commercial — 4.2%
Associated Banc - Corp.#	289,000	6,279,970
BancorpSouth, Inc.#	162,400	3,611,776
Bank of Hawaii Corp.#	108,300	4,831,263
Cathay General Bancorp#	112,200	2,302,344
City National Corp.#	91,100	3,997,468
Colonial BancGroup, Inc.#	457,800	1,149,078
Commerce Bancshares, Inc.	149,205	6,536,671
Cullen/Frost Bankers, Inc.	134,000	7,264,140
FirstMerit Corp.#	183,000	4,026,000
Fulton Financial Corp.#	395,600	4,399,072
PacWest Bancorp#	55,500	1,476,300
SVB Financial Group†#	73,700	2,951,685
Synovus Financial Corp.#	635,400	5,286,528
TCF Financial Corp.#	261,300	4,363,710
Webster Financial Corp.	119,000	1,785,000
Westamerica Bancorp.#	65,700	3,492,612

		63,753,617

Banks - Fiduciary — 0.2%
Wilmington Trust Corp.#	152,600	3,691,394

Batteries/Battery Systems — 0.4%
Energizer Holdings, Inc.†#	131,900	5,727,098

Beverages - Non-alcoholic — 0.5%
Hansen Natural Corp.†#	167,500	4,983,125
PepsiAmericas, Inc.	129,700	2,173,772

		7,156,897

Building & Construction Products - Misc. — 0.0%
Louisiana-Pacific Corp.#	205,800	475,398

Building & Construction - Misc. — 0.0%
Dycom Industries, Inc.†	89,100	529,254

Building Products - Cement — 0.5%
Martin Marietta Materials, Inc.#	93,800	8,220,632

Security Description	Shares	Market Value (Note 2)

Building - Heavy Construction — 0.2%
Granite Construction, Inc.#	74,700	$3,203,883

Building - Maintance & Services — 0.1%
Rollins, Inc.	93,600	1,621,152

Building - Mobile Home/Manufactured Housing — 0.1%
Thor Industries, Inc.#	80,500	1,259,020

Building - Residential/Commercial — 1.1%
Hovnanian Enterprises, Inc., Class A†#	114,700	251,193
M.D.C Holdings, Inc.#	82,900	2,569,900
NVR, Inc.†#	12,400	5,384,700
Ryland Group, Inc.#	96,500	1,637,605
Toll Brothers, Inc.†	295,200	5,883,336

		15,726,734

Casino Hotels — 0.0%
Boyd Gaming Corp.#	129,200	568,480

Casino Services — 0.2%
Scientific Games Corp., Class A†#	147,200	2,209,472

Chemicals - Diversified — 0.7%
FMC Corp.	169,600	7,411,520
Olin Corp.	170,800	2,797,704

		10,209,224

Chemicals - Specialty — 1.5%
Albemarle Corp.	207,300	4,214,409
Ashland, Inc.	149,900	1,431,545
Cabot Corp.	145,600	3,012,464
Chemtura Corp.	548,500	915,995
Cytec Industries, Inc.	107,900	2,377,037
Ferro Corp.#	99,000	636,570
Lubrizol Corp.	153,500	5,390,920
Minerals Technologies, Inc.	42,800	2,009,460
Sensient Technologies Corp.	109,400	2,629,976

		22,618,376

Coal — 0.4%
Arch Coal, Inc.	327,300	5,033,874
Patriot Coal Corp.†#	143,700	1,217,139

		6,251,013

Coatings/Paint — 0.5%
RPM International, Inc.	294,800	3,534,652
Valspar Corp.	226,100	4,436,082

		7,970,734

Commercial Services — 0.9%
Alliance Data Systems Corp.†#	152,500	6,604,775
Quanta Services, Inc.†#	447,200	7,271,472

		13,876,247

Commercial Services - Finance — 0.8%
Deluxe Corp.	116,600	1,226,632
Global Payments, Inc.	180,900	6,543,153
Lender Processing Services, Inc.	189,200	4,173,752

		11,943,537

Computer Aided Design — 0.6%
Ansys, Inc.†	201,600	5,818,176
Parametric Technology Corp.†	261,300	3,020,628

		8,838,804

Computer Services — 0.3%
DST Systems, Inc.†#	97,000	3,667,570
SRA International, Inc.†	96,300	1,446,426

		5,113,996

AIG Retirement Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Computer Software — 0.2%
Metavante Technologies, Inc.†	203,300	$3,510,991

Computers — 0.0%
Palm, Inc.†#	245,900	587,701

Computers - Integrated Systems — 0.9%
Diebold, Inc.	149,200	4,177,600
Jack Henry & Associates, Inc.	195,100	3,591,791
NCR Corp.†	370,600	5,625,708

		13,395,099

Computers - Memory Devices — 0.5%
Imation Corp.#	68,200	905,696
Western Digital Corp.†	502,000	6,124,400

		7,030,096

Consulting Services — 0.9%
Gartner, Inc.†#	134,200	2,061,312
Navigant Consulting, Inc.†	105,200	1,989,332
SAIC, Inc.†	436,000	7,760,800
The Corporate Executive Board Co.	77,100	1,777,926

		13,589,370

Consumer Products - Misc. — 0.5%
American Greetings Corp., Class A	102,900	1,185,408
Blyth, Inc.#	54,600	452,634
The Scotts Miracle-Gro Co., Class A	98,200	3,177,752
Tupperware Brands Corp.	140,900	2,771,503

		7,587,297

Containers - Metal/Glass — 0.2%
Greif, Inc., Class A	77,300	2,562,495

Containers - Paper/Plastic — 0.7%
Packaging Corp. of America	234,800	3,505,564
Sonoco Products Co.	225,500	5,660,050
Temple-Inland, Inc.#	240,700	760,612

		9,926,226

Cosmetics & Toiletries — 0.3%
Alberto-Culver Co.	191,900	4,120,093

Data Processing/Management — 1.4%
Acxiom Corp.	152,900	1,148,279
Broadridge Financial Solutions, Inc.	318,100	3,626,340
Dun & Bradstreet Corp.	123,700	9,896,000
Fair Isaac Corp.#	109,900	1,553,986
SEI Investments Co.	303,700	4,695,202

		20,919,807

Decision Support Software — 0.1%
Wind River Systems, Inc.†#	157,100	1,310,214

Diagnostic Equipment — 0.3%
Affymetrix, Inc.†	158,900	435,386
Gen-Probe, Inc.†	122,900	4,528,865

		4,964,251

Diagnostic Kits — 0.3%
Idexx Laboratories, Inc.†#	134,800	4,166,668

Direct Marketing — 0.0%
Harte-Hanks, Inc.#	85,700	511,629

Distribution/Wholesale — 0.4%
Ingram Micro, Inc., Class A†	375,700	4,046,289
Tech Data Corp.†	114,500	1,996,880

		6,043,169

Security Description	Shares	Market Value (Note 2)

Diversified Manufacturing Operations — 2.2%
Carlisle Cos., Inc.#	138,300	$2,936,109
Crane Co.	109,700	1,625,754
Federal Signal Corp.	107,600	755,352
Harsco Corp.	191,100	4,806,165
Matthews International Corp., Class A	70,100	2,862,183
Pentair, Inc.	224,200	5,573,612
SPX Corp.	122,800	4,582,896
Teleflex, Inc.	90,000	4,264,200
The Brink’s Co.	95,600	2,081,212
Trinity Industries, Inc.#	185,200	2,753,924

		32,241,407

E-Commerce/Services — 0.6%
NetFlix, Inc.†#	98,000	2,252,040
Priceline.com, Inc.†#	88,200	6,085,800

		8,337,840

E-Marketing/Info — 0.2%
Digital River, Inc.†	83,900	1,772,807
ValueClick, Inc.†	196,200	1,210,554

		2,983,361

Electric Products - Misc. — 0.7%
AMETEK, Inc.	241,900	8,449,567
Brinks Home Security Holdings, Inc.†	95,600	1,912,000

		10,361,567

Electric - Integrated — 5.8%
Alliant Energy Corp.	250,000	7,967,500
Black Hills Corp.#	87,100	2,248,051
DPL, Inc.#	257,500	5,361,150
Great Plains Energy, Inc.	268,203	5,039,534
Hawaiian Electric Industries, Inc.#	191,900	5,233,113
IDACORP, Inc.	102,700	3,122,080
MDU Resources Group, Inc.	415,300	8,443,049
Northeast Utilities	352,300	8,208,590
NSTAR#	242,100	8,594,550
NV Energy, Inc.	529,500	5,019,660
OGE Energy Corp.	209,100	5,539,059
PNM Resources, Inc.#	195,400	2,041,930
Puget Energy, Inc.	293,700	7,189,776
SCANA Corp.#	264,900	9,205,275
Westar Energy, Inc.	244,800	4,952,304

		88,165,621

Electronic Components - Misc. — 0.3%
Gentex Corp.#	321,500	2,819,555
Vishay Intertechnology, Inc.†	421,400	1,837,304

		4,656,859

Electronic Components - Semiconductors — 1.0%
Cree, Inc.†#	199,700	3,171,236
Fairchild Semiconductor International, Inc.†	282,800	1,128,372
International Rectifier Corp.†	165,000	1,928,850
Intersil Corp., Class A	280,100	2,537,706
Macrovision Solutions Corp.†#	188,900	2,221,464
Semtech Corp.†	139,700	1,581,404
Silicon Laboratories, Inc.†	108,400	2,272,064

		14,841,096

Electronic Connectors — 0.2%
Thomas & Betts Corp.†	130,600	2,480,094

Electronic Design Automation — 0.6%
Cadence Design Systems, Inc.†	589,100	2,273,926
Mentor Graphics Corp.†	209,200	1,418,376
Synopsys, Inc.†	326,400	5,232,192

		8,924,494

AIG Retirement Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Electronic Measurement Instruments — 1.2%
FLIR Systems, Inc.†#	315,500	$9,786,810
National Instruments Corp.	128,400	3,095,724
Trimble Navigation, Ltd.†#	274,100	5,580,676

		18,463,210

Electronic Parts Distribution — 0.6%
Arrow Electronics, Inc.†	271,100	3,741,180
Avnet, Inc.†	340,900	4,854,416

		8,595,596

Engineering/R&D Services — 1.1%
KBR, Inc.#	384,800	5,298,696
The Shaw Group, Inc.†#	189,200	3,481,280
URS Corp.†	191,400	7,265,544

		16,045,520

Enterprise Software/Service — 0.5%
Advent Software, Inc.†#	37,600	838,480
ManTech International Corp., Class A†	47,000	2,557,740
Sybase, Inc.†#	182,400	4,494,336

		7,890,556

Environmental Monitoring & Detection — 0.1%
Mine Safety Appliances Co.#	67,400	1,647,930

Filtration/Separation Products — 0.4%
Donaldson Co., Inc.	178,200	6,098,004

Finance - Auto Loans — 0.1%
AmeriCredit Corp.†#	263,500	1,936,725

Finance - Investment Banker/Broker — 0.5%
Jefferies Group, Inc.#	272,200	3,386,168
Raymond James Financial, Inc.#	217,600	4,780,672

		8,166,840

Financial Guarantee Insurance — 0.0%
PMI Group, Inc.#	156,600	261,522

Food - Baking — 0.3%
Flowers Foods, Inc.#	181,400	4,857,892

Food - Confectionery — 0.1%
Tootsie Roll Industries, Inc.#	58,547	1,519,295

Food - Meat Products — 0.4%
Hormel Foods Corp.	158,800	4,217,728
Smithfield Foods, Inc.†#	265,100	1,805,331

		6,023,059

Food - Misc. — 0.9%
Corn Products International, Inc.	168,800	4,625,120
Lancaster Colony Corp.#	45,401	1,368,840
Ralcorp Holdings, Inc.†	127,500	7,976,400

		13,970,360

Food - Retail — 0.2%
Ruddick Corp.#	88,700	2,426,832

Footwear & Related Apparel — 0.1%
Timberland Co., Class A†	106,800	1,084,020

Funeral Services & Related Items — 0.2%
Service Corp. International	581,900	3,386,658

Gas - Distribution — 2.3%
AGL Resources, Inc.	173,800	5,233,118
Energen Corp.	162,500	5,005,000
National Fuel Gas Co.	184,600	6,005,038
Southern Union Co.	281,100	3,862,314
UGI Corp.	243,200	5,681,152

Security Description	Shares	Market Value (Note 2)

Gas - Distribution (continued)
Vectren Corp.	183,400	$5,164,544
WGL Holdings, Inc.#	112,900	4,075,690

		35,026,856

Golf — 0.1%
Callaway Golf Co.	146,600	1,476,262

Hazardous Waste Disposal — 0.2%
Clean Harbors, Inc.†	45,300	2,859,789

Home Furnishings — 0.0%
Furniture Brands International, Inc.#	93,900	306,114

Hospital Beds/Equipment — 0.4%
Hill-Rom Holdings, Inc.#	141,600	2,908,464
Kinetic Concepts, Inc.†#	128,300	2,776,412

		5,684,876

Human Resources — 0.6%
Kelly Services, Inc., Class A	62,000	722,300
Korn/Ferry International†	107,900	1,328,249
Manpower, Inc.	180,000	5,666,400
MPS Group, Inc.†	210,400	1,392,848

		9,109,797

Industrial Automated/Robotic — 0.2%
Nordson Corp.#	77,300	2,508,385

Industrial Gases — 0.4%
Airgas, Inc.	187,000	6,685,250

Instruments - Scientific — 0.2%
Varian, Inc.†	66,600	2,437,560

Insurance Brokers — 0.7%
Arthur J. Gallagher & Co.	211,400	5,242,720
Brown & Brown, Inc.	261,400	5,201,860

		10,444,580

Insurance - Life/Health — 0.8%
Protective Life Corp.	158,300	1,475,356
Reinsurance Group America, Inc.	161,400	6,552,840
StanCorp Financial Group, Inc.	110,800	3,690,748

		11,718,944

Insurance - Multi-line — 1.5%
American Financial Group, Inc.	169,600	3,475,104
Hanover Insurance Group, Inc.	115,600	4,660,992
HCC Insurance Holdings, Inc.	259,800	6,055,938
Horace Mann Educators Corp.	88,200	751,464
Old Republic International Corp.	522,300	5,358,798
Unitrin, Inc.#	112,300	2,149,422

		22,451,718

Insurance - Property/Casualty — 2.1%
Fidelity National Financial, Inc., Class A#	478,800	5,903,604
First American Corp.	210,000	5,044,200
Mercury General Corp.#	80,600	3,666,494
Philadelphia Consolidated Holding Co.†	131,300	8,068,385
W.R. Berkley Corp.	317,500	9,026,525

		31,709,208

Insurance - Reinsurance — 0.7%
Everest Re Group, Ltd.	139,900	10,976,554

Internet Infrastructure Equipment — 0.1%
Avocent Corp.†	101,500	1,909,215

Internet Infrastructure Software — 0.3%
F5 Networks, Inc.†#	182,500	4,544,250

AIG Retirement Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Internet Security — 0.7%
McAfee, Inc.†	342,900	$10,400,157

Intimate Apparel — 0.1%
The Warnaco Group, Inc.†	104,400	1,868,760

Investment Companies — 0.2%
Apollo Investment Corp.#	322,200	2,735,478

Investment Management/Advisor Services — 0.7%
Affiliated Managers Group, Inc.†#	92,600	2,592,800
Eaton Vance Corp.	263,000	5,028,560
Waddell & Reed Financial, Inc., Class A	194,100	2,608,704

		10,230,064

Machine Tools & Related Products — 0.5%
Kennametal, Inc.	173,500	3,244,450
Lincoln Electric Holdings, Inc.#	97,100	4,436,499

		7,680,949

Machinery - Construction & Mining — 0.8%
Bucyrus International, Inc.	169,700	3,314,241
Joy Global, Inc.	244,200	5,687,418
Terex Corp.†	220,300	3,141,478

		12,143,137

Machinery - Farming — 0.3%
AGCO Corp.†#	208,000	5,120,960

Machinery - General Industrial — 1.2%
IDEX Corp.	187,100	4,303,300
Roper Industries, Inc.#	203,200	9,300,464
Wabtec Corp.	109,800	4,237,182

		17,840,946

Machinery - Print Trade — 0.2%
Zebra Technologies Corp., Class A†	147,800	3,127,448

Machinery - Pumps — 0.2%
Graco, Inc.#	136,100	2,920,706

Medical Information Systems — 0.4%
Cerner Corp.†#	153,900	5,537,322

Medical Instruments — 1.2%
Beckman Coulter, Inc.	141,000	6,144,780
Edwards Lifesciences Corp.†	127,500	6,345,675
Techne Corp.	87,700	5,438,277

		17,928,732

Medical Labs & Testing Services — 0.4%
Covance, Inc.†#	142,900	5,584,532

Medical Products — 0.5%
Henry Schein, Inc.†	202,600	7,238,898

Medical Sterilization Products — 0.2%
STERIS Corp.	133,800	3,699,570

Medical - Biomedical/Gene — 1.4%
Bio-Rad Laboratories, Inc., Class A†	43,300	3,211,128
Charles River Laboratories International, Inc.†	153,800	3,506,640
PDL BioPharma, Inc.#	270,400	2,590,432
United Therapeutics Corp.†	51,800	2,840,194
Vertex Pharmaceuticals, Inc.†	337,800	8,306,502

		20,454,896

Medical - Drugs — 0.9%
Endo Pharmaceuticals Holdings, Inc.†	272,600	5,994,474
Medicis Pharmaceutical Corp., Class A#	128,500	1,571,555
Sepracor, Inc.†	246,800	2,902,368
Valeant Pharmaceuticals International†#	184,700	3,597,956

		14,066,353

Security Description	Shares	Market Value (Note 2)

Medical - Generic Drugs — 0.4%
Perrigo Co.#	176,000	$6,056,160

Medical - HMO — 0.2%
Health Net, Inc.†	243,300	2,192,133
WellCare Health Plans, Inc.†	94,600	847,616

		3,039,749

Medical - Hospitals — 0.7%
Community Health Systems, Inc.†#	217,400	2,839,244
Health Management Associates, Inc., Class A†	552,800	807,088
LifePoint Hospitals, Inc.†#	120,700	2,421,242
Universal Health Services, Inc., Class B	115,300	4,283,395

		10,350,969

Medical - Nursing Homes — 0.0%
Kindred Healthcare, Inc.†	67,700	726,421

Medical - Outpatient/Home Medical — 0.3%
Lincare Holdings, Inc.†#	166,400	3,981,952

Metal Processors & Fabrication — 0.5%
Commercial Metals Co.	259,500	3,108,810
Timken Co.	192,400	2,791,724
Worthington Industries, Inc.#	135,600	1,800,768

		7,701,302

Metal - Iron — 0.4%
Cliffs Natural Resources, Inc.	257,300	6,110,875

Miscellaneous Manufacturing — 0.3%
AptarGroup, Inc.	153,800	5,143,072

Motion Pictures & Services — 0.3%
DreamWorks Animation SKG, Inc., Class A†	182,400	4,213,440

Multimedia — 0.3%
FactSet Research Systems, Inc.	96,900	3,876,000

Networking Products — 0.7%
3Com Corp.†	916,200	1,841,562
Foundry Networks, Inc.†	333,700	5,169,013
Polycom, Inc.†	192,800	3,630,424

		10,640,999

Non-Hazardous Waste Disposal — 0.6%
Republic Services, Inc.	350,600	8,414,400

Office Furnishings - Original — 0.2%
Herman Miller, Inc.#	126,200	1,856,402
HNI Corp.#	100,200	1,337,670

		3,194,072

Oil & Gas Drilling — 1.3%
Helmerich & Payne, Inc.	238,500	6,048,360
Patterson-UTI Energy, Inc.	354,900	4,432,701
Pride International, Inc.†	392,300	6,359,183
Unit Corp.†	107,100	3,071,628

		19,911,872

Oil Companies - Exploration & Production — 3.3%
Bill Barrett Corp.†	83,800	1,874,606
Cimarex Energy Co.	188,300	5,342,071
Comstock Resources, Inc.†	104,300	4,373,299
Denbury Resources, Inc.†	559,500	5,332,035
Encore Acquisition Co.†	120,900	3,196,596
Equitable Resources, Inc.	296,600	9,897,542
Forest Oil Corp.†#	220,200	3,842,490
Mariner Energy, Inc.†	201,400	2,213,386
Newfield Exploration Co.†	299,600	6,764,968

AIG Retirement Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Oil Companies - Exploration & Production (continued)
Plains Exploration & Production Co.†	243,900	$5,646,285
Quicksilver Resources, Inc.†	256,700	1,599,241

		50,082,519

Oil Field Machinery & Equipment — 0.5%
FMC Technologies, Inc.†	288,800	7,933,336

Oil Refining & Marketing — 0.2%
Frontier Oil Corp.	235,400	2,810,676

Oil-Field Services — 0.7%
Exterran Holdings, Inc.†#	149,100	2,616,705
Helix Energy Solutions Group, Inc.†#	208,200	1,338,726
Oceaneering International, Inc.†	125,500	3,240,410
Superior Energy Services, Inc.†	183,100	3,085,235

		10,281,076

Optical Supplies — 0.0%
Advanced Medical Optics, Inc.†#	118,100	686,161

Paper & Related Products — 0.6%
Potlatch Corp.	89,600	2,390,528
Rayonier, Inc.	178,200	5,951,880

		8,342,408

Pharmacy Services — 0.4%
Omnicare, Inc.#	235,800	5,685,138

Physical Therapy/Rehabilitation Centers — 0.2%
Psychiatric Solutions, Inc.†#	126,200	3,192,860

Pipelines — 0.5%
ONEOK, Inc.	236,700	6,944,778

Power Converter/Supply Equipment — 0.2%
Hubbell, Inc., Class B	127,300	3,806,270

Private Corrections — 0.3%
Corrections Corp. of America†	284,100	5,139,369

Publishing - Books — 0.3%
John Wiley & Sons, Inc., Class A	98,000	3,524,080
Scholastic Corp.#	60,100	917,727

		4,441,807

Racetracks — 0.1%
International Speedway Corp., Class A	64,200	1,665,990

Real Estate Investment Trusts — 5.2%
Alexandria Real Estate Equities, Inc.#	72,800	3,223,584
AMB Property Corp.	222,200	3,826,284
BRE Properties, Inc.#	115,700	3,396,952
Camden Property Trust#	120,500	3,189,635
Cousins Properties, Inc.#	98,900	1,066,142
Duke Realty Corp.#	332,600	2,730,646
Equity One, Inc.#	71,900	1,189,945
Essex Property Trust, Inc.#	58,000	5,015,260
Federal Realty Investment Trust#	133,600	7,727,424
Health Care REIT, Inc.	231,000	8,778,000
Highwoods Properties, Inc.	143,000	3,414,840
Hospitality Properties Trust	212,700	2,437,542
Liberty Property Trust	222,200	4,248,464
Mack-Cali Realty Corp.	149,000	2,826,530
Nationwide Health Properties, Inc.	219,400	4,965,022
Realty Income Corp.#	229,500	4,633,605
Regency Centers Corp.	158,600	5,647,746
The Macerich Co.#	169,200	2,277,432
UDR, Inc.#	307,500	4,652,475
Weingarten Realty Investors, Inc.#	169,300	2,414,218

		77,661,746

Security Description	Shares	Market Value (Note 2)

Real Estate Management/Services — 0.1%
Jones Lang LaSalle, Inc.#	91,600	$2,182,828

Recreational Centers — 0.1%
Life Time Fitness, Inc.†#	79,100	1,184,127

Rental Auto/Equipment — 0.2%
Rent-A-Center, Inc.†	151,100	2,479,551
United Rentals, Inc.†#	134,500	1,085,415

		3,564,966

Research & Development — 0.5%
Pharmaceutical Product Development, Inc.	270,000	7,111,800

Respiratory Products — 0.4%
ResMed, Inc.†	171,300	6,225,042

Retail - Apparel/Shoe — 2.2%
Aeropostale, Inc.†#	151,600	2,292,192
American Eagle Outfitters, Inc.	466,500	4,478,400
AnnTaylor Stores Corp.†	129,300	580,557
Chico’s FAS, Inc.†#	399,600	1,018,980
Collective Brands, Inc.†#	144,700	1,106,955
Foot Locker, Inc.	351,100	2,362,903
Guess?, Inc.	136,600	1,807,218
Hanesbrands, Inc.†	212,600	2,746,792
J Crew Group, Inc.†#	117,500	1,191,450
Pacific Sunwear of California, Inc.†#	148,700	224,537
Phillips-Van Heusen Corp.	116,600	2,033,504
Ross Stores, Inc.	298,100	7,899,650
Urban Outfitters, Inc.†#	257,900	4,686,043

		32,429,181

Retail - Auto Parts — 1.0%
Advance Auto Parts, Inc.	216,900	6,585,084
O’Reilly Automotive, Inc.†	303,700	7,917,459

		14,502,543

Retail - Automobile — 0.5%
CarMax, Inc.†#	499,300	3,799,673
Copart, Inc.†#	148,300	3,955,161

		7,754,834

Retail - Bookstores — 0.1%
Barnes & Noble, Inc.	83,400	1,316,052
Borders Group, Inc.#	136,900	146,483

		1,462,535

Retail - Catalog Shopping — 0.2%
Coldwater Creek, Inc.†#	106,800	205,056
MSC Industrial Direct Co., Inc., Class A#	102,700	3,554,447

		3,759,503

Retail - Discount — 1.0%
99 Cents Only Stores†#	106,200	1,144,836
BJ’s Wholesale Club, Inc.†#	134,600	4,815,988
Dollar Tree, Inc.†	205,000	8,683,800

		14,644,624

Retail - Hair Salons — 0.1%
Regis Corp.	97,700	1,073,723

Retail - Mail Order — 0.1%
Williams-Sonoma, Inc.#	196,100	1,374,661

Retail - Major Department Stores — 0.1%
Saks, Inc.†#	321,300	1,384,803

Retail - Pet Food & Supplies — 0.3%
PetSmart, Inc.	287,000	5,036,850

AIG Retirement Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Retail - Restaurants — 0.8%
Bob Evans Farms, Inc.	70,100	$1,175,577
Brinker International, Inc.	229,500	1,523,880
Chipotle Mexican Grill, Inc., Class A†#	74,800	3,708,584
The Cheesecake Factory, Inc.†	135,300	984,984
Wendy’s/Arby’s Group, Inc., Class A Class A	1,059,500	4,259,190

		11,652,215

Retail - Sporting Goods — 0.2%
Dick’s Sporting Goods, Inc.†#	192,400	2,426,164

Savings & Loans/Thrifts — 1.4%
Astoria Financial Corp.#	182,200	3,363,412
First Niagara Financial Group, Inc.#	265,200	4,113,252
New York Community Bancorp, Inc.#	778,500	10,159,425
Washington Federal, Inc.#	199,000	3,361,110

		20,997,199

Schools — 1.9%
Career Education Corp.†#	166,600	3,078,768
Corinthian Colleges, Inc.†#	193,500	3,111,480
DeVry, Inc.	139,200	8,001,216
ITT Educational Services, Inc.†#	71,300	6,422,704
Strayer Education, Inc.	32,400	7,763,364

		28,377,532

Semiconductor Components - Integrated Circuits — 0.3%
Atmel Corp.†	1,009,900	2,827,720
Integrated Device Technology, Inc.†	384,300	1,986,831

		4,814,551

Semiconductor Equipment — 0.4%
Lam Research Corp.†	284,300	5,742,860

Soap & Cleaning Preparation — 0.6%
Church & Dwight Co., Inc.	158,800	9,439,072

Steel - Producers — 0.5%
Carpenter Technology Corp.	100,600	1,675,996
Reliance Steel & Aluminum Co.	144,500	2,979,590
Steel Dynamics, Inc.	366,500	3,027,290

		7,682,876

Telecom Services — 0.2%
NeuStar, Inc., Class A†#	178,600	3,420,190

Telecommunication Equipment — 0.5%
ADC Telecommunications, Inc.†#	266,600	1,895,526
ADTRAN, Inc.	126,400	1,794,880
CommScope, Inc.†#	159,266	1,798,113
Plantronics, Inc.	110,900	1,409,539

		6,898,058

Telephone - Integrated — 0.6%
Cincinnati Bell, Inc.†	531,800	920,014
Telephone and Data Systems, Inc.	241,200	7,826,940

		8,746,954

Television — 0.0%
Belo Corp., Class A	198,200	382,526

Textile - Home Furnishings — 0.3%
Mohawk Industries, Inc.†	127,200	3,910,128

Tobacco — 0.1%
Universal Corp.#	57,600	1,841,472

Security Description	Shares/ Principal Amount	Market Value (Note 2)

Toys — 0.2%
Marvel Entertainment, Inc.†#	111,200	$3,274,840

Transactional Software — 0.1%
ACI Worldwide, Inc†#	78,000	1,224,600

Transport - Equipment & Leasing — 0.2%
GATX Corp.	110,300	3,104,945

Transport - Marine — 0.6%
Alexander & Baldwin, Inc.#	93,800	2,424,730
Overseas Shipholding Group, Inc.#	57,300	2,123,538
Tidewater, Inc.#	116,800	4,611,264

		9,159,532

Transport - Rail — 0.3%
Kansas City Southern†	206,100	4,517,712

Transport - Truck — 0.7%
Con-way, Inc.	103,600	2,897,692
J.B. Hunt Transport Services, Inc.#	185,100	4,962,531
Werner Enterprises, Inc.#	96,400	1,675,432
YRC Worldwide, Inc.†#	129,700	516,206

		10,051,861

Veterinary Diagnostics — 0.2%
VCA Antech, Inc.†#	191,300	3,644,265

Vitamins & Nutrition Products — 0.1%
NBTY, Inc.†	123,200	1,795,024

Water — 0.4%
Aqua America, Inc.#	305,400	6,624,126

Wireless Equipment — 0.1%
RF Micro Devices, Inc.†#	592,100	787,493

X-Ray Equipment — 0.5%
Hologic, Inc.†#	580,900	8,167,454

Total Long-Term Investment Securities
(cost $2,231,144,522)		1,470,123,066

SHORT-TERM INVESTMENT SECURITIES — 23.0%
Collective Investment Pool — 20.2%
Securities Lending Quality Trust(1)	318,157,001	304,794,407

Commercial Paper — 2.3%
Erste Finance LLC 0.50% due 12/01/08	$34,000,000	34,000,000

U.S. Government Treasuries — 0.5%
United States Treas Bills 0.02% due 01/22/09(2)	680,000	679,981
0.04% due 02/05/09(2)	1,750,000	1,749,872
0.06% due 01/08/09(2)	500,000	499,968
0.07% due 01/15/09(2)	1,300,000	1,299,886
0.08% due 01/08/09(2)	1,100,000	1,099,907
0.09% due 01/08/09(2)	300,000	299,973
0.10% due 12/26/08(2)	70,000	69,995
0.12% due 12/26/08(2)	145,000	144,988
0.17% due 12/26/08(2)	275,000	274,996
0.18% due 12/26/08(2)	285,000	284,964
0.30% due 12/26/08(2)	70,000	69,986
0.35% due 01/08/09(2)	1,200,000	1,199,956

		7,674,472

Total Short-Term Investment Securities
(cost $359,831,473 )		346,468,879

AIG Retirement Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

REPURCHASE AGREEMENT — 0.2%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 11/28/08, to be repurchased 12/01/08 in the amount of $3,203,003 and collateralized by Federal Home Loan Bank Notes, bearing interest at 6.63%, due 11/15/10 and having an approximate value of $3,300,975 (Cost $3,203,000)	$3,203,000	$3,203,000

TOTAL INVESTMENTS
(cost $2,594,178,995)(3)	120.7%	1,819,794,945
Liabilities in excess of other assets	(20.7)	(312,230,842)

NET ASSETS —	100.0%	$1,507,564,103

†	Non-income producing security
#	The security or a portion thereof is out on loan (See Note 2)
(1)	The security is purchased with the cash collateral received from securities loaned (see Note 2)
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts
Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of November 30, 2008	Unrealized Appreciation (Depreciation)
905 Long	S&P Midcap 400 E-mini Index	December 2008	$44,720,345	$46,517,000	$1,796,655

See Notes to Financial Statements

AIG Retirement Company I Mid Cap Strategic Growth Fund

PORTFOLIO PROFILE — November 30, 2008 (Unaudited)

Industry Allocation*

Collective Investment Pool	24.7%
Oil Companies — Exploration & Production	13.5
Schools	7.5
Time Deposits	5.7
Building Products — Cement	3.4
Transport — Services	3.1
Electronic Components — Semiconductors	2.7
Medical Instruments	2.7
E-Commerce/Services	2.6
Pharmacy Services	2.5
Distribution/Wholesale	2.2
Building — Residential/Commercial	1.9
Engineering/R&D Services	1.8
Applications Software	1.8
Retail — Apparel/Shoe	1.8
Diversified Financial Services	1.6
Internet Application Software	1.6
Commercial Services — Finance	1.6
Commercial Services	1.5
Diversified Operations	1.5
Retail — Restaurants	1.4
Broadcast Services/Program	1.4
Medical — Biomedical/Gene	1.4
Casino Hotels	1.4
Medical — Drugs	1.3
Finance — Investment Banker/Broker	1.3
Wire & Cable Products	1.2
Finance — Credit Card	1.2
Power Converter/Supply Equipment	1.1
Machinery — Pumps	1.1
Electronic Measurement Instruments	1.1
Internet Content — Information/News	1.0
Retail — Regional Department Stores	1.0
Computer Services	1.0
Savings & Loans/Thrifts	1.0
Machinery — General Industrial	0.9
Metal — Iron	0.9
Metal Processors & Fabrication	0.9
Diagnostic Equipment	0.9
Energy — Alternate Sources	0.9
Real Estate Operations & Development	0.9
Metal — Diversified	0.8
Casino Services	0.8
Oil Refining & Marketing	0.8
Chemicals — Diversified	0.8
Computers — Memory Devices	0.8
Internet Infrastructure Software	0.8
Investment Management/Advisor Services	0.7
Transport — Truck	0.7
Medical — Generic Drugs	0.7
Water Treatment Systems	0.7
Machinery — Farming	0.7
Banks — Commercial	0.7
Consulting Services	0.6
Hazardous Waste Disposal	0.6
Patient Monitoring Equipment	0.6
Airport Development/Maintenance	0.6
Apparel Manufacturers	0.6
Cellular Telecom	0.5
Machinery — Construction & Mining	0.5
Banks — Fiduciary	0.5
Insurance — Property/Casualty	0.5
Retail — Auto Parts	0.5
Computers — Integrated Systems	0.5
Web Portals/ISP	0.5
Web Hosting/Design	0.5
Advertising Services	0.5
Human Resources	0.4
E-Commerce/Products	0.4

Agricultural Chemicals	0.4
Textile — Home Furnishings	0.3

127.0%

*	Calculated as a percentage of net assets

AIG Retirement Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 96.6%
Advertising Services — 0.5%
Groupe Aeroplan, Inc.	129,565	$825,896

Agricultural Chemicals — 0.4%
Intrepid Potash, Inc.†#	33,676	646,579

Airport Development/Maintenance — 0.6%
Grupo Aeroportuario del Pacifico SA de CV ADR#	47,405	1,052,391

Apparel Manufacturers — 0.6%
Under Armour, Inc., Class A†#	45,500	1,046,045

Applications Software — 1.8%
Citrix Systems, Inc.†	52,300	1,394,318
Salesforce.com, Inc.†#	65,072	1,862,361

		3,256,679

Banks - Commercial — 0.7%
TCF Financial Corp.#	72,100	1,204,070

Banks - Fiduciary — 0.5%
Northern Trust Corp.	20,000	917,800

Broadcast Services/Program — 1.4%
Discovery Communications, Inc., Class A†#	48,519	727,785
Discovery Communications, Inc., Class C†	58,109	879,189
Grupo Televisa SA ADR	63,808	948,187

		2,555,161

Building Products - Cement — 3.4%
Eagle Materials, Inc.#	114,400	2,402,400
Martin Marietta Materials, Inc.#	34,735	3,044,176
Texas Industries, Inc.#	21,740	670,896

		6,117,472

Building - Residential/Commercial — 1.9%
Gafisa SA#	63,980	515,679
NVR, Inc.†#	2,345	1,018,316
Pulte Homes, Inc.#	179,400	1,910,610

		3,444,605

Casino Hotels — 1.4%
Wynn Resorts, Ltd.†#	62,401	2,484,808

Casino Services — 0.8%
Bally Technologies, Inc.†#	78,190	1,444,169

Cellular Telecom — 0.5%
NII Holdings, Inc.†	51,116	993,695

Chemicals - Diversified — 0.8%
FMC Corp.	24,800	1,083,760
Rockwood Holdings, Inc.†	37,929	339,085

		1,422,845

Commercial Services — 1.5%
Alliance Data Systems Corp.†#	38,900	1,684,759
Quanta Services, Inc.†#	61,000	991,860

		2,676,619

Commercial Services - Finance — 1.6%
H&R Block, Inc.	60,600	1,159,278
Morningstar, Inc.†#	51,357	1,653,695

		2,812,973

Computer Services — 1.0%
IHS, Inc.†	48,918	1,775,234

Computers - Integrated Systems — 0.5%
Teradata Corp.†	66,391	891,631

Computers - Memory Devices — 0.8%
NetApp, Inc.†	102,800	1,387,800

Security Description	Shares	Market Value (Note 2)

Consulting Services — 0.6%
The Corporate Executive Board Co.	50,577	$1,166,306

Diagnostic Equipment — 0.9%
Gen-Probe, Inc.†	42,035	1,548,990

Distribution/Wholesale — 2.2%
Fastenal Co.#	46,300	1,783,013
Li & Fung, Ltd.(4)	1,191,071	2,167,867

		3,950,880

Diversified Financial Services — 1.6%
IntercontinentalExchange, Inc.†	38,696	2,848,026

Diversified Operations — 1.5%
Leucadia National Corp.#	135,705	2,653,033

E-Commerce/Products — 0.4%
Amazon.com, Inc.†	17,750	757,925

E-Commerce/Services — 2.6%
Alibaba.com, Ltd.†(4)	1,230,600	680,944
Ctrip.com International, Ltd. ADR#	78,716	1,831,721
Priceline.com, Inc.†#	30,695	2,117,955

		4,630,620

Electronic Components - Semiconductors — 2.7%
Broadcom Corp., Class A†#	105,100	1,609,081
Microsemi Corp.†	113,400	2,210,166
QLogic Corp.†#	100,900	1,071,558

		4,890,805

Electronic Measurement Instruments — 1.1%
FLIR Systems, Inc.†#	65,600	2,034,912

Energy - Alternate Sources — 0.9%
Covanta Holding Corp.†#	77,466	1,545,447

Engineering/R&D Services — 1.8%
Aecom Technology Corp.†	45,702	1,210,646
Fluor Corp.	46,400	2,113,056

		3,323,702

Finance - Credit Card — 1.2%
Redecard SA	192,351	2,217,909

Finance - Investment Banker/Broker — 1.3%
Greenhill & Co., Inc.#	15,808	1,076,525
TD Ameritrade Holding Corp.†	101,300	1,347,290

		2,423,815

Hazardous Waste Disposal — 0.6%
Stericycle, Inc.†	19,200	1,100,160

Human Resources — 0.4%
Monster Worldwide, Inc.†#	69,437	796,442

Insurance - Property/Casualty — 0.5%
Alleghany Corp.†#	3,451	914,515

Internet Application Software — 1.6%
Tencent Holdings, Ltd.(4)	511,000	2,813,355

Internet Content - Information/News — 1.0%
Baidu.com ADR†#	13,833	1,879,628

Internet Infrastructure Software — 0.8%
F5 Networks, Inc.†#	55,700	1,386,930

Investment Management/Advisor Services — 0.7%
Calamos Asset Management, Inc., Class A#	88,956	362,051
T. Rowe Price Group, Inc.#	29,100	995,511

		1,357,562

AIG Retirement Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Machinery - Construction & Mining — 0.5%
Bucyrus International, Inc.#	48,800	$953,064

Machinery - Farming — 0.7%
AGCO Corp.†	49,000	1,206,380

Machinery - General Industrial — 0.9%
The Manitowoc Co., Inc.	205,900	1,622,492

Machinery - Pumps — 1.1%
Flowserve Corp.	40,800	2,053,464

Medical Instruments — 2.7%
Edwards Lifesciences Corp.†	19,800	985,446
Intuitive Surgical, Inc.†#	7,118	943,349
Techne Corp.	46,214	2,865,730

		4,794,525

Medical - Biomedical/Gene — 1.4%
Illumina, Inc.†#	114,928	2,529,565

Medical - Drugs — 1.3%
Cephalon, Inc.†#	33,200	2,439,536

Medical - Generic Drugs — 0.7%
Teva Pharmaceutical Industries, Ltd. ADR	29,500	1,272,925

Metal Processors & Fabrication — 0.9%
Precision Castparts Corp.	25,400	1,592,580

Metal - Diversified — 0.8%
Freeport-McMoRan Copper & Gold, Inc.	63,900	1,532,961

Metal - Iron — 0.9%
Cliffs Natural Resources, Inc.	68,300	1,622,125

Oil Companies - Exploration & Production — 13.5%
Continental Resources, Inc.†#	92,100	1,800,555
PetroHawk Energy Corp.†#	147,095	2,569,750
Plains Exploration & Production Co.†	58,000	1,342,700
Questar Corp.	31,304	1,007,676
Range Resources Corp.	93,050	3,858,783
Southwestern Energy Co.†	265,679	9,131,387
Ultra Petroleum Corp.†	116,460	4,731,770

		24,442,621

Oil Refining & Marketing — 0.8%
Frontier Oil Corp.#	119,900	1,431,606

Patient Monitoring Equipment — 0.6%
Mindray Medical International, Ltd., Class A ADR#	60,721	1,097,836

Pharmacy Services — 2.5%
Express Scripts, Inc.†	33,400	1,920,834
Ironwood Pharmaceutical, Inc.(1)	59,853	718,236
Omnicare, Inc.#	76,000	1,832,360

		4,471,430

Power Converter/Supply Equipment — 1.1%
Sunpower Corp., Class A†#	59,400	2,062,962

Real Estate Operations & Development — 0.9%
Brookfield Asset Management, Inc. Class A	106,782	1,545,136

Retail - Apparel/Shoe — 1.8%
Abercrombie & Fitch Co., Class A#	48,583	939,109
Lululemon Athletica, Inc.†#	50,200	492,964
Urban Outfitters, Inc.†#	99,100	1,800,647

		3,232,720

Retail - Auto Parts — 0.5%
AutoZone, Inc.†	8,200	895,604

Retail - Regional Department Stores — 1.0%
Kohl’s Corp.†	56,100	1,832,226

Security Description	Shares/ Principal Amount	Market Value (Note 2)

Retail - Restaurants — 1.4%
Panera Bread Co., Class A†#	22,000	$977,680
Starbucks Corp.†	183,036	1,634,511

		2,612,191

Savings & Loans/Thrifts — 1.0%
People’s United Financial, Inc.#	92,700	1,767,789

Schools — 7.5%
Apollo Group, Inc., Class A†#	34,900	2,681,716
DeVry, Inc.	28,200	1,620,936
ITT Educational Services, Inc.†#	32,896	2,963,272
New Oriental Education & Technology Group, Inc. ADR†	31,847	1,643,623
Strayer Education, Inc.#	19,582	4,692,043

		13,601,590

Textile - Home Furnishings — 0.3%
Mohawk Industries, Inc.†	18,238	560,636

Transport - Services — 3.1%
C.H. Robinson Worldwide, Inc.#	46,678	2,384,312
Expeditors International of Washington, Inc.	96,775	3,235,188

		5,619,500

Transport - Truck — 0.7%
J.B. Hunt Transport Services, Inc.#	47,700	1,278,837

Water Treatment Systems — 0.7%
Nalco Holding Co.#	110,533	1,261,181

Web Hosting/Design — 0.5%
Equinix, Inc.†#	18,546	842,174

Web Portals/ISP — 0.5%
Yahoo!, Inc.†	76,600	881,666

Wire & Cable Products — 1.2%
General Cable Corp.†	136,600	2,255,266

Total Long-Term Investment Securities
(cost $242,501,216)		174,510,022

SHORT-TERM INVESTMENT SECURITIES — 30.4%
Collective Investment Pool — 24.7%
Securities Lending Quality Trust(2)	46,619,481	44,661,463

Time Deposits — 5.7%
Euro Time Deposit with State Street Bank & Trust Co. 0.10% due 12/01/08	$1,747,000	1,747,000
Euro Time Deposit with State Street Bank & Trust Co. 0.15% due 12/01/08	8,588,000	8,588,000

		10,335,000

Total Short-Term Investment Securities
(cost $56,954,481)		54,996,463

TOTAL INVESTMENTS
(cost $299,455,697)(3)	127.0%	229,506,485
Liabilities in excess of other assets	(27.0)	(48,815,359)

NET ASSETS —	100.0%	$180,691,126

†	Non-income producing security
#	The security or a portion thereof is out on loan (See Note 2)
(1)	Fair valued security; see Note 2
(2)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(3)	See Note 5 for cost of investments on a tax basis.
(4)	Security was valued using fair value procedures at November 30, 2008. See Note 2 regarding fair value pricing procedures for foreign equity securities.
ADR	American Deposity Receipt

See Notes to Financial Statements

AIG Retirement Company I Money Market I Fund

PORTFOLIO PROFILE — November 30, 2008 (Unaudited)

Industry Allocation*

U.S. Government Agency	59.4%
Money Center Banks	16.1
Foreign Banks	5.4
Commercial Banks — Canadian	3.7
Super-Regional Banks — U.S.	3.7
Asset Backed CP/Receivables	3.4
Finance	3.4
Cosmetics-Toiletries	1.3
Asset Backed CP/Multi-Asset	1.2
Diversified Financial Services	1.2
U.S. Government Securities	1.2

100.0%

Weighted Average Days to Maturity	68.6

Credit Quality@#

A-1	100.0%
D	0.0

100.0%

*	Calculated as a percentage of net assets.
@	Source: Standard & Poors.
#	Calculated as a percentage of total debt issues.

AIG Retirement Company I Money Market I Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited)

Security Description	Principal Amount	Market Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 93.7%
Asset-Backed Commercial Paper — 4.6%
Cancara Asset Securitisation LLC 2.40% due 01/08/09*	$7,500,000	$7,481,000
Kitty Hawk Funding Corp. 1.05% due 12/08/08*	7,700,000	7,698,428
Ranger Funding Co. LLC 1.00% due 12/19/08*	5,225,000	5,222,387
Ranger Funding Co. LLC 1.40% due 01/23/09*	7,600,000	7,584,336

Total Asset-Backed Commercial Paper
(amortized cost $27,986,151)		27,986,151

Certificates of Deposit — 14.1%
Bank of America NA 2.25% due 05/11/09	7,650,000	7,650,000
Bank of America NA 2.73% due 01/20/09	7,400,000	7,400,000
Bank of America NA 2.85% due 12/08/08	7,200,000	7,200,000
Barclays Bank PLC 1.84% due 02/11/09	2,900,000	2,896,431
J.P. Morgan Chase Bank 1.35% due 01/20/09	7,600,000	7,600,000
J.P. Morgan Chase Bank 1.40% due 02/20/09	7,600,000	7,600,000
Royal Bank Of Canada 2.50% due 12/22/08	7,400,000	7,400,000
Royal Bank Of Canada 2.66% due 12/08/08	7,600,000	7,602,444
Royal Bank Of Canada 4.61% due 04/16/09	7,650,000	7,652,931
Royal Bank of Scotland 2.89% due 12/29/08	7,300,000	7,300,219
Royal Bank Of Scotland 3.18% due 12/12/08	7,350,000	7,350,080
UBS AG 2.05% due 01/06/09	7,500,000	7,500,000

Total Certificates of Deposit
(amortized cost $85,152,105)		85,152,105

Commercial Paper — 13.5%
Barclays U.S. Funding LLC 2.70% due 12/02/08	7,300,000	7,299,453
General Electric Capital Corp. 2.30% due 12/05/08	7,400,000	7,398,109
General Electric Co. 1.60% due 12/31/08	7,500,000	7,490,000
HSBC Bank USA 2.73% due 12/02/08	7,300,000	7,299,447
HSBC USA, Inc. 1.95% due 02/12/09	7,600,000	7,569,948
J.P. Morgan Chase & Co. 0.50% due 12/01/08	7,600,000	7,600,000
Lloyds Bank PLC 1.90% due 02/17/09	7,600,000	7,598,351
Proctor & Gamble Co. 1.20% due 02/19/09*	7,600,000	7,579,733
Rabobank Nederland NV 2.12% due 01/05/09	7,400,000	7,400,143
Svenska Handelsbank, Inc. 2.70% due 12/03/08	7,300,000	7,298,905
UBS Finance Delaware LLC 0.75% due 12/01/08	7,000,000	7,000,000

Total Commercial Paper
(amortized cost $81,534,089)		81,534,089

Security Description	Principal Amount	Market Value (Note 2)

Corporate Notes — 0.0%
Cheyne Finance LLC 5.20% due 01/07/08†*(1)(2)(3)(4)(5) (amortized cost $50,549)	$1,955,656	$50,549

Medium Term Notes — 0.9%
General Electric Capital Corp. 4.25% due 01/05/09 (amortized cost $5,510,589)	5,500,000	5,510,589

U.S. Government Agencies — 59.4%
Federal Home Loan Bank 1.22% due 04/23/09	3,000,000	2,985,700
1.30% due 12/09/08	7,400,000	7,397,862
1.32% due 05/11/09	7,500,000	7,455,725
1.45% due 05/01/09	7,500,000	7,454,385
1.50% due 07/17/09	5,800,000	5,744,900
1.70% due 05/18/09	7,700,000	7,638,913
1.80% due 05/13/09	7,700,000	7,637,245
1.80% due 11/16/09	7,600,000	7,467,000
1.90% due 12/12/08	7,400,000	7,395,704
2.00% due 01/05/09	7,400,000	7,385,611
2.03% due 04/23/09	7,650,000	7,670,077
2.12% due 03/03/09	7,400,000	7,359,909
2.15% due 01/20/09	7,400,000	7,377,903
2.19% due 12/10/08	7,300,000	7,296,003
2.20% due 04/01/09	5,500,000	5,498,409
2.30% due 01/15/09	7,000,000	6,998,918
2.30% due 04/30/09	7,400,000	7,329,083
2.35% due 12/17/08	7,400,000	7,392,271
2.35% due 12/19/08	7,400,000	7,391,305
2.35% due 12/26/08	7,400,000	7,387,924
2.40% due 01/09/09	7,400,000	7,380,760
2.40% due 01/14/09	7,400,000	7,378,293
2.40% due 01/26/09	5,800,000	5,778,347
2.46% due 12/04/08	7,300,000	7,298,504
2.47% due 12/02/08	5,700,000	5,699,609
2.51% due 05/07/09	7,300,000	7,295,801
2.54% due 02/04/09	7,400,000	7,366,063
2.60% due 02/27/09	7,400,000	7,352,969
2.61% due 12/01/08	6,000,000	6,000,000
2.65% due 03/16/09	7,400,000	7,342,804
2.70% due 12/31/08	5,900,000	5,886,725
2.70% due 01/05/09	5,900,000	5,884,513
2.70% due 01/06/09	7,500,000	7,479,750
2.70% due 01/16/09	7,500,000	7,474,125
2.70% due 02/11/09	5,700,000	5,669,220
2.75% due 12/02/08	5,900,000	5,899,549
2.80% due 12/17/08	5,900,000	5,892,658
2.80% due 12/26/08	5,900,000	5,888,528
2.90% due 05/18/09	7,400,000	7,299,853
3.00% due 01/07/09	7,300,000	7,277,492
3.00% due 04/20/09	7,400,000	7,313,667
3.00% due 04/21/09	7,400,000	7,313,050
3.00% due 04/22/09	7,400,000	7,312,433
3.00% due 04/23/09	7,400,000	7,311,817
3.00% due 04/24/09	7,400,000	7,311,200
3.00% due 04/29/09	7,400,000	7,308,117
3.10% due 04/15/09	7,400,000	7,313,975
Federal National Mtg. Assoc.
1.00% due 04/20/09	15,200,000	15,140,889
1.05% due 05/01/09	7,600,000	7,566,528
2.09% due 12/08/08	5,600,000	5,597,724
2.90% due 12/24/08	5,800,000	5,789,254

Total U.S. Government Agencies
(amortized cost $359,089,064)		359,089,064

AIG Retirement Company I Money Market I Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

U.S. Government Treasuries — 1.2%
United States Treasury Bills 1.26% due 07/02/09
(amortized cost $7,444,087)	$7,500,000	$7,444,087

Total Short-Term Investment Securities — 93.7%
(amortized cost $566,766,634)		566,766,634

REPURCHASE AGREEMENT — 6.3%
UBS Securities, LLC Joint Repurchase Agreement(6) (amortized cost $38,039,000)	38,039,000	38,039,000

TOTAL INVESTMENTS
(amortized cost $604,805,634)(7)	100.0%	604,805,634
Other assets less liabilities	0.0	29,676

NET ASSETS —	100.0%	$604,835,310

†	Non-income producing security.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2008, the aggregate value of these securities was $35,616,433 representing 5.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Illiquid security. At November 30, 2008, the aggregate value of these securities was $50,549, representing 0.0% of net assets.
(2)	Security in default
(3)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of November 30, 2008.

(4)	Security issued by a structured investment vehicle (“SIV”). These SIV’s may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning the interest in and structure of the issuer or the originator of the receivables, or the credit worthiness of the entities that provide any credit enhancements.
(5)	On August 28, 2007, mark to market losses experienced in the investment portfolio of SIV Portfolio, PLC (“SIV Portfolio”) (formerly Cheyne Finance PLC), the issuer of the underlying notes held by Cheyne Finance LLC, the issuer of the medium term notes (the “Notes”) held by the Portfolio, triggered the appointment of receivers (Deloitte & Touche LLP) (collectively, the “Receiver”). On October 17, 2007, the Receiver determined that SIV Portfolio was, or was about to become, unable to pay its debts as they came due and that an insolvency event had occurred. As a result of this determination, the Notes became immediately due and payable and are in default as a result of non payment. These events, which are based on published reports, materially adversely affected the ability of SIV Portfolio to make interest and principal payments due on the Notes. On April 16, 2008, however, the Receiver made a partial payment of principal and interest due on the Notes. On July 23, 2008, the Receiver concluded the sale of SIV Portfolio’s investment portfolio and a distribution to senior creditors, including the Fund, was made. Furthermore, an additional distribution to senior creditors, including the Fund, was made on August 13, 2008. The market value of the Notes, as of November 30, 2008, represents the Notes’ residual value that may be distributed to the Fund.
(6)	See Note 2 for details of Joint Repurchase Agreements.
(7)	See Note 5 for cost of investments on a tax basis.

See Notes to Financial Statements

AIG Retirement Company I Nasdaq-100 Index Fund

PORTFOLIO PROFILE — November 30, 2008 (Unaudited)

Industry Allocation*

Collective Investment Pool	21.1%
Computers	14.2
Medical — Biomedical/Gene	12.6
Applications Software	8.2
Wireless Equipment	6.4
Electronic Components — Semiconductors	5.0
Web Portals/ISP	4.8
Cable TV	4.3
Enterprise Software/Service	4.1
Networking Products	4.0
Medical — Generic Drugs	2.6
Repurchase Agreements	2.4
Entertainment Software	1.9
E-Commerce/Services	1.8
Transport — Services	1.5
Internet Security	1.4
Semiconductor Equipment	1.3
Pharmacy Services	1.2
Schools	1.2
E-Commerce/Products	1.2
Electronic Forms	1.2
Retail — Discount	1.1
Auto — Heavy Duty Trucks	1.1
Commercial Services — Finance	0.9
Semiconductor Components — Integrated Circuits	0.9
Retail — Restaurants	0.9
Cellular Telecom	0.8
Computers — Memory Devices	0.8
Retail — Office Supplies	0.8
Retail — Bedding	0.7
Data Processing/Management	0.7
U.S. Government Treasuries	0.7
Dental Supplies & Equipment	0.6
Distribution/Wholesale	0.5
Computer Services	0.5
Electronic Components — Misc.	0.5
Chemicals — Specialty	0.5
Medical Instruments	0.5
Hazardous Waste Disposal	0.5
Medical — Drugs	0.5
Casino Hotels	0.5
Retail — Major Department Stores	0.5
Electronic Measurement Instruments	0.4
Linen Supply & Related Items	0.4
Broadcast Services/Program	0.4
Computer Aided Design	0.4
X-Ray Equipment	0.4
Internet Content — Information/News	0.3
Medical Products	0.3
Engineering/R&D Services	0.3
Airlines	0.3
Beverages — Non-alcoholic	0.3
Machinery — Construction & Mining	0.2
Computers — Periphery Equipment	0.2
Retail — Pet Food & Supplies	0.2
Internet Infrastructure Software	0.2
Advertising Sales	0.2
Telecom Services	0.2
Steel — Producers	0.1
Food — Retail	0.1
Telephone — Integrated	0.1
Electronic Design Automation	0.1
Radio	0.1

122.1%

*	Calculated as a percentage of net assets

AIG Retirement Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 97.9%
Advertising Sales — 0.2%
Focus Media Holding, Ltd. ADR†#	5,961	$44,528
Lamar Advertising Co., Class A†#	3,886	57,785

		102,313

Airlines — 0.3%
Ryanair Holdings PLC ADR†#	6,200	162,812

Applications Software — 8.2%
Check Point Software Technologies, Ltd.†	11,288	232,646
Citrix Systems, Inc.†	11,554	308,030
Infosys Technologies, Ltd. ADR	5,984	150,497
Intuit, Inc.†	21,563	477,836
Microsoft Corp.	167,560	3,388,063

		4,557,072

Auto - Heavy Duty Trucks — 1.1%
PACCAR, Inc.#	21,717	605,253

Beverages - Non-alcoholic — 0.3%
Hansen Natural Corp.†#	4,872	144,942

Broadcast Services/Program — 0.4%
Discovery Communications, Inc., Class A†#	6,335	95,025
Liberty Global, Inc., Class A†#	8,372	121,310

		216,335

Cable TV — 4.3%
Comcast Corp., Class A	76,879	1,333,082
DISH Network Corp., Class A†#	11,646	129,038
The DIRECTV Group, Inc.†#	43,102	948,675

		2,410,795

Casino Hotels — 0.5%
Wynn Resorts, Ltd.†#	6,514	259,387

Cellular Telecom — 0.8%
Leap Wireless International, Inc.†#	3,666	73,320
Millicom International Cellular SA	5,582	213,958
NII Holdings, Inc.†	8,586	166,912

		454,190

Chemicals - Specialty — 0.5%
Sigma-Aldrich Corp.#	6,451	278,103

Commercial Services - Finance — 0.9%
Paychex, Inc.	18,262	516,084

Computer Aided Design — 0.4%
Autodesk, Inc.†	12,499	207,358

Computer Services — 0.5%
Cognizant Technology Solutions Corp., Class A†	15,155	290,976

Computers — 14.2%
Apple, Inc.†	65,887	6,105,748
Dell, Inc.†#	38,417	429,118
Research In Motion, Ltd.†	30,117	1,279,069
Sun Microsystems, Inc.†#	17,466	55,367

		7,869,302

Computers - Memory Devices — 0.8%
NetApp, Inc.†#	18,255	246,443
SanDisk Corp.†#	11,008	88,064
Seagate Technology	25,964	109,308

		443,815

Computers - Periphery Equipment — 0.2%
Logitech International SA†#	9,305	121,430

Data Processing/Management — 0.7%
Fiserv, Inc.†#	10,942	373,560

Security Description	Shares	Market Value (Note 2)

Dental Supplies & Equipment — 0.6%
Dentsply International, Inc.#	7,610	$198,469
Patterson Cos., Inc.†#	6,210	116,872

		315,341

Distribution/Wholesale — 0.5%
Fastenal Co.#	7,572	291,598

E-Commerce/Products — 1.2%
Amazon.com, Inc.†	15,080	643,916

E-Commerce/Services — 1.8%
eBay, Inc.†#	51,723	679,123
Expedia, Inc.†#	15,030	126,252
IAC/InterActive Corp.†	7,738	114,445
Liberty Media Corp., Series A†#	29,015	76,309

		996,129

Electronic Components - Misc. — 0.5%
Flextronics International, Ltd.†	48,481	113,446
Garmin, Ltd.#	10,251	175,087

		288,533

Electronic Components - Semiconductors — 5.0%
Altera Corp.#	22,561	331,872
Broadcom Corp., Class A†#	21,426	328,032
Intel Corp.	104,977	1,448,683
Microchip Technology, Inc.#	8,162	150,997
NVIDIA Corp.†#	29,144	217,706
Xilinx, Inc.	19,556	319,936

		2,797,226

Electronic Design Automation — 0.1%
Cadence Design Systems, Inc.†#	14,541	56,128

Electronic Forms — 1.2%
Adobe Systems, Inc.†	27,721	642,018

Electronic Measurement Instruments — 0.4%
FLIR Systems, Inc.†#	7,768	240,963

Engineering/R&D Services — 0.3%
Foster Wheeler, Ltd.†#	7,453	165,904

Enterprise Software/Service — 4.1%
CA, Inc.	26,543	446,984
Oracle Corp.†	114,773	1,846,698

		2,293,682

Entertainment Software — 1.9%
Activision Blizzard, Inc.†	62,777	734,491
Electronic Arts, Inc.†	17,139	326,669

		1,061,160

Food - Retail — 0.1%
Whole Foods Market, Inc.#	7,336	77,615

Hazardous Waste Disposal — 0.5%
Stericycle, Inc.†#	4,785	274,181

Internet Content - Information/News — 0.3%
Baidu.com ADR†#	1,407	191,183

Internet Infrastructure Software — 0.2%
Akamai Technologies, Inc.†	8,641	106,025

Internet Security — 1.4%
Symantec Corp.†#	46,787	562,848
VeriSign, Inc.†#	9,714	209,725

		772,573

Linen Supply & Related Items — 0.4%
Cintas Corp.#	9,841	236,381

AIG Retirement Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Machinery - Construction & Mining — 0.2%
Joy Global, Inc.#	5,644	$131,449

Medical Instruments — 0.5%
Intuitive Surgical, Inc.†#	2,069	274,205

Medical Products — 0.3%
Henry Schein, Inc.†#	4,751	169,753

Medical - Biomedical/Gene — 12.6%
Amgen, Inc.†	26,296	1,460,480
Amylin Pharmaceuticals, Inc.†#	7,053	52,263
Biogen Idec, Inc.†	16,825	711,866
Celgene Corp.†	24,051	1,253,057
Genzyme Corp.†	17,960	1,149,799
Gilead Sciences, Inc.†#	48,308	2,163,715
Vertex Pharmaceuticals, Inc.†#	8,383	206,138

		6,997,318

Medical - Drugs — 0.5%
Cephalon, Inc.†#	3,531	259,458

Medical - Generic Drugs — 2.6%
Teva Pharmaceutical Industries, Ltd. ADR#	33,568	1,448,459

Networking Products — 4.0%
Cisco Systems, Inc.†	112,536	1,861,346
Juniper Networks, Inc.†	19,048	331,054

		2,192,400

Pharmacy Services — 1.2%
Express Scripts, Inc.†	11,735	674,880

Radio — 0.1%
Sirius XM Radio, Inc.†#	202,866	42,257

Retail - Bedding — 0.7%
Bed Bath & Beyond, Inc.†#	18,674	378,895

Retail - Discount — 1.1%
Costco Wholesale Corp.#	12,211	628,500

Retail - Major Department Stores — 0.5%
Sears Holdings Corp.†#	7,050	255,563

Retail - Office Supplies — 0.8%
Staples, Inc.#	25,469	442,142

Retail - Pet Food & Supplies — 0.2%
PetSmart, Inc.	6,689	117,392

Retail - Restaurants — 0.9%
Starbucks Corp.†	54,168	483,720

Schools — 1.2%
Apollo Group, Inc., Class A†#	8,545	656,598

Semiconductor Components - Integrated Circuits — 0.9%
Linear Technology Corp.#	15,788	314,970
Marvell Technology Group, Ltd.†	30,741	178,298

		493,268

Semiconductor Equipment — 1.3%
Applied Materials, Inc.	36,999	354,451
KLA-Tencor Corp.#	11,194	210,559
Lam Research Corp.†#	6,907	139,521

		704,531

Security Description	Shares/ Principal Amount	Market Value (Note 2)

Steel - Producers — 0.1%
Steel Dynamics, Inc.#	10,068	$83,162

Telecom Services — 0.2%
Virgin Media, Inc.#	19,083	90,263

Telephone - Integrated — 0.1%
Level 3 Communications, Inc.†#	81,021	76,184

Transport - Services — 1.5%
C.H. Robinson Worldwide, Inc.#	8,954	457,371
Expeditors International of Washington, Inc.	11,154	372,878

		830,249

Web Portals/ISP — 4.8%
Google, Inc., Class A†	7,757	2,272,491
Yahoo!, Inc.†#	35,522	408,858

		2,681,349

Wireless Equipment — 6.4%
QUALCOMM, Inc.	105,534	3,542,776

X-Ray Equipment — 0.4%
Hologic, Inc.†#	14,368	202,014

Total Long-Term Investment Securities
(cost $67,492,660)		54,321,068

SHORT-TERM INVESTMENT SECURITIES — 21.8%
Collective Investment Pool — 21.1%
Securities Lending Quality Trust(1)	12,225,244	11,711,784

U.S. Government Treasuries — 0.7%
United States Treasury Bills 0.02% due 12/18/08(2)	$350,000	349,997

Total Short-Term Investment Securities
(cost $12,575,241)		12,061,781

REPURCHASE AGREEMENT — 2.4%
Agreement with State Street Bank & Trust Co., bearing interest at .01%, dated 11/30/08, to be repurchased 12/01/08 in the amount of $1,351,001 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 5%, due 05/21/13 and having an approximate value of $1,378,650 (cost $1,351,000)	1,351,000	1,351,000

TOTAL INVESTMENTS
(cost $81,418,901)(3)	122.1%	67,733,849
Liabilities in excess of other assets	(22.1)	(12,239,938)

NET ASSETS —	100.0%	$55,493,911

†	Non-income producing security
#	The security or a portion thereof is out on loan (See Note 2)
(1)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 5 for cost of investments on a tax basis.
ADR	American Depository Receipt.

Open Futures Contracts
Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of November 30, 2008	Unrealized Appreciation (Depreciation)
70 Long	Nasdaq 100 E-Mini Index	December 2008	$1,900,725	$1,660,400	$(240,325)

See Notes to Financial Statements

AIG Retirement Company I Science & Technology Fund

PORTFOLIO PROFILE — November 30, 2008 (Unaudited)

Industry Allocation*

Collective Investment Pool	17.5%
Computers	15.6
Applications Software	10.8
Networking Products	7.9
Electronic Components — Semiconductors	7.7
Wireless Equipment	6.1
Web Portals/ISP	6.0
Time Deposits	5.0
Semiconductor Components — Integrated Circuits	4.9
Enterprise Software/Service	4.4
Computer Services	3.7
Computers — Memory Devices	3.4
Entertainment Software	3.3
Commercial Services — Finance	3.3
Internet Security	2.6
Semiconductor Equipment	2.2
Toys	2.2
Cable TV	1.6
Telecom Equipment — Fiber Optics	1.2
Electronic Components — Misc.	1.0
Computers — Integrated Systems	1.0
Schools	0.9
Computer Aided Design	0.6
Retail — Computer Equipment	0.6
Registered Investment Companies	0.6
Electronic Parts Distribution	0.5
Web Hosting/Design	0.4
Electronic Forms	0.4
Agricultural Chemicals	0.4
Human Resources	0.3
E-Commerce/Services	0.3
Electronic Design Automation	0.2
Internet Content — Information/News	0.2
Energy — Alternate Sources	0.2
Engineering/R&D Services	0.2
Advertising Sales	0.2
E-Commerce/Products	0.2
Consulting Services	0.2
Internet Application Software	0.1
Casino Services	0.1
Computer Graphics	0.1
Telecommunication Equipment	0.1
Computer Software	0.1

118.3%

*	Calculated as a percentage of net assets

AIG Retirement Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 95.2%
Advertising Sales — 0.2%
Focus Media Holding, Ltd. ADR†#	115,300	$861,291

Agricultural Chemicals — 0.4%
Monsanto Co.	21,735	1,721,412

Applications Software — 10.8%
Citrix Systems, Inc.†	115,100	3,068,566
Infosys Technologies, Ltd. ADR#	52,200	1,312,830
Intuit, Inc.†	62,600	1,387,216
Microsoft Corp.	1,753,200	35,449,704
Red Hat, Inc.†#	376,642	3,483,938
Salesforce.com, Inc.†#	150,896	4,318,644
Satyam Computer Services, Ltd. ADR#	3,799	48,361

		49,069,259

Cable TV — 1.6%
Comcast Corp., Class A	257,440	4,464,010
The DIRECTV Group, Inc.†#	129,015	2,839,620

		7,303,630

Casino Services — 0.1%
International Game Technology	48,068	514,808

Commercial Services - Finance — 3.3%
Automatic Data Processing, Inc.#	140,000	5,748,400
The Western Union Co.†	501,800	6,658,886
Visa, Inc., Class A#	47,500	2,496,600

		14,903,886

Computer Aided Design — 0.6%
Autodesk, Inc.†#	175,200	2,906,568

Computer Graphics — 0.1%
Monotype Imaging Holdings, Inc.†#	48,000	259,200

Computer Services — 3.7%
Accenture, Ltd., Class A	333,864	10,343,107
Cognizant Technology Solutions Corp., Class A†	222,250	4,267,200
DST Systems, Inc.†#	54,700	2,068,207

		16,678,514

Computer Software — 0.1%
Omniture, Inc.†#	24,000	238,560

Computers — 15.6%
Apple, Inc.†	239,775	22,219,949
Dell, Inc.†	724,535	8,093,056
Hewlett-Packard Co.	587,130	20,713,946
International Business Machines Corp.	119,250	9,730,800
Palm, Inc.†#	291,500	696,685
Research In Motion, Ltd.†#	219,950	9,341,277

		70,795,713

Computers - Integrated Systems — 1.0%
High Tech Computer Corp.(1)	49,200	490,011
Riverbed Technology, Inc.†#	417,220	3,917,696

		4,407,707

Computers - Memory Devices — 3.4%
Data Domain, Inc.†	20,265	329,306
EMC Corp.†#	564,908	5,971,078
NetApp, Inc.†#	551,945	7,451,257
SanDisk Corp.†#	48,700	389,600
Seagate Technology	334,200	1,406,982

		15,548,223

Consulting Services — 0.2%
Genpact, Ltd.†	98,100	777,933

Security Description	Shares	Market Value (Note 2)

E-Commerce/Products — 0.2%
Amazon.com, Inc.†#	18,780	$801,906

E-Commerce/Services — 0.3%
eBay, Inc.†	96,095	1,261,727

Electronic Components - Misc. — 1.0%
Hon Hai Precision Industry Co., Ltd.(1)	96,614	187,662
Hon Hai Precision Industry Co., Ltd. GDR†*	808,703	2,976,027
Tyco Electronics, Ltd.	96,025	1,582,492

		4,746,181

Electronic Components - Semiconductors — 7.7%
Altera Corp.#	403,683	5,938,177
Broadcom Corp., Class A†	239,641	3,668,904
Intel Corp.	536,540	7,404,252
MEMC Electronic Materials, Inc.†	33,600	504,672
Microchip Technology, Inc.#	105,400	1,949,900
National Semiconductor Corp.#	95,900	1,054,900
NVIDIA Corp.†	58,300	435,501
ON Semiconductor Corp.†#	1,849,105	5,399,386
PMC - Sierra, Inc.†#	363,533	1,457,767
Samsung Electronics Co., Ltd.(1)	3,268	1,080,943
Skyworks Solutions, Inc.†#	404,700	2,181,333
Texas Instruments, Inc.	54,340	846,074
Xilinx, Inc.#	182,317	2,982,706

		34,904,515

Electronic Design Automation — 0.2%
Cadence Design Systems, Inc.†#	240,300	927,558

Electronic Forms — 0.4%
Adobe Systems, Inc.†	76,886	1,780,680

Electronic Parts Distribution — 0.5%
Avnet, Inc.†	152,480	2,171,315

Energy - Alternate Sources — 0.2%
First Solar, Inc.†#	7,164	894,354

Engineering/R&D Services — 0.2%
ABB, Ltd.†(1)	68,430	884,311

Enterprise Software/Service — 4.4%
BMC Software, Inc.†	130,755	3,263,645
CA, Inc.	150,970	2,542,335
Oracle Corp.†	875,715	14,090,254

		19,896,234

Entertainment Software — 3.3%
Activision Blizzard, Inc.†	295,115	3,452,845
Electronic Arts, Inc.†	604,376	11,519,407

		14,972,252

Human Resources — 0.3%
Manpower, Inc.	43,300	1,363,084
Monster Worldwide, Inc.†#	23,193	266,024

		1,629,108

Internet Application Software — 0.1%
Tencent Holdings, Ltd.#(1)	109,400	602,311

Internet Content - Information/News — 0.2%
Baidu.com ADR†#	6,605	897,487

Internet Security — 2.6%
McAfee, Inc.†#	280,220	8,499,073
VeriSign, Inc.†#	165,700	3,577,463

		12,076,536

Networking Products — 7.9%
Atheros Communications, Inc.†#	81,900	1,195,740
BigBand Networks, Inc.†#	95,900	349,076

AIG Retirement Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Networking Products (continued)
Cisco Systems, Inc.†	1,526,372	$25,246,193
Juniper Networks, Inc.†	469,915	8,167,123
Starent Networks Corp.†#	95,900	954,205

		35,912,337

Oil & Gas Drilling — 0.0%
Diamond Offshore Drilling, Inc.#	570	42,066

Oil-Field Services — 0.0%
Weatherford International, Ltd.†	3,625	46,291

Retail-Computer Equipment — 0.6%
GameStop Corp., Class A†	121,628	2,657,572

Schools — 0.9%
Apollo Group, Inc., Class A†#	26,300	2,020,892
ITT Educational Services, Inc.†#	22,200	1,999,776

		4,020,668

Semiconductor Components - Integrated Circuits — 4.9%
Analog Devices, Inc.	374,217	6,399,111
Linear Technology Corp.#	75,850	1,513,208
Marvell Technology Group, Ltd.†	399,300	2,315,940
Maxim Integrated Products, Inc.	473,274	5,854,399
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	845,486	6,045,225

		22,127,883

Semiconductor Equipment — 2.2%
ASML Holding NV#	160,180	2,455,559
KLA-Tencor Corp.#	96,700	1,818,927
Lam Research Corp.†#	217,735	4,398,247
Varian Semiconductor Equipment Associates, Inc.†#	78,100	1,437,040

		10,109,773

Software Tools — 0.0%
Longtop Financial Technologies, Ltd. ADR†#	11,538	158,071

Telecom Equipment - Fiber Optics — 1.2%
Ciena Corp.†#	267,297	1,977,998
Corning, Inc.	300,900	2,711,109
Finisar Corp.†#	1,248,803	549,473
JDS Uniphase Corp.†#	170,237	463,045

		5,701,625

Telecommunication Equipment — 0.1%
Foxconn International Holdings, Ltd.†(1)	693,500	177,400
Sonus Networks, Inc.†	48,100	74,555

		251,955

Toys — 2.2%
Nintendo Co., Ltd.(1)	31,700	9,814,492

Web Hosting/Design — 0.4%
Equinix, Inc.†#	40,000	1,816,400

Web Portals/ISP — 6.0%
Google, Inc., Class A†	83,361	24,421,438
NetEase.com, Inc. ADR†#	95,420	1,755,728
Yahoo!, Inc.†#	75,490	868,890

		27,046,056

Wireless Equipment — 6.1%
American Tower Corp., Class A†	154,315	4,203,541
Crown Castle International Corp.†#	33,900	476,973
Nokia Oyj ADR	191,700	2,716,389
QUALCOMM, Inc.	602,467	20,224,817

		27,621,720

Total Long-Term Investment Securities
(cost $689,652,962)		431,760,088

Security Description	Shares/ Principal Amount	Market Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 23.1%
Collective Investment Pool — 17.5%
Securities Lending Quality Trust(2)	82,777,766	$79,301,100

Registered Investment Companies — 0.6%
T. Rowe Price Reserve Investment Fund	2,569,216	2,569,216

Time Deposits — 5.0%
Euro Time Deposit with State Street Bank & Trust Co. 0.10% due 12/01/08	$1,347,000	1,347,000
Euro Time Deposit with State Street Bank & Trust Co. 0.15% due 12/01/08	21,293,000	21,293,000

		22,640,000

Total Short-Term Investment Securities
(cost $107,986,982)		104,510,316

TOTAL INVESTMENTS
(cost $797,639,944)(3)	118.3%	536,270,404
Liabilities in excess of other assets	(18.3)	(83,073,646)

NET ASSETS —	100.0%	$453,196,758

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2008, the aggregate value of these securities was $2,976,027 representing 0.65% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at November 30, 2008. See Note 2 regarding fair value pricing procedures for foreign equity securities.
(2)	The security is purchased with the cash collateral received from securities loaned.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

GDR—Global Depository Receipt

See Notes to Financial Statements

AIG Retirement Company I Small Cap Aggressive Growth Fund

PORTFOLIO PROFILE — November 30, 2008 (Unaudited)

Industry Allocation*

Collective Investment Pool	21.7%
Consulting Services	7.7
Human Resources	6.0
Electronic Components — Semiconductors	6.0
Medical Instruments	5.0
Transactional Software	4.4
Commercial Services — Finance	4.1
Computer Services	3.6
Printing — Commercial	3.4
Oil Companies — Exploration & Production	3.3
Educational Software	3.3
Insurance — Property/Casualty	3.3
Machinery — General Industrial	3.0
E-Services/Consulting	2.8
Leisure Products	2.4
Diversified Manufacturing Operations	2.3
Telecom Services	2.3
Advertising Services	2.2
Theaters	2.0
Commercial Services	1.9
Computer Software	1.8
Networking Products	1.7
Dental Supplies & Equipment	1.7
Aerospace/Defense	1.4
E-Commerce/Services	1.3
Semiconductor Components — Integrated Circuits	1.3
Ultra Sound Imaging Systems	1.3
Batteries/Battery Systems	1.2
Instruments — Scientific	1.2
Computers — Periphery Equipment	1.1
Machinery — Electrical	1.1
Recreational Vehicles	1.1
Drug Delivery Systems	1.1
E-Commerce/Products	1.0
Enterprise Software/Service	1.0
Banks — Commercial	1.0
Medical — Biomedical/Gene	0.9
Casino Services	0.9
Diagnostic Kits	0.8
Transport — Services	0.8
Finance — Other Services	0.7
Retail — Appliances	0.7
Internet Content — Information/News	0.7
Finance — Investment Banker/Broker	0.6
Lighting Products & Systems	0.6
Medical Information Systems	0.5
Internet Application Software	0.5
Medical — HMO	0.5
Real Estate Management/Services	0.5
Food — Misc.	0.4
Footwear & Related Apparel	0.4
Electric Products — Misc.	0.4
Resorts/Theme Parks	0.4
Schools	0.3
Filtration/Separation Products	0.3
Retail — Restaurants	0.2
Distribution/Wholesale	0.2

122.3%

*	Calculated as a percentage of net assets

AIG Retirement Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 100.6%
Advertising Services — 2.2%
inVentiv Health, Inc.†#	32,660	$392,900
Marchex, Inc., Class B#	69,047	385,282

		778,182

Aerospace/Defense — 1.4%
Esterline Technologies Corp.†	13,000	479,830

Banks - Commercial — 1.0%
First Commonwealth Financial Corp.#	21,600	259,416
Signature Bank†#	3,062	91,248

		350,664

Batteries/Battery Systems — 1.2%
Greatbatch, Inc.†#	16,700	422,009

Cable TV — 0.0%
LodgeNet Entertainment Corp.†#	24,651	14,544

Casino Services — 0.9%
Shuffle Master, Inc.†#	70,619	302,249

Commercial Services — 1.9%
Live Nation, Inc.†#	57,700	282,153
TeleTech Holdings, Inc.†#	44,220	390,020

		672,173

Commercial Services - Finance — 4.1%
Bankrate, Inc.†#	13,050	358,484
Dollar Financial Corp.†#	27,300	206,934
Global Cash Access Holdings, Inc.†#	105,299	325,374
Wright Express Corp.†	48,093	547,298

		1,438,090

Computer Services — 3.6%
IHS, Inc.†	2,741	99,471
SYKES Enterprises, Inc.†	63,160	1,171,618

		1,271,089

Computer Software — 1.8%
Omniture, Inc.†#	65,400	650,076

Computers - Periphery Equipment — 1.1%
Synaptics, Inc.†#	17,913	393,549

Consulting Services — 7.7%
Forrester Research, Inc.†	17,000	389,640
FTI Consulting, Inc.†#	8,815	483,415
Gartner, Inc.†#	34,671	532,546
Information Services Group Inc†#	76,767	237,978
Navigant Consulting, Inc.†	15,230	287,999
The Advisory Board Co.†#	12,357	309,543
Watson Wyatt Worldwide, Inc., Class A#	11,859	478,155

		2,719,276

Dental Supplies & Equipment — 1.7%
Align Technology, Inc.†#	25,700	179,900
Sirona Dental Systems, Inc.†#	34,529	413,657

		593,557

Diagnostic Kits — 0.8%
Inverness Medical Innovations, Inc.†#	16,366	287,551

Distribution/Wholesale — 0.2%
Houston Wire & Cable Co.#	8,520	66,286

Diversified Manufacturing Operations — 2.3%
Actuant Corp., Class A#	36,000	645,840
Acuity Brands, Inc.#	6,623	178,556

		824,396

Security Description	Shares	Market Value (Note 2)

Drug Delivery Systems — 1.1%
Noven Pharmaceuticals, Inc.†#	32,874	$376,407

E-Commerce/Products — 1.0%
Shutterfly, Inc.†#	53,292	364,517

E-Commerce/Services — 1.3%
Orbitz Worldwide, Inc.†#	65,386	158,888
Priceline.com, Inc.†#	4,400	303,600

		462,488

E-Services/Consulting — 2.8%
GSI Commerce, Inc.†#	94,290	750,548
Sapient Corp.†	58,800	231,672

		982,220

Educational Software — 3.3%
SkillSoft PLC ADR†#	193,910	1,163,460

Electric Products - Misc. — 0.4%
GrafTech International, Ltd.†	20,500	137,145

Electronic Components - Semiconductors — 6.0%
Intersil Corp., Class A	16,900	153,114
Microsemi Corp.†#	43,399	845,846
PMC - Sierra, Inc.†#	190,300	763,103
Silicon Laboratories, Inc.†	16,600	347,936

		2,109,999

Enterprise Software/Service — 1.0%
Lawson Software, Inc.†#	92,172	361,314

Filtration/Separation Products — 0.3%
Polypore International, Inc.†#	21,156	95,413

Finance - Investment Banker/Broker — 0.6%
Evercore Partners, Inc., Class A#	22,308	223,303

Finance - Other Services — 0.7%
FCStone Group, Inc.†	6,399	21,757
GFI Group, Inc.#	56,200	212,998

		234,755

Food - Misc. — 0.4%
Senomyx, Inc.†#	51,260	153,267

Footwear & Related Apparel — 0.4%
Deckers Outdoor Corp.†#	2,500	149,100

Human Resources — 6.0%
Monster Worldwide, Inc.†#	15,400	176,638
On Assignment, Inc.†	97,297	559,458
Resources Connection, Inc.†#	79,993	1,384,679

		2,120,775

Instruments - Scientific — 1.2%
Varian, Inc.†	11,136	407,578

Insurance - Property/Casualty — 3.3%
First Mercury Financial Corp.†	21,800	265,088
Navigators Group, Inc.†	5,615	304,895
Tower Group, Inc.#	25,950	591,919

		1,161,902

Internet Application Software — 0.5%
DealerTrack Holdings, Inc.†#	15,073	178,615

Internet Content - Information/News — 0.7%
The Knot, Inc.†#	30,695	230,826

Leisure Products — 2.4%
WMS Industries, Inc.†#	34,000	838,100

AIG Retirement Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Lighting Products & Systems — 0.6%
Universal Display Corp.†#	27,597	$201,182

Machinery - Electrical — 1.1%
Regal-Beloit Corp.#	11,600	390,224

Machinery - General Industrial — 3.0%
Chart Industries, Inc.†#	15,000	143,400
Gardner Denver, Inc.†	28,844	713,889
Middleby Corp.†#	6,000	194,220

		1,051,509

Medical Information Systems — 0.5%
Phase Forward, Inc.†	13,483	187,009

Medical Instruments — 5.0%
CardioNet ,Inc.†#	17,599	349,868
ev3, Inc.†#	50,500	252,500
SenoRx, Inc.†	37,222	100,872
Spectranetics Corp.†#	75,221	212,123
Symmetry Medical, Inc.†#	39,051	349,897
Volcano Corp.†#	30,253	493,729

		1,758,989

Medical - Biomedical/Gene — 0.9%
Celera Corp.†	33,066	322,063

Medical - HMO — 0.5%
Coventry Health Care, Inc.†	13,500	168,345

Networking Products — 1.7%
Ixia†	97,533	598,853

Oil Companies - Exploration & Production — 3.3%
Brigham Exploration Co.†#	36,300	109,989
Concho Resources, Inc.†#	20,900	493,031
Goodrich Petroleum Corp.†#	7,900	284,953
Venoco, Inc.†#	19,700	65,798
Whiting Petroleum Corp.†	5,600	214,480

		1,168,251

Printing - Commercial — 3.4%
VistaPrint, Ltd.†#	74,129	1,212,009

Real Estate Management/Services — 0.5%
CB Richard Ellis Group, Inc., Class A†#	36,550	166,668

Recreational Vehicles — 1.1%
Polaris Industries, Inc.#	13,900	379,470

Resort/Theme Parks — 0.4%
Great Wolf Resorts, Inc.†#	111,291	125,759

Retail - Appliances — 0.7%
Hhgregg, Inc.†#	38,800	231,248

Retail - Restaurants — 0.2%
Texas Roadhouse, Inc., Class A†#	14,400	80,496

Schools — 0.3%
Grand Canyon Education, Inc.†	7,621	113,096

Semiconductor Components - Integrated Circuits — 1.3%
Power Integrations, Inc.#	25,248	462,038

Telecom Services — 2.3%
Cbeyond, Inc.†#	40,152	610,712
PAETEC Holding Corp.†#	133,216	193,163

		803,875

Theaters — 2.0%
Cinemark Holdings, Inc.#	31,774	239,258
National CineMedia, Inc.#	56,760	462,027

		701,285

Security Description	Shares	Market Value (Note 2)

Transactional Software — 4.4%
Innerworkings, Inc.†#	59,832	$335,658
Solera Holdings, Inc.†#	47,514	929,849
Synchronoss Technologies, Inc.†#	42,113	295,633

		1,561,140

Transport - Services — 0.8%
Hub Group, Inc., Class A†#	10,200	272,341

Ultra Sound Imaging Systems — 1.3%
SonoSite, Inc.†	24,346	440,419

Total Long-Term Investment Securities
(cost $58,914,696)		35,410,974

SHORT-TERM INVESTMENT SECURITIES — 21.7%
Collective Investment Pool — 21.7%
Securities Lending Quality Trust (cost $7,996,469)(1)	7,996,469	7,660,617

TOTAL INVESTMENTS
(cost $66,911,165)(2)	122.3%	43,071,591
Liabilities in excess of other assets	(22.3)	(7,866,070)

NET ASSETS —	100.0%	$35,205,521

†	Non-income producing security
#	The security or a portion thereof is out on loan (See Note 2)
(1)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(2)	See Note 5 for cost of investments on a tax basis.
ADR	American Depository Receipt

See Notes to Financial Statements

AIG Retirement Company I Small Cap Fund

PORTFOLIO PROFILE — November 30, 2008 (Unaudited)

Industry Allocation*

Collective Investment Pool	23.7%
Banks — Commercial	9.0
Oil Companies — Exploration & Production	2.8
Enterprise Software/Service	2.7
Transport — Truck	2.7
Medical — Biomedical/Gene	2.5
Medical Products	2.3
Real Estate Investment Trusts	2.3
Time Deposits	2.3
Medical — Drugs	2.2
Telecommunication Equipment	2.1
Insurance — Property/Casualty	1.8
Aerospace/Defense — Equipment	1.7
Oil Field Machinery & Equipment	1.7
Machinery — General Industrial	1.6
Retail — Restaurants	1.5
Commercial Services	1.5
Telephone — Integrated	1.5
Electric — Integrated	1.5
Schools	1.5
Steel Pipe & Tube	1.4
Electronic Components — Semiconductors	1.4
Diversified Manufacturing Operations	1.4
Semiconductor Equipment	1.4
Finance — Investment Banker/Broker	1.3
Medical — Outpatient/Home Medical	1.3
Savings & Loans/Thrifts	1.3
Computer Services	1.2
Cosmetics & Toiletries	1.2
Food — Canned	1.2
Distribution/Wholesale	1.2
Food — Baking	1.1
Commercial Services — Finance	1.1
Non-Hazardous Waste Disposal	1.1
Food — Retail	1.1
Airlines	1.0
Investment Management/Advisor Services	1.0
Medical — Nursing Homes	1.0
Diagnostic Kits	1.0
Internet Application Software	1.0
Oil-Field Services	0.9
Retail — Convenience Store	0.9
Chemicals — Specialty	0.9
Building — Maintance & Services	0.9
Metal Processors & Fabrication	0.9
Wire & Cable Products	0.8
Broadcast Services/Program	0.8
Insurance Brokers	0.8
Instruments — Scientific	0.8
Quarrying	0.8
Tools — Hand Held	0.7
Miscellaneous Manufacturing	0.7
Consumer Products — Misc.	0.7
Retail — Discount	0.7
Aerospace/Defense	0.7
Semiconductor Components — Integrated Circuits	0.7
Chemicals — Diversified	0.7
Auto/Truck Parts & Equipment — Original	0.7
Financial Guarantee Insurance	0.7
Lasers — System/Components	0.7
Telecom Services	0.7
Gas — Distribution	0.7
Electronic Measurement Instruments	0.7
Computer Software	0.6
Computer Aided Design	0.6
Medical Instruments	0.6
Computers — Integrated Systems	0.5
Applications Software	0.5
Heart Monitors	0.5

Apparel Manufacturers	0.5
Electronic Components — Misc.	0.5
Multimedia	0.3
Insurance — Multi-line	0.3
Human Resources	0.3
Registered Investment Companies	0.3
Textile — Apparel	0.3
Medical — HMO	0.3
Therapeutics	0.3
Retail — Pet Food & Supplies	0.2
Decision Support Software	0.2
Hotels/Motels	0.2
Water	0.2
Electronic Security Devices	0.2
Retail — Apparel/Shoe	0.2
Building — Residential/Commercial	0.2
Internet Infrastructure Software	0.2
Internet Security	0.2
Retail — Computer Equipment	0.2
Auto Repair Centers	0.2
Networking Products	0.2
Wireless Equipment	0.2
Retail — Sporting Goods	0.2
Medical Sterilization Products	0.2
Medical — Hospitals	0.2
Machinery — Electrical	0.1
E-Marketing/Info	0.1
Building & Construction Products — Misc.	0.1
Chemicals — Plastics	0.1
Internet Content — Information/News	0.1
Pharmacy Services	0.1
Electric — Distribution	0.1
Auction Houses/Art Dealers	0.1
Publishing — Books	0.1
Disposable Medical Products	0.1
Building Products — Air & Heating	0.1
Rental Auto/Equipment	0.1
Coal	0.1
Filtration/Separation Products	0.1
Retail — Drug Store	0.1
Garden Products	0.1
Audio/Video Products	0.1
Consulting Services	0.1
Respiratory Products	0.1
E-Services/Consulting	0.1
Precious Metals	0.1
Building Products — Wood	0.1
Linen Supply & Related Items	0.1
Printing — Commercial	0.1
Retail — Mail Order	0.1
MRI/Medical Diagnostic Imaging	0.1
Food — Misc.	0.1
Mining	0.1
Transport — Services	0.1
Communications Software	0.1
Power Converter/Supply Equipment	0.1
Diagnostic Equipment	0.1
Building — Mobile Home/Manufactured Housing	0.1
Building Products — Cement	0.1
Agricultural Chemicals	0.1
Telecom Equipment — Fiber Optics	0.1
Computers	0.1
Instruments — Controls	0.1
Building & Construction — Misc.	0.1
Machinery — Pumps	0.1
Seismic Data Collection	0.1
Real Estate Operations & Development	0.1
Energy — Alternate Sources	0.1
Oil Refining & Marketing	0.1
Computers — Periphery Equipment	0.1

124.3%

*	Calculated as a percentage of net assets

AIG Retirement Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 98.0%
Advanced Materials — 0.0%
Core Molding Technologies, Inc.†	35,700	$81,753

Aerospace/Defense — 0.7%
Aerovironment, Inc.†#	49,724	1,602,605
TransDigm Group, Inc.†#	2,500	88,750

		1,691,355

Aerospace/Defense - Equipment — 1.7%
AAR Corp.†#	99,418	1,684,141
Curtiss-Wright Corp.#	62,581	2,090,205
Moog, Inc., Class A†	8,600	276,748

		4,051,094

Agricultural Chemicals — 0.1%
Intrepid Potash, Inc.†#	7,700	147,840

Airlines — 1.0%
Allegiant Travel Co.†#	57,115	2,463,941

Apparel Manufacturers — 0.5%
G-III Apparel Group, Ltd.†	18,800	149,084
Volcom, Inc.†#	96,694	974,676

		1,123,760

Applications Software — 0.5%
American Reprographics Co.†	22,400	175,392
Bsquare Corp.†	104,400	258,912
PDF Solutions, Inc.†	19,700	39,794
Progress Software Corp.†	12,167	258,914
Quest Software, Inc.†	21,900	292,365
Red Hat, Inc.†	11,700	108,225
Unica Corp.†	25,500	99,195

		1,232,797

Athletic Equipment — 0.0%
Cybex International, Inc.†	37,100	46,746

Auction House/Art Dealers — 0.1%
Ritchie Bros. Auctioneers, Inc.#	14,300	266,981

Audio/Video Products — 0.1%
DTS, Inc.†#	11,800	195,526

Auto Repair Centers — 0.2%
Monro Muffler Brake, Inc.	19,150	390,852

Auto/Truck Parts & Equipment-Original — 0.7%
Fuel Systems Solutions, Inc.†	14,900	515,391
Spartan Motors, Inc.	27,675	82,471
Strattec Security Corp.	2,700	40,500
Titan International, Inc.#	91,600	873,864
TRW Automotive Holdings Corp.†	23,800	84,728

		1,596,954

Banks - Commercial — 9.0%
Bancfirst Corp.	33,902	1,488,637
Bancorp Rhode Island, Inc.	9,000	204,660
Beverly Hills Bancorp, Inc.	40,400	18,180
Camden National Corp.	6,300	177,534
Cardinal Financial Corp.	23,000	122,130
Cascade Bancorp#	13,725	93,330
Cass Information Systems, Inc.	9,790	347,545
Center Bancorp, Inc.	16,170	135,505
Citizens Republic Bancorp#	28,600	67,496
Commerce Bancshares, Inc.#	48,825	2,139,023
Community Trust Bancorp, Inc.#	73,738	2,407,546
Financial Institutions, Inc.	10,500	171,885
First Bancorp	12,600	217,224
First Financial Bankshares, Inc.#	41,550	2,170,988

Security Description	Shares	Market Value (Note 2)

Banks - Commercial (continued)
First Regional Bancorp†	10,600	$40,386
First South Bancorp, Inc.	12,300	153,750
Glacier Bancorp, Inc.#	25,671	456,430
MB Financial, Inc.#	66,336	1,730,706
Peoples Bancorp, Inc.	32	558
Pinnacle Financial Partners, Inc.†#	18,200	500,500
Preferred Bank#	1,800	10,170
Prosperity Bancshares, Inc.#	14,100	465,441
Provident Bankshares Corp.#	17,600	165,792
Sierra Bancorp	12,200	246,318
Signature Bank†	12,100	360,580
Smithtown Bancorp, Inc.	12,540	250,298
Southside Bancshares, Inc.	10,584	235,494
State Bancorp, Inc.	14,400	172,800
Sterling Bancorp	27,100	352,571
Suffolk Bancorp	10,400	344,240
Synovus Financial Corp.#	14,000	116,480
TCF Financial Corp.#	12,400	207,080
Tennessee Commerce Bancorp, Inc.†	10,400	76,128
Texas Capital Bancshares, Inc.†	119,200	1,913,160
United Security Bancshares	16,665	181,482
Valley National Bancorp#	24,855	480,447
Washington Trust Bancorp, Inc.	14,600	286,452
Washington Trust Bancorp, Inc.*(1)	5,500	102,515
West Bancorp, Inc.	18,344	225,631
Westamerica Bancorp#	9,800	520,968
Western Alliance Bancorp†#	2,800	30,856
Whitney Holding Corp.#	95,100	1,667,103

		21,056,019

Broadcast Services/Program — 0.8%
World Wrestling Entertainment, Inc.#	168,036	1,954,259

Building & Construction Products - Misc. — 0.1%
Builders FirstSource, Inc.†#	12,200	14,274
Gibraltar Industries, Inc.#	7,550	97,395
Interline Brands, Inc.†	15,500	143,220
Simpson Manufacturing Co., Inc.#	2,400	62,400

		317,289

Building & Construction - Misc. — 0.1%
Insituform Technologies, Inc., Class A†#	8,300	134,543

Building Products - Air & Heating — 0.1%
KSW, Inc.	51,660	245,385

Building Products - Cement — 0.1%
Martin Marietta Materials, Inc.#	1,700	148,988

Building Products - Wood — 0.1%
Universal Forest Products, Inc.	8,800	185,064

Building - Maintance & Services — 0.9%
ABM Industries, Inc.	121,872	2,055,981

Building - Mobile Home/Manufactured Housing — 0.1%
Skyline Corp.	6,500	149,955

Building - Residential/Commercial — 0.2%
Amrep Corp.†	8,000	229,600
Meritage Homes Corp.†#	14,500	179,800
Standard Pacific Corp.†#	20,300	39,179

		448,579

Cellular Telecom — 0.0%
Virgin Mobile USA, Inc.†#	17,000	17,000

Chemicals - Diversified — 0.7%
FMC Corp.	33,877	1,480,425
Rockwood Holdings, Inc.†	15,400	137,676

		1,618,101

AIG Retirement Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Chemicals - Plastics — 0.1%
Landec Corp.†	44,700	$310,218

Chemicals - Specialty — 0.9%
Arch Chemicals, Inc.	16,200	467,856
Quaker Chemical Corp.	13,400	171,654
Zep, Inc.	85,978	1,557,062

		2,196,572

Coal — 0.1%
Foundation Coal Holdings, Inc.	6,700	95,609
International Coal Group, Inc.†#	13,500	38,340
Westmoreland Coal Co.†#	8,500	80,580

		214,529

Commercial Services — 1.5%
HMS Holdings Corp.†	15,500	457,250
Quanta Services, Inc.†	8,517	138,486
Team, Inc.†	105,275	2,970,861

		3,566,597

Commercial Services - Finance — 1.1%
Bankrate, Inc.†#	6,400	175,808
Euronet Worldwide, Inc.†#	93,910	801,052
Global Payments, Inc.	15,500	560,635
Heartland Payment Systems, Inc.#	6,800	116,824
PRG-Schultz International, Inc.†	22,500	100,800
Wright Express Corp.†	78,555	893,956

		2,649,075

Communications Software — 0.1%
Digi International, Inc.†	17,400	160,428

Computer Aided Design — 0.6%
Parametric Technology Corp.†	122,200	1,412,632

Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.†	10,300	55,620

Computer Services — 1.2%
3PAR, Inc.†	2,200	18,150
CACI International, Inc., Class A†#	53,882	2,392,900
Dynamics Resh Corp.†	19,300	117,151
Furmanite Corp.†	46,900	252,322
Tier Technologies, Inc., Class B†	17,914	82,404

		2,862,927

Computer Software — 0.6%
Blackbaud, Inc.#	109,430	1,367,875
Omniture, Inc.†#	14,900	148,106

		1,515,981

Computers — 0.1%
Palm, Inc.†#	58,300	139,337

Computers - Integrated Systems — 0.5%
3D Systems Corp.†	11,700	84,825
Adept Technology, Inc.†	23,000	55,430
Catapult Communications Corp.†#	6,500	35,165
Integral Systems, Inc.†	12,812	307,488
Jack Henry & Associates, Inc.	40,100	738,241
Riverbed Technology, Inc.†	2,000	18,780

		1,239,929

Computers - Memory Devices — 0.0%
Xyratex, Ltd.†	16,600	45,650

Computers - Periphery Equipment — 0.1%
Synaptics, Inc.†#	4,950	108,752

Security Description	Shares	Market Value (Note 2)

Consulting Services — 0.1%
Diamond Management & Technology Consultants, Inc.	38,100	$169,164
Genpact, Ltd.†	3,000	23,790

		192,954

Consumer Products - Misc. — 0.7%
American Greetings Corp., Class A	14,300	164,736
Russ Berrie & Co., Inc.†	16,600	34,030
Tupperware Brands Corp.#	76,630	1,507,312

		1,706,078

Cosmetics & Toiletries — 1.2%
Alberto-Culver Co.	132,889	2,853,127

Data Processing/Management — 0.0%
Commvault Systems, Inc.†	3,700	37,925

Decision Support Software — 0.2%
DemandTec, Inc.†#	7,800	56,628
Interactive Intelligence, Inc.†	21,900	163,155
SPSS, Inc.†#	7,400	180,856
Wind River Systems, Inc.†	17,700	147,618

		548,257

Diagnostic Equipment — 1.0%
Immucor, Inc.†	6,200	150,474

Diagnostic Kits — 0.9%
Meridian Bioscience, Inc.#	9,500	226,385
Quidel Corp.†	147,199	2,006,322

		2,232,707

Disposable Medical Products — 0.1%
Rochester Medical Corp.†	18,200	246,610

Distribution/Wholesale — 1.2%
Navarre Corp.†	62,000	38,440
Owens & Minor, Inc.	60,118	2,496,701
Pool Corp.#	12,611	217,287

		2,752,428

Diversified Manufacturing Operations — 1.4%
A.O. Smith Corp.	17,500	572,950
Actuant Corp., Class A#	27,300	489,762
Acuity Brands, Inc.#	15,400	415,184
ESCO Technologies, Inc.†	17,000	519,860
GenTek, Inc.†	9,100	167,622
Harsco Corp.	7,000	176,050
Koppers Holdings, Inc.	14,000	299,880
Leggett & Platt, Inc.#	13,600	198,560
LSB Industries, Inc.†	20,800	186,784
Matthews International Corp., Class A	5,700	232,731

		3,259,383

Drug Delivery Systems — 0.0%
Alkermes, Inc.†#	12,200	90,036

E-Commerce/Products — 0.0%
Drugstore.com, Inc.†	38,237	38,237

E-Marketing/Info — 0.1%
comScore, Inc.†#	3,500	32,620
Digital River, Inc.†	13,500	285,255

		317,875

E-Services/Consulting — 0.1%
Keynote Systems, Inc.†	24,600	187,452

Electric - Distribution — 0.1%
EnerNOC, Inc.†#	38,638	276,648

AIG Retirement Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Electric - Integrated — 1.5%
Avista Corp.	66,420	$1,173,641
Black Hills Corp.	5,400	139,374
Central Vermont Public Service Corp.	10,300	194,567
Cleco Corp.	11,400	268,698
El Paso Electric Co.†	11,500	207,230
NV Energy, Inc.	14,300	135,564
OGE Energy Corp.	15,600	413,244
PNM Resources, Inc.#	25,200	263,340
The Empire District Electric Co.	13,900	243,806
Unisource Energy Corp.	16,700	468,769

		3,508,233

Electronic Components - Misc. — 0.5%
OSI Systems, Inc.†	78,336	1,087,304

Electronic Components - Semiconductors — 1.4%
Advanced Analogic Technologies, Inc.†	15,400	38,654
AuthenTec, Inc.†	65,600	104,960
Cavium Networks, Inc.†#	5,000	54,250
Ceva, Inc.†	28,400	209,876
Conexant Systems, Inc.†	22,760	23,215
Diodes, Inc.†#	23,350	109,045
Kopin Corp.†	4,620	9,702
Leadis Technology, Inc.†	56,800	27,832
Microtune, Inc.†	51,100	117,530
ON Semiconductor Corp.†	3,600	10,512
Pixelworks, Inc.†	17,925	17,208
Rubicon Technology, Inc.†#	6,700	30,552
Semtech Corp.†	200,298	2,267,373
Silicon Laboratories, Inc.†	13,500	282,960
Virage Logic Corp.†	2,000	6,780
Zarlink Semiconductor, Inc.†	52,100	12,478

		3,322,927

Electronic Design Automation — 0.0%
Cadence Design Systems, Inc.†	23,400	90,324

Electronic Measurement Instruments — 0.7%
Analogic Corp.	3,100	121,086
Axsys Technologies, Inc.†	14,600	1,019,226
CyberOptics Corp.†	18,900	110,187
Measurement Specialties, Inc.†	9,200	54,004
National Instruments Corp.	6,600	159,126
Orbotech, Ltd.†	13,400	56,414

		1,520,043

Electronic Security Devices — 0.2%
American Science and Engineering, Inc.#	5,700	432,459
Vicon Industries, Inc.†	21,026	89,360

		521,819

Energy - Alternate Sources — 0.1%
Plug Power, Inc.†	116,900	120,407

Enterprise Software/Service — 2.7%
American Software, Inc., Class A	37,400	152,218
Ariba, Inc.†#	292,449	2,354,214
Omnicell, Inc.†	157,328	1,784,100
Open Text Corp.†	67,070	1,784,733
PROS Holdings, Inc.†	5,200	25,064
RightNow Technologies, Inc.†#	19,000	153,140
Salary.com, Inc.†#	7,500	17,775

		6,271,244

Entertainment Software — 0.0%
Glu Mobile, Inc.†#	6,700	1,675

Security Description	Shares	Market Value (Note 2)

Filtration/Separation Products — 0.1%
CLARCOR, Inc.#	6,300	$202,293

Finance - Auto Loans — 0.0%
Consumer Portfolio Services, Inc.†	47,000	47,940

Finance - Consumer Loans — 0.0%
Encore Capital Group, Inc.†	400	3,344

Finance - Investment Banker/Broker — 1.3%
KBW, Inc.†#	108,670	2,467,896
Penson Worldwide, Inc.†#	16,800	110,880
Piper Jaffray Cos., Inc.†#	10,600	401,634

		2,980,410

Finance - Mortgage Loan/Banker — 0.0%
Federal Agricultural Mtg. Corp., Class C	9,600	42,528

Finance - Other Services — 0.0%
MarketAxess Holdings, Inc.†#	10,200	65,280

Financial Guarantee Insurance — 0.7%
Assured Guaranty, Ltd.#	141,024	1,585,110

Food - Baking — 1.1%
Flowers Foods, Inc.#	99,300	2,659,254

Food - Canned — 1.2%
Seneca Foods Corp., Class A†	5,800	102,602
Seneca Foods Corp., Class B†	2,700	44,010
Treehouse Foods, Inc.†#	112,151	2,668,072

		2,814,684

Food - Misc. — 0.1%
M&F Worldwide Corp.†	9,100	143,325
Senomyx, Inc.†#	7,100	21,229

		164,554

Food - Retail — 1.1%
Ruddick Corp.#	81,570	2,231,755
Village Super Market, Class A	5,400	264,384

		2,496,139

Garden Products — 0.1%
Toro Co.#	7,000	199,080

Gas - Distribution — 0.7%
Energen Corp.	33,907	1,044,336
Southwest Gas Corp.	18,600	481,740

		1,526,076

Hazardous Waste Disposal — 0.0%
Energy Solutions, Inc.	12,400	56,544

Heart Monitors — 0.5%
Arrhythmia Research Technology, Inc.†	13,800	33,120
Cardiac Science Corp.†	174,900	1,142,097

		1,175,217

Home Furnishings — 0.0%
American Woodmark Corp.#	3,500	57,505
Tempur-Pedic International, Inc.#	4,300	30,057

		87,562

Hotels/Motels — 0.2%
Interstate Hotels & Resorts, Inc.†	23,800	23,800
Red Lion Hotels Corp.†	198,400	515,840

		539,640

Human Resources — 0.3%
Kforce, Inc.†	17,000	115,600
MPS Group, Inc.†	33,300	220,446

AIG Retirement Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Human Resources (continued)
On Assignment, Inc.†	26,200	$150,650
Resources Connection, Inc.†#	13,600	235,416

		722,112

Independent Power Producers — 0.0%
Synthesis Energy Systems, Inc.†#	4,300	4,214

Industrial Automated/Robotic — 0.0%
Intermec, Inc.†#	7,100	94,288

Instruments - Controls — 0.1%
Woodward Governor Co.	6,500	138,060

Instruments - Scientific — 0.8%
Dionex Corp.†#	28,946	1,484,640
FEI Co.†#	17,500	355,600

		1,840,240

Insurance Brokers — 0.8%
Arthur J. Gallagher & Co.	76,400	1,894,720
eHealth, Inc.†#	4,200	46,074

		1,940,794

Insurance - Multi-line — 0.3%
Citizens, Inc.†	44,200	417,690
HCC Insurance Holdings, Inc.	15,100	351,981

		769,671

Insurance - Property/Casualty — 1.8%
FPIC Insurance Group, Inc.†#	52,361	2,426,409
Hallmark Financial Services, Inc.†	23,100	142,758
Infinity Property & Casualty Corp.	13,700	628,693
Markel Corp.†#	1,500	462,000
Meadowbrook Insurance Group, Inc.	22,200	124,542
Mercer Insurance Group, Inc.	9,700	111,550
SeaBright Insurance Holdings, Inc.†	8,500	89,760
Selective Insurance Group, Inc.	14,200	326,032

		4,311,744

Internet Application Software — 1.0%
CyberSource Corp.†	150,176	1,393,633
eResearch Technology, Inc.†#	146,945	828,770

		2,222,403

Internet Connectivity Services — 0.0%
Cogent Communications Group, Inc.†#	11,200	61,600

Internet Content - Information/News — 0.1%
ADAM, Inc.†	36,200	119,460
The Knot, Inc.†#	13,500	101,520
TheStreet.com, Inc.	23,900	81,021

		302,001

Internet Infrastructure Equipment — 0.0%
Network Engines, Inc.†	128,600	47,582

Internet Infrastructure Software — 0.2%
TeleCommunication Systems, Inc., Class A†	52,600	415,540

Internet Security — 0.2%
Actividentity Corp.†	59,000	105,020
Blue Coat Systems, Inc.†	12,000	106,680
Sourcefire, Inc.†#	15,400	89,012
Zix Corp.†	68,000	101,320

		402,032

Investment Management/Advisor Services — 1.0%
Affiliated Managers Group, Inc.†	30,471	853,188
Cohen & Steers, Inc.#	5,000	57,200

Security Description	Shares	Market Value (Note 2)

Investment Management/Advisor Services (continued)
GAMCO Investors, Inc., Class A#	42,992	$1,179,271
Pzena Investment Management, Inc., Class A#	3,600	12,744
U.S. Global Investors, Inc., Class A	20,200	101,202
Waddell & Reed Financial, Inc., Class A	8,900	119,616

		2,323,221

Lasers-System/Components — 0.7%
Cymer, Inc.†#	16,300	382,887
Newport Corp.†	10,500	61,005
Rofin-Sinar Technologies, Inc.†#	47,477	1,127,104

		1,570,996

Leisure Products — 0.0%
Brunswick Corp.#	18,700	50,677
GameTech International, Inc.†	30,200	33,824

		84,501

Linen Supply & Related Items — 0.1%
G&K Services, Inc., Class A	7,900	184,860

Machinery - Electrical — 0.1%
Baldor Electric Co.#	19,600	323,008

Machinery - General Industrial — 1.6%
Applied Industrial Technologies, Inc.#	25,400	484,124
Chart Industries, Inc.†	63,230	604,479
Hirsch International Corp., Class A†	75,700	21,196
IDEX Corp.	10,400	239,200
Kadant, Inc.†	130,919	1,961,166
Middleby Corp.†#	6,600	213,642
Tennant Co.	9,600	231,264

		3,755,071

Machinery - Material Handling — 0.0%
Cascade Corp.#	3,000	81,060

Machinery - Pumps — 0.1%
Graco, Inc.#	6,200	133,052

Medical Imaging Systems — 0.0%
Vital Images, Inc.†#	8,500	99,110

Medical Information Systems — 0.0%
AMICAS, Inc.†	72,600	108,174

Medical Instruments — 0.6%
AngioDynamics, Inc.†	6,400	76,352
Bovie Medical Corp.†	32,900	161,868
CryoLife, Inc.†	34,400	313,040
Edwards Lifesciences Corp.†	7,000	348,390
Micrus Endovascular Corp.†#	6,200	65,720
OrthoLogic Corp.†	192,300	86,535
Stereotaxis, Inc.†#	11,800	56,758
Synergetics USA, Inc.†	31,361	31,047
Vascular Solutions, Inc.†	29,900	216,476

		1,356,186

Medical Products — 2.3%
Cantel Medical Corp.†	21,600	204,120
Haemonetics Corp.†	32,823	1,877,147
Hanger Orthopedic Group, Inc.†	26,100	418,905
Henry Schein, Inc.†	700	25,011
Invacare Corp.#	142,769	2,110,126
NMT Medical, Inc.†	16,200	11,340
Osteotech, Inc.†	46,600	91,336
Span-America Medical Systems, Inc.	12,500	127,500
TomoTherapy, Inc.†#	10,700	24,717
Vnus Medical Technologies, Inc.†	23,800	357,000
Wright Medical Group, Inc.†#	13,600	230,656

		5,477,858

AIG Retirement Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Medical Sterilization Products — 0.2%
STERIS Corp.	13,200	$364,980

Medical - Biomedical/Gene — 2.5%
Acorda Therapeutics, Inc.†#	2,100	38,052
Alexion Pharmaceuticals, Inc.†	9,800	329,868
Amylin Pharmaceuticals, Inc.†#	7,500	55,575
Bio-Rad Laboratories, Inc., Class A†	26,854	1,991,493
CombiMatrix Corp.†	20,300	143,115
Cubist Pharmaceuticals, Inc.†#	12,800	314,368
deCODE genetics, Inc.†#	15,700	3,768
Dendreon Corp.†	55,900	272,792
Discovery Laboratories, Inc.†	117,900	116,721
Exelixis, Inc.†#	17,200	53,148
Harvard Bioscience, Inc.†	61,600	125,664
Immunogen, Inc.†	63,900	244,098
Incyte Corp.†#	35,200	117,568
Integra LifeSciences Holdings Corp.†#	3,500	110,215
InterMune, Inc.†#	61,607	709,097
Martek Biosciences Corp.#	3,900	109,005
Maxygen, Inc.†#	7,700	37,730
Myriad Genetics, Inc.†#	7,300	432,744
Regeneron Pharmaceuticals, Inc.†#	6,300	97,398
Seattle Genetics, Inc.†#	5,600	48,496
The Medicines Co.†#	11,900	153,391
Vertex Pharmaceuticals, Inc.†#	8,511	209,285
Vical, Inc.†	48,985	54,373

		5,767,964

Medical - Drugs — 2.2%
Acadia Pharmaceuticals, Inc.†#	4,600	5,888
Cephalon, Inc.†#	4,200	308,616
Indevus Pharmaceuticals, Inc.†	41,900	104,750
MAP Pharmaceuticals, Inc.†#	1,800	8,280
Pharmasset, Inc.†#	7,500	123,525
ViroPharma, Inc.†#	186,814	2,110,998
Vivus, Inc.†#	383,516	2,278,085
XenoPort, Inc.†	7,100	223,224

		5,163,366

Medical - HMO — 0.3%
AMERIGROUP Corp.†	13,300	326,648
Centene Corp.†	16,900	312,650

		639,298

Medical - Hospitals — 0.2%
LifePoint Hospitals, Inc.†#	17,500	351,050

Medical - Nursing Homes — 1.0%
Advocat, Inc.†	13,000	33,540
Skilled Healthcare Group, Inc. Class A†#	209,675	2,268,683

		2,302,223

Medical - Outpatient/Home Medical — 1.3%
Gentiva Health Services, Inc.†	117,427	2,962,683

Metal Processors & Fabrication — 0.9%
Haynes International, Inc.†#	7,600	138,548
RBC Bearings, Inc.†	81,464	1,850,862

		1,989,410

Mining — 0.1%
Allied Nevada Gold Corp.†	19,293	54,985
Lihir Gold, Ltd.†(2)	52,100	78,129
Vista Gold Corp.†	24,300	30,375

		163,489

Security Description	Shares	Market Value (Note 2)

Miscellaneous Manufacturing — 0.7%
AptarGroup, Inc.	51,709	$1,729,149

MRI/Medical Diagnostic Imaging — 0.1%
Nighthawk Radiology Holdings, Inc.†	4,900	14,210
RadNet, Inc.†	42,600	150,378

		164,588

Multimedia — 0.3%
FactSet Research Systems, Inc.#	13,900	556,000
Meredith Corp.#	12,300	198,522
WPT Enterprises, Inc.†	55,500	20,535

		775,057

Networking Products — 0.2%
Acme Packet, Inc.†#	2,700	10,530
Atheros Communications, Inc.†#	7,300	106,580
BigBand Networks, Inc.†#	7,000	25,480
Ixia†	14,800	90,872
Parkervision, Inc.†	25,300	93,610
Soapstone Networks, Inc.†	28,700	63,140

		390,212

Non-Hazardous Waste Disposal — 1.1%
Waste Connections, Inc.†	88,766	2,505,864

Oil Companies - Exploration & Production — 2.8%
American Oil And Gas, Inc.†	56,800	53,960
Barnwell Industries, Inc.	13,200	46,860
Bill Barrett Corp.†#	20,300	454,111
Brigham Exploration Co.†	50,600	153,318
Comstock Resources, Inc.†	47,788	2,003,751
Concho Resources, Inc.†	17,300	408,107
FieldPoint Petroleum Corp.†	86,200	179,296
Forest Oil Corp.†	11,500	200,675
GeoMet, Inc.†#	26,800	54,940
Mariner Energy, Inc.†	23,131	254,210
Parallel Petroleum Corp.†#	170,983	538,596
Penn Virginia Corp.	59,453	1,785,374
TransGlobe Energy Corp.†	52,300	104,600
Venoco, Inc.†#	119,800	400,132

		6,637,930

Oil Field Machinery & Equipment — 1.7%
Bolt Technology Corp.†	28,200	237,444
Complete Production Services, Inc.†	117,716	964,094
Lufkin Industries, Inc.#	32,800	1,617,368
NATCO Group, Inc., Class A†#	62,506	1,133,234

		3,952,140

Oil Refining & Marketing — 0.1%
Holly Corp.	6,300	114,597

Oil-Field Services — 0.9%
Boots & Coots International Control, Inc.†	75,700	102,952
Key Energy Services, Inc.†	3,300	15,675
Oceaneering International, Inc.†	46,699	1,205,768
SEACOR Holdings, Inc.†#	12,100	800,173
Trico Marine Services, Inc.†	10,745	41,046
Union Drilling, Inc.†	6,500	43,810

		2,209,424

Paper & Related Products — 0.0%
Smurfit-Stone Container Corp.†	20,100	11,457

Patient Monitoring Equipment — 0.0%
Masimo Corp.†#	1,000	27,290

AIG Retirement Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Pharmacy Services — 0.1%
Catalyst Health Solutions, Inc.†	13,300	$299,250

Physicians Practice Management — 0.0%
Healthways, Inc.†	2,800	22,652

Power Converter/Supply Equipment — 0.1%
Advanced Energy Industries, Inc.†	15,300	119,034
SL Industries, Inc.†	5,586	32,678

		151,712

Precious Metals — 0.1%
Franco-Nevada Corp.	13,700	186,738

Printing - Commercial — 0.1%
Consolidated Graphics, Inc.†	600	8,622
Multi-Color Corp.#	11,950	160,130

		168,752

Publishing - Books — 0.1%
Scholastic Corp.#	16,215	247,603

Quarrying — 0.8%
Compass Minerals International, Inc.	31,964	1,789,664

Racetracks — 0.0%
Dover Motorsports, Inc.	58,800	88,200

Radio — 0.0%
Saga Communications, Inc., Class A†	30,400	74,784

Real Estate Investment Trusts — 2.3%
Alexandria Real Estate Equities, Inc.#	24,000	1,062,720
Anworth Mortgage Asset Corp.	7,100	44,943
Cousins Properties, Inc.#	14,200	153,076
DiamondRock Hospitality Co.	27,700	103,044
EastGroup Properties, Inc.	12,000	386,760
Equity One, Inc.#	19,200	317,760
Essex Property Trust, Inc.#	1,300	112,411
Hatteras Financial Corp.#	5,200	134,004
LaSalle Hotel Properties#	78,927	696,136
Parkway Properties, Inc.#	5,600	76,552
Senior Housing Properties Trust#	63,800	888,734
Universal Health Realty Income Trust	47,280	1,483,174

		5,459,314

Real Estate Operations & Development — 0.1%
Stratus Properties, Inc.†	7,600	121,448

Recreational Vehicles — 0.0%
Polaris Industries, Inc.#	900	24,570

Rental Auto/Equipment — 0.1%
Electro Rent Corp.	6,300	69,489
H&E Equipment Services, Inc.†	25,000	168,250

		237,739

Resort/Theme Parks — 0.0%
Great Wolf Resorts, Inc.†	37,200	42,036

Respiratory Products — 0.1%
ResMed, Inc.†	5,200	188,968

Retail - Apparel/Shoe — 0.2%
American Eagle Outfitters, Inc.	5,400	51,840
AnnTaylor Stores Corp.†#	22,550	101,250
Christopher & Banks Corp.#	14,900	50,213
Hot Topic, Inc.†	23,600	193,992
J Crew Group, Inc.†#	9,200	93,288

		490,583

Retail - Arts & Crafts — 0.0%
A.C. Moore Arts & Crafts, Inc.†	4,900	4,998

Security Description	Shares	Market Value (Note 2)

Retail - Computer Equipment — 0.2%
PC Mall, Inc.†#	108,170	$398,066

Retail - Convenience Store — 0.9%
The Pantry, Inc.†#	113,938	2,203,561

Retail - Discount — 0.7%
Citi Trends, Inc.†#	137,679	1,693,452

Retail - Drug Store — 0.1%
Allion Healthcare, Inc.†	61,200	199,512

Retail - Jewelry — 0.0%
Zale Corp.†#	8,200	48,626

Retail - Leisure Products — 0.0%
MarineMax, Inc.†#	11,400	31,692

Retail - Mail Order — 0.1%
Sport Supply Group, Inc.	27,600	166,152

Retail - Pet Food & Supplies — 0.2%
PetMed Express, Inc.†	24,100	432,113
PetSmart, Inc.	7,200	126,360

		558,473

Retail - Restaurants — 1.5%
BJ’s Restaurants, Inc.†#	11,600	113,448
Brinker International, Inc.	15,500	102,920
DineEquity, Inc.#	60,230	766,728
Famous Dave’s of America, Inc.†	16,700	48,430
Luby’s, Inc.†	25,300	110,814
Panera Bread Co., Class A†#	8,100	359,964
Papa John’s International, Inc.†#	85,622	1,517,222
PF Chang’s China Bistro, Inc.†#	5,600	104,888
Red Robin Gourmet Burgers, Inc.†#	9,200	112,148
Sonic Corp.†#	24,362	205,859
The Cheesecake Factory, Inc.†	19,500	141,960

		3,584,381

Retail - Sporting Goods — 0.2%
Hibbett Sports, Inc.†#	13,500	192,240
Zumiez, Inc.†#	20,400	176,256

		368,496

Savings & Loans/Thrifts — 1.3%
Abington Bancorp, Inc.	28,640	294,992
American Bancorp of New Jersey	21,400	195,382
Clifton Savings Bancorp, Inc.	28,200	331,068
First Niagara Financial Group, Inc.#	55,000	853,050
NewAlliance Bancshares, Inc.	19,700	271,466
Pacific Premier Bancorp, Inc.†	20,800	76,336
Rainier Pacific Financial Group, Inc.	13,600	23,120
Rome Bancorp, Inc.	19,500	177,645
Sovereign Bancorp, Inc.†	17,000	41,990
Timberland Bancorp, Inc.	881	6,088
United Financial Bancorp, Inc.	20,087	264,746
United Western Bancorp, Inc.	7,612	71,096
Westfield Financial, Inc.	33,500	345,720

		2,952,699

Schools — 1.5%
Capella Education Co.†#	42,172	2,524,416
Corinthian Colleges, Inc.†#	39,800	639,984
Grand Canyon Education, Inc.†	4,800	71,232
Princeton Review, Inc.†	33,100	171,789

		3,407,421

Seismic Data Collection — 0.1%
ION Geophysical Corp.†#	20,700	62,100
T.G.C. Industries, Inc.†	33,405	61,131

		123,231

AIG Retirement Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Semiconductor Components - Integrated Circuits — 0.7%
Emulex Corp.†	14,200	$101,246
Power Integrations, Inc.#	76,935	1,407,910
Standard Microsystems Corp.†	10,400	158,496

		1,667,652

Semiconductor Equipment — 1.4%
ATMI, Inc.†	95,962	1,143,867
Brooks Automation, Inc.†	11,466	44,259
FormFactor, Inc.†	6,900	93,357
LTX-Credence Corp.†	50,000	18,500
Mattson Technology, Inc.†	20,400	36,720
MKS Instruments, Inc.†	109,455	1,566,301
Novellus Systems, Inc.†#	9,800	121,422
Semitool, Inc.†#	21,300	79,449
Trio Tech International	15,800	33,970
Veeco Instruments, Inc.†	4,900	29,057

		3,166,902

Specified Purpose Acquisitions — 0.0%
Highlands Acquisition Corp.†	11,700	102,960

Steel Pipe & Tube — 1.4%
Northwest Pipe Co.†#	47,800	1,372,816
Valmont Industries, Inc.#	36,101	1,996,385

		3,369,201

Telecom Equipment - Fiber Optics — 0.1%
Finisar Corp.†#	172,195	75,766
KVH Industries, Inc.†	14,357	64,319

		140,085

Telecom Services — 0.7%
Knology, Inc.†#	9,700	55,096
NTELOS Holdings Corp.	49,082	1,090,111
Orbcomm, Inc.†	50,700	93,795
Premiere Global Services, Inc.†	21,600	131,760
TW Telecom, Inc.†#	22,300	170,149

		1,540,911

Telecommunication Equipment — 2.1%
Adtran, Inc.	19,900	282,580
Arris Group, Inc.†#	301,650	2,168,864
Comtech Telecommunications Corp.†#	52,307	2,480,921
Sonus Networks, Inc.†#	53,700	83,235

		5,015,600

Telephone - Integrated — 1.5%
Alaska Communications Systems Group, Inc.#	204,619	1,984,804
Cincinnati Bell, Inc.†#	647,503	1,120,180
HickoryTech Corp.	35,200	204,160
SureWest Communications	17,700	216,117

		3,525,261

Textile - Apparel — 0.3%
Cherokee, Inc.	6,900	111,021
Unifi, Inc.†	114,100	530,565

		641,586

Textile - Products — 0.0%
Culp, Inc.†	46,000	106,260

Therapeutics — 0.3%
BioMarin Pharmaceuticals, Inc.†#	7,900	134,537
Hollis-Eden Pharmaceuticals, Inc.†	40,300	35,867
Inspire Phamaceuticals, Inc.†#	60,300	217,080
Introgen Therapeutics, Inc.†	55,700	16,153
Onyx Pharmaceuticals, Inc.†#	4,200	118,020

Security Description	Shares/ Principal Amount	Market Value (Note 2)

Therapeutics (continued)
Spectrum Pharmaceuticals, Inc.†	48,200	$67,480
Theravance, Inc.†#	3,800	25,384

		614,521

Tools - Hand Held — 0.7%
Snap-On, Inc.#	48,286	1,740,710

Transactional Software — 0.0%
Bottomline Technologies, Inc.†	12,900	87,720

Transport - Services — 0.1%
UTi Worldwide, Inc.	15,000	160,800

Transport - Truck — 2.7%
Heartland Express, Inc.#	1,465	22,619
Knight Transportation, Inc.#	37,875	596,910
Landstar System, Inc.	61,064	1,962,597
Marten Transport, Ltd.†	180,001	3,393,019
Patriot Transportation Holding, Inc.†	3,300	228,360

		6,203,505

Water — 0.2%
Cascal NV	102,547	453,258
Southwest Water Co.	20,300	85,869

		539,127

Wire & Cable Products — 0.8%
Belden, Inc.#	71,700	1,249,014
General Cable Corp.†#	43,494	718,086

		1,967,100

Wireless Equipment — 0.2%
Aruba Networks, Inc.†#	4,400	10,428
Globecomm Systems, Inc.†	28,200	146,358
Relm Wireless Corp.†	32,200	27,370
SBA Communications Corp., Class A†#	5,400	85,266
Tessco Technologies, Inc.†	10,700	112,564

		381,986

Total Long-Term Investment Securities
(cost $323,331,896)		229,377,040

SHORT-TERM INVESTMENT SECURITIES — 26.3%
Collective Investment Pool — 23.7%
Securities Lending Quality Trust(3)	58,000,576	55,564,552

Registered Investment Companies — 0.3%
T. Rowe Price Reserve Investment Fund	705,119	705,119

Time Deposits — 2.3%
Euro Time Deposit with State Street Bank & Trust Co. 0.15% due 12/01/08	$5,453,000	5,453,000

Total Short-Term Investment Securities
(cost $64,158,695)		61,722,671

TOTAL INVESTMENTS
(cost $387,490,591)(4)	124.3%	291,099,711
Liabilities in excess of other assets	(24.3)	(56,951,504)

NET ASSETS —	100.0%	$234,148,207

AIG Retirement Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

†	Non-income producing security
#	The security or a portion thereof is out on loan (See Note 2)
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2008, the aggregate value of these securities was $102,515 representing 0.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Fair valued security; see Note 2
(2)	Security was valued using fair value procedures at November 30, 2008. See Note 2 regarding fair value pricing procedures for foreign equity securities.
(3)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(4)	See Note 5 for cost of investments on a tax basis.

See Notes to Financial Statements

AIG Retirement Company I Small Cap Index Fund

PORTFOLIO PROFILE — November 30, 2008 (Unaudited)

Industry Allocation*

Collective Investment Pool	20.9%
Banks — Commercial	8.1
Real Estate Investment Trusts	5.0
Commercial Paper	4.9
Medical — Biomedical/Gene	3.6
Oil Companies — Exploration & Production	2.5
Electric — Integrated	2.2
Insurance — Property/Casualty	1.8
Gas — Distribution	1.7
Savings & Loans/Thrifts	1.6
Insurance — Reinsurance	1.4
Enterprise Software/Service	1.4
Medical Products	1.4
Medical — Drugs	1.3
Diversified Manufacturing Operations	1.3
Electronic Components — Semiconductors	1.3
Networking Products	1.3
Medical Instruments	1.2
Retail — Apparel/Shoe	1.2
Retail — Restaurants	1.2
Food — Misc.	1.1
Finance — Investment Banker/Broker	1.1
Distribution/Wholesale	1.0
Aerospace/Defense — Equipment	0.9
Chemicals — Specialty	0.9
Consulting Services	0.9
Therapeutics	0.9
Airlines	0.9
Computer Services	0.8
Computers — Integrated Systems	0.8
Telecom Services	0.8
Machinery — General Industrial	0.8
Commercial Services — Finance	0.8
Telecommunication Equipment	0.8
Commercial Services	0.8
U.S. Government Treasuries	0.7
Transport — Truck	0.7
Human Resources	0.7
Aerospace/Defense	0.7
Semiconductor Equipment	0.7
Metal Processors & Fabrication	0.7
Medical — HMO	0.6
Repurchase Agreements	0.6
Transport — Marine	0.6
Electronic Components — Misc.	0.6
Semiconductor Components — Integrated Circuits	0.6
Investment Companies	0.5
Medical — Outpatient/Home Medical	0.5
Footwear & Related Apparel	0.5
Consumer Products — Misc.	0.5
Oil Field Machinery & Equipment	0.5
Rental Auto/Equipment	0.5
Internet Application Software	0.5
Applications Software	0.5
Schools	0.5
Apparel Manufacturers	0.4
Chemicals — Diversified	0.4
Wireless Equipment	0.4
Medical Information Systems	0.4
Food — Retail	0.4
Food — Wholesale/Distribution	0.4
Lasers — System/Components	0.4
Instruments — Scientific	0.4
Industrial Automated/Robotic	0.4
Diagnostic Equipment	0.4
Oil-Field Services	0.4
Building — Heavy Construction	0.4
Data Processing/Management	0.4
Building & Construction Products — Misc.	0.4

Physical Therapy/Rehabilitation Centers	0.4
Paper & Related Products	0.4
Water	0.4
Power Converter/Supply Equipment	0.3
Insurance — Life/Health	0.3
Machinery — Electrical	0.3
Oil & Gas Drilling	0.3
Auto/Truck Parts & Equipment — Original	0.3
Identification Systems	0.3
Transactional Software	0.3
Transport — Services	0.3
Office Furnishings — Original	0.3
Non-Hazardous Waste Disposal	0.3
Electric — Transmission	0.3
Food — Baking	0.3
Toys	0.3
Medical — Generic Drugs	0.3
Retail — Convenience Store	0.3
Electronic Measurement Instruments	0.3
Filtration/Separation Products	0.3
Telephone — Integrated	0.3
Instruments — Controls	0.3
Computer Software	0.3
Computers — Memory Devices	0.3
E-Marketing/Info	0.3
Engineering/R&D Services	0.2
Quarrying	0.2
Diversified Operations/Commercial Services	0.2
Building — Residential/Commercial	0.2
Telecom Equipment — Fiber Optics	0.2
Cosmetics & Toiletries	0.2
Retail — Pawn Shops	0.2
Home Furnishings	0.2
Medical — Nursing Homes	0.2
Internet Infrastructure Software	0.2
Computer Aided Design	0.2
Hazardous Waste Disposal	0.2
Diagnostic Kits	0.2
E-Commerce/Products	0.2
Computers — Periphery Equipment	0.2
Containers — Paper/Plastic	0.2
Medical Sterilization Products	0.2
Tobacco	0.2
Finance — Consumer Loans	0.2
Patient Monitoring Equipment	0.2
Drug Delivery Systems	0.2
Building — Maintance & Services	0.2
E-Services/Consulting	0.2
Energy — Alternate Sources	0.2
Research & Development	0.2
Advanced Materials	0.2
E-Commerce/Services	0.2
Wire & Cable Products	0.2
Financial Guarantee Insurance	0.2
Leisure Products	0.2
Decision Support Software	0.2
Printing — Commercial	0.2
Retail — Gardening Products	0.2
Entertainment Software	0.2
Electric Products — Misc.	0.2
Casino Services	0.2
Private Corrections	0.2
Batteries/Battery Systems	0.2
Containers — Metal/Glass	0.2
Web Portals/ISP	0.2
Gold Mining	0.2
Cellular Telecom	0.2
Environmental Consulting & Engineering	0.2
Real Estate Operations & Development	0.2

AIG Retirement Company I Small Cap Index Fund

PORTFOLIO PROFILE — November 30, 2008 (Unaudited) — (continued)

Industry Allocation* (continued)

Insurance — Multi-line	0.2%
Retail — Discount	0.2
Audio/Video Products	0.2
Broadcast Services/Program	0.1
Building & Construction — Misc.	0.1
Electronic Security Devices	0.1
Coffee	0.1
Steel Pipe & Tube	0.1
Non-Ferrous Metals	0.1
Retail — Petroleum Products	0.1
Alternative Waste Technology	0.1
Internet Security	0.1
Transport — Equipment & Leasing	0.1
Chemicals — Plastics	0.1
Environmental Monitoring & Detection	0.1
Transport — Rail	0.1
Investment Management/Advisor Services	0.1
Retail — Automobile	0.1
Retail — Sporting Goods	0.1
Internet Telephone	0.1
Recreational Vehicles	0.1
Auto/Truck Parts & Equipment — Replacement	0.1
Agricultural Operations	0.1
Internet Content — Information/News	0.1
Educational Software	0.1
Linen Supply & Related Items	0.1
Intimate Apparel	0.1
Building Products — Cement	0.1
Internet Infrastructure Equipment	0.1
Satellite Telecom	0.1
Disposable Medical Products	0.1
Machinery — Material Handling	0.1
Communications Software	0.1
Hotels/Motels	0.1
Finance — Other Services	0.1
Electronic Design Automation	0.1
Resorts/Theme Parks	0.1
Miscellaneous Manufacturing	0.1
Coal	0.1
Insurance Brokers	0.1
Food — Canned	0.1
Engines — Internal Combustion	0.1
Pharmacy Services	0.1
Circuit Boards	0.1
Auction Houses/Art Dealers	0.1
Building — Mobile Home/Manufactured Housing	0.1
Oil Refining & Marketing	0.1
Poultry	0.1
Diversified Minerals	0.1
Golf	0.1
Food — Confectionery	0.1
Medical Labs & Testing Services	0.1
Web Hosting/Design	0.1
Dental Supplies & Equipment	0.1
Recreational Centers	0.1
Building Products — Doors & Windows	0.1
Theaters	0.1
Independent Power Producers	0.1
Machinery — Pumps	0.1
Building Products — Air & Heating	0.1
Protection/Safety	0.1
Publishing — Books	0.1
Retail — Perfume & Cosmetics	0.1
Advertising Services	0.1
Internet Connectivity Services	0.1
Racetracks	0.1
Machinery — Farming	0.1
Superconductor Product & Systems	0.1
Vitamins & Nutrition Products	0.1

Multilevel Direct Selling	0.1
Machinery — Construction & Mining	0.1
Finance — Leasing Companies	0.1
Forestry	0.1
Storage/Warehousing	0.1
Gambling (Non-Hotel)	0.1
Internet Incubators	0.1
Retail — Hair Salons	0.1
Retail — Pet Food & Supplies	0.1
Medical Imaging Systems	0.1
Auto Repair Centers	0.1
Seismic Data Collection	0.1
Textile — Apparel	0.1
Office Supplies & Forms	0.1
Internet Financial Services	0.1
MRI/Medical Diagnostic Imaging	0.1
Television	0.1
Precious Metals	0.1
Physicians Practice Management	0.1

121.6%

*	Calculated as a percentage of net assets

AIG Retirement Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 94.4%
Advanced Materials — 0.2%
Ceradyne, Inc.†	22,184	$582,552
Hexcel Corp.†	80,814	606,105

		1,188,657

Advertising Services — 0.1%
inVentiv Health, Inc.†	24,689	297,009
Marchex, Inc., Class B#	20,029	111,762
R.H. Donnelley Corp.†#	57,946	31,870

		440,641

Aerospace/Defense — 0.7%
Aerovironment, Inc.†#	8,634	278,274
Cubic Corp.	13,124	346,999
Esterline Technologies Corp.†	23,740	876,243
Herley Industries, Inc.†	11,374	136,488
National Presto Industries, Inc.	3,782	248,137
Teledyne Technologies, Inc.†	29,099	1,182,001
TransDigm Group, Inc.†#	26,911	955,341

		4,023,483

Aerospace/Defense - Equipment — 0.9%
AAR Corp.†#	29,961	507,539
Argon ST, Inc.†	11,024	215,960
Curtiss-Wright Corp.	36,752	1,227,517
Ducommun, Inc.	8,895	148,724
GenCorp, Inc.†#	48,015	137,323
HEICO Corp.#	17,832	572,942
Kaman Corp.	19,918	469,268
LMI Aerospace, Inc.†	7,312	80,286
Moog, Inc., Class A†	34,909	1,123,372
Orbital Sciences Corp.†	47,710	820,612
Triumph Group, Inc.	13,109	448,328

		5,751,871

Agricultural Operations — 0.1%
Alico, Inc.#	3,018	97,934
Andersons, Inc.#	14,239	180,266
Cadiz, Inc.†#	7,758	94,570
Griffin Ld and Nurseries, Inc.	2,813	88,947
Maui Land & Pineapple Co., Inc.†#	3,941	44,257
Tejon Ranch Co.†#	8,281	216,217

		722,191

Airlines — 0.9%
AirTran Holdings, Inc.†#	90,031	307,006
Alaska Air Group, Inc.†#	30,301	695,408
Allegiant Travel Co.†#	11,502	496,196
Hawaiian Holdings, Inc.†	33,472	149,955
JetBlue Airways Corp.†#	145,794	763,960
Republic Airways Holdings, Inc.†	27,115	378,796
Skywest, Inc.	46,749	710,585
UAL Corp.#	103,505	1,164,431
US Airways Group, Inc.†#	92,158	549,262

		5,215,599

Alternative Waste Technology — 0.1%
Calgon Carbon Corp.†#	31,731	405,205
Darling International, Inc.†	63,594	317,970
Rentech, Inc.†#	139,643	89,371

		812,546

Apparel Manufacturers — 0.4%
American Apparel, Inc.†#	28,528	121,244
Carter’s, Inc.†	46,084	871,448
Columbia Sportswear Co.#	10,423	328,846
G-III Apparel Group, Ltd.†#	11,137	88,316

Security Description	Shares	Market Value (Note 2)

Apparel Manufacturers (continued)
Maidenform Brands, Inc.†	18,914	$175,144
Oxford Industries, Inc.	11,983	71,898
Quiksilver, Inc.†	106,149	148,609
True Religion Apparel, Inc.†#	14,368	180,893
Under Armour, Inc., Class A†#	26,223	602,867
Volcom, Inc.†#	15,301	154,234

		2,743,499

Applications Software — 0.5%
Actuate Corp.†	50,960	134,025
American Reprographics Co.†	27,536	215,607
Callidus Software, Inc†#	25,374	51,763
Deltek, Inc.†#	10,601	50,885
Ebix Com, Inc.†#	5,115	132,606
EPIQ Systems, Inc.†#	29,777	483,578
NetSuite ,Inc.†#	5,987	51,907
OpenTV Corp. Class A†	73,147	84,851
Progress Software Corp.†	34,982	744,417
Quest Software, Inc.†	58,416	779,854
Unica Corp.†#	11,762	45,754

		2,775,247

Athletic Equipment — 0.0%
Nautilus, Inc.†#	19,192	56,424

Athletic Footwear — 0.0%
K-Swiss, Inc., Class A	19,560	246,456

Auction House/Art Dealers — 0.1%
Sotheby’s#	56,729	563,886

Audio/Video Products — 0.2%
Audiovox Corp., Class A†	14,689	85,343
DTS, Inc.†#	13,327	220,828
Tivo, Inc.†#	80,543	404,326
Universal Electronics, Inc.†	11,909	197,690

		908,187

Auto Repair Centers — 0.1%
Midas, Inc.†	11,650	96,462
Monro Muffler Brake, Inc.	12,336	251,778

		348,240

Auto - Heavy Duty Trucks — 0.0%
Force Protection, Inc.†	57,489	228,806

Auto - Truck Trailers — 0.0%
Wabash National Corp.#	25,868	127,529

Auto/Truck Parts & Equipment - Original — 0.3%
American Axle & Manufacturing Holdings, Inc.#	38,797	97,768
Amerigon, Inc.†#	18,647	69,553
ArvinMeritor, Inc.#	56,126	221,698
Dana Holding Corp.†	83,376	79,207
Fuel Systems Solutions, Inc.†	10,182	352,195
Hayes Lemmerz International, Inc.†	85,158	59,611
Lear Corp.†	53,983	127,940
Modine Manufacturing Co.	23,158	111,390
Spartan Motors, Inc.#	27,299	81,351
Superior Industries International, Inc.#	16,814	205,635
Tenneco, Inc.†	39,255	128,756
Titan International, Inc.#	28,892	275,630
Visteon Corp.†#	110,205	82,654
Wonder Auto Technology, Inc.†#	12,377	46,538

		1,939,926

Auto/Truck Parts & Equipment - Replacement — 0.1%
ATC Technology Corp.†	17,887	309,266
Commercial Vehicle Group, Inc.†	18,142	20,319

AIG Retirement Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Auto/Truck Parts & Equipment - Replacement (continued)
Dorman Prods, Inc.†	9,240	$110,141
Exide Technologies†	63,379	285,206

		724,932

Banks - Commercial — 8.1%
1st Source Corp.	12,568	279,135
AMCORE Financial, Inc.#	16,849	61,499
Ameris Bancorp#	11,427	109,242
Ames National Corp.#	5,425	134,052
Arrow Financial Corp.	7,692	222,991
Bancfirst Corp.	6,216	272,945
Banco Latinoamericano de Exportaciones SA	22,977	291,119
BancTrust Financial Group, Inc.#	14,771	184,342
Bank Mutual Corp.	37,876	388,229
Bank of the Ozarks, Inc.#	9,437	256,875
BankFinancial Corp.	16,578	181,198
Banner Corp.#	11,829	122,548
Bryn Mawr Bank Corp#	5,792	117,230
Camden National Corp.#	6,481	182,635
Capital City Bank Group, Inc.#	9,920	293,037
Capitol Bancorp, Ltd.#	12,121	66,665
Cardinal Financial Corp.	20,352	108,069
Cascade Bancorp#	18,755	127,534
Cass Information Systems, Inc.#	5,702	202,421
Cathay General Bancorp#	40,104	822,934
Centerstate Banks of Florida, Inc.#	7,778	128,726
Central Pacific Financial Corp.#	21,872	279,962
Chemical Financial Corp.#	18,873	466,729
Citizens & Northern Corp.	6,266	138,165
Citizens Republic Bancorp#	67,533	159,378
City Bank#	11,526	75,956
City Holding Co.	13,581	481,039
CoBiz Financial, Inc.#	15,877	173,694
Colonial BancGroup, Inc.#	160,816	403,648
Columbia Banking System, Inc.	15,237	153,132
Community Bank Systems, Inc.#	25,194	580,974
Community Trust Bancorp, Inc.	12,626	412,239
Corus Bankshares, Inc.#	31,756	37,790
CVB Financial Corp.#	52,992	595,100
East West Bancorp, Inc.#	51,287	759,048
Encore Bancshares, Inc†	5,421	78,062
Enterprise Financial Services Corp.#	9,313	135,504
F.N.B. Corp.#	70,060	865,942
Farmers Capital Bank Corp.	5,225	124,094
Financial Institutions, Inc.#	9,239	151,242
First BanCorp	12,095	208,518
First BanCorp Puerto Rico#	56,422	617,257
First Bancorp, Inc#	7,297	138,935
First Busey Corp.#	19,636	336,365
First Commonwealth Financial Corp.#	59,162	710,536
First Community Bancshares, Inc.#	7,640	221,789
First Financial Bancorp	29,080	363,500
First Financial Bankshares, Inc.#	17,507	914,741
First Financial Corp.#	9,525	396,811
First Merchants Corp.	13,809	278,528
First Midwest Bancorp, Inc.#	39,402	725,391
First South Bancorp, Inc.#	6,769	84,612
FirstMerit Corp.	66,484	1,462,648
Frontier Financial Corp.#	35,252	100,821
Glacier Bancorp, Inc.#	43,830	779,297
Greene County Bancshares, Inc.#	9,340	152,335
Guaranty Bancorp†#	37,381	74,014
Hancock Holding Co.#	21,007	905,612
Hanmi Financial Corp.#	31,360	73,696
Harleysville National Corp.#	26,412	370,296

Security Description	Shares	Market Value (Note 2)

Banks - Commercial (continued)
Heartland Financial USA, Inc.#	9,687	$209,142
Heritage Commerce Corp.#	8,730	108,514
Home Bancshares, Inc.#	11,163	294,926
IBERIABANK Corp.#	10,201	537,083
Independent Bank Corp.	12,549	297,286
Integra Bank Corp.#	17,407	44,214
International Bancshares Corp.	42,966	1,009,701
Lakeland Bancorp, Inc.#	16,996	165,711
Lakeland Financial Corp.#	10,303	228,624
MainSource Financial Group, Inc.#	13,766	214,612
MB Financial, Inc.	28,209	735,973
Midwest Banc Holdings, Inc.#	18,700	33,286
Nara BanCorp., Inc.	19,196	208,469
National Penn Bancshares, Inc.#	65,016	999,946
NBT Bancorp, Inc.	25,870	686,072
Old National Bancorp#	54,011	927,909
Old Second Bancorp, Inc.#	11,576	173,408
Oriental Financial Group, Inc.	20,461	128,495
Pacific Capital Bancorp#	36,990	584,442
Pacific Contl Corp.#	8,982	126,646
PacWest Bancorp#	20,574	547,268
Park National Corp.#	8,828	604,630
Peapack Gladstone Financial Corp.#	6,992	216,752
Pennsylvania Commerce Bancorp,, Inc†#	4,363	119,110
Peoples Bancorp, Inc.	7,035	122,690
Pinnacle Financial Partners, Inc.†	17,898	492,195
Premierwest Bancorp#	16,307	110,888
PrivateBancorp, Inc.#	18,124	564,744
Prosperity Bancshares, Inc.	33,015	1,089,825
Provident Bankshares Corp.#	24,504	230,828
Renasant Corp.#	17,646	341,450
Republic Bancorp, Inc., Class A#	7,784	172,416
S&T Bancorp, Inc.#	20,056	681,703
S.Y. Bancorp, Inc.#	10,126	268,238
Sandy Spring Bancorp, Inc.#	12,248	239,693
Santander Bancorp#	3,693	36,487
SCBT Financial Corp.	8,585	291,461
Seacoast Banking Corp. of Florida#	12,479	61,646
Shore Bancshares, Inc.#	7,072	177,436
Sierra Bancorp#	6,257	126,329
Signature Bank†	24,064	717,107
Simmons First National Corp., Class A	10,722	315,012
Smithtown Bancorp, Inc.#	6,626	132,255
Southside Bancshares, Inc.#	10,220	227,395
Southwest Bancorp, Inc.	12,237	174,867
State Bancorp, Inc.	12,057	144,684
StellarOne Corp.#	17,069	281,468
Sterling Bancorp	15,153	197,141
Sterling Bancshares, Inc.	61,603	412,740
Sterling Financial Corp.#	40,133	213,508
Suffolk Bancorp#	7,120	235,672
Sun Bancorp, Inc.†	12,291	96,361
Susquehanna Bancshares, Inc.#	72,425	1,106,654
SVB Financial Group†#	24,602	985,310
Texas Capital Bancshares, Inc.†	24,126	387,222
The South Financial Group, Inc.#	54,490	235,397
Tompkins Trustco, Inc.#	4,875	267,881
Townebank Portsmouth Va#	16,149	361,738
TriCo Bancshares#	11,684	278,196
TrustCo Bank Corp. NY#	63,746	675,070
Trustmark Corp.#	40,046	799,318
UCBH Holdings, Inc.#	87,015	403,750
UMB Financial Corp.	26,168	1,251,092
Umpqua Holding Corp.#	48,374	640,472
Union Bankshares Corp.#	11,356	258,235

AIG Retirement Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Banks - Commercial (continued)
United Bankshares, Inc.#	30,816	$1,024,632
United Community Banks, Inc.#	31,549	415,816
United Security Bancshares#	7,126	77,602
Univest Corp. of Pennsylvania#	9,754	305,495
W Holding Co., Inc.#	96,121	29,798
Washington Trust Bancorp, Inc.	9,607	188,489
WesBanco, Inc.	21,182	547,131
West Bancorp, Inc.	14,660	180,318
West Coast Bancorp.	13,219	64,773
Westamerica Bancorp#	23,867	1,268,770
Western Alliance Bancorp†#	16,066	177,047
Wilshire Bancorp, Inc.#	16,216	111,242
Wintrust Financial Corp.#	18,640	384,543
Yadkin Valley Financial Corp.#	9,650	145,522

		49,470,797

Banks - Fiduciary — 0.0%
Boston Private Financial Holdings, Inc.#	42,053	290,586

Batteries/Battery Systems — 0.2%
Advanced Battery Technology†#	37,004	76,228
China BAK Battery, Inc.†#	25,466	63,156
EnerSys†	23,152	197,486
Greatbatch, Inc.†#	17,821	450,337
Medis Technologies, Ltd.†#	26,333	17,643
Ultralife Batteries, Inc.†#	10,578	107,896
Valence Technology, Inc.†#	42,710	84,139

		996,885

Beverages - Non-alcoholic — 0.0%
Coca-Cola Bottling Co.#	3,435	146,194
National Beverage Corp.†	9,057	80,154

		226,348

Brewery — 0.0%
Boston Beer Co., Inc., Class A†#	7,102	227,832

Broadcast Services/Program — 0.1%
CKX, Inc.†	44,320	195,008
Crown Media Holdings, Inc., Class A†#	9,179	19,551
DG Fastchannel, Inc.†#	12,864	215,472
Fisher Communications, Inc.#	5,633	126,179
Global Traffic Network, Inc.†	9,971	69,597
Gray Television, Inc.#	35,971	21,223
RHI Entertainment, Inc.†	12,218	49,972
World Wrestling Entertainment, Inc.#	17,874	207,875

		904,877

Building & Construction Products - Misc. — 0.4%
Builders FirstSource, Inc.†#	13,389	15,665
China Architectral Engr Inc Com†#	15,702	45,536
Drew Industries, Inc.†#	14,015	197,051
Gibraltar Industries, Inc.#	22,645	292,121
Interline Brands, Inc.†	24,454	225,955
Louisiana-Pacific Corp.#	78,781	181,984
NCI Building Systems, Inc.†#	16,623	253,002
Simpson Manufacturing Co., Inc.#	31,350	815,100
Trex Co., Inc.†#	12,790	173,432

		2,199,846

Building & Construction - Misc. — 0.1%
Dycom Industries, Inc.†	29,900	177,606
Insituform Technologies, Inc., Class A†#	23,387	379,103
Layne Christensen Co.†	14,743	332,897

		889,606

Security Description	Shares	Market Value (Note 2)

Building Products - Air & Heating — 0.1%
Aaon, Inc.	11,296	$215,076
Comfort Systems USA, Inc.	30,658	255,994

		471,070

Building Products - Cement — 0.1%
Texas Industries, Inc.#	18,488	570,540
US Concrete, Inc.†	33,480	107,805

		678,345

Building Products - Doors & Windows — 0.1%
Apogee Enterprises, Inc.#	24,359	190,000
Quanex Building Products	31,250	289,375

		479,375

Building Products - Light Fixtures — 0.0%
LSI Industries, Inc.	15,819	108,677

Building Products - Wood — 0.0%
Universal Forest Products, Inc.#	13,992	294,252

Building - Heavy Construction — 0.4%
Granite Construction, Inc.#	26,670	1,143,876
Orion Marine Group, Inc.†	18,166	138,970
Perini Corp.†	42,754	818,739
Sterling Construction Co., Inc.†	9,712	159,860

		2,261,445

Building - Maintance & Services — 0.2%
ABM Industries, Inc.	36,828	621,288
Integrated Electrical Services, Inc.†#	6,518	40,672
Rollins, Inc.	33,161	574,349

		1,236,309

Building - Mobile Home/Manufactured Housing — 0.1%
Cavco Industries, Inc.†#	5,448	164,857
Champion Enterprises, Inc.†#	65,429	47,763
Fleetwood Enterprises, Inc.†#	64,236	9,635
Palm Harbor Homes, Inc.†#	8,334	61,755
Skyline Corp.#	5,746	132,560
Winnebago Industries, Inc.#	24,478	143,931

		560,501

Building - Residential/Commercial — 0.2%
Amrep Corp.†#	1,454	41,730
Beazer Homes USA, Inc.†	33,049	59,819
Brookfield Homes Corp.#	7,883	37,365
Hovnanian Enterprises, Inc., Class A†#	39,070	85,563
M/I Homes, Inc.#	11,808	124,456
Meritage Homes Corp.†#	25,849	320,528
Ryland Group, Inc.#	33,850	574,434
Standard-Pacific Corp.†#	105,435	203,490

		1,447,385

Cable TV — 0.0%
Charter Communications, Inc., Class A†#	343,582	65,281
Mediacom Communications Corp., Class A†#	33,149	83,867
Outdoor Channel Holdings, Inc.†#	13,551	82,390

		231,538

Capacitors — 0.0%
KEMET Corp.†#	70,749	29,715

Casino Hotels — 0.0%
Ameristar Casinos, Inc.	21,398	163,909
Monarch Casino & Resort, Inc.†#	9,655	86,895
Riviera Holdings Corp.†#	8,486	35,217

		286,021

AIG Retirement Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Casino Services — 0.2%
Bally Technologies, Inc.†#	44,379	$819,680
Elixir Gaming Technologies, Inc.†#	57,035	2,852
Shuffle Master, Inc.†	44,563	190,730

		1,013,262

Cellular Telecom — 0.2%
Centennial Communications Corp.†	56,731	438,531
iPCS, Inc.†(2)(3)	14,451	107,660
Syniverse Holdings, Inc.†	41,333	403,823
Virgin Mobile USA, Inc.†#	25,569	25,569

		975,583

Chemicals - Diversified — 0.4%
Aceto Corp.	20,587	181,989
Innophos Holdings, Inc.	8,797	144,975
Innospec, Inc.	19,698	113,461
Olin Corp.	61,164	1,001,866
Rockwood Holdings, Inc.†	32,343	289,146
ShengdaTech, Inc.†#	25,385	101,032
Solutia, Inc.†#	79,512	540,682
Westlake Chemical Corp.#	16,144	272,511

		2,645,662

Chemicals - Fibers — 0.0%
Zoltek Cos., Inc.†#	23,179	186,591

Chemicals - Other — 0.0%
American Vanguard Corp.	15,903	155,213

Chemicals - Plastics — 0.1%
A. Schulman, Inc.	20,947	284,251
Landec Corp.†	19,540	135,608
PolyOne Corp.†	78,570	222,353
Spartech Corp.	25,742	149,303

		791,515

Chemicals - Specialty — 0.9%
Arch Chemicals, Inc.	19,673	568,156
Balchem Corp.	13,957	363,301
Ferro Corp.	34,631	222,677
H.B. Fuller Co.	38,656	685,757
ICO, Inc.†	23,332	104,761
Minerals Technologies, Inc.	15,911	747,021
NewMarket Corp.	10,545	353,047
OM Group, Inc.†#	23,755	468,686
Penford Corp.#	9,461	106,625
Quaker Chemical Corp.	8,650	110,807
Sensient Technologies Corp.	39,251	943,594
Stepan Co.	5,339	245,487
Symyx Technologies, Inc.†#	28,329	113,883
WR Grace & Co.†	56,758	291,169
Zep, Inc.	15,953	288,909

		5,613,880

Circuit Boards — 0.1%
Multi-Fineline Electronix, Inc.†#	7,310	76,316
Park Electrochemical Corp.	17,140	304,749
TTM Technologies, Inc.†#	35,950	183,705

		564,770

Coal — 0.1%
International Coal Group, Inc.†#	98,449	279,595
James River Coal Co.†#	19,180	217,885
National Coal Corp.†	23,233	43,678
Westmoreland Coal Co.†#	8,002	75,859

		617,017

Security Description	Shares	Market Value (Note 2)

Coffee — 0.1%
Farmer Brothers Co.#	5,687	$134,498
Green Mountain Coffee Roasters, Inc.†#	13,377	486,120
Peet’s Coffee & Tea, Inc.†#	10,372	234,096

		854,714

Collectibles — 0.0%
RC2 Corp.†	14,661	155,846

Commerce — 0.0%
i2 Technologies, Inc.†#	13,193	109,502

Commercial Services — 0.8%
Arbitron, Inc.	21,950	307,958
CoStar Group, Inc.†#	15,493	505,382
DynCorp International, Inc., Class A†	20,838	309,444
ExlService Holdings, Inc.†#	11,951	84,852
First Advantage Corp., Class A†	8,659	108,844
Healthcare Services Group#	34,232	544,289
HMS Holdings Corp.†	19,636	579,262
ICT Group, Inc.†	7,371	24,767
Live Nation, Inc.†#	60,139	294,080
National Resh Corp.#	1,440	38,563
PHH Corp.†	45,603	347,495
Pre-Paid Legal Services, Inc.†#	6,730	269,200
Standard Parking Corp.†	7,323	146,460
Steiner Leisure, Ltd.†	12,352	298,795
Team, Inc.†	15,548	438,764
TeleTech Holdings, Inc.†	32,909	290,257
The Providence Service Corp.†#	10,267	16,838

		4,605,250

Commercial Services - Finance — 0.8%
Advance America Cash Advance Centers, Inc.	35,247	60,272
Bankrate, Inc.†#	10,722	294,533
Cardtronics, Inc.†#	10,129	13,573
CBIZ, Inc.†#	37,692	302,667
Coinstar, Inc.†	22,178	411,624
Deluxe Corp.	40,333	424,303
Dollar Financial Corp.†#	20,412	154,723
Euronet Worldwide, Inc.†#	36,334	309,929
Global Cash Access Holdings, Inc.†	33,790	104,411
Heartland Payment Systems, Inc.#	20,558	353,187
Interactive Data Corp.	30,817	713,722
Jackson Hewitt Tax Service, Inc.	21,486	276,525
Net 1 UEPS Technologies, Inc.†	35,527	362,375
PRG-Schultz International, Inc.†	12,627	56,569
Riskmetrics Group, Inc.†	18,096	270,354
TNS, Inc.†	20,606	176,181
Wright Express Corp.†	31,033	353,156

		4,638,104

Communications Software — 0.1%
Digi International, Inc.†	21,711	200,175
DivX, Inc.†	22,695	109,390
Seachange International, Inc.†	26,002	205,936
Smith Micro Software, Inc.†#	25,620	130,918

		646,419

Computer Aided Design — 0.2%
MSC.Software Corp.†	37,851	283,882
Parametric Technology Corp.†	94,660	1,094,270

		1,378,152

Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.†	12,688	68,515
Trident Microsystems, Inc.†	51,383	86,324

		154,839

AIG Retirement Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Computer Services — 0.8%
3PAR, Inc.†	22,935	$189,214
CACI International, Inc., Class A†	24,634	1,093,996
CIBER, Inc.†	45,164	193,754
COMSYS IT Partners, Inc.†	12,257	39,100
Furmanite Corp.†	30,679	165,053
iGate Corp.†	18,428	112,411
Insight Enterprises, Inc.†	36,047	146,711
Manhattan Associates, Inc.†	18,867	289,608
Ness Technologies, Inc.†	29,143	137,263
Perot Systems Corp., Class A†	70,612	881,238
SI International, Inc.†	11,178	341,376
SRA International, Inc.†	34,128	512,603
SYKES Enterprises, Inc.†	25,652	475,845
Syntel, Inc.#	10,862	260,905
Virtusa Corp.†#	7,422	36,813

		4,875,890

Computer Software — 0.3%
Accelrys, Inc.†	22,569	88,019
Avid Technology, Inc.†#	23,335	292,154
Blackbaud, Inc.	35,461	443,262
Double-Take Software, Inc.†	14,549	114,792
Guidance Software, Inc.†#	7,849	26,608
Omniture, Inc.†#	49,721	494,227
Phoenix Technologies, Ltd.†	23,175	77,405

		1,536,467

Computers — 0.0%
Palm, Inc.†#	80,918	193,394
Rackable Systems, Inc.†	24,963	99,602

		292,996

Computers - Integrated Systems — 0.8%
3D Systems Corp.†#	15,018	108,881
Agilysys, Inc.#	19,122	72,472
Cray, Inc.†	27,756	52,181
Echelon Corp.†#	24,977	159,603
Integral Systems, Inc.†	12,907	309,768
Jack Henry & Associates, Inc.	61,142	1,125,624
Maxwell Technologies, Inc.†	15,365	74,981
Mercury Computer Systems, Inc.†	19,161	52,501
MICROS Systems, Inc.†	67,020	1,115,883
MTS Systems Corp.	14,773	384,246
Nci, Inc.†	5,477	157,628
NetScout Systems, Inc.†	24,812	197,256
Radiant Systems, Inc.†	23,290	114,121
Radisys Corp.†#	18,895	113,370
Riverbed Technology, Inc.†	44,783	420,512
Stratasys, Inc.†#	15,038	167,824
Super Micro Computer, Inc.†	18,628	97,052

		4,723,903

Computers - Memory Devices — 0.3%
Data Domain, Inc.†#	27,827	452,189
Hutchinson Technology, Inc.†#	19,861	55,611
Imation Corp.#	25,155	334,058
Isilon Systems, Inc.†#	20,736	67,599
Netezza Corp†	29,901	215,885
Quantum Corp.†	173,105	20,773
Silicon Storage Technology, Inc.†	70,424	213,385
Smart Modular Technologies WWH, Inc.†	37,320	33,588
STEC, Inc.†#	25,857	140,921

		1,534,009

Security Description	Shares	Market Value (Note 2)

Computers - Periphery Equipment — 0.2%
Compellent Technologies Inc†#	11,892	$127,720
Electronics for Imaging, Inc.†	41,854	408,914
Immersion Corp.†#	25,727	99,563
Rimage Corp.†	8,120	114,654
Synaptics, Inc.†#	27,610	606,592

		1,357,443

Consulting Services — 0.9%
China Direct, Inc.†#	5,745	9,020
CRA International, Inc.†	9,276	269,190
Forrester Research, Inc.†	11,854	271,694
Gartner, Inc.†#	48,098	738,785
Hackett Group, Inc.†	34,681	103,349
Hill International, Inc.†	19,726	108,493
Huron Consulting Group, Inc.†#	16,837	877,208
ICF International, Inc.†	5,597	109,701
LECG Corp.†	21,532	113,258
MAXIMUS, Inc.	15,708	493,231
Navigant Consulting, Inc.†	38,682	731,477
The Advisory Board Co.†	13,341	334,192
Watson Wyatt Worldwide, Inc., Class A	35,167	1,417,933

		5,577,531

Consumer Products - Misc. — 0.5%
American Greetings Corp., Class A	38,286	441,055
Blyth, Inc.	20,573	170,550
Central Garden and Pet Co. Class A†	54,223	226,652
CSS Industries, Inc.	6,594	150,343
Helen of Troy, Ltd.†	23,526	368,417
Prestige Brands Holdings, Inc.†	28,431	222,330
Russ Berrie & Co., Inc.†	14,121	28,948
Spectrum Brands, Inc.†#	33,737	6,410
Tupperware Brands Corp.	50,892	1,001,046
WD-40 Co.	12,743	364,450

		2,980,201

Containers - Metal/Glass — 0.2%
Bway Holding Co.†	6,300	30,303
Silgan Holdings, Inc.	21,238	960,807

		991,110

Containers - Paper/Plastic — 0.2%
AEP Industries, Inc.†	4,563	94,591
Graphic Packaging Holding Co.†#	121,726	200,848
Rock-Tenn Co., Class A	30,976	1,046,059

		1,341,498

Cosmetics & Toiletries — 0.2%
Chattem, Inc.†#	14,070	1,021,060
Columbia Laboratories, Inc.†#	39,433	65,853
Elizabeth Arden, Inc.†	18,819	265,348
Inter Parfums, Inc.	11,839	87,135

		1,439,396

Data Processing/Management — 0.4%
Acxiom Corp.	47,562	357,191
Commvault Systems, Inc.†	36,013	369,133
CSG Systems International, Inc.†	27,487	462,881
Fair Isaac Corp.#	38,800	548,632
FalconStor Software, Inc.†	32,150	93,235
Infogroup, Inc.	27,845	109,431
Pegasystems, Inc.	12,147	143,942
Schawk, Inc.	12,683	173,376

		2,257,821

AIG Retirement Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Decision Support Software — 0.2%
DemandTec, Inc.†	16,534	$120,037
Interactive Intelligence, Inc.†#	11,699	87,158
QAD, Inc.	10,479	42,649
SPSS, Inc.†#	15,034	367,431
Wind River Systems, Inc.†	56,735	473,170

		1,090,445

Dental Supplies & Equipment — 0.1%
Align Technology, Inc.†#	47,161	330,127
Sirona Dental Systems, Inc.†#	14,217	170,320

		500,447

Diagnostic Equipment — 0.4%
Affymetrix, Inc.†#	51,030	139,822
Cepheid, Inc.†#	44,928	610,122
Hansen Medical, Inc.†#	14,363	131,996
Immucor, Inc.†	57,716	1,400,768

		2,282,708

Diagnostic Kits — 0.2%
Inverness Medical Innovations, Inc.	1,421	160,502
Meridian Bioscience, Inc.	32,410	772,330
OraSure Technologies, Inc.†#	39,462	135,749
Quidel Corp.†	21,838	297,652

		1,366,233

Direct Marketing — 0.0%
Harte-Hanks, Inc.#	30,915	184,563

Disposable Medical Products — 0.1%
ICU Medical, Inc.†	8,385	253,646
Medical Action Industries, Inc.†	11,889	102,365
Merit Medical Systems, Inc.†	21,512	312,139

		668,150

Distribution/Wholesale — 1.0%
Beacon Roofing Supply, Inc.†	37,301	440,898
BMP Sunstone Corp†#	19,494	116,964
Brightpoint, Inc.†	41,994	173,015
Chindex International, Inc.†	9,302	55,812
Core-Mark Holding Co., Inc.†#	6,458	129,935
FGX International Holdings†	11,570	118,708
Fossil, Inc.†	36,404	553,341
Houston Wire & Cable Co.#	14,987	116,599
MWI Veterinary Supply, Inc.†	7,679	191,591
Owens & Minor, Inc.	33,889	1,407,410
Pool Corp.#	38,517	663,648
Scansource, Inc.†	20,574	349,964
School Specialty, Inc.†#	15,829	253,581
Titan Machinery ,Inc.†#	6,163	72,045
United Stationers, Inc.†	18,795	597,869
Watsco, Inc.#	18,829	740,733

		5,982,113

Diversified Financial Services — 0.0%
Doral Financial Corp.†	4,533	33,091

Diversified Manufacturing Operations — 1.3%
A.O. Smith Corp.	15,772	516,375
Actuant Corp., Class A	45,118	809,417
Acuity Brands, Inc.#	33,336	898,739
Ameron International Corp.	7,722	416,061
AZZ, Inc.†#	10,217	245,821
Barnes Group, Inc.#	37,976	508,499
Blount International, Inc.†	32,131	290,786
Colfax Corp.†#	18,163	173,638
EnPro Industries, Inc.†	15,886	296,592

Security Description	Shares	Market Value (Note 2)

Diversified Manufacturing Operations (continued)
ESCO Technologies, Inc.†	20,926	$639,917
Federal Signal Corp.	36,171	253,921
GenTek, Inc.†#	7,553	139,126
Griffon Corp.†	38,419	307,352
Koppers Holdings, Inc.	15,910	340,792
LSB Industries, Inc.†#	14,633	131,404
Lydall, Inc.†	13,972	73,772
Matthews International Corp., Class A	25,505	1,041,369
Park-Ohio Holdings Corp.†	6,881	31,446
Raven Industries, Inc.	13,474	344,261
Standex International Corp.	10,523	221,825
Tredegar Corp.	20,281	318,817

		7,999,930

Diversified Minerals — 0.1%
AMCOL International Corp.#	21,725	437,541
General Moly Inc†#	52,837	60,763
United States Lime & Minerals, Inc.†	1,502	40,299

		538,603

Diversified Operations — 0.0%
Resource America, Inc., Class A#	8,268	34,726

Diversified Operations/Commercial Services — 0.2%
Chemed Corp.#	19,243	784,345
Compass Diversified Trust	17,642	176,596
Viad Corp.	15,871	423,914
Volt Information Sciences, Inc.†#	10,647	64,734

		1,449,589

Drug Delivery Systems — 0.2%
Alkermes, Inc.†	77,325	570,659
Depomed, Inc.†	40,456	62,707
I-Flow Corp.†	18,198	72,428
Nektar Therapeutics†#	71,099	337,720
Noven Pharmaceuticals, Inc.†#	18,089	207,119

		1,250,633

E-Commerce/Products — 0.2%
1-800-FLOWERS.COM, Inc., Class A†	21,998	82,053
Bidz , Inc.†#	4,878	18,585
Blue Nile, Inc.†#	10,100	240,986
Drugstore.com, Inc.†	70,379	70,379
Mercadolibre, Inc.†#	21,459	264,375
NutriSystem, Inc.#	23,253	325,775
Overstock.com, Inc.†#	12,984	136,202
Shutterfly, Inc.†#	16,572	113,352
Stamps.com, Inc.†	12,256	108,588

		1,360,295

E-Commerce/Services — 0.2%
Global Sources, Ltd.†	14,280	92,249
Internet Brands, Inc. Class A Common†#	18,675	117,092
Move, Inc.†	108,088	128,625
NetFlix, Inc.†#	32,440	745,471
Orbitz Worldwide, Inc.†#	30,828	74,912

		1,158,349

E-Marketing/Info — 0.3%
ComScore, Inc.†#	15,141	141,114
Constant Contact, Inc.†#	17,118	238,796
Digital River, Inc.†	30,093	635,865
Liquidity Services, Inc.†#	12,319	90,668
ValueClick, Inc.†	68,387	421,948

		1,528,391

AIG Retirement Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
E-Services/Consulting — 0.2%
GSI Commerce, Inc.†#	19,779	$157,441
Keynote Systems, Inc.†	11,636	88,666
Perficient, Inc.†	26,931	82,140
Sapient Corp.†	67,331	265,284
Websense, Inc.†	38,018	614,751

		1,208,282

Educational Software — 0.1%
Blackboard, Inc.†#	25,090	617,967
Renaissance Learning, Inc.#	8,088	76,836

		694,803

Electric Products - Misc. — 0.2%
GrafTech International, Ltd.†	96,025	642,407
Graham Corp.	8,358	76,058
Harbin Electric, Inc.†#	6,282	50,130
Littelfuse, Inc.†	16,900	254,176

		1,022,771

Electric - Distribution — 0.0%
EnerNOC, Inc.†#	8,145	58,318

Electric - Integrated — 2.2%
Allete, Inc.	22,056	754,756
Avista Corp.	43,182	763,026
Black Hills Corp.	31,168	804,446
Central Vermont Public Service Corp.	7,254	137,028
CH Energy Group, Inc.#	12,561	549,418
Cleco Corp.	49,343	1,163,014
El Paso Electric Co.†	36,081	650,180
IDACORP, Inc.	36,943	1,123,067
MGE Energy, Inc.	17,736	627,854
Northwestern Corp.	32,829	678,247
Otter Tail Corp.#	30,267	568,717
Pike Electric Corp.†	14,244	173,065
PNM Resources, Inc.	75,339	787,293
Portland General Electric Co.	51,192	937,325
The Empire District Electric Co.	26,827	470,546
U S Geothermal, Inc.†#	52,237	29,253
UIL Holdings Corp.	20,260	603,545
Unisource Energy Corp.	27,812	780,683
Westar Energy, Inc.	86,685	1,753,638

		13,355,101

Electric - Transmission — 0.3%
ITC Holdings Corp.	40,865	1,716,330

Electronic Components - Misc. — 0.6%
Bel Fuse, Inc., Class B	9,984	194,588
Benchmark Electronics, Inc.†	56,824	720,528
CTS Corp.	28,334	156,687
Daktronics, Inc.#	27,619	251,609
LaBarge, Inc.†	10,273	128,413
Methode Electronics, Inc.	32,004	270,754
Microvision, Inc. Wash†#	57,298	71,050
NVE Corp.†	3,908	90,236
OSI Systems, Inc.†	13,251	183,924
Plexus Corp.†	31,626	527,522
Rogers Corp.†	13,976	394,123
Sanmina-SCI Corp.†	405,224	259,343
Stoneridge, Inc.†	12,322	56,804
Technitrol, Inc.	34,474	120,659

		3,426,240

Electronic Components - Semiconductors — 1.3%
Actel Corp.†	21,297	197,210

Security Description	Shares	Market Value (Note 2)

Electronic Components - Semiconductors (continued)
Advanced Analogic Technologies, Inc.†	38,445	$96,497
Amkor Technology, Inc.†	83,576	183,867
Applied Micro Circuits Corp.†	54,577	201,935
AuthenTec, Inc.†#	21,100	33,760
Bookham, Inc.†	84,859	38,611
Cavium Networks, Inc.†#	23,047	250,060
Ceva, Inc.†	16,959	125,327
Diodes, Inc.†#	24,373	113,822
DSP Group, Inc.†	20,468	117,077
Emcore Corp†#	53,956	105,754
Entropic Communications, Inc.†	7,761	7,761
IXYS Corp.	20,401	148,519
Kopin Corp.†	58,104	122,018
Lattice Semiconductor Corp.†	97,005	147,448
Macrovision Solutions Corp.†#	66,430	781,217
Microsemi Corp.†	64,739	1,261,763
Microtune, Inc.†	45,733	105,186
MIPS Technologies, Inc.†	37,308	50,366
Monolithic Power Systems, Inc.†	20,015	191,543
Netlogic Microsystems, Inc.†#	14,400	268,416
OmniVision Technologies, Inc.†	39,292	235,752
PLX Technology, Inc.†	23,709	49,552
PMC-Sierra, Inc.†	184,218	738,714
Rubicon Technology, Inc.†#	11,159	50,885
Semtech Corp.†	52,001	588,651
Silicon Image, Inc.†	54,539	206,157
SiRF Technology Holdings, Inc.†#	51,088	74,078
Skyworks Solutions, Inc.†	132,679	715,140
Spansion, Inc. Class A†	107,435	26,859
Supertex, Inc.†#	9,347	194,885
Volterra Semiconductor Corp.†	21,351	159,705
Zoran Corp.†	43,630	328,098

		7,916,633

Electronic Design Automation — 0.1%
Cogo Group, Inc.†#	21,695	73,763
Magma Design Automation, Inc.†	37,072	65,988
Mentor Graphics Corp.†	72,160	489,245

		628,996

Electronic Measurement Instruments — 0.3%
Analogic Corp.	10,505	410,325
Axsys Technologies, Inc.†	6,842	477,640
Badger Meter, Inc.#	12,283	385,318
FARO Technologies, Inc.†	12,111	174,277
Measurement Specialties, Inc.†	12,153	71,338
Zygo Corp.†	12,870	85,071

		1,603,969

Electronic Security Devices — 0.1%
American Science and Engineering, Inc.#	7,146	542,167
ICx Technologies, Inc.†#	11,540	90,243
Taser International, Inc.†#	52,716	229,314

		861,724

Energy - Alternate Sources — 0.2%
Akeena Solar, Inc.†#	17,600	36,960
Ascent Solar Technologies, Inc.†#	6,283	23,436
Aventine Renewable Energy Holdings, Inc.†#	24,677	19,742
Clean Energy Fuels Corp.†#	18,358	89,036
Comverge, Inc.†#	18,379	74,619
Ener1, Inc.†#	30,258	243,274
Evergreen Energy, Inc.†#	71,281	27,087
FuelCell Energy, Inc.†#	49,859	217,385
Greenhunter Energy, Inc.	358	0

AIG Retirement Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Energy - Alternate Sources (continued)
Greenhunter Energy, Inc.†#	3,617	$22,064
GT Solar International, Inc.†	32,560	114,611
Headwaters, Inc.†#	32,262	183,248
Pacific Ethanol, Inc.†#	37,245	24,954
Plug Power, Inc.†#	67,485	69,510
Quantum Fuel Systems Technologies Worldwide, Inc.†	69,507	54,215

		1,200,141

Engineering/R&D Services — 0.2%
EMCOR Group, Inc.†	55,406	873,753
ENGlobal Corp.†	22,798	67,026
Michael Baker Corp.†	6,159	202,631
Stanley, Inc.†#	7,439	237,304
VSE Corp.	3,375	112,590

		1,493,304

Engines - Internal Combustion — 0.1%
Briggs & Stratton Corp.#	41,745	587,770

Enterprise Software/Service — 1.4%
Advent Software, Inc.†#	14,048	313,270
American Software, Inc., Class A	18,976	77,232
Ariba, Inc.†	68,794	553,792
Concur Technologies, Inc.†#	35,046	962,013
Epicor Software Corp.†#	49,966	204,861
Informatica Corp.†	72,332	1,003,968
JDA Software Group, Inc.†	21,676	285,690
Lawson Software, Inc.†	100,070	392,274
ManTech International Corp., Class A†	17,289	940,867
MedAssets, Inc.†	15,385	195,390
MicroStrategy, Inc., Class A†	6,899	246,156
Omnicell, Inc.†	23,113	262,101
Opnet Technologies, Inc.†	11,100	122,544
PROS Holdings, Inc.†	10,836	52,230
RightNow Technologies, Inc.†	23,417	188,741
Sybase, Inc.†#	65,584	1,615,990
SYNNEX Corp.†#	14,656	153,302
Taleo Corp., Class A†	19,605	126,648
The Ultimate Software Group, Inc.†#	18,843	288,486
Tyler Technologies, Inc.†#	29,568	373,444

		8,358,999

Entertainment Software — 0.2%
Midway Games, Inc.†#	9,680	3,678
Take-Two Interactive Software, Inc.	62,219	755,961
THQ, Inc.†#	56,148	266,142

		1,025,781

Environmental Consulting & Engineering — 0.2%
Tetra Tech, Inc.†	47,969	961,299

Environmental Monitoring & Detection — 0.1%
Met-Pro Corp.	12,668	149,102
Mine Safety Appliances Co.	24,941	609,808

		758,910

Filtration/Separation Products — 0.3%
CLARCOR, Inc.	42,532	1,365,703
Flanders Corp.†#	13,544	74,898
PMFG, Inc.†#	10,924	88,484
Polypore International, Inc.†#	13,420	60,524

		1,589,609

Finance - Auto Loans — 0.0%
Credit Acceptance Corp.†#	5,008	65,605

Security Description	Shares	Market Value (Note 2)

Finance - Commercial — 0.0%
Newstar Financial, Inc.†	20,148	$95,904

Finance - Consumer Loans — 0.2%
Encore Capital Group, Inc.†	11,525	96,349
Nelnet, Inc., Class A	14,732	193,873
Ocwen Financial Corp.†#	29,999	244,492
Portfolio Recovery Associates, Inc.†#	11,843	399,820
The First Marblehead Corp.#	58,217	80,922
World Acceptance Corp.†#	13,773	269,537

		1,284,993

Finance - Credit Card — 0.0%
Advanta Corp., Class B#	32,254	95,149
CompuCredit Corp.†#	13,565	45,443

		140,592

Finance - Investment Banker/Broker — 1.1%
Broadpoint Secs Group, Inc.†#	20,355	52,923
Diamond Hill Invt Group, Inc.#	1,733	97,221
Duff + Phelps Corp New Class A†	8,929	102,684
Evercore Partners, Inc., Class A#	8,300	83,083
FBR Capital Markets Corp.†	23,467	117,335
Friedman Billings Ramsey Group, Inc., Class A†#	124,552	24,910
Greenhill & Co., Inc.#	14,084	959,121
Interactive Brokers Group, Inc., Class A†	32,680	596,083
International Assets Hldg Corp.†	3,556	29,906
KBW, Inc.†#	20,828	473,004
Knight Capital Group, Inc., Class A†	77,072	1,275,542
LaBranche & Co., Inc.†	43,082	211,102
Ladenburg Thalmann Financial Services, Inc.†#	85,923	90,219
optionsXpress Holdings, Inc.	33,670	474,410
Penson Worldwide, Inc.†#	14,160	93,456
Piper Jaffray Cos., Inc.†	14,911	564,978
Sanders Morris Harris Group, Inc.#	16,391	86,217
Stifel Financial Corp.†	19,035	818,695
SWS Group, Inc.	18,421	269,315
Thomas Weisel Partners Group, Inc.†#	16,345	69,793
TradeStation Group, Inc.†	27,068	190,017

		6,680,014

Finance - Leasing Companies — 0.1%
Financial Federal Corp.	21,452	412,307

Finance - Mortgage Loan/Banker — 0.0%
Federal Agricultural Mtg. Corp., Class C#	7,986	35,378

Finance - Other Services — 0.1%
Asset Acceptance Capital Corp.†#	12,565	81,421
BGC Parnters, Inc., Class A	28,289	107,498
FCStone Group, Inc.†#	19,119	65,005
GFI Group, Inc.	55,672	210,997
MarketAxess Holdings, Inc.†	26,102	167,053

		631,974

Financial Guarantee Insurance — 0.2%
Ambac Financial Group, Inc.#	228,917	320,484
Assured Guaranty, Ltd.#	43,478	488,693
PMI Group, Inc.#	68,411	114,246
Primus Guaranty, Ltd.†#	19,619	17,461
Radian Group, Inc.#	67,750	183,602

		1,124,486

Firearms & Ammunition — 0.0%
Smith & Wesson Holding Corp.†#	31,632	65,162

Fisheries — 0.0%
HQ Sustainable Martitime Industries, Inc.†#	5,617	29,939

AIG Retirement Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Food - Baking — 0.3%
Flowers Foods, Inc.#	64,040	$1,714,991

Food - Canned — 0.1%
Treehouse Foods, Inc.†#	25,296	601,792

Food - Confectionery — 0.1%
Tootsie Roll Industries, Inc.#	20,038	519,986

Food - Dairy Products — 0.0%
American Dairy, Inc.†#	5,982	101,814
Lifeway Foods, Inc.†#	4,066	27,567

		129,381

Food - Misc. — 1.1%
B + G Foods, Inc.	16,930	91,083
Cal-Maine Foods, Inc.#	10,925	275,419
Calavo Growers, Inc.#	8,735	77,043
Chiquita Brands International, Inc.†#	34,198	381,308
Diamond Foods, Inc.	12,508	377,992
Hain Celestial Group, Inc.†#	32,825	516,665
J & J Snack Foods Corp.	10,946	325,534
Lancaster Colony Corp.	16,980	511,947
Lance, Inc.	21,356	417,083
M&F Worldwide Corp.†	9,780	154,035
Ralcorp Holdings, Inc.†	46,345	2,899,343
Seaboard Corp.	284	255,884
Smart Balance, Inc.†#	48,531	283,906
Zhongpin, Inc.†#	15,537	135,017

		6,702,259

Food - Retail — 0.4%
Arden Group, Inc., Class A	966	132,120
Great Atlantic & Pacific Tea Co., Inc.†#	29,708	154,482
Ingles Markets, Inc., Class A	8,914	120,250
Ruddick Corp.	34,433	942,087
Village Super Market, Class A	2,690	131,702
Weis Markets, Inc.	9,290	293,750
Winn-Dixie Stores, Inc.†	43,130	644,793

		2,419,184

Food - Wholesale/Distribution — 0.4%
Fresh Del Monte Produce, Inc.†	33,448	844,227
Nash Finch Co.#	9,973	447,389
Spartan Stores, Inc.	17,211	408,245
United Natural Foods, Inc.†#	34,595	623,056

		2,322,917

Footwear & Related Apparel — 0.5%
CROCS, Inc.†#	70,100	89,027
Deckers Outdoor Corp.†#	10,610	632,780
Iconix Brand Group, Inc.†#	44,802	379,473
Skechers USA, Inc., Class A†	25,241	303,902
Steven Madden, Ltd.†	14,869	254,409
Timberland Co., Class A†	37,702	382,675
Weyco Group, Inc.#	6,105	204,884
Wolverine World Wide, Inc.	40,638	783,094

		3,030,244

Forestry — 0.1%
Deltic Timber Corp.	8,172	391,602

Funeral Services & Related Items — 0.0%
Stewart Enterprises, Inc., Class A#	64,369	205,337

Gambling (Non-Hotel) — 0.1%
Dover Downs Gaming & Entertainment, Inc.#	11,758	42,446
Isle of Capri Casinos, Inc.†#	13,300	44,688

Security Description	Shares	Market Value (Note 2)

Gambling (Non-Hotel) (continued)
Pinnacle Entertainment, Inc.†#	50,503	$287,867

		375,001

Gas - Distribution — 1.7%
Chesapeake Utilities Corp.	4,713	149,166
Laclede Group, Inc.	17,767	935,966
New Jersey Resources Corp.	35,318	1,418,371
Nicor, Inc.#	37,368	1,523,867
Northwest Natural Gas Co.	22,251	1,111,437
Piedmont Natural Gas, Inc.#	60,878	2,045,501
South Jersey Industries, Inc.	25,043	976,677
Southwest Gas Corp.	36,455	944,185
WGL Holdings, Inc.	41,669	1,504,251

		10,609,421

Gold Mining — 0.2%
Royal Gold, Inc.#	24,630	985,200

Golf — 0.1%
Callaway Golf Co.	52,808	531,777

Hazardous Waste Disposal — 0.2%
American Ecology Corp.	12,409	219,391
Clean Harbors, Inc.†	16,164	1,020,434
Energy Solutions, Inc.	27,968	127,534

		1,367,359

Health Care Cost Containment — 0.0%
Corvel Corp.†	6,753	149,241

Heart Monitors — 0.0%
Cardiac Science Corp.†	16,381	106,968

Home Furnishings — 0.2%
American Woodmark Corp.#	8,911	146,408
Ethan Allen Interiors, Inc.#	20,732	286,309
Furniture Brands International, Inc.#	34,999	114,097
Hooker Furniture Corp.	5,113	34,104
Kimball International, Inc., Class B	22,275	149,020
La-Z-Boy, Inc.#	43,312	142,496
Sealy Corp.#	37,247	112,113
Tempur-Pedic International, Inc.#	58,589	409,537

		1,394,084

Hotels/Motels — 0.1%
Gaylord Entertainment Co.†#	32,657	300,118
Lodgian, Inc.†	13,661	30,054
Marcus Corp.	17,053	219,813
Morgans Hotel Group Co.†#	22,734	90,936

		640,921

Housewares — 0.0%
Libbey, Inc.#	12,304	24,608

Human Resources — 0.7%
Administaff, Inc.	18,154	310,070
AMN Healthcare Services, Inc.†	25,763	229,806
CDI Corp.	11,222	114,801
Cross Country Healthcare, Inc.†#	23,054	200,800
Emergency Medical Services Corp., Class A†#	7,853	266,374
Gevity HR, Inc.	19,637	31,223
Heidrick & Struggles International, Inc.#	13,035	269,825
Hudson Highland Group, Inc.†	21,091	66,226
Kelly Services, Inc., Class A	22,102	257,488
Kenexa Corp.†	18,978	114,627
Kforce, Inc.†	25,817	175,556
Korn/Ferry International†	39,075	481,013
MPS Group, Inc.†	74,789	495,103

AIG Retirement Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Human Resources (continued)
On Assignment, Inc.†	29,831	$171,528
Resources Connection, Inc.†	36,367	629,513
Spherion Corp.†	46,211	103,975
Successfactors, Inc.†#	20,487	127,019
TrueBlue, Inc.†	37,333	276,638

		4,321,585

Identification Systems — 0.3%
Brady Corp., Class A	41,202	850,821
Checkpoint Systems, Inc.†	30,878	356,950
Cogent, Inc.†	31,245	419,933
L-1 Identity Solutions, Inc.†	50,719	296,199

		1,923,903

Independent Power Producers — 0.1%
Ormat Technologies, Inc.#	15,080	453,908
Synthesis Energy Systems, Inc.†#	21,353	20,926

		474,834

Industrial Audio & Video Products — 0.0%
China Security Surveillance Technology, Inc.†#	23,832	136,557
Sonic Solutions, Inc.†#	18,668	23,895

		160,452

Industrial Automated/Robotic — 0.4%
Cognex Corp.	33,392	455,133
Gerber Scientific, Inc.†	19,938	47,851
Hurco Cos., Inc.†#	5,405	90,642
Intermec, Inc.†#	49,289	654,558
iRobot Corp.†#	15,072	157,352
Nordson Corp.#	27,537	893,575

		2,299,111

Instruments - Controls — 0.3%
Watts Water Technologies, Inc., Class A#	23,298	524,205
Woodward Governor Co.	48,388	1,027,761

		1,551,966

Instruments - Scientific — 0.4%
Dionex Corp.†	14,803	759,246
FEI Co.†#	29,025	589,788
OYO Geospace Corp.†#	3,433	78,135
Varian, Inc.†	23,949	876,533

		2,303,702

Insurance Brokers — 0.1%
Crawford & Co., Class B†#	18,435	207,209
eHealth, Inc.†#	20,992	230,282
Life Partners Holdings, Inc.#	4,991	178,179

		615,670

Insurance - Life/Health — 0.3%
American Equity Investment Life Holding Co.#	45,996	286,095
Delphi Financial Group, Inc., Class A	33,000	399,300
FBL Financial Group, Inc., Class A	10,797	122,762
Independence Holding Co.#	5,464	28,140
Kansas City Life Insurance Co.	3,852	176,383
National Western Life Insurance Co., Class A	1,763	283,825
Presidential Life Corp.	18,248	196,349
The Phoenix Cos., Inc.	91,041	259,467
Universal American Corp.†	33,128	329,292

		2,081,613

Insurance - Multi-line — 0.2%
Citizens, Inc.†#	27,639	261,189
Horace Mann Educators Corp.	34,220	291,554

Security Description	Shares	Market Value (Note 2)

Insurance - Multi-line (continued)
United Fire & Casualty Co.	17,655	$377,640

		930,383

Insurance - Property/Casualty — 1.8%
American Physicians Capital, Inc.	6,261	240,109
American Safety Insurance Holdings, Ltd.†	8,932	79,763
Amerisafe, Inc.†	13,993	226,687
Amtrust Financial Services, Inc.	13,340	119,260
Baldwin & Lyons, Inc., Class B	7,228	132,634
Castlepoint Holdings, Ltd.	28,169	289,014
CNA Surety Corp.†	14,090	170,630
Donegal Group, Inc., Class A	9,870	155,156
EMC Insurance Group, Inc.#	4,928	121,672
Employers Holdings, Inc.	41,630	678,153
Enstar Group, Ltd.†	4,706	223,676
First Acceptance Corp.†	14,527	49,392
First Mercury Financial Corp.†	12,238	148,814
FPIC Insurance Group, Inc.†	6,300	291,942
Hallmark Financial Services, Inc.†	4,960	30,653
Harleysville Group, Inc.	10,994	414,254
Infinity Property & Casualty Corp.	12,151	557,609
LandAmerica Financial Group, Inc.#	13,038	1,304
Meadowbrook Insurance Group, Inc.	42,007	235,659
National Interstate Corp.#	5,175	86,888
Navigators Group, Inc.†	11,094	602,404
NYMAGIC, Inc.	3,745	58,759
PMA Capital Corp., Class A†	26,763	135,153
ProAssurance Corp.†	26,410	1,441,722
RLI Corp.	15,143	883,140
Safety Insurance Group, Inc.	12,860	451,129
SeaBright Insurance Holdings, Inc.†	17,856	188,559
Selective Insurance Group, Inc.	43,369	995,752
State Auto Financial Corp.	11,926	256,171
Stewart Information Services Corp.	14,379	168,234
Tower Group, Inc.#	15,337	349,837
United America Indemnity, Ltd. Class A†	12,692	163,727
Zenith National Insurance Corp.	30,393	1,002,665

		10,950,521

Insurance - Reinsurance — 1.4%
Argo Group International Holdings, Ltd.†	24,858	786,507
Aspen Insurance Holdings, Ltd.	70,503	1,299,370
Flagstone Reinsurance Holdings, Ltd.	25,369	260,793
Greenlight Capital Re, Ltd. Class A†	22,016	230,287
IPC Holdings, Ltd.	41,016	1,148,448
Maiden Holdings, Ltd.#	41,384	171,744
Max Re Capital, Ltd.	45,478	525,726
Montpelier Re Holdings, Ltd.	76,242	1,049,852
Odyssey Re Holdings Corp.	20,429	919,101
Platinum Underwriters Holdings, Ltd.	40,257	1,237,098
Validus Holdings, Ltd.	52,789	1,226,816

		8,855,742

Internet Application Software — 0.5%
Art Technology Group, Inc.†	108,478	208,278
China Information Sec Tech, Inc.†#	19,302	77,208
CyberSource Corp.†	55,356	513,704
DealerTrack Holdings, Inc.†#	35,908	425,510
eResearch Technology, Inc.†	32,536	183,503
Interwoven, Inc.†	35,934	467,501
RealNetworks, Inc.†	68,872	261,714
S1 Corp.†	36,270	271,299
Vignette Corp.†	20,820	181,134
Vocus, Inc.†	12,172	221,165

		2,811,016

AIG Retirement Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Internet Connectivity Services — 0.1%
Cogent Communications Group, Inc.†#	40,071	$220,390
Internap Network Services Corp.†#	42,472	116,373
PC-Tel, Inc.	16,166	97,643

		434,406

Internet Content - Entertainment — 0.0%
Limelight Networks, Inc.†#	24,279	65,796

Internet Content - Information/News — 0.1%
Dice Hldgs Inc†#	13,249	42,264
HSW International, Inc.†#	23,482	8,219
InfoSpace, Inc.	28,969	226,248
Loopnet, Inc.†#	24,647	158,234
TechTarget, Inc.†#	11,719	53,673
The Knot, Inc.†	23,777	178,803
TheStreet.com, Inc.#	15,337	51,992

		719,433

Internet Financial Services — 0.1%
Online Resources Corp.†	24,278	77,204
Thinkorswim Group, Inc.†	39,404	254,550

		331,754

Internet Incubators — 0.1%
Internet Capital Group, Inc.†	32,603	119,979
Moduslink Global Solutions, Inc.†	41,282	183,292
Safeguard Scientifics, Inc.†#	102,377	71,664

		374,935

Internet Infrastructure Equipment — 0.1%
Avocent Corp.†	35,606	669,749

Internet Infrastructure Software — 0.2%
AsiaInfo Holdings, Inc.†	26,015	286,945
Chordiant Software, Inc.†	25,308	69,597
SupportSoft, Inc.†	38,975	78,340
TeleCommunication Systems, Inc., Class A†#	28,345	223,925
TIBCO Software, Inc.†	150,540	728,614

		1,387,421

Internet Security — 0.1%
Blue Coat Systems, Inc.†#	25,284	224,775
Entrust, Inc.†	51,610	72,770
SonicWALL, Inc.†	44,928	176,118
Sourcefire, Inc.†	16,861	97,457
Vasco Data Security International, Inc.†#	22,626	236,215

		807,335

Internet Telephone — 0.1%
Ibasis, Inc.†#	26,473	36,797
J2 Global Communications, Inc.†	35,546	693,858

		730,655

Intimate Apparel — 0.1%
The Warnaco Group, Inc.†	38,334	686,179

Investment Companies — 0.5%
Ampal American Israel Class A†#	16,574	18,563
Apollo Investment Corp.#	117,035	993,627
Ares Capital Corp.	77,080	383,858
Blackrock Kelso Capital Corp#	10,950	112,238
Capital Southwest Corp.#	2,267	185,101
Fifth Street Finance Corporation	11,237	82,367
Gladstone Capital Corp.	17,764	106,584
Gladstone Investment Corp.	18,599	91,693
Harris & Harris Group, Inc.†#	21,784	87,790
Hercules Technology Growth Capital, Inc.#	23,996	154,774
Kohlberg Capital Corp.	14,577	59,766
MCG Capital Corp.	63,698	47,137

Security Description	Shares	Market Value (Note 2)

Investment Companies (continued)
Medallion Financial Corp.	12,510	$87,570
MVC Capital, Inc.	20,467	227,388
NGP Capital Resources Co.#	15,193	149,347
Patriot Capital Funding, Inc.	17,439	58,769
PennantPark Investment Corp.	17,748	52,357
Prospect Capital Corp.#	19,425	245,143

		3,144,072

Investment Management/Advisor Services — 0.1%
Calamos Asset Management, Inc., Class A	16,942	68,954
Cohen & Steers, Inc.#	14,126	161,601
Epoch Holding Corp.#	8,499	71,392
GAMCO Investors, Inc., Class A#	6,381	175,031
National Financial Partners Corp.#	33,277	52,910
Pzena Investment Management, Inc., Class A#	5,181	18,341
U.S. Global Investors, Inc., Class A	10,663	53,422
Westwood Holdings Group, Inc.#	4,520	141,476

		743,127

Lasers - System/Components — 0.4%
Coherent, Inc.†	18,645	464,074
Cymer, Inc.†#	24,266	570,008
Electro Scientific Industries, Inc.†	22,838	155,527
II-VI, Inc.†	19,353	389,382
Newport Corp.†	30,320	176,159
Rofin-Sinar Technologies, Inc.†	23,564	559,410

		2,314,560

Leisure Products — 0.2%
Brunswick Corp.#	64,786	175,570
Marine Products Corp.#	8,440	48,867
WMS Industries, Inc.†	35,432	873,399

		1,097,836

Lighting Products & Systems — 0.0%
Orion Energy Systems ,Inc.†#	7,557	29,019
Universal Display Corp.†#	21,347	155,620

		184,639

Linen Supply & Related Items — 0.1%
G&K Services, Inc., Class A	15,249	356,827
UniFirst Corp.	12,096	335,180

		692,007

Machine Tools & Related Products — 0.0%
K-Tron International, Inc.†	2,039	146,706
Thermadyne Hldgs Corp.†	11,267	73,236

		219,942

Machinery - Construction & Mining — 0.1%
Astec Industries, Inc.†	13,758	416,180

Machinery - Electrical — 0.3%
Baldor Electric Co.#	37,114	611,638
Franklin Electric Co., Inc.#	18,442	544,408
Regal-Beloit Corp.	26,092	877,735

		2,033,781

Machinery - Farming — 0.1%
Alamo Group, Inc.	5,215	65,657
Lindsay Corp.#	9,281	361,124

		426,781

Machinery - General Industrial — 0.8%
Albany International Corp., Class A	23,027	354,155
Altra Holdings, Inc.†	22,244	171,279
Applied Industrial Technologies, Inc.	34,070	649,374

AIG Retirement Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Machinery - General Industrial (continued)
Chart Industries, Inc.†	21,497	$205,511
DXP Enterprises, Inc.†	6,042	79,815
Flow International Corp.†#	31,662	69,023
Intevac, Inc.†	18,273	90,269
Kadant, Inc.†	11,735	175,790
Middleby Corp.†#	13,405	433,920
Robbins & Myers, Inc.	21,948	493,830
Sauer-Danfoss, Inc.	9,349	75,634
Tennant Co.#	12,654	304,835
Twin Disc, Inc.	7,336	48,711
Wabtec Corp.	40,007	1,543,870

		4,696,016

Machinery - Material Handling — 0.1%
Cascade Corp.#	7,639	206,406
Columbus McKinnon Corp.†	15,996	187,473
Key Technology, Inc.†	4,740	74,655
NACCO, Industries, Inc., Class A	5,001	182,536

		651,070

Machinery - Print Trade — 0.0%
Presstek, Inc.†#	23,236	56,928

Machinery - Pumps — 0.1%
Gorman-Rupp Co.#	12,085	333,546
Tecumseh Products Co., Class A†	11,923	140,930

		474,476

Machinery - Thermal Process — 0.0%
Raser Technologies, Inc.†#	37,950	178,365
TurboChef Technologies, Inc.†	19,879	75,143

		253,508

Marine Services — 0.0%
Great Lakes Dredge & Dock Corp.	33,535	89,874
Odyssey Marine Exploration, Inc.†#	40,498	133,238

		223,112

Medical Imaging Systems — 0.1%
IRIS International, Inc.†	15,505	198,464
Vital Images, Inc.†#	13,329	155,416

		353,880

Medical Information Systems — 0.4%
Allscripts Healthcare Solutions, Inc.	42,589	327,935
Athenahealth, Inc.†	16,118	440,505
Computer Programs & Systems, Inc.	7,779	217,656
Eclipsys Corp.†	43,781	574,407
Phase Forward, Inc.†	33,962	471,053
Quality Systems, Inc.#	13,858	416,710

		2,448,266

Medical Instruments — 1.2%
Abaxis, Inc.†#	18,257	242,088
AngioDynamics, Inc.†	20,369	243,002
ArthroCare Corp.†#	20,974	274,340
Bruker BioSciences Corp.†	42,520	199,844
CardioNet ,Inc.†	3,789	75,325
Conceptus, Inc.†#	25,444	374,027
CONMED Corp.†	22,932	539,131
CryoLife, Inc.†	21,155	192,511
Datascope Corp.	11,080	578,487
Dexcom, Inc.†#	22,098	44,196
ev3, Inc.†#	54,987	274,935
Genomic Health, Inc.†#	11,729	217,338
Kensey Nash Corp.†	6,084	112,432

Security Description	Shares	Market Value (Note 2)

Medical Instruments (continued)
Micrus Endovascular Corp.†#	13,099	$138,849
Natus Medical, Inc.†	23,221	295,139
NuVasive, Inc.†#	29,241	1,007,352
Spectranetics Corp.†	26,655	75,167
Stereotaxis, Inc.†#	22,995	110,606
SurModics, Inc.†#	12,981	295,188
Symmetry Medical, Inc.†	27,603	247,323
Thoratec Corp.†	44,610	1,116,588
Trans1, Inc.†#	10,276	76,351
Vision Sciences, Inc. Del†#	14,170	31,883
Volcano Corp.†	37,678	614,905

		7,377,007

Medical Labs & Testing Services — 0.1%
Bio-Reference Laboratories, Inc.†	9,716	216,569
Genoptix, Inc.†	7,007	222,332
Life Sciences Research, Inc.†	7,355	72,300

		511,201

Medical Laser Systems — 0.0%
Cynosure, Inc. Class A†#	8,048	74,363
Palomar Medical Technologies, Inc.†#	15,371	139,108

		213,471

Medical Products — 1.4%
ABIOMED, Inc.†#	26,067	365,981
Accuray, Inc.†#	30,395	153,495
Alphatec Hldgs, Inc.†#	21,003	41,796
American Medical Systems Holdings, Inc.†#	58,691	516,481
Atrion Corp.#	1,265	121,427
Caliper Life Sciences, Inc.†	40,249	45,481
Cantel Medical Corp.†	10,511	99,329
Cyberonics, Inc.†	20,002	274,627
Exactech, Inc.†	6,404	112,134
Haemonetics Corp.†	21,136	1,208,768
Hanger Orthopedic Group, Inc.†	19,337	310,359
Invacare Corp.#	25,347	374,629
Luminex Corp.†#	32,695	719,617
Mentor Corp.#	26,548	428,750
Metabolix, Inc.†#	15,985	111,735
NxStage Medical, Inc.†#	21,830	54,575
Orthofix International NV†	14,395	172,308
Orthovita, Inc.†	55,770	186,830
PSS World Medical, Inc.†#	50,517	878,491
Synovis Life Technologies, Inc.†	8,666	124,010
TomoTherapy, Inc.†#	34,486	79,663
Vnus Medical Technologies, Inc.†	10,956	164,340
West Pharmaceutical Services, Inc.#	26,471	939,720
Wright Medical Group, Inc.†	29,952	507,986
Zoll Medical Corp.†	16,183	288,219

		8,280,751

Medical Sterilization Products — 0.2%
STERIS Corp.	48,378	1,337,652

Medical - Biomedical/Gene — 3.6%
Acorda Therapeutics, Inc.†#	29,456	533,743
Affymax, Inc.†#	8,829	102,858
Alexion Pharmaceuticals, Inc.†	63,308	2,130,947
Alnylam Pharmaceuticals, Inc.†#	28,461	518,844
AMAG Pharmaceuticals, Inc.†#	13,354	449,763
American Oriental Bioengineering, Inc.†#	51,988	294,772
Arena Pharmaceuticals, Inc.†#	62,203	240,104
ARIAD Pharmaceuticals, Inc.†#	58,499	77,804
Arqule, Inc.†#	34,154	115,782
Bio-Rad Laboratories, Inc., Class A†	15,563	1,154,152

AIG Retirement Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Medical - Biomedical/Gene (continued)
BioMimetic Therapeutics, Inc.†#	11,169	$96,053
Cambrex Corp.†	24,499	85,257
Celera Corp.†	64,379	627,051
Cell Genesys, Inc.†	72,328	17,359
Celldex Therapeutics, Inc.†#	12,574	81,605
Clinical Data, Inc.†	8,732	82,954
Cougar Biotechnology, Inc.†#	11,379	275,372
Cubist Pharmaceuticals, Inc.†#	46,181	1,134,205
Cytokinetics, Inc.†	29,444	76,260
Dendreon Corp.†#	71,912	350,931
Discovery Laboratories, Inc.†#	81,446	80,632
Emergent Biosolutions, Inc.†	11,402	257,913
Enzo Biochem, Inc.†#	27,069	137,781
Enzon Pharmaceuticals, Inc.†#	37,681	185,014
Exelixis, Inc.†#	79,403	245,355
Geron Corp.†#	55,908	195,678
GTx, Inc.†#	15,690	231,741
Halozyme Therapeutics, Inc.†#	51,241	190,104
Human Genome Sciences, Inc.†	104,090	180,076
Idera Pharmaceuticals, Inc.†#	17,311	121,696
Immunogen, Inc.†#	42,725	163,210
Immunomedics, Inc.†#	55,042	97,975
Incyte Corp.†#	56,782	189,652
Integra LifeSciences Holdings Corp.†#	14,105	444,166
InterMune, Inc.†#	26,613	306,316
Lexicon Genetics, Inc.†#	67,641	115,666
Ligand Pharmaceuticals, Inc. Class B†#	71,000	146,260
Marshall Edwards, Inc.†#	17,389	17,389
Martek Biosciences Corp.#	27,683	773,740
Maxygen, Inc.†	21,189	103,826
Molecular Insight Pharmaceuticals, Inc.†#	14,892	46,910
Momenta Pharmaceuticals, Inc.†#	20,670	183,963
Myriad Genetics, Inc.†	36,820	2,182,690
Nanosphere, Inc.†#	10,861	54,305
Novavax, Inc.†#	48,876	103,617
Omrix Biopharmaceuticals, Inc.†#	12,039	299,530
OSI Pharmaceuticals, Inc.†#	47,278	1,758,742
PDL BioPharma, Inc.	97,090	930,122
Protalix BioTherapeutics, Inc.†	9,076	10,891
Regeneron Pharmaceuticals, Inc.†	50,451	779,972
Repligen Corp.†	26,160	102,024
Rexahn Pharmaceuticals, Inc.†#	24,595	22,381
RTI Biologics ,Inc.†	45,263	123,115
Sangamo Biosciences, Inc.†#	30,840	75,866
Seattle Genetics, Inc.†#	51,018	441,816
Sequenom, Inc.†#	45,744	764,382
The Medicines Co.†	41,874	539,756
United Therapeutics Corp.†	18,623	1,021,099
XOMA, Ltd.†#	111,432	104,746

		22,175,933

Medical - Drugs — 1.3%
Acadia Pharmaceuticals, Inc.†#	27,805	35,590
Adolor Corp.†#	38,772	73,279
Akorn, Inc.†#	48,025	78,761
Amicus Therapeutics, Inc.†#	4,117	36,641
Ardea Biosciences, Inc.†	10,221	93,318
Array Biopharma, Inc.†#	40,042	151,359
Auxilium Pharmaceuticals, Inc.†#	33,124	721,441
Biodel, Inc.†#	9,047	24,879
Bioform Med Inc Com†#	18,421	24,500
Cadence Pharmaceuticals, Inc.†#	17,027	113,400
China Sky One Med, Inc.†#	6,255	63,864
Cytori Therapeutics, Inc.†#	16,777	37,748
Durect Corp.†	60,359	253,508

Security Description	Shares	Market Value (Note 2)

Medical-Drugs (continued)
Idenix Pharmaceuticals, Inc.†	21,070	$121,995
Indevus Pharmaceuticals, Inc.†#	65,291	163,227
Javelin Pharmaceuticals. Inc.†#	41,446	33,571
Jazz Pharmaceuticals Inc†#	6,451	9,676
K-V Pharmaceutical Co., Class A†#	25,949	118,846
MAP Pharmaceuticals, Inc.†#	6,581	30,273
Medicis Pharmaceutical Corp., Class A	44,964	549,910
Medivation, Inc.†#	19,870	296,262
Middlebrook Pharmaceuticals, Inc.†#	30,194	40,460
Opko Health, Inc.†	40,423	62,656
Optimer Pharmaceuticals, Inc.†#	21,668	172,261
Orexigen Therapeutics, Inc.†#	16,878	117,977
Pain Therapeutics, Inc.†#	25,661	225,304
Pharmasset, Inc.†	12,603	207,571
PharMerica Corp.†#	24,027	399,329
Pozen, Inc.†#	21,938	149,398
Progenics Pharmaceuticals, Inc.†#	22,431	207,935
Rigel Pharmaceuticals, Inc.†#	27,598	204,777
Salix Pharmaceuticals, Ltd.†#	36,190	293,139
Savient Pharmaceuticals, Inc.†#	45,678	169,009
Sucampo Pharmaceuticals, Inc. Class A†#	7,698	47,189
Synta Pharmaceuticals Corp.†#	14,095	74,703
Targacept, Inc.†	15,270	37,411
Valeant Pharmaceuticals International†#	57,042	1,111,178
ViroPharma, Inc.†#	56,169	634,710
Vivus, Inc.†#	52,768	313,442
XenoPort, Inc.†	20,393	641,156
Zymogenetics, Inc.†#	31,423	85,156

		8,226,809

Medical - Generic Drugs — 0.3%
Acura Pharmaceuticals, Inc.†#	6,874	53,480
Alpharma, Inc., Class A†#	35,181	1,270,034
Caraco Pharmaceutical Laboratories, Ltd†	9,202	39,937
Par Pharmaceutical Cos., Inc.†	25,788	300,688

		1,664,139

Medical - HMO — 0.6%
AMERIGROUP Corp.†	43,798	1,075,679
Centene Corp.†	34,994	647,389
Healthspring, Inc.†	39,685	579,004
Magellan Health Services, Inc.†	33,226	1,091,474
Molina Healthcare, Inc.†#	12,234	289,824
Triple-S Management Corp., Class B†#	11,948	130,233

		3,813,603

Medical - Hospitals — 0.0%
MedCath Corp.†	13,401	98,899

Medical - Nursing Homes — 0.2%
Assisted Living Concepts, Inc. Class A†	46,210	215,801
Ensign Group, Inc.	7,006	102,428
Kindred Healthcare, Inc.†	23,594	253,164
National Healthcare Corp.#	7,149	324,493
Skilled Healthcare Group, Inc. Class A†	14,736	159,443
Sun Healthcare Group, Inc.†	33,545	336,121

		1,391,450

Medical - Outpatient/Home Medical — 0.5%
Air Methods Corp.†#	9,038	143,252
Almost Family, Inc.†#	5,362	235,714
Amedisys, Inc.†#	21,710	844,302
Amsurg Corp.†	25,138	501,000
Gentiva Health Services, Inc.†	19,984	504,196
LHC Group, Inc.†	12,330	411,576

AIG Retirement Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Medical - Outpatient/Home Medical (continued)
Odyssey HealthCare, Inc.†	27,584	$225,361
Res-Care, Inc.†	18,839	245,849

		3,111,250

Metal Processors & Fabrication — 0.6%
Ampco-Pittsburgh Corp.	6,969	116,034
CIRCOR International, Inc.	13,118	286,366
Dynamic Materials Corp.#	10,616	168,794
Haynes International, Inc.†	10,032	182,883
Kaydon Corp.	22,201	684,901
Ladish Co,. Inc.†	12,264	203,215
LB Foster Co., Class A†	9,294	296,200
Mueller Industries, Inc.	29,615	690,030
NN, Inc.	13,356	18,698
RBC Bearings, Inc.†	16,937	384,809
Sun Hydraulics Corp.	9,819	149,445
Worthington Industries, Inc.#	51,423	682,897

		3,864,272

Metal Products - Distribution — 0.0%
A.M. Castle & Co.	13,900	126,212
Lawson Products, Inc.	3,524	80,453

		206,665

Metal - Aluminum — 0.0%
Kaiser Aluminum Corp.	12,138	256,233

Metal - Diversified — 0.0%
Hecla Mining Co.†#	94,994	220,386

Mining — 0.0%
Allied Nevada Gold Corp.†	37,921	108,075

Miscellaneous Manufacturing — 0.1%
American Railcar Industries, Inc.#	7,859	67,587
China Fire & Security Group, Inc.†	11,791	81,240
Freightcar America, Inc.#	8,487	184,507
Movado Group, Inc.	13,403	180,941
NL Industries, Inc.#	5,731	65,677
Reddy Ice Holdings, Inc.	15,048	18,058
Trimas Corp.†#	12,326	21,694

		619,704

MRI/Medical Diagnostic Imaging — 0.1%
Alliance Imaging, Inc.†	21,494	168,083
Nighthawk Radiology Holdings, Inc.†#	19,590	56,811
RadNet, Inc.†#	17,967	63,424
Virtual Radiologic Corp.†#	5,884	42,659

		330,977

Multilevel Direct Selling — 0.1%
Nu Skin Enterprises, Inc., Class A	39,221	422,018

Multimedia — 0.0%
Entravision Communications Corp., Class A†	50,114	38,588
Journal Communications, Inc., Class A	35,556	84,267
Martha Stewart Living Omnimedia, Inc., Class A†#	21,308	71,169
Media General, Inc., Class A#	19,256	37,164

		231,188

Music — 0.0%
Steinway Musical Instruments, Inc.†	5,776	102,928

Networking Products — 1.3%
3Com Corp.†	326,561	656,388
Acme Packet, Inc.†#	22,887	89,259
Adaptec, Inc.†	91,829	258,039
Anixter International, Inc.†#	24,205	663,217

Security Description	Shares	Market Value (Note 2)

Networking Products (continued)
Atheros Communications, Inc.†#	48,258	$704,567
BigBand Networks, Inc.†#	27,684	100,770
Black Box Corp.	13,536	331,361
Extreme Networks, Inc.†	81,168	170,453
Foundry Networks, Inc.†	120,637	1,868,667
Hypercom Corp.†	44,976	35,531
Infinera Corp.†#	74,141	723,616
Ixia†	35,916	220,524
Netgear, Inc.†	26,615	322,041
Parkervision, Inc.†#	19,357	71,621
Polycom, Inc.†	72,255	1,360,562
Starent Networks Corp.†#	25,049	249,238
Switch & Data Facilities Co., Inc.†#	17,284	90,050

		7,915,904

Non-Ferrous Metals — 0.1%
Brush Engineered Materials, Inc.†	17,177	198,910
Horsehead Hldg Corp†	29,414	91,183
RTI International Metals, Inc.†#	16,864	202,705
Uranium Resources, Inc.†#	41,449	21,139
USEC, Inc.†#	85,497	329,164

		843,101

Non-Hazardous Waste Disposal — 0.3%
Casella Waste Systems, Inc., Class A†	18,962	95,000
Waste Connections, Inc.†	55,011	1,552,960
Waste Services, Inc.†#	20,002	126,213

		1,774,173

Office Furnishings - Original — 0.3%
Herman Miller, Inc.	45,739	672,821
HNI Corp.#	35,596	475,206
Interface, Inc. Class A	44,893	248,707
Knoll, Inc.	38,436	413,956

		1,810,690

Office Supplies & Forms — 0.1%
ACCO Brands Corp.†	45,624	41,974
Ennis, Inc.	21,666	220,343
The Standard Register Co.	12,472	69,968

		332,285

Oil & Gas Drilling — 0.3%
Atlas America, Inc.	29,062	435,639
Bronco Drilling Co., Inc.†#	22,129	141,183
Grey Wolf, Inc.†#	150,648	825,551
Parker Drilling Co.†	87,678	268,295
Pioneer Drilling Co.†	36,915	270,956

		1,941,624

Oil Companies - Exploration & Production — 2.5%
Abraxas Petroleum Corp.†	35,362	43,849
American Oil And Gas, Inc.†#	30,899	29,354
APCO Argentina, Inc.#	3,224	91,884
Approach Resource, Inc.†	7,567	65,757
Arena Resources, Inc.†	30,717	813,079
ATP Oil & Gas Corp.†#	23,403	156,332
Berry Petroleum Co., Class A	35,955	421,033
Bill Barrett Corp.†	29,128	651,593
BMB Munai, Inc.†#	33,666	40,063
BPZ Resources, Inc.†#	46,465	286,224
Brigham Exploration Co.†#	34,185	103,581
Callon Petroleum Co.†	17,648	43,238
Cano Pete, Inc.†#	39,838	23,106
Carrizo Oil & Gas, Inc.†#	21,381	442,587
Clayton Williams Energy, Inc.†	4,547	208,798

AIG Retirement Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Oil Companies - Exploration & Production (continued)
Comstock Resources, Inc.†	37,455	$1,570,488
Concho Resources, Inc.†	45,125	1,064,499
Contango Oil & Gas Co.†	10,347	543,631
Delta Petroleum Corp.†#	48,391	276,313
Double Eagle Pete & Mng, Co.†#	6,874	46,606
Endeavour International Corp.†#	95,771	60,336
Energy Partners, Ltd.†	26,881	90,858
Energy XXI Bermuda Limtited	100,975	112,082
EXCO Resources, Inc.†	121,391	931,069
FX Energy, Inc.†#	33,950	120,522
Gasco Energy, Inc.†#	78,945	48,946
GeoGlobal Resources, Inc.†#	31,993	57,587
GeoMet, Inc.†	15,547	31,871
Georesources Inc.†	5,114	39,378
GMX Resources, Inc.†#	12,998	373,432
Goodrich Petroleum Corp.†#	17,752	640,315
Gran Tierra Energy, Inc.†#	179,833	490,944
Gulfport Energy Corp.†#	22,089	109,341
Harvest Natural Resources, Inc.†#	29,708	191,022
Houston Amern Energy Corp.#	12,559	32,277
McMoRan Exploration Co.†#	49,905	561,431
Meridian Resource Corp.†	65,339	61,419
Northern Oil And Gas, Inc.†	17,964	75,269
Oilsands Quest, Inc.†#	147,903	162,693
Panhandle Rlty, Co.#	6,164	142,697
Parallel Petroleum Corp.†	34,854	109,790
Penn Virginia Corp.	33,996	1,020,900
Petroleum Development Corp.†	12,508	240,154
Petroquest Energy, Inc.†#	32,787	229,837
PrimeEnergy Corp.†#	777	42,113
Quest Resource Corp.†#	23,207	7,658
RAM Energy Resources, Inc.†#	39,201	44,689
Rex Energy Corp†	14,119	86,126
Rosetta Resources, Inc.†	43,322	326,215
Stone Energy Corp.†	26,677	443,372
Swift Energy Co.†#	25,722	549,679
Toreador Resources Corp.†#	14,241	72,487
Tri-Valley Corp.†#	18,882	62,499
TXCO Resources, Inc.†#	29,520	88,560
Vaalco Energy, Inc.†	49,790	313,677
Venoco, Inc.†	17,054	56,960
Warren Resources, Inc.†	42,990	143,157

		15,093,377

Oil Companies - Integrated — 0.0%
Delek US Holdings, Inc.	11,165	61,408
PetroCorp, Inc.(1)(3)	2,364	0

		61,408

Oil Field Machinery & Equipment — 0.5%
Bolt Technology Corp.†#	7,259	61,121
CARBO Ceramics, Inc.#	16,414	786,231
Complete Production Services, Inc.†	37,313	305,593
Dril-Quip, Inc.†	24,635	484,817
Flotek Industries, Inc.†#	19,087	57,452
Gulf Island Fabrication, Inc.	10,250	147,702
Lufkin Industries, Inc.	11,766	580,181
Mitcham Industries, Inc.†	8,252	35,401
NATCO Group, Inc., Class A†	15,260	276,664
Natural Gas Svcs Group, Inc.†	10,182	104,875
T-3 Energy Services, Inc.†	10,508	138,180

		2,978,217

Oil Refining & Marketing — 0.1%
Alon USA Energy, Inc.#	9,108	89,349

Security Description	Shares	Market Value (Note 2)

Oil Refining & Marketing (continued)
Cheniere Energy, Inc.†#	40,892	$128,401
CVR Energy, Inc.†	19,373	67,806
Sulphco, Inc.†#	44,849	71,758
Western Refining, Inc.#	25,150	190,637

		547,951

Oil - Field Services — 0.4%
Allis-Chalmers Energy, Inc.†#	23,600	148,916
Basic Energy Services, Inc.†	31,949	366,775
Cal Dive International, Inc.†#	37,231	227,481
Hornbeck Offshore Services, Inc.†#	17,924	302,557
Matrix Service Co.†	19,459	148,667
Newpark Resources, Inc.†#	75,677	348,114
RPC, Inc.#	24,425	210,055
Superior Well Services, Inc.†#	13,906	142,537
Trico Marine Services, Inc.†#	10,682	40,805
Union Drilling, Inc.†	11,828	79,721
Willbros Group, Inc.†#	30,542	252,582

		2,268,210

Optical Recognition Equipment — 0.0%
Digimarc Corporation†#	4,868	43,812

Paper & Related Products — 0.4%
AbitibiBowater, Inc.†#	44,782	30,900
Boise ,Inc.†#	30,067	15,034
Buckeye Technologies, Inc.†	33,016	148,902
Glatfelter	34,759	330,906
KapStone Paper and Packaging Corp.†#	15,100	66,893
Mercer International, Inc.†#	25,358	58,323
Neenah Paper, Inc.	12,290	100,532
Potlatch Corp.	32,084	856,001
Schweitzer-Mauduit International, Inc.	11,143	205,477
Verso Paper Corp.#	11,793	15,095
Wausau Paper Corp.#	33,011	339,683
Xerium Technologies, Inc.†#	17,471	20,790

		2,188,536

Pastoral & Agricultural — 0.0%
AgFeed Industries, Inc.†#	16,720	32,771

Patient Monitoring Equipment — 0.2%
Insulet Corp.†#	15,447	75,536
Masimo Corp.†	37,664	1,027,850
Somanetics Corp.†	10,120	177,505

		1,280,891

Pharmacy Services — 0.1%
Catalyst Health Solutions, Inc.†	25,927	583,358

Physical Therapy/Rehabilitation Centers — 0.4%
Healthsouth Corp.†#	70,769	696,367
Psychiatric Solutions, Inc.†#	45,673	1,155,527
RehabCare Group, Inc.†	15,200	221,160
U.S. Physical Therapy, Inc.†	9,993	120,915

		2,193,969

Physicians Practice Management — 0.1%
Healthways, Inc.†	26,101	211,157
IPC The Hospitalist Co. ,Inc.†	5,137	89,641

		300,798

Pipelines — 0.0%
Crosstex Energy, Inc.#	31,530	130,850

Platinum — 0.0%
Stillwater Mining Co.†#	33,293	104,207

AIG Retirement Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Pollution Control — 0.0%
Fuel Tech, Inc.†#	15,911	$140,653

Poultry — 0.1%
Pilgrim’s Pride Corp.#	37,990	43,688
Sanderson Farms, Inc.#	16,077	501,281

		544,969

Power Converter/Supply Equipment — 0.3%
Advanced Energy Industries, Inc.†	27,602	214,743
Beacon Power Corp.†#	74,703	48,557
Capstone Turbine Corp.†#	122,637	105,468
Energy Conversion Devices, Inc.†#	36,972	1,034,476
Evergreen Solar, Inc.†#	109,246	298,242
Powell Industries, Inc.†	6,237	148,815
Power-One, Inc.†#	62,846	78,557
PowerSecure International, Inc.†#	14,251	65,840
Vicor Corp.#	16,343	94,626

		2,089,324

Precious Metals — 0.1%
Coeur d’Alene Mines Corp.†#	464,035	315,544

Printing - Commercial — 0.2%
Bowne & Co., Inc.	17,994	64,058
Cenveo, Inc.†#	40,451	152,096
Consolidated Graphics, Inc.†	8,391	120,579
Multi-Color Corp.#	7,430	99,562
Valassis Communications, Inc.†	40,472	59,898
VistaPrint, Ltd.†#	35,919	587,276

		1,083,469

Private Corrections — 0.2%
Cornell Cos., Inc.†	9,358	220,849
Geo Group, Inc.†	40,918	789,717

		1,010,566

Protection/Safety — 0.1%
Landauer, Inc.	7,246	416,065
Protection One, Inc.†#	5,223	31,338

		447,403

Publishing - Books — 0.1%
Courier Corp.#	8,793	160,297
Scholastic Corp.	18,690	285,396

		445,693

Publishing - Newspapers — 0.0%
AH Belo Corp.	17,250	34,845
Dolan Media Co.†#	21,445	92,428
Lee Enterprises, Inc.#	37,820	39,333
McClatchy Co., Class A#	47,914	93,432

		260,038

Publishing - Periodicals — 0.0%
Idearc, Inc.#	124,149	14,898
Playboy Enterprises, Inc., Class B†#	17,965	22,456
Primedia, Inc.#	21,218	21,430
Value Line, Inc.	1,135	36,434

		95,218

Quarrying — 0.2%
Compass Minerals International, Inc.	26,593	1,488,942

Racetracks — 0.1%
Churchill Downs, Inc.	7,108	249,206
Dover Motorsports, Inc.	12,769	19,154

Security Description	Shares	Market Value (Note 2)

Racetracks (continued)
Speedway Motorsports, Inc.	11,469	$158,616

		426,976

Radio — 0.0%
Citadel Broadcasting Corp.†#	152,624	27,472
Cox Radio, Inc., Class A†#	16,789	97,376
Cumulus Media, Inc., Class A†#	22,216	19,550
Entercom Communications Corp., Class A#	21,628	23,575

		167,973

Real Estate Investment Trusts — 5.0%
Acadia Realty Trust	25,223	352,618
Agree Reality Corp.	6,568	89,785
Alexander’s, Inc.	1,599	340,267
American Campus Communities, Inc.	34,392	770,037
American Capital Agency Corp.#	8,418	167,855
Anthracite Capital, Inc.#	49,501	149,493
Anworth Mortgage Asset Corp.	69,472	439,758
Arbor Realty Trust, Inc.#	11,952	32,629
Ashford Hospitality Trust, Inc.#	100,851	157,328
Associated Estates Realty Corp.	12,210	106,960
BioMed Realty Trust, Inc.	58,395	544,241
Capital Lease Funding, Inc.#	30,646	64,050
Capital Trust, Inc., Class A#	14,005	70,025
Capstead Mortage Corp.	47,500	498,275
Care Investment Trust, Inc.#	11,182	96,724
Cedar Shopping Centers, Inc.	28,529	134,086
Chimera Investment Corp.	28,413	84,671
Cogdell Spencer, Inc.	8,887	71,096
Colonial Properties Trust#	36,749	208,367
Corporate Office Properties Trust#	31,623	939,519
Cousins Properties, Inc.#	34,429	371,145
DCT Industrial Trust, Inc.	144,629	647,938
DiamondRock Hospitality Co.	71,921	267,546
Dupont Fabros Technology, Inc.	10,035	21,475
EastGroup Properties, Inc.	20,966	675,734
Education Realty Trust, Inc.	19,418	86,798
Entertainment Properties Trust	25,798	632,825
Equity Lifestyle Properties, Inc.	16,345	565,537
Equity One, Inc.#	27,121	448,853
Extra Space Storage, Inc.	63,732	564,028
FelCor Lodging Trust, Inc.	52,983	89,541
First Industrial Realty Trust, Inc.#	37,317	322,792
First Potomac Reality Trust	17,869	143,488
Franklin Street Properties Corp.#	46,456	589,062
Getty Realty Corp.	12,781	239,132
Glimcher Realty Trust#	24,696	57,542
Gramercy Capital Corp.#	35,069	39,979
Hatteras Financial Corp.#	9,675	249,325
Healthcare Realty Trust, Inc.	50,174	962,337
Hersha Hospitality Trust	40,549	142,732
Highwoods Properties, Inc.	54,657	1,305,209
Home Properties, Inc.#	25,764	1,004,796
Inland Real Estate Corp.#	48,295	539,455
Investors Real Estate Trust#	44,747	439,863
Jer Investors Trust, Inc.#	19,156	25,861
Kite Realty Group Trust	17,058	66,697
LaSalle Hotel Properties#	30,686	270,650
Lexington Corporate Properties Trust	43,580	211,363
LTC Properties, Inc.	19,421	378,321
Maguire Properties, Inc.#	32,212	61,203
Medical Properties Trust, Inc.#	51,103	318,372
MFA Mtg. Investments, Inc.	160,492	993,445
Mid-America Apartment Communities, Inc.	21,219	785,740
Mission West Properties	12,781	96,369

AIG Retirement Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
Monmouth Real Estate Invt Corp.	16,656	$114,760
National Health Investors, Inc.	18,743	422,655
National Retail Properties, Inc.	61,866	829,623
Newcastle Investment Corp.#	44,460	79,583
NorthStar Realty Finance Corp.#	41,310	140,454
Omega Healthcare Investors, Inc.	69,790	924,020
One Librty Properties, Inc.	6,726	65,108
Parkway Properties, Inc.#	12,870	175,933
Pennsylvania Real Estate Investment Trust#	26,528	119,376
Post Properties, Inc.#	35,541	557,283
PS Business Parks, Inc.	12,646	602,708
RAIT Investment Trust#	52,194	123,700
Ramco-Gershenson Properties Trust	13,255	65,347
Realty Income Corp.#	83,882	1,693,578
Redwood Trust, Inc.#	24,880	324,684
Resource Capital Corp.#	17,911	54,449
Saul Centers, Inc.	7,995	281,424
Senior Housing Properties Trust	94,384	1,314,769
Sovran Self Storage, Inc.	18,406	499,907
Strategic Hotels & Resorts, Inc.#	62,672	62,672
Sun Communities, Inc.	11,588	126,889
Sunstone Hotel Investors, Inc.	43,242	206,264
Tanger Factory Outlet Centers, Inc.#	26,567	973,415
U-Store-It Trust	36,059	198,324
Universal Health Realty Income Trust	8,997	282,236
Urstadt Biddle Properties, Inc., Class A	15,279	240,491
Washington Real Estate Investment Trust	40,477	1,071,426
Winthrop Realty Trust	46,892	109,727

		30,593,742

Real Estate Management/Services — 0.0%
Grubb & Ellis Co.#	29,238	38,886
United Capital Corp.†#	1,502	29,710

		68,596

Real Estate Operations & Development — 0.2%
Avatar Holdings, Inc.†#	5,135	149,120
Consolidated-Tomoka Land Co.#	4,564	156,773
Forestar Real Estate Group, Inc.†	30,003	138,914
Fx Real Estate & Entertainment Com†#	8,701	2,958
Hilltop Holdings, Inc.†	37,944	369,954
Meruelo Maddux Properties, Inc.†	36,069	16,953
Stratus Properties, Inc.†#	5,223	83,464
Thomas Properties Group, Inc.	20,089	40,580

		958,716

Recreational Centers — 0.1%
Life Time Fitness, Inc.†#	29,333	439,115
Town Sports International Holdings, Inc.†#	14,735	41,700

		480,815

Recreational Vehicles — 0.1%
Polaris Industries, Inc.#	26,689	728,610

Recycling — 0.0%
Metalico, Inc.†#	20,372	51,134

Rental Auto/Equipment — 0.5%
Aaron Rents, Inc.	36,757	971,488
Dollar Thrifty Automotive Group, Inc.†#	18,197	22,564
Electro Rent Corp.	18,141	200,095
H&E Equipment Services, Inc.†	13,770	92,672
McGrath RentCorp	18,258	328,279
Rent-A-Center, Inc.†	54,413	892,917
RSC Holdings, Inc.†#	40,074	326,203

		2,834,218

Security Description	Shares	Market Value (Note 2)

Research & Development — 0.2%
Albany Molecular Research, Inc.†	19,722	$187,162
Exponent, Inc.†	12,414	378,875
Kendle International, Inc.†#	10,937	223,880
Parexel International Corp.†	45,668	379,958
PharmaNet Development Group, Inc.†#	16,279	19,698

		1,189,573

Resorts/Theme Parks — 0.1%
Bluegreen Corp.†#	10,809	33,616
Great Wolf Resorts, Inc.†	22,672	25,619
Six Flags, Inc.†#	61,269	14,705
Vail Resorts, Inc.†#	25,222	548,578

		622,518

Retail - Apparel/Shoe — 1.2%
Aeropostale, Inc.†#	55,017	831,857
Bebe Stores, Inc.	32,333	199,818
Brown Shoe Co., Inc.#	35,646	201,043
Buckle, Inc.#	19,539	368,506
Cache, Inc.†	9,494	19,463
Casual Male Retail Group, Inc.†#	31,388	20,088
Cato Corp., Class A	21,013	293,341
Charlotte Russe Holding, Inc.†	17,564	87,820
Charming Shoppes, Inc.†#	95,408	143,112
Chico’s FAS, Inc.†	137,854	351,528
Christopher & Banks Corp.	29,702	100,096
Collective Brands, Inc.†	51,055	390,571
Dress Barn, Inc.†#	34,449	269,736
DSW, Inc., Class A†#	11,286	113,424
Genesco, Inc.†#	14,842	199,773
Gymboree Corp.†	23,977	603,022
Hot Topic, Inc.†	32,064	263,566
J Crew Group, Inc.†#	33,982	344,578
Jos. A. Bank Clothiers, Inc.†#	14,073	275,127
Kenneth Cole Productions, Inc. Class A#	7,584	66,360
Lululemon Athletica, Inc.†#	15,170	148,969
Men’s Wearhouse, Inc.#	41,251	438,911
New York & Co., Inc.†	19,555	36,763
Pacific Sunwear of California, Inc.†	59,772	90,256
Shoe Carnival, Inc.†	7,470	70,069
Stage Stores, Inc.	32,278	186,567
Stein Mart, Inc.†#	21,267	33,177
Syms Corp.†#	5,591	51,996
Talbots, Inc.#	20,584	48,990
The Children’s Place Retail Stores, Inc.†#	18,629	436,850
The Finish Line, Inc., Class A	32,182	170,886
Tween Brands, Inc.†	20,891	80,221
Wet Seal, Inc., Class A†	77,546	217,904

		7,154,388

Retail - Appliances — 0.0%
Conn’s, Inc.†#	8,246	50,795
Hhgregg, Inc.†#	10,511	62,646

		113,441

Retail - Auto Parts — 0.0%
PEP Boys - Manny Moe & Jack#	35,543	159,944

Retail - Automobile — 0.1%
America’s Car-Mart, Inc.†#	8,455	78,970
Asbury Automotive Group, Inc.	26,892	135,267
Group 1 Automotive, Inc.#	19,532	204,891
Rush Enterprises, Inc., Class A†	28,298	248,456
Sonic Automotive, Inc.#	21,962	70,717

		738,301

AIG Retirement Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Retail - Bookstores — 0.0%
Borders Group, Inc.	50,959	$54,526

Retail - Building Products — 0.0%
Lumber Liquidators, Inc.†#	7,908	74,968

Retail - Catalog Shopping — 0.0%
Aristotle Corp.†#	1,013	3,738
Coldwater Creek, Inc.†#	47,938	92,041

		95,779

Retail - Computer Equipment — 0.0%
PC Connection, Inc.†	7,992	40,999
PC Mall, Inc.†#	9,315	34,279
Systemax, Inc.#	9,287	90,827

		166,105

Retail - Consumer Electronics — 0.0%
Rex Stores Corp.†	7,018	69,829

Retail - Convenience Store — 0.3%
Casey’s General Stores, Inc.	41,644	1,234,745
Susser Holdings Corp.†#	6,554	79,565
The Pantry, Inc.†#	17,180	332,261

		1,646,571

Retail - Discount — 0.2%
99 Cents Only Stores†#	36,625	394,817
Citi Trends, Inc.†#	12,020	147,846
Fred’s, Inc.#	30,740	353,510
Tuesday Morning Corp.†	25,498	28,558

		924,731

Retail - Fabric Store — 0.0%
Jo-Ann Stores, Inc.†#	19,503	270,702

Retail - Gardening Products — 0.2%
Tractor Supply Co.†#	27,269	1,046,584

Retail - Hair Salons — 0.1%
Regis Corp.	34,009	373,759

Retail - Home Furnishings — 0.0%
Haverty Furniture Cos., Inc.#	14,924	126,705
Pier 1 Imports, Inc.†#	75,001	66,751

		193,456

Retail - Jewelry — 0.0%
Fuqi Intl, Inc.†#	8,214	51,091
Zale Corp.†#	27,930	165,625

		216,716

Retail - Leisure Products — 0.0%
MarineMax, Inc.†#	13,771	38,283

Retail - Misc./Diversified — 0.0%
Gaiam, Inc.†#	15,132	77,778
Pricesmart, Inc.	12,153	166,010

		243,788

Retail - Pawn Shops — 0.2%
Cash America International, Inc.	23,643	638,598
Ezcorp, Inc., Class A†	32,361	533,633
First Cash Financial Services, Inc.†	14,672	226,242

		1,398,473

Retail - Perfume & Cosmetics — 0.1%
Sally Beauty Holdings Inc.†#	73,272	318,733
Ulta Salon Cosmetics & Fragrance, Inc.†	17,095	122,742

		441,475

Security Description	Shares	Market Value (Note 2)

Retail - Pet Food & Supplies — 0.1%
PetMed Express, Inc.†#	19,990	$358,421

Retail - Petroleum Products — 0.1%
World Fuel Services Corp.	22,483	816,133

Retail - Pubs — 0.0%
Rick’s Cabaret International, Inc.†#	5,501	24,479

Retail - Regional Department Stores — 0.0%
Dillard’s, Inc., Class A#	48,054	175,878
Retail Ventures, Inc.†#	24,343	30,185

		206,063

Retail - Restaurants — 1.2%
AFC Enterprises, Inc.†#	21,251	85,642
BJ’s Restaurants, Inc.†#	14,657	143,345
Bob Evans Farms, Inc.	26,108	437,831
Buffalo Wild Wings, Inc.†#	14,041	322,381
California Pizza Kitchen, Inc.†	17,734	137,439
CBRL Group, Inc.#	16,913	326,928
CEC Entertainment, Inc.†	15,615	268,734
CKE Restaurants, Inc.	40,151	289,087
Denny’s Corp.†	80,009	148,817
DineEquity, Inc.#	14,655	186,558
Domino’s Pizza, Inc.†	33,037	127,523
Einstein Noah Rest Group, Inc.†	3,701	18,468
Jack in the Box, Inc.†	47,765	835,887
Krispy Kreme Doughnuts, Inc.†#	47,411	119,476
Landry’s Restaurants, Inc.#	9,819	113,802
Luby’s, Inc.†	18,165	79,563
O’Charley’s, Inc.	15,257	32,345
Papa John’s International, Inc.†	18,411	326,243
PF Chang’s China Bistro, Inc.†#	18,757	351,319
Red Robin Gourmet Burgers, Inc.†#	14,184	172,903
Ruby Tuesday, Inc.†#	43,561	50,095
Ruth’s Chris Steak House, Inc.†#	16,927	25,221
Sonic Corp.†#	47,281	399,524
Texas Roadhouse, Inc., Class A†#	44,106	246,553
The Cheesecake Factory, Inc.†	53,190	387,223
The Steak n Shake Co.†#	24,183	106,889
Wendy’s/Arby’s Group, Inc., Class A	337,647	1,357,341

		7,097,137

Retail - Sporting Goods — 0.1%
Big 5 Sporting Goods Corp.#	18,389	69,694
Cabela’s Inc., Class A†#	33,085	206,781
Hibbett Sports, Inc.†#	21,886	311,657
Zumiez, Inc.†#	16,540	142,906

		731,038

Retail - Toy Stores — 0.0%
Build-A-Bear Workshop, Inc.†#	13,987	62,242

Retail - Video Rentals — 0.0%
Blockbuster, Inc., Class A†#	149,052	177,372

Retirement/Aged Care — 0.0%
Capital Senior Living Corp.†	18,796	51,125
Emeritus Corp.†#	16,582	113,089
Five Star Quality Care, Inc.†#	26,802	37,791
Sunrise Senior Living, Inc.†#	37,807	28,734

		230,739

Rubber - Tires — 0.0%
Cooper Tire & Rubber Co.	44,205	211,742

Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	23,843	144,965

AIG Retirement Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Satellite Telecom — 0.1%
GeoEye, Inc.†	15,157	$302,988
Globalstar, Inc.†	35,327	7,419
Hughes Communications, Inc.†	6,045	105,787
ICO Global Communications Holdings, Ltd.†#	87,207	148,252
Loral Space & Communications, Inc.†	9,824	83,013
Terrestar Corp.†	48,970	21,057

		668,516

Savings & Loans/Thrifts — 1.6%
Abington Bancorp, Inc.#	17,519	180,446
Anchor BanCorp Wisconsin, Inc.#	16,034	46,980
Beneficial Mutual Bancorp Inc†	27,580	324,065
Berkshire Hills Bancorp, Inc.	8,823	255,867
Brookline Bancorp, Inc.	49,034	553,594
Brooklyn Fed Bancorp, Inc.	2,852	39,072
Clifton Savings Bancorp, Inc.#	8,832	103,688
Danvers Bancorp#	12,657	161,250
Dime Community Bancshares	19,825	267,439
Downey Financial Corp.#	17,057	495
Essa Bancorp, Inc.#	12,120	163,256
First Financial Holdings, Inc.	8,350	185,286
First Financial Northwest	19,250	173,827
First Niagara Financial Group, Inc.	90,411	1,402,275
First Place Financial Corp.	14,297	61,620
FirstFed Financial Corp.†#	11,528	43,461
Flagstar Bancorp, Inc.#	43,812	31,107
Flushing Financial Corp.	18,037	246,385
Fox Chase Bancorp, Inc.†	5,199	61,920
Guaranty Financial Group, Inc.†#	31,371	84,702
Home Federal Bancorp, Inc.	5,536	58,183
Investors Bancorp, Inc.†	37,116	519,624
Kearny Financial Corp.#	14,933	190,694
Meridian Interstate Bancorp, Inc.†#	8,854	81,280
NASB Financial, Inc.#	2,876	83,490
NewAlliance Bancshares, Inc.	91,472	1,260,484
Northfield Bancorp Inc New†	16,568	194,840
Northwest Bancorp, Inc.#	14,369	307,928
OceanFirst Financial Corp.	7,445	111,079
Oritani Financial Corp.†#	10,930	184,389
Provident Financial Services, Inc.	48,067	720,524
Provident New York Bancorp, Inc.#	33,778	410,403
Rockville Financial, Inc.#	7,483	99,225
Roma Financial Corp.#	7,384	108,692
United Community Financial Corp.	22,795	42,855
United Financial Bancorp, Inc.	12,842	169,258
ViewPoint Financial Group	9,304	148,771
Waterstone Financial, Inc.†#	5,843	27,754
Westfield Financial, Inc.	23,573	243,273
WSFS Financial Corp.	4,542	198,758

		9,548,239

Schools — 0.5%
American Public Education, Inc.†	8,484	335,627
Capella Education Co.†#	11,231	672,287
Corinthian Colleges, Inc.†#	69,364	1,115,373
K12 ,Inc.†#	5,283	96,415
Learning Tree International, Inc.†#	7,531	88,188
Lincoln Educational Services Corp.†	3,595	49,431
Princeton Review, Inc.†#	11,251	58,393
Universal Technical Institute, Inc.†	18,134	348,717

		2,764,431

Seismic Data Collection — 0.1%
Dawson Geophysical Co.†	6,511	133,931
Geokinetics, Inc.†	4,026	14,977

Security Description	Shares	Market Value (Note 2)

Seismic Data Collection (continued)
ION Geophysical Corp.†#	66,281	$198,843

		347,751

Semiconductor Components - Integrated Circuits — 0.6%
Anadigics, Inc.†#	52,712	65,363
Cirrus Logic, Inc.†	54,663	230,678
Emulex Corp.†	71,086	506,843
Exar Corp.†	31,453	211,993
Hitte Microwave Corp.†	15,493	452,706
Micrel, Inc.	41,830	309,542
Pericom Semiconductor Corp.†	18,583	100,534
Power Integrations, Inc.#	25,608	468,626
Sigma Designs, Inc.†#	22,354	208,563
Standard Microsystems Corp.†	17,128	261,031
Techwell, Inc.†	12,926	71,739
Transmeta Corp.†#	10,236	183,736
TriQuint Semiconductor, Inc.†	120,742	311,514

		3,382,868

Semiconductor Equipment — 0.7%
Asyst Technologies, Inc.†	41,860	18,418
ATMI, Inc.†	24,337	290,097
Axcelis Technologies, Inc.†	86,292	50,912
Brooks Automation, Inc.†	53,480	206,433
Cabot Microelectronics Corp.†	18,616	461,118
Cohu, Inc.	19,426	217,571
Entegris, Inc.†	96,204	133,724
FormFactor, Inc.†#	39,375	532,744
Kulicke and Soffa Industries, Inc.†	45,080	63,563
LTX-Credence Corp.†#	127,740	47,264
Mattson Technology, Inc.†	41,578	74,840
MKS Instruments, Inc.†	41,970	600,591
Photronics, Inc.†	35,283	15,877
Rudolph Technologies, Inc.†	25,746	84,962
Semitool, Inc.†#	18,997	70,859
Tessera Technologies, Inc.†	38,578	709,064
Ultra Clean Holdings, Inc.†	16,368	34,536
Ultratech, Inc.†	17,557	220,340
Veeco Instruments, Inc.†	26,844	159,185

		3,992,098

Silver Mining — 0.0%
Apex Silver Mines, Ltd.†#	49,641	40,209

Software Tools — 0.0%
ArcSight ,Inc.†	5,798	31,889

Steel Pipe & Tube — 0.1%
Mueller Water Products, Inc., Class A#	92,142	567,595
Northwest Pipe Co.†	7,700	221,144
Omega Flex, Inc.#	2,621	65,525

		854,264

Steel - Producers — 0.0%
General Stl Hldgs, Inc.†#	9,067	30,374
Olympic Steel, Inc.	7,611	133,193

		163,567

Steel - Specialty — 0.0%
China Precision Stl, Inc.†	14,459	19,664
Sutor Technology Group, Ltd.†#	6,426	12,145
Universal Stainless & Alloy Products, Inc.†	5,642	68,833

		100,642

Storage/Warehousing — 0.1%
Mobile Mini, Inc.†#	29,166	378,866

AIG Retirement Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Sugar — 0.0%
Imperial Sugar Co.#	10,027	$140,679

Superconductor Product & Systems — 0.1%
American Superconductor Corp.†#	32,582	426,498

Telecom Equipment - Fiber Optics — 0.2%
Avanex Corp.†	11,321	12,906
Finisar Corp.†#	332,416	146,263
Harmonic, Inc.†	74,867	385,565
IPG Photonics Corp.†#	16,187	219,981
MRV Communications, Inc.†#	132,401	80,765
Oplink Communications, Inc.†	17,458	131,808
Sycamore Networks, Inc.†	151,830	466,118

		1,443,406

Telecom Services — 0.8%
Cbeyond, Inc.†#	17,063	259,528
Consolidated Communications Holdings, Inc.#	19,514	198,653
Fairpoint Communications, Inc.#	67,870	237,545
FiberTower Corp.†	101,338	55,736
Global Crossing Ltd†#	22,031	168,978
Harris Stratex Networks, Inc.†	21,473	107,150
Hungarian Telephone & Cable†#	4,053	37,693
Iowa Telecommunications Services, Inc.#	26,948	412,035
Knology, Inc.†#	23,898	135,741
MasTec, Inc.†	32,489	208,254
Neutral Tandem, Inc.†	14,027	206,337
NTELOS Holdings Corp.	25,176	559,159
Orbcomm, Inc.†#	26,630	49,265
PAETEC Holding Corp.†#	104,083	150,920
Premiere Global Services, Inc.†	48,977	298,760
RCN Corp.†	31,706	221,308
SAVVIS, Inc.†#	31,651	249,093
TW Telecom, Inc.†#	118,179	901,706
USA Mobility, Inc.†	19,642	214,098
Vonage Holdings Corp.†#	43,260	45,423

		4,717,382

Telecommunication Equipment — 0.8%
Adtran, Inc.	45,314	643,459
Anaren, Inc.†	12,309	132,076
Applied Signal Technology, Inc.	8,880	139,327
Arris Group, Inc.†	97,150	698,508
Comtech Telecommunications Corp.†	19,719	935,272
CPI International, Inc.†	8,011	74,823
OpNext, Inc.†	16,063	33,250
Plantronics, Inc.	39,056	496,402
Preformed Line Products Co.	2,274	88,186
ShoreTel, Inc.†#	36,475	161,219
Sonus Networks, Inc.†#	157,332	243,865
Symmetricom, Inc.†	38,732	161,900
Tekelec†#	52,387	641,741
UTStarcom, Inc.†#	93,049	176,793

		4,626,821

Telephone - Integrated — 0.3%
Alaska Communications Systems Group, Inc.#	33,409	324,067
Atlantic Tele-Network, Inc.	7,967	182,763
Cincinnati Bell, Inc.†	189,772	328,306
General Communication, Inc., Class A†#	32,882	257,466
IDT Corp., Class B†#	45,541	19,583
Shenandoah Telecom Co.	18,420	457,921

		1,570,106

Television — 0.1%
Belo Corp., Class A	75,070	144,885

Security Description	Shares	Market Value (Note 2)

Television (continued)
Lin TV Corp., Class A†#	22,525	$33,337
Sinclair Broadcast Group, Inc., Class A	44,131	139,454

		317,676

Textile - Apparel — 0.1%
Cherokee, Inc.#	6,345	102,091
Perry Ellis International, Inc.†	10,262	55,620
Unifi, Inc.†#	38,022	176,802

		334,513

Theaters — 0.1%
Cinemark Holdings, Inc.#	25,142	189,319
National CineMedia, Inc.	35,436	288,449

		477,768

Therapeutics — 0.9%
Alexza Pharmaceuticals, Inc.†#	20,085	36,153
Allos Therapeutics, Inc.†#	39,618	285,249
CV Therapeutics, Inc.†	47,578	431,057
Cypress Bioscience, Inc.†#	31,619	169,478
Dyax Corp.†#	46,838	121,779
Inspire Phamaceuticals, Inc.†#	35,556	128,002
Isis Pharmaceuticals, Inc.†#	73,749	845,901
Mannkind Corp.†#	43,402	136,716
Medarex, Inc.†#	102,396	517,100
Nabi Biopharmaceuticals†#	43,649	174,159
Neurocrine Biosciences, Inc.†#	32,364	100,652
NPS Pharmaceuticals, Inc.†	35,449	217,657
Onyx Pharmaceuticals, Inc.†#	45,581	1,280,826
Osiris Therapeutics, Inc.†#	12,576	239,321
Questcor Pharmaceuticals, Inc.†#	41,658	356,176
Star Scientific, Inc.†#	55,497	169,821
Theravance, Inc.†#	39,545	264,161

		5,474,208

Tobacco — 0.2%
Alliance One International, Inc.†	74,883	232,137
Universal Corp.	20,653	660,277
Vector Group, Ltd.#	27,762	398,662

		1,291,076

Toys — 0.3%
JAKKS Pacific, Inc.†#	21,573	386,156
Leapfrog Enterprises, Inc.†	27,747	120,422
Marvel Entertainment, Inc.†	40,244	1,185,186

		1,691,764

Transactional Software — 0.3%
ACI Worldwide, Inc†#	28,946	454,452
Bottomline Technologies, Inc.†	18,491	125,739
Innerworkings, Inc.†#	26,626	149,372
Solera Holdings, Inc.†	42,208	826,010
Synchronoss Technologies, Inc.†#	18,484	129,758
VeriFone Holdings, Inc.†#	54,328	223,288

		1,908,619

Transport - Air Freight — 0.0%
Atlas Air Worldwide Holdings, Inc.†	11,193	171,253

Transport - Equipment & Leasing — 0.1%
Aircastle, Ltd.	39,308	213,836
AMERCO†	7,138	264,463
Greenbrier Cos., Inc.	13,786	104,360
TAL International Group, Inc.#	12,236	138,144
Textainer Group Holding Ltd	8,060	81,648

		802,451

AIG Retirement Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Transport - Marine — 0.6%
American Commercial Lines, Inc.†#	30,081	$134,462
Arlington Tankers, Ltd.#	10,706	102,456
Cai Intl, Inc.†	6,196	31,042
DHT Maritime, Inc.#	33,047	176,801
Eagle Bulk Shipping, Inc.#	35,453	153,512
Genco Shipping & Trading, Ltd.#	18,489	168,435
General Maritime Corp.#	22,476	291,289
Golar LNG, Ltd.#	29,756	192,521
Gulfmark Offshore, Inc.†	17,917	507,051
Horizon Lines, Inc. Class A#	25,201	100,804
International Shipholding Corp.†	5,100	112,200
Knightsbridge Tankers, Ltd.#	14,404	214,188
Nordic American Tanker Shipping#	27,838	813,705
Ship Finance International, Ltd.#	33,004	392,418
TBS International, Ltd., Class A†#	8,826	41,482
Teekay Tankers, Ltd. Class A#	11,372	124,182
Ultrapetrol Bahamas, Ltd.†#	21,056	84,013

		3,640,561

Transport - Rail — 0.1%
Genesee & Wyoming, Inc., Class A†	24,781	752,847

Transport - Services — 0.3%
Bristow Group, Inc.†#	19,032	430,694
Dynamex, Inc.†	7,745	141,501
Hub Group, Inc., Class A†	30,028	801,748
Pacer International, Inc.	29,220	283,142
PHI, Inc.†	11,490	141,901
Universal Truckload Services, Inc.†#	5,014	90,453

		1,889,439

Transport - Truck — 0.7%
Arkansas Best Corp.#	18,028	478,643
Celadon Group, Inc.†	18,406	141,910
Forward Air Corp.#	22,875	528,870
Heartland Express, Inc.#	44,995	694,723
Knight Transportation, Inc.#	46,227	728,538
Marten Transport, Ltd.†	12,870	242,600
Old Dominion Freight Lines, Inc.†	22,202	528,408
Patriot Transportation Holding, Inc.†#	1,337	92,520
Saia, Inc.†	11,329	100,941
Werner Enterprises, Inc.#	34,230	594,917
YRC Worldwide, Inc.†#	48,092	191,406

		4,323,476

Travel Services — 0.0%
Ambassadors Group, Inc.#	16,078	145,667

Ultra Sound Imaging Systems — 0.0%
SonoSite, Inc.†#	12,952	234,302

Veterinary Diagnostics — 0.0%
Neogen Corp.†#	12,136	274,152

Vitamins & Nutrition Products — 0.1%
Mannatech, Inc.#	13,262	29,839
Omega Protein Corp.†	15,467	64,343
Schiff Nutrition Intl, Inc.†	7,858	47,777
Synutra International, Inc.†#	8,734	103,934
USANA Health Sciences, Inc.†#	5,881	178,606

		424,499

Water — 0.4%
American States Water Co.	13,527	473,851
California Water Service Group#	15,595	662,787

Security Description	Shares	Market Value (Note 2)

Water (continued)
Connecticut Water Service, Inc.#	5,868	$146,348
Consolidated Water Co., Inc.#	9,576	102,463
Middlesex Water Co.	9,399	161,663
PICO Holdings, Inc.†#	12,455	282,604
SJW Corp.	9,828	275,184
Southwest Water Co.#	16,934	71,631

		2,176,531

Water Treatment Systems — 0.0%
Energy Recovery, Inc.†#	14,541	101,932

Web Hosting/Design — 0.1%
NIC, Inc.	33,596	155,549
Rackspace Hosting, Inc.†	18,230	125,787
Terremark Worldwide, Inc.†#	44,520	161,608
Web.Com Group Inc.†#	23,274	58,883

		501,827

Web Portals/ISP — 0.2%
EarthLink, Inc.†	88,104	586,773
United Online, Inc.	60,802	403,117

		989,890

Wire & Cable Products — 0.2%
Belden, Inc.#	36,853	641,979
Coleman Cable, Inc.†#	6,674	35,706
Encore Wire Corp.#	15,360	260,506
Fushi Copperweld, Inc.†#	12,143	46,143
Insteel Industries, Inc.	14,718	143,648

		1,127,982

Wireless Equipment — 0.4%
Airvana Inc†#	20,306	95,845
Aruba Networks, Inc.†#	44,045	104,387
EMS Technologies, Inc.†	13,137	318,047
Globecomm Systems, Inc.†	16,985	88,152
InterDigital, Inc.†	36,556	969,465
Nextwave Wireless, Inc.†#	40,809	4,897
Novatel Wireless, Inc.†#	26,693	102,234
Powerwave Technologies, Inc.†#	110,686	53,129
RF Micro Devices, Inc.†#	221,588	294,712
ViaSat, Inc.†	19,544	418,828

		2,449,696

Wound, Burn & Skin Care — 0.0%
Obagi Medical Products, Inc.†	14,938	101,130

Total Common Stock
(cost $933,960,692)		578,047,403

RIGHTS — 0.0%
Medical - Biomedical/Gene — 0.0%
OSI Pharmaceuticals, Inc.† Expires 06/08/12 (cost $0)	1,002	0

WARRANTS — 0.0%
Finance - Other Services — 0.0%
Imperial Credit Industries, Inc.† Expires 01/31/08 (Strike price $2.15)(1)(2)(3) (cost $0)	255	0

EXCHANGE TRADED FUNDS — 0.0%
Registered Investment Companies — 0.0%
Kayne Anderson Energy Development Fund# (cost $213,523)	8,466	81,528

AIG Retirement Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares/ Principal Amount	Market Value (Note 2)

CORPORATE BONDS & NOTES — 0.0%
Metal Processors & Fabrication — 0.0%
Mueller Industries, Inc. Sub. Notes 6.00% due 11/01/14 (cost $152,000)	$152,000	$120,840

Total Long-Term Investment Securities
(cost $934,326,215)		578,249,771

SHORT-TERM INVESTMENT SECURITIES — 26.6%
Collective Investment Pool — 20.9%
Securities Lending Quality Trust(4)	133,611,482	127,999,800

Commercial Paper — 4.9%
Erste Finance LLC 0.50% due 12/01/08	30,000,000	30,000,000

U.S. Government Treasuries — 0.8%
United States Treasury Bills
0.02% due 12/18/08(5)	600,000	599,994
0.02% due 01/22/09(5)	270,000	269,992
0.06% due 01/08/09(5)	230,000	229,986
0.07% due 01/15/09(5)	120,000	119,990
0.12% due 12/26/08(5)	1,000,000	999,917
0.18% due 12/26/08(5)	275,000	274,965
0.24% due 12/04/08(5)	1,600,000	1,599,968
0.30% due 12/26/08(5)	225,000	224,953
0.35% due 01/08/09(5)	85,000	84,997

		4,404,762

Total Short-Term Investment Securities
(cost $168,016,244)		162,404,562

REPURCHASE AGREEMENT — 0.6%
Agreement with State Street Bank & Trust Co., bearing interest at .01%, dated 11/30/08, to be repurchased 12/01/08 in the amount of $3,812,003 and collateralized by Federal Home Loan Bank Notes, bearing interest at 5.25%, due 05/21/09 and having an approximate value of $3,927,000 (cost $3,812,000)	3,812,000	$3,812,000

TOTAL INVESTMENTS
(cost $1,106,154,459)(6)	121.6%	744,466,333
Liabilities in excess of other assets	(21.6)	(132,216,967)

NET ASSETS —	100.0%	$612,249,366

†	Non-income producing security
#	The security or a portion thereof is out on loan (See Note 2)
(1)	Fair valued security; see Note 2
(2)	To the extent permitted by the Statement of Additional Information, the Small Cap Index Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2008, the Small Cap Index Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
Imperial Credit Industry (Warrant) Expires 01/31/08 (Strike price $2.15)	02/02/06	225	$0	$0	$0.00	0.00%
iPCS, Inc. (Common Stock)	06/30/06	10,503	554,200
	08/29/06	811	42,172
	11/28/06	481	25,488
	02/13/07	676	35,988
	08/01/07	585	18,881
	10/12/07	560	20,936
	06/27/08	835	24,607
				107,660	$7.45	0.00

		14,451	$722,272	$107,660		0.02%

(3)	Illiquid security. At November 30, 2008, the aggregate value of these securities was $107,660, representing 0.0% of net assets.
(4)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts
Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of November 30, 2008	Unrealized Appreciation (Depreciation)
822 Long	Russell 2000 Index……	December 2008	$43,615,520	$38,855,940	$(4,759,580)

See Notes to Financial Statements

AIG Retirement Company I Small Cap Special Values Fund

PORTFOLIO PROFILE — November 30, 2008 (Unaudited)

Industry Allocation*

Collective Investment Pool	21.1%
Banks — Commercial	8.9
Electric — Integrated	4.7
Insurance — Property/Casualty	3.5
Time Deposits	3.5
Metal Processors & Fabrication	3.1
Insurance — Reinsurance	3.0
Oil Companies — Exploration & Production	2.6
Human Resources	2.6
Consumer Products — Misc.	2.2
Finance — Investment Banker/Broker	2.2
Paper & Related Products	2.1
Real Estate Investment Trusts	2.1
Computers — Memory Devices	2.1
Retail — Apparel/Shoe	2.1
Retail — Convenience Store	1.8
Gas — Distribution	1.8
Retail — Restaurants	1.7
Machinery — General Industrial	1.6
Diversified Operations/Commercial Services	1.5
Networking Products	1.5
Savings & Loans/Thrifts	1.5
Insurance Brokers	1.5
Transport — Truck	1.4
Electronic Components — Semiconductors	1.3
Semiconductor Components — Integrated Circuits	1.3
Electronic Components — Misc.	1.2
Medical — HMO	1.1
Food — Retail	1.1
Building Products — Doors & Windows	1.0
Wire & Cable Products	1.0
Insurance — Life/Health	1.0
Semiconductor Equipment	1.0
Transport — Marine	0.9
Footwear & Related Apparel	0.9
Airlines	0.9
Enterprise Software/Service	0.9
Chemicals — Specialty	0.8
Repurchase Agreements	0.8
Distribution/Wholesale	0.8
Food — Wholesale/Distribution	0.8
Telecom Equipment — Fiber Optics	0.7
E-Commerce/Services	0.7
Web Portals/ISP	0.7
Internet Infrastructure Software	0.7
Oil & Gas Drilling	0.6
Diversified Manufacturing Operations	0.6
Office Furnishings — Original	0.6
Investment Companies	0.6
Telecommunication Equipment	0.6
Chemicals — Plastics	0.6
Auto/Truck Parts & Equipment — Original	0.5
Office Supplies & Forms	0.5
Retail — Home Furnishings	0.5
Insurance — Multi-line	0.5
Chemicals — Diversified	0.5
Computers — Periphery Equipment	0.5
Building — Mobile Home/Manufactured Housing	0.5
Medical Laser Systems	0.4
Aerospace/Defense — Equipment	0.4
Data Processing/Management	0.4
Tobacco	0.4
Funeral Services & Related Items	0.4
Non-Ferrous Metals	0.4
Financial Guarantee Insurance	0.4
Computer Services	0.4
Cellular Telecom	0.4
Publishing — Books	0.4
Industrial Gases	0.4

Aerospace/Defense	0.4
Food — Misc.	0.4
Machinery — Electrical	0.4
Food — Canned	0.3
Lasers — System/Components	0.3
Containers — Metal/Glass	0.3
Computer Graphics	0.3
Finance — Leasing Companies	0.3
Coatings/Paint	0.3
Computers — Integrated Systems	0.3
Recreational Vehicles	0.3
Cosmetics & Toiletries	0.3
Commercial Services — Finance	0.3
Athletic Equipment	0.3
Investment Management/Advisor Services	0.3
E-Commerce/Products	0.3
Multimedia	0.3
Circuit Boards	0.3
Apparel Manufacturers	0.3
Building Products — Wood	0.3
Wireless Equipment	0.2
Retail — Office Supplies	0.2
Software Tools	0.2
Tools — Hand Held	0.2
Electronic Measurement Instruments	0.2
Applications Software	0.2
Medical — Biomedical/Gene	0.2
Batteries/Battery Systems	0.2
Finance — Credit Card	0.2
Building — Residential/Commercial	0.2
Oil-Field Services	0.1
Textile — Apparel	0.1
Retail — Jewelry	0.1
Athletic Footwear	0.1
Retail — Automobile	0.1
Internet Infrastructure Equipment	0.1
Telecom Services	0.1
Retail — Catalog Shopping	0.1
Index Fund — Small Cap	0.1
Publishing — Newspapers	0.1
Textile — Products	0.1
Disposable Medical Products	0.1
Electronic Design Automation	0.1
Oil Field Machinery & Equipment	0.1
Medical Products	0.1
Travel Services	0.1
Commercial Services	0.1
Medical — Generic Drugs	0.1
Retail — Discount	0.1

121.4%

*	Calculated as a percentage of net assets

AIG Retirement Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 95.9%
Aerospace/Defense — 0.4%
Teledyne Technologies, Inc.†	13,070	$530,903

Aerospace/Defense - Equipment — 0.4%
GenCorp, Inc.†#	110,615	316,359
Innovative Solutions and Support, Inc.#	69,632	284,795

		601,154

Airlines — 0.9%
Copa Holdings SA, Class A	20,000	443,400
Skywest, Inc.	53,110	807,272

		1,250,672

Apparel Manufacturers — 0.3%
American Apparel, Inc.†#	54,850	233,113
Delta Apparel, Inc.†	20,376	88,024
Oxford Industries, Inc.#	10,101	60,606

		381,743

Applications Software — 0.2%
Corel Corp.†	67,901	281,789

Athletic Equipment — 0.3%
Nautilus, Inc.†#	138,746	407,913

Athletic Footwear — 0.1%
K-Swiss, Inc., Class A	15,326	193,108

Auto/Truck Parts & Equipment - Original — 0.5%
American Axle & Manufacturing Holdings, Inc.#	111,250	280,350
ArvinMeritor, Inc.#	59,600	235,420
Modine Manufacturing Co.#	31,585	151,924
Superior Industries International, Inc.#	7,097	86,796

		754,490

Banks - Commercial — 8.9%
BancorpSouth, Inc.#	49,234	1,094,964
BOK Financial Corp.#	9,130	423,541
Citizens Republic Bancorp.#	47,180	111,345
City Holding Co.	16,830	596,119
Colonial BancGroup, Inc.#	92,790	232,903
Columbia Banking System, Inc.#	25,250	253,762
East West Bancorp, Inc.#	34,510	510,748
First Citizens BancShares, Inc., Class A	25,705	3,612,838
First Horizon National Corp.#	39,860	426,103
Hanmi Financial Corp.#	68,250	160,387
IBERIABANK Corp.#	8,388	441,628
PacWest Bancorp#	10,270	273,182
Provident Bankshares Corp.#	71,550	674,001
Renasant Corp.	48,972	947,608
Sterling Bancshares, Inc.#	113,954	763,492
Synovus Financial Corp.#	37,840	314,829
The South Financial Group, Inc.	21,140	91,325
UMB Financial Corp.#	29,430	1,407,048
Webster Financial Corp.#	35,000	525,000
Whitney Holding Corp.#	4,360	76,431

		12,937,254

Batteries/Battery Systems — 0.2%
EnerSys†#	31,260	266,648

Building Products - Doors & Windows — 1.0%
Apogee Enterprises, Inc.#	56,143	437,915
Quanex Building Products	116,183	1,075,855

		1,513,770

Building Products - Wood — 0.3%
Universal Forest Products, Inc.#	17,950	377,488

Security Description	Shares	Market Value (Note 2)

Building - Mobile Home/Manufactured Housing — 0.5%
Cavco Industries, Inc.†#	21,585	$653,162

Building - Residential/Commercial — 0.2%
M/I Homes, Inc.#	23,200	244,528

Cellular Telecom — 0.4%
Centennial Communications Corp.†	70,980	548,675

Chemicals - Diversified — 0.5%
Innospec, Inc.#	23,710	136,570
Olin Corp.	33,730	552,497

		689,067

Chemicals - Plastics — 0.6%
A. Schulman, Inc.	52,452	711,774
Spartech Corp.	14,920	86,536

		798,310

Chemicals - Specialty — 0.8%
American Pacific Corp.†#(2)	29,799	302,162
Arch Chemicals, Inc.	27,078	782,013
Omnova Solutions, Inc.†	136,318	144,497

		1,228,672

Circuit Boards — 0.3%
Park Electrochemical Corp.	5,478	97,399
TTM Technologies, Inc.†#	58,400	298,424

		395,823

Coatings/Paint — 0.3%
RPM International, Inc.	36,580	438,594

Commercial Services — 0.1%
Ticketmaster, Inc.†#	21,904	87,397

Commercial Services - Finance — 0.3%
Deluxe Corp.	38,790	408,071
Tree.com, Inc.†#	1	2

		408,073

Computer Graphics — 0.3%
Monotype Imaging Holdings, Inc.†#	68,771	371,364
Trident Microsystems, Inc.†#	50,587	84,986

		456,350

Computer Services — 0.4%
CACI International, Inc., Class A†#	12,420	551,572

Computers - Integrated Systems — 0.3%
BancTec, Inc.*(1)(2)	123,100	437,005

Computers - Memory Devices — 2.1%
Imation Corp.#	210,224	2,791,775
Quantum Corp.†#	483,660	58,039
Silicon Graphics, Inc.†#	18,480	49,896
Smart Modular Technologies WWH, Inc.†#	171,096	153,986

		3,053,696

Computers - Periphery Equipment — 0.5%
Electronics for Imaging, Inc.†	67,269	657,218

Consumer Products - Misc. — 2.2%
Blyth, Inc.#	176,610	1,464,097
Helen of Troy, Ltd.†	7,939	124,325
Prestige Brands Holdings, Inc.†	115,362	902,131
Tupperware Brands Corp.	11,324	222,743
WD-40 Co.#	15,431	441,326

		3,154,622

AIG Retirement Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Containers - Metal/Glass — 0.3%
Greif, Inc., Class A	14,810	$490,951

Cosmetics & Toiletries — 0.3%
Elizabeth Arden, Inc.†	29,960	422,436

Data Processing/Management — 0.4%
CSG Systems International, Inc.†	35,060	590,410

Disposable Medical Products — 0.1%
ICU Medical, Inc.†	5,008	151,492

Distribution/Wholesale — 0.8%
Owens & Minor, Inc.	12,590	522,863
School Specialty, Inc.†#	16,670	267,053
WESCO International, Inc.†	22,730	336,177

		1,126,093

Diversified Manufacturing Operations — 0.6%
Acuity Brands, Inc.#	8,184	220,641
Crane Co.	16,915	250,680
EnPro Industries, Inc.†#	22,855	426,703

		898,024

Diversified Operations/Commercial Services — 1.5%
Viad Corp.	83,998	2,243,587

E-Commerce/Products — 0.3%
Stamps.com, Inc.†#	45,440	402,598

E-Commerce/Services — 0.7%
IAC/InterActive Corp.†#	72,426	1,071,181

Electric - Integrated — 4.7%
Allete, Inc.#	80,772	2,764,018
Black Hills Corp.	21,942	566,323
El Paso Electric Co.†	77,676	1,399,722
UIL Holdings Corp.#	18,780	559,456
Unisource Energy Corp.	25,690	721,118
Westar Energy, Inc.	40,090	811,021

		6,821,658

Electronic Components - Misc. — 1.2%
AVX Corp.#	73,840	645,362
Benchmark Electronics, Inc.†	68,593	869,759
Celestica ,Inc.†#	14,226	70,988
Technitrol, Inc.	26,522	92,827
Vishay Intertechnology, Inc.†	30,587	133,359

		1,812,295

Electronic Components - Semiconductors — 1.3%
DSP Group, Inc.†	72,612	415,341
Lattice Semiconductor Corp.†#	297,974	452,920
Mellanox Tecnologies Ltd†	48,200	356,680
Zoran Corp.†#	95,999	721,913

		1,946,854

Electronic Design Automation — 0.1%
Mentor Graphics Corp.†#	21,131	143,268

Electronic Measurement Instruments — 0.2%
Orbotech, Ltd.†	70,800	298,068

Energy - Alternate Sources — 0.0%
BioFuel Energy Corp.†#	48,892	20,046

Enterprise Software/Service — 0.9%
Lawson Software, Inc.†#	106,758	418,491
Novell, Inc.†	180,361	820,643

		1,239,134

Security Description	Shares	Market Value (Note 2)

Finance - Credit Card — 0.2%
Advanta Corp., Class B#	89,640	$264,438

Finance - Investment Banker/Broker — 2.2%
Investment Technology Group, Inc.†#	43,016	719,658
Knight Capital Group, Inc., Class A†#	61,912	1,024,643
SWS Group, Inc.	49,960	730,415
TradeStation Group, Inc.†#	94,740	665,075

		3,139,791

Finance - Leasing Companies — 0.3%
Financial Federal Corp.#	23,450	450,709

Finance - Mortgage Loan/Banker — 0.0%
Deerfield Capital Corp.#	17,639	49,389

Financial Guarantee Insurance — 0.4%
Assured Guaranty, Ltd.#	29,869	335,728
MGIC Investment Corp.#	85,920	233,702

		569,430

Food - Canned — 0.3%
Treehouse Foods, Inc.†#	21,345	507,798

Food - Misc. — 0.4%
American Italian Pasta Co.† Class A#	35,782	518,839

Food - Retail — 1.1%
Ruddick Corp.#	34,390	940,911
Weis Markets, Inc.	20,360	643,783

		1,584,694

Food - Wholesale/Distribution — 0.8%
Spartan Stores, Inc.#	46,320	1,098,710

Footwear & Related Apparel — 0.9%
Iconix Brand Group, Inc.†#	66,030	559,274
Steven Madden, Ltd.†	29,610	506,627
Timberland Co., Class A†#	24,220	245,833

		1,311,734

Funeral Services & Related Items — 0.4%
Hillenbrand, Inc.	36,660	583,627

Gas - Distribution — 1.8%
Atmos Energy Corp.	36,136	900,871
Energen Corp.	13,000	400,400
Laclede Group, Inc.	7,880	415,118
Southwest Gas Corp.	36,770	952,343

		2,668,732

Health Care Cost Containment — 0.0%
Hooper Holmes, Inc.†	282,580	67,819

Human Resources — 2.6%
Administaff, Inc.	2,529	43,195
AMN Healthcare Services, Inc.†	107,199	956,215
Gevity HR, Inc.#	131,586	209,222
Heidrick & Struggles International, Inc.#	47,531	983,892
Kenexa Corp.†#	19,527	117,943
Korn/Ferry International†#	55,841	687,403
Monster Worldwide, Inc.†#	69,154	793,196

		3,791,066

Industrial Gases — 0.4%
Airgas, Inc.	14,880	531,960

Insurance Brokers — 1.5%
Willis Group Holdings, Ltd.	93,894	2,166,135

AIG Retirement Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Insurance - Life/Health — 1.0%
American Equity Investment Life Holding Co.#	94,490	$587,728
FBL Financial Group, Inc., Class A#	11,585	131,721
Presidential Life Corp.#	53,450	575,122
The Phoenix Cos., Inc.	58,426	166,514

		1,461,085

Insurance - Multi-line — 0.5%
Hanover Insurance Group, Inc.	17,730	714,874

Insurance - Property/Casualty — 3.5%
Arch Capital Group, Ltd.†	7,030	476,564
Infinity Property & Casualty Corp.	18,000	826,020
Navigators Group, Inc.†	14,590	792,237
Safety Insurance Group, Inc.	27,410	961,543
Selective Insurance Group, Inc.	50,138	1,151,168
Stewart Information Services Corp.	79,361	928,524

		5,136,056

Insurance - Reinsurance — 3.0%
Endurance Specialty Holdings, Ltd.#	95,227	2,563,511
IPC Holdings, Ltd.	65,852	1,843,856

		4,407,367

Internet Infrastructure Equipment — 0.1%
Avocent Corp.†#	10,046	188,965

Internet Infrastructure Software — 0.7%
Chordiant Software, Inc.†	102,516	281,919
F5 Networks, Inc.†#	17,750	441,975
TIBCO Software, Inc.†#	49,536	239,754

		963,648

Internet Security — 0.0%
SonicWALL, Inc.†#	6,706	26,288

Investment Companies — 0.6%
Apollo Investment Corp.#	13,032	110,642
Hercules Technology Growth Capital, Inc.#	78,678	507,473
KKR Financial Holdings, LLC#	32,420	31,772
Kohlberg Capital Corp.#	48,402	198,448

		848,335

Investment Management/Advisor Services — 0.3%
Eaton Vance Corp.#	6,460	123,515
Westwood Holdings Group, Inc.#(2)	8,937	279,728

		403,243

Lasers - System/Components — 0.3%
Coherent, Inc.†#	20,043	498,870

Machinery - Electrical — 0.4%
Franklin Electric Co., Inc.#	17,432	514,593

Machinery - General Industrial — 1.6%
Applied Industrial Technologies, Inc.#	20,160	384,249
Chart Industries, Inc.†	20,730	198,179
Kadant, Inc.†(2)	83,684	1,253,586
Middleby Corp.†#	15,640	506,267

		2,342,281

Medical Laser Systems — 0.4%
Cutera, Inc.†	70,670	628,256

Medical Products — 0.1%
Syneron Medical, Ltd.†	13,745	100,476

Medical - Biomedical/Gene — 0.2%
Cambrex Corp.†	77,512	269,742

Medical - Generic Drugs — 0.1%
Par Pharmaceutical Cos., Inc.†	7,189	83,824

Security Description	Shares	Market Value (Note 2)

Medical - HMO — 1.1%
AMERIGROUP Corp.†	33,550	$823,988
Healthspring, Inc.†	55,530	810,183

		1,634,171

Metal Processors & Fabrication — 3.1%
CIRCOR International, Inc.	5,633	122,968
Commercial Metals Co.	13,936	166,953
Haynes International, Inc.†#	10,830	197,431
Mueller Industries, Inc.	170,158	3,964,682

		4,452,034

Multimedia — 0.3%
Journal Communications, Inc., Class A#	169,821	402,476

Networking Products — 1.5%
Adaptec, Inc.†	274,975	772,680
Foundry Networks, Inc.†	17,620	272,934
Ixia†	64,070	393,390
Netgear, Inc.†	66,413	803,597

		2,242,601

Non-Ferrous Metals — 0.4%
USEC, Inc.†	148,210	570,608

Office Furnishings - Original — 0.6%
Interface, Inc. Class A	42,105	233,262
Knoll, Inc.	57,900	623,583

		856,845

Office Supplies & Forms — 0.5%
ACCO Brands Corp.†#	135,629	124,779
Ennis, Inc.#	60,572	616,017

		740,796

Oil & Gas Drilling — 0.6%
Atwood Oceanics, Inc.†	50,798	919,444

Oil Companies - Exploration & Production — 2.6%
Approach Resources, Inc.†	19,880	172,757
Cabot Oil & Gas Corp.	9,470	283,816
Forest Oil Corp.†#	6,607	115,292
Mariner Energy, Inc.†#	101,972	1,120,672
Rosetta Resources, Inc.†	29,196	219,846
St. Mary Land & Exploration Co.	21,809	438,579
Stone Energy Corp.†#	44,078	732,577
Swift Energy Co.†#	15,340	327,816
Whiting Petroleum Corp.†	10,711	410,231

		3,821,586

Oil Field Machinery & Equipment — 0.1%
WSP Holdings, Ltd. ARD†#	30,300	122,412

Oil-Field Services — 0.1%
Global Industries, Ltd.†#	69,429	204,816

Paper & Related Products — 2.1%
Glatfelter	53,926	513,375
Neenah Paper, Inc.#	84,904	694,515
Schweitzer-Mauduit International, Inc.#	56,723	1,045,972
Wausau Paper Corp.	83,120	855,305

		3,109,167

Publishing - Books — 0.4%
Courier Corp.#	29,832	543,837

Publishing - Newspapers — 0.1%
AH Belo Corp.#	75,861	153,239

AIG Retirement Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Real Estate Investment Trusts — 2.1%
Arbor Realty Trust, Inc.#	44,280	$120,884
Capital Trust, Inc., Class A#	19,550	97,750
DiamondRock Hospitality Co.	48,550	180,606
Entertainment Properties Trust#	17,662	433,249
Getty Realty Corp.	41,340	773,471
Hersha Hospitality Trust	81,670	287,478
MFA Mtg. Investments, Inc.	134,860	834,784
NorthStar Realty Finance Corp.#	53,205	180,897
Pennsylvania Real Estate Investment Trust#	34,860	156,870

		3,065,989

Recreational Vehicles — 0.3%
Arctic Cat, Inc.#	70,670	427,553

Retail - Apparel/Shoe — 2.1%
AnnTaylor Stores Corp.†#	24,774	111,235
Brown Shoe Co., Inc.#	49,960	281,774
Christopher & Banks Corp.#	50,501	170,188
Foot Locker, Inc.	33,908	228,201
Genesco, Inc.†#	42,847	576,721
Jos. A. Bank Clothiers, Inc.†#	27,050	528,828
Kenneth Cole Productions, Inc. Class A#	55,047	481,661
Men’s Wearhouse, Inc.#	12,296	130,829
Phillips-Van Heusen Corp.	17,140	298,922
Stage Stores, Inc.	30,115	174,065

		2,982,424

Retail - Automobile — 0.1%
Sonic Automotive, Inc.#	59,130	190,399

Retail - Catalog Shopping — 0.1%
Coldwater Creek, Inc.†#	90,930	174,586

Retail - Convenience Store — 1.8%
Casey’s General Stores, Inc.	90,459	2,682,109

Retail - Discount — 0.1%
HSN, Inc.†#	20,631	77,160

Retail - Home Furnishings — 0.5%
Haverty Furniture Cos., Inc.#	64,720	549,473
Pier 1 Imports, Inc.†#	196,330	174,733

		724,206

Retail - Jewelry — 0.1%
Zale Corp.†#	33,350	197,765

Retail - Office Supplies — 0.2%
OfficeMax, Inc.#	63,020	343,459

Retail - Restaurants — 1.7%
DineEquity, Inc.#	17,304	220,280
Ruby Tuesday, Inc.†#	252,251	290,089
The Cheesecake Factory, Inc.†#	30,173	219,659
Wendy’s/Arby’s Group, Inc., Class A#	417,672	1,679,041

		2,409,069

Savings & Loans/Thrifts — 1.5%
NewAlliance Bancshares, Inc.#	157,850	2,175,173

Semiconductor Components - Integrated Circuits — 1.3%
Anadigics, Inc.†#	41,140	51,014
Emulex Corp.†	46,780	333,541
Exar Corp.†#	96,560	650,814
Micrel, Inc.#	53,570	396,418
Standard Microsystems Corp.†	25,754	392,491

		1,824,278

Security Description	Shares	Market Value (Note 2)

Semiconductor Equipment — 1.0%
ATMI, Inc.†	44,644	$532,157
Cabot Microelectronics Corp.†	25,173	623,535
Cohu, Inc.#	6,265	70,168
GSI Group, Inc.†	44,654	47,780
Ultra Clean Holdings, Inc.†#	81,395	171,743

		1,445,383

Software Tools — 0.2%
Borland Software Corp.†#	254,744	331,167

Telecom Equipment - Fiber Optics — 0.7%
Ciena Corp.†#	57,886	428,356
Oplink Communications, Inc.†	58,980	445,299
Sycamore Networks, Inc.†	67,611	207,566

		1,081,221

Telecom Services — 0.1%
NTELOS Holdings Corp.	7,890	175,237

Telecommunication Equipment — 0.6%
Arris Group, Inc.†	75,252	541,062
CommScope, Inc.†#	23,120	261,025

		802,087

Textile - Apparel — 0.1%
Perry Ellis International, Inc.†	37,520	203,358

Textile - Products — 0.1%
Dixie Group, Inc.†#(2)	50,309	151,933

Tobacco — 0.4%
Universal Corp.#	18,337	586,234

Tools - Hand Held — 0.2%
Snap - on, Inc.#	8,320	299,936

Transport - Marine — 0.9%
Gulfmark Offshore, Inc.†	15,810	447,423
TBS International, Ltd., Class A†#	23,171	108,904
Tidewater, Inc.#	19,290	761,569

		1,317,896

Transport - Truck — 1.4%
Arkansas Best Corp.#	74,629	1,981,400

Travel Services — 0.1%
Interval Leisure Group, Inc.†	17,576	93,153

Web Portals/ISP — 0.7%
EarthLink, Inc.†#	84,340	561,705
United Online, Inc.	75,840	502,819

		1,064,524

Wire & Cable Products — 1.0%
Belden, Inc.#	65,243	1,136,533
General Cable Corp.†#	19,732	325,775

		1,462,308

Wireless Equipment — 0.2%
Novatel Wireless, Inc.†#	93,730	358,986

Total Common Stock
(cost $236,397,700)		139,273,590

CALL OPTION - PURCHASED — 0.0%
Machinery - General Industrial — 0.0%
Chart Industries, Inc. Dec 08 (Strike price $40)
(cost $19,648)	46	465

AIG Retirement Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares/ Principal Amount	Market Value (Note 2)

EXCHANGE TRADED FUNDS — 0.1%
Index Fund - Small Cap — 0.1%
iShares Russell 2000 Index Fund# (cost $225,252)	3,514	$165,896

Total Long-Term Investment Securities
(cost $236,642,600)		139,439,951

SHORT-TERM INVESTMENT SECURITIES — 24.6%
Collective Investment Pool — 21.1%
Securities Lending Quality Trust(3)	32,021,642	30,676,733

Time Deposits — 3.5%
Euro Time Deposit with State Street Bank & Trust Co. 0.15% due 12/01/08	$5,091,000	5,091,000

Total Short-Term Investment Securities
(cost $37,112,642)		35,767,733

REPURCHASE AGREEMENT — 0.8%
Agreement with Banc of America Securities LLC, bearing interest at 0.28% dated 11/28/08 to be repurchased 12/01/08 in the amount of $1,164,027 and collateralized by Federal Home Loan Bank Notes, bearing interest at 1.90%, due 03/20/09 and having an approximate value of $1,188,755 (cost $1,164,000)	1,164,000	1,164,000

TOTAL INVESTMENTS
(cost $274,919,242)(4)	121.4%	176,371,684
Liabilities in excess of other assets	(21.4)	(31,135,257)

NET ASSETS —	100.0%	$145,236,427

†	Non-income producing security
#	The security or a portion thereof is out on loan (See Note 2)
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2008, the aggregate value of these securities was $437,005 representing 0.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Fair valued security; see Note 2
(2)	Illiquid security. At November 30, 2008, the aggregate value of these securities was $2,424,414 representing 1.7% of net assets.
(3)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(4)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

Open call option contracts written at November 30, 2008 for the Small Cap Special Value Fund were as follows:
Issue	Contract Month	Strike Price	Number of Contracts	Premiums Received	Market Value at November 30, 2008	Unrealized Appreciation (Depreciation)
Chart Industries, Inc.	Dec-08	$45.00	93	$20,624	$465	$20,159

See Notes to Financial Statements

AIG Retirement Company I Small-Mid Growth Fund

PORTFOLIO PROFILE — November 30, 2008 (Unaudited)

Industry Allocation*

Collective Investment Pool	21.6%
Medical — Biomedical/Gene	5.4
Time Deposits	4.8
Schools	4.7
Oil Companies — Exploration & Production	4.2
Medical Products	3.2
Banks — Commercial	3.0
Electronic Components — Semiconductors	2.8
Internet Infrastructure Software	2.4
Commercial Services	2.3
Finance — Investment Banker/Broker	2.2
Medical — Drugs	2.1
Consulting Services	2.0
Telecommunication Equipment	1.9
Physical Therapy/Rehabilitation Centers	1.9
Diagnostic Kits	1.9
Cosmetics & Toiletries	1.9
Transport — Truck	1.9
Food — Misc.	1.7
Enterprise Software/Service	1.5
Cellular Telecom	1.5
Retail — Apparel/Shoe	1.5
Electronic Measurement Instruments	1.4
Racetracks	1.4
Computer Services	1.4
Web Hosting/Design	1.2
Semiconductor Components — Integrated Circuits	1.2
Medical Information Systems	1.2
Retail — Catalog Shopping	1.2
Machinery — General Industrial	1.2
Semiconductor Equipment	1.1
Diagnostic Equipment	1.1
Computer Aided Design	1.1
Oil — Field Services	1.1
Medical Instruments	1.0
Insurance — Multi-line	1.0
Respiratory Products	0.9
E-Marketing/Info	0.9
Toys	0.9
X-Ray Equipment	0.9
Wire & Cable Products	0.9
Commercial Services — Finance	0.8
Savings & Loans/Thrifts	0.8
Retail — Restaurants	0.8
Aerospace/Defense — Equipment	0.8
Non-Hazardous Waste Disposal	0.7
Educational Software	0.7
Hazardous Waste Disposal	0.7
Medical — Outpatient/Home Medical	0.7
Retail — Petroleum Products	0.6
Food — Canned	0.6
Medical Labs & Testing Services	0.6
Retail — Pawn Shops	0.6
Web Portals/ISP	0.6
Patient Monitoring Equipment	0.6
Food — Baking	0.6
Oil & Gas Drilling	0.6
Wireless Equipment	0.6
Retail — Computer Equipment	0.6
Agricultural Chemicals	0.6
Consumer Products — Misc.	0.5
E-Commerce/Services	0.5
Medical — Nursing Homes	0.5
E-Commerce/Products	0.5
Index Fund — Small Cap	0.5
Advanced Materials	0.5
Internet Application Software	0.5
Engineering/R&D Services	0.4
Oil Field Machinery & Equipment	0.4

Printing — Commercial	0.4
Insurance — Property/Casualty	0.4
Beverages — Non-alcoholic	0.4
Footwear & Related Apparel	0.4
Metal Processors & Fabrication	0.4
Theaters	0.4
Therapeutics	0.4
Batteries/Battery Systems	0.4
Containers — Metal/Glass	0.4
Steel — Producers	0.4
Intimate Apparel	0.3
Seismic Data Collection	0.3
Quarrying	0.3
Investment Management/Advisor Services	0.3
Distribution/Wholesale	0.3
Electric — Integrated	0.3
Chemicals — Specialty	0.3
Networking Products	0.3
Veterinary Diagnostics	0.2
Electronic Components — Misc.	0.2
Transport — Air Freight	0.2
Power Converter/Supply Equipment	0.2
Filtration/Separation Products	0.2
Telecom Services	0.1
Internet Security	0.1
Physicians Practice Management	0.1

122.1%

*	Calculated as a percentage of net assets

AIG Retirement Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 95.2%
Advanced Materials — 0.5%
Hexcel Corp.†#	42,400	$318,000

Aerospace/Defense - Equipment — 0.8%
Argon ST, Inc.†	26,534	519,801

Agricultural Chemicals — 0.6%
CF Industries Holdings, Inc.#	7,231	380,568

Banks - Commercial — 3.0%
Associated Banc - Corp.#	37,539	815,723
First Horizon National Corp.#	28,800	307,872
PrivateBancorp, Inc.#	28,020	873,103

		1,996,698

Batteries/Battery Systems — 0.4%
EnerSys†#	29,353	250,381

Beverages - Non - alcoholic — 0.4%
Hansen Natural Corp.†#	9,400	279,650

Cellular Telecom — 1.5%
NII Holdings, Inc.†#	28,848	560,805
Syniverse Holdings, Inc.†	45,049	440,129

		1,000,934

Chemicals - Specialty — 0.3%
Cytec Industries, Inc.	8,100	178,443

Commercial Services — 2.3%
HMS Holdings Corp.†	13,000	383,500
Quanta Services, Inc.†	34,800	565,848
Steiner Leisure, Ltd.†	9,700	234,643
Team, Inc.†#	12,900	364,038

		1,548,029

Commercial Services - Finance — 0.8%
Bankrate, Inc.†#	14,932	410,182
TNS, Inc.†	18,200	155,610

		565,792

Computer Aided Design — 1.1%
Ansys, Inc.†#	25,260	729,004

Computer Services — 1.4%
LivePerson, Inc.†#	82,900	121,863
Syntel, Inc.#	33,548	805,823

		927,686

Computers - Integrated Systems — 0.0%
MICROS Systems, Inc.†	1	17

Consulting Services — 2.0%
FTI Consulting, Inc.†#	11,554	633,621
Watson Wyatt Worldwide, Inc., Class A	18,281	737,090

		1,370,711

Consumer Products - Misc. — 0.5%
The Scotts Miracle - Gro Co., Class A	11,338	366,898

Containers - Metal/Glass — 0.4%
Silgan Holdings, Inc.	5,500	248,820

Cosmetics & Toiletries — 1.9%
Alberto - Culver Co.	36,704	788,035
Chattem, Inc.†#	6,700	486,219

		1,274,254

Diagnostic Equipment — 1.1%
Cepheid, Inc.†	24,400	331,352
Immucor, Inc.†	17,000	412,590

		743,942

Security Description	Shares	Market Value (Note 2)

Diagnostic Kits — 1.9%
Meridian Bioscience, Inc.	21,100	$502,813
Qiagen NV†#	49,141	792,644

		1,295,457

Distribution/Wholesale — 0.3%
LKQ Corp.†#	17,900	186,518

E - Commerce/Products — 0.5%
Blue Nile, Inc.†#	14,600	348,356

E - Commerce/Services — 0.5%
Priceline.com, Inc.†	5,097	351,693

E - Marketing/Info — 0.9%
comScore, Inc.†	25,665	239,198
Constant Contact, Inc.†#	26,430	368,698

		607,896

Educational Software — 0.7%
Blackboard, Inc.†#	19,700	485,211

Electric - Integrated — 0.3%
Pike Electric Corp.†	14,909	181,144

Electronic Components - Misc. — 0.2%
Benchmark Electronics, Inc.†	12,700	161,036

Electronic Components - Semiconductors — 2.8%
Cavium Networks, Inc.†#	28,400	308,140
Mellanox Tecnologies Ltd†	36,700	271,580
Monolithic Power Systems, Inc.†#	50,126	479,706
Netlogic Microsystems, Inc.†#	46,226	861,652

		1,921,078

Electronic Measurement Instruments — 1.4%
FLIR Systems, Inc.†#	30,728	953,183

Engineering/R&D Services — 0.4%
Stanley, Inc.†	9,530	304,007

Enterprise Software/Service — 1.5%
Concur Technologies, Inc.†#	20,700	568,215
Taleo Corp., Class A†	10,760	69,510
The Ultimate Software Group, Inc.†#	25,200	385,812

		1,023,537

Filtration/Separation Products — 0.2%
Polypore International, Inc.†#	23,789	107,288

Finance - Investment Banker/Broker — 2.2%
Greenhill & Co., Inc.#	7,283	495,972
KBW, Inc.†#	13,974	317,350
Stifel Financial Corp.†#	15,649	673,063

		1,486,385

Food - Baking — 0.6%
Flowers Foods, Inc.#	14,600	390,988

Food - Canned — 0.6%
Treehouse Foods, Inc.†#	16,900	402,051

Food - Misc. — 1.7%
Hain Celestial Group, Inc.†#	21,664	340,991
Ralcorp Holdings, Inc.†	13,459	841,995

		1,182,986

Footwear & Related Apparel — 0.4%
Iconix Brand Group, Inc.†#	32,800	277,816

Hazardous Waste Disposal — 0.7%
Clean Harbors, Inc.†	7,500	473,475

AIG Retirement Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Insurance - Multi - line — 1.0%
HCC Insurance Holdings, Inc.#	28,056	$653,985

Insurance - Property/Casualty — 0.4%
ProAssurance Corp.†	5,300	289,327

Internet Application Software — 0.5%
Vocus, Inc.†	17,100	310,707

Internet Infrastructure Software — 2.4%
F5 Networks, Inc.†#	56,800	1,414,320
SupportSoft, Inc.†#	98,991	198,972

		1,613,292

Internet Security — 0.1%
SonicWALL, Inc.†#	22,700	88,984

Intimate Apparel — 0.3%
The Warnaco Group, Inc.†	11,235	201,106

Investment Management/Advisor Services — 0.3%
Waddell & Reed Financial, Inc., Class A	14,000	188,160

Machinery - General Industrial — 1.2%
Roper Industries, Inc.	17,054	780,562

Medical Information Systems — 1.2%
Eclipsys Corp.†#	15,400	202,048
Quality Systems, Inc.#	20,269	609,489

		811,537

Medical Instruments — 1.0%
NuVasive, Inc.†#	9,800	337,610
Thoratec Corp.†#	12,900	322,887

		660,497

Medical Labs & Testing Services — 0.6%
ICON PLC ADR†#	18,866	399,771

Medical Products — 3.2%
Haemonetics Corp.†	5,100	291,669
Hospira, Inc.†#	15,980	479,879
Varian Medical Systems, Inc.†#	20,569	830,165
Wright Medical Group, Inc.†	16,600	281,536
Zoll Medical Corp.†	14,200	252,902

		2,136,151

Medical - Biomedical/Gene — 5.4%
Alexion Pharmaceuticals, Inc.†#	10,900	366,894
AMAG Pharmaceuticals, Inc.†#	13,340	449,291
Cubist Pharmaceuticals, Inc.†#	13,700	336,472
Illumina, Inc.†#	23,100	508,431
Integra LifeSciences Holdings Corp.†	8,100	255,069
Life Technologies Corp.†#	18,134	473,297
Myriad Genetics, Inc.†#	3,100	183,768
OSI Pharmaceuticals, Inc.†#	11,494	427,577
Sequenom, Inc.†#	27,800	464,538
United Therapeutics Corp.†#	2,900	159,007

		3,624,344

Medical - Drugs — 2.1%
Cephalon, Inc.†#	14,242	1,046,502
Shire PLC ADR	8,448	346,368

		1,392,870

Medical - Nursing Homes — 0.5%
Sun Healthcare Group, Inc.†	35,090	351,602

Medical - Outpatient/Home Medical — 0.7%
Amedisys, Inc.†#	11,800	458,902

Security Description	Shares	Market Value (Note 2)

Metal Processors & Fabrication — 0.4%
RBC Bearings, Inc.†	12,200	$277,184

Networking Products — 0.3%
Switch & Data Facilities Co., Inc.†#	33,700	175,577

Non - Hazardous Waste Disposal — 0.7%
Waste Connections, Inc.†	17,300	488,379

Oil & Gas Drilling — 0.6%
Atwood Oceanics, Inc.†#	21,518	389,476

Oil Companies - Exploration & Production — 4.2%
Cabot Oil & Gas Corp.	13,007	389,820
Continental Resources, Inc.†#	22,816	446,053
Denbury Resources, Inc.†#	31,421	299,442
PetroHawk Energy Corp.†	35,300	616,691
Petroquest Energy, Inc.†#	30,800	215,908
Southwestern Energy Co.†	25,343	871,039

		2,838,953

Oil Field Machinery & Equipment — 0.4%
Dril - Quip, Inc.†	6,100	120,048
NATCO Group, Inc., Class A†	10,000	181,300

		301,348

Oil - Field Services — 1.1%
Core Laboratories NV#	4,600	306,406
Matrix Service Co.†#	21,224	162,151
Oceaneering International, Inc.†	9,600	247,872

		716,429

Patient Monitoring Equipment — 0.6%
Masimo Corp.†#	14,362	391,939

Physical Therapy/Rehabilitation Centers — 1.9%
Psychiatric Solutions, Inc.†#	51,853	1,311,881

Physicians Practice Management — 0.1%
Pediatrix Medical Group, Inc.†	2,200	68,464

Power Converter/Supply Equipment — 0.2%
Advanced Energy Industries, Inc.†	16,100	125,258

Printing - Commercial — 0.4%
VistaPrint, Ltd.†#	18,217	297,848

Quarrying — 0.3%
Compass Minerals International, Inc.	3,405	190,646

Racetracks — 1.4%
Penn National Gaming, Inc.†	44,562	944,714

Respiratory Products — 0.9%
ResMed, Inc.†	17,614	640,093

Retail - Apparel/Shoe — 1.5%
Aeropostale, Inc.†#	31,453	475,569
Hanesbrands, Inc.†#	40,486	523,079

		998,648

Retail - Catalog Shopping — 1.2%
MSC Industrial Direct Co., Inc., Class A#	23,232	804,059

Retail - Computer Equipment — 0.6%
GameStop Corp., Class A†#	17,430	380,845

Retail - Pawn Shops — 0.6%
Cash America International, Inc.#	14,671	396,264

Retail - Petroleum Products — 0.6%
World Fuel Services Corp.	11,566	419,846

Retail - Restaurants — 0.8%
Buffalo Wild Wings, Inc.†#	23,386	536,943

AIG Retirement Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Savings & Loans/Thrifts — 0.8%
NewAlliance Bancshares, Inc.#	40,087	$552,399

Schools — 4.7%
Capella Education Co.†#	25,213	1,509,250
Strayer Education, Inc.#	7,055	1,690,449

		3,199,699

Seismic Data Collection — 0.3%
ION Geophysical Corp.†	64,375	193,125

Semiconductor Components - Integrated Circuits — 1.2%
Power Integrations, Inc.#	44,470	813,801

Semiconductor Equipment — 1.1%
ATMI, Inc.†	17,214	205,191
FormFactor, Inc.†#	16,600	224,598
Tessera Technologies, Inc.†	19,000	349,220

		779,009

Steel - Producers — 0.4%
Steel Dynamics, Inc.#	30,118	248,775

Telecom Services — 0.1%
Neutral Tandem, Inc.†	7,178	105,588

Telecommunication Equipment — 1.9%
Adtran, Inc.	11,500	163,300
Comtech Telecommunications Corp.†#	8,000	379,440
Nice Systems, Ltd. ADR†	34,736	774,613

		1,317,353

Theaters — 0.4%
National CineMedia, Inc.#	33,000	268,620

Therapeutics — 0.4%
BioMarin Pharmaceuticals, Inc.†#	15,400	262,262

Toys — 0.9%
Marvel Entertainment, Inc.†	20,100	591,945

Transport - Air Freight — 0.2%
Atlas Air Worldwide Holdings, Inc.†#	8,800	134,640

Transport - Truck — 1.9%
Forward Air Corp.#	19,000	439,280
Heartland Express, Inc.#	20,500	316,520
Landstar System, Inc.#	15,485	497,688

		1,253,488

Veterinary Diagnostics — 0.2%
VCA Antech, Inc.†#	9,100	173,355

Web Hosting/Design — 1.2%
Equinix, Inc.†#	8,100	367,821
NIC, Inc.	100,664	466,074

		833,895

Web Portals/ISP — 0.6%
SINA Corp.†#	12,698	392,368

Wire & Cable Products — 0.9%
General Cable Corp.†#	35,002	577,883

Wireless Equipment — 0.6%
SBA Communications Corp., Class A†	24,300	383,697

X - Ray Equipment — 0.9%
Hologic, Inc.†#	41,152	578,597

Total Common Stock
(cost $84,664,104)		64,156,823

Security Description	Shares/ Principal Amount	Market Value (Note 2)

EXCHANGE TRADED FUNDS — 0.5%
Index Fund - Small Cap — 0.5%
iShares Russell 2000 Index Fund# (cost $502,056)	7,013	$331,084

Total Long - Term Investment Securities
(cost $85,166,160)		64,487,907

SHORT - TERM INVESTMENT SECURITIES — 26.4%
Collective Investment Pool — 21.6%
Securities Lending Quality Trust(1)	15,177,623	14,540,163

Time Deposits — 4.8%
Euro Time Deposit with State Street Bank & Trust Co. 0.10% due 12/01/08	$3,236,000	3,236,000

Total Short - Term Investment Securities
(cost $18,413,623)		17,776,163

TOTAL INVESTMENTS
(cost $103,579,783)(2)	122.1%	82,264,070
Liabilities in excess of other assets	(22.1)	(14,893,598)

NET ASSETS —	100.0%	$67,370,472

†	Non-income producing security
#	The security or a portion thereof is out on loan (See Note 2)
(1)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(2)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

See Notes to Financial Statements

AIG Retirement Company I Stock Index Fund

PORTFOLIO PROFILE — November 30, 2008 (Unaudited)

Industry Allocation*

Oil Companies — Integrated	8.8%
Collective Investment Pool	6.7
Medical — Drugs	5.4
Diversified Manufacturing Operations	4.1
Computers	3.8
Electric — Integrated	3.8
Telephone — Integrated	3.6
Diversified Banking Institutions	3.5
Medical Products	3.2
Cosmetics & Toiletries	3.0
Banks — Super Regional	2.9
Oil Companies — Exploration & Production	2.7
Beverages — Non-alcoholic	2.4
Retail — Discount	2.2
Applications Software	2.2
Medical — Biomedical/Gene	2.0
Tobacco	1.9
Electronic Components — Semiconductors	1.7
Aerospace/Defense	1.5
Multimedia	1.4
Food — Misc.	1.4
Networking Products	1.3
Oil — Field Services	1.3
Transport — Services	1.2
Retail — Restaurants	1.1
Web Portals/ISP	1.1
Commercial Paper	1.0
Transport — Rail	1.0
Enterprise Software/Service	1.0
Wireless Equipment	1.0
Retail — Building Products	0.9
Commercial Services — Finance	0.8
Retail — Drug Store	0.8
Cable TV	0.8
Medical — HMO	0.8
Insurance — Multi-line	0.8
Banks — Fiduciary	0.8
Real Estate Investment Trusts	0.8
Medical Instruments	0.7
Chemicals — Diversified	0.7
Insurance — Property/Casualty	0.7
Finance — Investment Banker/Broker	0.7
Aerospace/Defense — Equipment	0.6
Insurance — Life/Health	0.6
Agricultural Chemicals	0.6
Oil & Gas Drilling	0.5
Banks — Commercial	0.5
Consumer Products — Misc.	0.5
Pharmacy Services	0.4
Investment Management/Advisor Services	0.4
Finance — Credit Card	0.4
Food — Retail	0.4
Electric Products — Misc.	0.4
Industrial Gases	0.4
Computers — Memory Devices	0.4
Insurance Brokers	0.3
Machinery — Construction & Mining	0.3
Pipelines	0.3
Finance — Other Services	0.3
Instruments — Scientific	0.3
Gas — Distribution	0.3
Athletic Footwear	0.3
Semiconductor Equipment	0.2
Non — Hazardous Waste Disposal	0.2
Agricultural Operations	0.2
Chemicals — Specialty	0.2
Medical — Wholesale Drug Distribution	0.2
Savings & Loans/Thrifts	0.2
Oil Field Machinery & Equipment	0.2
E-Commerce/Services	0.2
Distribution/Wholesale	0.2
Retail — Major Department Stores	0.2

Steel — Producers	0.2
Oil Refining & Marketing	0.2
Telecom Equipment — Fiber Optics	0.2
Gold Mining	0.2
U.S. Government Treasuries	0.2
Machinery — Farming	0.2
Repurchase Agreements	0.2
Medical Labs & Testing Services	0.2
Internet Security	0.2
Food — Wholesale/Distribution	0.2
Forestry	0.2
Computer Services	0.2
E-Commerce/Products	0.2
Engineering/R&D Services	0.2
Apparel Manufacturers	0.2
Retail — Regional Department Stores	0.2
Coal	0.2
Retail — Office Supplies	0.2
Retail — Apparel/Shoe	0.2
Medical — Generic Drugs	0.2
Electronic Forms	0.2
Food — Confectionery	0.1
Office Automation & Equipment	0.1
Advertising Agencies	0.1
Auto/Truck Parts & Equipment — Original	0.1
Auto — Heavy Duty Trucks	0.1
Health Care Cost Containment	0.1
Semiconductor Components — Integrated Circuits	0.1
Auto — Cars/Light Trucks	0.1
Metal — Diversified	0.1
Cruise Lines	0.1
Electronic Components — Misc.	0.1
Hotels/Motels	0.1
Data Processing/Management	0.1
Metal — Aluminum	0.1
Metal Processors & Fabrication	0.1
Containers — Paper/Plastic	0.1
Toys	0.1
Retail — Consumer Electronics	0.1
Schools	0.1
Disposable Medical Products	0.1
Electronics — Military	0.1
Paper & Related Products	0.1
Building — Residential/Commercial	0.1
Tools — Hand Held	0.1
Beverages — Wine/Spirits	0.1
Electronic Measurement Instruments	0.1
Brewery	0.1
Quarrying	0.1
Airlines	0.1
Telecommunication Equipment	0.1
Entertainment Software	0.1
Coatings/Paint	0.1
Dental Supplies & Equipment	0.1
Diversified Financial Services	0.1
Retail — Bedding	0.1
Dialysis Centers	0.1
Publishing — Newspapers	0.1
Engines — Internal Combustion	0.1
Electric — Generation	0.1
Hazardous Waste Disposal	0.1
Human Resources	0.1
Telecom Services	0.1
Industrial Automated/Robotic	0.1
Television	0.1
Finance — Consumer Loans	0.1
Retail — Auto Parts	0.1
Electronic Connectors	0.1
Motorcycle/Motor Scooter	0.1

106.7%

*	Calculated as a percentage of net assets

AIG Retirement Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 98.6%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.†#	152,000	$621,680
Omnicom Group, Inc.	101,700	2,877,093

		3,498,773

Aerospace/Defense — 1.5%
Boeing Co.	236,200	10,069,206
General Dynamics Corp.	126,700	6,546,589
Lockheed Martin Corp.	106,200	8,189,082
Northrop Grumman Corp.	107,700	4,410,315
Raytheon Co.	133,000	6,490,400
Rockwell Collins, Inc.	50,900	1,734,672

		37,440,264

Aerospace/Defense - Equipment — 0.6%
Goodrich Corp.	39,900	1,342,635
United Technologies Corp.	307,700	14,932,681

		16,275,316

Agricultural Chemicals — 0.6%
CF Industries Holdings, Inc.	18,000	947,340
Monsanto Co.	175,500	13,899,600

		14,846,940

Agricultural Operations — 0.2%
Archer-Daniels-Midland Co.	205,500	5,626,590

Airlines — 0.1%
Southwest Airlines Co.	234,200	2,025,830

Apparel Manufacturers — 0.2%
Coach, Inc.†#	107,500	1,924,250
Jones Apparel Group, Inc.	26,600	136,458
Polo Ralph Lauren Corp.#	18,100	781,920
VF Corp.	27,800	1,453,662

		4,296,290

Appliances — 0.0%
Whirlpool Corp.#	23,700	933,306

Applications Software — 2.2%
Citrix Systems, Inc.†	58,200	1,551,612
Compuware Corp.†	81,300	516,255
Intuit, Inc.†	102,400	2,269,184
Microsoft Corp.	2,505,100	50,653,122
Salesforce.com, Inc.†	33,200	950,184

		55,940,357

Athletic Footwear — 0.3%
NIKE, Inc., Class B#	125,200	6,666,900

Audio/Video Products — 0.0%
Harman International Industries, Inc.#	18,700	281,435

Auto - Cars/Light Trucks — 0.1%
Ford Motor Co.†#	721,500	1,940,835
General Motors Corp.#	194,700	1,020,228

		2,961,063

Auto - Heavy Duty Trucks — 0.1%
PACCAR, Inc.#	115,900	3,230,133

Auto/Truck Parts & Equipment - Original — 0.1%
Johnson Controls, Inc.	189,400	3,344,804

Banks - Commercial — 0.5%
BB&T Corp.#	175,300	5,253,741
First Horizon National Corp.#	64,400	688,436
M&T Bank Corp.#	24,600	1,580,550
Marshall & Ilsley Corp.#	82,800	1,279,260

Security Description	Shares	Market Value (Note 2)

Banks - Commercial (continued)
Regions Financial Corp.	221,700	$2,259,123
Zions Bancorp.#	36,600	1,167,174

		12,228,284

Banks - Fiduciary — 0.8%
Northern Trust Corp.	70,500	3,235,245
State Street Corp.	137,700	5,798,547
The Bank of New York Mellon Corp.	365,600	11,044,776

		20,078,568

Banks - Super Regional — 2.9%
Capital One Financial Corp.#	119,900	4,125,759
Comerica, Inc.#	48,000	1,082,400
Fifth Third Bancorp#	184,300	1,761,908
Huntington Bancshares, Inc.#	116,800	934,400
KeyCorp#	157,800	1,480,164
National City Corp.#	667,700	1,342,077
PNC Financial Services Group, Inc.#	110,500	5,831,085
SunTrust Banks, Inc.#	112,800	3,579,144
US Bancorp	555,800	14,995,484
Wachovia Corp.#	688,800	3,871,056
Wells Fargo & Co.	1,185,700	34,254,873

		73,258,350

Beverages - Non-alcoholic — 2.4%
Coca-Cola Enterprises, Inc.	101,200	929,016
Dr. Pepper Snapple Group, Inc.†	80,900	1,305,726
Pepsi Bottling Group, Inc.	43,600	788,724
PepsiCo, Inc.	499,500	28,321,650
The Coca-Cola Co.	634,200	29,724,954

		61,070,070

Beverages - Wine/Spirits — 0.1%
Brown-Forman Corp., Class B	31,300	1,373,757
Constellation Brands, Inc., Class A†	61,800	788,568

		2,162,325

Brewery — 0.1%
Molson Coors Brewing Co., Class B	48,100	2,139,007

Building Products - Wood — 0.0%
Masco Corp.#	114,900	1,100,742

Building - Residential/Commercial — 0.1%
Centex Corp.	39,400	360,904
D.R. Horton, Inc.	87,900	603,873
KB Home#	24,000	279,120
Lennar Corp., Class A#	45,100	320,661
Pulte Homes, Inc.#	68,200	726,330

		2,290,888

Cable TV — 0.8%
Comcast Corp., Class A	931,000	16,143,540
Scripps Networks Interactive, Inc., Class A#	28,700	797,573
The DIRECTV Group, Inc.†#	174,300	3,836,343

		20,777,456

Casino Hotels — 0.0%
Wynn Resorts, Ltd.†#	19,600	780,472

Casino Services — 0.0%
International Game Technology	98,800	1,058,148

Chemicals - Diversified — 0.7%
E.I. du Pont de Nemours & Co.	287,800	7,212,268
PPG Industries, Inc.	52,400	2,301,408
Rohm & Haas Co.#	39,500	2,702,195
The Dow Chemical Co.	295,100	5,474,105

		17,689,976

AIG Retirement Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Chemicals - Specialty — 0.2%
Eastman Chemical Co.#	23,200	$763,280
Ecolab, Inc.	56,000	2,149,840
International Flavors & Fragrances, Inc.	25,100	766,554
Sigma-Aldrich Corp.#	40,200	1,733,022

		5,412,696

Coal — 0.2%
CONSOL Energy, Inc.	58,400	1,691,848
Massey Energy Co.	27,000	421,740
Peabody Energy Corp.	86,800	2,033,724

		4,147,312

Coatings/Paint — 0.1%
The Sherwin-Williams Co.#	31,500	1,856,295

Commercial Services — 0.0%
Convergys Corp.†	38,900	244,681

Commercial Services - Finance — 0.8%
Automatic Data Processing, Inc.	162,300	6,664,038
Equifax, Inc.	40,900	1,040,905
H&R Block, Inc.	104,700	2,002,911
Mastercard, Inc., Class A	23,100	3,356,430
Moody’s Corp.#	63,000	1,367,730
Paychex, Inc.	102,400	2,893,824
The Western Union Co.	232,600	3,086,602
Total Systems Services, Inc.	63,100	900,437

		21,312,877

Computer Aided Design — 0.0%
Autodesk, Inc.†	71,800	1,191,162

Computer Services — 0.2%
Affiliated Computer Services, Inc., Class A†	31,000	1,253,950
Cognizant Technology Solutions Corp., Class A†	93,000	1,785,600
Computer Sciences Corp.†	48,300	1,345,638

		4,385,188

Computers — 3.8%
Apple, Inc.†	282,600	26,188,542
Dell, Inc.†	556,100	6,211,637
Hewlett-Packard Co.	781,400	27,567,792
International Business Machines Corp.	432,300	35,275,680
Sun Microsystems, Inc.†	240,200	761,434

		96,005,085

Computers - Integrated Systems — 0.0%
Teradata Corp.†	56,900	764,167

Computers - Memory Devices — 0.4%
EMC Corp.†	660,600	6,982,542
NetApp, Inc.†#	104,500	1,410,750
SanDisk Corp.†	71,800	574,400

		8,967,692

Computers - Periphery Equipment — 0.0%
Lexmark International, Inc., Class A†#	25,000	654,500

Consumer Products - Misc. — 0.5%
Clorox Co.	44,100	2,608,956
Fortune Brands, Inc.	47,800	1,806,840
Kimberly-Clark Corp.	132,500	7,657,175

		12,072,971

Containers - Metal/Glass — 0.0%
Ball Corp.	30,800	1,122,660

Security Description	Shares	Market Value (Note 2)

Containers - Paper/Plastic — 0.1%
Bemis Co., Inc.	31,800	$859,236
Pactiv Corp.†	41,800	1,044,582
Sealed Air Corp.	50,400	797,832

		2,701,650

Cosmetics & Toiletries — 3.0%
Avon Products, Inc.	135,800	2,865,380
Colgate-Palmolive Co.	161,400	10,502,298
Procter & Gamble Co.	955,700	61,499,295
The Estee Lauder Cos., Inc., Class A#	36,600	1,021,140

		75,888,113

Cruise Lines — 0.1%
Carnival Corp.	139,400	2,927,400

Data Processing/Management — 0.1%
Fidelity National Information Services, Inc.	60,500	1,039,390
Fiserv, Inc.†	52,300	1,785,522

		2,824,912

Dental Supplies & Equipment — 0.1%
Dentsply International, Inc.	47,400	1,236,192
Patterson Cos., Inc.†#	29,100	547,662

		1,783,854

Dialysis Centers — 0.1%
DaVita, Inc.†	33,300	1,673,325

Disposable Medical Products — 0.1%
C.R. Bard, Inc.	31,700	2,600,351

Distribution/Wholesale — 0.2%
Fastenal Co.#	41,200	1,586,612
Genuine Parts Co.	51,600	2,020,140
WW Grainger, Inc.#	20,700	1,460,799

		5,067,551

Diversified Banking Institutions — 3.5%
Bank of America Corp.#	1,600,000	26,000,000
Citigroup, Inc.#	1,737,300	14,402,217
JPMorgan Chase & Co.	1,175,300	37,209,998
The Goldman Sachs Group, Inc.	138,600	10,948,014

		88,560,229

Diversified Financial Services — 0.1%
IntercontinentalExchange, Inc.†	24,100	1,773,760

Diversified Manufacturing Operations — 4.1%
3M Co.	223,000	14,925,390
Cooper Industries, Ltd., Class A	55,500	1,339,770
Danaher Corp.#	81,400	4,529,096
Dover Corp.	59,900	1,786,817
Eaton Corp.	53,000	2,456,020
General Electric Co.	3,348,600	57,495,462
Honeywell International, Inc.	237,500	6,616,750
Illinois Tool Works, Inc.#	127,600	4,353,712
Ingersoll-Rand Co., Ltd., Class A	101,600	1,593,088
ITT Corp.	58,000	2,427,880
Leggett & Platt, Inc.#	51,300	748,980
Parker Hannifin Corp.	53,500	2,197,780
Textron, Inc.	79,300	1,207,739
Tyco International, Ltd.	151,500	3,166,350

		104,844,834

Diversified Operations — 0.0%
Leucadia National Corp.#	56,500	1,104,575

AIG Retirement Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
E-Commerce/Products — 0.2%
Amazon.com, Inc.†#	101,900	$4,351,130

E-Commerce/Services — 0.2%
eBay, Inc.†	348,500	4,575,805
Expedia, Inc.†	66,800	561,120

		5,136,925

Electric Products - Misc. — 0.4%
Emerson Electric Co.	247,600	8,886,364
Molex, Inc.#	45,500	618,800

		9,505,164

Electric - Generation — 0.1%
The AES Corp.†	214,600	1,650,274

Electric - Integrated — 3.8%
Allegheny Energy, Inc.	53,900	1,899,975
Ameren Corp.	67,100	2,387,418
American Electric Power Co., Inc.	128,300	4,014,507
CMS Energy Corp.#	71,900	730,504
Consolidated Edison, Inc.#	87,200	3,522,008
Constellation Energy Group, Inc.	56,900	1,392,343
Dominion Resources, Inc.	185,000	6,811,700
DTE Energy Co.	52,000	1,933,880
Duke Energy Corp.	403,600	6,280,016
Edison International	103,900	3,470,260
Entergy Corp.	61,100	5,199,610
Exelon Corp.	209,700	11,787,237
FirstEnergy Corp.	97,300	5,699,834
FPL Group, Inc.	130,300	6,353,428
Integrys Energy Group, Inc.	24,400	1,077,992
Pepco Holdings, Inc.	68,800	1,237,712
PG&E Corp.	114,400	4,351,776
Pinnacle West Capital Corp.	32,100	975,840
PPL Corp.#	119,500	4,049,855
Progress Energy, Inc.	83,600	3,318,084
Public Service Enterprise Group, Inc.	162,200	5,011,980
Southern Co.	245,700	8,923,824
TECO Energy, Inc.#	67,900	882,700
Wisconsin Energy Corp.	37,300	1,621,058
Xcel Energy, Inc.	142,300	2,676,663

		95,610,204

Electronic Components - Misc. — 0.1%
Jabil Circuit, Inc.	67,000	440,860
Tyco Electronics, Ltd.	150,700	2,483,536

		2,924,396

Electronic Components - Semiconductors — 1.7%
Advanced Micro Devices, Inc.†#	193,700	457,132
Altera Corp.	96,000	1,412,160
Broadcom Corp., Class A†	140,800	2,155,648
Intel Corp.	1,793,700	24,753,060
LSI Corp.†	205,300	550,204
MEMC Electronic Materials, Inc.†	72,100	1,082,942
Microchip Technology, Inc.#	58,700	1,085,950
Micron Technology, Inc.†#	242,800	665,272
National Semiconductor Corp.	62,200	684,200
NVIDIA Corp.†	177,600	1,326,672
QLogic Corp.†	41,900	444,978
Texas Instruments, Inc.	418,200	6,511,374
Xilinx, Inc.#	88,200	1,442,952

		42,572,544

Electronic Connectors — 0.1%
Amphenol Corp., Class A	56,400	1,309,608

Security Description	Shares	Market Value (Note 2)

Electronic Forms — 0.2%
Adobe Systems, Inc.†	169,200	$3,918,672

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.†	114,100	2,148,503

Electronics - Military — 0.1%
L-3 Communications Holdings, Inc.	38,700	2,599,479

Engineering/R&D Services — 0.2%
Fluor Corp.	57,100	2,600,334
Jacobs Engineering Group, Inc.†	39,100	1,750,507

		4,350,841

Engines - Internal Combustion — 0.1%
Cummins, Inc.	64,700	1,655,026

Enterprise Software/Service — 1.0%
BMC Software, Inc.†	60,600	1,512,576
CA, Inc.	125,700	2,116,788
Novell, Inc.†	110,200	501,410
Oracle Corp.†	1,250,200	20,115,718

		24,246,492

Entertainment Software — 0.1%
Electronic Arts, Inc.†	101,700	1,938,402

Filtration/Separation Products — 0.0%
Pall Corp.	38,200	1,050,882

Finance - Commercial — 0.0%
CIT Group, Inc.#	91,000	303,940

Finance - Consumer Loans — 0.1%
SLM Corp.†#	149,100	1,373,211

Finance - Credit Card — 0.4%
American Express Co.	369,900	8,622,369
Discover Financial Services	152,900	1,564,167

		10,186,536

Finance - Investment Banker/Broker — 0.7%
E*TRADE Financial Corp.†#	171,400	231,390
Merrill Lynch & Co., Inc.	488,600	6,459,292
Morgan Stanley	353,800	5,218,550
The Charles Schwab Corp.	297,600	5,455,008

		17,364,240

Finance - Other Services — 0.3%
CME Group, Inc.#	21,400	4,535,730
NYSE Euronext	84,900	2,021,469
The NASDAQ OMX Group†#	43,400	933,100

		7,490,299

Financial Guarantee Insurance — 0.0%
MBIA, Inc.#	62,400	365,040

Food - Confectionery — 0.1%
The Hershey Co.#	52,900	1,904,400
The J.M. Smucker Co.	37,600	1,705,912

		3,610,312

Food - Dairy Products — 0.0%
Dean Foods Co.†	48,600	707,616

Food - Meat Products — 0.0%
Tyson Foods, Inc., Class A	95,700	642,147

Food - Misc. — 1.4%
Campbell Soup Co.#	67,600	2,166,580
ConAgra Foods, Inc.	144,500	2,131,375
General Mills, Inc.	107,300	6,778,141
H.J. Heinz Co.	99,600	3,868,464

AIG Retirement Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Food - Misc. (continued)
Kellogg Co.	79,900	$3,470,057
Kraft Foods, Inc., Class A	484,300	13,177,803
McCormick & Co., Inc.	41,100	1,223,547
Sara Lee Corp.	225,400	2,069,172

		34,885,139

Food - Retail — 0.4%
Safeway, Inc.	138,900	3,028,020
SUPERVALU, Inc.	67,800	807,498
The Kroger Co.	208,900	5,778,174
Whole Foods Market, Inc.#	44,800	473,984

		10,087,676

Food - Wholesale/Distribution — 0.2%
Sysco Corp.	192,100	4,504,745

Forestry — 0.2%
Plum Creek Timber Co., Inc.#	54,600	1,943,214
Weyerhaeuser Co.	67,400	2,535,588

		4,478,802

Gas - Distribution — 0.3%
CenterPoint Energy, Inc.	109,100	1,410,663
Nicor, Inc.#	14,400	587,232
NiSource, Inc.	87,500	1,054,375
Sempra Energy	78,600	3,668,262

		6,720,532

Gold Mining — 0.2%
Newmont Mining Corp.	145,700	4,902,805

Hazardous Waste Disposal — 0.1%
Stericycle, Inc.†	27,200	1,558,560

Health Care Cost Containment — 0.1%
McKesson Corp.	88,000	3,074,720

Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	88,400	1,181,024

Hotels/Motels — 0.1%
Marriott International, Inc., Class A	94,300	1,583,297
Starwood Hotels & Resorts Worldwide, Inc.#	59,600	1,004,856
Wyndham Worldwide Corp.	56,600	270,548

		2,858,701

Human Resources — 0.1%
Monster Worldwide, Inc.†#	39,600	454,212
Robert Half International, Inc.#	49,700	1,038,233

		1,492,445

Independent Power Producers — 0.0%
Dynegy, Inc., Class A†	161,300	359,699

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	46,400	1,445,360

Industrial Gases — 0.4%
Air Products & Chemicals, Inc.	67,600	3,228,576
Praxair, Inc.	100,500	5,934,525

		9,163,101

Instruments - Scientific — 0.3%
PerkinElmer, Inc.	38,100	688,086
Thermo Fisher Scientific, Inc.†	133,700	4,770,416
Waters Corp.†	31,600	1,302,868

		6,761,370

Security Description	Shares	Market Value (Note 2)

Insurance Brokers — 0.3%
AON Corp.	88,600	$4,013,580
Marsh & McLennan Cos., Inc.	163,600	4,171,800

		8,185,380

Insurance - Life/Health — 0.6%
AFLAC, Inc.	151,900	7,032,970
Lincoln National Corp.	81,900	1,124,487
Principal Financial Group, Inc.	82,700	1,142,087
Prudential Financial, Inc.	136,200	2,955,540
Torchmark Corp.#	27,800	1,004,970
Unum Group	110,200	1,641,980

		14,902,034

Insurance - Multi-line — 0.8%
Allstate Corp.	172,800	4,396,032
American International Group, Inc.(1)#	857,900	1,724,379
Assurant, Inc.	37,800	822,906
Cincinnati Financial Corp.	51,800	1,514,632
Genworth Financial, Inc., Class A	138,200	200,390
Hartford Financial Services Group, Inc.#	96,100	812,045
Loews Corp.	115,500	3,163,545
MetLife, Inc.	243,000	6,988,680
XL Capital, Ltd., Class A#	105,600	531,168

		20,153,777

Insurance - Property/Casualty — 0.7%
Chubb Corp.	115,000	5,906,400
The Progressive Corp.	215,500	3,236,810
The Travelers Cos., Inc.	188,500	8,228,025

		17,371,235

Internet Infrastructure Software — 0.0%
Akamai Technologies, Inc.†	54,000	662,580

Internet Security — 0.2%
Symantec Corp.†	267,700	3,220,431
VeriSign, Inc.†#	61,600	1,329,944

		4,550,375

Investment Companies — 0.0%
American Capital, Ltd.#	66,000	279,840

Investment Management/Advisor Services — 0.4%
Ameriprise Financial, Inc.	69,200	1,277,432
Federated Investors, Inc., Class B	28,000	555,800
Franklin Resources, Inc.	48,600	2,952,450
Invesco, Ltd.#	123,400	1,548,670
Janus Capital Group, Inc.#	51,000	415,650
Legg Mason, Inc.#	45,200	814,504
T. Rowe Price Group, Inc.#	82,600	2,825,746

		10,390,252

Linen Supply & Related Items — 0.0%
Cintas Corp.	42,200	1,013,644

Machinery - Construction & Mining — 0.3%
Caterpillar, Inc.	194,200	7,960,258

Machinery - Farming — 0.2%
Deere & Co.	136,200	4,741,122

Machinery - General Industrial — 0.0%
The Manitowoc Co., Inc.#	41,600	327,808

Machinery - Pumps — 0.0%
Flowserve Corp.	18,300	921,039

Medical Information Systems — 0.0%
IMS Health, Inc.	58,000	762,700

AIG Retirement Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Medical Instruments — 0.7%
Boston Scientific Corp.†	478,800	$2,954,196
Intuitive Surgical, Inc.†	12,400	1,643,372
Medtronic, Inc.	360,000	10,987,200
St. Jude Medical, Inc.†	109,000	3,055,270

		18,640,038

Medical Labs & Testing Services — 0.2%
Laboratory Corp. of America Holdings†#	35,500	2,249,280
Quest Diagnostics, Inc.	50,400	2,347,128

		4,596,408

Medical Products — 3.2%
Baxter International, Inc.	200,300	10,595,870
Becton Dickinson & Co.	77,700	4,936,281
Covidien, Ltd.	160,100	5,899,685
Hospira, Inc.†	50,900	1,528,527
Johnson & Johnson	891,600	52,229,928
Stryker Corp.	78,900	3,070,788
Varian Medical Systems, Inc.†	39,800	1,606,328
Zimmer Holdings, Inc.†	71,900	2,683,308

		82,550,715

Medical - Biomedical/Gene — 2.0%
Amgen, Inc.†	337,600	18,750,304
Biogen Idec, Inc.†	92,600	3,917,906
Celgene Corp.†	145,100	7,559,710
Genzyme Corp.†	85,700	5,486,514
Gilead Sciences, Inc.†#	293,500	13,145,865
Life Technologies Corp.†	80,013	2,088,328
Millipore Corp.†#	17,600	891,616

		51,840,243

Medical - Drugs — 5.4%
Abbott Laboratories	491,800	25,765,402
Allergan, Inc.	98,100	3,696,408
Bristol-Myers Squibb Co.	631,600	13,074,120
Cephalon, Inc.†#	21,700	1,594,516
Eli Lilly & Co.	319,200	10,900,680
Forest Laboratories, Inc.†	97,300	2,352,714
King Pharmaceuticals, Inc.†	78,600	755,346
Merck & Co., Inc.	683,500	18,263,120
Pfizer, Inc.	2,150,700	35,336,001
Schering-Plough Corp.	518,600	8,717,666
Wyeth	425,400	15,318,654

		135,774,627

Medical - Generic Drugs — 0.2%
Barr Pharmaceuticals, Inc.†	34,700	2,269,033
Mylan, Inc.†#	97,100	913,711
Watson Pharmaceuticals, Inc.†	33,300	790,875

		3,973,619

Medical - HMO — 0.8%
Aetna, Inc.	150,500	3,283,910
CIGNA Corp.	87,700	1,062,047
Coventry Health Care, Inc.†	47,300	589,831
Humana, Inc.†	53,900	1,629,397
UnitedHealth Group, Inc.	388,500	8,162,385
WellPoint, Inc.†	163,100	5,806,360

		20,533,930

Medical - Hospitals — 0.0%
Tenet Healthcare Corp.†#	132,300	160,083

Medical - Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.	50,600	1,586,310
Cardinal Health, Inc.	114,600	3,726,792

		5,313,102

Security Description	Shares	Market Value (Note 2)

Metal Processors & Fabrication — 0.1%
Precision Castparts Corp.	44,500	$2,790,150

Metal - Aluminum — 0.1%
Alcoa, Inc.#	259,500	2,792,220

Metal - Diversified — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	122,500	2,938,775

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.#	75,100	1,277,451

Multimedia — 1.4%
Meredith Corp.#	11,500	185,610
News Corp., Class A	732,500	5,786,750
The McGraw-Hill Cos., Inc.	101,300	2,532,500
The Walt Disney Co.†	598,700	13,482,724
Time Warner, Inc.	1,143,100	10,345,055
Viacom, Inc., Class B†	198,100	3,153,752

		35,486,391

Networking Products — 1.3%
Cisco Systems, Inc.†	1,884,600	31,171,284
Juniper Networks, Inc.†	173,400	3,013,692

		34,184,976

Non-Ferrous Metals — 0.0%
Titanium Metals Corp.#	27,200	229,840

Non-Hazardous Waste Disposal — 0.2%
Allied Waste Industries, Inc.†	108,100	1,160,994
Waste Management, Inc.	156,500	4,569,800

		5,730,794

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	66,300	1,638,273
Xerox Corp.	278,300	1,945,317

		3,583,590

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	34,000	1,057,400

Oil & Gas Drilling — 0.5%
ENSCO International, Inc.	45,700	1,481,137
Nabors Industries, Ltd.†#	89,400	1,296,300
Noble Corp.	85,900	2,301,261
Rowan Cos., Inc.	36,100	626,335
Transocean, Inc.†	101,800	6,808,384

		12,513,417

Oil Companies - Exploration & Production — 2.7%
Anadarko Petroleum Corp.	149,500	6,136,975
Apache Corp.	106,700	8,247,910
Cabot Oil & Gas Corp.	33,000	989,010
Chesapeake Energy Corp.#	166,300	2,857,034
Devon Energy Corp.	141,000	10,199,940
EOG Resources, Inc.	79,400	6,750,588
Noble Energy, Inc.	55,100	2,880,628
Occidental Petroleum Corp.	260,700	14,114,298
Pioneer Natural Resources Co.	38,200	767,056
Questar Corp.	55,300	1,780,107
Range Resources Corp.	49,500	2,052,765
Southwestern Energy Co.†	109,500	3,763,515
XTO Energy, Inc.	175,300	6,703,472

		67,243,298

Oil Companies - Integrated — 8.8%
Chevron Corp.	655,500	51,791,055
ConocoPhillips	484,900	25,466,948
Exxon Mobil Corp.	1,657,100	132,816,565

AIG Retirement Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Oil Companies - Integrated (continued)
Hess Corp.	90,300	$4,879,812
Marathon Oil Corp.	225,100	5,893,118
Murphy Oil Corp.	60,800	2,678,240

		223,525,738

Oil Field Machinery & Equipment — 0.2%
Cameron International Corp.†	69,400	1,464,340
National-Oilwell Varco, Inc.†	133,200	3,768,228

		5,232,568

Oil Refining & Marketing — 0.2%
Sunoco, Inc.#	37,300	1,482,302
Tesoro Corp.#	44,000	404,360
Valero Energy Corp.	166,900	3,062,615

		4,949,277

Oil-Field Services — 1.3%
Baker Hughes, Inc.	98,300	3,423,789
BJ Services Co.	93,800	1,124,662
Halliburton Co.	279,800	4,924,480
Schlumberger, Ltd.	382,700	19,418,198
Smith International, Inc.	68,900	2,014,636
Weatherford International, Ltd.†	217,200	2,773,644

		33,679,409

Paper & Related Products — 0.1%
International Paper Co.	136,400	1,698,180
MeadWestvaco Corp.	54,500	635,470

		2,333,650

Pharmacy Services — 0.4%
Express Scripts, Inc.†	78,700	4,526,037
Medco Health Solutions, Inc.†	161,300	6,774,600

		11,300,637

Photo Equipment & Supplies — 0.0%
Eastman Kodak Co.#	85,600	647,992

Pipelines — 0.3%
El Paso Corp.	223,700	1,653,143
Spectra Energy Corp.	196,200	3,190,212
Williams Cos., Inc.	183,900	2,982,858

		7,826,213

Printing - Commercial — 0.0%
R.R. Donnelley & Sons Co.	67,000	854,920

Publishing - Newspapers — 0.1%
Gannett Co., Inc.#	72,800	634,088
The New York Times Co., Class A#	37,200	280,488
The Washington Post Co., Class B	1,900	752,210

		1,666,786

Quarrying — 0.1%
Vulcan Materials Co.#	35,000	2,099,300

Real Estate Investment Trusts — 0.8%
Apartment Investment & Management Co., Class A#	27,300	313,131
AvalonBay Communities, Inc.	24,600	1,492,482
Boston Properties, Inc.#	38,200	2,039,880
Developers Diversified Realty Corp.#	38,400	184,320
Equity Residential	86,400	2,629,152
HCP, Inc.#	80,300	1,659,801
Host Hotels & Resorts, Inc.#	165,700	1,246,064
Kimco Realty Corp.#	72,400	1,024,460
ProLogis#	83,700	320,571
Public Storage	40,000	2,795,600

Security Description	Shares	Market Value (Note 2)

Real Estate Investment Trusts (continued)
Simon Property Group, Inc.#	71,800	$3,410,500
Vornado Realty Trust	43,700	2,335,765

		19,451,726

Real Estate Management/Services — 0.0%
CB Richard Ellis Group, Inc., Class A†#	68,500	312,360

Retail - Apparel/Shoe — 0.2%
Abercrombie & Fitch Co., Class A#	27,800	537,374
Limited Brands, Inc.#	91,000	847,210
Liz Claiborne, Inc.	30,200	86,070
Nordstrom, Inc.#	50,900	578,733
The Gap, Inc.	149,800	1,950,396

		3,999,783

Retail - Auto Parts — 0.1%
AutoZone, Inc.†	12,200	1,332,484

Retail - Automobile — 0.0%
AutoNation, Inc.†#	34,400	293,776

Retail - Bedding — 0.1%
Bed Bath & Beyond, Inc.†	83,100	1,686,099

Retail - Building Products — 0.9%
Home Depot, Inc.	541,900	12,523,309
Lowe’s Cos., Inc.	467,600	9,660,616

		22,183,925

Retail - Computer Equipment — 0.0%
GameStop Corp., Class A†	52,100	1,138,385

Retail - Consumer Electronics — 0.1%
Best Buy Co., Inc.	107,800	2,232,538
RadioShack Corp.	41,800	411,730

		2,644,268

Retail - Discount — 2.2%
Big Lots, Inc.†#	26,200	459,024
Costco Wholesale Corp.	138,700	7,138,889
Family Dollar Stores, Inc.#	44,600	1,238,988
Target Corp.	240,800	8,129,408
Wal-Mart Stores, Inc.	715,400	39,976,552

		56,942,861

Retail - Drug Store — 0.8%
CVS Caremark Corp.#	457,900	13,247,047
Walgreen Co.	315,800	7,812,892

		21,059,939

Retail - Jewelry — 0.0%
Tiffany & Co.#	39,600	783,684

Retail - Major Department Stores — 0.2%
J.C. Penney Co., Inc.	70,900	1,346,391
Sears Holdings Corp.†#	18,100	656,125
TJX Cos., Inc.	133,800	3,053,316

		5,055,832

Retail - Office Supplies — 0.2%
Office Depot, Inc.†	87,700	172,769
Staples, Inc.	226,900	3,938,984

		4,111,753

Retail - Regional Department Stores — 0.2%
Kohl’s Corp.†	97,200	3,174,552
Macy’s, Inc.	134,200	995,764

		4,170,316

AIG Retirement Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Retail - Restaurants — 1.1%
Darden Restaurants, Inc.	44,800	$819,392
McDonald’s Corp.	358,800	21,079,500
Starbucks Corp.†	233,100	2,081,583
Yum! Brands, Inc.	149,500	4,027,530

		28,008,005

Rubber - Tires — 0.0%
The Goodyear Tire & Rubber Co.†	76,900	494,467

Savings & Loans/Thrifts — 0.2%
Hudson City Bancorp, Inc.	165,800	2,770,518
People’s United Financial, Inc.	110,700	2,111,049
Sovereign Bancorp, Inc.†#	173,400	428,298

		5,309,865

Schools — 0.1%
Apollo Group, Inc., Class A†	33,900	2,604,876

Semiconductor Components - Integrated Circuits — 0.1%
Analog Devices, Inc.	92,700	1,585,170
Linear Technology Corp.#	70,700	1,410,465

		2,995,635

Semiconductor Equipment — 0.2%
Applied Materials, Inc.	428,000	4,100,240
KLA-Tencor Corp.#	55,300	1,040,193
Novellus Systems, Inc.†#	31,600	391,524
Teradyne, Inc.†	53,900	204,281

		5,736,238

Steel - Producers — 0.2%
AK Steel Holding Corp.#	35,800	282,104
Nucor Corp.	101,000	3,603,680
United States Steel Corp.	37,500	1,140,000

		5,025,784

Steel - Specialty — 0.0%
Allegheny Technologies, Inc.#	32,000	734,400

Telecom Equipment - Fiber Optics — 0.2%
Ciena Corp.†#	28,800	213,120
Corning, Inc.	503,400	4,535,634
JDS Uniphase Corp.†	68,400	186,048

		4,934,802

Telecom Services — 0.1%
Embarq Corp.	45,500	1,485,120

Telecommunication Equipment — 0.1%
Harris Corp.	42,800	1,492,864
Tellabs, Inc.†	126,800	528,756

		2,021,620

Telephone - Integrated — 3.6%
AT&T, Inc.	1,880,100	53,695,656
CenturyTel, Inc.#	32,700	868,512
Frontier Communications Corp.#	100,800	878,976
Qwest Communications International, Inc.#	473,600	1,515,520
Sprint Nextel Corp.†	910,600	2,540,574
Verizon Communications, Inc.	908,600	29,665,790
Windstream Corp.	140,300	1,243,058

		90,408,086

Television — 0.1%
CBS Corp., Class B	216,900	1,444,554

Security Description	Shares/ Principal Amount	Market Value (Note 2)

Tobacco — 1.9%
Altria Group, Inc.	657,100	$10,566,168
Lorillard, Inc.#	55,500	3,353,865
Philip Morris International, Inc.	657,600	27,724,416
Reynolds American, Inc.#	54,200	2,226,536
UST, Inc.	47,100	3,238,125

		47,109,110

Tools - Hand Held — 0.1%
Black & Decker Corp.#	19,100	810,604
Snap-on, Inc.	18,300	659,715
The Stanley Works	25,100	797,929

		2,268,248

Toys — 0.1%
Hasbro, Inc.#	40,100	1,074,680
Mattel, Inc.	115,000	1,572,050

		2,646,730

Transport - Rail — 1.0%
Burlington Northern Santa Fe Corp.	90,100	6,902,561
CSX Corp.	130,100	4,844,924
Norfolk Southern Corp.	119,700	5,921,559
Union Pacific Corp.	162,400	8,126,496

		25,795,540

Transport - Services — 1.2%
C.H. Robinson Worldwide, Inc.#	54,200	2,768,536
Expeditors International of Washington, Inc.	68,000	2,273,240
FedEx Corp.	99,300	7,015,545
Ryder System, Inc.	18,000	646,380
United Parcel Service, Inc., Class B	321,600	18,524,160

		31,227,861

Web Portals/ISP — 1.1%
Google, Inc., Class A†	76,200	22,323,552
Yahoo!, Inc.†	442,100	5,088,571

		27,412,123

Wireless Equipment — 1.0%
American Tower Corp., Class A†	125,700	3,424,068
Motorola, Inc.	722,800	3,115,268
QUALCOMM, Inc.	523,500	17,573,895

		24,113,231

Total Long-Term Investment Securities
(cost $2,654,368,368)		2,498,869,776

SHORT-TERM INVESTMENT SECURITIES — 7.9%
Collective Investment Pool — 6.7%
Securities Lending Quality Trust(2)	177,772,810	170,306,352

Commercial Paper — 1.0%
Erste Finance LLC 0.50% due 12/01/08	$26,000,000	26,000,000

U.S. Government Treasuries — 0.2%
United States Treasury Bills 0.02% due 12/18/08(3)	200,000	199,998
0.02% due 01/22/09(3)	1,500,000	1,499,957
0.06% due 01/08/09(3)	2,200,000	2,199,861
0.80% due 01/08/09(3)	1,000,000	999,915

		4,899,731

Total Short-Term Investment Securities
(cost $208,672,541)		201,206,083

AIG Retirement Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

REPURCHASE AGREEMENT — 0.2%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 11/28/08, to be repurchased 12/01/08 in the amount of $4,626,004 and collateralized by Federal Home Loan Bank Bonds, bearing interest at 4.38%, due 09/17/10 and having an approximate value of $4,768,691 (cost $4,626,000)	$4,626,000	$4,626,000

TOTAL INVESTMENTS
(cost $2,867,666,909)(4)	106.7%	2,704,701,859
Other assets less liabilities	(6.7)	(169,475,920)

NET ASSETS —	100.0%	$2,535,225,939

†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	Security represents an investment in an affliated company; see Note 3
(2)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts
Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of November 30, 2008	Unrealized Appreciation (Depreciation)
188 Long	S&P 500 Index	December 2008	$42,136,092	$42,079,100	$(56,992)

See Notes to Financial Statements

AIG Retirement Company I Value Fund

PORTFOLIO PROFILE — November 30, 2008 (Unaudited)

Industry Allocation*

Oil Companies — Exploration & Production	8.3%
Medical — Drugs	8.1
Electric — Integrated	7.0
Diversified Banking Institutions	6.2
Oil Companies — Integrated	5.6
Beverages — Non-alcoholic	5.2
Wireless Equipment	4.8
Repurchase Agreements	4.8
Chemicals — Specialty	4.7
Insurance — Reinsurance	4.5
Semiconductor Equipment	4.5
Banks — Commercial	4.2
Finance — Consumer Loans	3.4
Medical — HMO	3.2
Diversified Manufacturing Operations	2.7
Computers	2.3
Finance — Investment Banker/Broker	2.2
Tobacco	2.2
Broadcast Services/Program	2.0
Multimedia	1.8
Auto — Heavy Duty Trucks	1.8
Telephone — Integrated	1.4
Cable TV	1.3
Aerospace/Defense — Equipment	1.1
Machinery — Construction & Mining	1.0
Transport — Services	1.0
Instruments — Scientific	0.9
Agricultural Chemicals	0.9
Theaters	0.9
Transport — Equipment & Leasing	0.8
Investment Management/Advisor Services	0.2

99.0%

*	Calculated as a percentage of net assets

AIG Retirement Company I Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2008 (Unaudited)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 91.8%
Aerospace/Defense - Equipment — 1.1%
Goodrich Corp.	51,878	$1,745,695

Agricultural Chemicals — 0.9%
The Mosaic Co.	47,430	1,439,501

Auto - Heavy Duty Trucks — 1.8%
Navistar International Corp.†	128,454	2,806,720

Banks - Commercial — 4.2%
Julius Baer Holding AG(1)	201,767	6,666,439

Beverages - Non-alcoholic — 5.2%
PepsiCo, Inc.	52,661	2,985,879
The Coca-Cola Co.	113,743	5,331,134

		8,317,013

Broadcast Services/Program — 2.0%
Liberty Global, Inc., Class C†	227,994	3,214,715

Cable TV — 1.3%
Time Warner Cable, Inc.† Class A	105,368	2,138,970

Chemicals - Specialty — 4.7%
Eastman Chemical Co.	14,550	478,695
Lubrizol Corp.	198,933	6,986,527

		7,465,222

Computers — 2.3%
Research In Motion, Ltd.†	85,693	3,639,382

Diversified Banking Institutions — 6.2%
Bank of America Corp.	223,467	3,631,339
JPMorgan Chase & Co.	197,875	6,264,722

		9,896,061

Diversified Manufacturing Operations — 2.7%
Siemens AG ADR	29,379	1,753,926
Tyco International, Ltd.	120,130	2,510,717

		4,264,643

Electric - Integrated — 7.0%
Exelon Corp.	66,529	3,739,595
FirstEnergy Corp.	90,596	5,307,114
PPL Corp.	60,462	2,049,057

		11,095,766

Finance - Consumer Loans — 3.4%
SLM Corp.†	593,388	5,465,103

Finance - Investment Banker/Broker — 2.2%
Credit Suisse Group AG ADR	67,800	2,007,558
Morgan Stanley	104,110	1,535,623

		3,543,181

Instruments - Scientific — 0.9%
Thermo Fisher Scientific, Inc.†	41,218	1,470,658

Insurance - Reinsurance — 4.5%
Everest Re Group, Ltd.	91,173	7,153,434

Investment Management/Advisor Services — 0.2%
National Financial Partners Corp.	155,519	247,275

Machinery - Construction & Mining — 1.0%
Joy Global, Inc.	71,180	1,657,782

Medical - Drugs — 8.1%
Abbott Laboratories	139,900	7,329,361
Schering-Plough Corp.	331,278	5,568,783

		12,898,144

Security Description	Shares/ Principal Amount	Market Value (Note 2)

Medical - HMO — 3.2%
Aetna, Inc.	103,790	$2,264,698
WellPoint, Inc.†	78,000	2,776,800

		5,041,498

Multimedia — 1.8%
News Corp., Class A	368,720	2,912,888

Oil Companies - Exploration & Production — 8.3%
Devon Energy Corp.	118,971	8,606,362
EOG Resources, Inc.	54,540	4,636,991

		13,243,353

Oil Companies - Integrated — 3.2%
Hess Corp.	93,720	5,064,629

Semiconductor Equipment — 4.5%
Lam Research Corp.†	171,265	3,459,553
Varian Semiconductor Equipment Associates, Inc.†	199,718	3,674,811

		7,134,364

Telephone - Integrated — 1.4%
AT&T, Inc.	79,014	2,256,640

Theaters — 0.9%
Cinemark Holdings, Inc.	182,003	1,370,483

Tobacco — 2.2%
Philip Morris International, Inc.	83,692	3,528,455

Transport - Equipment & Leasing — 0.8%
Aircastle, Ltd.	245,310	1,334,486

Transport - Services — 1.0%
United Parcel Service, Inc., Class B	28,640	1,649,664

Wireless Equipment — 4.8%
QUALCOMM, Inc.	230,303	7,731,272

Total Common Stock
(cost $213,928,858)		146,393,436

PREFERRED STOCK — 2.4%
Oil Companies - Integrated — 2.4%
Petroleo Brasileiro SA ADR (cost $7,595,855)	212,040	3,770,071

Total Long-Term Investment Securities
(cost $221,524,713)		150,163,507

REPURCHASE AGREEMENT — 4.8%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 11/28/08, to be repurchased 12/01/08 in the amount of $7,691,006 and collateralized by Federal Home Loan Bank Bonds, bearing interest at 4.38%, due 09/17/10 and having an approximate value of $7,845,768 (cost $7,691,000)	$7,691,000	7,691,000

TOTAL INVESTMENTS
(cost $229,215,713)(2)	99.0%	157,854,507
Other assets less liabilities	1.0	1,560,441

NET ASSETS —	100.0%	$159,414,948

†	Non-income producing security
(1)	Security was valued using fair value procedures at November 30, 2008. See Note 2 regarding fair value pricing procedures for foreign equity securities.
(2)	See Note 5 for cost of investments on a tax basis.

ADR — American Depository Receipt

See Notes to Financial Statements

AIG Retirement Company I

STATEMENTS OF ASSETS AND LIABILITIES — November 30, 2008 (Unaudited)

	ASSET ALLOCATION FUND	BLUE CHIP GROWTH FUND	BROAD CAP VALUE INCOME FUND	CAPITAL CONSERVATION FUND	CORE EQUITY FUND	CORE VALUE FUND	FOREIGN VALUE FUND	GLOBAL EQUITY FUND
ASSETS:
Long-term investment securities, at market value (unaffiliated)*†	$90,563,131	$269,645,708	$16,295,201	$106,269,751	$205,220,729	$104,517,764	$515,917,971	$201,487,580
Long-term investment securities, at market value (affiliated)*†	–	–	–	–	–	–	–	–
Short-term investment securities, at market value (unaffiliated)*	11,314,986	49,330,724	192,000	8,801,756	41,180,458	1,523,000	98,104,192	36,394,830
Repurchase agreements (cost equals market value)	8,488,000	–	–	3,543,000	482,000	–	–	6,189,000

Total Investments	110,366,117	318,976,432	16,487,201	118,614,507	246,883,187	106,040,764	614,022,163	244,071,410

Cash	67,357	–	782	948	1,178	113,762	50,920	444
Foreign cash*	–	7	–	–	–	–	2,038,595	331,689
Receivable for–
Fund shares sold	20,764	580,020	5,090	9,631	34,741	28,128	847,867	42,168
Dividends and interest	663,022	325,771	63,261	1,081,153	758,565	452,780	1,639,755	1,005,642
Investments sold	311,541	1,138,521	21,093	418,903	–	58,290	–	–
Prepaid expenses and other assets	25,358	6,716	3,416	8,308	12,185	5,350	8,379	21,324
Due from investment adviser for expense reimbursements/fee waivers	–	10,197	22,899	–	25,245	11,245	–	–
Variation margin on futures contracts	159,737	–	–	–	–	13,195	–	–
Collateral received for securities loaned	–	–	–	–	1,252,869	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–	12,563,157

TOTAL ASSETS	111,613,896	321,037,664	16,603,742	120,133,450	248,967,970	106,723,514	618,607,679	258,035,834

LIABILITIES:
Payable for–
Fund shares reacquired	31,096	64,270	6,606	66,905	29,532	56,864	52,648	42,052
Investments purchased	235,626	1,538,121	45,149	522,158	116,250	–	–	4,173,120
Investment advisory and management fees	45,447	165,249	9,347	45,489	134,524	66,946	305,729	133,342
Administrative service fee	6,364	15,459	935	6,369	11,771	6,086	30,570	11,523
Transfer agent fees and expenses	445	813	364	337	452	445	364	496
Directors’ fees and expenses	55,306	16,950	4,174	45,447	213,919	76,847	64,278	32,875
Other accrued expenses	54,714	32,076	36,984	47,559	58,097	39,392	245,773	842,772
Line of credit	–	–	–	–	–	–	–	–
Variation margin on futures contracts	–	–	–	–	–	–	–	–
Collateral upon return of securities loaned	–	47,989,824	–	9,187,637	44,238,733	–	81,986,631	36,868,663
Due to custodian	–	–	–	–	–	–	–	–
Call and put options written, at value@	–	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–	15,646,878

TOTAL LIABILITIES	428,998	49,822,762	103,559	9,921,901	44,803,278	246,580	82,685,993	57,751,721

NET ASSETS	$111,184,898	$271,214,902	$16,500,183	$110,211,549	$204,164,692	$106,476,934	$535,921,686	$200,284,113

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$132,811	$440,168	$23,644	$122,625	$233,097	$150,205	$777,435	$315,827
Additional paid-in capital	136,550,626	418,566,195	24,413,548	115,740,456	427,354,259	150,031,080	860,423,296	344,327,632
Accumulated undistributed net investment income (loss)	6,608,772	946,875	443,897	11,948,414	5,024,222	5,151,435	39,337,515	6,105,286
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	(6,189,495)	(43,031,183)	(1,259,152)	(8,666,554)	(145,068,144)	(6,643,673)	59,265,642	(41,390,118)
Unrealized appreciation (depreciation) on investments	(26,429,797)	(105,711,829)	(7,121,754)	(8,933,392)	(83,378,742)	(41,927,320)	(423,876,433)	(105,993,810)
Unrealized appreciation (depreciation) on futures contracts and written options contracts	511,981	–	–	–	–	(284,793)	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	–	4,676	–	–	–	–	(5,769)	(3,080,704)
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–	–

NET ASSETS	$111,184,898	$271,214,902	$16,500,183	$110,211,549	$204,164,692	$106,476,934	$535,921,686	$200,284,113

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	13,281,117	44,016,797	2,364,407	12,262,533	23,309,711	15,020,519	77,743,534	31,582,714
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$8.37	$6.16	$6.98	$8.99	$8.76	$7.09	$6.89	$6.34

* Cost
Long-term investment securities (unaffiliated)	$116,992,928	$373,341,964	$23,416,955	$114,817,262	$286,794,065	$146,445,084	$936,350,965	$305,932,906

Long-term investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–	$–

Short-term investment securities	$11,314,986	$51,346,297	$192,000	$9,187,637	$42,985,864	$1,523,000	$101,547,631	$37,943,314

Foreign cash	$–	$7	$–	$–	$–	$–	$2,083,761	$343,955

# Proceeds from securities sold short	$–	$–	$–	$–	$–	$–	$–	$–

@ Premiums received on options written	$–	$–	$–	$–	$–	$–	$–	$–

† Including securities on loan	$–	$46,953,636	$–	$9,035,454	$43,674,762	$–	$77,281,201	$35,938,078

See Notes to Financial Statements

AIG Retirement Company I

STATEMENTS OF ASSETS AND LIABILITIES — November 30, 2008 (Unaudited) — (continued)

	GLOBAL REAL ESTATE FUND	GLOBAL SOCIAL AWARENESS FUND	GLOBAL STRATEGY FUND	GOVERNMENT SECURITIES FUND	GROWTH FUND	GROWTH & INCOME FUND	HEALTH SCIENCES FUND	INFLATION PROTECTED FUND
ASSETS:
Long-term investment securities, at market value (unaffiliated)*†	$157,083,032	$281,378,569	$295,551,317	$132,755,889	$550,743,434	$72,691,384	$134,963,309	$142,764,174
Long-term investment securities, at market value (affiliated)*†	–	–	–	–	–	–	–	–
Short-term investment securities, at market value (unaffiliated)*	13,270,000	31,597,024	40,300,753	35,614,152	100,840,552	13,296,424	1,566,941	3,543,000
Repurchase agreements (cost equals market value)	–	3,134,000	–	77,826,000	–	2,881,000	–	–

Total Investments	170,353,032	316,109,593	335,852,070	246,196,041	651,583,986	88,868,808	136,530,250	146,307,174

Cash	496	637	207,767	15,141	2,814	178	–	35,149
Foreign cash*	130,097	392,264	16,047,660	–	111,760	–	70,914	–
Receivable for–
Fund shares sold	2,711,916	173,247	116,740	272,636	84,710	47,995	105,655	190,452
Dividends and interest	397,111	1,108,498	2,923,540	1,120,941	915,557	321,628	87,552	821,564
Investments sold	297,143	81,305	90,184	–	4,449,901	4,613,877	1,185,525	–
Prepaid expenses and other assets	19	48,598	5,489	7,095	13,000	42,893	7,956	3,105
Due from investment adviser for expense reimbursements/fee waivers	–	–	–	–	–	4,424	–	12,858
Variation margin on futures contracts	–	114,245	–	–	–	–	–	–
Collateral received for securities loaned	–	178,279	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	29,108,569	–	161,162	–	–	–

TOTAL ASSETS	173,889,814	318,206,666	384,352,019	247,611,854	657,322,890	93,899,803	137,987,852	147,370,302

LIABILITIES:
Payable for–
Fund shares reacquired	3,655,769	539,160	97,812	44,591	61,593	24,953	9,756	170,384
Investments purchased	4,375,196	–	104,613	–	5,166,384	4,276,174	457,972	–
Investment advisory and management fees	86,090	122,229	145,953	84,530	365,078	46,929	111,339	62,492
Administrative service fee	8,035	17,112	20,434	11,834	32,060	4,380	7,794	8,749
Transfer agent fees and expenses	2,145	340	364	327	528	445	290	444
Directors’ fees and expenses	14,180	117,580	34,096	55,495	189,838	58,834	44,153	2,983
Other accrued expenses	151,281	115,764	139,176	32,274	131,340	31,597	49,261	56,412
Line of credit	–	–	–	–	–	–	–	–
Variation margin on futures contracts	–	–	–	–	–	–	–	–
Collateral upon return of securities loaned	–	26,448,725	27,127,542	37,175,524	100,425,420	13,879,357	–	–
Due to custodian	–	–	–	–	–	–	74	–
Call and put options written, at value@	–		–	–	–	–	6,010,207	–
Unrealized depreciation on forward foreign currency contracts	–	–	1,253,168	–	–	–	–	–

TOTAL LIABILITIES	8,292,696	27,360,910	28,923,158	37,404,575	106,372,241	18,322,669	6,690,846	301,464

NET ASSETS	$165,597,118	$290,845,756	$355,428,861	$210,207,279	$550,950,649	$75,577,134	$131,297,006	$147,068,838

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$277,921	$246,041	$366,938	$190,996	$807,755	$74,517	$181,814	$166,911
Additional paid-in capital	212,490,868	495,321,549	407,073,746	199,173,333	1,030,323,384	114,462,313	163,089,620	169,483,626
Accumulated undistributed net investment income (loss)	1,148,321	13,177,061	30,941,757	7,605,699	1,363,820	3,136,363	(858,180)	6,625,116
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	(9,181,583)	(72,782,228)	4,350,987	(3,064,695)	(287,091,067)	(18,666,982)	11,315,180	(2,071,193)
Unrealized appreciation (depreciation) on investments	(39,128,375)	(145,321,333)	(115,231,906)	6,301,946	(194,612,366)	(23,429,077)	(39,801,563)	(27,135,622)
Unrealized appreciation (depreciation) on futures contracts and written options contracts	–	213,018	–	–	–	–	(2,627,968)	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	(10,034)	(8,352)	27,927,339	–	159,123	–	(1,897)	–
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–	–

NET ASSETS	$165,597,118	$290,845,756	$355,428,861	$210,207,279	$550,950,649	$75,577,134	$131,297,006	$147,068,838

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	27,792,119	24,604,053	36,693,821	19,099,605	80,775,475	7,451,737	18,181,421	16,691,096
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$5.96	$11.82	$9.69	$11.01	$6.82	$10.14	$7.22	$8.81

* Cost
Long-term investment securities (unaffiliated)	$196,211,407	$425,596,543	$409,396,021	$124,892,571	$741,137,932	$95,537,528	$174,764,872	$169,899,796

Long-term investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–	$–

Short-term investment securities	$13,270,000	$32,700,383	$41,687,955	$37,175,524	$105,058,420	$13,879,357	$1,566,941	$3,543,000

Foreign cash	$133,863	$389,079	$15,534,281	$–	$109,926	$–	$70,914	$–

# Proceeds from securities sold short	$–	$–	$–	$–	$–	$–	$–	$–

@ Premiums received on options written	$–	$–	$–	$–	$–	$–	$3,382,239	$–

† Including securities on loan	$–	$26,111,202	$26,382,836	$36,714,439	$98,367,687	$13,736,005	$–	$–

See Notes to Financial Statements

AIG Retirement Company I

STATEMENTS OF ASSETS AND LIABILITIES — November 30, 2008 (Unaudited) — (continued)

	INTERNATIONAL EQUITIES FUND	INTERNATIONAL GOVERNMENT BOND FUND	INTERNATIONAL GROWTH I FUND	LARGE CAP CORE FUND	LARGE CAPITAL GROWTH FUND	MID CAP INDEX FUND	MID CAP STRATEGIC GROWTH FUND	MONEY MARKET I FUND
ASSETS:
Long-term investment securities, at market value (unaffiliated)*†	$623,081,403	$133,826,785	$375,487,645	$84,753,883	$289,144,091	$1,470,123,066	$174,510,022	$–
Long-term investment securities, at market value (affiliated)*†	–	–	–	–	–	–	–	–
Short-term investment securities, at market value (unaffiliated)*	113,588,111	–	78,125,204	23,902,690	69,360,688	346,468,879	54,996,463	566,766,634
Repurchase agreements (cost equals market value)	3,049,000	6,841,000	1,416,000	–	7,136,000	3,203,000	–	38,039,000

Total Investments	739,718,514	140,667,785	455,028,849	108,656,573	365,640,779	1,819,794,945	229,506,485	604,805,634

Cash	41,979	241	4,084	448	744	–	866	564
Foreign cash*	11,800,109	1,430,166	3,227,963	65,472	771,368	–	–	–
Receivable for–
Fund shares sold	808,726	69,583	782,296	566,720	42,574	4,227,475	57,000	659,154
Dividends and interest	2,824,129	2,138,532	1,194,365	166,149	492,871	3,008,386	84,413	613,436
Investments sold	14,890,908	6,158,529	2,100,894	–	394,106	358,209	466,950	–
Prepaid expenses and other assets	14,539	6,212	9,869	10,618	7,239	44,803	25,581	78,869
Due from investment adviser for expense reimbursements/fee waivers	–	–	54,797	7,202	–	–	–	3,321
Variation margin on futures contracts	304,954	–	–	–	–	702,310	–	–
Collateral received for securities loaned	373,862	–	–	–	–	27,019	808	–
Unrealized appreciation on forward foreign currency contracts	–	54,573	–	–	–	–	–	–

TOTAL ASSETS	770,777,720	150,525,621	462,403,117	109,473,182	367,349,681	1,828,163,147	230,142,103	606,160,978

LIABILITIES:
Payable for–
Fund shares reacquired	260,818	135,317	49,594	60,179	66,883	231,293	19,979	900,236
Investments purchased	3,497,015	4,515,400	3,534,441	–	–	801,040	2,629,958	–
Investment advisory and management fees	174,988	59,644	300,154	49,024	162,794	347,858	104,326	198,203
Administrative service fee	37,490	8,350	22,546	4,903	17,806	85,893	10,433	34,677
Transfer agent fees and expenses	1,896	198	762	364	380	2,119	424	2,017
Directors’ fees and expenses	113,685	48,059	143,343	10,008	44,835	507,725	18,543	154,525
Other accrued expenses	324,269	71,933	149,080	30,349	65,514	367,159	47,025	36,010
Line of credit	–	–	–	–	–	–	–	–
Variation margin on futures contracts	–	–	–	–	–	–	–	–
Collateral upon return of securities loaned	113,652,799	–	68,697,499	19,358,758	61,596,752	318,184,020	46,620,289	–
Due to custodian	–	–	–	–	–	71,937	–	–
Call and put options written, at value@	–	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	40	–	–	–	–	–

TOTAL LIABILITIES	118,062,960	4,838,901	72,897,459	19,513,585	61,954,964	320,599,044	49,450,977	1,325,668

NET ASSETS	$652,714,760	$145,686,720	$389,505,658	$89,959,597	$305,394,717	$1,507,564,103	$180,691,126	$604,835,310

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$1,140,581	$132,518	$534,618	$120,646	$391,068	$1,083,039	$226,789	$6,066,566
Additional paid-in capital	932,739,419	155,164,330	603,938,213	111,894,684	398,305,663	2,021,025,434	275,266,593	600,590,067
Accumulated undistributed net investment income (loss)	38,912,656	7,096,455	14,072,004	1,250,151	2,485,372	47,813,495	1,182,648	–
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	7,555,825	(6,164,512)	(66,693,066)	(35,688)	(22,572,651)	210,229,530	(26,035,677)	(1,821,323)
Unrealized appreciation (depreciation) on investments	(321,541,416)	(10,460,016)	(162,245,310)	(23,271,398)	(73,210,418)	(774,384,050)	(69,949,212)	–
Unrealized appreciation (depreciation) on futures contracts and written options contracts	(7,358,974)	–	–	–	–	1,796,655	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	1,266,669	(82,055)	(100,801)	1,202	(4,317)	–	(15)	–
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–	–

NET ASSETS	$652,714,760	$145,686,720	$389,505,658	$89,959,597	$305,394,717	$1,507,564,103	$180,691,126	$604,835,310

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	114,058,076	13,251,847	53,461,763	12,064,560	39,106,763	108,303,857	22,678,897	606,656,633
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$5.72	$10.99	$7.29	$7.46	$7.81	$13.92	$7.97	$1.00

* Cost
Long-term investment securities (unaffiliated)	$939,865,104	$144,286,801	$534,847,660	$107,212,213	$359,767,445	$2,231,144,522	$242,501,216	$–

Long-term investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–	$–

Short-term investment securities	$118,345,826	$–	$81,010,499	$24,715,758	$71,947,752	$359,831,473	$56,954,481	$566,766,634

Foreign cash	$11,734,326	$1,467,750	$3,345,095	$64,270	$773,502	$–	$–	$–

# Proceeds from securities sold short	$–	$–	$–	$–	$–	$–	$–	$–

@ Premiums received on options written	$–	$–	$–	$–	$–	$–	$–	$–

† Including securities on loan	$108,040,364	$–	$66,025,378	$19,014,229	$60,816,475	$313,147,201	$45,768,192	$–

See Notes to Financial Statements

AIG Retirement Company I

STATEMENTS OF ASSETS AND LIABILITIES — November 30, 2008 (Unaudited) — (continued)

	NASDAQ-100® INDEX FUND	SCIENCE & TECHNOLOGY FUND	SMALL CAP AGGRESSIVE GROWTH FUND	SMALL CAP FUND	SMALL CAP INDEX FUND	SMALL CAP SPECIAL VALUES FUND	SMALL-MID GROWTH FUND	STOCK INDEX FUND	VALUE FUND
ASSETS:
Long-term investment securities, at market value (unaffiliated)*†	$54,321,068	$431,760,088	$35,410,974	$229,377,040	$578,249,771	$139,439,951	$64,487,907	$2,497,145,397	$150,163,507
Long-term investment securities, at market value (affiliated)*†	–	–	–	–	–	–	–	1,724,379	–
Short-term investment securities, at market value (unaffiliated)*	12,061,781	104,510,316	7,660,617	61,722,671	162,404,562	35,767,733	17,776,163	201,206,083	–
Repurchase agreements (cost equals market value)	1,351,000	–	–	–	3,812,000	1,164,000	–	4,626,000	7,691,000

Total Investments	67,733,849	536,270,404	43,071,591	291,099,711	744,446,333	176,371,684	82,264,070	2,704,701,859	157,854,507

Cash	80	–	–	–	28,031	6,347	–	472	618
Foreign cash*	–	331,615	–	–	–	–	–	–	1,126
Receivable for–
Fund shares sold	49,282	183,538	38,009	52,125	543,056	72,081	60,354	3,145,772	67,194
Dividends and interest	59,784	750,900	18,109	176,900	841,179	276,173	19,266	8,334,307	283,234
Investments sold	–	3,731,307	246,873	1,434,836	4,911	1,197,292	532,656	1,858,628	1,716,338
Prepaid expenses and other assets	5,293	33,295	3,483	12,411	15,022	17,228	19,145	146,505	5,077
Due from investment adviser for expense reimbursements/fee waivers	13,369	–	13,141	27,256	–	5,786	52,161	–	12,585
Variation margin on futures contracts	–	–	–	–	590,810	–	–	429,100	–
Collateral received for securities loaned	–	–	–	470,368	267,869	39,937	–	1,111,523	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–	–	–

TOTAL ASSETS	67,861,657	541,301,059	43,391,206	293,273,607	746,757,211	177,986,528	82,947,652	2,719,728,166	159,940,679

LIABILITIES:
Payable for–
Fund shares reacquired	14,565	50,834	2,104	44,809	89,149	52,052	6,674	2,255,280	300,848
Investments purchased	21,490	4,347,110	49,414	67,763	–	461,951	121,660	804,354	55,282
Investment advisory and management fees	18,690	345,226	24,508	174,845	167,114	90,330	47,754	561,771	102,517
Administrative service fee	3,271	26,867	2,018	13,609	35,285	8,431	3,933	145,788	9,200
Transfer agent fees and expenses	1,343	1,400	364	472	1,465	364	364	2,458	671
Directors’ fees and expenses	26,158	350,882	5,693	196,023	170,729	27,294	13,373	1,291,723	17,078
Other accrued expenses	45,705	117,284	39,778	105,018	164,752	47,635	46,720	556,520	40,135
Line of credit	–	–	65,337	–	–	–	–	–	–
Variation margin on futures contracts	11,280	–	–	–	–	–	–	–	–
Collateral upon return of securities loaned	12,225,244	82,777,766	7,996,469	58,470,944	133,879,351	32,061,579	15,177,623	178,884,333	–
Due to custodian	–	86,932	–	51,917	–	–	159,079	–	–
Call and put options written, at value@	–	–	–	–	–	465	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–	–	–

TOTAL LIABILITIES	12,367,746	88,104,301	8,185,685	59,125,400	134,507,845	32,750,101	15,577,180	184,502,227	525,731

NET ASSETS	$55,493,911	$453,196,758	$35,205,521	$234,148,207	$612,249,366	$145,236,427	$67,370,472	$2,535,225,939	$159,414,948

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$170,611	$589,587	$54,179	$369,326	$614,363	$242,873	$111,898	$1,136,487	$242,453
Additional paid-in capital	70,959,222	2,262,192,335	59,442,907	350,347,997	885,137,665	263,541,507	117,287,841	2,188,610,096	266,591,933
Accumulated undistributed net investment income (loss)	310,992	(87,253)	97,182	1,866,336	22,536,579	4,950,948	356,724	115,573,087	2,967,976
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	(2,021,538)	(1,548,141,976)	(549,173)	(22,044,572)	70,408,465	(24,971,502)	(29,070,278)	392,928,311	(39,026,078)
Unrealized appreciation (depreciation) on investments	(13,685,052)	(261,369,540)	(23,839,574)	(96,390,880)	(361,688,126)	(98,547,558)	(21,315,713)	(162,965,050)	(71,361,206)
Unrealized appreciation (depreciation) on futures contracts and written options contracts	(240,324)	–	–	–	(4,759,580)	20,159	–	(56,992)	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	–	13,605	–	–	–	–	–	–	(130)
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–	–	–

NET ASSETS	$55,493,911	$453,196,758	$35,205,521	$234,148,207	$612,249,366	$145,236,427	$67,370,472	$2,535,225,939	$159,414,948

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	17,061,098	58,958,661	5,417,901	36,932,621	61,436,289	24,287,343	11,189,822	113,648,743	24,245,269
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$3.25	$7.69	$6.50	$6.34	$9.97	$5.98	$6.02	$22.31	$6.58

* Cost
Long-term investment securities (unaffiliated)	$67,492,660	$689,652,962	$58,914,696	$323,331,896	$934,326,215	$236,642,600	$85,166,160	$2,618,008,282	$221,524,713

Long-term investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–	$36,360,086	$–

Short-term investment securities	$12,575,241	$107,986,982	$7,996,469	$64,158,695	$168,016,244	$37,112,642	$18,413,623	$208,672,541	$–

Foreign cash	$–	$339,270	$–	$–	$–	$–	$–	$–	$1,160

# Proceeds from securities sold short	$–	$–	$–	$–	$–	$–	$–	$–	$–

@ Premiums received on options written	$–	$–	$–	$–	$–	$20,624	$–	$–	$–

† Including securities on loan	$11,767,451	$79,680,221	$7,790,329	$57,732,871	$128,987,677	$31,166,255	$14,954,867	$177,242,539	$–

See Notes to Financial Statements

AIG Retirement Company I

STATEMENTS OF OPERATIONS — November 30, 2008 (Unaudited)

	ASSET ALLOCATION FUND	BLUE CHIP GROWTH FUND	BROAD CAP VALUE INCOME FUND	CAPITAL CONSERVATION FUND	CORE EQUITY FUND	CORE VALUE FUND	FOREIGN VALUE FUND	GLOBAL EQUITY FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$981,869	$1,780,708	$350,439	$–	$3,018,287	$2,195,538	$12,042,867	$3,700,192
Dividends (affiliated)	–	–	–	–	–	–	–	–
Securities lending income	–	92,801	–	23,707	117,001	–	834,243	219,751
Interest (unaffiliated)	1,620,877	42,089	1,087	3,517,566	6,468	5,293	115,738	130,183

Total investment income*	2,602,746	1,915,598	351,526	3,541,273	3,141,756	2,200,831	12,992,848	4,050,126

EXPENSES:
Investment advisory and management fees	340,367	1,338,138	74,874	301,004	1,119,219	560,901	2,517,649	1,209,081
Administrative service fee	47,651	125,558	7,487	42,141	98,888	50,991	258,878	105,877
Transfer agent fees and expenses	515	698	361	592	721	515	361	478
Registration fees	–	–	–	–	–	–	–	–
Custodian fees	46,505	30,044	14,426	28,981	26,267	28,149	597,489	79,494
Reports to shareholders	15,129	36,261	2,449	12,953	35,965	17,733	95,547	37,220
Audit and tax fees	11,195	11,216	22,564	12,375	11,216	11,216	21,415	21,415
Legal fees	4,399	4,888	5,001	4,321	5,283	4,239	5,650	5,220
Directors’ fees and expenses	2,853	7,659	152	1,773	7,517	3,602	22,467	8,875
Interest expense	–	–	–	–	913	182	–	390
Other expenses	2,083	175	5,131	1,264	2,650	2,538	2,368	1,876

Total expenses before fee waivers, expense reimbursements, and fees paid indirectly	470,697	1,554,637	132,445	405,404	1,308,639	680,066	3,521,824	1,469,926

Fees waived and expenses reimbursed by investment adviser (Note 3)	–	(30,005)	(41,527)	–	(125,905)	(75,458)	–	–
Fees paid indirectly (Note 7)	(5,963)	(7,367)	(484)	–	(5,099)	–	–	(37,228)

Net expenses	464,734	1,517,265	90,434	405,404	1,177,635	604,608	3,521,824	1,432,698

Net investment income (loss)	2,138,012	398,333	261,092	3,135,869	1,964,121	1,596,223	9,471,024	2,617,428

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	(7,202,777)	(38,764,407)	(913,235)	(5,295,421)	(29,299,492)	(12,168,058)	(489,780)	(54,345,661)
Net realized gain (loss) on investments (affiliated)	–	–	–	–	–	–	–	–
Net realized gain (loss) on futures contracts and written options contracts	441,004	–	–	–	59,017	(254,679)	–	(3,309,472)
Net realized foreign exchange gain (loss) on other assets and liabilities	–	(1,627)	–	–	–	(104)	(1,156,497)	(3,338,865)

Net realized gain (loss) on investments and foreign currencies	(6,761,773)	(38,766,034)	(913,235)	(5,295,421)	(29,240,475)	(12,422,841)	(1,646,277)	(60,993,998)

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(27,679,740)	(143,138,419)	(7,918,499)	(4,895,968)	(96,528,724)	(46,547,697)	(425,049,041)	(112,495,338)
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	–	–	–	–
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	288,716	–	–	–	(18,003)	(307,209)	–	(282,165)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(361,450)	6,891	–	–	–	–	94,332	(3,914,674)
Change in unrealized appreciation (depreciation) on securities sold short	–	–	–	–	–	–	–	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	54,483	–

Net unrealized gain (loss) on investments and foreign currencies	(27,752,474)	(143,131,528)	(7,918,499)	(4,895,968)	(96,546,727)	(46,854,906)	(424,900,226)	(116,692,177)

Net realized and unrealized gain (loss) on investments and foreign currencies	(34,514,247)	(181,897,562)	(8,831,734)	(10,191,389)	(125,787,202)	(59,277,747)	(426,546,503)	(177,686,175)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(32,376,235)	$(181,499,229)	$(8,570,642)	$(7,055,520)	$(123,823,081)	$(57,681,524)	$(417,075,479)	$(175,068,747)

* Net of foreign withholding taxes on interest and dividends of	$120	$7,474	$–	$222	$5,714	$9,902	$1,365,056	$158,763

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–	$14,682	$–

See Notes to Financial Statements

AIG Retirement Company I

STATEMENTS OF OPERATIONS — November 30, 2008 (Unaudited) — (continued)

	GLOBAL REAL ESTATE FUND	GLOBAL SOCIAL AWARENESS FUND	GLOBAL STRATEGY FUND	GOVERNMENT SECURITIES FUND	GROWTH FUND	GROWTH & INCOME FUND	HEALTH SCIENCES FUND	INFLATION PROTECTED FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$1,327,408	$5,162,695	$2,997,356	$–	$4,827,700	$1,418,552	$365,655	$75,469
Dividends (affiliated)	–	–	–	–	–	–	–	–
Securities lending income	–	65,464	257,804	159,424	388,734	43,316	–	–
Interest (unaffiliated)	32,014	123,460	4,213,997	3,202,828	20,010	24,958	39,847	4,850,620

Total investment income*	1,359,422	5,351,619	7,469,157	3,362,252	5,236,444	1,486,826	405,502	4,926,089

EXPENSES:
Investment advisory and management fees	228,481	1,122,163	1,082,711	459,133	3,030,883	394,725	893,241	415,412
Administrative service fee	21,325	157,103	151,579	64,279	272,612	36,841	62,527	58,158
Transfer agent fees and expenses	890	692	361	1,254	611	515	515	305
Registration fees	–	–	–	–	–	–	–	–
Custodian fees	68,075	212,666	184,977	13,081	105,442	8,360	38,508	9,131
Reports to shareholders	–	52,206	44,454	15,785	91,410	12,324	18,009	26,120
Audit and tax fees	49,285	11,303	21,415	12,375	11,515	11,216	11,216	21,449
Legal fees	301	4,681	5,169	4,766	3,933	4,606	4,384	5,348
Directors’ fees and expenses	–	12,320	10,978	2,831	22,072	2,135	3,707	14,632
Interest expense	–	122	6	–	549	–	–	–
Other expenses	3,757	2,120	1,889	928	2,971	1,127	1,630	824

Total expenses before fee waivers, expense reimbursements, and fees paid indirectly	372,114	1,575,376	1,503,539	574,432	3,541,998	471,849	1,033,737	551,379

Fees waived and expenses reimbursed by investment adviser (Note 3)	(82,707)	–	–	–	–	(24,493)	–	(12,858)
Fees paid indirectly (Note 7)	–	(36,338)	–	–	–	(12,821)	(6,045)	–

Net expenses	289,407	1,539,038	1,503,539	574,432	3,541,998	434,535	1,027,692	538,521

Net investment income (loss)	1,070,015	3,812,581	5,965,618	2,787,820	1,694,446	1,052,291	(622,190)	4,387,568

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	(9,060,436)	(77,449,375)	(5,032,722)	1,279,811	(109,638,688)	(22,409,383)	(3,321,227)	(1,214,287)
Net realized gain (loss) on investments (affiliated)	–	–	–	–	–	–	–	–
Net realized gain (loss) on futures contracts and written options contracts	–	(7,425,745)	–	–	–	–	130,899	–
Net realized foreign exchange gain (loss) on other assets and liabilities	(227,899)	(414,998)	170,318	–	1,864,742	–	13,633	–

Net realized gain (loss) on investments and foreign currencies	(9,288,335)	(85,290,118)	(4,862,404)	1,279,811	(107,773,946)	(22,409,383)	(3,176,695)	(1,214,287)

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(40,114,409)	(148,467,718)	(146,982,698)	6,382,212	(257,419,752)	(25,167,464)	(54,704,953)	(24,353,667)
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	–	–	–	–
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	–	(87,332)	–	–	–	–	(3,340,202)	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(9,427)	22,827	27,449,339	–	86,213	–	(528)	–
Change in unrealized appreciation (depreciation) on securities sold short	–	–	–	–	–	–	–	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	(40,123,836)	(148,532,223)	(119,533,359)	6,382,212	(257,333,539)	(25,167,464)	(58,045,683)	(24,353,667)

Net realized and unrealized gain (loss) on investments and foreign currencies	(49,412,171)	(233,822,341)	(124,395,763)	7,662,023	(365,107,485)	(47,576,847)	(61,222,378)	(25,567,954)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(48,342,156)	$(230,009,760)	$(118,430,145)	$10,449,843	$(363,413,039)	$(46,524,556)	$(61,844,568)	$(21,180,386)

* Net of foreign withholding taxes on interest and dividends of	$53,233	$180,322	$303,935	$–	$29,211	$900	$9,566	$–

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–	$–	$–

See Notes to Financial Statements

AIG Retirement Company I

STATEMENTS OF OPERATIONS — November 30, 2008 (Unaudited) — (continued)

	INTERNATIONAL EQUITIES FUND	INTERNATIONAL GOVERNMENT BOND FUND	INTERNATIONAL GROWTH I FUND	LARGE CAP CORE FUND	LARGE CAPITAL GROWTH FUND	MID CAP INDEX FUND	MID CAP STRATEGIC GROWTH FUND	MONEY MARKET I FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$10,484,140	$–	$6,439,380	$760,911	$2,430,280	$17,983,183	$664,871	$–
Dividends (affiliated)	–	–	–	–	–	–	–	–
Securities lending income	1,119,571	–	622,122	125,456	130,036	3,193,447	477,400	–
Interest (unaffiliated)	180,452	4,103,953	93,901	14,123	100,908	312,425	109,065	7,086,203

Total investment income*	11,784,163	4,103,953	7,155,403	900,490	2,661,224	21,489,055	1,251,336	7,086,203

EXPENSES:
Investment advisory and management fees	1,349,267	425,764	2,575,396	296,166	1,354,756	2,959,470	961,691	1,191,080
Administrative service fee	307,603	59,607	197,211	29,617	148,176	758,460	97,323	208,439
Transfer agent fees and expenses	5,590	268	524	361	561	6,059	529	7,167
Registration fees	–	–	–	–	–	–	–	13,255
Custodian fees	437,308	60,596	244,986	11,745	34,548	106,499	34,391	21,009
Reports to shareholders	101,746	15,973	65,880	8,280	49,294	243,358	33,593	58,931
Audit and tax fees	21,115	32,418	21,115	18,709	11,515	11,321	14,339	14,331
Legal fees	4,381	4,625	4,764	4,323	5,059	11,268	5,589	33,965
Directors’ fees and expenses	26,127	15,822	16,266	680	11,741	64,082	6,591	17,203
Interest expense	571	54	1,917	159	–	–	139	–
Other expenses	4,352	1,110	2,841	1,539	2,043	13,108	2,148	26,366

Total expenses before fee waivers, expense reimbursements, and fees paid indirectly	2,258,060	616,237	3,130,900	371,579	1,617,693	4,173,625	1,156,333	1,591,746

Fees waived and expenses reimbursed by investment adviser (Note 3)	–	–	(285,423)	(11,949)	–	–	–	(5,919)
Fees paid indirectly (Note 7)	–	–	(1,331)	(11,798)	(5,693)	–	(34,216)	–

Net expenses	2,258,060	616,237	2,844,146	347,832	1,612,000	4,173,625	1,122,117	1,585,827

Net investment income (loss)	9,526,103	3,487,716	4,311,257	552,658	1,049,224	17,315,430	129,219	5,500,376

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	(87,355,937)	(9,815,234)	(47,156,024)	(4,576,685)	(28,174,929)	52,320,232	(52,389,650)	(1,886,876)
Net realized gain (loss) on investments (affiliated)	–	–	–	–	–	–	–	–
Net realized gain (loss) on futures contracts and written options contracts	(5,033,467)	–	–	–	–	(25,582,550)	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	(345,707)	289,621	(223,674)	(17,215)	40,694	–	(18,374)	–

Net realized gain (loss) on investments and foreign currencies	(92,735,111)	(9,525,613)	(47,379,698)	(4,593,900)	(28,134,235)	26,737,682	(52,408,024)	(1,886,876)

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(413,598,849)	(14,214,612)	(277,326,025)	(27,299,338)	(160,298,514)	(1,137,081,221)	(114,797,483)	–
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	–	–	–	–
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	(11,157,344)	–	–	–	–	(758,109)	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(40,600)	(71,331)	(133,817)	1,031	(4,152)	–	3,047	–
Change in unrealized appreciation (depreciation) on securities sold short	–	–	–	–	–	–	–	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	(424,796,793)	(14,285,943)	(277,459,842)	(27,298,307)	(160,302,666)	(1,137,839,330)	(114,794,436)	–

Net realized and unrealized gain (loss) on investments and foreign currencies	(517,531,904)	(23,811,556)	(324,839,540)	(31,892,207)	(188,436,901)	(1,111,101,648)	(167,202,460)	(1,886,876)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(508,005,801)	$(20,323,840)	$(320,528,283)	$(31,339,549)	$(187,387,677)	$(1,093,786,218)	$(167,073,241)	$3,613,500

* Net of foreign withholding taxes on interest and dividends of	$613,613	$4,295	$334,974	$–	$3,575	$–	$6,590	$–

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–	$–	$–

See Notes to Financial Statements

AIG Retirement Company I

STATEMENTS OF OPERATIONS — November 30, 2008 (Unaudited) — (continued)

	NASDAQ-100® INDEX FUND	SCIENCE & TECHNOLOGY FUND	SMALL CAP AGGRESSIVE GROWTH FUND	SMALL CAP FUND	SMALL CAP INDEX FUND	SMALL CAP SPECIAL VALUES FUND	SMALL-MID GROWTH FUND	STOCK INDEX FUND	VALUE FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$183,130	$2,737,828	$76,403	$1,620,432	$6,863,228	$2,254,143	$203,218	$42,014,754	$2,000,482
Dividends (affiliated)	–	–	–	–	–	–	–	393,230	–
Securities lending income	94,334	498,279	80,011	389,840	2,118,672	349,533	298,587	1,045,963	–
Interest (unaffiliated)	22,305	310,849	2,578	47,651	218,847	48,330	15,816	270,702	55,379

Total investment income*	299,769	3,546,956	158,992	2,057,923	9,200,747	2,652,006	517,621	43,724,649	2,055,861

EXPENSES:
Investment advisory and management fees	159,290	3,119,627	221,725	1,468,168	1,317,910	781,858	412,999	4,487,155	898,909
Administrative service fee	27,876	246,725	18,260	115,812	298,823	72,973	34,012	1,229,349	80,814
Transfer agent fees and expenses	4,179	4,462	361	495	4,807	361	361	7,436	588
Registration fees	–	–	–	–	–	–	–	–	–
Custodian fees	9,704	87,040	22,087	88,129	113,647	50,914	47,084	182,436	23,645
Reports to shareholders	8,951	100,729	7,016	42,247	90,832	25,434	41,219	411,131	25,128
Audit and tax fees	19,466	11,321	11,515	11,216	11,303	11,515	12,203	11,283	11,515
Legal fees	4,779	3,522	2,547	4,353	5,225	5,553	4,159	–	4,371
Directors’ fees and expenses	1,244	20,294	413	8,433	23,336	5,545	1,967	108,053	4,696
Interest expense	–	16	644	125	–	182	–	2,308	1,285
Other expenses	14,123	2,876	1,351	4,141	4,352	2,489	1,570	48,069	950

Total expenses before fee waivers, expense reimbursements, and fees paid indirectly	249,612	3,596,612	285,919	1,743,119	1,870,235	956,824	555,574	6,487,220	1,051,901

Fees waived and expenses reimbursed by investment adviser (Note 3)	(30,587)	–	(25,708)	(171,388)	–	(18,593)	(69,694)	–	(70,584)
Fees paid indirectly (Note 7)	–	(32,432)	(1,445)	(5,081)	–	(31,160)	(30,517)	–	–

Net expenses	219,025	3,564,180	258,766	1,566,650	1,870,235	907,071	455,363	6,487,220	981,317

Net investment income (loss)	80,744	(17,224)	(99,774)	491,273	7,330,512	1,744,935	62,258	37,237,429	1,074,544

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	97,820	(86,014,246)	(4,781,760)	(1,764,382)	20,439,270	(22,078,542)	(9,633,027)	106,473,567	(33,493,903)
Net realized gain (loss) on investments (affiliated)	–	–	–	–	–	–	–	(209,303)	–
Net realized gain (loss) on futures contracts and written options contracts	(1,144,420)	32,615	–	–	(3,581,966)	17,836	–	(22,921,098)	–
Net realized foreign exchange gain (loss) on other assets and liabilities	–	(85,125)	–	319	–	–	–	–	(22,286)

Net realized gain (loss) on investments and foreign currencies	(1,046,600)	(86,066,756)	(4,781,760)	(1,764,063)	16,857,304	(22,060,706)	(9,633,027)	83,343,166	(33,516,189)

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(39,434,010)	(323,705,024)	(21,274,094)	(131,637,798)	(379,250,902)	(74,262,963)	(36,767,698)	(1,574,763,486)	(80,328,748)
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	–	–	–	(31,302,706)	–
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	(630,793)	–	–	–	(5,523,714)	20,159	–	18,270	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	–	(16,334)	–	–	–	–	–	–	572
Change in unrealized appreciation (depreciation) on securities sold short	–	–	–	–	–	–	–	–	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	(40,064,803)	(323,721,358)	(21,274,094)	(131,637,798)	(384,774,616)	(74,242,804)	(36,767,698)	(1,606,047,922)	(80,328,176)

Net realized and unrealized gain (loss) on investments and foreign currencies	(41,111,403)	(409,788,114)	(26,055,854)	(133,401,861)	(367,917,312)	(96,303,510)	(46,400,725)	(1,522,704,756)	(113,844,365)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(41,030,659)	$(409,805,338)	$(26,155,628)	$(132,910,588)	$(360,586,800)	$(94,558,575)	$(46,338,467)	$(1,485,467,327)	$(112,769,821)

* Net of foreign withholding taxes on interest and dividends of	$1,662	$153,312	$–	$3,726	$1,652	$–	$1,062	$–	$(15,134)

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–	$–	$–	$–

See Notes to Financial Statements

AIG Retirement Company I

STATEMENTS OF CHANGES IN NET ASSETS

	ASSET ALLOCATION FUND		BLUE CHIP GROWTH FUND		BROAD CAP VALUE INCOME FUND		CAPITAL CONSERVATION FUND
	For the Six Months Ended November 30, 2008 (Unaudited)	For the Year Ended May 31, 2008	For the Six Months Ended November 30, 2008 (Unaudited)	For the Year Ended May 31, 2008	For the Six Months Ended November 30, 2008 (Unaudited)	For the Year Ended May 31, 2008	For the Six Months Ended November 30, 2008 (Unaudited)	For the Year Ended May 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,138,012	$4,512,009	$398,333	$567,509	$261,092	$479,752	$3,135,869	$8,829,313
Net realized gain (loss) on investments and foreign currencies	(6,761,773)	1,115,272	(38,766,034)	(1,157,770)	(913,235)	699	(5,295,421)	(2,409,708)
Net unrealized gain (loss) on investments and foreign currencies	(27,752,474)	(12,153,748)	(143,131,528)	14,450,432	(7,918,499)	(4,361,432)	(4,895,968)	(2,745,898)

Net increase (decrease) in net assets resulting from operations	(32,376,235)	(6,526,467)	(181,499,229)	13,860,171	(8,570,642)	(3,880,981)	(7,055,520)	3,673,707

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(4,850,592)	–	(304,931)	–	(468,004)	–	(10,132,103)
Net realized gain on securities	–	(9,627,408)	–	(518,942)	–	(1,061,702)	–	–

Total distributions to shareholders	–	(14,478,000)	–	(823,873)	–	(1,529,706)	–	(10,132,103)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(12,698,915)	169,631	34,285,070	292,040,945	(1,079,729)	(1,085,104)	(10,427,815)	(43,136,810)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(45,075,150)	(20,834,836)	(147,214,159)	305,077,243	(9,650,371)	(6,495,791)	(17,483,335)	(49,595,206)
NET ASSETS:
Beginning of period	156,260,048	177,094,884	418,429,061	113,351,818	26,150,554	32,646,345	127,694,884	177,290,090

End of period†	$111,184,898	$156,260,048	$271,214,902	$418,429,061	$16,500,183	$26,150,554	$110,211,549	$127,694,884

† Includes accumulated undistributed net investment income (loss)	$6,608,772	$4,470,760	$946,875	$548,542	$443,897	$182,805	$11,948,414	$8,812,545

See Notes to Financial Statements

AIG Retirement Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	CORE EQUITY FUND		CORE VALUE FUND		FOREIGN VALUE FUND		GLOBAL EQUITY FUND
	For the Six Months Ended November 30, 2008 (Unaudited)	For the Year Ended May 31, 2008	For the Six Months Ended November 30, 2008 (Unaudited)	For the Year Ended May 31, 2008	For the Six Months Ended November 30, 2008 (Unaudited)	For the Year Ended May 31, 2008	For the Six Months Ended November 30, 2008 (Unaudited)	For the Year Ended May 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,964,121	$3,281,659	$1,596,223	$3,626,818	$9,471,024	$29,261,128	$2,617,428	$6,012,210
Net realized gain (loss) on investments and foreign currencies	(29,240,475)	1,633,285	(12,422,841)	6,799,545	(1,646,277)	61,576,451	(60,993,998)	19,156,277
Net unrealized gain (loss) on investments and foreign currencies	(96,546,727)	(43,879,273)	(46,854,906)	(41,336,655)	(424,900,226)	(122,338,910)	(116,692,177)	(69,204,971)

Net increase (decrease) in net assets resulting from operations	(123,823,081)	(38,964,329)	(57,681,524)	(30,910,292)	(417,075,479)	(31,501,331)	(175,068,747)	(44,036,484)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(3,867,556)	–	(3,800,245)	–	(9,099,335)	–	(7,786,321)
Net realized gain on securities	–	–	–	(7,127,844)	–	(31,801,409)	–	(22,111,834)

Total distributions to shareholders	–	(3,867,556)	–	(10,928,089)	–	(40,900,744)	–	(29,898,155)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(22,007,267)	(60,320,423)	(15,538,841)	(26,175,081)	6,063,217	(25,644,410)	(20,073,532)	(3,280,793)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(145,830,348)	(103,152,308)	(73,220,365)	(68,013,462)	(411,012,262)	(98,046,485)	(195,142,279)	(77,215,432)
NET ASSETS:
Beginning of period	349,995,040	453,147,348	179,697,299	247,710,761	946,933,948	1,044,980,433	395,426,392	472,641,824

End of period†	$204,164,692	$349,995,040	$106,476,934	$179,697,299	$535,921,686	$946,933,948	$200,284,113	$395,426,392

† Includes accumulated undistributed net investment income (loss)	$5,024,222	$3,060,101	$5,151,435	$3,555,212	$39,337,515	$29,866,491	$6,105,286	$3,487,858

See Notes to Financial Statements

AIG Retirement Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	GLOBAL REAL ESTATE FUND		GLOBAL SOCIAL AWARENESS FUND		GLOBAL STRATEGY FUND		GOVERNMENT SECURITIES FUND
	For the Six Months Ended November 30, 2008 (Unaudited)	For the Period Ended March 10*-May 31, 2008	For the Six Months Ended November 30, 2008 (Unaudited)	For the Year Ended May 31, 2008	For the Six Months Ended November 30, 2008 (Unaudited)	For the Year Ended May 31, 2008	For the Six Months Ended November 30, 2008 (Unaudited)	For the Year Ended May 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,070,015	$55,148	$3,812,581	$9,085,898	$5,965,618	$15,751,459	$2,787,820	$4,855,030
Net realized gain (loss) on investments and foreign currencies	(9,288,335)	129,910	(85,290,118)	15,856,131	(4,862,404)	19,042,792	1,279,811	592,831
Net unrealized gain (loss) on investments and foreign currencies	(40,123,836)	985,427	(148,532,223)	(42,378,345)	(119,533,359)	(32,247,594)	6,382,212	1,012,893

Net increase (decrease) in net assets resulting from operations	(48,342,156)	1,170,485	(230,009,760)	(17,436,316)	(118,430,145)	2,546,657	10,449,843	6,460,754

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	–	–	(5,496,328)	–	(7,140,085)	–	(4,668,688)
Net realized gain on securities	–	–	–	(46,803,168)	–	(7,778,495)	–	–

Total distributions to shareholders	–	–	–	(52,299,496)	–	(14,918,580)	–	(4,668,688)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	184,808,106	27,960,683	(44,627,758)	167,059,826	(22,115,984)	(1,538,108)	28,115,943	66,366,198

TOTAL INCREASE (DECREASE) IN NET ASSETS	136,465,950	29,131,168	(274,637,518)	97,324,014	(140,546,129)	(13,910,031)	38,565,786	68,158,264
NET ASSETS:
Beginning of period	29,131,168	–	565,483,274	468,159,260	495,974,990	509,885,021	171,641,493	103,483,229

End of period†	$165,597,118	$29,131,168	$290,845,756	$565,483,274	$355,428,861	$495,974,990	$210,207,279	$171,641,493

† Includes accumulated undistributed net investment income (loss)	$1,148,321	$78,306	$13,177,061	$9,364,480	$30,941,757	$24,976,139	$7,605,699	$4,817,879

*	Commencement of operations.

See Notes to Financial Statements

AIG Retirement Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	GROWTH FUND		GROWTH & INCOME FUND		HEALTH SCIENCES FUND		INFLATION PROTECTED FUND
	For the Six Months Ended November 30, 2008 (Unaudited)	For the Year Ended May 31, 2008	For the Six Months Ended November 30, 2008 (Unaudited)	For the Year Ended May 31, 2008	For the Six Months Ended November 30, 2008 (Unaudited)	For the Year Ended May 31, 2008	For the Six Months Ended November 30, 2008 (Unaudited)	For the Year Ended May 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,694,446	$2,200,862	$1,052,291	$2,148,074	$(622,190)	$(1,234,317)	$4,387,568	$2,597,503
Net realized gain (loss) on investments and foreign currencies	(107,773,946)	163,441,813	(22,409,383)	4,484,192	(3,176,695)	19,080,327	(1,214,287)	(304,842)
Net unrealized gain (loss) on investments and foreign currencies	(257,333,539)	(81,835,417)	(25,167,464)	(11,745,306)	(58,045,683)	(18,467,998)	(24,353,667)	(2,302,551)

Net increase (decrease) in net assets resulting from operations	(363,413,039)	83,807,258	(46,524,556)	(5,113,040)	(61,844,568)	(621,988)	(21,180,386)	(9,890)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	–	–	(1,732,536)	–	–	–	(661,802)
Net realized gain on securities	–	–	–	(6,185,584)	–	(17,447,281)	–	–

Total distributions to shareholders	–	–	–	(7,918,120)	–	(17,447,281)	–	(661,802)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(49,003,913)	(145,940,715)	(7,554,847)	(6,595,197)	(5,226,739)	19,993,692	9,174,787	144,024,306

TOTAL INCREASE (DECREASE) IN NET ASSETS	(412,416,952)	(62,133,457)	(54,079,403)	(19,626,357)	(67,071,307)	1,924,423	(12,005,599)	143,352,614
NET ASSETS:
Beginning of period	963,367,601	1,025,501,058	129,656,537	149,282,894	198,368,313	196,443,890	159,074,437	15,721,823

End of period†	$550,950,649	$963,367,601	$75,577,134	$129,656,537	$131,297,006	$198,368,313	$147,068,838	$159,074,437

† Includes accumulated undistributed net investment income (loss)	$1,363,820	$(330,626)	$3,136,363	$2,084,072	$(858,180)	$(235,990)	$6,625,116	$2,237,548

See Notes to Financial Statements

AIG Retirement Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	INTERNATIONAL EQUITIES FUND		INTERNATIONAL GOVERNMENT BOND FUND		INTERNATIONAL GROWTH I FUND		LARGE CAP CORE FUND
	For the Six Months Ended November 30, 2008 (Unaudited)	For the Year Ended May 31, 2008	For the Six Months Ended November 30, 2008 (Unaudited)	For the Year Ended May 31, 2008	For the Six Months Ended November 30, 2008 (Unaudited)	For the Year Ended May 31, 2008	For the Six Months Ended November 30, 2008 (Unaudited)	For the Year Ended May 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$9,526,103	$31,568,388	$3,487,716	$5,971,409	$4,311,257	$10,512,291	$552,658	$701,679
Net realized gain (loss) on investments and foreign currencies	(92,735,111)	108,526,590	(9,525,613)	3,869,792	(47,379,698)	38,577,153	(4,593,900)	5,274,556
Net unrealized gain (loss) on investments and foreign currencies	(424,796,793)	(186,160,079)	(14,285,943)	1,713,016	(277,459,842)	(30,727,515)	(27,298,307)	(8,599,407)

Net increase (decrease) in net assets resulting from operations	(508,005,801)	(46,065,101)	(20,323,840)	11,554,217	(320,528,283)	18,361,929	(31,339,549)	(2,623,172)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(27,305,340)	–	(6,982,316)	–	(6,162,164)	–	(514,741)
Net realized gain on securities	–	(22,846,524)	–	(948,633)	–	–	–	(2,756,507)

Total distributions to shareholders	–	(50,151,864)	–	(7,930,949)	–	(6,162,164)	–	(3,271,248)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	57,870,207	102,021,475	(13,180,632)	39,791,308	(16,223,723)	45,784,022	36,454,842	2,552,569

TOTAL INCREASE (DECREASE) IN NET ASSETS	(450,135,594)	5,804,510	(33,504,472)	43,414,576	(336,752,006)	57,983,787	5,115,293	(3,341,851)
NET ASSETS:
Beginning of period	1,102,850,354	1,097,045,844	179,191,192	135,776,616	726,257,664	668,273,877	84,844,304	88,186,155

End of period†	$652,714,760	$1,102,850,354	$145,686,720	$179,191,192	$389,505,658	$726,257,664	$89,959,597	$84,844,304

† Includes accumulated undistributed net investment income (loss)	$38,912,656	$29,386,553	$7,096,455	$3,608,739	$14,072,004	$9,760,747	$1,250,151	$697,493

See Notes to Financial Statements

AIG Retirement Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	LARGE CAPITAL GROWTH FUND		MID CAP INDEX FUND		MID CAP STRATEGIC GROWTH FUND		MONEY MARKET I FUND
	For the Six Months Ended November 30, 2008 (Unaudited)	For the Year Ended May 31, 2008	For the Six Months Ended November 30, 2008 (Unaudited)	For the Year Ended May 31, 2008	For the Six Months Ended November 30, 2008 (Unaudited)	For the Year Ended May 31, 2008	For the Six Months Ended November 30, 2008 (Unaudited)	For the Year Ended May 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,049,224	$1,489,103	$17,315,430	$30,676,749	$129,219	$132,918	$5,500,376	$20,476,669
Net realized gain (loss) on investments and foreign currencies	(28,134,235)	7,772,330	26,737,682	202,709,153	(52,408,024)	29,213,077	(1,886,876)	65,553
Net unrealized gain (loss) on investments and foreign currencies	(160,302,666)	(5,560,795)	(1,137,839,330)	(349,456,861)	(114,794,436)	(2,297,512)	–	–

Net increase (decrease) in net assets resulting from operations	(187,387,677)	3,700,638	(1,093,786,218)	(116,070,959)	(167,073,241)	27,048,483	3,613,500	20,542,222

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(1,208,448)	–	(34,703,346)	–	–	(5,500,376)	(20,476,669)
Net realized gain on securities	–	–	–	(194,031,697)	–	(8,629,895)	–	–

Total distributions to shareholders	–	(1,208,448)	–	(228,735,043)	–	(8,629,895)	(5,500,376)	(20,476,669)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(26,511,531)	(70,072,976)	(74,847,638)	(50,991,328)	(19,530,395)	19,240,750	34,287,781	56,016,740

TOTAL INCREASE (DECREASE) IN NET ASSETS	(213,899,208)	(67,580,786)	(1,168,633,856)	(395,797,330)	(186,603,636)	37,659,338	32,400,905	56,082,293
NET ASSETS:
Beginning of period	519,293,925	586,874,711	2,676,197,959	3,071,995,289	367,294,762	329,635,424	572,434,405	516,352,112

End of period†	$305,394,717	$519,293,925	$1,507,564,103	$2,676,197,959	$180,691,126	$367,294,762	$604,835,310	$572,434,405

† Includes accumulated undistributed net investment income (loss)	$2,485,372	$1,436,148	$47,813,495	$30,498,065	$1,182,648	$1,053,429	$–	$–

See Notes to Financial Statements

AIG Retirement Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	NASDAQ-100® INDEX FUND		SCIENCE & TECHNOLOGY FUND		SMALL CAP AGGRESSIVE GROWTH FUND		SMALL CAP FUND
	For the Six Months Ended November 30, 2008 (Unaudited)	For the Year Ended May 31, 2008	For the Six Months Ended November 30, 2008 (Unaudited)	For the Year Ended May 31, 2008	For the Six Months Ended November 30, 2008 (Unaudited)	For the Year Ended May 31, 2008	For the Six Months Ended November 30, 2008 (Unaudited)	For the Year Ended May 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$80,744	$245,875	$(17,224)	$(905,146)	$(99,774)	$(300,687)	$491,273	$1,378,562
Net realized gain (loss) on investments and foreign currencies	(1,046,600)	1,438,470	(86,066,756)	85,772,797	(4,781,760)	4,598,757	(1,764,063)	(18,772,610)
Net unrealized gain (loss) on investments and foreign currencies	(40,064,803)	2,152,486	(323,721,358)	(37,789,117)	(21,274,094)	(8,138,532)	(131,637,798)	(64,296,168)

Net increase (decrease) in net assets resulting from operations	(41,030,659)	3,836,831	(409,805,338)	47,078,534	(26,155,628)	(3,840,462)	(132,910,588)	(81,690,216)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(73,271)	–	–	–	–	–	(162,397)
Net realized gain on securities	–	–	–	–	–	(12,217)	–	(52,950,679)

Total distributions to shareholders	–	(73,271)	–	–	–	(12,217)	–	(53,113,076)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(1,744,140)	10,858,101	(45,588,215)	(104,138,221)	(3,672,219)	16,974,823	(24,247,677)	(27,209,578)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(42,774,799)	14,621,661	(455,393,553)	(57,059,687)	(29,827,847)	13,122,144	(157,158,265)	(162,012,870)
NET ASSETS:
Beginning of period	98,268,710	83,647,049	908,590,311	965,649,998	65,033,368	51,911,224	391,306,472	553,319,342

End of period†	$55,493,911	$98,268,710	$453,196,758	$908,590,311	$35,205,521	$65,033,368	$234,148,207	$391,306,472

† Includes accumulated undistributed net investment income (loss)	$310,992	$230,248	$(87,253)	$(70,029)	$97,182	$196,456	$1,866,336	$1,375,063

See Notes to Financial Statements

AIG Retirement Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SMALL CAP INDEX FUND		SMALL CAP SPECIAL VALUES FUND		SMALL-MID GROWTH FUND		STOCK INDEX FUND		VALUE FUND
	For the Six Months Ended November 30, 2008 (Unaudited)	For the Year Ended May 31, 2008	For the Six Months Ended November 30, 2008 (Unaudited)	For the Year Ended May 31, 2008	For the Six Months Ended November 30, 2008 (Unaudited)	For the Year Ended May 31, 2008	For the Six Months Ended November 30, 2008 (Unaudited)	For the Year Ended May 31, 2008	For the Six Months Ended November 30, 2008 (Unaudited)	For the Year Ended May 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$7,330,512	$14,853,313	$1,744,935	$3,351,793	$62,258	$(418,255)	$37,237,429	$79,495,086	$1,074,544	$1,909,164
Net realized gain (loss) on investments and foreign currencies	16,857,304	62,481,129	(22,060,706)	(664,046)	(9,633,027)	(18,756,350)	83,343,166	334,763,881	(33,516,189)	(5,307,517)
Net unrealized gain (loss) on investments and foreign currencies	(384,774,616)	(221,171,583)	(74,242,804)	(67,781,274)	(36,767,698)	(2,252,605)	(1,606,047,922)	(795,566,871)	(80,328,176)	(2,467,230)

Net increase (decrease) in net assets resulting from operations	(360,586,800)	(143,837,141)	(94,558,575)	(65,093,527)	(46,338,467)	(21,427,210)	(1,485,467,327)	(381,307,904)	(112,769,821)	(5,865,583)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(12,975,068)	–	(2,324,948)	–	–	–	(79,526,270)	–	(385,589)
Net realized gain on securities	–	(89,670,382)	–	(16,582,738)	–	–	–	(246,852,747)	–	(7,681,476)

Total distributions to shareholders	–	(102,645,450)	–	(18,907,686)	–	–	–	(326,379,017)	–	(8,067,065)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(17,562,184)	18,053,475	(16,971,721)	(46,049,506)	(4,918,599)	(22,890,760)	(290,390,089)	(298,151,405)	(5,160,982)	201,538,002

TOTAL INCREASE (DECREASE) IN NET ASSETS	(378,148,984)	(228,429,116)	(111,530,296)	(130,050,719)	(51,257,066)	(44,317,970)	(1,775,857,416)	(1,005,838,326)	(117,930,803)	187,605,354
NET ASSETS:
Beginning of period	990,398,350	1,218,827,466	256,766,723	386,817,442	118,627,538	162,945,508	4,311,083,355	5,316,921,681	277,345,751	89,740,397

End of period†	$612,249,366	$990,398,350	$145,236,427	$256,766,723	$67,370,472	$118,627,538	$2,535,225,939	$4,311,083,355	$159,414,948	$277,345,751

† Includes accumulated undistributed net investment income (loss)	$22,536,579	$15,206,067	$4,950,948	$3,206,013	$356,724	$294,466	$115,573,087	$78,335,658	$2,967,976	$1,893,432

See Notes to Financial Statements

AIG Retirement Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 — Organization

AIG Retirement Company I, formerly known as VALIC Company I, (the “Series” or “ARC I”) was incorporated under the laws of Maryland on December 7, 1984, by The Variable Annuity Life Insurance Company (“VALIC”). VALIC, the investment adviser to the Series, is an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). The Series is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Series consists of 33 separate mutual funds (the “Funds”), each of which issues its own separate class of capital shares:

Asset Allocation Fund

Blue Chip Growth Fund

Broad Cap Value Income Fund

Capital Conservation Fund

Core Equity Fund

Core Value Fund

Foreign Value Fund

Global Equity Fund

Global Real Estate Fund (formally Real Estate Fund)

Global Social Awareness Fund

Global Strategy Fund

Government Securities Fund

Growth Fund

Growth & Income Fund

Health Sciences Fund

Inflation Protected Fund

International Equities Fund

International Growth I Fund

International Government Bond Fund

Large Cap Core Fund

Large Capital Growth Fund

Mid Cap Index Fund

Mid Cap Strategic Growth Fund

Money Market I Fund

Nasdaq-100® Index Fund

Science & Technology Fund

Small Cap Aggressive Growth Fund

Small Cap Fund

Small Cap Index Fund

Small Cap Special Values Fund

Small-Mid Growth Fund

Stock Index Fund

Value Fund

Each Fund is diversified with the exception of International Government Bond Fund, Nasdaq-100® Index Fund, Inflation Protected Fund, Health Sciences Fund and Global Real Estate Fund, which are non-diversified as defined by the 1940 Act.

Indemnifications. Under the Funds organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts that may contain the obligation to indemnify others. The Funds maximum exposure under these arrangements is unknown. Currently, however, the Funds expect the risk of loss to be remote.

Note 2 — Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements:

A. Security Valuation

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a fund uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of securities. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the

AIG Retirement Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

broadest and most representative market, that may be either a securities exchange or the over-the-counter market. Investments in open end and closed end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open end and closed end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

For the Money Market I Fund, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Series’ Board of Directors (the “Board” or the “Directors”) has adopted procedures intended to stabilize the Money Market I Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Money Market I Fund’s market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board. In addition, in accordance with positions taken by the SEC or its staff, effective November 3, 2008, for shadow pricing purposes the Money Market I Fund valued certain portfolio securities with remaining maturities of 60 days or less at amortized cost instead of at the market-based value through January 12, 2009.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of our funds.

B. Options, Futures, and Forward Currency Contracts

Options. An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Fund for the purchase of a call or a put option is included in the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option. When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option.

During the period ended November 30, 2008 the following Funds had options written:

	Written Options
	Core Equity Fund		Health Sciences Fund		Small Cap Special Value Fund
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options outstanding as of May 31, 2008	147	$62,103	9,003	$4,831,042	—	$—
Options written			7,159	3,203,906	93	20,624
Options terminated in closing purchase transactions	(147)	(62,103)	(8,487)	(3,552,880)	—	—
Options exercised			(1,285)	(994,558)	—	—
Options expired			(526)	(105,271)	—	—

Options outstanding as of November 30, 2008	—	—	5,864	$3,382,239	93	$20,624

Futures Contracts. A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (“the broker”). A Fund’s activity in futures contracts is used primarily for hedging purposes and from time to time for income enhancement. Futures contracts are conducted through regulated exchanges that minimize counter-party credit risks. A Fund’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Funds as unrealized appreciation or depreciation. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts (“forward contracts”) to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

AIG Retirement Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

C. Repurchase Agreements

The Funds, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Funds’ custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

As of November 30, 2008, the following funds held an undivided interest in the joint repurchase agreement with State Street Bank & Trust Co.:

Fund	Percentage Ownership	Principal Amount
Government Securities	24.28%	$47,826,000
Growth & Income	1.46%	2,881,000
Large Capital Growth	3.62%	7,136,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co. Repurchase Agreement, dated November 28, 2008, bearing interest at a rate of 0.03% per annum, with a principal amount of $196,998,000, a repurchase price of $196,998,493, and maturity date of December 1, 2008. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Bill	0.04%	02/26/09	$192,040,000	$192,020,796
U.S. Treasury Bill	0.09%	03/26/09	7,165,000	7,162,851
U.S. Treasury Bill	0.39%	05/07/09	1,760,000	1,757,008

As of November 30, 2008, the following funds held an undivided interest in the joint repurchase agreement with UBS Securities, LLC:

Fund	Percentage Ownership	Principal Amount
Government Securities	15.00%	$30,000,000
Money Market I	19.02%	38,039,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities, LLC, dated November 28, 2008, bearing interest at a rate of 0.20% per annum, with a principal amount of $200,000,000, a repurchase price of $200,003,333 and maturity date of December 1, 2008. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Bonds	4.25%	01/15/10	$157,618,200	$204,000,053

D. Mortgage-Backed Dollar Rolls

Certain Funds may enter into dollar roll transactions using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). The Funds’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. During the year ended November 30, 2008, none of the funds entered into dollar roll transactions.

Dollar roll transactions involve the risk that the market value of the securities held by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may or may not exceed transaction costs.

E. Foreign Currency Translation

The books and records of ARC I are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

ARC I does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, ARC I does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of fund securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and changes in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rate.

AIG Retirement Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

F. Investment Securities Loaned

To realize additional income, a Fund may lend Fund securities with a value of up to 33  1/3% of its total assets. Any such loans will be continuously secured by collateral in an amount at least equal to the market value of the securities loaned. Such collateral will be cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate. The Fund may use the cash collateral received to invest in short-term investments. The description of the short-term investments made with cash collateral from securities lending is included in the applicable Fund’s Portfolio of Investments. Loans by a Fund will only be made to broker-dealers deemed by the Custodian to be creditworthy and will not be made unless, in the judgment of VALIC, the consideration to be earned from such loans would justify the risk. It is the Series’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be less than the value of the securities on loan. Each Fund receives income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks in lending fund securities, as with other extensions of secured credit, include possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially as well as risk of loss in the value of collateral or the value of the investments made with the collateral.

G. Short Sales

All Funds, except for the Foreign Value Fund, Money Market I Fund and Small Cap Special Values Fund, may engage in “short sales against the box.” This technique involves selling either a security that a Fund owns, or a security equivalent in kind and amount to the security sold short. A Fund may enter into a short sale against the box to hedge against anticipated declines in the market price of that security. The Asset Allocation Fund, Capital Conservation Fund and Global Real Estate Fund may also engage in “naked” short sales. To complete such transactions, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Fund replaces a borrowed security, the Fund will maintain daily a segregated account, containing cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Fund bears the risk of potential inability of the broker to meet their obligation to perform. As of November 30, 2008, there were no securities sold short in the Funds.

H. Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders

Security transactions are recorded on a trade date basis. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and capital gains distributions received are recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Interest income is accrued daily except when collection is not expected. For financial statement purposes, ARC I amortizes all premiums and accretes all discounts on fixed income securities. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends and capital gains at various rates. India, Thailand and certain other countries’ tax regulations require that taxes be paid on capital gains realized by the Fund. Common expenses incurred by ARC I are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis.

Dividends from net investment income, if any, are normally declared and paid annually, except for the Money Market I Fund, which declares daily and pays monthly. Distributions from net realized capital gains, if any, are normally declared and paid annually.

The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss) and net assets are not affected by these reclassifications.

Each Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required. Each Fund is considered a separate entity for tax purposes.

The funds file U.S. federal and certain state income tax returns. With few exceptions, the funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2005.

I. New Accounting Pronouncements

In March 2008, the Financial Accounting Standards (FASB) issued FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities. The standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. It is effective for financial statements issued for fiscal years beginning after November 15, 2008. Management is currently in the process of determining the impact of the standard on the Fund’s disclosures in the financial statements.

AIG Retirement Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

In September 2006, the FASB issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, quoted prices in inactive markets, etc.)

Level 3 — Significant unobservable inputs (include the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2008:

	Asset Allocation Fund		Blue Chip Growth Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$60,242,918	$511,981	$266,549,654	$—
Level 2 — Other Significant Observable Inputs	49,688,389	—	52,426,778	—
Level 3 — Significant Unobservable Inputs	434,810	—	—	—

Total	$110,366,117	$511,981	$318,976,432	$—

	Broad Cap Value Income Fund		Capital Conservation Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$16,295,201	$—	$19,391,423	$—
Level 2 — Other Significant Observable Inputs	192,000	—	98,458,684	—
Level 3 — Significant Unobservable Inputs	—	—	764,400	—

Total	$16,487,201	$—	$118,614,507	$—

	Core Equity Fund		Core Value Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$205,220,729	$—	$104,517,764	$(284,793)
Level 2 — Other Significant Observable Inputs	41,662,458	—	1,523,000	—
Level 3 — Significant Unobservable Inputs	—	—	—	—

Total	$246,883,187	$—	$106,040,764	$(284,793)

	Foreign Value Fund		Global Equity Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$52,136,425	$—	$125,599,775	$(3,083,721)
Level 2 — Other Significant Observable Inputs	561,885,738	—	118,471,635	—
Level 3 — Significant Unobservable Inputs	—	—	—	—

Total	$614,022,163	$—	$244,071,410	$(3,083,721)

	Global Real Estate Fund		Global Social Awareness Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$80,231,105	$—	$144,889,697	$213,018
Level 2 — Other Significant Observable Inputs	90,121,927	—	171,219,896	—
Level 3 — Significant Unobservable Inputs	—	—	0	—

Total	$170,353,032	$—	$316,109,593	$213,018

	Global Strategy Fund		Government Securities Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$93,207,563	$27,855,401	$66,819,666	$—
Level 2 — Other Significant Observable Inputs	242,644,507	—	179,376,375	—
Level 3 — Significant Unobservable Inputs	—	—	—	—

Total	$335,852,070	$27,855,401	$246,196,041	$—

AIG Retirement Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

	Growth Fund		Growth & Income Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$510,312,194	$161,162	$72,691,384	$—
Level 2 — Other Significant Observable Inputs	141,271,792	—	16,177,424	—
Level 3 — Significant Unobservable Inputs	—	—	0	—

Total	$651,583,986	$161,162	$88,868,808	$—

	Health Sciences Fund		Inflation Protected Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$122,573,845	$(2,627,968)	$87,342,485	$—
Level 2 — Other Significant Observable Inputs	13,834,091	—	50,600,189	—
Level 3 — Significant Unobservable Inputs	122,314	—	8,364,500	—

Total	$136,530,250	$(2,627,968)	$146,307,174	$—

	International Equities Fund		International Government Bond Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$23,967,046	$(7,358,974)	$9,648,032	$54,573
Level 2 — Other Significant Observable Inputs	715,747,863	—	131,019,753	—
Level 3 — Significant Unobservable Inputs	3,605	—	—	—

Total	$739,718,514	$(7,358,974)	$140,667,785	$54,573

	International Growth I Fund		Large Cap Core Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$36,253,806	$(40)	$83,505,581	$—
Level 2 — Other Significant Observable Inputs	418,775,043	—	25,150,992	—
Level 3 — Significant Unobservable Inputs	—	—	—	—

Total	$455,028,849	$(40)	$108,656,573	$—

	Large Capital Growth Fund		Mid Cap Index Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$281,611,203	$—	$1,470,123,066	$1,796,655
Level 2 — Other Significant Observable Inputs	84,029,576	—	349,671,879	—
Level 3 — Significant Unobservable Inputs	—	—	—	—

Total	$365,640,779	$—	$1,819,794,945	$1,796,655

	Mid Cap Strategic Growth Fund		Money Market Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$168,129,620	$—	$—	$—
Level 2 — Other Significant Observable Inputs	60,658,629	—	604,805,634	—
Level 3 — Significant Unobservable Inputs	718,236	—	—	—

Total	$229,506,485	$—	$604,805,634	$—

	NASDAQ-100 Index Fund		Science & Technology Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$54,321,068	$(240,325)	$418,522,958	$—
Level 2 — Other Significant Observable Inputs	13,412,781	—	117,747,446	—
Level 3 — Significant Unobservable Inputs	—	—	—	—

Total	$67,733,849	$(240,325)	$536,270,404	$—

AIG Retirement Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

	Small Cap Aggressive Growth Fund		Small Cap Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$35,410,974	$—	$229,196,396	$—
Level 2 — Other Significant Observable Inputs	7,660,617	—	61,903,315	—
Level 3 — Significant Unobservable Inputs	—	—	—	—

Total	$43,071,591	$—	$291,099,711	$—

	Small Cap Index Fund		Small Cap Special Values Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$578,128,931	$(4,759,580)	$139,002,946	$20,159
Level 2 — Other Significant Observable Inputs	166,337,402	—	36,931,733	—
Level 3 — Significant Unobservable Inputs	0	—	437,005	—

Total	$744,466,333	$(4,759,580)	$176,371,684	$20,159

	Small-Mid Growth Fund		Stock Index Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$64,487,907	$—	$2,498,869,776	$(56,992)
Level 2 — Other Significant Observable Inputs	17,776,163	—	205,832,083	—
Level 3 — Significant Unobservable Inputs	—	—	—	—

Total	$82,264,070	$—	$2,704,701,859	$(56,992)

	Value Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$143,497,068	$—
Level 2 — Other Significant Observable Inputs	14,357,439	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$157,854,507	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward, written option, and swap contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Asset Allocation		Capital Conservation
	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Balance as of 5/31/2008	$0	$—	$0	$—
Accrued discounts/premiums	129	—	—	—
Realized gain (loss)	101	—	—	—
Change in unrealized appreciation (depreciation)	(78,368)	—	(143,570)	—
Net purchases (sales)	(10,805)	—	1,000	—
Transfers in and/or out of Level 3	523,753	—	906,970	—

Balance as of 11/30/2008	$434,810	$—	$764,400	$—

	Foreign Value		Global Social Awareness
	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Balance as of 5/31/2008	$—	$—	$0	$—
Accrued discounts/premiums	—	—	—	—
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)	(1,511,880)	—	—	—
Net purchases (sales)	—	—	—	—
Transfers in and/or out of Level 3	1,511,880	—	—	—

Balance as of 11/30/2008	$—	$—	$0	$—

AIG Retirement Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

	Global Strategy Fund		Growth Fund
	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Balance as of 5/31/2008	$—	$—	$496,044	$—
Accrued discounts/premiums	—	—	—	—
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)	(368,679)	—	(42,073)	—
Net purchases (sales)	1,447,608	—	186,369	—
Transfers in and/or out of Level 3	(1,078,929)	—	(640,340)	—

Balance as of 11/30/2008	$—	$—	$—	$—

	Growth & Income Fund		Health Sciences Fund
	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Balance as of 5/31/2008	$0	$—	$—	$—
Accrued discounts/premiums	—	—	—	—
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)	—	—	(13,591)	—
Net purchases (sales)	—	—	135,905	—
Transfers in and/or out of Level 3	—	—	—	—

Balance as of 11/30/2008	$0	$—	$122,314	$—

	Inflation Protected Fund		International Equities Fund
	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Balance as of 5/31/2008	$—	$—	$990	$—
Accrued discounts/premiums	—	—	—	—
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)	(1,603,000)	—	(212,410)	—
Net purchases (sales)	—	—	7,215	—
Transfers in and/or out of Level 3	9,967,500	—	207,810	—

Balance as of 11/30/2008	$8,364,500	$—	$3,605	$—

	International Growth Fund		Mid Cap Strategic Growth Fund
	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Balance as of 5/31/2008	$3,024,613	$—	$—	$—
Accrued discounts/premiums	—	—	—	—
Realized gain (loss)	300,654	—	—	—
Change in unrealized appreciation (depreciation)	(1,201,696)	—	—	—
Net purchases (sales)	(319,183)	—	718,236	—
Transfers in and/or out of Level 3	(1,804,388)	—	—	—

Balance as of 11/30/2008	$—	$—	$718,236	$—

	Small Cap Index Fund		Small Cap Special Values Fund
	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Balance as of 5/31/2008	$0	$—	$0	$—
Accrued discounts/premiums	—	—	—	—
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)	23	—	—	—
Net purchases (sales)	56,750	—	—	—
Transfers in and/or out of Level 3	(56,773)	—	437,005	—

Balance as of 11/30/2008	$0	$—	$437,005	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward, written option, and swap contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument.

AIG Retirement Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

Note 3 — Advisory Fees and Other Transactions with Affiliates

VALIC, an indirect wholly owned subsidiary of AIG, serves as investment adviser to ARC I. Certain officers and directors of ARC I are officers and directors of VALIC or affiliates of VALIC.

VALIC receives from ARC I a monthly fee based on each fund’s average daily net asset value at the following annual rates.

International Equities Fund	0.35% on the first $500 million;
0.25% on the assets over $500 million
Mid Cap Index Fund	0.35% on the first $500 million;
Small Cap Index Fund	0.25% on $500 million to $3 billion
Stock Index Fund	0.20% on $3 billion to $5 billion
0.15% on assets over $5 billion
Blue Chip Growth Fund*	0.75% on the first $250 million;
0.725% on the next $250 million
0.70% on assets over $500 million
Core Equity Fund	0.80% on the first $250 million;
0.75% on the next $250 million
0.70% on $500 million to $1 billion
0.65% on assets over $1 billion
Growth & Income Fund	0.75%
Science & Technology Fund	0.90% on first $500 million
0.85% on assets over $500 million
Small Cap Fund	0.90% on the first $250 million;
0.85% on the next $250 million
0.80% on $500 million to $1 billion
0.75% on assets over $1 billion
Health Sciences Fund	1.00% on first $500 million
0.95% on assets over $500 million
Inflation Protected Fund	0.50% on the first $250 million;
0.45% on the next $250 million
0.40% on assets over $500 million
International Growth I Fund	0.95% on the first $250 million;
0.90% on the next $250 million
0.85% on $500 million to $1 billion
0.80% on assets over $1 billion
Large Capital Growth Fund	0.64% on the first $750 million;
0.59% on assets over $750 million
Mid Cap Strategic Growth Fund	0.70% on the first $250 million;
0.65% on the next $250 million
0.60% on assets over $500 million
Asset Allocation Fund	0.50%
Global Social Awareness Fund
Global Strategy Fund
Capital Conservation Fund	0.50% on the first $250 million;
Government Securities Fund	0.45% on the next $250 million
International Government Bond Fund	0.40% on $500 million to $1 billion
0.35% on assets over $1 billion
Money Market I Fund	0.40%
Nasdaq-100® Index Fund
Core Value Fund	0.77% on the first $250 million;
0.72% on the next $250 million
0.67% on $500 million to $1 billion
0.62% on assets over $1 billion
Value Fund	0.78% on the first $250 million;
0.73% on the next $250 million
0.68% on $500 million to $1 billion
0.63% on assets over $1 billion

AIG Retirement Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

Broad Cap Value Income Fund	0.70% on the first $250 million
Large Cap Core Fund	0.65% on the next $250 million
0.60% on $500 million to $1 billion
0.55% on assets over $1 billion
Foreign Value Fund	0.73% on the first $250 million
0.68% on the next $250 million
0.63% on $500 million to $1 billion
0.58% on assets over $1 billion
Global Equity Fund	0.81% on the first $250 million
0.76% on the next $250 million
0.71% on $500 million to $1 billion
0.66% on assets over $1 billion
Small Cap Aggressive Growth Fund	0.85% on the first $250 million
Small-Mid Growth Fund	0.75% on assets over $250 million
Small Cap Special Values Fund	0.75% on the first $500 million
0.70% on assets over $500 million
Growth Fund	0.83% on the first $250 million
0.78% on the next $250 million
0.73% on $500 million to $1 billion
0.68% on assets over $1 billion
Global Real Estate Fund	0.75% on the first $250 million;
0.70% on the next $250 million
0.65% on assets over $500 million

*	Prior to October 1, 2008, the management fee for Blue Chip Growth Fund was 0.75% of net assets.

VALIC contractually agreed to waive fees and/or reimburse expenses, if necessary, at or below the following percentages of each Fund’s average net assets through September 30, 2009. Annual fund operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. The contractual expense waivers and fee reimbursements will continue indefinitely, subject to termination by the Board, including a majority of the Directors who are not deemed to be interested persons of the Fund or VALIC as defined by Section 2(a)(19) of the 1940 Act (“the Disinterested Directors”).

Fund #	Maximum Expense Limitation
Blue Chip Growth	0.85%
Broad Cap Value Income	0.85%
Core Equity*	0.80%
Core Value	0.83%
Global Real Estate	0.95%
Growth	0.95%
Growth & Income	0.85%
Inflation Protected	0.65%
International Growth I	1.01%
Large Cap Core	0.85%
Large Capital Growth	0.80%
Mid Cap Strategic Growth	0.85%
Money Market I	0.55%
NASDAQ-100® Index	0.55%
Small Cap Aggressive Growth*	0.99%
Small Cap	0.95%
Small Cap Special Values	0.90%
Small-Mid Growth	1.00%
Value	0.85%

*	Effective October 1, 2008, the expense limitations for the Core Equity Fund and Small Cap Aggressive Fund were changed from 0.85% and 1.00%, respectively, to 0.80% and 0.99%.
#	Effective October 1, 2008, the expense limitation for the Foreign Value Fund, Global Equity Fund and the Global Strategy Fund were removed.

AIG Retirement Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

For the period ended November 30, 2008, pursuant to the contractual expense limitations in the previous table, VALIC has reimbursed expenses as follows:

Fund	Amount
Blue Chip Growth	$30,005
Broad Cap Value Income	41,527
Core Equity	125,905
Core Value	75,458
Global Real Estate	82,707
Growth & Income	24,493
Inflation Protected	12,858
International Growth I	285,423
Large Cap Core	11,949
Money Market I	5,919
NASDAQ-100 Index	30,587
Small Cap Aggressive Growth	25,708
Small Cap	171,388
Small Cap Special Values	18,593
Small-Mid Growth	69,694
Value	70,584

VALIC has entered into sub-advisory agreements with the following:

AIG Global Investment Corp. (“AIGGIC”)—subadviser for the Asset Allocation Fund, Capital Conservation Fund, Government Securities Fund, Inflation Protected Fund, International Equities Fund, International Government Bond Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund, Global Social Awareness Fund and Stock Index Fund.

AIG SunAmerica Asset Management Corp. (“SunAmerica”)—subadviser for the Growth & Income Fund, Money Market I Fund, and a portion of the Large Capital Growth Fund.

American Century Investment Management, Inc. and American Century Global Investment Management, Inc. (collectively, “American Century”)—subadviser for the Core Value Fund, the Growth Fund, and a portion of the International Growth I Fund.

Barrow, Hanley, Mewhinney & Strauss, Inc.—subadviser for the Broad Cap Value Income Fund.

BlackRock Investment Management, LLC (“BlackRock”)—subadviser for the Core Equity Fund.

Brazos Capital Management, LP (“Brazos Capital”)—subadviser for a portion of the Mid Cap Strategic Growth Fund.

Bridgeway Capital Management, Inc.—subadviser for a portion of the Small Cap Fund.

Evergreen Investment Management Company, LLC—subadviser for the Large Cap Core Fund, the Small-Mid Growth Fund, and a portion of the Small Cap Special Values Fund.

Franklin Advisers, Inc.—subadviser for a portion of the Global Strategy Fund.

Goldman Sachs Asset Management, L.P.—subadviser for a portion of the Global Real Estate Fund.

Invesco Aim Capital Management, Inc.—subadviser for a portion of the Large Capital Growth Fund, a portion of the International Growth I Fund, a portion of the Global Real Estate Fund, and a portion of the Small Cap Fund.

Massachusetts Financial Services Company (“MFS”)—subadviser for a portion of the International Growth I Fund.

Morgan Stanley Investment Management, Inc. (d/b/a/”Van Kampen”)—subadviser for a portion of the Mid Cap Strategic Growth Fund.

OppenheimerFunds, Inc.—subadviser for the Value Fund.

Putnam Investment Management, LLC—subadviser for the Global Equity Fund and a portion of the Small Cap Special Values Fund.

RCM Capital Management, LLC—subadviser for a portion of the Science & Technology Fund.

T. Rowe Price Associates, Inc.—subadviser for the Blue Chip Growth Fund, Health Sciences Fund and for a portion of the Science & Technology Fund and a portion of the Small Cap Fund.

Templeton Global Advisors, Ltd.—subadviser for the Foreign Value Fund.

Templeton Investment Counsel, LLC—subadviser for a portion of the Global Strategy Fund.

Wellington Management Company, LLP—subadviser for a portion of the Science & Technology Fund.

Wells Capital Management, Inc.—subadviser for the Small Cap Aggressive Growth Fund.

The subadvisers are compensated for their services by VALIC.

ARC I, on behalf of each Fund has entered into an Administrative Services Agreement with SunAmerica. SunAmerica receives from each Fund an annual fee of 0.07% based on the average daily net assets of the Fund. Under the agreement, SunAmerica will provide certain accounting and administrative services to ARC I. During the period ended November 30, 2008, the Series accrued $5,492,975 for accounting and administrative services.

ARC I, on behalf of each Fund has entered into a Transfer Agency and Services Agreement with VALIC. Under this agreement, VALIC provides services which include the issuance and redemption of shares, payment of dividends between the Series and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. For the period ended November 30, 2008, the Series accrued $53,493 in transfer agency and services fees.

AIG Retirement Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

On January 23, 2001, the Board of Directors ratified a Deferred Compensation Plan for its independent directors who are not officers, directors, or employees of VALIC, or an affiliate of VALIC. The effective date of the plan was January 1, 2001. The first deferral of compensation was made in March 2001. Under the deferred compensation plan, directors may elect to defer all or a portion of their compensation. Amounts deferred may be invested in up to six different investment options that are specified in the plan as selected by the directors. For the period ended November 30, 2008, ARC I has deferred $10,397 of director compensation.

On January 23, 2001, the Board of Directors approved a retirement plan for its independent directors who are not officers, directors, or employees of VALIC or an affiliate of VALIC. ARC I is responsible for the payment of the retirement benefits, as well as all expenses of administration of the plan. Generally, benefits vested under the Retirement Plan are payable for a ten-year period. In the event of a Director’s death prior to complete distribution of benefits, the Director’s beneficiary or estate will be entitled to receive installments or a discounted lump-sum payment of the remaining benefits. The following amounts for the retirement plan liability are included in the payable for Directors’ fees and expenses line on the Statement of Assets and Liabilities and the amounts for the retirement plan expenses are included in the Directors’ fees and expenses line on the Statement of Operations:

Fund	Retirement Plan Liability as of November 30, 2008	Retirement Plan Expense	Retirement Plan Payments
		For the period ended November 30, 2008
Asset Allocation	$51,815	$222	$7,971
Blue Chip Growth	16,401	112	934
Broad Cap Value Income	2,076	38	232
Capital Conservation	43,416	271	3,738
Core Equity	206,371	595	30,794
Core Value	72,624	310	6,358
Foreign Value	59,164	1,064	6,790
Global Equity	29,807	556	3,435
Global Real Estate	262	—	—
Global Social Awareness	111,938	545	18,113
Global Strategy	31,544	572	3,583
Government Securities	53,028	145	5,291
Growth	187,757	1,405	17,744
Growth & Income	55,430	189	8,847
Health Sciences	41,390	244	3,254
Inflation Protected	14,483	12,443	165
International Equities	106,580	1,241	15,619
International Government Bond	58,212	12,911	5,749
International Growth I	136,700	752	12,570
Large Cap Core	8,831	155	1,026
Large Capital Growth	41,812	766	4,677
Mid Cap Index	485,118	3,409	63,446
Mid Cap Strategic Growth	17,503	419	2,718
Money Market I	145,003	631	19,572
Nasdaq-100 Index	23,885	108	1,737
Science & Technology	336,388	1,274	60,493
Small Cap Aggressive Growth	4,200	68	441
Small Cap	188,566	740	16,641
Small Cap Index	162,388	1,432	21,036
Small Cap Special Values	24,690	487	2,950
Small-Mid Growth	11,799	223	1,383
Stock Index	1,237,238	6,581	183,759
Value	16,336	141	1,385

At November 30, 2008, VALIC, AIG Annuity Insurance Company (“AIGAIC”), and American General Life Insurance Company (“AGL”), through their insurance company separate accounts, owned over five percent of the outstanding shares of the following Funds:

Fund	VALIC	AIGAIC	AGL
Asset Allocation	99.99%	—	*
Blue Chip Growth	99.97%	—	*
Broad Cap Value Income	100.00%	—	—
Capital Conservation	100.00%	—	—
Core Equity	100.00%	—	—
Core Value	99.97%	—	*
Foreign Value	100.00%	—	—

AIG Retirement Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

Fund	VALIC	AIGAIC	AGL
Global Equity	100.00%	—	—
Global Real Estate	100.00%	—	—
Global Social Awareness	99.45%	—	—
Global Strategy	100.00%	—	—
Government Securities	97.18%	*	—
Growth & Income	95.32%	*	—
Growth	100.00%	—	—
Health Sciences	99.95%	—	*
Inflation Protected	100.00%	—	—
International Equities	97.32%	*	*
International Government Bond	100.00%	—	—
International Growth I	100.00%	—	—
Large Cap Core	100.00%	—	—
Large Capital Growth	100.00%	—	—
Mid Cap Index	98.39%	—	*
Mid Cap Strategic Growth	100.00%	—	—
Money Market I	84.42%	*	15.29%
Nasdaq-100® Index	95.30%	—	*
Science & Technology	99.77%	*	*
Small Cap Aggressive Growth	100.00%	—	—
Small Cap	100.00%	—	—
Small Cap Index	99.12%	—	*
Small-Mid Growth	100.00%	—	—
Small Cap Special Values	100.00%	—	—
Stock Index	96.19%	*	*
Value	100.00%	—	—

*	Less than 5% ownership.

As disclosed in the Portfolio of Investments, certain funds own securities issued by AIG or an affiliate thereof. During the period ended November 30, 2008, the following Funds recorded realized gains (losses) and income on security transactions of AIG and subsidiaries of AIG as follows:

Fund	Security	Income	Market Value at 5/31/08	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 11/30/08
Stock Index	American International Group, Inc.	$393,230	$34,092,000	$25,678	$881,290	$(209,303)	$(31,302,706)	$1,724,379

During the period, the following funds incurred brokerage commissions with brokers which are affiliates of a sub-adviser:

	Core Equity	Global Real Estate	International Growth I	Large Cap Core	Small Cap Special Values	Small-Mid Growth
JP Morgan Securities (Asia Pacific) Ltd.	$—	$—	$2,326	$—	$—	$—
J.P. Morgan Securities, Inc.	—	—	10,101	—	—	—
J.P. Morgan Securities, Ltd.	—	—	10,502	—	—	—
Merrill Lynch & Co., Inc.	3,411	—	—	—	—	—
Wachovia Securities LLC	—	—	—	—	1,039	2,601
Wachovia Capital Markets LLC	—	—	—	1,386	—	—
Bear Stearns Securities Corp.	—	—	500	—	—	—
Cazenove & Co.	—	—	8,084	—	—	—
Goldman Sachs & Co.	—	1,085	—	—	—	—
Goldman Sachs International	—	8,225	—	—	—	—

On September 22, 2008, American International Group, Inc. (“AIG”), the ultimate parent of VALIC, the Funds’ investment adviser, American General Distributors, Inc., the Funds’ distributor, SunAmerica, the subadviser to certain Funds and the Funds’ administrator, AIGGIC, subadviser to certain Funds, and Brazos Capital, the subadviser to the Mid Cap Strategic Growth Fund, entered into a revolving credit facility (the “Credit Facility”) and a Guarantee and Pledge Agreement with the Federal Reserve Bank of New York under the terms of which AIG will issue a new series of perpetual, non-redeemable Convertible Participating Serial Preferred Stock (the “Preferred Stock”) to a trust that will hold the Preferred Stock for the benefit of the United States Treasury. On October 3, 2008, AIG announced that it plans to retain its U.S. property and casualty and foreign general insurance businesses, and to retain a continuing ownership interest in its foreign life insurance operations, and that it is exploring divestiture opportunities for its remaining high-quality businesses and assets.

AIG Retirement Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

Note 4 — Investment Activity

The cost of purchases and proceeds from sales and maturities of long-term investments, during the period ended November 30, 2008, were as follows:

Fund	Purchases of Investment Securities (Excluding U.S. Government Securities)	Sales of Investment Securities (Excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
Asset Allocation	$49,959,848	$45,295,234	$4,724,725	$26,228,559
Blue Chip Growth	130,710,753	96,990,361	—	—
Broad Cap Value Income	2,742,034	3,311,410	—	—
Capital Conservation	26,611,631	48,125,277	25,706,305	12,812,654
Core Equity	112,739,577	130,318,171	—	—
Core Value	31,212,877	45,480,412	—	—
Foreign Value	94,376,798	69,305,454	—	—
Global Equity	156,240,050	157,976,124	—	—
Global Real Estate	202,621,549	16,576,546	—	—
Global Social Awareness	241,533,996	273,013,600	—	—
Global Strategy	47,954,279	50,028,352	—	—
Government Securities	—	30,693,750	144,200,597	151,750,267
Growth	462,556,677	502,595,342	—	—
Growth & Income	91,019,381	95,889,463	—	—
Health Sciences	46,034,780	51,842,881	—	—
Inflation Protected	2,955,000	3,060,000	42,327,656	21,145,054
International Equities	423,824,522	349,074,217	—	—
International Government Bond	117,254,640	120,979,656	55,491,203	54,232,535
International Growth I	213,801,021	214,455,197	—	—
Large Cap Core	54,417,378	20,408,774	—	—
Large Capital Growth	98,204,660	128,879,076	—	—
Mid Cap Index	272,649,429	310,208,551	—	—
Mid Cap Strategic Growth	406,400,373	418,275,966	—	—
NASDAQ-100® Index	2,062,963	2,642,319	—	—
Science & Technology	424,029,294	447,349,684	—	—
Small Cap Aggressive Growth	19,766,155	23,229,776	—	—
Small Cap	62,405,319	83,212,249	—	—
Small Cap Index	150,698,813	170,983,828	—	—
Small Cap Special Values	57,666,727	68,071,030	—	—
Small-Mid Growth	40,918,030	45,096,453	—	—
Stock Index	147,303,983	413,919,494	—	—
Value	185,348,448	178,294,198	—	—

Note 5 — Federal Income Taxes

The following tables detail the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities due to temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, and derivative transactions.

The information in the following table is presented on the basis of cost for Federal Income Tax purposes at November 30, 2008.

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asset Allocation	$137,705,260	$1,965,190	$29,304,333	$(27,339,143)
Blue Chip Growth	426,018,769	1,347,788	108,390,125	(107,042,337)
Broad Cap Value Income	23,631,908	424,699	7,569,406	(7,144,707)
Capital Conservation	127,560,080	1,654,142	10,599,715	(8,945,573)
Core Equity	335,916,858	2,699,953	91,733,624	(89,033,671)
Core Value	149,081,836	4,989,146	48,030,218	(43,041,072)
Foreign Value	1,036,680,999	5,242,755	427,901,591	(422,658,836)
Global Equity	350,172,485	2,932,179	109,033,254	(106,101,075)
Global Real Estate	209,687,941	452,986	39,787,895	(39,334,909)
Global Social Awareness	468,097,630	1,605,936	153,593,973	(151,988,037)

AIG Retirement Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global Strategy	$450,901,579	$6,267,295	$121,316,804	$(115,049,509)
Government Securities	239,824,203	8,592,387	2,220,549	6,371,838
Growth	849,387,637	6,715,695	204,519,346	(197,803,651)
Growth & Income	115,395,448	1,098,956	27,625,596	(26,526,640)
Health Sciences	177,864,384	7,825,755	49,159,889	(41,334,134)
Inflation Protected	173,769,532	56,661	27,519,019	(27,462,358)
International Equities	1,072,200,815	8,663,258	341,145,559	(332,482,301)
International Government Bond*	151,728,944	5,476,781	16,537,940	(11,061,159)
International Growth I	619,092,178	2,825,057	166,888,386	(164,063,329)
Large Cap Core	132,648,131	867,997	24,859,555	(23,991,558)
Large Capital Growth	440,095,805	6,060,514	80,515,540	(74,455,026)
Mid Cap Index	2,610,539,291	78,262,499	869,006,845	(790,744,346)
Mid Cap Strategic Growth	300,817,860	10,308,370	81,619,745	(71,311,375)
Money Market I	604,805,634	—	—	—
NASDAQ-100® Index	82,693,139	8,607,991	23,567,281	(14,959,290)
Science & Technology	826,809,831	1,155,883	291,695,310	(290,539,427)
Small Cap Aggressive Growth	67,472,973	799,249	25,200,631	(24,401,382)
Small Cap	388,613,056	13,332,802	110,846,147	(97,513,345)
Small Cap Index	1,110,459,892	43,635,385	409,628,944	(365,993,559)
Small Cap Special Values	277,438,776	3,765,565	104,832,657	(101,067,092)
Small-Mid Growth	103,744,102	3,134,717	24,614,749	(21,480,032)
Stock Index	2,914,909,087	587,520,633	797,727,861	(210,207,228)
Value	233,685,502	333,397	76,164,392	(75,830,995)

*	The tax adjustments for International Government Bond Fund are for the 12 months ended, September 30, 2008.

The tax basis distributable earnings at May 31, 2008 and the tax character of distributions paid during the year ended May 31, 2008 were as follows:

	Distributable Earnings			Tax Distributions
	For the year ended May 31, 2008
Fund	Ordinary Income	Long-term Gains/Capital and Other Losses	Unrealized Appreciation (Depreciation)†	Ordinary Income	Long-Term Capital Gains
Asset Allocation	$6,900,268	$3,551,397	$702,047	$8,778,112	$5,699,888
Blue Chip Growth	535,857	260,752	36,093,867	304,931	518,942
Broad Cap Value Income	185,125	536	773,792	1,169,822	359,884
Capital Conservation	8,863,045	(1,189,617)	(4,049,605)	10,132,103	—
Core Equity	2,839,799	(105,774,251)	7,513,056	3,867,556	—
Core Value	3,829,178	6,721,872	3,506,625	5,501,935	5,426,154
Foreign Value	28,954,350	60,664,948	2,216,736	40,789,613	111,131
Global Equity	15,583,729	10,192,350	6,718,749	28,846,005	1,052,150
Global Real Estate	375,205	16,652	778,894	—	—
Global Social Awareness	21,187,709	22,535,717	(3,551,498)	34,956,644	17,342,852
Global Strategy	27,373,827	7,593,756	32,183,784	14,176,509	742,071
Government Securities	4,762,754	(4,293,839)	(10,374)	4,668,688	—
Growth	131,104	(175,318,415)	59,665,152	—	—
Growth & Income	5,827,545	3,477,387	(1,359,176)	1,732,536	6,185,584
Health Sciences	4,173,967	11,883,328	14,081,686	6,189,880	11,257,401
Inflation Protected	2,240,182	(530,170)	(3,108,691)	661,802	—
International Equities	33,691,918	107,153,712	86,119,311	30,414,894	19,736,970
International Government Bond*	9,556,986	(1,032,887)	(9,624,093)	7,009,978	920,971
International Growth I	9,678,332	(17,227,966)	113,292,607	6,162,164	—
Large Cap Core	1,569,168	4,417,865	3,307,951	2,980,630	290,618
Large Capital Growth	1,066,057	9,264,508	85,843,324	1,208,448	—
Mid Cap Index	32,390,610	201,074,113	346,336,874	45,379,086	183,355,957
Mid Cap Strategic Growth	13,586,081	15,242,415	43,483,046	7,823,997	805,898
Money Market I	234,653	—	—	20,476,669	—

AIG Retirement Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

	Distributable Earnings			Tax Distributions
	For the year ended May 31, 2008
Fund	Ordinary Income	Long-term Gains/Capital and Other Losses	Unrealized Appreciation (Depreciation)†	Ordinary Income	Long-Term Capital Gains
NASDAQ-100® Index	$198,287	$917,340	$24,474,719	$73,271	$—
Science & Technology	—	(1,432,569,747)	33,195,536	—	—
Small Cap Aggressive Growth	4,122,385	873,638	(3,127,288)	737	11,480
Small Cap	1,289,123	16,130,807	34,124,452	2,645,971	50,467,105
Small Cap Index	15,672,292	58,341,622	13,257,343	26,112,424	76,533,026
Small Cap Special Values	2,739,043	6,098,837	(26,804,130)	18,791,885	115,801
Small-Mid Growth	1,888,118	1,329,698	15,287,666	—	—
Stock Index	79,633,574	356,903,943	1,395,858,965	82,922,105	243,456,912
Value	2,155,884	2,587,864	4,497,111	6,061,032	2,006,033

*	The Distributable Earnings for International Government Bond Fund are for the tax year ended September 30, 2008.
†	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

As of May 31, 2008, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, and are available to offset future capital gains, if any:

	Capital Loss Carryforward
Fund	2009	2010	2011	2012	2013	2014	2015	2016
Blue Chip Growth*	$1,336,605	$957,898	$154,910	$—	$—	$—	$—	$—
Capital Conservation	—	—	—	—	50,164	374,523	241,747	523,183
Core Equity	—	—	73,134,761	32,639,490	—	—	—	—
Government Securities	—	—	—	785,289	1,300,788	—	2,207,762	—
Growth	22,746,303	102,053,141	1,573,371	—	—	1,130,162	47,815,438	—
Inflation Protected	—	—	—	—	—	17,841	478,150	34,179
International Growth I	—	—	17,227,965	—	—	—	—	—
Science & Technology	—	856,100,578	404,504,281	171,964,888	—	—	—	—

*	The capital loss carryforward includes $2,449,413 of capital losses from the acquisition of VC I Growth Fund on August 27, 2004. These losses may be subject to annual limitations pursuant to Section 382(b)(1) of the Internal Revenue Code.

Note 6 — Capital Share Transactions

Transactions in capital shares of each Fund were as follows:

	Asset Allocation				Blue Chip Growth
	For the period ended November 30, 2008 (Unaudited)		For the year ended May 31, 2008		For the period ended November 30, 2008 (Unaudited)		For the year ended May 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	908,305	$8,692,674	1,900,288	$21,623,035	8,369,649	$68,675,859	32,442,911	$326,303,745
Reinvested dividends	—	—	1,322,192	14,478,000	—	—	75,446	823,873
Shares redeemed	(2,253,507)	(21,391,589)	(3,162,970)	(35,931,404)	(4,055,618)	(34,390,789)	(3,310,269)	(35,086,673)

Net increase (decrease)	(1,345,202)	$(12,698,915)	59,510	$169,631	4,314,031	$34,285,070	29,208,088	$292,040,945

	Broad Cap Value Income				Capital Conservation
	For the period ended November 30, 2008 (Unaudited)		For the year ended May 31, 2008		For the period ended November 30, 2008 (Unaudited)		For the year ended May 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	176,281	$1,541,334	475,679	$5,507,295	869,391	$8,111,240	3,466,578	$34,040,365
Reinvested dividends	—	—	138,435	1,529,706	—	—	1,063,180	10,132,103
Shares redeemed	(293,036)	(2,621,063)	(714,671)	(8,122,105)	(1,996,077)	(18,539,055)	(9,037,790)	(87,309,278)

Net increase (decrease)	(116,755)	$(1,079,729)	(100,557)	$(1,085,104)	(1,126,686)	$(10,427,815)	(4,508,032)	$(43,136,810)

AIG Retirement Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

	Core Equity				Core Value
	For the period ended November 30, 2008 (Unaudited)		For the year ended May 31, 2008		For the period ended November 30, 2008 (Unaudited)		For the year ended May 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	826,878	$9,728,299	1,924,610	$27,610,481	723,045	$6,574,256	2,264,931	$26,208,811
Reinvested dividends	—	—	267,651	3,867,556	—	—	979,219	10,928,089
Shares redeemed	(2,791,936)	(31,735,566)	(6,400,993)	(91,798,460)	(2,557,065)	(22,113,097)	(5,473,096)	(63,311,981)

Net increase (decrease)	(1,965,058)	$(22,007,267)	(4,208,732)	$(60,320,423)	(1,834,020)	$(15,538,841)	(2,228,946)	$(26,175,081)

	Foreign Value				Global Equity
	For the period ended November 30, 2008 (Unaudited)		For the year ended May 31, 2008		For the period ended November 30, 2008 (Unaudited)		For the year ended May 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	7,686,534	$69,443,678	14,507,285	$186,954,307	1,766,939	$16,365,720	6,947,104	$85,214,621
Reinvested dividends	—	—	3,212,941	40,900,744	—	—	2,460,753	29,898,155
Shares redeemed	(6,261,490)	(63,380,461)	(20,483,249)	(253,499,461)	(4,054,251)	(36,439,252)	(9,735,531)	(118,393,569)

Net increase (decrease)	1,425,044	$6,063,217	(2,763,023)	$(25,644,410)	(2,287,312)	$(20,073,532)	(327,674)	$(3,280,793)

	Global Real Estate				Global Social Awareness
	For the period ended November 30, 2008 (Unaudited)		For the period March 10, 2008 to May 31, 2008*		For the period ended November 30, 2008 (Unaudited)		For the year ended May 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	29,423,257	$219,249,042	2,600,299	$27,973,838	2,334,242	$39,090,692	9,858,590	$195,302,765
Reinvested dividends	—	—	—	—	—	—	2,598,087	52,299,496
Shares redeemed	(4,230,260)	(34,440,936)	(1,177)	(13,155)	(5,713,551)	(83,718,450)	(3,781,642)	(80,542,435)

Net increase (decrease)	25,192,997	$184,808,106	2,599,122	$27,960,683	(3,379,309)	$(44,627,758)	8,675,035	$167,059,826

	Global Strategy				Government Securities
	For the period ended November 30, 2008 (Unaudited)		For the year ended May 31, 2008		For the period ended November 30, 2008 (Unaudited)		For the year ended May 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,578,097	$29,903,104	6,417,633	$81,975,758	9,189,558	$98,262,486	10,181,880	$107,539,893
Reinvested dividends	—	—	1,176,544	14,918,580	—	—	451,081	4,668,688
Shares redeemed	(4,722,333)	(52,019,088)	(7,744,579)	(98,432,446)	(6,561,827)	(70,146,543)	(4,382,084)	(45,842,383)

Net increase (decrease)	(2,144,236)	$(22,115,984)	(150,402)	$(1,538,108)	2,627,731	$28,115,943	6,250,877	$66,366,198

	Growth				Growth & Income
	For the period ended November 30, 2008 (Unaudited)		For the year ended May 31, 2008		For the period ended November 30, 2008 (Unaudited)		For the year ended May 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,565,583	$23,955,084	10,261,891	$109,053,511	459,223	$6,247,609	999,410	$16,979,544
Reinvested dividends	—	—	—	—	—	—	483,993	7,918,120
Shares redeemed	(8,048,998)	(72,958,997)	(23,986,782)	(254,994,226)	(1,041,425)	(13,802,456)	(1,871,166)	(31,492,861)

Net increase (decrease)	(5,483,415)	$(49,003,913)	(13,724,891)	$(145,940,715)	(582,202)	$(7,554,847)	(387,763)	$(6,595,197)

	Health Sciences				Inflation Protected
	For the period ended November 30, 2008 (Unaudited)		For the year ended May 31, 2008		For the period ended November 30, 2008 (Unaudited)		For the year ended May 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,681,988	$16,156,071	3,627,961	$40,576,252	3,933,756	$38,781,991	14,982,959	$151,362,582
Reinvested dividends	—	—	1,563,376	17,447,281	—	—	66,781	661,802
Shares redeemed	(2,282,385)	(21,382,810)	(3,444,790)	(38,029,841)	(3,129,161)	(29,607,204)	(802,840)	(8,000,078)

Net increase (decrease)	(600,397)	$(5,226,739)	1,746,547	$19,993,692	804,595	$9,174,787	14,246,900	$144,024,306

AIG Retirement Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

	International Equities				International Government Bond
	For the period ended November 30, 2008 (Unaudited)		For the year ended May 31, 2008		For the period ended November 30, 2008 (Unaudited)		For the year ended May 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	17,927,903	$137,481,677	32,040,671	$342,203,522	2,139,014	$25,608,072	5,591,999	$69,515,008
Reinvested dividends	—	—	4,767,288	50,151,864	—	—	663,678	7,930,949
Shares redeemed	(10,182,775)	(79,611,470)	(27,658,526)	(290,333,911)	(3,344,396)	(38,788,704)	(3,062,392)	(37,654,649)

Net increase (decrease)	7,745,128	$57,870,207	9,149,433	$102,021,475	(1,205,382)	$(13,180,632)	3,193,285	$39,791,308

	International Growth I				Large Cap Core
	For the period ended November 30, 2008 (Unaudited)		For the year ended May 31, 2008		For the period ended November 30, 2008 (Unaudited)		For the year ended May 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	5,573,090	$55,650,825	12,587,538	$162,489,359	6,084,858	$54,384,198	3,339,848	$36,056,406
Reinvested dividends	—	—	476,579	6,162,164	—	—	291,036	3,271,248
Shares redeemed	(7,337,681)	(71,874,548)	(9,603,201)	(122,867,501)	(1,889,159)	(17,929,356)	(3,167,022)	(36,775,085)

Net increase (decrease)	(1,764,591)	$(16,223,723)	3,460,916	$45,784,022	4,195,699	$36,454,842	463,862	$2,552,569

	Large Capital Growth				Mid Cap Index
	For the period ended November 30, 2008 (Unaudited)		For the year ended May 31, 2008		For the period ended November 30, 2008 (Unaudited)		For the year ended May 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,366,669	$14,331,386	4,376,297	$54,098,054	6,166,647	$118,699,817	15,190,786	$370,059,930
Reinvested dividends	—	—	93,751	1,208,448	—	—	9,919,126	228,735,043
Shares redeemed	(3,984,084)	(40,842,917)	(10,140,112)	(125,379,478)	(9,912,754)	(193,547,455)	(28,476,523)	(649,786,301)

Net increase (decrease)	(2,617,415)	$(26,511,531)	(5,670,064)	$(70,072,976)	(3,746,107)	$(74,847,638)	(3,366,611)	$(50,991,328)

	Mid Cap Strategic Growth				Money Market I
	For the period ended November 30, 2008 (Unaudited)		For the year ended May 31, 2008		For the period ended November 30, 2008 (Unaudited)		For the year ended May 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,517,049	$17,791,361	5,765,650	$84,799,150	201,168,376	$201,168,376	553,256,088	$553,256,088
Reinvested dividends	—	—	568,130	8,629,895	5,500,376	5,500,376	20,476,669	20,476,669
Shares redeemed	(3,276,423)	(37,321,756)	(5,212,657)	(74,188,295)	(172,380,971)	(172,380,971)	(517,716,017)	(517,716,017)

Net increase (decrease)	(1,759,374)	$(19,530,395)	1,121,123	$19,240,750	34,287,781	$34,287,781	56,016,740	$56,016,740

	NASDAQ-100 Index				Science & Technology
	For the period ended November 30, 2008 (Unaudited)		For the year ended May 31, 2008		For the period ended November 30, 2008 (Unaudited)		For the year ended May 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,727,564	$12,242,201	7,450,217	$41,296,905	2,236,522	$25,501,159	7,146,908	$99,035,248
Reinvested dividends	—	—	12,810	73,271	—	—	—	—
Shares redeemed	(3,137,313)	(13,986,341)	(5,669,998)	(30,512,075)	(6,338,652)	(71,089,374)	(14,715,993)	(203,173,469)

Net increase (decrease)	(409,749)	$(1,744,140)	1,793,029	$10,858,101	(4,102,130)	$(45,588,215)	(7,569,085)	$(104,138,221)

	Small Cap Aggressive				Small Cap
	For the period ended November 30, 2008 (Unaudited)		For the year ended May 31, 2008		For the period ended November 30, 2008 (Unaudited)		For the year ended May 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	512,180	$4,702,015	3,074,763	$35,641,772	1,482,731	$12,866,785	2,870,282	$32,007,011
Reinvested dividends	—	—	1,043	12,217	—	—	5,311,308	53,113,076
Shares redeemed	(916,907)	(8,374,234)	(1,687,453)	(18,679,166)	(4,402,494)	(37,114,462)	(10,192,318)	(112,329,665)

Net increase (decrease)	(404,727)	$(3,672,219)	1,388,353	$16,974,823	(2,919,763)	$(24,247,677)	(2,010,728)	$(27,209,578)

AIG Retirement Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

	Small Cap Index				Small Cap Special Values
	For the period ended November 30, 2008 (Unaudited)		For the year ended May 31, 2008		For the period ended November 30, 2008 (Unaudited)		For the year ended May 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,548,286	$61,597,861	11,933,522	$205,079,039	1,368,449	$11,256,255	2,824,391	$30,212,035
Reinvested dividends	—	—	6,367,584	102,645,450	—	—	1,941,241	18,907,686
Shares redeemed	(5,802,291)	(79,160,045)	(18,396,433)	(289,671,014)	(3,460,106)	(28,227,976)	(9,033,381)	(95,169,227)

Net increase (decrease)	(1,254,005)	$(17,562,184)	(95,327)	$18,053,475	(2,091,657)	$(16,971,721)	(4,267,749)	$(46,049,506)

	Small-Mid Growth				Stock Index
	For the period ended November 30, 2008 (Unaudited)		For the year ended May 31, 2008		For the period ended November 30, 2008 (Unaudited)		For the year ended May 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	670,490	$5,617,338	1,484,002	$15,362,253	6,566,124	$194,097,924	13,966,588	$513,405,995
Reinvested dividends	—	—	—	—	—	—	9,116,732	326,379,017
Shares redeemed	(1,283,427)	(10,535,937)	(3,667,970)	(38,253,013)	(17,517,688)	(484,488,013)	(32,058,611)	(1,137,936,417)

Net increase (decrease)	(612,937)	$(4,918,599)	(2,183,968)	$(22,890,760)	(10,951,564)	$(290,390,089)	(8,975,291)	$(298,151,405)

	Value
	For the period ended November 30, 2008 (Unaudited)		For the year ended May 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	4,625,018	$41,121,591	20,584,725	$225,887,278
Reinvested dividends	—	—	704,547	8,067,065
Shares redeemed	(5,578,883)	(46,282,573)	(2,780,842)	(32,416,341)

Net increase (decrease)	(953,865)	$(5,160,982)	18,508,430	$201,538,002

*	Commencement of Operations

Note 7 — Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the Fund’s expenses have been reduced. For the period ended November 30, 2008, the amount of expense reductions received by each fund, used to offset the Fund’s non-affiliated expenses, were as follows:

Fund	Expense Reductions
Asset Allocation	$5,963
Blue Chip Growth	7,367
Broad Cap Value Income	484
Core Equity	5,099
Global Equity .	37,228
Global Social Awareness	36,338
Growth & Income	12,821
Health Sciences	6,045
International Growth I	1,331
Large Cap Core	11,798
Large Capital Growth	5,693
Mid Cap Strategic Growth	34,216
Science & Technology	32,432
Small Cap Aggressive Growth	1,445
Small Cap	5,081
Small Cap Special Values	31,160
Small-Mid Growth	30,517

AIG Retirement Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

Note 8 — Investment Concentration

Capital Conservation Fund, Government Securities Fund, and Inflation Protected Fund invest in U.S. Government sponsored securities. No assurance can be given that the U.S. Government will provide support to such U.S. Government sponsored agencies or instrumentalities in the future since it is not required to do so by law. As a result of each Fund’s concentration in such investments, it may be subject to risks associated with U.S. Government securities. At the end of the period, the Funds had 39.8%, 26.8%, and 4.2%, respectively, of their net assets invested in such securities.

Some of the Funds may invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the International Equities Fund , International Growth I Fund, Foreign Value Fund, Global Strategy Fund, Global Social Awareness Fund and the International Government Bond Fund. The International Equities Fund had 19.9% and 22.1% of its net assets invested in equity securities domiciled in the United Kingdom and Japan, respectively. The International Growth I Fund had 20.2% and 12.4% of its net assets invested in equity securities domiciled in the United Kingdom and Japan. The Foreign Value had 22.5% of its net assets invested in equity securities domiciled in the United Kingdom. The Global Strategy Fund had 9.3% of its net assets invested in equity securities domiciled in the United Kingdom. The Global Social Awareness Fund had 11.3% of its net assets invested in equity securities domiciled in the Japan. The International Government Bond Fund had 20.6% of its net assets invested in securities domiciled in Japan.

The Health Sciences Fund is concentrated in the health services industry and is less diversified than stock funds investing in a broader range of industries. The Fund may also invest a considerable portion of assets in companies in the same business, such as pharmaceuticals, or in related businesses, such as hospital management or managed care. Developments that could adversely effect the Fund include increased competition in the health care industry, changes in legislation or government regulations, reductions in government funding, product liability or other litigation, and obsolescence of popular products.

The Nasdaq-100® Index Fund and Science & Technology Fund are concentrated in the technology sector. As a result, the Funds are subject to greater volatility than a fund that does not concentrate in a particular sector. Because the Nasdaq-100® Index may invest in companies within relatively more concentrated industry sectors, the Fund’s performance may be more susceptible to developments which effect those sectors emphasized by the Index.

The Global Real Estate Fund invests primarily in the real estate industry. A Fund that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate. The Fund could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, Fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If the Fund has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. As of November 30, 2008, the Global Real Estate Fund had 54.1% of its net assets invested in Real Estate Investment Trusts.

Note 9 — Lines of Credit

The Series and AIG Retirement Company I, formerly known as VALIC Company I, have established an $85 million committed and $40 million uncommitted line of credit with State Street Bank & Trust Company, the Funds’ custodian. Interest is currently payable at the Federal Funds Rate plus 50 basis points on the committed line and State Street’s discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum for the daily unused portion of the committed line of credit, which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when the Fund’s shortfall exceeds $100,000. For the period ended November 30, 2008, the following funds had borrowings:

Fund	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Core Equity	71	$913	$289,887	2.06%
Core Value	16	182	228,553	1.85%
Global Equity	8	390	821,178	1.86%
Global Social Awareness	5	122	1,031,635	0.85%
Global Strategy	1	6	154,499	1.50%
Growth	21	549	516,236	2.94%
International Equities	13	571	613,605	2.58%
International Govt Bond	1	54	772,926	2.50%
International Growth I	38	1,917	853,531	2.68%
Large Cap Core	10	159	221,881	2.58%
Mid Cap Strategic Growth	6	139	317,928	2.68%
Science & Technology	2	16	169,858	1.66%
Small Cap	9	125	211,565	2.53%
Small Cap Aggressive Growth	27	644	342,664	2.33%
Small Cap Special Values	22	182	132,363	2.17%
Stock Index	5	2,308	7,199,147	2.33%
Value	15	1,285	869,885	2.10%

AIG Retirement Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

As of November 30, 2008, the following fund had an outstanding borrowing:

Fund	Amount
Small Cap Aggressive Growth	$65,337

Note 10 — Interfund Lending Agreement

Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by VALIC or an affiliate. The interfund lending program allows the participating Funds to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended November 30, 2008, none of the Funds participated in the program.

Note 11 — Security Transactions with Affiliated Portfolios

The Funds are permitted to purchase or sell securities from certain other affiliated funds under specified conditions outlined in the procedures adopted by the Board of Directors of the Series. The procedures have been designed to ensure that any purchase or sale of securities by a fund from or to another fund that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effective at the current market price. For the period November 30, 2008, the following Funds engaged in security transactions with affiliated Funds:

Fund	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)
Core Equity	$5,688,440	$2,505,669	$(145,674)
Core Value	204,135	17,397	4,271
Growth	5,356,128	2,856,446	404,361
International Growth I	26,612	14,040	(4,399)
Large Capital Growth	152,148	605,162	15,857
Mid Cap Strategic Growth	492,929	104,027	(158,413)
Small Cap	—	1,564,557	220,541

Note 12 — Other Matters

On October 6, 2008, the Board of Directors (the “Board”) of AIG Retirement Company I (“ARC I”) approved the participation of the Money Market I Fund in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”) through the initial termination date of the Program which was December 18, 2008. On November 24, 2008 the U.S. Department of Treasury (“Treasury”) announced an extension of the Program until April 30, 2009, and on December 4, 2008, the Board of ARC I approved the continued participation of the Money Market I Fund in the Program. The Program’s guarantee only applies to shareholders of the Money Market I Fund as of the close of business on September 19, 2008. Subject to certain conditions and limitations, the per share amount held by shareholders of the Money Market I Fund as of the close of business on September 19, 2008 are guaranteed against loss in the event the per share net asset value falls below $0.995 ( a “Guarantee Event”) and the Money Market I Fund subsequently liquidates. Participation in the Program for the initial term, required a payment to the Treasury in the amount of 0.015% of the net asset value of the Money Market I Fund as of the close of business on September 19, 2008. Continued participation in the Program from December 19, 2008 until April 30, 2009 required an additional payment to the Treasury in the amount of 0.022% of the net asset value of the Money Market I Fund as of the close of business on September 19, 2008. The cost to participate in the Program was borne by the Money Market I Fund. The total guaranteed payments that may be made by the Treasury under the Program, for all money market funds participating in the Program, is dependent upon the availability of assets in the Treasury’s Exchange Stabilization Fund, which is currently valued at approximately $50 billion. The Secretary of the Treasury may elect to extend the Program beyond April 30, 2009 through the close of business on September 18, 2009. If the Program is extended further, the Board will consider whether to continue to participate in the Program. If a Guarantee Event occurs after the Program expires, or, if sooner, after the Money Market I Fund ceases to participate in the Program, neither the Money Market I Fund nor any shareholder will be entitled to any payment under the Program. Please refer to the Money Market I Fund’s prospectus for additional information about the Program.

AIG Retirement Company I

FINANCIAL HIGHLIGHTS

	Asset Allocation Fund											Blue Chip Growth Fund
	Six Months Ended November 30, 2008(k)		Year Ended May 31,									Six Months Ended November 30, 2008(k)		Year Ended May 31,
			2008		2007	2006		2005		2004				2008		2007	2006		2005	2004

PER SHARE DATA
Net asset value at beginning of period	$10.68		$12.16		$12.01	$12.28		$12.12		$11.21		$10.54		$10.80		$8.92	$8.32		$7.89	$6.79

Income (loss) from investment operations:
Net investment income (loss)(d)	0.15		0.31		0.34	0.33		0.27		0.17		0.01		0.03		0.03	0.03		0.04	(0.00)
Net realized and unrealized gain (loss) on investments and foreign currencies	(2.46)		(0.75)		1.71	0.31		0.61		1.07		(4.39)		(0.23)		1.87	0.58		0.42	1.10

Total income (loss) from investment operations	(2.31)		(0.44)		2.05	0.64		0.88		1.24		(4.38)		(0.20)		1.90	0.61		0.46	1.10

Distributions from:
Net investment income	–		(0.35)		(0.21)	(0.16)		(0.27)		(0.19)		–		(0.02)		(0.02)	(0.01)		(0.03)	–
Net realized gain on securities	–		(0.69)		(1.69)	(0.75)		(0.45)		(0.14)		–		(0.04)		–	–		–	–

Total distributions	–		(1.04)		(1.90)	(0.91)		(0.72)		(0.33)		–		(0.06)		(0.02)	(0.01)		(0.03)	–

Net asset value at end of period	$8.37		$10.68		$12.16	$12.01		$12.28		$12.12		$6.16		$10.54		$10.80	$8.92		$8.32	$7.89

TOTAL RETURN(a)	(21.63)%		(3.84	)%(h)	18.14%	5.36	%(e)	7.31%		11.08	%(e)	(41.56)%		(1.84	)%(i)	21.30%	7.35	%(f)	5.81%	16.20%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.69	%(j)	0.69%		0.70%	0.72%		0.65%		0.68%		0.85	%(j)	0.87%		0.96%	1.01%		1.08%	1.07%
Ratio of expenses to average net assets(c)	0.69	%(j)	0.69%		0.70%	0.72%		0.65%		0.68%		0.87	%(j)	0.91%		0.99%	1.02%		1.10%	1.07%
Ratio of expense reductions to average net assets	0.01	%(j)	0.00%		0.00%	–		–		–		0.00	%(j)	0.00%		0.00%	0.00%		0.01%	0.01%
Ratio of net investment income (loss) to average net assets(b)	3.13	%(j)	2.71%		2.87%	2.67%		2.18%		1.47%		0.22	%(j)	0.31%		0.35%	0.35%		0.47%	(0.02)%
Ratio of net investment income (loss) to average net assets(c)	3.13	%(j)	2.71%		2.87%	2.67%		2.18%		1.47%		0.20	%(j)	0.27%		0.32%	0.34%		0.45%	(0.02)%
Portfolio turnover rate	44%		124%		129%	148%		107	%(g)	79	%(g)	27%		20%		25%	30%		42%	30%
Number of shares outstanding at end of period (000’s)	13,281		14,626		14,567	13,666		15,256		15,869		44,017		39,703		10,495	7,325		5,847	5,116
Net assets at end of period (000’s)	$111,185		$156,260		$177,095	$164,117		$187,309		$192,301		$271,215		$418,429		$113,352	$65,366		$48,638	$40,369

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.
(f)	The Fund’s performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.
(g)	Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

	2005	2004
Asset Allocation Fund	104%	75%
(h)	The Fund’s performance was increased by 0.17% from a reimbursement by an affiliate.
(i)	The Fund’s performance was increased by less than 0.01% from a reimbursement by an affiliate.
(j)	Annualized.
(k)	Unaudited.

AIG Retirement Company I

FINANCIAL HIGHLIGHTS — (continued)

	Broad Cap Value Income Fund						Capital Conservation Fund
	Six Months Ended November 30, 2008(h)		Year Ended May 31,		December 5, 2005* to May 31, 2006		Six Months Ended November 30, 2008(h)		Year Ended May 31,
			2008	2007					2008	2007	2006	2005		2004

PER SHARE DATA
Net asset value at beginning of period	$10.54		$12.65	$10.21	$10.00		$9.54		$9.91	$9.45	$9.66	$9.53		$10.04

Income (loss) from investment operations:
Net investment income (loss)(e)	0.11		0.19	0.17	0.05		0.25		0.52	0.48	0.41	0.37		0.28
Net realized and unrealized gain (loss) on investments and foreign currencies	(3.67)		(1.69)	2.38	0.18		(0.80)		(0.31)	0.13	(0.41)	0.19		(0.37)

Total income (loss) from investment operations	(3.56)		(1.50)	2.55	0.23		(0.55)		0.21	0.61	–	0.56		(0.09)

Distributions from:
Net investment income	–		(0.19)	(0.11)	(0.02)		–		(0.58)	(0.15)	(0.21)	(0.38)		(0.31)
Net realized gain on securities	–		(0.42)	–	–		–		–	–	–	(0.05)		(0.11)

Total distributions	–		(0.61)	(0.11)	(0.02)		–		(0.58)	(0.15)	(0.21)	(0.43)		(0.42)

Net asset value at end of period	$6.98		$10.54	$12.65	$10.21		$8.99		$9.54	$9.91	$9.45	$9.66		$9.53

TOTAL RETURN(a)	(33.78)%		(12.08)%	25.09%	2.28%		(5.77)%		2.09%	6.46%	(0.02)%	5.99%		(0.82	)%(f)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(c)	0.85	%(b)	0.85%	0.85%	0.85	%(b)	0.67	%(b)	0.68%	0.67%	0.70%	0.70%		0.68%
Ratio of expenses to average net assets(d)	1.24	%(b)	1.03%	1.05%	3.41	%(b)	0.67	%(b)	0.68%	0.67%	0.70%	0.70%		0.68%
Ratio of expense reductions to average net assets	0.00	%(b)	0.01%	–	–		–		–	–	–	–		–
Ratio of net investment income (loss) to average net assets(c)	2.44	%(b)	1.65%	1.50%	2.40	%(b)	5.21	%(b)	5.27%	4.89%	4.65%	3.83%		2.89%
Ratio of net investment income (loss) to average net assets(d)	2.05	%(b)	1.47%	1.30%	(0.16	)%(b)	5.21	%(b)	5.27%	4.89%	4.65%	3.83%		2.89%
Portfolio turnover rate	13%		21%	27%	194%		46%		136%	203%	174%	205	%(g)	182	%(g)
Number of shares outstanding at end of period (000’s)	2,364		2,481	2,582	2,663		12,263		13,389	17,897	22,200	8,997		8,167
Net assets at end of period (000’s)	$16,500		$26,151	$32,646	$27,203		$110,212		$127,695	$177,290	$209,742	$86,903		$77,836

*	Date Fund commenced operations.
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Annualized
(c)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(d)	Excludes, if any, expense reimbursements and expense reductions.
(e)	The per share amounts are calculated using the average share method.
(f)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.
(g)	Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

	2005	2004
Capital Conservation Fund	198%	171%
(h)	Unaudited.

AIG Retirement Company I

FINANCIAL HIGHLIGHTS — (continued)

	Core Equity Fund									Core Value Fund
	Six Months Ended November 30, 2008(i)		Year Ended May 31,							Six Months Ended November 30, 2008(i)		Year Ended May 31,
			2008		2007		2006	2005	2004			2 008		2007	2006	2005	2004

PER SHARE DATA
Net asset value at beginning of period	$13.85		$15.37		$13.00		$12.37	$11.77	$10.12	$10.66		$12.98		$10.41	$9.87	$9.07	$7.73

Income (loss) from investment operations:
Net investment income (loss)(d)	0.08		0.12		0.12		0.13	0.16	0.10	0.10		0.20		0.19	0.17	0.20	0.13
Net realized and unrealized gain (loss) on investments and foreign currencies	(5.17)		(1.50)		2.35		0.56	0.60	1.65	(3.67)		(1.89)		2.47	0.46	0.80	1.34

Total income (loss) from investment operations	(5.09)		(1.38)		2.47		0.69	0.76	1.75	(3.57)		(1.69)		2.66	0.63	1.00	1.47

Distributions from:
Net investment income	–		(0.14)		(0.10)		(0.06)	(0.16)	(0.10)	–		(0.22)		(0.09)	(0.09)	(0.20)	(0.13)
Net realized gain on securities	–		–		–		–	–	–	–		(0.41)		–	–	–	–

Total distributions	–		(0.14)		(0.10)		(0.06)	(0.16)	(0.10)	–		(0.63)		(0.09)	(0.09)	(0.20)	(0.13)

Net asset value at end of period	$8.76		$13.85		$15.37		$13.00	$12.37	$11.77	$7.09		$10.66		$12.98	$10.41	$9.87	$9.07

TOTAL RETURN(a)	(36.75)%		(9.00	)%(f)	19.02	%(e)	5.62%	6.48%	17.36%	(33.49)%		(13.28	)%(g)	25.67%	6.44%	11.07%	19.16%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.84	%(h)	0.85%		0.85%		0.85%	0.85%	0.85%	0.83	%(h)	0.83%		0.83%	0.83%	0.83%	0.83%
Ratio of expenses to average net assets(c)	0.93	%(h)	0.91%		0.90%		0.90%	0.93%	0.95%	0.93	%(h)	0.92%		0.92%	0.92%	0.91%	0.91%
Ratio of expense reductions to average net assets	0.00	%(h)	0.00%		0.00%		0.01%	0.01%	0.01%	–		–		–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	1.39	%(h)	0.84%		0.85%		1.03%	1.30%	0.88%	2.19	%(h)	1.75%		1.61%	1.67%	2.05%	1.50%
Ratio of net investment income (loss) to average net assets(c)	1.30	%(h)	0.78%		0.79%		0.99%	1.22%	0.79%	2.09	%(h)	1.65%		1.51%	1.58%	1.97%	1.43%
Portfolio turnover rate	40%		69%		110%		39%	31%	28%	21%		37%		30%	109%	72%	71%
Number of shares outstanding at end of period (000’s)	23,310		25,275		29,484		36,132	43,687	51,118	15,021		16,855		19,083	22,207	23,445	25,344
Net assets at end of period (000’s)	$204,165		$349,995		$453,147		$469,770	$540,620	$601,756	$106,477		$179,697		$247,711	$231,228	$231,351	$229,928

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.
(f)	The Fund’s performance was increased by 0.66% from a reimbursement by an affiliate.
(g)	The Fund’s performance was increased by 0.16% from a reimbursement by an affiliate.
(h)	Annualized.
(i)	Unaudited.

AIG Retirement Company I

FINANCIAL HIGHLIGHTS — (continued)

	Foreign Value Fund						Global Equity Fund						Global Real Estate Fund
	Six Months Ended November 30, 2008(f)		Year Ended May 31,		December 5, 2005* to May 31, 2006		Six Months Ended November 30, 2008(f)		Year Ended May 31,		December 5, 2005* to May 31, 2006		Six Months Ended November 30, 2008(f)		March 10, 2008* to May 31, 2008
			2008	2007					2008	2007

PER SHARE DATA
Net asset value at beginning of period	$12.41		$13.21	$10.76	$10.00		$11.67		$13.82	$10.74	$10.00		$11.21		$10.00

Income (loss) from investment operations:
Net investment income (loss)(e)	0.12		0.36	0.25	0.02		0.08		0.18	0.17	0.06		0.10		0.04
Net realized and unrealized gain (loss) on investments and foreign currencies	(5.64)		(0.67)	2.33	0.74		(5.41)		(1.44)	3.06	0.69		(5.35)		1.17

Total income (loss) from investment operations	(5.52)		(0.31)	2.58	0.76		(5.33)		(1.26)	3.23	0.75		(5.25)		1.21

Distributions from:
Net investment income	–		(0.11)	(0.13)	0.00		–		(0.23)	(0.15)	(0.01)		–		–
Net realized gain on securities	–		(0.38)	0.00	–		–		(0.66)	(0.00)	–		–		–

Total distributions	–		(0.49)	(0.13)	0.00		–		(0.89)	(0.15)	(0.01)		–		–

Net asset value at end of period	$6.89		$12.41	$13.21	$10.76		$6.34		$11.67	$13.82	$10.74		$5.96		$11.21

TOTAL RETURN(a)	(44.48)%		(2.44)%	24.08%	7.63%		(45.67)%		(9.39)%	30.35%	7.48%		(46.83)%		12.10%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(c)	0.95	%(b)	0.86%	0.86%	0.84	%(b)	0.97	%(b)	0.97%	0.95%	0.98	%(b)	0.95	%(b)	0.95	%(b)
Ratio of expenses to average net assets(d)	0.95	%(b)	0.86%	0.86%	1.65	%(b)	0.97	%(b)	0.97%	0.95%	2.16	%(b)	1.22	%(b)	5.04	%(b)
Ratio of expense reductions to average net assets	–		–	–	–		0.02	%(b)	0.01%	0.01%	–		–		–
Ratio of net investment income (loss) to average net assets(c)	2.56	%(b)	2.82%	2.17%	5.06	%(b)	1.71	%(b)	1.38%	1.41%	10.48	%(b)	3.51	%(b)	2.22	%(b)
Ratio of net investment income (loss) to average net assets(d)	2.56	%(b)	2.82%	2.17%	4.24	%(b)	1.71	%(b)	1.38%	1.41%	9.30	%(b)	3.24	%(b)	(1.87	)%(b)
Portfolio turnover rate	9%		34%	31%	0%		53%		93%	86%	3%		26%		11%
Number of shares outstanding at end of period (000’s)	77,744		76,318	79,082	65,474		31,583		33,870	34,198	38,389		27,792		2,599
Net assets at end of period (000’s)	$535,922		$946,934	$1,044,980	$704,398		$200,284		$395,426	$472,642	$412,275		$165,597		$29,131

*	Date Fund commenced operations.
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Annualized
(c)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(d)	Excludes, if any, expense reimbursements and expense reductions.
(e)	The per share amounts are calculated using the average share method.
(f)	Unaudited.

AIG Retirement Company I

FINANCIAL HIGHLIGHTS — (continued)

	Global Social Awareness Fund								Global Strategy Fund
	Six Months Ended November 30, 2008(h)		Year Ended May 31,						Six Months Ended November 30, 2008(h)		Year Ended May 31,		December 5, 2005* to May 31, 2006
			2008		2007	2006	2005	2004			2008	2007

PER SHARE DATA
Net asset value at beginning of period	$20.21		$24.25		$20.82	$19.38	$18.28	$15.73	$12.77		$13.08	$10.92	$10.00

Income (loss) from investment operations:
Net investment income (loss)(e)	0.14		0.41		0.30	0.26	0.27	0.16	0.16		0.41	0.31	0.03
Net realized and unrealized gain (loss) on investments and foreign currencies	(8.53)		(1.71)		4.25	1.30	1.09	2.55	(3.24)		(0.33)	2.05	0.90

Total income (loss) from investment operations	(8.39)		(1.30)		4.55	1.56	1.36	2.71	(3.08)		0.08	2.36	0.93

Distributions from:
Net investment income	–		(0.29)		(0.16)	(0.12)	(0.26)	(0.16)	–		(0.19)	(0.16)	(0.01)
Net realized gain on securities	–		(2.45)		(0.96)	–	–	–	–		(0.20)	(0.04)	–

Total distributions	–		(2.74)		(1.12)	(0.12)	(0.26)	(0.16)	–		(0.39)	(0.20)	(0.01)

Net asset value at end of period	$11.82		$20.21		$24.25	$20.82	$19.38	$18.28	$9.69		$12.77	$13.08	$10.92

TOTAL RETURN(a)	(41.51)%		(5.35	)%(g)	22.35%	8.09%	7.47%	17.27%	(24.12)%		0.63%	21.86%	9.30	%(f)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(c)	0.70	%(b)	0.65%		0.62%	0.63%	0.63%	0.63%	0.69	%(b)	0.73%	0.71%	0.72	%(b)
Ratio of expenses to average net assets(d)	0.70	%(b)	0.65%		0.62%	0.63%	0.63%	0.63%	0.69	%(b)	0.73%	0.71%	1.57	%(b)
Ratio of expense reductions to average net assets	0.02	%(b)	0.01%		0.02%	–	–	–	–		–	–	–
Ratio of net investment income (loss) to average net assets(c)	1.68	%(b)	1.95%		1.31%	1.30%	1.42%	0.89%	2.75	%(b)	3.17%	2.60%	3.80	%(b)
Ratio of net investment income (loss) to average net assets(d)	1.68	%(b)	1.95%		1.31%	1.30%	1.42%	0.89%	2.75	%(b)	3.17%	2.60%	2.94	%(b)
Portfolio turnover rate	56%		165%		153%	139%	53%	79%	12%		25%	31%	1%
Number of shares outstanding at end of period (000’s)	24,604		27,983		19,308	18,349	20,461	21,814	36,694		38,838	38,988	37,843
Net assets at end of period (000’s)	$290,846		$565,483		$468,159	$382,067	$396,563	$398,820	$355,429		$495,975	$509,885	$413,319

*	Date Fund commenced operations.
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Annualized
(c)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(d)	Excludes, if any, expense reimbursements and expense reductions.
(e)	The per share amounts are calculated using the average share method.
(f)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.
(g)	The Fund’s performance was increased by 0.12% from a reimbursement by an affiliate.
(h)	Unaudited.

AIG Retirement Company I

FINANCIAL HIGHLIGHTS — (continued)

	Government Securities Fund									Growth Fund
	Six Months Ended November 30, 2008(h)		Year Ended May 31,							Six Months Ended November 30, 2008(h)		Year Ended May 31,		December 5, 2005* to May 31, 2006
			2008	2007	2006	2005		2004				2008	2007

PER SHARE DATA
Net asset value at beginning of period	$10.42		$10.12	$9.86	$10.14	$9.82		$11.24		$11.17		$10.26	$9.22	$10.00

Income (loss) from investment operations:
Net investment income (loss)(d)	0.16		0.40	0.43	0.37	0.31		0.27		0.02		0.02	(0.01)	0.01	(e)
Net realized and unrealized gain (loss) on investments and foreign currencies	0.43		0.36	0.07	(0.46)	0.33		(0.65)		(4.37)		0.89	1.05	(0.79)

Total income (loss) from investment operations	0.59		0.76	0.50	(0.09)	0.64		(0.38)		(4.35)		0.91	1.04	(0.78)

Distributions from:
Net investment income	–		(0.46)	(0.24)	(0.19)	(0.32)		(0.29)		–		–	0.00	–
Net realized gain on securities	–		–	–	–	–		(0.75)		–		–	–	–

Total distributions	–		(0.46)	(0.24)	(0.19)	(0.32)		(1.04)		–		–	0.00	–

Net asset value at end of period	$11.01		$10.42	$10.12	$9.86	$10.14		$9.82		$6.82		$11.17	$10.26	$9.22

TOTAL RETURN(a)	5.66%		7.54%	5.12%	(0.94)%	6.54	%(e)	(3.40)%		(38.94)%		8.87%	11.29%	(7.80)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.63	%(g)	0.66%	0.67%	0.65%	0.66%		0.65%		0.91	%(g)	0.95%	0.94%	0.93	%(g)
Ratio of expenses to average net assets(c)	0.63	%(g)	0.66%	0.67%	0.65%	0.66%		0.65%		0.91	%(g)	0.95%	0.94%	1.39	%(g)
Ratio of expense reductions to average net assets	–		–	–	–	–		–		–		–	–	–
Ratio of net investment income (loss) to average net assets(b)	3.04	%(g)	3.92%	4.22%	3.68%	3.03%		2.59%		0.44	%(g)	0.22%	(0.09)%	1.55	%(g)
Ratio of net investment income (loss) to average net assets(c)	3.04	%(g)	3.92%	4.22%	3.68%	3.03%		2.59%		0.44	%(g)	0.22%	(0.09)%	1.09	%(g)
Portfolio turnover rate	95%		67%	141%	99%	216	%(f)	169	%(f)	59%		203%	103%	38%
Number of shares outstanding at end of period (000’s)	19,100		16,472	10,221	11,775	13,361		14,904		80,775		86,259	99,984	127,742
Net assets at end of period (000’s)	$210,207		$171,641	$103,483	$116,084	$135,549		$146,347		$550,951		$963,368	$1,025,501	$1,177,556

*	Date Fund commenced operations.
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.
(f)	Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

	2005	2004
Government Securities Fund	216%	169%
(g)	Annualized.
(h)	Unaudited.

AIG Retirement Company I

FINANCIAL HIGHLIGHTS — (continued)

	Growth & Income Fund								Health Sciences Fund
	Six Months Ended November 30, 2008(g)		Year Ended May 31,						Six Months Ended November 30, 2008(g)		Year Ended May 31,
			2008		2007	2006	2005	2004			2008	2007	2006	2005	2004

PER SHARE DATA
Net asset value at beginning of period	$16.14		$17.73		$14.70	$14.02	$12.87	$11.32	$10.56		$11.53	$10.64	$9.49	$10.06	$7.98

Income (loss) from investment operations:
Net investment income (loss)(d)	0.14		0.26		0.19	0.15	0.19	0.07	(0.03)		(0.07)	(0.06)	(0.08)	(0.08)	(0.07)
Net realized and unrealized gain (loss) on investments and foreign currencies	(6.14)		(0.85)		2.95	0.60	1.15	1.55	(3.31)		0.13	2.37	1.70	(0.02)	2.15

Total income (loss) from investment operations	(6.00)		(0.59)		3.14	0.75	1.34	1.62	(3.34)		0.06	2.31	1.62	(0.10)	2.08

Distributions from:
Net investment income	–		(0.22)		(0.11)	(0.07)	(0.19)	(0.07)	–		–	–	–	–	–
Net realized gain on securities	–		(0.78)		–	–	–	–	–		(1.03)	(1.42)	(0.47)	(0.47)	–

Total distributions	–		(1.00)		(0.11)	(0.07)	(0.19)	(0.07)	–		(1.03)	(1.42)	(0.47)	(0.47)	–

Net asset value at end of period	$10.14		$16.14		$17.73	$14.70	$14.02	$12.87	$7.22		$10.56	$11.53	$10.64	$9.49	$10.06

TOTAL RETURN(a)	(37.17)%		(3.44	)%(e)	21.40%	5.36%	10.47%	14.33%	(31.63)%		0.05%	23.19%	16.94%	(1.23)%	26.07%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.85	%(f)	0.85%		0.85%	0.85%	0.85%	0.85%	1.16	%(f)	1.17%	1.17%	1.16%	1.17%	1.15%
Ratio of expenses to average net assets(c)	0.90	%(f)	0.89%		0.89%	0.89%	0.90%	0.89%	1.16	%(f)	1.17%	1.17%	1.16%	1.17%	1.15%
Ratio of expense reductions to average net assets	0.02	%(f)	0.03%		0.02%	–	–	–	0.01	%(f)	0.00%	0.01%	0.01%	0.01%	0.03%
Ratio of net investment income (loss) to average net assets(b)	1.98	%(f)	1.53%		1.18%	1.04%	1.41%	0.55%	(0.70	)%(f)	(0.63)%	(0.57)%	(0.76)%	(0.80)%	(0.77)%
Ratio of net investment income (loss) to average net assets(c)	1.93	%(f)	1.49%		1.13%	1.00%	1.35%	0.51%	(0.70	)%(f)	(0.63)%	(0.57)%	(0.76)%	(0.80)%	(0.77)%
Portfolio turnover rate	90%		238%		169%	148%	74%	168%	25%		44%	47%	54%	49%	41%
Number of shares outstanding at end of period (000’s)	7,452		8,034		8,422	9,858	12,102	13,963	18,181		18,782	17,035	17,026	15,856	15,312
Net assets at end of period (000’s)	$75,577		$129,657		$149,283	$144,880	$169,724	$179,737	$131,297		$198,368	$196,444	$181,078	$150,541	$154,050

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance was increased by 0.17% from a reimbursement by an affiliate.
(f)	Annualized.
(g)	Unaudited.

AIG Retirement Company I

FINANCIAL HIGHLIGHTS — (continued)

	Inflation Protected Fund							International Equities Fund
	Six Months Ended November 30, 2008(g)		Year Ended May 31,			December 20, 2004* to May 31, 2005		Six Months Ended November 30, 2008(g)		Year Ended May 31,
			2008	2007	2006					2008	2007	2006	2005		2004

PER SHARE DATA
Net asset value at beginning of period	$10.01		$9.59	$9.60	$10.17	$10.00		$10.37		$11.29	$9.79	$7.56	$6.80		$5.50

Income (loss) from investment operations:
Net investment income (loss)(d)	0.26		0.49	0.39	0.43	0.20		0.09		0.31	0.25	0.19	0.16		0.12
Net realized and unrealized gain (loss) on investments and foreign currencies	(1.46)		0.29	(0.07)	(0.68)	0.10		(4.74)		(0.75)	2.02	2.09	0.73		1.29

Total income (loss) from investment operations	(1.20)		0.78	0.32	(0.25)	0.30		(4.65)		(0.44)	2.27	2.28	0.89		1.41

Distributions from:
Net investment income	–		(0.36)	(0.33)	(0.32)	(0.13)		–		(0.26)	(0.16)	(0.05)	(0.13)		(0.11)
Net realized gain on securities	–		–	–	0.00	–		–		(0.22)	(0.61)	–	–		–

Total distributions	–		(0.36)	(0.33)	(0.32)	(0.13)		–		(0.48)	(0.77)	(0.05)	(0.13)		(0.11)

Net asset value at end of period	$8.81		$10.01	$9.59	$9.60	$10.17		$5.72		$10.37	$11.29	$9.79	$7.56		$6.80

TOTAL RETURN(a)	(11.99)%		8.22%	3.35%	(2.44)%	3.00%		(44.84)%		(3.91)%	24.05%	30.32%	13.10	%(e)	25.78%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.65	%(f)	0.65%	0.65%	0.65%	0.65	%(f)	0.51	%(f)	0.51%	0.50%	0.56%	0.67%		0.61%
Ratio of expenses to average net assets(c)	0.66	%(f)	0.73%	1.05%	1.02%	2.27	%(f)	0.51	%(f)	0.51%	0.50%	0.56%	0.67%		0.61%
Ratio of expense reductions to average net assets	–		–	–	–	–		–		–	–	–	–		–
Ratio of net investment income (loss) to average net assets(b)	5.28	%(f)	5.59%	4.00%	4.45%	4.67	%(f)	2.17	%(f)	2.87%	2.45%	2.19%	2.17%		1.96%
Ratio of net investment income (loss) to average net assets(c)	5.27	%(f)	5.51%	3.61%	4.08%	3.05	%(f)	2.17	%(f)	2.87%	2.45%	2.19%	2.17%		1.96%
Portfolio turnover rate	16%		70%	37%	13%	39%		41%		104%	47%	98%	68%		12%
Number of shares outstanding at end of period (000’s)	16,691		15,887	1,640	1,668	1,069		114,058		106,313	97,164	83,906	65,340		29,964
Net assets at end of period (000’s)	$147,069		$159,074	$15,722	$16,016	$10,873		$652,715		$1,102,850	$1,097,046	$821,577	$493,945		$203,768

*	Date Fund commenced operations.
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.
(f)	Annualized.
(g)	Unaudited.

AIG Retirement Company I

FINANCIAL HIGHLIGHTS — (continued)

	International Government Bond Fund
	Six Months Ended November 30, 2008(h)		Year Ended May 31,
			2008	2007		2006		2005		2004

PER SHARE DATA
Net asset value at beginning of period	$12.39		$12.05	$12.08		$13.04		$13.40		$13.83

Income (loss) from investment operations:
Net investment income (loss)(d)	0.24		0.49	0.49		0.48		0.50		0.55
Net realized and unrealized gain (loss) on investments and foreign currencies	(1.64)		0.57	0.42		(0.17)		1.08		(0.25)

Total income (loss) from investment operations	(1.40)		1.06	0.91		0.31		1.58		0.30

Distributions from:
Net investment income	–		(0.63)	(0.52)		(0.28)		(0.76)		(0.52)
Net realized gain on securities	–		(0.09)	(0.42)		(0.99)		(1.18)		(0.21)

Total distributions	–		(0.72)	(0.94)		(1.27)		(1.94)		(0.73)

Net asset value at end of period	$10.99		$12.39	$12.05		$12.08		$13.04		$13.40

TOTAL RETURN(a)	(11.30)%		8.94%	7.60	%(e)	2.65	%(e)	12.30%		2.10%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.72	%(g)	0.68%	0.70%		0.71%		0.69%		0.72%
Ratio of expenses to average net assets(c)	0.72	%(g)	0.68%	0.70%		0.71%		0.69%		0.72%
Ratio of expense reductions to average net assets	–		–	–		–		–		–
Ratio of net investment income (loss) to average net assets(b)	4.10	%(g)	4.07%	4.04%		3.81%		3.77%		3.95%
Ratio of net investment income (loss) to average net assets(c)	4.10	%(g)	4.07%	4.04%		3.81%		3.77%		3.95%
Portfolio turnover rate	109%		183%	164%		198%		136	%(f)	119	%(f)
Number of shares outstanding at end of period (000’s)	13,252		14,457	11,264		11,377		11,362		10,753
Net assets at end of period (000’s)	$145,687		$179,191	$135,777		$137,405		$148,171		$144,083

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.
(f)	Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

	2005	2004
International Government Bond Fund	136%	119%
(g)	Annualized.
(h)	Unaudited.

AIG Retirement Company I

FINANCIAL HIGHLIGHTS — (continued)

	International Growth I Fund							Large Cap Core Fund
	Six Months Ended November 30, 2008(g)		Year Ended May 31,					Six Months Ended November 30, 2008(g)		Year Ended May 31,		December 5, 2005* to May 31, 2006
			2008	2007	2006	2005	2004			2008	2007

PER SHARE DATA
Net asset value at beginning of period	$13.15		$12.91	$10.30	$8.07	$7.38	$6.07	$10.78		$11.91	$10.10	$10.00

Income (loss) from investment operations:
Net investment income (loss)(e)	0.08		0.20	0.14	0.16	0.08	0.06	0.06		0.11	0.13	0.02
Net realized and unrealized gain (loss) on investments and foreign currencies	(5.94)		0.16	2.65	2.12	0.69	1.31	(3.38)		(0.65)	1.78	0.09

Total income (loss) from investment operations	(5.86)		0.36	2.79	2.28	0.77	1.37	(3.32)		(0.54)	1.91	0.11

Distributions from:
Net investment income	–		(0.12)	(0.18)	(0.05)	(0.08)	(0.06)	–		(0.09)	(0.10)	(0.01)
Net realized gain on securities	–		–	–	–	–	–	–		(0.50)	–	–

Total distributions	–		(0.12)	(0.18)	(0.05)	(0.08)	(0.06)	–		(0.59)	(0.10)	(0.01)

Net asset value at end of period	$7.29		$13.15	$12.91	$10.30	$8.07	$7.38	$7.46		$10.78	$11.91	$10.10

TOTAL RETURN(a)	(44.56)%		2.78%	27.31%	28.35%	10.46%	22.57%	(30.80)%		(4.73)%	19.01%	1.10	%(f)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(c)	1.01	%(b)	1.01%	1.01%	1.01%	1.03%	1.06%	0.85	%(b)	0.85%	0.85%	0.85	%(b)
Ratio of expenses to average net assets(d)	1.11	%(b)	1.11%	1.11%	1.19%	1.29%	1.28%	0.88	%(b)	1.00%	0.91%	2.43	%(b)
Ratio of expense reductions to average net assets	0.00	%(b)	0.00%	0.00%	–	–	–	0.03	%(b)	0.02%	0.01%	–
Ratio of net investment income (loss) to averagenet assets(c)	1.53	%(b)	1.56%	1.19%	1.71%	0.99%	0.83%	1.28	%(b)	0.96%	1.15%	3.49	%(b)
Ratio of net investment income (loss) to averagenet assets(d)	1.43	%(b)	1.46%	1.09%	1.53%	0.73%	0.61%	1.25	%(b)	0.81%	1.09%	1.90	%(b)
Portfolio turnover rate	38%		64%	74%	97%	94%	164%	25%		62%	24%	2%
Number of shares outstanding at end of period (000’s)	53,462		55,226	51,765	48,065	46,352	52,010	12,065		7,869	7,405	17,431
Net assets at end of period (000’s)	$389,506		$726,258	$668,274	$495,181	$374,189	$383,924	$89,960		$84,844	$88,186	$176,038

*	Date Fund commenced operations.
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Annualized
(c)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(d)	Excludes, if any, expense reimbursements and expense reductions.
(e)	The per share amounts are calculated using the average share method.
(f)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.
(g)	Unaudited.

AIG Retirement Company I

FINANCIAL HIGHLIGHTS — (continued)

	Large Capital Growth Fund								Mid Cap Index Fund
	Six Months Ended November 30, 2008(h)		Year Ended May 31,				December 20, 2004* to May 31, 2005		Six Months Ended November 30, 2008(h)		Year Ended May 31,
			2008		2007	2006					2008	2007	2006		2005	2004

PER SHARE DATA
Net asset value at beginning of period	$12.45		$12.38		$10.43	$9.85	$10.00		$23.88		$26.62	$23.72	$21.46		$19.41	$15.62

Income (loss) from investment operations:
Net investment income (loss)(e)	0.03		0.03		0.05	0.01	0.01		0.16		0.26	0.30	0.25		0.19	0.14
Net realized and unrealized gain (loss) on investments and foreign currencies	(4.67)		0.07		1.93	0.59	(0.16)		(10.12)		(1.05)	4.38	3.00		2.42	3.94

Total income (loss) from investment operations	(4.64)		0.10		1.98	0.60	(0.15)		(9.96)		(0.79)	4.68	3.25		2.61	4.08

Distributions from:
Net investment income	–		(0.03)		(0.03)	(0.02)	0.00		–		(0.30)	(0.12)	(0.11)		(0.19)	(0.15)
Net realized gain on securities	–		–		–	–	–		–		(1.65)	(1.66)	(0.88)		(0.37)	(0.14)

Total distributions	–		(0.03)		(0.03)	(0.02)	0.00		–		(1.95)	(1.78)	(0.99)		(0.56)	(0.29)

Net asset value at end of period	$7.81		$12.45		$12.38	$10.43	$9.85		$13.92		$23.88	$26.62	$23.72		$21.46	$19.41

TOTAL RETURN(a)	(37.27)%		0.78	%(g)	18.97%	6.08%	(1.49)%		(41.71)%		(2.73)%	20.77%	15.35	%(f)	13.50%	26.22%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(c)	0.76	%(b)	0.78%		0.76%	0.79%	0.85	%(b)	0.39	%(b)	0.38%	0.38%	0.39%		0.40%	0.41%
Ratio of expenses to average net assets(d)	0.76	%(b)	0.78%		0.76%	1.33%	2.73	%(b)	0.39	%(b)	0.38%	0.38%	0.39%		0.40%	0.41%
Ratio of expense reductions to average net assets	0.00	%(b)	0.01%		0.01%	–	–		–		–	–	–		–	–
Ratio of net investment income (loss) to average net assets(c)	0.49	%(b)	0.27%		0.42%	0.30%	0.29	%(b)	1.60	%(b)	1.08%	1.27%	1.09%		0.95%	0.80%
Ratio of net investment income (loss) to average net assets(d)	0.49	%(b)	0.27%		0.42%	(0.24)%	(1.59	)%(b)	1.60	%(b)	1.08%	1.27%	1.09%		0.95%	0.80%
Portfolio turnover rate	24%		49%		78%	404%	45%		13%		21%	14%	19%		14%	11%
Number of shares outstanding at end of period (000’s)	39,107		41,724		47,394	58,300	1,000		108,304		112,050	115,417	101,116		89,704	80,118
Net assets at end of period (000’s)	$305,395		$519,294		$586,875	$608,299	$9,849		$1,507,564		$2,676,198	$3,071,995	$2,398,610		$1,925,334	$1,554,815

*	Date Fund commenced operations.
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Annualized
(c)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(d)	Excludes, if any, expense reimbursements and expense reductions.
(e)	The per share amounts are calculated using the average share method.
(f)	The Fund’s performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.
(g)	The fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.
(h)	Unaudited.

AIG Retirement Company I

FINANCIAL HIGHLIGHTS — (continued)

	Mid Cap Strategic Growth Fund							Money Market I Fund
	Six Months Ended November 30, 2008(f)		Year Ended May 31,			December 20, 2004* to May 31, 2005		Six Months Ended November 30, 2008(f)		Year Ended May 31,
			2008	2007	2006					2008	2007	2006	2005	2004

PER SHARE DATA
Net asset value at beginning of period	$15.03		$14.14	$11.76	$9.97	$10.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income (loss) from investment operations:
Net investment income (loss)(d)	0.01		0.01	0.00	0.02	(0.02)		0.01		0.04	0.05	0.04	0.01	0.01
Net realized and unrealized gain (loss) on investments and foreign currencies	(7.07)		1.23	2.39	1.77	(0.01)		–		–	–	–	–	–

Total income (loss) from investment operations	(7.06)		1.24	2.39	1.79	(0.03)		0.01		0.04	0.05	0.04	0.01	0.01

Distributions from:
Net investment income	–		–	(0.01)	–	0.00		(0.01)		(0.04)	(0.05)	(0.04)	(0.01)	(0.01)
Net realized gain on securities	–		(0.35)	–	–	–		–		–	–	–	–	–

Total distributions	–		(0.35)	(0.01)	–	0.00		(0.01)		(0.04)	(0.05)	(0.04)	(0.01)	(0.01)

Net asset value at end of period	$7.97		$15.03	$14.14	$11.76	$9.97		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN(a)	(46.97)%		8.71%	20.30%	17.95%	(0.28)%		0.93%		3.82%	4.90%	3.61%	1.46%	0.51%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.83	%(e)	0.84%	0.83%	0.84%	0.85	%(e)	0.53	%(e)	0.51%	0.52%	0.53%	0.57%	0.60%
Ratio of expenses to average net assets(c)	0.83	%(e)	0.84%	0.83%	1.39%	2.68	%(e)	0.53	%(e)	0.51%	0.52%	0.56%	0.61%	0.64%
Ratio of expense reductions to average net assets	0.02	%(e)	0.01%	0.00%	–	–		–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	0.07	%(e)	0.03%	0.00%	0.60%	(0.37	)%(e)	1.85	%(e)	3.72%	4.80%	3.56%	1.43%	0.51%
Ratio of net investment income (loss) to average net assets(c)	0.07	%(e)	0.03%	0.00%	0.05%	(2.20	)%(e)	1.85	%(e)	3.72%	4.80%	3.54%	1.40%	0.47%
Portfolio turnover rate	153%		151%	242%	486%	72%		N/A		N/A	N/A	N/A	N/A	N/A
Number of shares outstanding at end of period (000’s)	22,679		24,438	23,317	30,660	1,000		606,657		572,369	516,352	442,628	407,934	453,707
Net assets at end of period (000’s)	$180,691		$367,295	$329,635	$360,613	$9,976		$604,835		$572,434	$516,352	$442,628	$407,933	$453,707

*	Date Fund commenced operations
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Annualized.
(f)	Unaudited.

AIG Retirement Company I

FINANCIAL HIGHLIGHTS — (continued)

	Nasdaq-100® Index Fund
	Six Months Ended November 30, 2008(f)		Year Ended May 31,
			2008	2007	2006	2005	2004

PER SHARE DATA
Net asset value at beginning of period	$5.62		$5.34	$4.38	$4.28	$4.11	$3.36

Income (loss) from investment operations:
Net investment income (loss)(d)	0.00		0.01	0.00	0.00	0.03	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currencies	(2.37)		0.27	0.96	0.10	0.17	0.76

Total income (loss) from investment operations	(2.37)		0.28	0.96	0.10	0.20	0.75

Distributions from:
Net investment income	–		–	(0.00)	(0.00)	(0.03)	–
Net realized gain on securities	–		–	–	–	–	–

Total distributions	–		–	(0.00)	–	(0.03)	–

Net asset value at end of period	$3.25		$5.62	$5.34	$4.38	$4.28	$4.11

TOTAL RETURN(a)	(42.17)%		5.32%	22.01%	2.36%	4.81%	22.32%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.55	%(e)	0.56%	0.63%	0.61%	0.65%	0.63%
Ratio of expenses to average net assets(c)	0.63	%(e)	0.60%	0.63%	0.61%	0.65%	0.63%
Ratio of expense reductions to average net assets	–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	0.20	%(e)	0.27%	0.08%	0.07%	0.73%	(0.32)%
Ratio of net investment income (loss) to average net assets(c)	0.13	%(e)	0.23%	0.08%	0.07%	0.73%	(0.32)%
Portfolio turnover rate	3%		8%	5%	14%	8%	14%
Number of shares outstanding at end of period (000’s)	17,061		17,471	15,678	18,856	21,147	22,672
Net assets at end of period (000’s)	$55,494		$98,269	$83,647	$82,519	$90,520	$93,089

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Annualized.
(f)	Unaudited.

AIG Retirement Company I

FINANCIAL HIGHLIGHTS — (continued)

	Science & Technology Fund
	Six Months Ended November 30, 2008(f)		Year Ended May 31,
			2008	2007	2006	2005	2004

PER SHARE DATA
Net asset value at beginning of period	$14.41		$13.67	$11.50	$11.27	$11.08	$9.14

Income (loss) from investment operations:
Net investment income (loss)(d)	–		(0.01)	(0.05)	(0.05)	(0.00)	(0.07)
Net realized and unrealized gain (loss) on investments and foreign currencies	(6.72)		0.75	2.22	0.28	0.19	2.01

Total income (loss) from investment operations	(6.72)		0.74	2.17	0.23	0.19	1.94

Distributions from:
Net investment income	–		–	–	–	–	–
Net realized gain on securities	–		–	–	–	–	–

Total distributions	–		–	–	–	–	–

Net asset value at end of period	$7.69		$14.41	$13.67	$11.50	$11.27	$11.08

TOTAL RETURN(a)	(46.63)%		5.41%	18.87%	2.04%	1.71%	21.23%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	1.02	%(e)	1.00%	1.03%	1.01%	1.03%	1.01%
Ratio of expenses to average net assets(c)	1.02	%(e)	1.00%	1.03%	1.01%	1.03%	1.02%
Ratio of expense reductions to average net assets	0.01	%(e)	0.01%	0.02%	0.02%	0.01%	0.01%
Ratio of net investment income (loss) to average net assets(b)	(0.01	)%(e)	(0.11)%	(0.39)%	(0.42)%	(0.02)%	(0.68)%
Ratio of net investment income (loss) to average net assets(c)	(0.01	)%(e)	(0.11)%	(0.39)%	(0.42)%	(0.02)%	(0.69)%
Portfolio turnover rate	63%		145%	163%	117%	56%	56%
Number of shares outstanding at end of period (000’s)	58,959		63,061	70,630	89,433	107,429	126,963
Net assets at end of period (000’s)	$453,197		$908,590	$965,650	$1,028,643	$1,210,236	$1,406,766

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Annualized.
(f)	Unaudited.

AIG Retirement Company I

FINANCIAL HIGHLIGHTS — (continued)

	Small Cap Aggressive Growth Fund						Small Cap Fund
	Six Months Ended November 30, 2008(g)		Year Ended May 31,		December 5, 2005* to May 31, 2006		Six Months Ended November 30, 2008(g)		Year Ended May 31,
			2008	2007					2008	2007	2006	2005		2004

PER SHARE DATA
Net asset value at beginning of period	$11.17		$11.71	$10.22	$10.00		$9.82		$13.22	$12.64	$11.01	$9.75		$7.67

Income (loss) from investment operations:
Net investment income (loss)(e)	(0.02)		(0.05)	(0.08)	(0.01)		0.01		0.04	0.01	0.00	(0.02)		(0.04)
Net realized and unrealized gain (loss) on investments and foreign currencies	(4.65)		(0.49)	1.58	0.23		(3.49)		(2.04)	1.58	1.63	1.28		2.12

Total income (loss) from investment operations	(4.67)		(0.54)	1.50	0.22		(3.48)		(2.00)	1.59	1.63	1.26		2.08

Distributions from:
Net investment income	–		–	–	–		–		–	–	–	–		–
Net realized gain on securities	–		–	(0.01)	–		–		(1.40)	(1.01)	–	–		–

Total distributions	–		–	(0.01)	–		–		(1.40)	(1.01)	–	–		–

Net asset value at end of period	$6.50		$11.17	$11.71	$10.22		$6.34		$9.82	$13.22	$12.64	$11.01		$9.75

TOTAL RETURN(a)	(41.81)%		(4.59)%	14.70%	2.20%		(35.44)%		(15.29)%	13.29%	14.80%	12.92	%(f)	27.12%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(c)	1.00	%(b)	1.00%	1.00%	1.00	%(b)	0.95	%(b)	0.95%	0.95%	0.95%	0.95%		0.95%
Ratio of expenses to average net assets(d)	1.10	%(b)	1.14%	1.15%	3.18	%(b)	1.05	%(b)	1.05%	1.02%	1.02%	1.05%		1.04%
Ratio of expense reductions to average net assets	0.01	%(b)	0.03%	0.02%	–		0.00	%(b)	0.00%	0.00%	–	–		–
Ratio of net investment income (loss) to average net assets(c)	(0.39	)%(b)	(0.52)%	(0.83)%	(0.80	)%(b)	0.29	%(b)	0.31%	0.04%	(0.02)%	(0.17)%		(0.39)%
Ratio of net investment income (loss) to average net assets(d)	(0.49	)%(b)	(0.66)%	(0.98)%	(2.98	)%(b)	0.19	%(b)	0.21%	(0.03)%	(0.09)%	(0.27)%		(0.48)%
Portfolio turnover rate	38%		98%	192%	28%		19%		119%	87%	83%	119%		66%
Number of shares outstanding at end of period (000’s)	5,418		5,823	4,434	6,032		36,933		39,852	41,863	48,356	55,101		62,391
Net assets at end of period (000’s)	$35,206		$65,033	$51,911	$61,659		$234,148		$391,306	$553,319	$611,356	$606,923		$608,133

*	Date Fund commenced operations.
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Annualized
(c)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(d)	Excludes, if any, expense reimbursements and expense reductions.
(e)	The per share amounts are calculated using the average share method.
(f)	The Fund’s performance figure was decreased by less than 0.01% from losses on the disposal of investments in violation of investment restrictions.
(g)	Unaudited.

AIG Retirement Company I

FINANCIAL HIGHLIGHTS — (continued)

	Small Cap Index Fund							Small Cap Special Values Fund
	Six Months Ended November 30, 2008(g)		Year Ended May 31,					Six Months Ended November 30, 2008(g)		Year Ended May 31,		December 5, 2005* to May 31, 2006
			2008	2007	2006	2005	2004			2008	2007

PER SHARE DATA
Net asset value at beginning of period	$15.80		$19.41	$17.24	$15.16	$13.97	$10.86	$9.73		$12.62	$10.59	$10.00

Income (loss) from investment operations:
Net investment income (loss)(d)	0.12		0.23	0.21	0.15	0.11	0.08	0.07		0.12	0.13	0.02
Net realized and unrealized gain (loss) on investments and foreign currencies	(5.95)		(2.27)	2.93	2.51	1.21	3.13	(3.82)		(2.31)	2.01	0.58

Total income (loss) from investment operations	(5.83)		(2.04)	3.14	2.66	1.32	3.21	(3.75)		(2.19)	2.14	0.60

Distributions from:
Net investment income	–		(0.20)	(0.07)	(0.07)	(0.13)	(0.10)	–		(0.09)	(0.06)	(0.01)
Net realized gain on securities	–		(1.37)	(0.90)	(0.51)	–	–	–		(0.61)	(0.05)	–

Total distributions	–		(1.57)	(0.97)	(0.58)	(0.13)	(0.10)	–		(0.70)	(0.11)	(0.01)

Net asset value at end of period	$9.97		$15.80	$19.41	$17.24	$15.16	$13.97	$5.98		$9.73	$12.62	$10.59

TOTAL RETURN(a)	(36.90)%		(10.71)%	18.66%	17.84%	9.46%	29.62%	(38.54)%		(17.39)%	20.30%	6.02	%(e)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.44	%(f)	0.42%	0.43%	0.45%	0.46%	0.48%	0.90	%(f)	0.90%	0.90%	0.90	%(f)
Ratio of expenses to average net assets(c)	0.44	%(f)	0.42%	0.43%	0.45%	0.46%	0.48%	0.92	%(f)	0.92%	0.90%	2.30	%(f)
Ratio of expense reductions to average net assets	–		–	–	–	–	–	0.03	%(f)	0.03%	0.02%	–
Ratio of net investment income (loss) to average net assets(b)	1.72	%(f)	1.34%	1.20%	0.90%	0.78%	0.65%	1.64	%(f)	1.09%	1.10%	2.91	%(f)
Ratio of net investment income (loss) to average net assets(c)	1.72	%(f)	1.34%	1.20%	0.90%	0.78%	0.65%	1.63	%(f)	1.07%	1.10%	1.51	%(f)
Portfolio turnover rate	18%		20%	18%	22%	18%	15%	29%		51%	64%	132%
Number of shares outstanding at end of period (000’s)	61,436		62,690	62,786	57,051	45,300	34,417	24,287		26,379	30,647	35,239
Net assets at end of period (000’s)	$612,249		$990,398	$1,218,827	$983,742	$686,567	$480,867	$145,236		$256,767	$386,817	$373,291

*	Date Fund commenced operations.
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursements, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.
(f)	Annualized.
(g)	Unaudited.

AIG Retirement Company I

FINANCIAL HIGHLIGHTS — (continued)

	Small-Mid Growth Fund						Stock Index Fund
	Six Months Ended November 30, 2008(f)		Year Ended May 31,		December 5, 2005* to May 31, 2006		Six Months Ended November 30, 2008(f)		Year Ended May 31,
			2008	2007					2008	2007	2006	2005	2004

PER SHARE DATA
Net asset value at beginning of period	$10.05		$11.65	$10.33	$10.00		$34.60		$39.80	$33.87	$32.17	$30.74	$26.51

Income (loss) from investment operations:
Net investment income (loss)(d)	0.01		(0.03)	(0.02)	0.00		0.31		0.60	0.58	0.53	0.54	0.39
Net realized and unrealized gain (loss) on investments and foreign currencies	(4.04)		(1.57)	1.34	0.33		(12.60)		(3.30)	6.86	2.11	1.88	4.33

Total income (loss) from investment operations	(4.03)		(1.60)	1.32	0.33		(12.29)		(2.70)	7.44	2.64	2.42	4.72

Distributions from:
Net investment income	–		–	–	–		–		(0.61)	(0.31)	(0.25)	(0.54)	(0.39)
Net realized gain on securities	–		–	–	–		–		(1.89)	(1.20)	(0.69)	(0.45)	(0.10)

Total distributions	–		–	–	–		–		(2.50)	(1.51)	(0.94)	(0.99)	(0.49)

Net asset value at end of period	$6.02		$10.05	$11.65	$10.33		$22.31		$34.60	$39.80	$33.87	$32.17	$30.74

TOTAL RETURN(a)	(40.10)%		(13.73)%	12.78%	3.30%		(35.52)%		(6.98)%	22.37%	8.27%	7.89%	17.90%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	1.00	%(e)	1.00%	1.00%	1.00	%(e)	0.37	%(e)	0.35%	0.35%	0.36%	0.38%	0.38%
Ratio of expenses to average net assets(c)	1.14	%(e)	1.03%	1.01%	2.49	%(e)	0.37	%(e)	0.35%	0.35%	0.36%	0.38%	0.38%
Ratio of expense reductions to average net assets	0.06	%(e)	0.01%	0.01%	–		–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	0.07	%(e)	(0.33)%	(0.20)%	(0.49	)%(e)	2.12	%(e)	1.64%	1.58%	1.57%	1.72%	1.33%
Ratio of net investment income (loss) to average net assets(c)	(0.08	)%(e)	(0.36)%	(0.21)%	(1.98	)%(e)	2.12	%(e)	1.64%	1.58%	1.57%	1.72%	1.33%
Portfolio turnover rate	43%		196%	83%	277%		4%		5%	4%	7%	5%	3%
Number of shares outstanding at end of period (000’s)	11,190		11,803	13,987	18,720		113,649		124,600	133,576	140,078	138,996	137,616
Net assets at end of period (000’s)	$67,370		$118,628	$162,946	$193,337		$2,535,226		$4,311,083	$5,316,922	$4,744,289	$4,471,146	$4,230,395

*	Date Fund commenced operations.
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Annualized.
(f)	Unaudited.

AIG Retirement Company I

FINANCIAL HIGHLIGHTS — (continued)

	Value Fund
	Six Months Ended November 30, 2008(g)		Year Ended May 31,
			2008	2007	2006		2005		2004

PER SHARE DATA
Net asset value at beginning of period	$11.01		$13.41	$12.19	$11.15		$9.99		$8.62

Income (loss) from investment operations:
Net investment income (loss)(d)	0.04		0.15	0.08	0.14		0.06		0.08
Net realized and unrealized gain (loss) on investments and foreign currencies	(4.47)		(1.65)	3.10	1.07		1.42		1.38

Total income (loss) from investment operations	(4.43)		(1.50)	3.18	1.21		1.48		1.46

Distributions from:
Net investment income	–		(0.04)	(0.24)	(0.05)		(0.01)		(0.09)
Net realized gain on securities	–		(0.86)	(1.72)	(0.12)		(0.31)		–

Total distributions	–		(0.90)	(1.96)	(0.17)		(0.32)		(0.09)

Net asset value at end of period	$6.58		$11.01	$13.41	$12.19		$11.15		$9.99

TOTAL RETURN(a)	(40.24)%		(11.44)%	28.42%	10.92	%(e)	14.83	%(e)	17.01%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.85	%(f)	0.88%	1.03%	0.92%		1.28%		1.32%
Ratio of expenses to average net assets(c)	0.91	%(f)	0.93%	1.03%	0.92%		1.39%		1.32%
Ratio of expense reductions to average net assets	–		–	–	–		–		–
Ratio of net investment income (loss) to average net assets(b)	0.93	%(f)	1.39%	0.65%	1.29%		0.60%		0.89%
Ratio of net investment income (loss) to average net assets(c)	0.87	%(f)	1.34%	0.64%	1.29%		0.49%		0.89%
Portfolio turnover rate	80%		142%	116%	76%		144%		36%
Number of shares outstanding at end of period (000’s)	24,245		25,199	6,691	16,214		2,053		1,448
Net assets at end of period (000’s)	$159,415		$277,346	$89,740	$197,648		$22,890		$14,472

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.
(f)	Annualized.
(g)	Unaudited.

AIG Retirement Company I

APPROVAL OF ADVISORY AGREEMENTS (Unaudited)

At a meeting held on July 14-15, 2008, the Board of Directors (the “Board”), including the Directors that are not interested persons of ARC I, as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”), approved with respect to each Fund the Investment Advisory Agreement between The Variable Annuity Life Insurance Company (“VALIC”) and ARC I (the “Advisory Agreement”) and the investment sub-advisory agreements between VALIC and each of the following sub-advisers (collectively, the “Sub-advisory Agreements”): AIG Global Investment Corp. (“AIGGIC”); AIG SunAmerica Asset Management Corp. (“SunAmerica”); American Century Global Investment Management, Inc. (“American Century Global”); American Century Investment Management, Inc. (“American Century”); Barrow, Hanley, Mewhinney & Strauss, Inc. (“Barrow Hanley”); BlackRock Investment Management, LLC (“BlackRock”); Brazos Capital Management, L.P. (“Brazos Capital”); Bridgeway Capital Management, Inc. (“Bridgeway Capital”); Evergreen Investment Management Company, LLC (“Evergreen”); Franklin Advisers, Inc. (“Franklin”); Invesco Aim Capital Management, Inc. (“Invesco Aim”); Massachusetts Financial Services Company (“MFS”); Morgan Stanley Investment Management, Inc. d/b/a Van Kampen (“Van Kampen”); OppenheimerFunds, Inc. (“Oppenheimer”); Putnam Investment Management, LLC (“Putnam”); RCM Capital Management, LLC (“RCM”); T. Rowe Price Associates, Inc. (“T. Rowe Price”); Templeton Global Advisors, Limited (“Templeton Global”) Templeton Investment Counsel, LLC (“Templeton Investment”); Wellington Management Company, LLP (“Wellington Management”); and Wells Capital Management Incorporated (“Wells Capital”) (collectively referred to as the “Sub-advisers”). The Advisory Agreement and Sub-advisory Agreements are collectively referred to as the “Advisory Contracts.”

In addition, at a meeting held on October 20-21, 2008, the Board, including a majority of the Independent Directors, approved new investments sub-advisory agreements between VALIC and Evergreen (the “New Sub-advisory Agreements”). The New Sub-advisory Agreements were required as a result of the acquisition of Wachovia Corp. (“Wachovia”), Evergreen’s parent company, by Wells Fargo & Company, Inc. (“Wells Fargo”) (the “Transaction”). The Board considered that the investment sub-advisory agreement in effect between VALIC and Evergreen (the “Prior Sub-advisory Agreement”) would terminate upon the effective date of a change in control relating to the Transaction. The Board was apprised of the details and timeline of the Transaction. The first part of the Transaction was the issuance of Wachovia preferred stock to Wells Fargo, representing 39.9% of the voting interest in Wachovia, which was scheduled to occur on October 20, 2008. Pending receipt of regulatory and shareholder approval and satisfaction of other closing duties, Wells Fargo would then purchase 100% of the stock of Wachovia in the second part of the Transaction, which was scheduled to close on December 31, 2008. Because the issuance of preferred stock would likely constitute a change of control of Evergreen and the subsequent merger of Wachovia into Wells Fargo might also be deemed a change in control, it was determined to treat each step in the Transaction as a separate change in control. As a result, the Board approved two New Sub-advisory Agreements between VALIC and Evergreen. The initial New Sub-advisory Agreement was effective as of the date of the preferred share issuance to Wells Fargo and would be considered to terminate automatically upon the closing of the Transaction, at which time the second New Sub-advisory Agreement would go into effect.

In connection with the approval of the Advisory Contracts, the Board received materials related to certain factors the Board considered in determining to renew such Advisory Contracts. Those factors included: (1) the nature, extent and quality of services provided by VALIC and the Sub-advisers; (2) the investment performance of the Funds compared to performance of comparable funds as selected by an independent third-party provider of investment company data (“Performance Group/Universe”) and against each Fund’s benchmarks; (3) the costs of services and the benefits potentially derived by VALIC and the Sub-advisers; (4) whether the Funds will benefit from possible economies of scale from engaging the sub-advisers; (5) the profitability of VALIC and the Sub-advisers; (6) the advisory fee and sub-advisory fees charged in connection with VALIC’s and the Sub-advisers’ management of the Funds, compared to advisory fee rates and sub-advisory fee rates of a group of funds with similar investment objectives (respectively, the “Expense Group/Universe” and the “Sub-Advisor Expense Group/Universe”), as selected an independent third-party provider of investment company data; and (7) the terms of the Advisory Contracts.

The Independent Directors were separately represented by counsel that is independent of VALIC in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Directors in executive sessions held at a special meeting held in June 2008 and the regular meeting held in July 2008, during which such independent counsel provided guidance to the Independent Directors.

Nature, Extent and Quality of Services. The Board considered the nature, quality and extent of services to be provided to the Funds by VALIC and the Sub-advisers. The Board reviewed information provided by VALIC relating to its operations and personnel. The Board also took into account their familiarity with VALIC’s management through Board meetings, discussions and reports during the preceding year and through their long history of service to the Funds. The Board considered that VALIC is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Sub-advisers, and is also responsible for monitoring and reviewing the activities of the Sub-advisers and other third-party service providers. The Board also noted that VALIC’s and the Sub-advisers’ management of the Funds is subject to the oversight of the Board, and must be made in accordance with the investment objectives, policies and restrictions set forth in the Funds’ prospectus and statement of additional information.

The Board noted that VALIC personnel meet on a periodic basis to discuss the performance of the Funds, as well as the positioning of the insurance products, employer-sponsored retirement plans and the Funds generally vis-à-vis competitors. In addition, it was considered that VALIC works to develop marketing strategies to promote an identity for the Funds separate and apart from the insurance products and the employer-sponsored retirement plans. The Board also considered VALIC’s financial condition and whether it had the financial wherewithal to provide the services under the Investment Advisory Agreement with respect to each Fund.

With respect to the services provided by the Sub-advisers, the Board considered information provided to them regarding the services provided by each Sub-adviser, including information presented throughout the previous year. The Board noted that each Sub-adviser (i) determines the securities to be purchased or sold on behalf of the Funds it manages as may be necessary in connection therewith; (ii) provides VALIC with records concerning its activities, which VALIC or the Funds are required to maintain; and (iii) renders regular reports to VALIC and to officers and Directors of the Funds concerning its discharge of the foregoing responsibilities. The Board reviewed each Sub-adviser’s history and investment experience as well as information regarding the qualifications, background and responsibilities of the Sub-advisers investment and compliance personnel who provide services to the Funds. The Board also took into account the financial condition of each Sub-adviser (or each Sub-adviser’s parent company). The Board also reviewed each Sub-adviser’s brokerage practices.

With respect to the new Sub-advisory Agreement between VALIC and Evergreen, the Board considered information provided by management and presentations made by Evergreen representatives at the October meeting. It was noted that the personnel responsible for managing the day-to-day investments of the Funds were not expected to change

AIG Retirement Company I

APPROVAL OF ADVISORY AGREEMENTS (Unaudited) — (continued)

as a result of the transaction and that the Transaction would not have a material effect on Evergreen’s ability to continue to manage the Funds. In considering approval of the New Sub-advisory Agreements, the Board took into account information and materials that the Board had received and considered in connection with its recent approval of the renewal of the Prior Sub-advisory Agreement in July, 2008. That approval followed a lengthy process during which the Board considered a variety of factors, including, for example, the experience and qualification of Evergreen’s personnel, the Funds’ performance and expenses, and Evergreen’s compliance program. In addition to these considerations, at the October 2008 meeting the Board took into account the financial condition of Evergreen, its current parent company, Wachovia, and its future parent company, Wells Fargo. It was specifically noted that Evergreen did not anticipate any personnel changes and expected very little impact to its advisory clients as a result of the change of ownership. The Directors also considered representations from Evergreen representatives that the proposed merger of Wachovia with Wells Fargo would likely substantially improve the financial condition of Evergreen’s parent company, increase the capital available to support its operations, and ensure that Evergreen and its affiliates would have the resources to continue to provide the same level and quality of services to the Funds as under the Prior Sub-advisory Agreement.

The Board reviewed VALIC’s and the administrator’s, SunAmerica, an affiliate, compliance program and personnel. It also considered VALIC’s and each Sub-adviser’s regulatory history, including information whether it was currently involved in any regulatory actions or investigations as well as material litigation. The Board concluded that there was no information provided to the Board that would have a material adverse effect on VALIC’s or the Sub-advisers’ ability to provide services to the Funds.

The Board concluded that the scope and quality of the advisory services provided by VALIC and Sub-advisers were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Funds.

Fees and Expenses; Investment Performance. The Board received and reviewed information regarding each Fund’s total expenses, advisory and sub-advisory fees, and other expenses compared against the expenses and fees of the funds in its Expense Group, Expense Universe and Subadvisor Expense Group and, in some cases as noted below, the Subadvisor Expense Universe. It was noted that VALIC negotiates the sub-advisory fees with each of the unaffiliated Sub-advisers at arms-length. The Board also considered that the sub-advisory fees are paid by VALIC out of its advisory fees it receives from the Funds and is not paid by the Funds, and that sub-advisory fees may vary widely within the Subadvisor Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board noted the affiliation of the certain Sub-advisers to certain of the Funds with VALIC, noting any potential conflicts of interest. The Board also noted that VALIC annually waives a portion of its advisory fee and/or reimburses the expenses of several Funds as noted below.

The total expense information, advisory fee information, and sub-advisory fee information considered by the Board at the July 2008 meeting, among other fee and expense data, is summarized below. It was noted that expense ratio data included in the independent third-party reports was based on the semi-annual report for the period ended November 30, 2007. With respect to the new Sub-advisory Agreement between VALIC and Evergreen, the Board noted that the sub-advisory fees payable to Evergreen by VALIC under the New Sub-advisory Agreement would remain the same as the sub-advisory fees payable under the prior Sub-advisory Agreement.

The Board received and reviewed information prepared by management and by an independent third-party regarding the Funds’ investment performance compared against their benchmarks and their respective Performance Groups/Universes. It was noted that performance information provided by the independent third party at the June/July 2008 meetings was for the period ended April 30, 2008 and that benchmark information presented by management was through the period May 31, 2008.

•

Asset Allocation Fund (sub-advised by AIGGIC). The Board considered that the Fund’s actual advisory fees and total expenses were below the medians of its Expense Group/Universe. In addition, the Board noted that the Fund’s actual sub-advisory fee was below the median of its Subadvisor Expense Universe.

The Board considered that the Fund’s performance was below the median of its Performance Group/Universe for the one-, three- and five-year periods, and was below the Lipper VUF Mixed-Asset Target Allocation Moderate Index for such periods. The Board also noted that the Fund equaled or slightly outperformed its custom blended benchmark for the three- and five-year periods but trailed the benchmark for the one-year period (S&P 500® Index: 55%; Lehman Brothers Aggregate Bond Index: 35%; and T-Bill 3-Month Index: 10%). The Board took into account management’s discussion of the Fund’s performance. The Board concluded that the Fund’s performance has been satisfactory.

•

Blue Chip Growth Fund (sub-advised by T. Rowe Price). The Board considered that management proposed the addition of breakpoints to its management fee and that the Fund’s contractual advisory fees and total expenses, on a post-reduction basis, would be in line with the medians of its Expense Group and Expense Universe. The Board considered that the advisory fee reduction would become effective October 1, 2008. It was additionally noted that the Fund’s expense limitation was reduced to 0.85% effective October 1, 2007 and was not fully reflected in Lipper’s figures. In addition, the Board noted that the Fund’s actual sub-advisory fees were in line with the medians of its Subadvisor Expense Group/Universe.

The Board considered that the Fund’s performance was above the medians of its Performance Group for the one-, three- and five-year periods and that the Fund slightly outperformed its Performance Universe for the three-year period but underperformed such median for the three- and five-year periods. In addition, the Board noted that the Fund underperformed the Lipper Index for the one-, three- and five-year period. The Board considered that the Fund outperformed its benchmark, the S&P 500® Index, for the one- and three-year periods but slightly trailed the index for the five-year period. The Board concluded that the Fund’s performance has been satisfactory.

•

Broad Cap Value Income Fund (sub-advised by Barrow Hanley). The Board considered that the Fund’s actual advisory fees were at or slightly above the medians of its Expense Group/Universe and that the Fund’s total expenses were slightly below the median of its Expense Group/Universe. The Board noted that management would continue to limit the Fund’s total expenses to 0.85%. Furthermore, the Board considered that the Fund’s sub-advisory fee was above the median of its Subadvisor Expense Group/Universe.

The Board considered that the Fund underperformed the median of its Performance Universe and the Lipper VUF Multi-Cap Value Index for the one-year period but outperformed the median of its Performance Group for the one-year period. The Board noted that the Fund slightly outperformed its benchmark, the Russell 1000® Value

AIG Retirement Company I

APPROVAL OF ADVISORY AGREEMENTS (Unaudited) — (continued)

Index, for the one-year period. The Board took into account management’s discussion of Fund performance and its continued close monitoring of the Fund. The Board concluded that the Fund’s performance has been satisfactory.

•

Capital Conservation Fund (sub-advised by AIGGIC). The Board considered that the Fund’s actual advisory fees were in line with the medians of its Expense Group/Universe and that its total expenses were slightly above the medians of its Expense Group/Universe. The Board noted that the Fund’s sub-advisory fees were above the median of the Subadvisor Expense Universe. The Board also took into account management’s discussion of the Fund’s expenses.

The Board considered that the Fund’s performance was slightly below the medians of its Performance Group/Universe and the Lipper VUF A-Rated Corporate Index for the one-, three- and five-year periods. The Board also considered that the Fund underperformed its benchmark, the Lehman Brothers Aggregate Bond Index for the one-, three- and five-year periods. The Board noted management’s discussion of the Fund’s performance, including proposed changes to its investment strategy, and concluded that performance is being addressed.

•

Core Equity Fund (sub-advised by BlackRock). The Board considered that management lowered the expense limitation on the Fund’s total expenses from 0.85% to 0.80% of average annual net assets effective October 1, 2008. The Board noted that the Fund’s actual advisory fees were above the medians of its Expense Group/Universe and that the Fund’s total expenses were slightly above the median of its Expense Group and below the median of its Expense Universe. The Board noted that the Fund’s sub-advisory fees were in line with the median of its Subadvisor Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board also noted VALIC’s current undertakings to maintain expense limitations for the Fund.

The Board considered that the Fund underperformed the medians of its Performance Group/Universe and the Lipper VUF Large Cap Core Index for the one-, three- and five-year periods. It was noted that BlackRock began managing the Fund in March 2007 and that Fund performance for the three- and five-year periods represented the management of the Fund’s previous sub-advisers. The Board considered that the Fund underperformed the Russell 1000® Index for the one-, three- and five-year periods. The Board noted management’s discussion of the Fund’s performance and its plan to address such underperformance and concluded that the underperformance was being addressed.

•

Core Value Fund (sub-advised by American Century). The Board considered that the Fund’s actual advisory fees were slightly above the medians of its Expense Group/Universe and that the Fund’s total expenses were slightly above the median of its Expense Group and below the median of its Expense Universe. The Board noted that the Fund’s sub-advisory fees were above the medians of its Subadvisor Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board also noted VALIC’s current undertakings to maintain expense limitations for the Fund.

The Board considered that the Fund’s performance trailed the medians of its Performance Group/Universe for the three- and five-year periods and that during the one-year period it trailed the median of its Performance Group but exceeded the median of its Performance Universe. In addition, the Board also considered that the Fund outperformed the Lipper VUF Multi-Cap Value Index for the one-year period and trailed the Index for the three- and five-year periods. Finally, the Board considered that the Fund underperformed its blended benchmark, the S&P 500® Index (50%) and the Russell 1000® Value Index (50%), for the one-, three- and five-year periods. The Directors noted the changes made to the Fund’s investment strategy within the past three years and concluded that the Fund’s performance has been satisfactory in light of all factors considered.

•

Foreign Value Fund (sub-advised by Templeton Global). The Board considered that the Fund’s actual advisory fees and total expenses were below the medians of its Expense Group/Universe. Furthermore, the Board considered that the Fund’s sub-advisory fee was at the median of its Subadvisor Expense Universe.

The Board considered that the Fund outperformed its Expense Universe and the Lipper VUF International Value Index and slightly outperformed its benchmark, the MSCI Europe, Australasia, Far East (EAFE) Index, for the one-year period. The Board noted management’s discussion of the Fund’s performance and concluded that the Fund’s performance is satisfactory.

•

Global Equity Fund (sub-advised by Putnam). The Board considered that the Fund’s actual advisory fees were in line with the median of its Expense Group and above the median of its Expense Universe. In addition, it noted that the Fund’s total expenses were in line with the medians of its Expense Group/Universe and that its sub-advisory fees were in line with the median of its Subadvisor Expense Universe.

The Board considered that the Fund trailed the median of its Performance Group/Universe and the Lipper VUF Global Growth Index for the one-year period. The Board also noted that the Fund had trailed its benchmark, the MSCI World Index, for the one-year period but that the Fund’s more recent performance has improved versus the benchmark. The Board noted management’s discussion of the Fund’s performance and concluded that the Fund’s performance is being addressed.

•

Global Social Awareness Fund (sub-advised by AIGGIC). The Board considered that the Fund’s actual advisory fees and total expenses were below the medians of its Expense Group/Universe. The Board also noted that the Fund’s sub-advisory fees were below the medians of its Subadvisor Expense Group/Universe.

The Board considered that the Fund’s performance trailed the median of its Performance Universe and the Lipper VUF Global Core Index for the one-, three- and five-year periods. In addition, it was noted that the Fund’s performance was at the median of its Performance Group for the one-year period and trailed the median for the three- and five-year periods. It was noted that the Fund’s investment strategy changed effective October 1, 2007 and the new Performance Universe and Lipper Index in which the Fund was placed are not representative of how the Fund was managed prior to this change. The Board also noted management’s discussion of the Fund’s performance since the investment strategy change. The Board concluded that the Fund’s performance has been satisfactory in light of all factors considered.

•

Global Strategy Fund (sub-advised by Franklin and Templeton Investment). The Board considered that the Fund’s actual advisory fees and total expenses were below the medians of its Expense Group/Universe. The Board also noted that the Fund’s subadvisory fees were at the median of the Fund’s Expense Group. The Board also noted that there were an insufficient number of other portfolios in the Fund’s Subadvisor Expense Group Universe to create a meaningful comparison of the Fund’s sub-advisory fees.

AIG Retirement Company I

APPROVAL OF ADVISORY AGREEMENTS (Unaudited) — (continued)

The Board considered that the Fund’s performance was in line with the median of its Performance Universe for the one-year period and that there was no appropriate Lipper Index to compare the Fund. In addition, it was noted that the Fund outperformed its benchmark, the MSCI All-Country World Index, for the one-year period. The Board concluded that the Fund’s performance has been satisfactory in light of all factors considered.

•

Government Securities Fund (sub-advised by AIGGIC). The Board considered that the Fund’s actual advisory fees were in line with the medians of its Expense Group/Universe and that the Fund’s total expenses were above the median of its Expense Group and below the median of its Expense Universe. The Board considered that the Fund’s sub-advisory fee was above the median of its Subadvisor Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board also noted VALIC’s current undertakings to maintain expense limitations for the Fund.

The Board considered that the Fund outperformed the medians of its Performance Group/Universe for the one-, three- and five-year periods and that it was in line with the medians for the five-year period. In addition, it noted that the Fund outperformed the Lipper VUF General U.S. Government Index for the one- and three-year periods and was in line with the Index for the five-year period. It was additionally noted that a new portfolio manager assumed responsibility for managing the Fund effective March 1, 2007. The Board also considered that the Fund slightly trailed its benchmark, the Lehman Brothers U.S. Government Bond Index, for the one- three- and five-year periods. The Board noted management’s discussion of the Fund’s performance and concluded that the Fund’s performance has been satisfactory in light of all factors considered.

•

Growth & Income Fund (sub-advised by SunAmerica). The Board considered that the Fund’s actual advisory fees were above the medians of its Expense Group/Universe and that the Fund’s total expenses were above the median of its Expense Group and below the median of its Expense Universe. The Board noted that the Fund’s sub-advisory fees were below the medians of its Subadvisor Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board also noted VALIC’s current undertakings to maintain expense limitations for the Fund.

The Board considered that the Fund exceeded the medians of its Performance Group/Universe and outperformed the Lipper VUF Large Cap Core Index for the one-year period and trailed the medians and Index for the three- and five-year periods. The Board also considered that the Fund outperformed its benchmark, the S&P 500® Index for the one-year period and trailed the index for the three- and five-year periods. The Board noted management’s discussion of the Fund’s performance, including the steps taken to address such performance and its recent improvement over the past two years, as well as management’s continued monitoring of the Fund. The Board concluded that the Fund’s longer-term performance is being addressed.

•

Growth Fund (formerly, VALIC Ultra Fund; sub-advised by American Century and American Century Global). The Board considered that the Fund’s current advisory fees were above the median of its Expense Group/Universe and that the Fund’s total expenses were above the median of its Expense Group. The Board noted that the Fund’s management fee reductions effective on December 10, 2007 would lower total expenses below the median of its Expense Universe. The Board also noted that the Fund’s sub-advisory fees were above the medians of its Subadvisor Expense Group/Universe. The Board also took into account management’s discussion of the Fund’s expenses.

The Board noted that the Fund outperformed the Lipper VUF Multi-Cap Growth Index for the one-year period but trailed the Index for the three-year period. In addition, it was noted that the Fund outperformed its Performance Group for one- and three-year periods and outperformed its Performance Universe for the one-year period and underperformed for the three-year period. The Board noted that the Fund outperformed its benchmark, the Russell 1000® Growth Index for the one-year period. The Board considered that the Fund was restructured in December 2007 during which the existing investment management team was replaced with three new investment management teams. The Directors took into account the Fund’s recent improvement in performance and lower management fees and concluded that management was addressing the Fund’s performance.

•

Health Sciences Fund (sub-advised by T. Rowe Price). The Board considered that the Fund’s actual advisory fees were above the medians of its Expense Group/Universe and that the Fund’s total expenses were above the median of its Expense Group and below the median of its Expense Universe. It was noted that there were too few comparable funds in its Subadvisor Expense Group/Universe to provide a meaningful comparison of the Fund’s sub-advisory fees.

The Board considered that the Fund’s performance exceeded the medians of its Performance Group/Universe and outperformed the Lipper VUF Health/Bio Index and its benchmark, the S&P 500® Healthcare Index, for the one-, three- and five-year periods. The Directors concluded that the Fund’s performance has been satisfactory.

•

Inflation Protected Fund (sub-advised by AIGGIC). The Board considered that the Fund’s actual advisory fees were below the median of its Expense Group/Universe and total expenses were below the median of its Expense Group/Universe. It was noted that there were too few comparable funds in its Subadvisor Expense Group/Universe to provide a meaningful comparison of the Fund’s sub-advisory fees.

The Board noted that the Fund trailed the medians of its Performance Group/Universe for the one- and three-year period and that the Fund outperformed the Lipper VUF General US Government Bond Index. In addition, the Board considered that Fund trailed its benchmark, the Lehman Brothers U.S. Treasury Inflation Protected Securities Index, for the one- and three-year periods but that recent performance versus the benchmark has improved. The Board took into account management’s discussion of the Fund’s peer group. The Directors also noted management’s discussion of the Fund’s performance, including its continued monitoring of the Fund and concluded that the Fund’s performance has been satisfactory in light of all factors considered.

•

International Equities Fund (sub-advised by AIGGIC). The Board considered that the Fund’s actual advisory fees were at the median of its Expense Group and below the median of its Expense Universe and that the Fund’s total expenses were below the median of its Expense Universe and above the median of its Expense Group. The Board noted the relatively small number of funds included in the Expense Group. It was noted that there were too few comparable funds in its Subadvisor Expense Group/Universe to provide a meaningful comparison of the Fund’s sub-advisory fees.

AIG Retirement Company I

APPROVAL OF ADVISORY AGREEMENTS (Unaudited) — (continued)

The Board considered that the Fund trailed the medians of its Performance Group/Universe and the Lipper VUF International Core Index for the one-, three- and five-year periods. The Directors noted management’s discussion of the Fund’s performance including changes previously made to the Fund’s investment strategy, as well as its continued monitoring of the Fund, and other plans to address performance, and concluded that the Fund’s performance is being addressed.

•

International Government Bond Fund (sub-advised by AIGGIC). The Board considered that the Fund’s actual advisory fees and total expenses were below the medians of its Expense Group/Universe. In addition, it was noted that the Fund’s sub-advisory fees were below the median of its Subadvisor Expense Universe.

The Board considered that the Fund was at or above the median of its Performance Group for the one-, three- and five-year periods and was below the median of its Performance Universe for such periods. In addition, it was noted that the Fund underperformed the Lipper Global Income Index for the one- and three- year periods but outperformed the index for the five-year period. Finally, the Board noted that the Fund underperformed its blended benchmark for the one-, three- and five-year periods (JP Morgan Emerging Markets Bond Index Plus: 30% and the JP Morgan Government Bond Index Plus: 70%). Management reported that recent Fund performance versus the benchmark has improved. The Board concluded that the Fund’s performance was satisfactory.

•

International Growth I Fund (sub-advised by American Century Global, Invesco Aim and MFS). The Board considered that the Fund’s actual advisory fees were above the medians of its Expense Group/Universe. It also considered that the Fund’s total expenses were slightly above the medians of its Expense Group but below the median of its Expense Universe. The Board noted that the Fund’s sub-advisory fees were above the medians of its Subadvisor Expense Group/Universe. The Board also noted VALIC’s current undertakings to maintain expense limitations for the Fund.

The Board considered that the Fund’s performance exceeded the median of its Performance Group/Universe and outperformed its benchmark, the MSCI EAFE Index, for the one- and three-year periods but trailed the medians and the benchmark for the five-year period. In addition, the Fund outperformed Lipper VUF International Growth Index, for the one-year period but trailed the indices for the three- and five-year periods. The Directors noted management’s discussion of the Fund’s performance including its continued monitoring of the Fund and concluded that the Fund’s performance is satisfactory in light of all factors considered.

•

Large Cap Core Fund (sub-advised by Evergreen). The Board considered that the Fund’s actual advisory fees were above the medians of its Expense Group/Universe. In addition, the Board also noted that the Fund’s total expenses were above the median of it Expense Group and below the median of its Expense Universe. The Board considered that the Fund’s sub-advisory fees were below the medians of its Subadvisor Expense Group/Universe. The Board considered that Evergreen’s sub-advisory fees under each of the New Sub-advisory Agreements are identical to the sub-advisory fees under the Prior Sub-advisory Agreement.

The Board considered that the Fund was at or above the medians of its Performance Group/Universe for the one- and three-year periods and that the Fund outperformed the Lipper VUF Large Cap Core Index for the one-year period and trailed the index for the three-year period. The Board considered that the Fund outperformed its benchmark, the S&P 500® Index, for the one-year period. The Directors noted management’s discussion of the Fund’s improving performance as well as its continued monitoring of the Fund and concluded that Fund’s performance is satisfactory in light of all factors considered.

•

Large Capital Growth Fund (sub-advised by SunAmerica and Invesco Aim). The Board considered that the Fund’s actual advisory fees and total expenses were at or below the medians of its Expense Group/Universe. In addition, the Board noted that the Fund’s sub-advisory fees were above the medians of its Subadvisor Expense Group/Universe.

The Board considered that the Fund exceeded the median of its Performance Group for the one- and three-year period and that it exceeded its Performance Universe for the one-year period and trailed the median for the three-year period. It was also noted that the Fund trailed the Lipper VUF Large Cap Growth Index for the one- and three-year periods. It additionally noted that the Fund outperformed its benchmark, the Russell 1000 Growth Index, for the one-year period and slightly trailed the index for the three-year period. The Board concluded that the Fund’s performance was satisfactory in light of all factors considered.

•

Mid Cap Index Fund (sub-advised by AIGGIC). The Board considered that the Fund’s actual advisory fees and total expenses were below the medians of its Expense Group/Universe. The Board also noted that the Fund’s sub-advisory fees were below the median of its Subadvisor Expense Universe.

The Board considered that the Fund’s performance was within a range of 0.02% above or below or at the median of its Performance Group for the one-, three- and five-year periods and above the medians of its Performance Universe for such periods. The Board also considered that the Fund outperformed the Lipper VUF Mid Cap Core Index for the one- and three-year periods and trailed the index for the five-year period. The Board also considered the Fund’s tracking error versus its benchmark. Finally, the Board considered that the Fund slightly trailed its benchmark, the S&P MidCap 400 Index for the one-, three- and five-year periods. The Directors noted management’s discussion of the Fund’s performance, including its continued monitoring of the Fund, and concluded that the Fund’s performance is satisfactory in light of all factors considered.

•

Mid Cap Strategic Growth Fund (sub-advised by Brazos Capital and Van Kampen). The Board considered that the Fund’s actual advisory fees were below the medians of its Expense Group/Universe and that the Fund’s total expenses were slightly above the median of its Expense Group but below the median of its Expense Universe. The Board also noted that the Fund’s sub-advisory fees were below the median of its Subadvisor Expense Group and above the median of its Sub-advisory Expense Universe.

The Board considered that the Fund exceeded the medians of its Performance Group/Universe and the Lipper VUF Mid Cap Growth Index for the one- and three-year periods and outperformed its benchmark, the Russell Midcap® Growth Index, for such periods. The Directors noted management’s discussion of the Fund’s performance, including its continued monitoring of the Fund, and concluded that the Fund’s performance is satisfactory in light of all factors considered.

•

Money Market I Fund (sub-advised by SunAmerica). The Board considered that the Fund’s actual advisory fees were above the median of its Expense Group and at the median of its Expense Universe. The Board also noted that the Fund’s total expenses were above the median of its Expense Group and below the median of its Expense Universe. In addition, the Board considered that the Fund’s sub-advisory fees were at or above the medians of its Subadvisor Expense Group/Universe. The Board noted the relatively small range among the expense ratios of the funds in the Fund’s peer group.

AIG Retirement Company I

APPROVAL OF ADVISORY AGREEMENTS (Unaudited) — (continued)

The Board considered that the Fund’s performance was slightly below the median of its Performance Group/Universe and the Lipper VUF Money Market Index for the one-, three- and five-year periods. In addition, it was reported that the Fund slightly outperformed its benchmark, the T-Bill 3 Month Index, for the one- and three-year periods but slightly underperformed the benchmark for the five-year period. The Board took into account the relatively small range in performance returns among the Performance Group/Universe and Indices. The Board also considered management’s discussion of the Fund’s performance. The Board concluded that the Fund’s performance has been satisfactory in light of all factors considered.

•

Nasdaq-100® Index Fund (sub-advised by AIGGIC). The Board considered that the Fund’s actual advisory fees were slightly below its Expense Group and above the median of its Expense Universe and that the Fund’s total expenses were above the medians of its Expense Group/Universe. The Board considered that, effective October 1, 2007, the Fund’s expense limitation was lowered and that the total expense data for this Fund does not yet fully reflect this reduction. The Board also considered management’s discussion of the Fund’s expenses and of the appropriateness of the peer group chosen for the Fund. The Board noted that the Fund’s sub-advisory fees were above the medians of its Subadvisor Expense Group/Universe.

The Board considered that the Fund’s performance exceeded the median of its Performance Universe and outperformed the Lipper Multi-Cap Growth for the one-, three- and five-year periods. The Board noted that the Fund slightly underperformed its benchmark, the Nasdaq-100® Index for the one-, three- and five-year periods. The Board also considered the Fund’s tracking error versus its benchmark. The Board considered management’s discussions of the Fund’s performance, including the peer group in which the Fund was included, and concluded that the Fund’s performance has been satisfactory in light of all factors considered.

•

Science & Technology Fund (sub-advised by RCM, T. Rowe Price and Wellington Management). The Board considered that the Fund’s actual advisory fees were above the medians of its Expense Group/Universe and that the Fund’s total expenses were above the median of its Expense Group and below the median of its Expense Universe. The Board noted that the Fund’s sub-advisory fees were above the median of its Subadvisor Expense Group/Universe. The Board noted management’s discussion of the Fund’s expenses.

The Board considered that the Fund was at or above the medians of its Performance Group/Universe for the one-year period and below the medians for the three- and five-year periods. The Board also noted that the Fund underperformed the Lipper VUF Science & Technology Index for the one-, three- and five-year periods. Finally, the Board noted that the Fund outperformed its benchmark, the S&P 500 Information Technology Index, for the one-, three- and five year periods. The Board considered that the Fund was restructured in 2007 and that Fund performance has improved since that time. The Board considered management’s discussion of the Fund’s performance and concluded that the Fund’s performance has been satisfactory in light of all factors considered.

•

Small Cap Aggressive Growth Fund (sub-advised by Wells Capital). The Board considered that the Fund’s actual advisory fees were above the median of its Expense Group and below the median of its Expense Universe and that the Fund’s total expenses were below the median of its Expense Group/Universe. The Board noted that the Fund’s current sub-advisory fees were above the medians of its Subadvisor Expense Group/Universe.

The Board considered that the Fund outperformed the median of its Performance Group/Universe and its benchmark, the Russell 2000® Growth Index, for the one-year period and trailed the Lipper VUF Small Cap Growth Index for the one-year period. The Board noted that the Wells Capital assumed sub-advisory duties from Credit Suisse Asset Management, LLC in November 2006. The Board considered management’s discussion of the Fund’s performance by Wells Capital and concluded that the Fund’s performance has been addressed.

•

Small Cap Fund (sub-advised by Bridgeway Capital, Invesco Aim and T. Rowe Price). The Board considered that the Fund’s actual advisory fees were above the medians of its Expense Group/Universe and that the Fund’s total expenses were above the median of its Expense Group and below the median of its Expense Universe. The Board noted that the Fund’s current sub-advisory fees were slightly below the median of its Subadvisor Expense Group but above the median of its Subadvisor Expense Universe. The Board noted the replacement of American Century and Franklin Portfolio with Invesco Aim that took place on March 10, 2008 and VALIC’s undertakings to maintain expense limitations for the Fund.

The Board considered that the Fund’s performance trailed the medians of its Performance Group/Universe and underperformed the Lipper VUF Small Cap Core Index and its benchmark, the Russell 2000® Index, for the one-, three- and five-year periods. The Directors took into account management’s discussion of the Fund’s performance and the recent sub-adviser changes, as well as further plans to address the Fund’s performance, and concluded that action is being taken with respect to Fund performance.

•

Small Cap Index Fund (sub-advised by AIGGIC). The Board considered that the actual advisory fees were below the medians of its Expense Group/Universe and that the Fund’s total expenses were at the median of its Expense Group and below the median of its Expense Universe. In addition, the Board noted that the Fund’s sub-advisory fee was below the median of its Subadvisor Expense Universe.

The Board considered that the Fund exceeded the median of its Performance Group for the one-year period but trailed the median for the three- and five-year periods. It also noted that the Fund’s performance exceeded the median of its Performance Universe for the one-, three- and five-year periods. In addition, the Fund outperformed the Lipper VUF Small Cap Core Index for the three- and five-year periods but underperformed the index for the one-year period. The Board also considered the Fund’s tracking error versus its benchmark. Finally, the Board noted that the Fund slightly underperformed its benchmark, the Russell 2000® Index, for the one-, three- and five-year periods. The Board took into account the relatively small range in performance returns among the Performance Group/Universe. The Board concluded that the Fund’s performance has been satisfactory in light of all factors considered.

•

Small Cap Special Values Fund (sub-advised by Evergreen and Putnam). The Board considered that the Fund’s actual advisory fees were below the median of its Expense Group/Universe and that the Fund’s total expenses were at the median of its Expense Group and below the median of its Expense Universe. In addition, the Board noted that the Fund’s sub-advisory fees were above the medians of its Subadvisor Expense Group/Universe. The Board considered that Evergreen’s sub-advisory fees under each of the New Sub-advisory Agreements are identical to the sub-advisory fees under the Prior Sub-advisory Agreement.

AIG Retirement Company I

APPROVAL OF ADVISORY AGREEMENTS (Unaudited) — (continued)

The Board noted that the Fund’s performance trailed the medians of its Performance Group/Universe and underperformed the Lipper VUF Small Cap Value Index and its benchmark, the Russell 2000 Value Index, for the one-year period. The Directors took into account management’s discussion of the Fund’s performance and its plans for the Fund and concluded that performance is being addressed.

•

Small-Mid Growth Fund (sub-advised by Evergreen). The Board considered that the Fund’s actual advisory fees were below the median of its Expense Group/Universe and that the Fund’s total expenses were at the median of its Expense Group and below the median of its Expense Universe. In addition, the Board noted that the Fund’s sub-advisory fees were at the median of its Subadvisor Expense Group and below the median of its Subadvisor Expense Universe. The Board considered that Evergreen’s sub-advisory fees under each of the New Sub-advisory Agreements are identical to the sub-advisory fees under the Prior Sub-advisory Agreement.

The Board noted that the Fund’s performance trailed the medians of its Performance Group/Universe and underperformed the Lipper VUF Small Cap Growth Index and its benchmark, the Russell 2000® Growth Index, for the one-year period. The Directors took into account management’s discussion of the Fund’s performance, the changes to the Fund’s investment strategy and portfolio management team managing the Fund made effective March 10, 2008, and its continued monitoring of the Fund and concluded that management is taking appropriate action with respect to the Fund.

•

Stock Index Fund (sub-advised by AIGGIC). The Board considered that the Fund’s actual advisory fees were below the medians of its Expense Group/Universe and that the Fund’s total expenses were slightly above the median of its Expense Group and below the median of its Expense Universe. In addition, the Board noted that the Fund’s sub-advisory fees were below the median of its Expense Group.

The Board considered that the Fund’s performance was within a range of 0.07% below the Lipper VUF S&P 500 Index and its benchmark, the S&P 500® Index for the one-, three- and five-year periods and that the dispersion between the performance of funds in its Performance Group/Universe was relatively small. The Board also considered the Fund’s tracking error versus its benchmark. The Board took into account the relatively small range in performance returns among the Performance Group/Universe and the Indices. The Board concluded that the Fund’s performance has been satisfactory in light of all factors considered.

•

Value Fund (sub-advised by Oppenheimer). The Board considered that the Fund’s actual advisory fees and total expenses were above the medians of its Expense Group/Universe. The Board noted that management lowered the Fund’s expense limitation to 0.85% as of October 1, 2007 and that the reduction is not fully reflected in the Fund’s total expense data. The Board also noted that the Fund’s sub-advisory fees were above the medians of its Subadvisor Expense Group/Universe.

The Board considered that the Fund’s performance exceeded the medians of its Performance Group/Universe and outperformed the Lipper VUF Multi-Cap Value Index for the one-, three- and five-year periods. It was additionally noted that the Fund outperformed the Russell 1000® Value Index for the one- and three-year periods, which cover the period for which Oppenheimer has served as sub-adviser (June 21, 2004. The Board concluded that the Fund’s performance has been satisfactory.

The Board concluded that the advisory fee and sub-advisory fee for each Fund are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Cost of Services and Indirect Benefits. The Board was provided information related to the cost of services and profits realized in connection with the Advisory Agreement. The Board considered the costs that are borne by the Funds. For its services, VALIC receives a fee, payable monthly from each Fund in an amount that is calculated as a percentage of the average daily net assets of the respective Fund.

It was noted that VALIC reviewed a number of factors in determining appropriate fee levels for the Funds as well as the fee VALIC pays each Sub-adviser. Such factors include review of (1) style class peers primarily within the variable annuity and qualified plan universe; (2) key competitor analysis; (3) clone fund analysis; (4) product suitability; and (5) special considerations such as competitor sub-account characteristics, uniqueness of the product and prestige of the manager.

The Board considered that VALIC will receive benefits in addition to the advisory fee to be paid by the Funds which include transfer agency fees paid or to be paid by the Funds. The Board considered that ARC I pays VALIC a fee for the provision of record keeping and shareholder services to contract owners and participants, which is provided at cost. Such payment is allocated to each Fund based on the number of accounts serviced. Finally, it was noted that the Funds pay SunAmerica, an annual fee of approximately 0.07% based on each Fund’s average daily net assets, for the provision of certain accounting and administrative services. Out of the fee SunAmerica receives from the Funds, SunAmerica compensates VALIC for certain administrative services and the Funds’ custodian, State Street Bank and Trust Company for calculation of the daily net asset value.

The Board also considered that VALIC may exclude from its taxable income a portion of the ordinary dividends paid by underlying U.S. equities in the Funds to the same extent the Funds receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, it was noted that VALIC may receive foreign tax credits with respect to certain foreign securities held or to be held in certain Funds that benefit VALIC.

Profitability. In considering the profitability to VALIC and its affiliates in connection with its relationship with the Funds, the Board reviewed information provided by VALIC setting forth the revenues and other benefits, both direct and indirect, received by VALIC and its affiliates attributable to managing each Fund, the cost of providing such services and the resulting profitability to VALIC and its affiliates from these relationships. The Board also reviewed VALIC’s profitability on a Fund-by-Fund basis. The Board received and reviewed information prepared by VALIC that reflects an allocation of costs that result in a reasonable determination of profitability of VALIC, as adviser and transfer agent. In addition, the Board considered the profitability of SunAmerica in its role as the administrator of the Funds and as sub-adviser to certain Funds. The Board determined that VALIC’s and its affiliates’ profitability is reasonable.

In considering the profitability to the Sub-advisers in connection with their relationship to the Funds, the Directors noted that the fees under the Sub-Advisory Agreements are paid by VALIC out of the advisory fees that VALIC receives under the Advisory Agreement. With respect to the unaffiliated Sub-advisers, the Board also relied on the ability of VALIC to negotiate the Sub-Advisory Agreements and the fees thereunder at arm’s length. With respect to the New Sub-advisory Agreements between VALIC and Evergreen, the Board noted that the Sub-advisory fees would not be changing from the Sub-advisory fee under the Prior Sub-advisory Agreement.

AIG Retirement Company I

APPROVAL OF ADVISORY AGREEMENTS (Unaudited) — (continued)

For each of the above reasons, the Directors determined that the profitability to the unaffiliated Sub-advisers from their relationship with the Funds was not a material factor in their deliberations.

Economies of Scale. The Board noted that the advisory fee rate and sub-advisory fee rates payable to VALIC and each of the Sub-advisers contain breakpoints. The Board also took into account management’s discussion of the Funds’ advisory fee and sub-advisory fee structure. The Board noted that most of the Fund’s advisory fee structures contained breakpoints. The Board concluded that VALIC’s advisory fee rates with respect to the Funds and the Funds’ sub-advisory fee rates reflect the economies of scale inherent in providing investment advice to Funds in their respective asset category and asset size and that no changes to the advisory fee structure were necessary.

For similar reasons as stated above with respect to the unaffiliated Sub-advisers’ profitability and the costs of their providing services, the Board concluded that the potential for economies of scale in the Sub-advisers’ management of the Funds are not a material factor to the approval of the Sub-advisory Agreements and, additionally, it was noted that most of the Funds have breakpoints at the sub-advisory fee level.

Terms of the Advisory Contracts. The Board reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken. The Board also reviewed the terms of payment for services rendered by VALIC and the Sub-advisers and noted that VALIC would compensate the Sub-advisers out of the advisory fees it receives from the Funds. The Board noted that the Sub-Advisory Agreements provide that each Sub-adviser will pay all of its own expenses in connection with the performance of their respective duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered the termination and liability provisions of the Advisory Contracts and other terms contained therein. The Board concluded that the terms of each of the Advisory Contracts were reasonable.

With respect to the sub-advisory agreements between VALIC and Evergreen, the Board reviewed the terms of the New Sub-advisory Agreements, including the duties and responsibilities undertaken by Evergreen. It was noted that the terms of the New Sub-advisory Agreements will not differ from the terms of the Prior Sub-advisory Agreement except for effective date and the term of the New Sub-advisory Agreements. The Board concluded that the terms of the New Sub-advisory Agreements were reasonable.

Compliance. The Board reviewed VALIC’s and the Sub-advisers’ compliance personnel, regulatory history, including information whether it was currently involved in any regulatory actions or investigations. In addition, the Board reviewed information concerning each entities’ compliance staff that would be responsible for providing compliance functions on behalf of the Fund and concluded that there was no information provided that would have a material adverse effect on their abilities to provide services to the Funds.

Conclusions. In reaching its decision to approve the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Director may have contributed different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Directors, concluded that VALIC and each Sub-adviser possess the capability and resources to perform the duties required of them under their respective Advisory Contracts.

Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Directors, concluded that (1) the terms of the Advisory Contracts are reasonable, fair and in the best interest of the Funds and their respective shareholders, and (2) the fee rates payable under the Advisory Contracts are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

AIG Retirement Company I

BOARD OF DIRECTORS

Thomas J. Brown

Judith L. Craven

William F. Devin

Timothy J. Ebner

Gustavo E. Gonzales, Jr.

Peter A. Harbeck

John W. Lancaster

Kenneth J. Lavery

John E. Maupin, Jr.

CUSTODIAN

State Street Bank and Trust Company

225 Franklin Street

Boston, Massachusetts 02110

INVESTMENT ADVISER

The Variable Annuity

Life Insurance Company (VALIC)

2929 Allen Parkway

Houston, Texas 77019

INVESTMENT SUB-ADVISERS

AIG Global Investment Corp.

70 Pine Street

New York, NY 10270

SunAmerica Asset Management Corp.

Harborside Financial Center

3200 Plaza 5

Jersey City, New Jersey 07311

American Century Investment Management, Inc./

American Century Global Investment

Management, Inc.

4500 Main Street

Kansas City, Missouri 64111

Barrow, Hanley, Mewhinney & Strauss, Inc.

2200 Ross Avenue, 31st Floor

Dallas, Texas 75201-2761

BlackRock Investment Management, LLC

800 Scudders Mill Rd.

Plainsboro, NJ 08536

Brazos Capital Management, LP

5949 Sherry Lane, Suite 1600

Dallas, Texas 75225

Bridgeway Capital Management, Inc.

5615 Kirby Drive

Suite 518

Houston, TX 77005-2448

Evergreen Investment Management Company, LLC

200 Berkeley Street

Boston, MA 02116-5034

Franklin Advisers, Inc.

One Franklin Parkway

San Mateo, CA 94403-1906

Goldman Sachs

Asset Management, LP

32 Old Ship

New York, NY 10005

Invesco Aim Capital Management, Inc.

11 Greenway Plaza

Houston, TX 77046

Massachusetts Financial Services Company

500 Boylston Street

Boston, MA 02116

OppenheimerFunds, Inc.

Two World Financial Center

225 Liberty Street, 11th Floor

New York, New York 10281-1008

Putnam Investment Management, LLC

One Post Office Square

Boston, MA 02109

RCM Capital Management, LLC

4 Embarcadero Center

San Francisco, California 94111

Templeton Global Advisors Ltd.,

Lyford Cay

Nassau, Bahamas

Templeton Investment Counsel, LLC

Broward Financial Centre, Suite 2100

Ft. Lauderdale, Florida 33394

T. Rowe Price Associates, Inc.

100 East Pratt Street

Baltimore, Maryland 21202

Morgan Stanley Investment Management, Inc.

d/b/a

Van Kampen

525 Fifth Avenue

New York, New York 10036

Wellington Management Company, LLP

75 State Street

Boston, Massachusetts 02109

Wells Capital Management, Inc.

525 Market St.

10th Floor

San Francisco, California 94105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

1201 Louisiana Street, Suite 2900

Houston, TX 77002

TRANSFER AND SHAREHOLDER SERVICE AGENT

The Variable Annuity

Life Insurance Company (VALIC)

2929 Allen Parkway

Houston, Texas 77019

OFFICERS

Evelyn M. Curran,

President and Principal Executive Officer

John Packs,

Vice President and Senior Investment Officer

Gregory R. Kingston,

Treasurer and Principal Financial Officer

Nori L. Gabert,

Vice President, Chief Legal Officer and Secretary

Gregory N. Bressler,

Vice President

Cynthia A. Skrehot,

Vice President and Chief Compliance Officer

Donna Handel,

Vice President and Assistant Treasurer

Diedre L. Shepherd,

Assistant Treasurer

Mark Matthes,

Assistant Secretary

Matthew J. Hackethal,

Anti-Money Laundering

Compliance Officer

AIG Retirement Company I

DISCLOSURE OF QUARTERLY FUND HOLDINGS

ARC I is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. ARC I’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at www.sec.gov. You can also review and obtain copies of Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

VOTING PROXIES ON AIG RETIREMENT COMPANY I PORTFOLIO SECURITIES

A description of the policies and procedures that ARC I uses to determine how to vote proxies related to securities held in the Fund’s portfolios which is available in ARC I’s Statement of Additional Information, may be obtained without charge upon request, by calling 1-800-448-2542. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON AIG RETIREMENT COMPANY I PORTFOLIO SECURITIES

Information regarding how ARC I voted proxies relating to securities held in the ARC I Funds during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling 1-800-448-2542 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is for the information of the shareholders and variable contract owners participating in ARC I. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your financial professional.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

Money Market I Fund

Money Market II Fund

(the “Funds”)

Supplement to the Prospectuses

Participation in the Extension of the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds

On November 24, 2008, the U.S. Department of the Treasury (“Treasury”) announced an extension of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”) until April 30, 2009. On December 4, 2008, the Boards of Directors/Trustees (the “Board”) of the AIG Retirement Company I and AIG Retirement Company II approved the continued participation of the Funds in the Program. The Program’s guarantee only applies to shareholders of the Funds as of the close of business on September 19, 2008.

Subject to certain conditions and limitations, share amounts held by investors in the Funds as of the close of business on September 19, 2008 are guaranteed against loss under the Program in the event the per share net asset value falls below $0.995 (a “Guarantee Event”) and the Fund subsequently liquidates. Upon declaration of a Guarantee Event, a Fund will be required to suspend redemptions, cease sales, and cease declaration and payment of dividends. The Program guarantee only covers the amount a shareholder held in the Funds as of the close of business on September 19, 2008 or the amount a shareholder holds if and when a Guarantee Event occurs, whichever is less. A shareholder who has continuously maintained an account with a Fund since September 19, 2008 would receive a payment for each protected share equal to the shortfall between the amount received in the liquidation and $1.00 per share in the case of a Guarantee Event. The Program is subject to an overall limit of approximately $50 billion for all money market funds participating in the Program.

The extension of the Program begins on December 19, 2008 and continues through April 30, 2009. Continued participation in the Program until April 30, 2009 requires an additional payment to the U.S. Department of the Treasury in the amount of 0.022% of the net asset value of the Money Market I Fund and 0.015% of the net asset value of the Money Market II Fund as of the close of business on September 19, 2008. The cost to participate in the extension of the Program will be borne by each Fund, subject to the expense limitations currently in effect for certain of the Funds.

The Secretary of the Treasury may elect to extend the Program beyond April 30, 2009 through the close of business on September 18, 2009, although, as of the date of this Supplement, no decision has been made to extend the Program beyond April 30, 2009. If the Program is extended further, the Board will consider whether to continue to participate in the Program. If a Guarantee Event occurs after the Program expires, or, if sooner, after a Fund ceases to participate in the Program, neither that Fund nor any shareholder will be entitled to any payment under the Program.

More information about the Program is available at http://www.ustreas.gov.

Date: December 5, 2008

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

AIG Retirement Company I

SUPPLEMENT TO PROSPECTUS

Supplement to Prospectus dated October 1, 2008

Asset Allocation Fund. In the section titled “About ARC I’s Management – Investment Sub-Advisers – AIG Global Investment Corp.,” references to Michael Kloss are deleted in their entirety. The following disclosure is added to reflect the addition of Jose R. Aragon as a portfolio manager to the Fund:

Mr. Aragon joined AIG Investments in 2003 and is currently a Vice President and a Portfolio Manager for AIG Investments’ asset allocation products. Prior to assuming this role, Mr. Aragon managed AIG Investments’ multi-strategy hedge fund and was a Quantitative Analyst in the AIG Investments structured equity group.

Capital Conservation Fund. The Fund no longer invests in high-yield fixed income securities (junk bonds). The “Investment Strategy” section of the Fund’s Fact Sheet is amended to remove references to the Fund’s ability to invest in such instruments. In addition, the “Investment Risks” section is amended to delete “Lower Rated Fixed Income Securities Risk.”

In the section titled “About ARC I’s Management – Investment Sub-Advisers – AIG Global Investment Corp.,” the paragraph regarding the management of the Capital Conservation Fund is deleted and replaced in its entirety with the following:

Investment decisions for the Capital Conservation Fund are made by a team including Dana G. Burns, Raphael Davis, Robert Vanden Assem and Michele Varvaro. Mr. Burns is Vice President of Investment Grade Fixed Income and Portfolio Manager. Mr. Burns joined AIG Investments in 2007 and has over 10 years of investment experience. Prior to joining AIG Investments, Mr. Burns was Vice President and co-manager of the Fixed Income Separately Managed Account team at Morgan Stanley. Mr. Davis is Managing Director of U.S. Fixed Income for AIG Investments. Mr. Davis is responsible for trading and portfolio management of AIG’s agency MBS pass-through and CMO portfolios. Mr. Davis joined AIG Investments with the acquisition of AGIM in 2001. During his seven years at AGIM, Mr. Davis was responsible for the trading and management of American General Investment Management’s MBS, asset-backed securities, and money-market portfolios. Mr. Vanden Assem joined AIG Investments in 2001 and is responsible for the portfolio management of AIG Investments’ high grade total rate of return portfolio, long/short portfolios and affiliated accounts. Prior to joining AIG Investments, Mr. Vanden Assem was with Morgan Stanley Dean Witter Advisors where he worked as a portfolio manager for the MSDW Strategist and Variable Strategist mutual funds as well as other institutional and individual fixed income assets. Ms. Varvaro is an Assistant MBS Portfolio Manager in the Securitized Products group, of U.S. Fixed Income for AIG Investments. Ms. Varvaro is responsible for assisting the lead portfolio manager, Raphael Davis in the day-to-day management of AIG’s agency and MBS pass-through and CMO portfolios for both the general and total return portfolios. Ms. Varvaro joined AIG Investments in 2005. Prior to joining AIG Investments, Ms. Varvaro was an Institutional Fixed Income Sales Associate at Merrill Lynch where she advised and sold short-term fixed income securities to money managers of institutional corporations.

Science & Technology Fund. In the section titled “About ARC I’s Management – Investment Sub-Advisers – T. Rowe Price Associates, Inc.,” the paragraph regarding the management of the Science & Technology Fund is deleted and replaced in its entirety with the following:

T. Rowe Price is responsible for sub-advising a portion of the Science & Technology Fund. This portion is managed by an investment advisory committee to be chaired by Kennard W. Allen. Mr. Allen will replace Michael F. Sola, CFA as committee chairman effective January 1, 2009. The committee chairman has day-to-day responsibility for managing the Fund and works with the committee in developing and executing the Fund’s investment program. Mr. Allen previously served as a member of the investment advisory committee. He joined T. Rowe Price in 2000 and his investment experience dates from 1999.

Value Fund. In the section titled “About ARC I’s Management – Investment Sub-Advisers – OppenheimerFunds, Inc.,” the paragraph regarding the management of the Value Fund is deleted and replaced in its entirety with the following:

Effective January 1, 2009, Mitch Williams and John Damian assumed primary responsibility for the day-to-day management of the Value Fund’s investments. Mr. Williams, CFA, has been a Vice President of Oppenheimer since July 2006 and was previously a Senior Research Analyst from April 2002. Mr. Damian has been a Vice President of Oppenheimer since September 2001.

Date: December 31, 2008

AIG RETIREMENT ONLINE

Account Access

You must establish a
Personal Identification
Number (PIN) before
using the automated
account services.

You can also access
AIG Retirement’s toll-free
automated phone line
at 800.448.2542 to obtain
24-hour access to your account.

Manage your account on the Web through AIG Retirement Online!

Enjoy quick, easy and secure access — now or anytime. Go to www.aigretirement.com and click on Access Your Account in the “Links to Login” section.

You’ll find these powerful features:

•   View your account portfolio including values, graphs and charts

•   View, download or print account, transaction confirmation and tax statements

•   View current and historical fund performance and unit values

•   View personal performance for your account

•   View or download transaction history

•   View your financial advisor’s contact information

•   Update or reset your Personal Identification Number (PIN) and security information

•   Change your contact information such as telephone, address or e-mail

•   Update your Investor Profile

•   Initiate account transactions including:

>    Allocation changes

>    Transfer money among investment options

>    Rebalance account to your desired allocation mix

>    Change contributions

•   Model loans

•   Set up the ability to view your account on your phone

•   Request forms for a variety of services

•   Display information from other accounts in addition to AIG Retirement accounts using the Account Aggregation Feature

•   Enroll in the electronic document delivery service

Start exploring AIG Retirement Online today by establishing a Personal Identification Number (PIN)!

To set up a PIN through AIG Retirement Online:

•   Go to www.aigretirement.com

•   Click on Access Your Account in the “Links to Login” section

•   Click “I am a new user”

•   Enter the information required to establish a new PIN

•   Click “I Agree” to accept AIG Retirement’s access agreement (required)

•   Verify and/or update your address, e-mail and telephone number

•   Click “Continue” to update your record and proceed to the Client Summary screen

Your PIN setup is complete when the Client Summary screen appears.

You can also access AIG Retirement’s toll-free automated phone line at 800.448.2542 to obtain 24-hour access to your account.

AIG Retirement Company I P.O. Box 3206 Houston, TX 77253-3206	PRSRT STD U.S. POSTAGE PAID WILLIARD, OH PERMIT NO. 12

AR 4873 VER 11/08

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.3a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Not applicable

(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3)	Not applicable.

(b)	Certification pursuant to Rule 30a-2 (b) under the Investment Company Act of 1940 (17 CFR 270.30a-2 (a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AIG Retirement Company I

By:	/s/ Evelyn M. Curran
Evelyn M. Curran
President

Date: February 6, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Evelyn M. Curran
Evelyn M. Curran
President

Date: February 6, 2009

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: February 6, 2009